UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Corporate Bond Index Fund ETF Shares - VCSH

Vanguard Short-Term Corporate Bond Index Fund Admiral™ Shares - VSCSX

Vanguard Short-Term Corporate Bond Index Fund Institutional Shares - VSTBX

Vanguard Intermediate-Term Corporate Bond Index Fund ETF Shares - VCIT

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral™ Shares - VICSX

Vanguard Intermediate-Term Corporate Bond Index Fund Institutional Shares - VICBX

Vanguard Long-Term Corporate Bond Index Fund ETF Shares - VCLT

Vanguard Long-Term Corporate Bond Index Fund Admiral™ Shares - VLTCX

Vanguard Long-Term Corporate Bond Index Fund Institutional Shares - VLCIX

Vanguard Short-Term Treasury Index Fund ETF Shares - VGSH

Vanguard Short-Term Treasury Index Fund Admiral™ Shares - VSBSX

Vanguard Short-Term Treasury Index Fund Institutional Shares - VSBIX

Vanguard Intermediate-Term Treasury Index Fund ETF Shares - VGIT

Vanguard Intermediate-Term Treasury Index Fund Admiral™ Shares - VSIGX

Vanguard Intermediate-Term Treasury Index Fund Institutional Shares - VIIGX

Vanguard Long-Term Treasury Index Fund ETF Shares - VGLT

Vanguard Long-Term Treasury Index Fund Admiral™ Shares - VLGSX

Vanguard Long-Term Treasury Index Fund Institutional Shares - VLGIX

Vanguard Mortgage-Backed Securities Index Fund ETF Shares - VMBS

Vanguard Mortgage-Backed Securities Index Fund Admiral™ Shares - VMBSX

Vanguard Mortgage-Backed Securities Index Fund Institutional Shares - VMBIX

Vanguard Total Corporate Bond ETF ETF Shares - VTC

Vanguard Total World Bond ETF ETF Shares - BNDW

Vanguard Short-Term Corporate Bond Index Fund
ETF Shares (VCSH) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$48,298
Number of Portfolio Holdings	2,892
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	5.5%
Energy	5.9%
Financials	37.3%
Health Care	8.8%
Industrials	6.5%
Materials	2.5%
Real Estate	4.5%
Technology	8.0%
Utilities	6.9%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3145

Vanguard Short-Term Corporate Bond Index Fund
Admiral™ Shares (VSCSX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$48,298
Number of Portfolio Holdings	2,892
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	5.5%
Energy	5.9%
Financials	37.3%
Health Care	8.8%
Industrials	6.5%
Materials	2.5%
Real Estate	4.5%
Technology	8.0%
Utilities	6.9%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1945

Vanguard Short-Term Corporate Bond Index Fund
Institutional Shares (VSTBX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$48,298
Number of Portfolio Holdings	2,892
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	5.5%
Energy	5.9%
Financials	37.3%
Health Care	8.8%
Industrials	6.5%
Materials	2.5%
Real Estate	4.5%
Technology	8.0%
Utilities	6.9%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1645

Vanguard Intermediate-Term Corporate Bond Index Fund
ETF Shares (VCIT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$68,527
Number of Portfolio Holdings	2,287
Portfolio Turnover Rate	34%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	6.8%
Consumer Discretionary	5.7%
Consumer Staples	5.8%
Energy	6.6%
Financials	32.6%
Health Care	9.1%
Industrials	5.9%
Materials	3.0%
Real Estate	5.0%
Technology	8.6%
Utilities	9.4%
U.S. Government and Agency Obligations	0.0%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3146

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral™ Shares (VICSX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$68,527
Number of Portfolio Holdings	2,287
Portfolio Turnover Rate	34%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	6.8%
Consumer Discretionary	5.7%
Consumer Staples	5.8%
Energy	6.6%
Financials	32.6%
Health Care	9.1%
Industrials	5.9%
Materials	3.0%
Real Estate	5.0%
Technology	8.6%
Utilities	9.4%
U.S. Government and Agency Obligations	0.0%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1946

Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares (VICBX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$68,527
Number of Portfolio Holdings	2,287
Portfolio Turnover Rate	34%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	6.8%
Consumer Discretionary	5.7%
Consumer Staples	5.8%
Energy	6.6%
Financials	32.6%
Health Care	9.1%
Industrials	5.9%
Materials	3.0%
Real Estate	5.0%
Technology	8.6%
Utilities	9.4%
U.S. Government and Agency Obligations	0.0%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1646

Vanguard Long-Term Corporate Bond Index Fund
ETF Shares (VCLT) NASDAQ
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$8,665
Number of Portfolio Holdings	2,576
Portfolio Turnover Rate	25%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	11.8%
Consumer Discretionary	5.5%
Consumer Staples	6.5%
Energy	9.2%
Financials	13.6%
Health Care	16.1%
Industrials	8.1%
Materials	3.2%
Real Estate	1.2%
Technology	8.6%
Utilities	13.7%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3147

Vanguard Long-Term Corporate Bond Index Fund
Admiral™ Shares (VLTCX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$8,665
Number of Portfolio Holdings	2,576
Portfolio Turnover Rate	25%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	11.8%
Consumer Discretionary	5.5%
Consumer Staples	6.5%
Energy	9.2%
Financials	13.6%
Health Care	16.1%
Industrials	8.1%
Materials	3.2%
Real Estate	1.2%
Technology	8.6%
Utilities	13.7%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1947

Vanguard Long-Term Corporate Bond Index Fund
Institutional Shares (VLCIX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$8,665
Number of Portfolio Holdings	2,576
Portfolio Turnover Rate	25%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	11.8%
Consumer Discretionary	5.5%
Consumer Staples	6.5%
Energy	9.2%
Financials	13.6%
Health Care	16.1%
Industrials	8.1%
Materials	3.2%
Real Estate	1.2%
Technology	8.6%
Utilities	13.7%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1647

Vanguard Short-Term Treasury Index Fund
ETF Shares (VGSH) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$32,675
Number of Portfolio Holdings	92
Portfolio Turnover Rate	45%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
1 - 2 Years	54.6%
2 - 3 Years	44.5%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3142

Vanguard Short-Term Treasury Index Fund
Admiral™ Shares (VSBSX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$32,675
Number of Portfolio Holdings	92
Portfolio Turnover Rate	45%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
1 - 2 Years	54.6%
2 - 3 Years	44.5%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1942

Vanguard Short-Term Treasury Index Fund
Institutional Shares (VSBIX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$32,675
Number of Portfolio Holdings	92
Portfolio Turnover Rate	45%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
1 - 2 Years	54.6%
2 - 3 Years	44.5%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1642

Vanguard Intermediate-Term Treasury Index Fund
ETF Shares (VGIT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$48,798
Number of Portfolio Holdings	104
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
2 - 4 Years	23.1%
4 - 6 Years	40.5%
6 - 8 Years	21.3%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3143

Vanguard Intermediate-Term Treasury Index Fund
Admiral™ Shares (VSIGX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$48,798
Number of Portfolio Holdings	104
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
2 - 4 Years	23.1%
4 - 6 Years	40.5%
6 - 8 Years	21.3%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1943

Vanguard Intermediate-Term Treasury Index Fund
Institutional Shares (VIIGX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$48,798
Number of Portfolio Holdings	104
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
2 - 4 Years	23.1%
4 - 6 Years	40.5%
6 - 8 Years	21.3%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1643

Vanguard Long-Term Treasury Index Fund
ETF Shares (VGLT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$15,813
Number of Portfolio Holdings	99
Portfolio Turnover Rate	8%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
10 - 15 Years	8.8%
15 - 20 Years	36.4%
20 - 25 Years	18.1%
Over 25 Years	35.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3144

Vanguard Long-Term Treasury Index Fund
Admiral™ Shares (VLGSX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$15,813
Number of Portfolio Holdings	99
Portfolio Turnover Rate	8%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
10 - 15 Years	8.8%
15 - 20 Years	36.4%
20 - 25 Years	18.1%
Over 25 Years	35.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1944

Vanguard Long-Term Treasury Index Fund
Institutional Shares (VLGIX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$15,813
Number of Portfolio Holdings	99
Portfolio Turnover Rate	8%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
10 - 15 Years	8.8%
15 - 20 Years	36.4%
20 - 25 Years	18.1%
Over 25 Years	35.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1644

Vanguard Mortgage-Backed Securities Index Fund
ETF Shares (VMBS) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$16,930
Number of Portfolio Holdings	94
Portfolio Turnover Rate	53%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
0 - 10 Years	2.4%
10 - 20 Years	10.6%
20 - 30 Years	82.5%
30 - 40 Years	3.4%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3148

Vanguard Mortgage-Backed Securities Index Fund
Admiral™ Shares (VMBSX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$16,930
Number of Portfolio Holdings	94
Portfolio Turnover Rate	53%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
0 - 10 Years	2.4%
10 - 20 Years	10.6%
20 - 30 Years	82.5%
30 - 40 Years	3.4%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1948

Vanguard Mortgage-Backed Securities Index Fund
Institutional Shares (VMBIX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$16,930
Number of Portfolio Holdings	94
Portfolio Turnover Rate	53%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
0 - 10 Years	2.4%
10 - 20 Years	10.6%
20 - 30 Years	82.5%
30 - 40 Years	3.4%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1648

Vanguard Total Corporate Bond ETF
ETF Shares (VTC) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,642
Number of Portfolio Holdings	4,827
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	7.8%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Energy	7.3%
Financials	28.4%
Health Care	11.3%
Industrials	7.0%
Materials	2.9%
Real Estate	3.6%
Technology	8.3%
Utilities	9.8%
U.S. Government and Agency Obligations	0.0%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR985

Vanguard Total World Bond ETF
ETF Shares (BNDW) Nasdaq
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,600
Number of Portfolio Holdings	3
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Vanguard Total Bond Market ETF	50.8%
Vanguard Total International Bond ETF	49.2%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
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SR3061

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard Mortgage-Backed Securities Index Fund

Contents
Financial Statements	1

Mortgage-Backed Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.9%)
Conventional Mortgage-Backed Securities (98.9%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	1,274	1,241
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	19,698	19,212
[1,2]	Freddie Mac Gold Pool	3.000%	8/1/2028–6/1/2049	117,515	110,815
[1,2]	Freddie Mac Gold Pool	3.500%	3/1/2026–2/1/2049	116,098	111,895
[1,2]	Freddie Mac Gold Pool	4.000%	3/1/2026–6/1/2049	87,899	87,111
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2028–11/1/2048	36,752	37,172
[1,2]	Freddie Mac Gold Pool	5.000%	2/1/2028–11/1/2048	10,325	10,673
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/2026–12/1/2038	6,001	6,260
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/2028–5/1/2040	4,393	4,665
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/2028–12/1/2038	52	54
[1]	Ginnie Mae I Pool	2.500%	6/15/2027–6/15/2028	25	25
[1]	Ginnie Mae I Pool	3.000%	4/15/2042–8/15/2043	6,592	6,170
[1]	Ginnie Mae I Pool	3.500%	5/15/2026–9/15/2049	10,650	10,182
[1]	Ginnie Mae I Pool	4.000%	4/15/2039–6/15/2049	8,604	8,462
[1]	Ginnie Mae I Pool	4.500%	8/15/2033–7/15/2049	12,674	12,816
[1]	Ginnie Mae I Pool	5.000%	2/15/2039–4/15/2041	3,630	3,760
[1]	Ginnie Mae I Pool	6.500%	10/15/2028–1/15/2039	31	32
[1]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	11,778	9,569
[1,3]	Ginnie Mae II Pool	2.000%	8/20/2050–3/15/2056	469,541	397,958
[1,3]	Ginnie Mae II Pool	2.500%	6/20/2027–3/15/2056	465,725	411,373
[1,3]	Ginnie Mae II Pool	3.000%	6/20/2028–3/15/2056	458,556	423,054
[1]	Ginnie Mae II Pool	3.500%	7/20/2026–2/20/2056	387,467	369,570
[1]	Ginnie Mae II Pool	4.000%	8/20/2039–2/20/2056	287,885	280,480
[1,3]	Ginnie Mae II Pool	4.500%	2/20/2039–3/15/2056	406,047	404,168
[1,3]	Ginnie Mae II Pool	5.000%	4/20/2039–3/15/2056	644,010	648,718
[1,3]	Ginnie Mae II Pool	5.500%	2/20/2049–3/15/2056	667,312	678,685
[1,3]	Ginnie Mae II Pool	6.000%	12/20/2052–3/15/2056	360,201	369,018
[1]	Ginnie Mae II Pool	6.500%	10/20/2028–8/20/2055	112,303	117,185
[1]	Ginnie Mae II Pool	7.000%	4/20/2038–12/20/2054	19,795	20,584
[1]	Ginnie Mae II Pool	7.500%	1/20/2054–2/20/2054	1,164	1,203
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	601,059	506,833
[1,2,3]	UMBS Pool	2.000%	11/1/2027–3/25/2056	2,590,340	2,216,965
[1,2,3]	UMBS Pool	2.500%	3/1/2027–3/25/2056	1,806,587	1,599,503
[1,2,3]	UMBS Pool	3.000%	2/1/2028–3/25/2056	1,101,318	1,016,664
[1,2,3]	UMBS Pool	3.500%	3/1/2026–3/25/2056	704,756	673,557
[1,2,3]	UMBS Pool	4.000%	3/1/2026–4/25/2056	646,843	635,463
[1,2,3]	UMBS Pool	4.500%	3/1/2029–3/25/2056	644,334	643,246
[1,2,3]	UMBS Pool	5.000%	5/1/2030–3/25/2056	1,193,137	1,207,089
[1,2,3]	UMBS Pool	5.500%	12/1/2030–3/25/2056	1,586,391	1,623,996
[1,2,3]	UMBS Pool	6.000%	7/1/2026–3/25/2056	1,348,103	1,394,250
[1,2,3]	UMBS Pool	6.500%	11/1/2052–3/25/2056	538,615	564,341
[1,2]	UMBS Pool	7.000%	10/1/2033–8/1/2055	92,377	97,436
[1,2]	UMBS Pool	7.500%	11/1/2053–1/1/2054	5,043	5,375
					16,746,828
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.006%	12/1/2041	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	54	56
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.278%	7/1/2043	65	67
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	18	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	62	65
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.281%	8/1/2039	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.724%	5/1/2042	4	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.452%	5/1/2042	3	3
1

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.497%	2/1/2042	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.625%	3/1/2042	13	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.303%	8/1/2042	23	24
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.298%	11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2041	13	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	1	—
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.070%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	15	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.341%	3/1/2041	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.622%	4/1/2041	9	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	29	31
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	11/1/2043	22	22
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.628%	2/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.524%	2/1/2042	4	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	9	10
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.312%	12/1/2039	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.815%	2/1/2041	14	15
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	4	4
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	11/20/2040–12/20/2042	75	77
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	21	22
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–4/20/2041	66	68
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	2	2
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	1	1
					703
Total U.S. Government and Agency Obligations (Cost $17,208,889)					16,747,531
				Shares
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[5]	Vanguard Market Liquidity Fund (Cost $773,051)	3.693%		7,730,904	773,013
Total Investments (103.5%) (Cost $17,981,940)					17,520,544
Other Assets and Liabilities—Net (-3.5%)					(590,897)
Net Assets (100%)					16,929,647
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,208,889)	16,747,531
Affiliated Issuers (Cost $773,051)	773,013
Total Investments in Securities	17,520,544
Investment in Vanguard	384
Cash	11
Receivables for Investment Securities Sold	241,504
Receivables for Accrued Income	55,932
Receivables for Capital Shares Issued	1,561
Total Assets	17,819,936
Liabilities
Payables for Investment Securities Purchased	889,306
Payables for Capital Shares Redeemed	802
Payables to Vanguard	181
Total Liabilities	890,289
Net Assets	16,929,647
At February 28, 2026, net assets consisted of:

Paid-in Capital	18,042,135
Total Distributable Earnings (Loss)	(1,112,488)
Net Assets	16,929,647

ETF Shares—Net Assets
Applicable to 318,750,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,238,377
Net Asset Value Per Share—ETF Shares	$47.81

Admiral™ Shares—Net Assets
Applicable to 45,608,277 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	872,381
Net Asset Value Per Share—Admiral Shares	$19.13

Institutional Shares—Net Assets
Applicable to 31,596,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	818,889
Net Asset Value Per Share—Institutional Shares	$25.92
See accompanying Notes, which are an integral part of the Financial Statements.
3

Mortgage-Backed Securities Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	346,264
Total Income	346,264
Expenses
The Vanguard Group—Note C
Investment Advisory Services	276
Management and Administrative—ETF Shares	1,283
Management and Administrative—Admiral Shares	210
Management and Administrative—Institutional Shares	109
Marketing and Distribution—ETF Shares	265
Marketing and Distribution—Admiral Shares	25
Marketing and Distribution—Institutional Shares	13
Custodian Fees	86
Shareholders’ Reports—ETF Shares	321
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	5
Other Expenses	9
Total Expenses	2,624
Net Investment Income	343,640
Realized Net Gain (Loss)
Investment Securities Sold[1]	(7,359)
Futures Contracts	(50)
Realized Net Gain (Loss)	(7,409)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	446,999
Net Increase (Decrease) in Net Assets Resulting from Operations	783,230
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,412, ($15), and ($44), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	343,640	783,409
Realized Net Gain (Loss)	(7,409)	(485,187)
Change in Unrealized Appreciation (Depreciation)	446,999	308,866
Net Increase (Decrease) in Net Assets Resulting from Operations	783,230	607,088
Distributions
ETF Shares	(306,333)	(723,838)
Admiral Shares	(17,104)	(37,393)
Institutional Shares	(13,077)	(28,346)
Total Distributions	(336,514)	(789,577)
Capital Share Transactions
ETF Shares	36,708	(3,412,979)
Admiral Shares	(119,617)	73,033
Institutional Shares	48,320	211,103
Net Increase (Decrease) from Capital Share Transactions	(34,589)	(3,128,843)
Total Increase (Decrease)	412,127	(3,311,332)
Net Assets
Beginning of Period	16,517,520	19,828,852
End of Period	16,929,647	16,517,520
See accompanying Notes, which are an integral part of the Financial Statements.
5

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.57	$46.80	$45.23	$47.53	$53.47	$54.36
Investment Operations
Net Investment Income[1]	.977	1.907	1.740	1.424	.842	.581
Net Realized and Unrealized Gain (Loss) on Investments	1.239	(.215)	1.546	(2.344)	(5.995)	(.768)
Total from Investment Operations	2.216	1.692	3.286	(.920)	(5.153)	(.187)
Distributions
Dividends from Net Investment Income	(.976)	(1.922)	(1.716)	(1.380)	(.787)	(.594)
Distributions from Realized Capital Gains	—	—	—	—	—	(.109)
Total Distributions	(.976)	(1.922)	(1.716)	(1.380)	(.787)	(.703)
Net Asset Value, End of Period	$47.81	$46.57	$46.80	$45.23	$47.53	$53.47
Total Return	4.82%	3.75%	7.49%	-1.94%	-9.71%	-0.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,238	$14,805	$18,399	$16,343	$14,405	$15,055
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.18%	4.15%	3.86%	3.10%	1.67%	1.08%
Portfolio Turnover Rate[3]	53%[4]	91%[4]	79%	101%	170%	316%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 41%, 68%, 61%, 80%, 113%, and 237%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.57	$18.67	$18.05	$18.98	$21.37	$21.72
Investment Operations
Net Investment Income[1]	.388	.758	.689	.563	.328	.211
Net Realized and Unrealized Gain (Loss) on Investments	.494	(.090)	.622	(.934)	(2.391)	(.292)
Total from Investment Operations	.882	.668	1.311	(.371)	(2.063)	(.081)
Distributions
Dividends from Net Investment Income	(.322)	(.768)	(.691)	(.559)	(.327)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	—	(.044)
Total Distributions	(.322)	(.768)	(.691)	(.559)	(.327)	(.269)
Net Asset Value, End of Period	$19.13	$18.57	$18.67	$18.05	$18.98	$21.37
Total Return[2]	4.80%	3.70%	7.47%	-1.96%	-9.72%	-0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$872	$965	$895	$1,242	$1,219	$1,419
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%[3]	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.15%	4.12%	3.82%	3.07%	1.62%	0.98%
Portfolio Turnover Rate[4]	53%[5]	91%[5]	79%	101%	170%	316%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 41%, 68%, 61%, 80%, 113%, and 237%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.16	$25.29	$24.45	$25.72	$28.96	$29.44
Investment Operations
Net Investment Income[1]	.529	1.036	.941	.771	.467	.393
Net Realized and Unrealized Gain (Loss) on Investments	.670	(.120)	.840	(1.278)	(3.258)	(.503)
Total from Investment Operations	1.199	.916	1.781	(.507)	(2.791)	(.110)
Distributions
Dividends from Net Investment Income	(.439)	(1.046)	(.941)	(.763)	(.449)	(.311)
Distributions from Realized Capital Gains	—	—	—	—	—	(.059)
Total Distributions	(.439)	(1.046)	(.941)	(.763)	(.449)	(.370)
Net Asset Value, End of Period	$25.92	$25.16	$25.29	$24.45	$25.72	$28.96
Total Return	4.81%	3.74%	7.50%	-1.98%	-9.70%	-0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$819	$747	$535	$237	$179	$122
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%[2]	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.17%	4.16%	3.84%	3.10%	1.71%	1.35%
Portfolio Turnover Rate[3]	53%[4]	91%[4]	79%	101%	170%	316%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 41%, 68%, 61%, 80%, 113%, and 237%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At February 28, 2026, counterparties had deposited in segregated accounts securities with a value of $1,014,000 and cash of $2,613,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2026.
9

Mortgage-Backed Securities Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $384,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,747,531	—	16,747,531
Temporary Cash Investments	773,013	—	—	773,013
Total	773,013	16,747,531	—	17,520,544
10

Mortgage-Backed Securities Index Fund
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,993,405
Gross Unrealized Appreciation	238,811
Gross Unrealized Depreciation	(711,672)
Net Unrealized Appreciation (Depreciation)	(472,861)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $683,662,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $8,703,347,000 of investment securities and sold $9,237,802,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $452,194,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,212,857	25,740	2,721,428	59,068
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,176,149)	(24,875)	(6,134,407)	(134,300)
Net Increase (Decrease)—ETF Shares	36,708	865	(3,412,979)	(75,232)
Admiral Shares
Issued	150,395	7,975	304,233	16,602
Issued in Lieu of Cash Distributions	12,970	690	27,759	1,509
Redeemed	(282,982)	(15,021)	(258,959)	(14,071)
Net Increase (Decrease)—Admiral Shares	(119,617)	(6,356)	73,033	4,040
Institutional Shares
Issued	85,873	3,359	318,666	12,850
Issued in Lieu of Cash Distributions	13,077	514	28,346	1,137
Redeemed	(50,630)	(1,985)	(135,909)	(5,446)
Net Increase (Decrease)—Institutional Shares	48,320	1,888	211,103	8,541
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
11

Mortgage-Backed Securities Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16482 042026
12

Financial Statements
For the six-months ended February 28, 2026
Vanguard Total Corporate Bond ETF

Contents
Financial Statements	1

Total Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $5)	4.125%	2/15/2036	5	5
Corporate Bonds (98.5%)
Communications (7.8%)
	Alphabet Inc.	3.875%	11/15/2028	157	158
	Alphabet Inc.	3.700%	2/15/2029	261	261
	Alphabet Inc.	4.000%	5/15/2030	125	126
	Alphabet Inc.	1.100%	8/15/2030	750	668
	Alphabet Inc.	4.100%	11/15/2030	734	740
	Alphabet Inc.	4.100%	2/15/2031	340	342
	Alphabet Inc.	4.375%	11/15/2032	110	111
	Alphabet Inc.	4.400%	2/15/2033	184	186
	Alphabet Inc.	4.500%	5/15/2035	435	438
	Alphabet Inc.	4.700%	11/15/2035	273	276
	Alphabet Inc.	4.800%	2/15/2036	817	830
	Alphabet Inc.	5.350%	11/15/2045	425	427
	Alphabet Inc.	5.500%	2/15/2046	371	378
	Alphabet Inc.	2.050%	8/15/2050	335	185
	Alphabet Inc.	5.250%	5/15/2055	315	305
	Alphabet Inc.	5.450%	11/15/2055	953	947
	Alphabet Inc.	5.650%	2/15/2056	580	593
	Alphabet Inc.	2.250%	8/15/2060	605	318
	Alphabet Inc.	5.300%	5/15/2065	270	256
	Alphabet Inc.	5.750%	2/15/2066	200	204
	Alphabet Inc.	5.700%	11/15/2075	708	708
	America Movil SAB de CV	3.625%	4/22/2029	430	424
	America Movil SAB de CV	5.000%	1/20/2033	425	439
	America Movil SAB de CV	6.125%	11/15/2037	300	328
	America Movil SAB de CV	6.125%	3/30/2040	305	332
	America Movil SAB de CV	4.375%	7/16/2042	200	179
	America Movil SAB de CV	4.375%	4/22/2049	207	177
	AppLovin Corp.	5.125%	12/1/2029	695	710
	AppLovin Corp.	5.500%	12/1/2034	765	780
	AppLovin Corp.	5.950%	12/1/2054	55	53
	AT&T Inc.	2.300%	6/1/2027	255	250
	AT&T Inc.	1.650%	2/1/2028	460	441
[1]	AT&T Inc.	4.100%	2/15/2028	953	956
	AT&T Inc.	4.350%	3/1/2029	670	677
[1]	AT&T Inc.	4.300%	2/15/2030	636	641
	AT&T Inc.	4.700%	8/15/2030	140	144
	AT&T Inc.	4.400%	4/30/2031	400	404
	AT&T Inc.	2.750%	6/1/2031	510	475
	AT&T Inc.	2.250%	2/1/2032	350	313
	AT&T Inc.	4.550%	11/1/2032	400	402
	AT&T Inc.	4.750%	4/30/2033	259	263
	AT&T Inc.	2.550%	12/1/2033	395	342
	AT&T Inc.	5.400%	2/15/2034	955	1,000
	AT&T Inc.	4.500%	5/15/2035	506	493
	AT&T Inc.	5.375%	8/15/2035	155	161
	AT&T Inc.	4.900%	11/1/2035	355	356
	AT&T Inc.	5.125%	4/30/2036	326	331
	AT&T Inc.	6.550%	2/15/2039	225	252
	AT&T Inc.	4.850%	3/1/2039	443	426
	AT&T Inc.	6.000%	8/15/2040	655	694
	AT&T Inc.	6.375%	3/1/2041	35	38
	AT&T Inc.	3.500%	6/1/2041	440	353
	AT&T Inc.	5.550%	8/15/2041	225	226
	AT&T Inc.	5.150%	3/15/2042	200	193
	AT&T Inc.	4.800%	6/15/2044	713	640
	AT&T Inc.	4.350%	6/15/2045	260	218

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	5.550%	11/1/2045	800	787
	AT&T Inc.	5.850%	4/30/2046	400	403
	AT&T Inc.	4.750%	5/15/2046	285	250
[1]	AT&T Inc.	5.150%	11/15/2046	325	301
	AT&T Inc.	5.650%	2/15/2047	380	385
	AT&T Inc.	5.450%	3/1/2047	373	358
	AT&T Inc.	4.500%	3/9/2048	325	272
	AT&T Inc.	4.550%	3/9/2049	200	168
	AT&T Inc.	5.150%	2/15/2050	350	318
	AT&T Inc.	3.300%	2/1/2052	55	36
	AT&T Inc.	3.500%	9/15/2053	1,765	1,201
	AT&T Inc.	5.700%	11/1/2054	600	582
	AT&T Inc.	3.550%	9/15/2055	495	335
	AT&T Inc.	6.000%	4/30/2056	500	504
	AT&T Inc.	6.050%	8/15/2056	170	173
	AT&T Inc.	3.800%	12/1/2057	1,130	793
	AT&T Inc.	3.650%	9/15/2059	1,212	815
	AT&T Inc.	3.850%	6/1/2060	80	56
	AT&T Inc.	3.500%	2/1/2061	85	55
	Baidu Inc.	3.625%	7/6/2027	200	199
	Baidu Inc.	4.375%	3/29/2028	200	202
	Baidu Inc.	4.875%	11/14/2028	200	205
	Baidu Inc.	2.375%	8/23/2031	200	184
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	100	103
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	225	220
	Booking Holdings Inc.	3.550%	3/15/2028	130	129
	British Telecommunications plc	9.625%	12/15/2030	640	783
	Charter Communications Operating LLC	5.050%	3/30/2029	865	878
	Charter Communications Operating LLC	2.800%	4/1/2031	35	32
	Charter Communications Operating LLC	2.300%	2/1/2032	265	231
	Charter Communications Operating LLC	6.650%	2/1/2034	325	345
	Charter Communications Operating LLC	6.550%	6/1/2034	735	781
	Charter Communications Operating LLC	6.384%	10/23/2035	440	459
	Charter Communications Operating LLC	5.850%	12/1/2035	790	795
	Charter Communications Operating LLC	5.375%	4/1/2038	830	771
	Charter Communications Operating LLC	3.500%	6/1/2041	200	144
	Charter Communications Operating LLC	6.484%	10/23/2045	715	680
	Charter Communications Operating LLC	5.375%	5/1/2047	275	230
	Charter Communications Operating LLC	5.750%	4/1/2048	1,155	1,003
	Charter Communications Operating LLC	4.800%	3/1/2050	200	152
	Charter Communications Operating LLC	3.900%	6/1/2052	1,275	838
	Charter Communications Operating LLC	5.250%	4/1/2053	579	468
	Charter Communications Operating LLC	6.700%	12/1/2055	305	297
	Charter Communications Operating LLC	3.850%	4/1/2061	150	91
	Charter Communications Operating LLC	4.400%	12/1/2061	30	20
	Charter Communications Operating LLC	3.950%	6/30/2062	1,220	746
	Comcast Corp.	4.150%	10/15/2028	936	943
	Comcast Corp.	5.100%	6/1/2029	584	606
	Comcast Corp.	2.650%	2/1/2030	360	342
	Comcast Corp.	4.250%	10/15/2030	840	847
	Comcast Corp.	1.950%	1/15/2031	617	558
	Comcast Corp.	1.500%	2/15/2031	285	252
	Comcast Corp.	5.500%	11/15/2032	420	448
	Comcast Corp.	4.250%	1/15/2033	240	238
	Comcast Corp.	7.050%	3/15/2033	346	399
	Comcast Corp.	4.800%	5/15/2033	700	714
	Comcast Corp.	5.300%	6/1/2034	410	428
	Comcast Corp.	4.200%	8/15/2034	200	194
	Comcast Corp.	5.300%	5/15/2035	289	302
	Comcast Corp.	5.650%	6/15/2035	80	85
	Comcast Corp.	6.500%	11/15/2035	475	536
	Comcast Corp.	6.950%	8/15/2037	745	863
	Comcast Corp.	3.900%	3/1/2038	380	338
	Comcast Corp.	6.550%	7/1/2039	450	502
	Comcast Corp.	3.750%	4/1/2040	270	228
	Comcast Corp.	3.400%	7/15/2046	965	689
	Comcast Corp.	3.969%	11/1/2047	1,055	810
	Comcast Corp.	4.700%	10/15/2048	485	414
	Comcast Corp.	2.800%	1/15/2051	95	56
	Comcast Corp.	2.450%	8/15/2052	1,495	813

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	5.650%	6/1/2054	491	474
	Comcast Corp.	2.937%	11/1/2056	1,060	618
	Comcast Corp.	4.950%	10/15/2058	190	162
	Comcast Corp.	2.650%	8/15/2062	25	13
	Comcast Corp.	2.987%	11/1/2063	30	17
	Comcast Corp.	5.500%	5/15/2064	725	668
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	1,261	1,478
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	150	189
	Electronic Arts Inc.	1.850%	2/15/2031	350	330
	Expedia Group Inc.	3.800%	2/15/2028	50	50
	Expedia Group Inc.	3.250%	2/15/2030	610	585
	Expedia Group Inc.	2.950%	3/15/2031	200	186
	Expedia Group Inc.	5.400%	2/15/2035	215	217
	FactSet Research Systems Inc.	2.900%	3/1/2027	295	291
	FactSet Research Systems Inc.	3.450%	3/1/2032	406	372
	Fox Corp.	5.476%	1/25/2039	665	661
	Fox Corp.	5.576%	1/25/2049	225	213
	MercadoLibre Inc.	4.900%	1/15/2033	157	156
	Meta Platforms Inc.	4.800%	5/15/2030	725	749
	Meta Platforms Inc.	4.200%	11/15/2030	906	914
	Meta Platforms Inc.	4.550%	8/15/2031	835	855
	Meta Platforms Inc.	3.850%	8/15/2032	1,000	980
	Meta Platforms Inc.	4.600%	11/15/2032	444	451
	Meta Platforms Inc.	4.950%	5/15/2033	259	268
	Meta Platforms Inc.	4.750%	8/15/2034	329	334
	Meta Platforms Inc.	4.875%	11/15/2035	1,646	1,661
	Meta Platforms Inc.	5.500%	11/15/2045	988	976
	Meta Platforms Inc.	4.450%	8/15/2052	475	390
	Meta Platforms Inc.	5.600%	5/15/2053	350	340
	Meta Platforms Inc.	5.400%	8/15/2054	1,400	1,321
[1]	Meta Platforms Inc.	5.625%	11/15/2055	1,080	1,057
	Meta Platforms Inc.	4.650%	8/15/2062	816	662
	Meta Platforms Inc.	5.750%	5/15/2063	635	617
	Meta Platforms Inc.	5.550%	8/15/2064	95	89
	Meta Platforms Inc.	5.750%	11/15/2065	832	810
	NBCUniversal Media LLC	6.400%	4/30/2040	80	88
	NBCUniversal Media LLC	5.950%	4/1/2041	250	260
	NBCUniversal Media LLC	4.450%	1/15/2043	165	143
	Netflix Inc.	5.875%	11/15/2028	135	142
	Netflix Inc.	6.375%	5/15/2029	85	91
	Netflix Inc.	4.900%	8/15/2034	785	809
	Omnicom Group Inc.	4.650%	10/1/2028	140	142
	Omnicom Group Inc.	5.400%	10/1/2048	275	250
	Orange SA	9.000%	3/1/2031	865	1,044
	Orange SA	5.375%	1/13/2042	300	298
	Paramount Global	3.700%	6/1/2028	25	24
	Paramount Global	4.200%	6/1/2029	100	96
	Paramount Global	7.875%	7/30/2030	246	259
	Paramount Global	4.950%	1/15/2031	460	430
	Paramount Global	4.200%	5/19/2032	185	163
	Paramount Global	5.500%	5/15/2033	495	446
	Paramount Global	6.875%	4/30/2036	185	168
	Paramount Global	4.375%	3/15/2043	525	329
	Paramount Global	5.850%	9/1/2043	170	126
	Paramount Global	4.950%	5/19/2050	358	226
	Rogers Communications Inc.	3.200%	3/15/2027	780	774
	Rogers Communications Inc.	3.800%	3/15/2032	560	535
	Rogers Communications Inc.	5.300%	2/15/2034	100	102
	Rogers Communications Inc.	4.300%	2/15/2048	155	127
	Rogers Communications Inc.	4.350%	5/1/2049	50	41
	Rogers Communications Inc.	3.700%	11/15/2049	55	42
	Rogers Communications Inc.	4.550%	3/15/2052	1,093	895
	Sprint Capital Corp.	6.875%	11/15/2028	160	172
	Sprint Capital Corp.	8.750%	3/15/2032	871	1,064
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	665	676
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	335	327
	Telefonica Emisiones SA	7.045%	6/20/2036	280	317
	Telefonica Emisiones SA	5.213%	3/8/2047	350	314
	Telefonica Emisiones SA	4.895%	3/6/2048	938	806
	Telefonica Europe BV	8.250%	9/15/2030	1,045	1,206

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TELUS Corp.	3.700%	9/15/2027	200	199
	TELUS Corp.	3.400%	5/13/2032	400	374
	TELUS Corp.	4.300%	6/15/2049	315	261
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	375	439
	Time Warner Cable LLC	6.550%	5/1/2037	806	830
	Time Warner Cable LLC	7.300%	7/1/2038	175	190
	Time Warner Cable LLC	6.750%	6/15/2039	25	26
	Time Warner Cable LLC	5.875%	11/15/2040	400	376
	Time Warner Cable LLC	5.500%	9/1/2041	125	112
	Time Warner Cable LLC	4.500%	9/15/2042	225	178
	T-Mobile USA Inc.	3.750%	4/15/2027	395	395
	T-Mobile USA Inc.	2.050%	2/15/2028	1,460	1,410
	T-Mobile USA Inc.	4.800%	7/15/2028	310	316
	T-Mobile USA Inc.	4.850%	1/15/2029	475	487
	T-Mobile USA Inc.	2.400%	3/15/2029	270	258
	T-Mobile USA Inc.	4.200%	10/1/2029	200	202
	T-Mobile USA Inc.	3.875%	4/15/2030	1,425	1,414
	T-Mobile USA Inc.	2.550%	2/15/2031	327	303
	T-Mobile USA Inc.	3.500%	4/15/2031	750	724
	T-Mobile USA Inc.	2.250%	11/15/2031	561	503
	T-Mobile USA Inc.	2.700%	3/15/2032	40	36
	T-Mobile USA Inc.	5.125%	5/15/2032	248	257
	T-Mobile USA Inc.	4.625%	1/15/2033	200	201
	T-Mobile USA Inc.	5.200%	1/15/2033	200	208
	T-Mobile USA Inc.	5.050%	7/15/2033	1,067	1,100
	T-Mobile USA Inc.	5.750%	1/15/2034	275	294
	T-Mobile USA Inc.	5.150%	4/15/2034	300	310
	T-Mobile USA Inc.	4.950%	11/15/2035	782	789
	T-Mobile USA Inc.	5.000%	2/15/2036	274	276
	T-Mobile USA Inc.	4.375%	4/15/2040	130	119
	T-Mobile USA Inc.	3.000%	2/15/2041	250	190
	T-Mobile USA Inc.	3.300%	2/15/2051	25	17
	T-Mobile USA Inc.	3.400%	10/15/2052	865	589
	T-Mobile USA Inc.	5.650%	1/15/2053	138	135
	T-Mobile USA Inc.	5.750%	1/15/2054	545	540
	T-Mobile USA Inc.	6.000%	6/15/2054	849	870
	T-Mobile USA Inc.	5.875%	11/15/2055	182	184
	T-Mobile USA Inc.	5.700%	1/15/2056	813	799
	T-Mobile USA Inc.	5.850%	2/15/2056	200	201
	T-Mobile USA Inc.	3.600%	11/15/2060	365	246
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	225	223
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	125	143
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,171	830
	Uber Technologies Inc.	4.300%	1/15/2030	505	508
	Uber Technologies Inc.	4.150%	1/15/2031	246	245
	Uber Technologies Inc.	4.800%	9/15/2034	160	160
	Uber Technologies Inc.	4.800%	9/15/2035	59	59
	Uber Technologies Inc.	5.350%	9/15/2054	215	205
	VeriSign Inc.	5.250%	6/1/2032	205	210
	Verizon Communications Inc.	2.100%	3/22/2028	730	705
	Verizon Communications Inc.	4.016%	12/3/2029	425	425
	Verizon Communications Inc.	1.500%	9/18/2030	774	692
	Verizon Communications Inc.	1.680%	10/30/2030	225	202
	Verizon Communications Inc.	7.750%	12/1/2030	1,255	1,446
	Verizon Communications Inc.	1.750%	1/20/2031	410	367
	Verizon Communications Inc.	2.550%	3/21/2031	220	203
	Verizon Communications Inc.	2.355%	3/15/2032	742	662
	Verizon Communications Inc.	4.750%	1/15/2033	133	135
	Verizon Communications Inc.	5.050%	5/9/2033	200	207
	Verizon Communications Inc.	4.500%	8/10/2033	675	673
	Verizon Communications Inc.	4.400%	11/1/2034	200	196
	Verizon Communications Inc.	4.780%	2/15/2035	670	667
	Verizon Communications Inc.	5.250%	4/2/2035	303	312
	Verizon Communications Inc.	5.850%	9/15/2035	645	698
	Verizon Communications Inc.	4.272%	1/15/2036	620	589
	Verizon Communications Inc.	5.000%	1/15/2036	269	270
	Verizon Communications Inc.	5.401%	7/2/2037	517	531
	Verizon Communications Inc.	4.812%	3/15/2039	445	429
	Verizon Communications Inc.	2.650%	11/20/2040	450	328
	Verizon Communications Inc.	3.400%	3/22/2041	400	318

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	2.850%	9/3/2041	265	194
	Verizon Communications Inc.	4.750%	11/1/2041	470	436
	Verizon Communications Inc.	3.850%	11/1/2042	205	169
	Verizon Communications Inc.	6.550%	9/15/2043	225	250
	Verizon Communications Inc.	5.750%	11/30/2045	366	370
	Verizon Communications Inc.	4.862%	8/21/2046	1,077	969
	Verizon Communications Inc.	5.500%	3/16/2047	25	25
	Verizon Communications Inc.	4.522%	9/15/2048	290	246
	Verizon Communications Inc.	5.012%	4/15/2049	380	346
	Verizon Communications Inc.	4.000%	3/22/2050	375	294
	Verizon Communications Inc.	3.550%	3/22/2051	1,335	967
	Verizon Communications Inc.	3.875%	3/1/2052	255	192
	Verizon Communications Inc.	5.875%	11/30/2055	820	824
	Verizon Communications Inc.	2.987%	10/30/2056	690	420
	Verizon Communications Inc.	3.000%	11/20/2060	1,250	745
	Verizon Communications Inc.	3.700%	3/22/2061	50	34
	Verizon Communications Inc.	6.000%	11/30/2065	446	448
	Vodafone Group plc	5.000%	5/30/2038	1,045	1,048
	Vodafone Group plc	4.875%	6/19/2049	405	361
	Vodafone Group plc	5.750%	6/28/2054	430	423
	Vodafone Group plc	5.875%	6/28/2064	500	492
	Walt Disney Co.	2.000%	9/1/2029	765	721
	Walt Disney Co.	3.800%	3/22/2030	415	414
	Walt Disney Co.	2.650%	1/13/2031	425	402
	Walt Disney Co.	4.000%	3/14/2031	300	301
	Walt Disney Co.	6.400%	12/15/2035	25	28
	Walt Disney Co.	6.150%	3/1/2037	990	1,109
	Walt Disney Co.	3.500%	5/13/2040	335	284
	Walt Disney Co.	6.150%	2/15/2041	125	138
	Walt Disney Co.	4.700%	3/23/2050	250	225
	Walt Disney Co.	3.800%	5/13/2060	725	535
					127,443
Consumer Discretionary (6.3%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	210	210
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,500	1,400
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	275	209
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	216	182
	Amazon.com Inc.	3.150%	8/22/2027	375	373
	Amazon.com Inc.	1.650%	5/12/2028	1,260	1,208
	Amazon.com Inc.	3.900%	11/20/2028	794	798
	Amazon.com Inc.	3.450%	4/13/2029	465	462
	Amazon.com Inc.	4.650%	12/1/2029	605	622
	Amazon.com Inc.	4.100%	11/20/2030	638	643
	Amazon.com Inc.	2.100%	5/12/2031	1,280	1,166
	Amazon.com Inc.	3.600%	4/13/2032	485	472
	Amazon.com Inc.	4.700%	12/1/2032	350	362
	Amazon.com Inc.	4.350%	3/20/2033	613	618
	Amazon.com Inc.	4.800%	12/5/2034	260	269
	Amazon.com Inc.	4.650%	11/20/2035	407	409
	Amazon.com Inc.	3.875%	8/22/2037	1,290	1,197
	Amazon.com Inc.	2.875%	5/12/2041	30	23
	Amazon.com Inc.	4.950%	12/5/2044	112	109
	Amazon.com Inc.	4.050%	8/22/2047	50	41
	Amazon.com Inc.	2.500%	6/3/2050	1,355	820
	Amazon.com Inc.	3.950%	4/13/2052	865	683
	Amazon.com Inc.	5.450%	11/20/2055	525	516
	Amazon.com Inc.	4.250%	8/22/2057	140	113
	Amazon.com Inc.	2.700%	6/3/2060	55	31
	Amazon.com Inc.	3.250%	5/12/2061	780	502
	Amazon.com Inc.	4.100%	4/13/2062	780	600
	Amazon.com Inc.	5.550%	11/20/2065	275	269
	American Honda Finance Corp.	4.550%	7/9/2027	125	126
[1]	American Honda Finance Corp.	4.900%	7/9/2027	450	456
[1]	American Honda Finance Corp.	4.450%	10/22/2027	225	227
[1]	American Honda Finance Corp.	3.500%	2/15/2028	75	75
[1]	American Honda Finance Corp.	5.125%	7/7/2028	425	436
	American Honda Finance Corp.	4.250%	9/1/2028	372	375
	American Honda Finance Corp.	5.650%	11/15/2028	200	209
	American Honda Finance Corp.	4.150%	1/8/2029	329	331

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	American Honda Finance Corp.	2.250%	1/12/2029	260	248
	American Honda Finance Corp.	4.900%	3/13/2029	480	492
[1]	American Honda Finance Corp.	4.400%	9/5/2029	225	228
	American Honda Finance Corp.	4.600%	4/17/2030	200	203
[1]	American Honda Finance Corp.	4.500%	9/4/2030	325	329
[1]	American Honda Finance Corp.	5.850%	10/4/2030	200	214
	American Honda Finance Corp.	4.450%	1/8/2031	189	191
[1]	American Honda Finance Corp.	5.050%	7/10/2031	250	259
[1]	American Honda Finance Corp.	4.850%	10/23/2031	225	231
	American Honda Finance Corp.	5.150%	7/9/2032	185	192
[1]	American Honda Finance Corp.	4.900%	1/10/2034	275	279
	American Honda Finance Corp.	5.100%	1/8/2036	189	191
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	745	485
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	240	186
	AutoNation Inc.	4.450%	1/15/2029	200	201
	AutoNation Inc.	2.400%	8/1/2031	280	252
	AutoNation Inc.	3.850%	3/1/2032	200	191
	AutoZone Inc.	3.750%	6/1/2027	95	95
	AutoZone Inc.	6.250%	11/1/2028	50	53
	AutoZone Inc.	5.100%	7/15/2029	215	222
	AutoZone Inc.	4.000%	4/15/2030	65	65
	AutoZone Inc.	5.125%	6/15/2030	163	169
	AutoZone Inc.	4.750%	8/1/2032	310	315
	AutoZone Inc.	4.750%	2/1/2033	205	207
	AutoZone Inc.	6.550%	11/1/2033	200	223
	AutoZone Inc.	5.400%	7/15/2034	215	224
	Block Financial LLC	5.375%	9/15/2032	175	172
	BorgWarner Inc.	4.950%	8/15/2029	252	259
	BorgWarner Inc.	5.400%	8/15/2034	271	282
[1]	Brown University	2.924%	9/1/2050	490	334
	Brunswick Corp.	5.850%	3/18/2029	530	551
	Brunswick Corp.	2.400%	8/18/2031	291	259
	Brunswick Corp.	4.400%	9/15/2032	215	209
	California Institute of Technology	4.321%	8/1/2045	420	375
	Choice Hotels International Inc.	3.700%	1/15/2031	700	674
	Choice Hotels International Inc.	5.850%	8/1/2034	208	216
	Darden Restaurants Inc.	4.350%	10/15/2027	7	7
	Darden Restaurants Inc.	6.300%	10/10/2033	200	219
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	372	346
	DR Horton Inc.	1.400%	10/15/2027	200	193
	DR Horton Inc.	4.850%	10/15/2030	50	52
	DR Horton Inc.	5.000%	10/15/2034	420	430
	DR Horton Inc.	5.500%	10/15/2035	203	213
[1]	Duke University	2.682%	10/1/2044	330	251
[1]	Duke University	2.832%	10/1/2055	215	141
	eBay Inc.	3.600%	6/5/2027	380	379
	eBay Inc.	4.250%	3/6/2029	122	123
	eBay Inc.	2.700%	3/11/2030	100	95
	eBay Inc.	2.600%	5/10/2031	150	138
	eBay Inc.	5.125%	11/6/2035	435	439
	eBay Inc.	4.000%	7/15/2042	571	477
[1]	Emory University	2.143%	9/1/2030	455	422
[1]	Emory University	2.969%	9/1/2050	415	284
	Ferguson Enterprises Inc.	4.350%	3/15/2031	315	316
	Ferguson Enterprises Inc.	5.000%	10/3/2034	200	203
[1]	Ford Foundation	2.815%	6/1/2070	125	74
	Ford Motor Co.	7.450%	7/16/2031	990	1,106
	Ford Motor Co.	3.250%	2/12/2032	285	256
	Ford Motor Co.	4.750%	1/15/2043	352	283
	Ford Motor Co.	7.400%	11/1/2046	25	27
	Ford Motor Co.	5.291%	12/8/2046	971	829
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	200	203
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	203
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	25	25
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	85	84
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	225	235
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,335	1,295
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	139	143
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	225	235
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	730	769

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	225	214
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	60	62
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	450	453
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	225	227
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	250	258
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	215	221
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	460	441
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	385	400
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	105	98
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	235	244
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	225	239
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	252	257
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	360	372
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	25	26
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	200	194
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	265	284
	General Motors Co.	5.350%	4/15/2028	75	77
	General Motors Co.	5.000%	10/1/2028	200	204
	General Motors Co.	5.625%	4/15/2030	312	327
	General Motors Co.	5.600%	10/15/2032	515	543
	General Motors Co.	6.250%	4/15/2035	655	703
	General Motors Co.	6.250%	10/2/2043	445	457
	General Motors Co.	5.200%	4/1/2045	260	237
	General Motors Co.	6.750%	4/1/2046	645	697
	General Motors Co.	5.400%	4/1/2048	385	355
	General Motors Financial Co. Inc.	5.000%	7/15/2027	121	123
	General Motors Financial Co. Inc.	6.000%	1/9/2028	225	232
	General Motors Financial Co. Inc.	5.050%	4/4/2028	300	306
	General Motors Financial Co. Inc.	2.400%	4/10/2028	225	218
	General Motors Financial Co. Inc.	5.800%	6/23/2028	285	295
	General Motors Financial Co. Inc.	4.200%	10/27/2028	223	224
	General Motors Financial Co. Inc.	4.900%	10/6/2029	125	128
	General Motors Financial Co. Inc.	5.350%	1/7/2030	890	924
	General Motors Financial Co. Inc.	5.450%	7/15/2030	110	115
	General Motors Financial Co. Inc.	4.600%	1/8/2031	203	205
	General Motors Financial Co. Inc.	5.600%	6/18/2031	335	352
	General Motors Financial Co. Inc.	3.100%	1/12/2032	350	323
	General Motors Financial Co. Inc.	6.400%	1/9/2033	80	87
	General Motors Financial Co. Inc.	6.100%	1/7/2034	525	562
	General Motors Financial Co. Inc.	5.950%	4/4/2034	205	218
	General Motors Financial Co. Inc.	5.900%	1/7/2035	850	893
	General Motors Financial Co. Inc.	6.150%	7/15/2035	250	267
	General Motors Financial Co. Inc.	5.450%	1/8/2036	44	45
	Genuine Parts Co.	1.875%	11/1/2030	690	609
[1]	George Washington University	4.126%	9/15/2048	310	260
[1]	Georgetown University	2.943%	4/1/2050	390	261
	Hasbro Inc.	3.500%	9/15/2027	405	402
	Hasbro Inc.	3.900%	11/19/2029	350	347
	Home Depot Inc.	2.500%	4/15/2027	50	49
	Home Depot Inc.	2.875%	4/15/2027	200	198
	Home Depot Inc.	2.800%	9/14/2027	275	272
	Home Depot Inc.	1.500%	9/15/2028	470	446
	Home Depot Inc.	3.750%	9/15/2028	105	106
	Home Depot Inc.	3.900%	12/6/2028	280	281
	Home Depot Inc.	4.900%	4/15/2029	200	206
	Home Depot Inc.	4.750%	6/25/2029	451	464
	Home Depot Inc.	3.950%	9/15/2030	136	137
	Home Depot Inc.	1.875%	9/15/2031	882	787
	Home Depot Inc.	3.250%	4/15/2032	280	267
	Home Depot Inc.	4.500%	9/15/2032	400	408
	Home Depot Inc.	4.950%	6/25/2034	387	400
	Home Depot Inc.	4.650%	9/15/2035	196	196
	Home Depot Inc.	5.875%	12/16/2036	210	229
	Home Depot Inc.	5.400%	9/15/2040	610	633
	Home Depot Inc.	4.875%	2/15/2044	335	318
	Home Depot Inc.	4.400%	3/15/2045	200	177
	Home Depot Inc.	4.250%	4/1/2046	320	275
	Home Depot Inc.	4.500%	12/6/2048	850	743
	Home Depot Inc.	3.350%	4/15/2050	50	36
	Home Depot Inc.	2.375%	3/15/2051	375	218

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	2.750%	9/15/2051	25	16
	Home Depot Inc.	4.950%	9/15/2052	995	918
	Home Depot Inc.	5.300%	6/25/2054	195	189
	Home Depot Inc.	3.500%	9/15/2056	95	67
	Honda Motor Co. Ltd.	4.436%	7/8/2028	370	374
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	255
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	207
	Hyatt Hotels Corp.	5.050%	3/30/2028	199	203
	Hyatt Hotels Corp.	5.250%	6/30/2029	200	207
	Hyatt Hotels Corp.	5.750%	3/30/2032	580	612
	Hyatt Hotels Corp.	5.400%	12/15/2035	100	102
	JD.com Inc.	3.375%	1/14/2030	450	442
[1]	Johns Hopkins University	2.813%	1/1/2060	760	462
	Las Vegas Sands Corp.	5.625%	6/15/2028	315	323
	Las Vegas Sands Corp.	3.900%	8/8/2029	455	445
	Las Vegas Sands Corp.	6.000%	6/14/2030	100	105
	Las Vegas Sands Corp.	6.200%	8/15/2034	110	116
	Lear Corp.	3.800%	9/15/2027	560	559
	Lear Corp.	2.600%	1/15/2032	230	209
	Lear Corp.	5.250%	5/15/2049	360	332
	Leggett & Platt Inc.	4.400%	3/15/2029	535	533
	Leggett & Platt Inc.	3.500%	11/15/2051	130	85
	Leland Stanford Junior University	2.413%	6/1/2050	405	252
	Lennar Corp.	4.750%	11/29/2027	285	288
	Lennar Corp.	5.200%	7/30/2030	330	342
	Lowe's Cos. Inc.	3.950%	10/15/2027	275	276
	Lowe's Cos. Inc.	4.000%	10/15/2028	268	269
	Lowe's Cos. Inc.	1.700%	10/15/2030	25	22
	Lowe's Cos. Inc.	4.250%	3/15/2031	514	516
	Lowe's Cos. Inc.	4.500%	10/15/2032	750	754
	Lowe's Cos. Inc.	5.150%	7/1/2033	365	379
	Lowe's Cos. Inc.	4.850%	10/15/2035	481	480
	Lowe's Cos. Inc.	5.500%	10/15/2035	350	369
	Lowe's Cos. Inc.	2.800%	9/15/2041	360	264
	Lowe's Cos. Inc.	4.375%	9/15/2045	215	183
	Lowe's Cos. Inc.	4.050%	5/3/2047	696	560
	Lowe's Cos. Inc.	5.125%	4/15/2050	615	565
	Lowe's Cos. Inc.	3.500%	4/1/2051	210	149
	Lowe's Cos. Inc.	4.250%	4/1/2052	535	428
	Lowe's Cos. Inc.	5.625%	4/15/2053	35	34
	Lowe's Cos. Inc.	5.750%	7/1/2053	220	220
	Lowe's Cos. Inc.	5.800%	9/15/2062	345	342
	Lowe's Cos. Inc.	5.850%	4/1/2063	295	294
	Magna International Inc.	5.500%	3/21/2033	65	68
	Magna International Inc.	5.875%	6/1/2035	50	54
	Marriott International Inc.	4.200%	7/15/2027	163	164
	Marriott International Inc.	5.000%	10/15/2027	50	51
[1]	Marriott International Inc.	4.625%	6/15/2030	200	204
[1]	Marriott International Inc.	2.850%	4/15/2031	340	318
	Marriott International Inc.	4.500%	10/15/2031	234	236
[1]	Marriott International Inc.	3.500%	10/15/2032	205	193
	Marriott International Inc.	4.500%	5/1/2033	93	93
[1]	Marriott International Inc.	2.750%	10/15/2033	200	177
	Marriott International Inc.	5.300%	5/15/2034	200	208
	Marriott International Inc.	5.350%	3/15/2035	200	207
	Marriott International Inc.	5.250%	10/15/2035	42	43
	Marriott International Inc.	5.500%	4/15/2037	273	282
	Marriott International Inc.	5.100%	5/1/2038	200	198
	Masco Corp.	1.500%	2/15/2028	595	568
	Masco Corp.	2.000%	2/15/2031	250	225
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	155	146
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	325	228
	Massachusetts Institute of Technology	3.067%	4/1/2052	295	207
	Mattel Inc.	5.000%	11/17/2030	355	360
	McDonald's Corp.	4.800%	8/14/2028	1,020	1,043
	McDonald's Corp.	4.400%	2/12/2031	356	362
[1]	McDonald's Corp.	5.200%	5/17/2034	310	325
[1]	McDonald's Corp.	4.700%	12/9/2035	70	71
	McDonald's Corp.	5.000%	2/13/2036	130	133
[1]	McDonald's Corp.	6.300%	10/15/2037	200	226

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	McDonald's Corp.	3.700%	2/15/2042	200	167
[1]	McDonald's Corp.	4.600%	5/26/2045	205	184
[1]	McDonald's Corp.	4.875%	12/9/2045	495	459
[1]	McDonald's Corp.	4.450%	9/1/2048	40	35
[1]	McDonald's Corp.	3.625%	9/1/2049	350	263
	McDonald's Corp.	5.450%	8/14/2053	775	763
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	55	65
	NIKE Inc.	2.850%	3/27/2030	210	202
	NIKE Inc.	3.875%	11/1/2045	915	752
	Northwestern University	4.940%	12/1/2035	85	88
[1]	Northwestern University	4.643%	12/1/2044	560	541
[1]	Northwestern University	3.662%	12/1/2057	75	57
	O'Reilly Automotive Inc.	4.700%	6/15/2032	316	321
	Owens Corning	3.500%	2/15/2030	205	200
	Owens Corning	5.700%	6/15/2034	355	376
	Owens Corning	5.950%	6/15/2054	460	476
	Polaris Inc.	5.600%	3/1/2031	125	127
	President & Fellows of Harvard College	4.887%	3/15/2030	455	474
	President & Fellows of Harvard College	3.150%	7/15/2046	30	23
	President & Fellows of Harvard College	2.517%	10/15/2050	165	105
	President & Fellows of Harvard College	3.300%	7/15/2056	250	176
	PulteGroup Inc.	4.250%	3/1/2031	150	150
	PulteGroup Inc.	4.900%	3/1/2036	100	100
	PVH Corp.	5.500%	6/13/2030	445	457
	Ralph Lauren Corp.	5.000%	6/15/2032	500	520
[1]	Rockefeller Foundation	2.492%	10/1/2050	260	162
	Ross Stores Inc.	1.875%	4/15/2031	260	232
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	500	504
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	355	362
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	500	501
	Sands China Ltd.	5.400%	8/8/2028	650	664
	Snap-on Inc.	3.100%	5/1/2050	55	38
	Stanley Black & Decker Inc.	4.250%	11/15/2028	305	306
	Stanley Black & Decker Inc.	2.300%	3/15/2030	670	621
	Stanley Black & Decker Inc.	3.000%	5/15/2032	75	69
	Stanley Black & Decker Inc.	5.200%	9/1/2040	200	196
	Starbucks Corp.	4.500%	5/15/2028	210	212
	Starbucks Corp.	4.000%	11/15/2028	210	211
	Starbucks Corp.	2.250%	3/12/2030	305	284
	Starbucks Corp.	4.800%	5/15/2030	110	113
	Starbucks Corp.	2.550%	11/15/2030	383	358
	Starbucks Corp.	4.900%	2/15/2031	380	393
	Starbucks Corp.	3.000%	2/14/2032	375	350
	Starbucks Corp.	4.800%	2/15/2033	340	348
	Starbucks Corp.	5.000%	2/15/2034	225	232
	Starbucks Corp.	5.400%	5/15/2035	225	237
	Starbucks Corp.	4.300%	6/15/2045	180	155
	Starbucks Corp.	3.750%	12/1/2047	200	154
	Starbucks Corp.	4.500%	11/15/2048	385	331
	Starbucks Corp.	3.500%	11/15/2050	150	108
	Thomas Jefferson University	3.847%	11/1/2057	25	19
	TJX Cos. Inc.	3.875%	4/15/2030	75	75
	Toll Brothers Finance Corp.	3.800%	11/1/2029	670	663
	Toll Brothers Finance Corp.	5.600%	6/15/2035	115	122
	Toyota Motor Corp.	4.186%	6/30/2027	50	50
	Toyota Motor Corp.	5.118%	7/13/2028	200	206
	Toyota Motor Corp.	2.760%	7/2/2029	205	198
	Toyota Motor Corp.	4.450%	6/30/2030	75	76
	Toyota Motor Corp.	5.123%	7/13/2033	200	210
	Toyota Motor Corp.	5.053%	6/30/2035	100	104
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	200	203
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	200	199
	Toyota Motor Credit Corp.	4.500%	5/14/2027	150	151
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	255	246
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	200	203
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	275	278
	Toyota Motor Credit Corp.	5.450%	11/10/2027	130	134
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	368	364
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	362	363
	Toyota Motor Credit Corp.	4.625%	1/12/2028	400	407

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	193
	Toyota Motor Credit Corp.	4.050%	9/5/2028	250	252
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	160	166
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	285	292
	Toyota Motor Credit Corp.	3.650%	1/8/2029	50	50
	Toyota Motor Credit Corp.	4.950%	1/9/2030	475	492
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	100	98
	Toyota Motor Credit Corp.	4.800%	5/15/2030	125	129
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	420	430
	Toyota Motor Credit Corp.	5.550%	11/20/2030	420	447
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	165	148
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	549	553
	Toyota Motor Credit Corp.	5.100%	3/21/2031	90	94
	Toyota Motor Credit Corp.	1.900%	9/12/2031	60	53
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	470	427
	Toyota Motor Credit Corp.	4.650%	9/3/2032	150	153
	Toyota Motor Credit Corp.	4.700%	1/12/2033	390	399
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	205	210
	Toyota Motor Credit Corp.	5.350%	1/9/2035	195	206
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	218	220
[1]	Trustees of Princeton University	2.516%	7/1/2050	270	175
[1]	University of Chicago	2.761%	4/1/2045	30	24
[1]	University of Chicago	4.003%	10/1/2053	255	207
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	330	264
[1]	University of Southern California	3.028%	10/1/2039	150	127
[1]	University of Southern California	3.841%	10/1/2047	290	240
	University of Southern California	4.976%	10/1/2053	230	221
[1]	Washington University	3.524%	4/15/2054	800	603
[1]	Yale University	2.402%	4/15/2050	455	284
					103,932
Consumer Staples (5.8%)
	Ahold Finance USA LLC	6.875%	5/1/2029	340	369
	Altria Group Inc.	6.200%	11/1/2028	470	496
	Altria Group Inc.	4.800%	2/14/2029	445	455
	Altria Group Inc.	3.400%	5/6/2030	360	350
	Altria Group Inc.	4.500%	8/6/2030	39	40
	Altria Group Inc.	2.450%	2/4/2032	450	404
	Altria Group Inc.	6.875%	11/1/2033	200	228
	Altria Group Inc.	5.625%	2/6/2035	260	273
	Altria Group Inc.	5.250%	8/6/2035	55	56
	Altria Group Inc.	3.400%	2/4/2041	640	502
	Altria Group Inc.	5.375%	1/31/2044	165	159
	Altria Group Inc.	3.875%	9/16/2046	125	96
	Altria Group Inc.	5.950%	2/14/2049	612	619
	Altria Group Inc.	4.450%	5/6/2050	550	446
	Altria Group Inc.	3.700%	2/4/2051	155	111
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	1,755	1,759
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	1,796	1,689
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	283	284
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	311	291
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	405	415
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	715	705
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	35	34
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	201	262
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	740	776
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	375	486
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	285	277
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	875	767
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	1,185	1,192
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	635	659
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	40	39
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	150	152
	Archer-Daniels-Midland Co.	4.535%	3/26/2042	100	93
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	520	457
	Avery Dennison Corp.	2.250%	2/15/2032	421	375
	BAT Capital Corp.	4.700%	4/2/2027	250	252
	BAT Capital Corp.	3.462%	9/6/2029	515	505
	BAT Capital Corp.	5.834%	2/20/2031	730	780
	BAT Capital Corp.	2.726%	3/25/2031	410	382

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.742%	3/16/2032	440	448
	BAT Capital Corp.	5.350%	8/15/2032	429	450
	BAT Capital Corp.	5.625%	8/15/2035	257	271
	BAT Capital Corp.	3.734%	9/25/2040	250	207
	BAT Capital Corp.	7.079%	8/2/2043	255	290
	BAT Capital Corp.	4.758%	9/6/2049	575	493
	BAT Capital Corp.	5.650%	3/16/2052	498	477
	BAT Capital Corp.	7.081%	8/2/2053	270	309
	BAT International Finance plc	5.931%	2/2/2029	310	326
	Brown-Forman Corp.	4.750%	4/15/2033	250	256
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	370	372
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	792	754
	Campbell's Co.	5.200%	3/19/2027	690	699
	Campbell's Co.	4.550%	3/21/2031	467	467
	Campbell's Co.	5.400%	3/21/2034	205	210
	Campbell's Co.	4.800%	3/15/2048	575	498
	Campbell's Co.	5.250%	10/13/2054	25	23
	Church & Dwight Co. Inc.	3.150%	8/1/2027	390	387
	Church & Dwight Co. Inc.	3.950%	8/1/2047	430	352
	Coca-Cola Co.	1.450%	6/1/2027	40	39
	Coca-Cola Co.	1.500%	3/5/2028	488	469
	Coca-Cola Co.	1.000%	3/15/2028	930	884
	Coca-Cola Co.	2.125%	9/6/2029	350	332
	Coca-Cola Co.	1.650%	6/1/2030	225	206
	Coca-Cola Co.	1.375%	3/15/2031	60	53
	Coca-Cola Co.	4.650%	8/14/2034	995	1,029
	Coca-Cola Co.	5.300%	5/13/2054	110	109
	Coca-Cola Co.	5.200%	1/14/2055	905	887
	Coca-Cola Co.	2.750%	6/1/2060	25	15
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	120	124
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	660	567
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	165	170
	Colgate-Palmolive Co.	3.100%	8/15/2027	75	75
	Colgate-Palmolive Co.	4.200%	5/1/2030	1,622	1,647
	Colgate-Palmolive Co.	3.250%	8/15/2032	400	383
[1]	Colgate-Palmolive Co.	4.000%	8/15/2045	5	4
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	90	73
	Conagra Brands Inc.	1.375%	11/1/2027	85	81
	Conagra Brands Inc.	4.850%	11/1/2028	300	304
	Conagra Brands Inc.	5.000%	8/1/2030	460	469
	Conagra Brands Inc.	5.750%	8/1/2035	100	103
	Conagra Brands Inc.	5.300%	11/1/2038	315	303
	Conagra Brands Inc.	5.400%	11/1/2048	145	130
	Constellation Brands Inc.	3.600%	2/15/2028	465	462
	Constellation Brands Inc.	4.650%	11/15/2028	465	472
	Constellation Brands Inc.	4.800%	1/15/2029	630	643
	Constellation Brands Inc.	4.800%	5/1/2030	50	51
	Constellation Brands Inc.	2.250%	8/1/2031	754	678
	Constellation Brands Inc.	4.950%	11/1/2035	100	100
	Constellation Brands Inc.	4.500%	5/9/2047	515	443
	Constellation Brands Inc.	3.750%	5/1/2050	150	113
	Costco Wholesale Corp.	3.000%	5/18/2027	625	621
	Costco Wholesale Corp.	1.375%	6/20/2027	875	850
	Costco Wholesale Corp.	1.750%	4/20/2032	305	268
	Diageo Capital plc	5.300%	10/24/2027	305	312
	Diageo Capital plc	2.375%	10/24/2029	275	260
	Diageo Capital plc	2.125%	4/29/2032	200	176
	Diageo Capital plc	5.500%	1/24/2033	250	265
	Diageo Capital plc	5.625%	10/5/2033	315	338
	Diageo Investment Corp.	5.625%	4/15/2035	200	213
	Diageo Investment Corp.	7.450%	4/15/2035	70	85
	Dollar General Corp.	4.125%	4/3/2050	473	374
	Dollar Tree Inc.	4.200%	5/15/2028	195	196
	Dollar Tree Inc.	2.650%	12/1/2031	537	491
	Dollar Tree Inc.	3.375%	12/1/2051	100	67
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	610	630
	General Mills Inc.	4.875%	1/30/2030	290	298
	General Mills Inc.	4.700%	4/17/2048	695	618
	General Mills Inc.	3.000%	2/1/2051	55	36
	Haleon US Capital LLC	3.375%	3/24/2027	420	418

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haleon US Capital LLC	3.625%	3/24/2032	675	650
	Hershey Co.	4.550%	2/24/2028	610	620
	Hershey Co.	4.750%	2/24/2030	435	449
	Hershey Co.	1.700%	6/1/2030	350	320
	Hormel Foods Corp.	1.800%	6/11/2030	375	342
	Ingredion Inc.	3.900%	6/1/2050	535	419
	J M Smucker Co.	5.900%	11/15/2028	513	538
	J M Smucker Co.	2.375%	3/15/2030	490	459
	J M Smucker Co.	6.200%	11/15/2033	275	301
	J M Smucker Co.	4.250%	3/15/2035	270	259
	J M Smucker Co.	6.500%	11/15/2043	30	33
	J M Smucker Co.	4.375%	3/15/2045	200	173
	J M Smucker Co.	6.500%	11/15/2053	150	165
	JBS NV	5.750%	4/1/2033	65	68
	JBS NV	6.750%	3/15/2034	635	707
	JBS NV	5.950%	4/20/2035	425	451
	JBS NV	5.500%	1/15/2036	180	185
	JBS NV	6.500%	12/1/2052	280	295
	JBS NV	7.250%	11/15/2053	635	726
	JBS NV	6.250%	3/1/2056	225	230
	JBS NV	6.375%	4/15/2066	215	219
	Kellanova	5.250%	3/1/2033	200	210
	Kellanova	5.750%	5/16/2054	50	51
	Kenvue Inc.	5.000%	3/22/2030	25	26
	Kenvue Inc.	4.850%	5/22/2032	235	243
	Kenvue Inc.	5.050%	3/22/2053	660	615
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	345	349
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	725	720
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	185	186
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	100	103
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	255	257
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	581	600
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	233	227
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	165	167
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	50	43
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	680	461
	Kimberly-Clark Corp.	2.000%	11/2/2031	295	267
	Kimberly-Clark Corp.	6.625%	8/1/2037	404	470
	Kimberly-Clark Corp.	5.300%	3/1/2041	333	347
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	500	529
	Kraft Heinz Foods Co.	3.875%	5/15/2027	44	44
	Kraft Heinz Foods Co.	4.625%	1/30/2029	486	494
	Kraft Heinz Foods Co.	3.750%	4/1/2030	722	711
	Kraft Heinz Foods Co.	5.200%	3/15/2032	25	26
	Kraft Heinz Foods Co.	5.000%	6/4/2042	680	624
	Kraft Heinz Foods Co.	5.200%	7/15/2045	505	462
	Kraft Heinz Foods Co.	4.375%	6/1/2046	1,220	1,001
	Kraft Heinz Foods Co.	4.875%	10/1/2049	52	45
	Kroger Co.	4.500%	1/15/2029	40	41
	Kroger Co.	5.000%	9/15/2034	920	935
	Kroger Co.	6.900%	4/15/2038	115	134
	Kroger Co.	5.150%	8/1/2043	380	367
	Kroger Co.	3.875%	10/15/2046	625	494
	Kroger Co.	4.450%	2/1/2047	210	179
	Kroger Co.	5.500%	9/15/2054	165	159
	Kroger Co.	5.650%	9/15/2064	75	73
	McCormick & Co. Inc.	4.150%	2/15/2029	100	101
	McCormick & Co. Inc.	1.850%	2/15/2031	630	563
	Molson Coors Beverage Co.	4.200%	7/15/2046	640	520
	Mondelez International Inc.	4.125%	5/7/2028	695	697
	Mondelez International Inc.	1.500%	2/4/2031	755	665
	Mondelez International Inc.	3.000%	3/17/2032	230	213
	Mondelez International Inc.	2.625%	9/4/2050	25	15
	PepsiCo Inc.	4.100%	1/15/2029	450	455
	PepsiCo Inc.	2.625%	7/29/2029	225	217
	PepsiCo Inc.	4.600%	2/7/2030	308	317
	PepsiCo Inc.	2.750%	3/19/2030	1,165	1,117
	PepsiCo Inc.	1.625%	5/1/2030	75	69
	PepsiCo Inc.	4.300%	7/23/2030	250	255
	PepsiCo Inc.	4.650%	7/23/2032	385	397

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	5.000%	7/23/2035	770	798
PepsiCo Inc.	4.875%	11/1/2040	80	80
PepsiCo Inc.	2.625%	10/21/2041	340	253
PepsiCo Inc.	4.450%	4/14/2046	200	181
PepsiCo Inc.	3.450%	10/6/2046	360	280
PepsiCo Inc.	3.625%	3/19/2050	365	281
PepsiCo Inc.	2.750%	10/21/2051	250	161
PepsiCo Inc.	4.650%	2/15/2053	105	95
PepsiCo Inc.	5.250%	7/17/2054	735	730
Philip Morris International Inc.	5.125%	11/17/2027	260	265
Philip Morris International Inc.	4.875%	2/15/2028	880	897
Philip Morris International Inc.	3.875%	10/27/2028	100	100
Philip Morris International Inc.	4.875%	2/13/2029	595	612
Philip Morris International Inc.	4.625%	11/1/2029	445	455
Philip Morris International Inc.	5.625%	11/17/2029	460	486
Philip Morris International Inc.	5.125%	2/15/2030	375	389
Philip Morris International Inc.	4.375%	4/30/2030	194	196
Philip Morris International Inc.	2.100%	5/1/2030	230	213
Philip Morris International Inc.	5.500%	9/7/2030	200	211
Philip Morris International Inc.	4.000%	10/29/2030	275	274
Philip Morris International Inc.	1.750%	11/1/2030	620	558
Philip Morris International Inc.	5.125%	2/13/2031	470	490
Philip Morris International Inc.	4.750%	11/1/2031	320	329
Philip Morris International Inc.	4.250%	10/29/2032	534	532
Philip Morris International Inc.	5.750%	11/17/2032	305	329
Philip Morris International Inc.	5.375%	2/15/2033	150	158
Philip Morris International Inc.	5.625%	9/7/2033	200	215
Philip Morris International Inc.	5.250%	2/13/2034	200	209
Philip Morris International Inc.	4.900%	11/1/2034	440	449
Philip Morris International Inc.	4.875%	4/30/2035	100	102
Philip Morris International Inc.	4.625%	10/29/2035	246	243
Philip Morris International Inc.	6.375%	5/16/2038	25	28
Philip Morris International Inc.	4.375%	11/15/2041	695	626
Philip Morris International Inc.	3.875%	8/21/2042	200	167
Philip Morris International Inc.	4.125%	3/4/2043	250	216
Philip Morris International Inc.	4.875%	11/15/2043	335	313
Pilgrim's Pride Corp.	4.250%	4/15/2031	301	295
Pilgrim's Pride Corp.	3.500%	3/1/2032	55	51
Pilgrim's Pride Corp.	6.250%	7/1/2033	500	539
Pilgrim's Pride Corp.	6.875%	5/15/2034	75	84
Procter & Gamble Co.	2.800%	3/25/2027	385	382
Procter & Gamble Co.	4.050%	5/1/2030	300	304
Procter & Gamble Co.	4.100%	11/3/2032	200	201
Procter & Gamble Co.	4.550%	1/29/2034	25	26
Procter & Gamble Co.	4.600%	5/1/2035	65	66
Procter & Gamble Co.	4.350%	11/3/2035	265	264
Reynolds American Inc.	7.250%	6/15/2037	200	234
Reynolds American Inc.	6.150%	9/15/2043	200	208
Reynolds American Inc.	5.850%	8/15/2045	425	425
Sysco Corp.	3.250%	7/15/2027	448	445
Sysco Corp.	5.100%	9/23/2030	460	477
Sysco Corp.	4.400%	7/25/2031	100	100
Sysco Corp.	4.950%	3/25/2036	167	167
Sysco Corp.	4.450%	3/15/2048	60	51
Sysco Corp.	6.600%	4/1/2050	715	800
Sysco Corp.	3.150%	12/14/2051	110	74
Target Corp.	4.350%	6/15/2028	121	123
Target Corp.	3.375%	4/15/2029	725	717
Target Corp.	4.500%	9/15/2032	260	266
Target Corp.	4.500%	9/15/2034	396	396
Target Corp.	5.000%	4/15/2035	310	318
Target Corp.	5.250%	2/15/2036	150	156
Target Corp.	2.950%	1/15/2052	390	256
Tyson Foods Inc.	5.400%	3/15/2029	415	430
Tyson Foods Inc.	4.875%	8/15/2034	225	228
Tyson Foods Inc.	5.150%	8/15/2044	200	192
Tyson Foods Inc.	4.550%	6/2/2047	315	276
Tyson Foods Inc.	5.100%	9/28/2048	305	287
Unilever Capital Corp.	2.900%	5/5/2027	450	446
Unilever Capital Corp.	4.250%	8/12/2027	415	418

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	3.500%	3/22/2028	75	75
	Unilever Capital Corp.	1.750%	8/12/2031	215	192
	Unilever Capital Corp.	5.900%	11/15/2032	375	414
	Unilever Capital Corp.	4.625%	8/12/2034	280	284
[1]	Unilever Capital Corp.	2.625%	8/12/2051	378	241
	Walmart Inc.	5.875%	4/5/2027	200	205
	Walmart Inc.	4.100%	4/28/2027	335	337
	Walmart Inc.	3.950%	9/9/2027	680	684
	Walmart Inc.	3.700%	6/26/2028	105	105
	Walmart Inc.	2.375%	9/24/2029	955	916
	Walmart Inc.	4.350%	4/28/2030	318	325
	Walmart Inc.	4.900%	4/28/2035	480	498
	Walmart Inc.	5.250%	9/1/2035	900	961
	Walmart Inc.	6.500%	8/15/2037	160	188
	Walmart Inc.	5.625%	4/1/2040	545	593
	Walmart Inc.	5.000%	10/25/2040	260	269
	Walmart Inc.	5.625%	4/15/2041	50	54
	Walmart Inc.	4.050%	6/29/2048	103	87
	Walmart Inc.	2.650%	9/22/2051	415	266
	Walmart Inc.	4.500%	9/9/2052	300	267
	Walmart Inc.	4.500%	4/15/2053	213	190
					96,102
Energy (7.3%)
[1]	APA Corp.	4.250%	1/15/2030	320	318
[1]	APA Corp.	5.350%	7/1/2049	300	260
	Baker Hughes Holdings LLC	4.080%	12/15/2047	390	317
	Boardwalk Pipelines LP	3.400%	2/15/2031	200	191
	Boardwalk Pipelines LP	3.600%	9/1/2032	320	303
	Boardwalk Pipelines LP	5.625%	8/1/2034	200	212
	Boardwalk Pipelines LP	5.375%	2/15/2036	420	426
	BP Capital Markets America Inc.	5.017%	11/17/2027	500	510
	BP Capital Markets America Inc.	4.234%	11/6/2028	131	132
	BP Capital Markets America Inc.	4.970%	10/17/2029	1,325	1,372
	BP Capital Markets America Inc.	4.868%	11/25/2029	182	188
	BP Capital Markets America Inc.	1.749%	8/10/2030	1,060	964
	BP Capital Markets America Inc.	2.721%	1/12/2032	440	407
	BP Capital Markets America Inc.	4.812%	2/13/2033	235	241
	BP Capital Markets America Inc.	4.893%	9/11/2033	258	265
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	207
	BP Capital Markets America Inc.	5.227%	11/17/2034	460	481
	BP Capital Markets America Inc.	3.060%	6/17/2041	596	465
	BP Capital Markets America Inc.	3.000%	2/24/2050	445	298
	BP Capital Markets America Inc.	2.772%	11/10/2050	415	264
	BP Capital Markets America Inc.	2.939%	6/4/2051	375	245
	BP Capital Markets America Inc.	3.001%	3/17/2052	240	158
	BP Capital Markets America Inc.	3.379%	2/8/2061	685	459
	BP Capital Markets plc	3.279%	9/19/2027	275	273
	Burlington Resources LLC	7.200%	8/15/2031	760	871
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	52
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	530	599
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	52
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	150	160
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	440	475
	Cenovus Energy Inc.	4.650%	3/20/2031	250	253
	Cenovus Energy Inc.	2.650%	1/15/2032	445	404
	Cenovus Energy Inc.	5.400%	3/20/2036	100	102
	Cenovus Energy Inc.	5.250%	6/15/2037	100	100
	Cenovus Energy Inc.	3.750%	2/15/2052	585	424
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	69
	Cheniere Energy Inc.	5.650%	4/15/2034	200	210
	Cheniere Energy Partners LP	4.000%	3/1/2031	625	613
	Cheniere Energy Partners LP	3.250%	1/31/2032	354	330
	Cheniere Energy Partners LP	5.950%	6/30/2033	200	214
	Cheniere Energy Partners LP	5.750%	8/15/2034	445	470
	Cheniere Energy Partners LP	5.550%	10/30/2035	120	125
	Chevron USA Inc.	1.018%	8/12/2027	130	125
	Chevron USA Inc.	3.950%	8/13/2027	464	466
	Chevron USA Inc.	4.475%	2/26/2028	50	51
	Chevron USA Inc.	4.050%	8/13/2028	527	532

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	4.300%	10/15/2030	97	99
	Chevron USA Inc.	4.500%	10/15/2032	291	298
	Chevron USA Inc.	4.850%	10/15/2035	275	282
	Chevron USA Inc.	2.343%	8/12/2050	396	237
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	120	122
	ConocoPhillips	5.900%	10/15/2032	315	346
	ConocoPhillips	4.875%	10/1/2047	50	46
	ConocoPhillips Co.	4.700%	1/15/2030	185	190
	ConocoPhillips Co.	4.850%	1/15/2032	215	223
	ConocoPhillips Co.	5.050%	9/15/2033	314	327
	ConocoPhillips Co.	5.000%	1/15/2035	625	643
	ConocoPhillips Co.	4.300%	11/15/2044	865	750
	ConocoPhillips Co.	5.500%	1/15/2055	435	427
	ConocoPhillips Co.	4.025%	3/15/2062	290	215
	ConocoPhillips Co.	5.700%	9/15/2063	30	30
	ConocoPhillips Co.	5.650%	1/15/2065	420	412
	Continental Resources Inc.	4.375%	1/15/2028	250	250
	Continental Resources Inc.	4.900%	6/1/2044	100	82
	Coterra Energy Inc.	3.900%	5/15/2027	775	774
	Coterra Energy Inc.	5.400%	2/15/2035	205	211
	Coterra Energy Inc.	5.900%	2/15/2055	160	159
	DCP Midstream Operating LP	5.600%	4/1/2044	275	272
	Devon Energy Corp.	5.200%	9/15/2034	430	441
	Devon Energy Corp.	5.600%	7/15/2041	250	250
	Devon Energy Corp.	5.000%	6/15/2045	180	164
	Devon Energy Corp.	5.750%	9/15/2054	200	195
	Diamondback Energy Inc.	5.200%	4/18/2027	200	203
	Diamondback Energy Inc.	3.500%	12/1/2029	825	807
	Diamondback Energy Inc.	6.250%	3/15/2033	225	246
	Diamondback Energy Inc.	5.400%	4/18/2034	300	312
	Diamondback Energy Inc.	5.550%	4/1/2035	69	72
	Diamondback Energy Inc.	5.900%	4/18/2064	855	838
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	270	289
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	250	247
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	753	689
	Enbridge Energy Partners LP	5.500%	9/15/2040	150	152
	Enbridge Inc.	5.250%	4/5/2027	200	203
	Enbridge Inc.	3.700%	7/15/2027	225	224
	Enbridge Inc.	4.600%	6/20/2028	195	198
	Enbridge Inc.	4.200%	11/20/2028	100	101
	Enbridge Inc.	3.125%	11/15/2029	360	348
	Enbridge Inc.	4.900%	6/20/2030	75	77
	Enbridge Inc.	6.200%	11/15/2030	1,250	1,353
	Enbridge Inc.	4.500%	2/15/2031	151	152
	Enbridge Inc.	5.700%	3/8/2033	210	223
	Enbridge Inc.	2.500%	8/1/2033	314	274
	Enbridge Inc.	5.625%	4/5/2034	260	275
	Enbridge Inc.	5.200%	11/20/2035	234	239
	Enbridge Inc.	3.400%	8/1/2051	970	678
	Enbridge Inc.	6.700%	11/15/2053	372	418
	Enbridge Inc.	5.950%	4/5/2054	135	139
	Enbridge Inc.	7.200%	6/27/2054	250	269
[1]	Energy Transfer LP	5.500%	6/1/2027	275	279
	Energy Transfer LP	4.000%	10/1/2027	433	434
	Energy Transfer LP	4.950%	6/15/2028	50	51
	Energy Transfer LP	6.100%	12/1/2028	225	237
	Energy Transfer LP	5.250%	4/15/2029	45	46
	Energy Transfer LP	5.250%	7/1/2029	675	700
	Energy Transfer LP	4.150%	9/15/2029	470	471
	Energy Transfer LP	6.400%	12/1/2030	810	882
	Energy Transfer LP	4.550%	1/15/2031	265	268
	Energy Transfer LP	5.750%	2/15/2033	479	509
	Energy Transfer LP	6.550%	12/1/2033	405	449
	Energy Transfer LP	5.550%	5/15/2034	405	422
	Energy Transfer LP	5.600%	9/1/2034	160	167
	Energy Transfer LP	5.700%	4/1/2035	225	236
	Energy Transfer LP	5.350%	1/15/2036	177	180
	Energy Transfer LP	6.625%	10/15/2036	635	709
[1]	Energy Transfer LP	5.800%	6/15/2038	536	557
	Energy Transfer LP	7.500%	7/1/2038	50	59

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.950%	1/15/2043	25	23
	Energy Transfer LP	5.950%	10/1/2043	239	241
	Energy Transfer LP	5.300%	4/1/2044	200	187
	Energy Transfer LP	5.150%	3/15/2045	240	217
	Energy Transfer LP	6.125%	12/15/2045	235	238
	Energy Transfer LP	5.300%	4/15/2047	200	182
	Energy Transfer LP	5.400%	10/1/2047	245	226
	Energy Transfer LP	6.000%	6/15/2048	690	681
	Energy Transfer LP	5.950%	5/15/2054	963	929
	Energy Transfer LP	6.200%	4/1/2055	290	290
	Energy Transfer LP	6.300%	1/15/2056	100	101
	Eni USA Inc.	7.300%	11/15/2027	305	322
	Enterprise Products Operating LLC	4.300%	6/20/2028	495	500
	Enterprise Products Operating LLC	3.125%	7/31/2029	225	220
	Enterprise Products Operating LLC	4.600%	1/15/2031	805	822
	Enterprise Products Operating LLC	4.850%	1/31/2034	685	700
	Enterprise Products Operating LLC	4.950%	2/15/2035	100	102
	Enterprise Products Operating LLC	5.200%	1/15/2036	405	418
	Enterprise Products Operating LLC	7.550%	4/15/2038	585	716
	Enterprise Products Operating LLC	6.125%	10/15/2039	105	115
	Enterprise Products Operating LLC	6.450%	9/1/2040	155	175
	Enterprise Products Operating LLC	5.700%	2/15/2042	200	208
	Enterprise Products Operating LLC	4.850%	8/15/2042	113	107
	Enterprise Products Operating LLC	4.850%	3/15/2044	45	42
	Enterprise Products Operating LLC	4.250%	2/15/2048	320	267
	Enterprise Products Operating LLC	4.800%	2/1/2049	110	99
	Enterprise Products Operating LLC	4.200%	1/31/2050	200	164
	Enterprise Products Operating LLC	3.200%	2/15/2052	955	643
	Enterprise Products Operating LLC	3.300%	2/15/2053	550	374
	Enterprise Products Operating LLC	4.950%	10/15/2054	175	158
	Enterprise Products Operating LLC	3.950%	1/31/2060	365	272
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	705	707
	EOG Resources Inc.	4.400%	7/15/2028	75	76
	EOG Resources Inc.	4.400%	1/15/2031	150	152
	EOG Resources Inc.	5.000%	7/15/2032	213	221
	EOG Resources Inc.	5.350%	1/15/2036	375	390
	EOG Resources Inc.	4.950%	4/15/2050	420	382
	EOG Resources Inc.	5.650%	12/1/2054	190	190
	EOG Resources Inc.	5.950%	7/15/2055	170	177
	EQT Corp.	5.700%	4/1/2028	175	181
	EQT Corp.	5.000%	1/15/2029	398	406
	EQT Corp.	7.000%	2/1/2030	200	219
	EQT Corp.	4.750%	1/15/2031	485	492
	EQT Corp.	5.750%	2/1/2034	378	400
	Expand Energy Corp.	4.750%	2/1/2032	675	674
	Exxon Mobil Corp.	2.440%	8/16/2029	815	784
	Exxon Mobil Corp.	3.482%	3/19/2030	130	128
	Exxon Mobil Corp.	2.610%	10/15/2030	1,090	1,034
	Exxon Mobil Corp.	2.995%	8/16/2039	310	253
	Exxon Mobil Corp.	3.567%	3/6/2045	215	172
	Exxon Mobil Corp.	4.114%	3/1/2046	573	489
	Exxon Mobil Corp.	4.327%	3/19/2050	30	26
	Exxon Mobil Corp.	3.452%	4/15/2051	1,298	954
	Halliburton Co.	4.850%	11/15/2035	365	365
	Halliburton Co.	7.450%	9/15/2039	25	30
	Halliburton Co.	4.750%	8/1/2043	730	663
	Halliburton Co.	5.000%	11/15/2045	203	186
	Helmerich & Payne Inc.	4.850%	12/1/2029	375	382
	Helmerich & Payne Inc.	2.900%	9/29/2031	595	545
	Hess Corp.	6.000%	1/15/2040	285	312
	Hess Corp.	5.600%	2/15/2041	450	473
	HF Sinclair Corp.	4.500%	10/1/2030	570	568
	HF Sinclair Corp.	5.500%	9/1/2032	176	180
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	240	277
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	366	407
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	70	85
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	445	448
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	35	32
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	354	330
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	255	251

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Energy Partners LP	5.400%	9/1/2044	225	218
Kinder Morgan Inc.	5.000%	2/1/2029	760	783
Kinder Morgan Inc.	5.100%	8/1/2029	665	689
Kinder Morgan Inc.	5.150%	6/1/2030	140	146
Kinder Morgan Inc.	5.850%	6/1/2035	660	709
Kinder Morgan Inc.	5.550%	6/1/2045	230	227
Kinder Morgan Inc.	5.200%	3/1/2048	301	282
Kinder Morgan Inc.	3.250%	8/1/2050	403	271
Kinder Morgan Inc.	3.600%	2/15/2051	325	233
Marathon Petroleum Corp.	3.800%	4/1/2028	595	593
Marathon Petroleum Corp.	5.000%	9/15/2054	720	622
MPLX LP	2.650%	8/15/2030	1,640	1,536
MPLX LP	5.000%	3/1/2033	355	361
MPLX LP	5.500%	6/1/2034	425	440
MPLX LP	5.400%	4/1/2035	300	307
MPLX LP	5.400%	9/15/2035	875	893
MPLX LP	5.300%	4/1/2036	350	353
MPLX LP	4.700%	4/15/2048	325	274
MPLX LP	4.950%	3/14/2052	315	271
MPLX LP	5.650%	3/1/2053	75	71
MPLX LP	5.950%	4/1/2055	250	245
MPLX LP	6.200%	9/15/2055	200	203
MPLX LP	6.100%	4/1/2056	100	100
MPLX LP	4.900%	4/15/2058	200	166
Occidental Petroleum Corp.	6.625%	9/1/2030	150	162
Occidental Petroleum Corp.	6.125%	1/1/2031	25	27
Occidental Petroleum Corp.	7.875%	9/15/2031	45	52
Occidental Petroleum Corp.	5.550%	10/1/2034	880	918
Occidental Petroleum Corp.	6.450%	9/15/2036	50	54
Occidental Petroleum Corp.	7.950%	6/15/2039	85	103
Occidental Petroleum Corp.	6.200%	3/15/2040	25	26
Occidental Petroleum Corp.	6.600%	3/15/2046	506	538
Occidental Petroleum Corp.	4.400%	4/15/2046	50	41
Occidental Petroleum Corp.	4.200%	3/15/2048	285	221
Occidental Petroleum Corp.	6.050%	10/1/2054	110	110
ONEOK Inc.	4.250%	9/24/2027	1,300	1,306
ONEOK Inc.	4.400%	10/15/2029	325	328
ONEOK Inc.	5.800%	11/1/2030	430	456
ONEOK Inc.	6.350%	1/15/2031	280	303
ONEOK Inc.	4.750%	10/15/2031	200	203
ONEOK Inc.	4.950%	10/15/2032	99	101
ONEOK Inc.	6.100%	11/15/2032	200	216
ONEOK Inc.	6.050%	9/1/2033	350	376
ONEOK Inc.	5.050%	11/1/2034	285	286
ONEOK Inc.	6.000%	6/15/2035	300	320
ONEOK Inc.	5.400%	10/15/2035	225	229
ONEOK Inc.	5.150%	10/15/2043	35	32
ONEOK Inc.	5.600%	4/1/2044	237	228
ONEOK Inc.	4.250%	9/15/2046	25	20
ONEOK Inc.	4.950%	7/13/2047	100	89
ONEOK Inc.	4.200%	10/3/2047	30	24
ONEOK Inc.	4.450%	9/1/2049	200	165
ONEOK Inc.	4.500%	3/15/2050	500	414
ONEOK Inc.	6.625%	9/1/2053	145	154
ONEOK Inc.	6.250%	10/15/2055	250	253
ONEOK Inc.	5.850%	11/1/2064	395	375
ONEOK Partners LP	6.850%	10/15/2037	385	433
ONEOK Partners LP	6.125%	2/1/2041	330	347
ONEOK Partners LP	6.200%	9/15/2043	312	323
Ovintiv Inc.	5.650%	5/15/2028	50	52
Ovintiv Inc.	6.500%	8/15/2034	455	499
Ovintiv Inc.	7.100%	7/15/2053	245	273
Patterson-UTI Energy Inc.	7.150%	10/1/2033	50	55
Phillips 66	3.900%	3/15/2028	125	125
Phillips 66	2.150%	12/15/2030	100	91
Phillips 66	4.650%	11/15/2034	105	104
Phillips 66	5.875%	5/1/2042	880	905
Phillips 66	4.875%	11/15/2044	310	280
Phillips 66 Co.	4.950%	12/1/2027	675	686
Phillips 66 Co.	5.300%	6/30/2033	200	208

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	5.650%	6/15/2054	80	77
	Phillips 66 Co.	5.500%	3/15/2055	175	166
[1]	Phillips 66 Co.	5.875%	3/15/2056	225	226
[1]	Phillips 66 Co.	6.200%	3/15/2056	388	393
	Pioneer Natural Resources Co.	1.900%	8/15/2030	795	729
	Pioneer Natural Resources Co.	2.150%	1/15/2031	370	340
	Plains All American Pipeline LP	3.800%	9/15/2030	1,060	1,040
	Plains All American Pipeline LP	4.700%	1/15/2031	219	222
	Plains All American Pipeline LP	5.600%	1/15/2036	182	187
	Plains All American Pipeline LP	5.150%	6/1/2042	500	467
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	382	383
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	750	758
[2]	Shell Finance US Inc.	3.875%	11/13/2028	830	834
	Shell Finance US Inc.	4.125%	11/6/2030	367	370
	Shell Finance US Inc.	4.750%	1/6/2036	600	607
[2]	Shell Finance US Inc.	6.375%	12/15/2038	606	687
[2]	Shell Finance US Inc.	5.500%	3/25/2040	290	302
[1]	Shell Finance US Inc.	4.550%	8/12/2043	362	331
[1]	Shell Finance US Inc.	4.375%	5/11/2045	250	219
[1]	Shell Finance US Inc.	4.000%	5/10/2046	95	79
[1]	Shell Finance US Inc.	3.750%	9/12/2046	200	159
[1]	Shell Finance US Inc.	3.250%	4/6/2050	200	141
[2]	Shell Finance US Inc.	3.000%	11/26/2051	365	241
	Shell International Finance BV	2.375%	11/7/2029	45	43
	Shell International Finance BV	2.750%	4/6/2030	30	29
	Shell International Finance BV	4.125%	5/11/2035	80	80
	Shell International Finance BV	3.625%	8/21/2042	800	655
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	440	448
	Spectra Energy Partners LP	4.500%	3/15/2045	385	333
	Suncor Energy Inc.	5.950%	12/1/2034	221	237
	Suncor Energy Inc.	6.800%	5/15/2038	495	559
	Targa Resources Corp.	5.200%	7/1/2027	540	549
	Targa Resources Corp.	4.350%	1/15/2029	182	183
	Targa Resources Corp.	4.900%	9/15/2030	100	103
	Targa Resources Corp.	4.200%	2/1/2033	200	194
	Targa Resources Corp.	6.500%	3/30/2034	265	293
	Targa Resources Corp.	5.500%	2/15/2035	200	207
	Targa Resources Corp.	5.650%	2/15/2036	40	42
	Targa Resources Corp.	5.400%	7/30/2036	335	341
	Targa Resources Corp.	4.950%	4/15/2052	40	35
	Targa Resources Corp.	6.500%	2/15/2053	645	684
	Targa Resources Corp.	6.125%	5/15/2055	50	51
	Targa Resources Partners LP	5.500%	3/1/2030	60	61
	Targa Resources Partners LP	4.875%	2/1/2031	125	127
	Targa Resources Partners LP	4.000%	1/15/2032	157	152
	TC PipeLines LP	3.900%	5/25/2027	40	40
	TotalEnergies Capital International SA	3.455%	2/19/2029	450	446
	TotalEnergies Capital International SA	2.986%	6/29/2041	860	664
	TotalEnergies Capital International SA	3.461%	7/12/2049	145	107
	TotalEnergies Capital International SA	3.127%	5/29/2050	100	69
	TotalEnergies Capital SA	3.883%	10/11/2028	315	317
	TotalEnergies Capital SA	5.150%	4/5/2034	200	209
	TotalEnergies Capital SA	4.724%	9/10/2034	490	500
	TotalEnergies Capital SA	5.488%	4/5/2054	890	881
	TotalEnergies Capital SA	5.638%	4/5/2064	335	331
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	344	347
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	348	353
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	413	417
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	630	633
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	405	402
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	575	626
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	750	911
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,400	1,402
[2]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	697	710
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	45	45
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	100	90
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	105	92
[2]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	217	218
	Valero Energy Corp.	4.350%	6/1/2028	570	574
	Valero Energy Corp.	5.150%	2/15/2030	425	441

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	2.800%	12/1/2031	200	185
	Valero Energy Corp.	6.625%	6/15/2037	400	449
	Valero Energy Corp.	4.900%	3/15/2045	205	188
	Valero Energy Corp.	3.650%	12/1/2051	25	18
	Viper Energy Partners LLC	4.900%	8/1/2030	340	347
	Viper Energy Partners LLC	5.700%	8/1/2035	415	430
	Western Midstream Operating LP	4.800%	3/1/2031	215	217
	Western Midstream Operating LP	6.150%	4/1/2033	200	214
	Western Midstream Operating LP	5.450%	11/15/2034	65	66
	Western Midstream Operating LP	5.500%	12/15/2035	111	112
	Western Midstream Operating LP	5.450%	4/1/2044	285	263
	Western Midstream Operating LP	5.250%	2/1/2050	580	504
	Williams Cos. Inc.	4.900%	3/15/2029	55	56
	Williams Cos. Inc.	4.625%	6/30/2030	128	130
	Williams Cos. Inc.	3.500%	11/15/2030	85	82
[1]	Williams Cos. Inc.	7.500%	1/15/2031	587	671
	Williams Cos. Inc.	2.600%	3/15/2031	130	120
	Williams Cos. Inc.	4.650%	8/15/2032	200	202
	Williams Cos. Inc.	5.650%	3/15/2033	279	295
	Williams Cos. Inc.	5.150%	3/15/2034	200	205
	Williams Cos. Inc.	5.600%	3/15/2035	740	777
	Williams Cos. Inc.	5.300%	9/30/2035	215	221
	Williams Cos. Inc.	5.150%	3/15/2036	250	253
	Williams Cos. Inc.	5.400%	3/4/2044	105	102
	Williams Cos. Inc.	4.900%	1/15/2045	400	365
	Williams Cos. Inc.	5.100%	9/15/2045	40	37
	Williams Cos. Inc.	3.500%	10/15/2051	855	604
	Williams Cos. Inc.	5.950%	3/15/2056	261	265
	Woodside Finance Ltd.	4.900%	5/19/2028	650	661
	Woodside Finance Ltd.	5.400%	5/19/2030	418	434
	Woodside Finance Ltd.	5.700%	5/19/2032	100	106
	Woodside Finance Ltd.	5.100%	9/12/2034	80	80
	Woodside Finance Ltd.	6.000%	5/19/2035	257	272
	Woodside Finance Ltd.	5.700%	9/12/2054	100	96
					119,280
Financials (28.4%)
	AerCap Ireland Capital DAC	6.450%	4/15/2027	665	682
	AerCap Ireland Capital DAC	3.875%	1/23/2028	210	210
	AerCap Ireland Capital DAC	4.875%	4/1/2028	680	691
	AerCap Ireland Capital DAC	5.750%	6/6/2028	200	207
	AerCap Ireland Capital DAC	3.000%	10/29/2028	480	467
	AerCap Ireland Capital DAC	5.100%	1/19/2029	275	282
	AerCap Ireland Capital DAC	4.125%	2/28/2029	154	154
	AerCap Ireland Capital DAC	4.625%	9/10/2029	325	329
	AerCap Ireland Capital DAC	4.375%	11/15/2030	175	175
	AerCap Ireland Capital DAC	3.300%	1/30/2032	865	808
	AerCap Ireland Capital DAC	4.750%	1/15/2033	250	251
	AerCap Ireland Capital DAC	3.400%	10/29/2033	250	228
	AerCap Ireland Capital DAC	4.950%	9/10/2034	315	316
	AerCap Ireland Capital DAC	5.000%	11/15/2035	148	148
	AerCap Ireland Capital DAC	3.850%	10/29/2041	415	345
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	155
	Affiliated Managers Group Inc.	5.500%	8/20/2034	100	103
	Affiliated Managers Group Inc.	5.500%	2/15/2036	477	481
	Aflac Inc.	3.600%	4/1/2030	70	68
	Aflac Inc.	4.000%	10/15/2046	85	69
	Aflac Inc.	4.750%	1/15/2049	228	202
	Air Lease Corp.	3.625%	12/1/2027	400	397
	Air Lease Corp.	2.100%	9/1/2028	125	119
	Air Lease Corp.	4.625%	10/1/2028	905	912
[1]	Air Lease Corp.	3.000%	2/1/2030	450	426
[1]	Air Lease Corp.	2.875%	1/15/2032	250	227
	Alleghany Corp.	3.625%	5/15/2030	50	49
	Allstate Corp.	5.350%	6/1/2033	295	310
	Allstate Corp.	5.550%	5/9/2035	665	707
	Allstate Corp.	4.500%	6/15/2043	45	40
[1]	Allstate Corp.	6.500%	5/15/2057	423	444
	Ally Financial Inc.	7.100%	11/15/2027	550	576
	Ally Financial Inc.	5.737%	5/15/2029	309	317

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	6.992%	6/13/2029	250	263
[1]	Ally Financial Inc.	8.000%	11/1/2031	367	416
	Ally Financial Inc.	6.184%	7/26/2035	295	304
	American Express Co.	2.550%	3/4/2027	510	504
	American Express Co.	3.300%	5/3/2027	225	224
	American Express Co.	5.850%	11/5/2027	275	284
	American Express Co.	5.043%	7/26/2028	260	264
	American Express Co.	4.731%	4/25/2029	235	239
	American Express Co.	4.050%	5/3/2029	268	270
	American Express Co.	4.351%	7/20/2029	325	328
	American Express Co.	5.282%	7/27/2029	660	680
	American Express Co.	5.532%	4/25/2030	390	407
	American Express Co.	5.085%	1/30/2031	390	403
	American Express Co.	5.016%	4/25/2031	330	340
	American Express Co.	4.989%	5/26/2033	495	505
	American Express Co.	4.918%	7/20/2033	370	378
	American Express Co.	4.420%	8/3/2033	364	363
	American Express Co.	5.043%	5/1/2034	218	224
	American Express Co.	5.625%	7/28/2034	170	178
	American Express Co.	5.915%	4/25/2035	80	85
	American Express Co.	5.284%	7/26/2035	100	104
	American Express Co.	5.442%	1/30/2036	600	625
	American Express Co.	5.667%	4/25/2036	630	667
	American Express Co.	4.804%	10/24/2036	495	490
	American Express Co.	4.050%	12/3/2042	122	106
[1]	American Express Credit Corp.	3.300%	5/3/2027	250	249
	American Financial Group Inc.	5.000%	9/23/2035	129	128
	American International Group Inc.	5.125%	3/27/2033	200	206
	American International Group Inc.	4.500%	7/16/2044	120	106
	American International Group Inc.	4.750%	4/1/2048	190	170
	American International Group Inc.	4.375%	6/30/2050	690	576
	American National Group Inc.	5.000%	6/15/2027	1,065	1,071
	American National Group Inc.	6.000%	7/15/2035	100	99
	Ameriprise Financial Inc.	5.700%	12/15/2028	270	283
	Ameriprise Financial Inc.	4.500%	5/13/2032	275	278
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	204
	Aon Corp.	4.500%	12/15/2028	800	811
	Aon Corp.	3.750%	5/2/2029	315	312
	Aon Corp.	2.600%	12/2/2031	508	463
	Aon Corp.	5.000%	9/12/2032	320	329
	Aon Global Ltd.	4.600%	6/14/2044	835	733
	Aon North America Inc.	5.125%	3/1/2027	535	540
	Aon North America Inc.	5.300%	3/1/2031	459	479
	Aon North America Inc.	5.750%	3/1/2054	241	239
[2]	Apollo Debt Solutions BDC	5.200%	12/8/2028	100	100
	Apollo Debt Solutions BDC	5.875%	8/30/2030	90	91
[2]	Apollo Debt Solutions BDC	5.700%	1/23/2031	200	198
	Apollo Debt Solutions BDC	6.550%	3/15/2032	310	317
	Apollo Global Management Inc.	4.600%	1/15/2031	115	116
	Apollo Global Management Inc.	5.150%	8/12/2035	271	268
	Apollo Global Management Inc.	5.800%	5/21/2054	436	414
	Apollo Global Management Inc.	6.000%	12/15/2054	95	91
	Arch Capital Group Ltd.	3.635%	6/30/2050	410	304
	Ares Capital Corp.	2.875%	6/15/2027	85	83
	Ares Capital Corp.	2.875%	6/15/2028	483	461
	Ares Capital Corp.	5.950%	7/15/2029	130	133
	Ares Capital Corp.	5.500%	9/1/2030	390	386
	Ares Capital Corp.	5.100%	1/15/2031	175	171
	Ares Capital Corp.	5.250%	4/12/2031	133	130
	Ares Capital Corp.	5.800%	3/8/2032	398	396
	Ares Management Corp.	6.375%	11/10/2028	465	488
	Ares Management Corp.	5.600%	10/11/2054	110	100
[2]	Ares Strategic Income Fund	5.450%	9/9/2028	50	50
[2]	Ares Strategic Income Fund	4.850%	1/15/2029	200	197
	Ares Strategic Income Fund	6.350%	8/15/2029	220	224
[2]	Ares Strategic Income Fund	5.800%	9/9/2030	200	199
[2]	Ares Strategic Income Fund	5.150%	1/15/2031	195	189
[2]	Ares Strategic Income Fund	5.550%	4/15/2031	203	200
	Ares Strategic Income Fund	6.200%	3/21/2032	95	95
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	202

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	4.850%	12/15/2029	234	240
	Arthur J Gallagher & Co.	2.400%	11/9/2031	200	179
	Arthur J Gallagher & Co.	5.000%	2/15/2032	200	204
	Arthur J Gallagher & Co.	6.500%	2/15/2034	200	221
	Arthur J Gallagher & Co.	5.150%	2/15/2035	305	309
	Arthur J Gallagher & Co.	3.500%	5/20/2051	200	139
	Arthur J Gallagher & Co.	5.750%	3/2/2053	585	568
	Arthur J Gallagher & Co.	5.750%	7/15/2054	150	146
	Arthur J Gallagher & Co.	5.550%	2/15/2055	25	24
	Assurant Inc.	5.550%	2/15/2036	25	25
	Athene Holding Ltd.	5.875%	1/15/2034	650	662
	Athene Holding Ltd.	3.450%	5/15/2052	182	111
	Athene Holding Ltd.	6.625%	10/15/2054	195	189
	Athene Holding Ltd.	6.625%	5/19/2055	390	382
	Athene Holding Ltd.	6.875%	6/28/2055	110	106
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	55	56
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	165	166
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	380	385
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	185	190
	AXA SA	8.600%	12/15/2030	225	265
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	65	65
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	100	97
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	490	505
[3]	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	200	200
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	233
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	645	690
	Banco Santander SA	4.250%	4/11/2027	225	225
	Banco Santander SA	3.800%	2/23/2028	765	762
	Banco Santander SA	5.552%	3/14/2028	200	203
	Banco Santander SA	4.175%	3/24/2028	225	225
	Banco Santander SA	4.379%	4/12/2028	510	513
[1]	Banco Santander SA	5.365%	7/15/2028	25	25
	Banco Santander SA	5.588%	8/8/2028	775	803
	Banco Santander SA	6.607%	11/7/2028	325	346
	Banco Santander SA	3.306%	6/27/2029	350	342
	Banco Santander SA	5.565%	1/17/2030	265	278
	Banco Santander SA	5.538%	3/14/2030	235	244
	Banco Santander SA	3.490%	5/28/2030	250	243
	Banco Santander SA	2.749%	12/3/2030	880	809
	Banco Santander SA	2.958%	3/25/2031	330	308
	Banco Santander SA	5.439%	7/15/2031	200	211
	Banco Santander SA	3.225%	11/22/2032	200	184
	Banco Santander SA	6.921%	8/8/2033	300	333
	Banco Santander SA	6.938%	11/7/2033	200	231
	Banco Santander SA	6.033%	1/17/2035	30	32
	Banco Santander SA	5.127%	11/6/2035	400	402
[1]	Bank of America Corp.	3.248%	10/21/2027	35	35
[1]	Bank of America Corp.	3.705%	4/24/2028	405	404
	Bank of America Corp.	4.376%	4/27/2028	250	251
[1]	Bank of America Corp.	3.593%	7/21/2028	340	338
[1]	Bank of America Corp.	4.948%	7/22/2028	915	926
	Bank of America Corp.	6.204%	11/10/2028	835	865
[1]	Bank of America Corp.	3.419%	12/20/2028	704	697
[4]	Bank of America Corp.	4.979%	1/24/2029	2,590	2,635
[1]	Bank of America Corp.	3.970%	3/5/2029	325	325
	Bank of America Corp.	4.623%	5/9/2029	640	649
[1]	Bank of America Corp.	2.087%	6/14/2029	1,045	1,001
[1]	Bank of America Corp.	4.271%	7/23/2029	235	236
	Bank of America Corp.	5.819%	9/15/2029	863	900
[1]	Bank of America Corp.	3.194%	7/23/2030	43	42
[1]	Bank of America Corp.	2.884%	10/22/2030	1,320	1,264
	Bank of America Corp.	5.162%	1/24/2031	850	882
[1]	Bank of America Corp.	2.496%	2/13/2031	35	33
[1]	Bank of America Corp.	1.898%	7/23/2031	1,205	1,093
[1]	Bank of America Corp.	1.922%	10/24/2031	1,180	1,064
	Bank of America Corp.	4.456%	2/6/2032	315	317
[1]	Bank of America Corp.	2.651%	3/11/2032	990	918
	Bank of America Corp.	2.687%	4/22/2032	1,560	1,445
	Bank of America Corp.	2.572%	10/20/2032	280	255
[1]	Bank of America Corp.	2.972%	2/4/2033	795	734

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.571%	4/27/2033	795	799
[1]	Bank of America Corp.	5.015%	7/22/2033	806	829
	Bank of America Corp.	5.288%	4/25/2034	375	389
	Bank of America Corp.	5.468%	1/23/2035	550	576
[1]	Bank of America Corp.	5.425%	8/15/2035	400	410
	Bank of America Corp.	5.518%	10/25/2035	330	339
	Bank of America Corp.	5.511%	1/24/2036	1,280	1,342
	Bank of America Corp.	5.464%	5/9/2036	525	550
	Bank of America Corp.	2.482%	9/21/2036	960	848
	Bank of America Corp.	5.045%	2/6/2037	960	974
	Bank of America Corp.	3.846%	3/8/2037	1,010	956
[1]	Bank of America Corp.	4.244%	4/24/2038	110	103
	Bank of America Corp.	7.750%	5/14/2038	698	855
[1]	Bank of America Corp.	4.078%	4/23/2040	425	382
[1]	Bank of America Corp.	2.676%	6/19/2041	910	676
[1]	Bank of America Corp.	5.875%	2/7/2042	550	592
	Bank of America Corp.	3.311%	4/22/2042	500	397
[1]	Bank of America Corp.	5.000%	1/21/2044	389	378
[1]	Bank of America Corp.	4.875%	4/1/2044	362	349
[1]	Bank of America Corp.	4.750%	4/21/2045	925	848
[1]	Bank of America Corp.	4.443%	1/20/2048	35	31
[1]	Bank of America Corp.	3.946%	1/23/2049	1,351	1,088
[1]	Bank of America Corp.	4.330%	3/15/2050	170	144
[1]	Bank of America Corp.	4.083%	3/20/2051	695	563
[1]	Bank of America Corp.	2.831%	10/24/2051	309	199
[1]	Bank of America Corp.	3.483%	3/13/2052	55	40
	Bank of America Corp.	2.972%	7/21/2052	1,255	829
[1]	Bank of America NA	6.000%	10/15/2036	297	322
[1]	Bank of Montreal	4.700%	9/14/2027	25	25
	Bank of Montreal	5.203%	2/1/2028	145	149
	Bank of Montreal	4.062%	9/22/2028	500	501
	Bank of Montreal	5.717%	9/25/2028	200	209
	Bank of Montreal	4.640%	9/10/2030	410	417
	Bank of Montreal	5.511%	6/4/2031	200	212
	Bank of Montreal	4.350%	9/22/2031	85	86
[1]	Bank of Montreal	3.803%	12/15/2032	250	248
	Bank of Montreal	3.088%	1/10/2037	265	242
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	275	274
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	225	224
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	475	477
	Bank of New York Mellon Corp.	4.441%	6/9/2028	281	283
[1]	Bank of New York Mellon Corp.	3.992%	6/13/2028	280	280
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	340	325
	Bank of New York Mellon Corp.	4.890%	7/21/2028	110	112
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	350	361
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	271	264
[1]	Bank of New York Mellon Corp.	1.900%	1/25/2029	325	308
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	254
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	197	193
	Bank of New York Mellon Corp.	4.026%	1/22/2030	169	169
	Bank of New York Mellon Corp.	4.942%	2/11/2031	145	150
	Bank of New York Mellon Corp.	5.060%	7/22/2032	400	416
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	20	20
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	593	642
	Bank of New York Mellon Corp.	4.706%	2/1/2034	200	202
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	200	205
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	240	269
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	225	234
	Bank of New York Mellon Corp.	5.225%	11/20/2035	190	198
	Bank of New York Mellon Corp.	5.316%	6/6/2036	255	266
	Bank of New York Mellon Corp.	5.606%	7/21/2039	95	100
[1]	Bank of Nova Scotia	5.400%	6/4/2027	1,475	1,504
	Bank of Nova Scotia	4.404%	9/8/2028	425	428
	Bank of Nova Scotia	4.850%	2/1/2030	550	566
	Bank of Nova Scotia	4.247%	2/2/2030	272	273
	Bank of Nova Scotia	2.150%	8/1/2031	130	117
	Bank of Nova Scotia	2.450%	2/2/2032	450	407
	Bank of Nova Scotia	5.650%	2/1/2034	250	267
	Bank of Nova Scotia	4.813%	2/2/2034	233	236
	Bank of Nova Scotia	4.588%	5/4/2037	310	305

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	4.337%	1/10/2028	885	887
	Barclays plc	5.674%	3/12/2028	225	229
	Barclays plc	4.836%	5/9/2028	840	846
	Barclays plc	5.501%	8/9/2028	230	234
	Barclays plc	4.837%	9/10/2028	25	25
	Barclays plc	7.385%	11/2/2028	905	952
[1]	Barclays plc	4.972%	5/16/2029	550	559
	Barclays plc	6.490%	9/13/2029	200	211
	Barclays plc	4.476%	11/11/2029	635	640
	Barclays plc	5.690%	3/12/2030	310	323
	Barclays plc	4.219%	5/24/2030	208	208
[1]	Barclays plc	5.088%	6/20/2030	275	280
	Barclays plc	4.942%	9/10/2030	550	562
	Barclays plc	5.367%	2/25/2031	30	31
	Barclays plc	2.645%	6/24/2031	200	187
	Barclays plc	4.521%	2/24/2032	289	289
	Barclays plc	2.667%	3/10/2032	800	736
	Barclays plc	2.894%	11/24/2032	265	243
	Barclays plc	7.437%	11/2/2033	450	516
	Barclays plc	6.224%	5/9/2034	290	313
	Barclays plc	7.119%	6/27/2034	140	157
	Barclays plc	6.692%	9/13/2034	480	533
	Barclays plc	5.335%	9/10/2035	200	205
	Barclays plc	5.785%	2/25/2036	600	628
	Barclays plc	5.207%	2/24/2037	168	168
	Barclays plc	3.811%	3/10/2042	295	240
	Barclays plc	3.330%	11/24/2042	535	417
	Barclays plc	5.250%	8/17/2045	625	609
	Barclays plc	5.860%	8/11/2046	127	131
	Barclays plc	6.036%	3/12/2055	255	273
[2]	Barings Private Credit Corp.	6.150%	6/11/2030	125	124
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	75	71
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	95	88
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	744	626
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	427	360
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	1,310	1,017
	BGC Group Inc.	6.600%	6/10/2029	260	273
	BGC Group Inc.	6.150%	4/2/2030	125	130
	BlackRock Funding Inc.	5.250%	3/14/2054	435	418
	BlackRock Funding Inc.	5.350%	1/8/2055	425	412
	Blackrock Inc.	3.200%	3/15/2027	722	719
	Blackrock Inc.	2.100%	2/25/2032	200	178
	Blackrock Inc.	4.750%	5/25/2033	708	729
	Blackstone Private Credit Fund	5.950%	7/16/2029	400	403
	Blackstone Private Credit Fund	5.050%	9/10/2030	500	478
	Blackstone Private Credit Fund	5.350%	3/12/2031	200	194
	Blackstone Private Credit Fund	6.000%	1/29/2032	205	203
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	172	172
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	185	185
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	115	114
	Blackstone Secured Lending Fund	2.850%	9/30/2028	125	117
	Blackstone Secured Lending Fund	5.125%	1/31/2031	360	349
	Blue Owl Capital Corp.	2.875%	6/11/2028	85	80
	Blue Owl Capital Corp.	5.950%	3/15/2029	640	637
	Blue Owl Capital Corp.	6.200%	7/15/2030	85	85
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	670	695
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	50	51
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	325	319
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	35	35
	Blue Owl Finance LLC	3.125%	6/10/2031	545	485
	Blue Owl Finance LLC	6.250%	4/18/2034	80	80
	Brighthouse Financial Inc.	3.850%	12/22/2051	265	154
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	311
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	90	90
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	200	203
	Brookfield Finance I UK plc	2.340%	1/30/2032	310	273
	Brookfield Finance Inc.	3.900%	1/25/2028	750	749
	Brookfield Finance Inc.	4.350%	4/15/2030	100	100
	Brookfield Finance Inc.	2.724%	4/15/2031	430	396
	Brookfield Finance Inc.	6.350%	1/5/2034	200	217

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	5.675%	1/15/2035	70	72
	Brookfield Finance Inc.	3.500%	3/30/2051	95	65
	Brookfield Finance Inc.	3.625%	2/15/2052	255	178
	Brookfield Finance Inc.	5.968%	3/4/2054	25	25
	Brookfield Finance LLC	3.450%	4/15/2050	590	399
	Brown & Brown Inc.	4.700%	6/23/2028	375	379
	Brown & Brown Inc.	4.500%	3/15/2029	310	312
	Brown & Brown Inc.	4.900%	6/23/2030	415	422
	Brown & Brown Inc.	2.375%	3/15/2031	175	157
	Brown & Brown Inc.	5.250%	6/23/2032	380	387
	Brown & Brown Inc.	5.650%	6/11/2034	200	206
	Brown & Brown Inc.	5.550%	6/23/2035	430	439
	Brown & Brown Inc.	6.250%	6/23/2055	180	183
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	395	402
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	560	570
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	625	629
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	280	291
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	300	304
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	305	334
	Capital One Financial Corp.	3.800%	1/31/2028	85	85
	Capital One Financial Corp.	4.927%	5/10/2028	160	162
	Capital One Financial Corp.	5.468%	2/1/2029	755	774
	Capital One Financial Corp.	6.312%	6/8/2029	200	209
	Capital One Financial Corp.	5.700%	2/1/2030	200	208
	Capital One Financial Corp.	5.463%	7/26/2030	200	207
	Capital One Financial Corp.	4.493%	9/11/2031	225	225
[1]	Capital One Financial Corp.	7.624%	10/30/2031	735	830
	Capital One Financial Corp.	4.722%	1/30/2032	217	219
	Capital One Financial Corp.	2.618%	11/2/2032	251	227
	Capital One Financial Corp.	5.268%	5/10/2033	200	205
	Capital One Financial Corp.	6.377%	6/8/2034	250	271
	Capital One Financial Corp.	7.964%	11/2/2034	300	353
	Capital One Financial Corp.	6.051%	2/1/2035	595	632
	Capital One Financial Corp.	5.884%	7/26/2035	225	237
	Capital One Financial Corp.	6.183%	1/30/2036	565	588
	Capital One Financial Corp.	5.197%	9/11/2036	200	200
[1]	Capital One NA	2.700%	2/6/2030	200	190
	Capital Southwest Corp.	5.950%	9/18/2030	100	100
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	200	193
	Charles Schwab Corp.	2.450%	3/3/2027	555	548
	Charles Schwab Corp.	3.200%	1/25/2028	75	74
	Charles Schwab Corp.	4.000%	2/1/2029	200	201
	Charles Schwab Corp.	5.643%	5/19/2029	200	208
	Charles Schwab Corp.	2.750%	10/1/2029	321	309
	Charles Schwab Corp.	6.196%	11/17/2029	228	241
	Charles Schwab Corp.	1.650%	3/11/2031	272	241
	Charles Schwab Corp.	2.300%	5/13/2031	30	27
	Charles Schwab Corp.	4.343%	11/14/2031	750	754
	Charles Schwab Corp.	1.950%	12/1/2031	788	698
	Charles Schwab Corp.	2.900%	3/3/2032	555	513
	Charles Schwab Corp.	5.853%	5/19/2034	225	242
	Charles Schwab Corp.	4.914%	11/14/2036	300	300
	Chubb INA Holdings LLC	4.650%	8/15/2029	31	32
	Chubb INA Holdings LLC	5.000%	3/15/2034	685	705
	Chubb INA Holdings LLC	4.900%	8/15/2035	235	239
[1]	Chubb INA Holdings LLC	6.500%	5/15/2038	30	34
	Chubb INA Holdings LLC	4.150%	3/13/2043	200	175
	Chubb INA Holdings LLC	4.350%	11/3/2045	95	83
	Chubb INA Holdings LLC	3.050%	12/15/2061	625	392
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	291	309
	Citibank NA	4.576%	5/29/2027	825	832
	Citibank NA	5.803%	9/29/2028	522	546
	Citibank NA	4.838%	8/6/2029	475	488
[1]	Citibank NA	4.914%	5/29/2030	358	369
[1]	Citibank NA	5.570%	4/30/2034	735	781
	Citigroup Inc.	4.450%	9/29/2027	927	932
	Citigroup Inc.	4.643%	5/7/2028	900	906
	Citigroup Inc.	4.658%	5/24/2028	200	201
	Citigroup Inc.	4.125%	7/25/2028	290	290
	Citigroup Inc.	4.786%	3/4/2029	1,040	1,055

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Citigroup Inc.	4.075%	4/23/2029	845	845
	Citigroup Inc.	5.174%	2/13/2030	485	500
[1]	Citigroup Inc.	3.980%	3/20/2030	1,115	1,111
	Citigroup Inc.	4.542%	9/19/2030	380	384
[1]	Citigroup Inc.	2.976%	11/5/2030	45	43
[1]	Citigroup Inc.	2.666%	1/29/2031	1,105	1,043
[1]	Citigroup Inc.	2.572%	6/3/2031	1,360	1,271
	Citigroup Inc.	4.503%	9/11/2031	445	449
	Citigroup Inc.	2.561%	5/1/2032	1,367	1,252
	Citigroup Inc.	2.520%	11/3/2032	306	277
	Citigroup Inc.	3.057%	1/25/2033	240	222
	Citigroup Inc.	3.785%	3/17/2033	490	471
	Citigroup Inc.	4.910%	5/24/2033	675	687
	Citigroup Inc.	6.000%	10/31/2033	650	700
	Citigroup Inc.	6.270%	11/17/2033	1,095	1,201
	Citigroup Inc.	5.592%	11/19/2034	270	278
	Citigroup Inc.	5.827%	2/13/2035	55	57
	Citigroup Inc.	5.449%	6/11/2035	1,137	1,184
	Citigroup Inc.	6.020%	1/24/2036	175	184
	Citigroup Inc.	6.125%	8/25/2036	520	557
	Citigroup Inc.	5.174%	9/11/2036	1,246	1,267
	Citigroup Inc.	8.125%	7/15/2039	480	618
	Citigroup Inc.	5.411%	9/19/2039	885	890
[1]	Citigroup Inc.	5.316%	3/26/2041	225	226
	Citigroup Inc.	5.875%	1/30/2042	65	69
[1]	Citigroup Inc.	4.281%	4/24/2048	1,372	1,176
	Citigroup Inc.	4.650%	7/23/2048	940	839
	Citizens Bank NA	4.192%	1/29/2029	167	167
	Citizens Financial Group Inc.	5.841%	1/23/2030	560	585
	Citizens Financial Group Inc.	2.638%	9/30/2032	660	580
	Citizens Financial Group Inc.	6.645%	4/25/2035	380	420
	Citizens Financial Group Inc.	5.299%	1/29/2036	42	43
	Citizens Financial Group Inc.	5.641%	5/21/2037	150	154
	CME Group Inc.	3.750%	6/15/2028	275	275
	CME Group Inc.	4.400%	3/15/2030	65	66
	CME Group Inc.	5.300%	9/15/2043	360	368
	CNA Financial Corp.	3.450%	8/15/2027	50	50
	CNA Financial Corp.	2.050%	8/15/2030	200	182
	CNA Financial Corp.	5.200%	8/15/2035	205	206
	CNO Financial Group Inc.	5.250%	5/30/2029	242	246
	CNO Financial Group Inc.	6.450%	6/15/2034	175	183
	Commonwealth Bank of Australia	4.423%	3/14/2028	360	365
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	670	677
	Cooperatieve Rabobank UA	3.743%	1/14/2028	220	220
	Cooperatieve Rabobank UA	3.957%	10/17/2028	40	40
	Cooperatieve Rabobank UA	4.494%	10/17/2029	225	230
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	80	81
	Cooperatieve Rabobank UA	5.750%	12/1/2043	60	61
	Cooperatieve Rabobank UA	5.250%	8/4/2045	895	855
	Corebridge Financial Inc.	3.850%	4/5/2029	35	35
	Corebridge Financial Inc.	6.050%	9/15/2033	860	920
	Corebridge Financial Inc.	4.400%	4/5/2052	315	250
	Corebridge Financial Inc.	6.875%	12/15/2052	676	693
	Corebridge Financial Inc.	6.375%	9/15/2054	50	50
	Deutsche Bank AG	5.371%	9/9/2027	220	226
[1]	Deutsche Bank AG	5.373%	1/10/2029	200	204
	Deutsche Bank AG	6.720%	1/18/2029	200	209
	Deutsche Bank AG	5.414%	5/10/2029	780	813
	Deutsche Bank AG	6.819%	11/20/2029	200	213
	Deutsche Bank AG	4.999%	9/11/2030	250	255
	Deutsche Bank AG	5.297%	5/9/2031	375	387
	Deutsche Bank AG	4.950%	8/4/2031	545	555
	Deutsche Bank AG	3.729%	1/14/2032	685	652
	Deutsche Bank AG	4.725%	2/6/2032	135	136
	Deutsche Bank AG	3.035%	5/28/2032	405	375
	Deutsche Bank AG	4.875%	12/1/2032	200	201
	Deutsche Bank AG	3.742%	1/7/2033	225	211
	Deutsche Bank AG	7.079%	2/10/2034	170	187
	Deutsche Bank AG	5.403%	9/11/2035	200	205
	Enstar Group Ltd.	3.100%	9/1/2031	342	308

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	4.350%	4/20/2028	244	245
	Equitable Holdings Inc.	5.594%	1/11/2033	120	125
	Equitable Holdings Inc.	5.000%	4/20/2048	400	356
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	640	570
	F&G Annuities & Life Inc.	6.250%	10/4/2034	295	282
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	770	734
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	90	94
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	150	156
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	85	91
	Fidelity National Financial Inc.	2.450%	3/15/2031	420	376
	Fifth Third Bancorp	3.950%	3/14/2028	603	603
	Fifth Third Bancorp	6.361%	10/27/2028	525	545
	Fifth Third Bancorp	4.895%	9/6/2030	20	20
	Fifth Third Bancorp	4.337%	4/25/2033	400	395
	Fifth Third Bancorp	5.141%	1/29/2037	522	523
	Fifth Third Bancorp	8.250%	3/1/2038	255	316
	Fifth Third Bank NA	5.332%	8/25/2033	260	267
	Fifth Third Financial Corp.	4.000%	2/1/2029	420	420
	Fifth Third Financial Corp.	5.982%	1/30/2030	230	241
	First Citizens BancShares Inc.	5.231%	3/12/2031	110	112
	First Citizens BancShares Inc.	6.254%	3/12/2040	167	170
[1]	First Horizon Bank	5.750%	5/1/2030	280	291
	First Horizon Corp.	5.514%	3/7/2031	235	243
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	50	52
	FNB Corp.	5.722%	12/11/2030	110	113
[2]	Franklin BSP Capital Corp.	6.000%	10/2/2030	55	53
	FS KKR Capital Corp.	3.125%	10/12/2028	325	296
	GATX Corp.	3.500%	6/1/2032	300	284
	GATX Corp.	4.900%	3/15/2033	180	183
	GATX Corp.	6.050%	3/15/2034	580	629
	GATX Corp.	6.900%	5/1/2034	50	57
	GATX Corp.	5.500%	6/15/2035	83	86
	GATX Corp.	6.050%	6/5/2054	150	155
	Global Payments Inc.	4.950%	8/15/2027	580	585
	Global Payments Inc.	4.500%	11/15/2028	580	582
	Global Payments Inc.	4.875%	11/15/2030	527	526
	Global Payments Inc.	5.200%	11/15/2032	440	442
	Global Payments Inc.	5.550%	11/15/2035	368	366
	Global Payments Inc.	5.950%	8/15/2052	525	500
	Globe Life Inc.	4.800%	6/15/2032	200	201
	Goldman Sachs BDC Inc.	6.375%	3/11/2027	370	376
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	71	69
	Goldman Sachs Capital I	6.345%	2/15/2034	442	476
	Goldman Sachs Group Inc.	4.937%	4/23/2028	288	291
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	395	393
	Goldman Sachs Group Inc.	4.482%	8/23/2028	349	351
	Goldman Sachs Group Inc.	4.148%	1/21/2029	135	135
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,230	1,233
	Goldman Sachs Group Inc.	4.153%	10/21/2029	2,185	2,186
	Goldman Sachs Group Inc.	6.484%	10/24/2029	645	683
	Goldman Sachs Group Inc.	2.600%	2/7/2030	1,050	993
	Goldman Sachs Group Inc.	3.800%	3/15/2030	155	153
	Goldman Sachs Group Inc.	5.727%	4/25/2030	985	1,029
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,330	1,364
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	285	295
	Goldman Sachs Group Inc.	5.218%	4/23/2031	411	426
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	185	185
	Goldman Sachs Group Inc.	4.516%	1/21/2032	2,304	2,318
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,201	1,074
	Goldman Sachs Group Inc.	2.615%	4/22/2032	1,420	1,304
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,385	1,249
	Goldman Sachs Group Inc.	2.650%	10/21/2032	280	255
	Goldman Sachs Group Inc.	6.125%	2/15/2033	865	947
	Goldman Sachs Group Inc.	3.102%	2/24/2033	250	232
	Goldman Sachs Group Inc.	6.561%	10/24/2034	200	223
	Goldman Sachs Group Inc.	5.851%	4/25/2035	364	388
	Goldman Sachs Group Inc.	5.330%	7/23/2035	575	592
	Goldman Sachs Group Inc.	5.016%	10/23/2035	435	440
	Goldman Sachs Group Inc.	5.536%	1/28/2036	385	403
	Goldman Sachs Group Inc.	4.939%	10/21/2036	496	494

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.065%	1/21/2037	2,108	2,122
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,171	1,312
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	210	190
	Goldman Sachs Group Inc.	6.250%	2/1/2041	374	409
	Goldman Sachs Group Inc.	3.210%	4/22/2042	325	250
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,090	855
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	159	147
	Goldman Sachs Group Inc.	5.150%	5/22/2045	700	658
	Goldman Sachs Group Inc.	4.750%	10/21/2045	815	739
	Goldman Sachs Group Inc.	5.561%	11/19/2045	795	796
	Goldman Sachs Group Inc.	5.541%	1/21/2047	525	522
[2]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	25	25
[2]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	138	138
[2]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	50	50
[2]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	94	92
	Golub Capital BDC Inc.	7.050%	12/5/2028	300	312
	Golub Capital Private Credit Fund	5.800%	9/12/2029	310	311
[2]	Golub Capital Private Credit Fund	5.600%	4/15/2031	67	65
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	260	270
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	200	207
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	170	179
[3]	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	103	102
	Hartford Insurance Group Inc.	6.100%	10/1/2041	430	469
	Hartford Insurance Group Inc.	4.400%	3/15/2048	25	21
	Hartford Insurance Group Inc.	3.600%	8/19/2049	280	208
	Hercules Capital Inc.	6.000%	6/16/2030	295	294
	Horace Mann Educators Corp.	4.700%	10/1/2030	156	157
[2]	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
[2]	HPS Corporate Lending Fund	4.900%	9/11/2028	305	301
	HPS Corporate Lending Fund	6.750%	1/30/2029	555	575
[2]	HPS Corporate Lending Fund	5.150%	4/2/2029	150	149
[2]	HPS Corporate Lending Fund	5.850%	6/5/2030	135	135
[2]	HPS Corporate Lending Fund	5.450%	11/15/2030	228	225
[2]	HPS Corporate Lending Fund	5.650%	4/2/2031	250	248
[1]	HSBC Bank USA NA	5.875%	11/1/2034	25	27
[1]	HSBC Bank USA NA	7.000%	1/15/2039	595	700
	HSBC Holdings plc	5.597%	5/17/2028	265	270
	HSBC Holdings plc	4.755%	6/9/2028	475	479
	HSBC Holdings plc	5.210%	8/11/2028	525	533
[1]	HSBC Holdings plc	2.013%	9/22/2028	695	674
	HSBC Holdings plc	7.390%	11/3/2028	875	922
	HSBC Holdings plc	5.130%	11/19/2028	320	326
	HSBC Holdings plc	6.161%	3/9/2029	600	624
[1]	HSBC Holdings plc	4.583%	6/19/2029	200	202
	HSBC Holdings plc	2.206%	8/17/2029	210	201
	HSBC Holdings plc	5.546%	3/4/2030	690	717
	HSBC Holdings plc	4.950%	3/31/2030	939	968
	HSBC Holdings plc	5.286%	11/19/2030	285	295
[1]	HSBC Holdings plc	2.848%	6/4/2031	165	156
[1]	HSBC Holdings plc	2.357%	8/18/2031	364	335
	HSBC Holdings plc	4.619%	11/6/2031	50	51
	HSBC Holdings plc	5.733%	5/17/2032	510	540
	HSBC Holdings plc	2.804%	5/24/2032	375	346
	HSBC Holdings plc	2.871%	11/22/2032	660	607
	HSBC Holdings plc	4.762%	3/29/2033	200	200
	HSBC Holdings plc	5.402%	8/11/2033	844	881
	HSBC Holdings plc	8.113%	11/3/2033	730	861
	HSBC Holdings plc	6.254%	3/9/2034	175	191
	HSBC Holdings plc	6.547%	6/20/2034	350	380
	HSBC Holdings plc	7.399%	11/13/2034	200	229
	HSBC Holdings plc	5.719%	3/4/2035	446	474
	HSBC Holdings plc	5.450%	3/3/2036	885	918
[1]	HSBC Holdings plc	6.500%	5/2/2036	200	217
	HSBC Holdings plc	5.790%	5/13/2036	715	760
	HSBC Holdings plc	5.741%	9/10/2036	350	362
	HSBC Holdings plc	5.133%	11/6/2036	328	331
	HSBC Holdings plc	6.500%	9/15/2037	225	250
[1]	HSBC Holdings plc	6.500%	9/15/2037	370	404
	HSBC Holdings plc	6.100%	1/14/2042	300	328
	HSBC Holdings plc	6.332%	3/9/2044	625	692

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.250%	3/14/2044	755	742
	HSBC USA Inc.	5.294%	3/4/2027	350	355
	HSBC USA Inc.	4.650%	6/3/2028	315	320
	Huntington Bancshares Inc.	4.443%	8/4/2028	710	714
	Huntington Bancshares Inc.	2.550%	2/4/2030	700	659
	Huntington Bancshares Inc.	5.709%	2/2/2035	765	805
	Huntington Bancshares Inc.	2.487%	8/15/2036	245	216
	Huntington Bancshares Inc.	5.605%	1/28/2041	240	241
	Huntington National Bank	4.871%	4/12/2028	750	756
	ING Groep NV	3.950%	3/29/2027	225	225
	ING Groep NV	4.858%	3/25/2029	350	356
	ING Groep NV	5.066%	3/25/2031	325	335
	ING Groep NV	4.252%	3/28/2033	575	569
	ING Groep NV	6.114%	9/11/2034	325	354
	ING Groep NV	5.525%	3/25/2036	330	345
	Intercontinental Exchange Inc.	4.000%	9/15/2027	75	75
	Intercontinental Exchange Inc.	3.625%	9/1/2028	315	313
	Intercontinental Exchange Inc.	3.950%	12/1/2028	25	25
	Intercontinental Exchange Inc.	4.350%	6/15/2029	360	365
	Intercontinental Exchange Inc.	2.100%	6/15/2030	775	717
	Intercontinental Exchange Inc.	1.850%	9/15/2032	225	194
	Intercontinental Exchange Inc.	4.600%	3/15/2033	930	943
	Intercontinental Exchange Inc.	2.650%	9/15/2040	454	339
	Intercontinental Exchange Inc.	3.000%	6/15/2050	30	20
	Intercontinental Exchange Inc.	4.950%	6/15/2052	570	521
	Intercontinental Exchange Inc.	3.000%	9/15/2060	115	69
	Intercontinental Exchange Inc.	5.200%	6/15/2062	145	134
	Invesco Finance plc	5.375%	11/30/2043	140	138
	Jackson Financial Inc.	3.125%	11/23/2031	570	520
	Jefferies Financial Group Inc.	5.875%	7/21/2028	590	610
	Jefferies Financial Group Inc.	2.625%	10/15/2031	360	320
	Jefferies Financial Group Inc.	6.200%	4/14/2034	455	476
	Jefferies Financial Group Inc.	6.250%	1/15/2036	160	167
	JPMorgan Chase & Co.	8.000%	4/29/2027	285	298
	JPMorgan Chase & Co.	4.250%	10/1/2027	335	337
	JPMorgan Chase & Co.	3.625%	12/1/2027	708	705
	JPMorgan Chase & Co.	4.323%	4/26/2028	1,080	1,084
[1]	JPMorgan Chase & Co.	3.540%	5/1/2028	515	512
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,065	1,042
	JPMorgan Chase & Co.	4.851%	7/25/2028	900	910
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	75	74
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,220	1,242
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	200	200
	JPMorgan Chase & Co.	2.069%	6/1/2029	1,075	1,031
	JPMorgan Chase & Co.	5.299%	7/24/2029	50	51
	JPMorgan Chase & Co.	6.087%	10/23/2029	185	194
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	542	548
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,469	1,509
	JPMorgan Chase & Co.	5.581%	4/22/2030	239	250
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,370	1,411
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	600	709
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	235	225
	JPMorgan Chase & Co.	4.603%	10/22/2030	335	341
	JPMorgan Chase & Co.	5.140%	1/24/2031	970	1,006
	JPMorgan Chase & Co.	5.103%	4/22/2031	708	734
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	1,200	1,141
	JPMorgan Chase & Co.	4.255%	10/22/2031	1,035	1,038
	JPMorgan Chase & Co.	1.764%	11/19/2031	505	452
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,397	1,404
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,332	1,195
	JPMorgan Chase & Co.	2.580%	4/22/2032	55	51
	JPMorgan Chase & Co.	2.545%	11/8/2032	680	619
	JPMorgan Chase & Co.	2.963%	1/25/2033	340	315
	JPMorgan Chase & Co.	4.586%	4/26/2033	430	434
	JPMorgan Chase & Co.	4.912%	7/25/2033	525	538
	JPMorgan Chase & Co.	5.717%	9/14/2033	170	180
	JPMorgan Chase & Co.	5.350%	6/1/2034	370	387
	JPMorgan Chase & Co.	6.254%	10/23/2034	200	220
	JPMorgan Chase & Co.	5.336%	1/23/2035	215	224
	JPMorgan Chase & Co.	5.766%	4/22/2035	900	963

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.294%	7/22/2035	235	244
	JPMorgan Chase & Co.	4.946%	10/22/2035	430	436
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,125	1,183
	JPMorgan Chase & Co.	5.572%	4/22/2036	653	689
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,250	1,299
	JPMorgan Chase & Co.	4.810%	10/22/2036	390	389
	JPMorgan Chase & Co.	4.898%	1/22/2037	877	882
	JPMorgan Chase & Co.	6.400%	5/15/2038	585	666
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,112	1,007
	JPMorgan Chase & Co.	5.500%	10/15/2040	723	761
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	285	226
	JPMorgan Chase & Co.	5.600%	7/15/2041	250	261
	JPMorgan Chase & Co.	2.525%	11/19/2041	1,205	878
	JPMorgan Chase & Co.	4.950%	6/1/2045	145	138
	JPMorgan Chase & Co.	5.534%	11/29/2045	590	603
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	1,602	1,325
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	355	289
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	1,475	1,185
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	1,043	715
	JPMorgan Chase & Co.	3.328%	4/22/2052	600	429
[1]	Keybank National Association	5.850%	11/15/2027	620	638
[1]	Keybank National Association	3.900%	4/13/2029	260	257
[1]	Keybank National Association	4.900%	8/8/2032	455	457
	Keybank National Association	5.000%	1/26/2033	50	51
[1]	KeyCorp	2.250%	4/6/2027	554	544
[1]	KeyCorp	4.789%	6/1/2033	555	558
	Kilroy Realty LP	3.050%	2/15/2030	170	158
	Kilroy Realty LP	2.500%	11/15/2032	60	50
	Kilroy Realty LP	2.650%	11/15/2033	25	20
	Kilroy Realty LP	6.250%	1/15/2036	145	148
	KKR & Co. Inc.	5.100%	8/7/2035	385	380
	Lazard Group LLC	6.000%	3/15/2031	75	80
	Lazard Group LLC	5.625%	8/1/2035	100	104
	Legg Mason Inc.	5.625%	1/15/2044	175	175
	Lincoln National Corp.	3.050%	1/15/2030	70	67
	Lincoln National Corp.	3.400%	1/15/2031	230	216
	Lincoln National Corp.	6.300%	10/9/2037	195	202
	Lincoln National Corp.	7.000%	6/15/2040	175	186
	Lloyds Banking Group plc	3.750%	3/18/2028	250	249
	Lloyds Banking Group plc	4.375%	3/22/2028	200	202
	Lloyds Banking Group plc	4.550%	8/16/2028	255	259
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	540	536
	Lloyds Banking Group plc	5.087%	11/26/2028	340	346
	Lloyds Banking Group plc	5.871%	3/6/2029	343	355
	Lloyds Banking Group plc	4.818%	6/13/2029	372	378
	Lloyds Banking Group plc	4.241%	2/10/2030	154	155
	Lloyds Banking Group plc	4.425%	11/4/2031	200	201
	Lloyds Banking Group plc	4.976%	8/11/2033	392	401
	Lloyds Banking Group plc	7.953%	11/15/2033	200	235
	Lloyds Banking Group plc	5.679%	1/5/2035	225	238
	Lloyds Banking Group plc	6.068%	6/13/2036	200	211
	Lloyds Banking Group plc	4.943%	11/4/2036	275	273
	Lloyds Banking Group plc	4.344%	1/9/2048	810	686
	Loews Corp.	4.940%	4/1/2036	150	150
	LPL Holdings Inc.	5.700%	5/20/2027	160	163
	LPL Holdings Inc.	4.900%	4/3/2028	80	81
	LPL Holdings Inc.	6.750%	11/17/2028	275	292
	LPL Holdings Inc.	5.200%	3/15/2030	30	31
	LPL Holdings Inc.	6.000%	5/20/2034	160	167
	LPL Holdings Inc.	5.750%	6/15/2035	235	240
[1]	M&T Bank Corp.	4.833%	1/16/2029	500	508
	M&T Bank Corp.	5.179%	7/8/2031	470	485
	M&T Bank Corp.	5.400%	7/30/2035	228	231
[1]	M&T Bank Corp.	5.385%	1/16/2036	625	641
	Main Street Capital Corp.	5.400%	8/15/2028	178	179
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	254
	Manulife Financial Corp.	4.986%	12/11/2035	347	348
	Marex Group plc	5.829%	5/8/2028	100	102
	Marex Group plc	6.404%	11/4/2029	200	209
	Markel Group Inc.	5.000%	5/20/2049	25	23

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Markel Group Inc.	4.150%	9/17/2050	321	253
	Markel Group Inc.	3.450%	5/7/2052	245	169
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	745	752
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	550	556
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	753	768
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	630	641
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	85	82
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	235	213
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	200	215
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,040	999
	Mastercard Inc.	3.300%	3/26/2027	315	314
	Mastercard Inc.	4.100%	1/15/2028	590	595
	Mastercard Inc.	4.875%	3/9/2028	50	51
	Mastercard Inc.	2.950%	6/1/2029	50	49
	Mastercard Inc.	4.350%	1/15/2032	425	431
	Mastercard Inc.	4.550%	1/15/2035	800	805
	Mastercard Inc.	3.950%	2/26/2048	285	232
	Mastercard Inc.	3.650%	6/1/2049	330	254
	Mastercard Inc.	3.850%	3/26/2050	150	119
	Mastercard Inc.	2.950%	3/15/2051	125	83
	MetLife Inc.	6.500%	12/15/2032	260	292
	MetLife Inc.	6.375%	6/15/2034	498	555
[1]	MetLife Inc.	6.400%	12/15/2036	355	372
	MetLife Inc.	4.125%	8/13/2042	120	102
	MetLife Inc.	4.875%	11/13/2043	365	338
	MetLife Inc.	4.721%	12/15/2044	60	54
	MetLife Inc.	4.050%	3/1/2045	125	103
	MetLife Inc.	4.600%	5/13/2046	245	217
	MetLife Inc.	5.000%	7/15/2052	390	353
	MetLife Inc.	5.250%	1/15/2054	205	193
[1]	MetLife Inc.	6.350%	3/15/2055	365	380
[1]	MetLife Inc.	5.850%	3/15/2056	83	82
	MGIC Investment Corp.	5.250%	8/15/2028	475	475
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	315	316
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	225	225
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	204
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	482	495
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	305	304
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	231
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	803
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	255	241
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	435	450
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	225	207
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	400	415
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	315	330
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	258	261
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	300	272
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	225	204
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	200	184
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	199
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	25	26
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	200	211
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	210	221
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	330	347
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	550	578
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	230	243
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	190	201
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	201	203
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	370	355
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	320	301
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	360	319
	Mizuho Financial Group Inc.	4.018%	3/5/2028	200	201
	Mizuho Financial Group Inc.	5.414%	9/13/2028	400	409
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	330	332
	Mizuho Financial Group Inc.	3.261%	5/22/2030	200	195
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	435	422
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	270	259
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	200	184
	Mizuho Financial Group Inc.	4.438%	5/12/2032	368	370
	Mizuho Financial Group Inc.	2.172%	5/22/2032	35	32

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	5.669%	9/13/2033	250	267
	Mizuho Financial Group Inc.	5.748%	7/6/2034	200	214
	Mizuho Financial Group Inc.	5.594%	7/10/2035	480	508
	Mizuho Financial Group Inc.	5.422%	5/13/2036	515	538
	Mizuho Financial Group Inc.	5.323%	7/8/2036	200	207
	Mizuho Financial Group Inc.	5.050%	5/12/2037	370	375
	Morgan Stanley	3.950%	4/23/2027	480	480
[1]	Morgan Stanley	5.652%	4/13/2028	371	378
	Morgan Stanley	4.210%	4/20/2028	849	851
	Morgan Stanley	6.296%	10/18/2028	85	88
[1]	Morgan Stanley	3.772%	1/24/2029	1,185	1,180
	Morgan Stanley	5.123%	2/1/2029	1,475	1,505
[1]	Morgan Stanley	4.994%	4/12/2029	55	56
[1]	Morgan Stanley	5.164%	4/20/2029	365	373
	Morgan Stanley	5.449%	7/20/2029	1,140	1,176
[1]	Morgan Stanley	4.133%	10/18/2029	250	250
	Morgan Stanley	6.407%	11/1/2029	950	1,005
	Morgan Stanley	4.238%	1/9/2030	358	359
	Morgan Stanley	5.173%	1/16/2030	1,285	1,321
[1]	Morgan Stanley	4.431%	1/23/2030	225	227
	Morgan Stanley	5.656%	4/18/2030	340	355
	Morgan Stanley	5.042%	7/19/2030	375	385
	Morgan Stanley	5.230%	1/15/2031	1,480	1,532
[1]	Morgan Stanley	2.699%	1/22/2031	425	402
	Morgan Stanley	5.192%	4/17/2031	505	523
[1]	Morgan Stanley	4.356%	10/22/2031	565	566
	Morgan Stanley	4.493%	1/16/2032	310	312
[1]	Morgan Stanley	1.794%	2/13/2032	1,325	1,173
	Morgan Stanley	7.250%	4/1/2032	400	463
[1]	Morgan Stanley	1.928%	4/28/2032	825	732
[1]	Morgan Stanley	2.239%	7/21/2032	800	717
[1]	Morgan Stanley	2.511%	10/20/2032	1,055	956
	Morgan Stanley	2.943%	1/21/2033	225	207
	Morgan Stanley	4.889%	7/20/2033	278	283
	Morgan Stanley	6.342%	10/18/2033	1,010	1,110
[1]	Morgan Stanley	5.250%	4/21/2034	1,200	1,242
[1]	Morgan Stanley	5.424%	7/21/2034	1,105	1,154
	Morgan Stanley	5.466%	1/18/2035	1,045	1,092
	Morgan Stanley	5.831%	4/19/2035	40	43
	Morgan Stanley	5.320%	7/19/2035	500	517
	Morgan Stanley	5.587%	1/18/2036	310	326
	Morgan Stanley	5.664%	4/17/2036	233	246
	Morgan Stanley	2.484%	9/16/2036	200	177
[1]	Morgan Stanley	4.892%	10/22/2036	100	100
	Morgan Stanley	5.073%	1/30/2037	866	873
	Morgan Stanley	5.297%	4/20/2037	365	374
	Morgan Stanley	5.948%	1/19/2038	765	807
[1]	Morgan Stanley	3.971%	7/22/2038	213	193
	Morgan Stanley	5.942%	2/7/2039	445	468
[1]	Morgan Stanley	4.457%	4/22/2039	875	829
	Morgan Stanley	5.314%	1/18/2041	111	110
	Morgan Stanley	4.300%	1/27/2045	768	669
[1]	Morgan Stanley	4.375%	1/22/2047	415	360
[1]	Morgan Stanley	5.597%	3/24/2051	110	111
[1]	Morgan Stanley	2.802%	1/25/2052	70	45
	Morgan Stanley	5.516%	11/19/2055	1,700	1,696
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	564	571
	Morgan Stanley Bank NA	5.016%	1/12/2029	710	723
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	105	105
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	385	387
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	502
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	275	280
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	640	644
[2]	MSD Investment Corp.	6.250%	5/31/2030	100	100
[2]	MSD Investment Corp.	6.125%	2/5/2031	80	79
	Nasdaq Inc.	2.500%	12/21/2040	460	330
	Nasdaq Inc.	3.250%	4/28/2050	110	75
	Nasdaq Inc.	5.950%	8/15/2053	25	26
	Nasdaq Inc.	6.100%	6/28/2063	410	426
	National Australia Bank Ltd.	5.087%	6/11/2027	375	381

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	4.500%	10/26/2027	415	420
	National Australia Bank Ltd.	4.944%	1/12/2028	110	113
	National Australia Bank Ltd.	4.308%	6/13/2028	475	481
	National Australia Bank Ltd.	3.850%	12/13/2028	50	50
	National Australia Bank Ltd.	4.787%	1/10/2029	470	484
	National Australia Bank Ltd.	4.901%	1/14/2030	280	290
	National Australia Bank Ltd.	4.534%	6/13/2030	200	205
	National Australia Bank Ltd.	4.148%	1/13/2031	95	96
	National Bank of Canada	4.500%	10/10/2029	860	874
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	84	85
	NatWest Group plc	5.516%	9/30/2028	25	26
[1]	NatWest Group plc	4.892%	5/18/2029	165	168
	NatWest Group plc	5.808%	9/13/2029	140	146
[1]	NatWest Group plc	5.076%	1/27/2030	520	533
[1]	NatWest Group plc	4.445%	5/8/2030	330	333
	NatWest Group plc	4.964%	8/15/2030	225	230
	NatWest Group plc	5.115%	5/23/2031	200	206
	NatWest Group plc	6.016%	3/2/2034	295	318
	NatWest Group plc	6.475%	6/1/2034	200	211
	NatWest Group plc	5.778%	3/1/2035	400	425
[1]	NatWest Group plc	3.032%	11/28/2035	225	210
	Nomura Holdings Inc.	5.594%	7/2/2027	300	306
	Nomura Holdings Inc.	5.842%	1/18/2028	25	26
	Nomura Holdings Inc.	6.070%	7/12/2028	80	84
	Nomura Holdings Inc.	2.710%	1/22/2029	200	192
	Nomura Holdings Inc.	5.605%	7/6/2029	585	611
	Nomura Holdings Inc.	4.904%	7/1/2030	325	332
	Nomura Holdings Inc.	2.679%	7/16/2030	100	94
	Nomura Holdings Inc.	5.783%	7/3/2034	500	531
[2]	North Haven Private Income Fund LLC	5.125%	9/25/2028	286	283
	Northern Trust Corp.	4.000%	5/10/2027	200	201
	Northern Trust Corp.	3.150%	5/3/2029	255	250
	Northern Trust Corp.	1.950%	5/1/2030	35	32
	Northern Trust Corp.	4.150%	11/19/2030	162	163
[1]	Northern Trust Corp.	3.375%	5/8/2032	225	223
	Northern Trust Corp.	5.117%	11/19/2040	284	285
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	30	32
[2]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	310	308
	Old National Bancorp	5.768%	2/15/2036	199	202
	Old Republic International Corp.	5.750%	3/28/2034	70	73
	Old Republic International Corp.	3.850%	6/11/2051	425	308
	ORIX Corp.	3.700%	7/18/2027	310	309
	ORIX Corp.	5.000%	9/13/2027	35	36
	ORIX Corp.	4.650%	9/10/2029	225	230
	ORIX Corp.	4.450%	9/9/2030	360	364
	ORIX Corp.	5.200%	9/13/2032	391	409
	ORIX Corp.	5.400%	2/25/2035	75	78
	PayPal Holdings Inc.	2.850%	10/1/2029	140	135
	PayPal Holdings Inc.	2.300%	6/1/2030	350	327
	PayPal Holdings Inc.	4.400%	6/1/2032	200	201
	PayPal Holdings Inc.	3.250%	6/1/2050	545	378
	PayPal Holdings Inc.	5.050%	6/1/2052	320	287
	PayPal Holdings Inc.	5.500%	6/1/2054	225	214
	Pinnacle Bank	5.957%	1/15/2036	250	254
[1]	PNC Bank NA	3.100%	10/25/2027	200	198
[1]	PNC Bank NA	3.250%	1/22/2028	289	287
[1]	PNC Bank NA	4.050%	7/26/2028	250	250
[1]	PNC Bank NA	2.700%	10/22/2029	200	191
	PNC Financial Services Group Inc.	3.450%	4/23/2029	530	524
	PNC Financial Services Group Inc.	5.582%	6/12/2029	347	359
	PNC Financial Services Group Inc.	2.550%	1/22/2030	359	340
	PNC Financial Services Group Inc.	5.492%	5/14/2030	250	261
	PNC Financial Services Group Inc.	5.222%	1/29/2031	430	446
	PNC Financial Services Group Inc.	4.899%	5/13/2031	590	606
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	337
	PNC Financial Services Group Inc.	4.812%	10/21/2032	440	450
	PNC Financial Services Group Inc.	4.626%	6/6/2033	245	244
	PNC Financial Services Group Inc.	6.037%	10/28/2033	190	206
	PNC Financial Services Group Inc.	5.068%	1/24/2034	730	753
	PNC Financial Services Group Inc.	5.939%	8/18/2034	500	540

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	6.875%	10/20/2034	320	363
	PNC Financial Services Group Inc.	5.676%	1/22/2035	320	339
	PNC Financial Services Group Inc.	5.401%	7/23/2035	345	359
	PNC Financial Services Group Inc.	5.575%	1/29/2036	391	412
	PNC Financial Services Group Inc.	5.423%	1/25/2041	296	299
	Principal Financial Group Inc.	3.700%	5/15/2029	280	277
	Principal Financial Group Inc.	5.375%	3/15/2033	110	115
	Principal Financial Group Inc.	4.350%	5/15/2043	250	218
	Progressive Corp.	4.000%	3/1/2029	50	50
	Progressive Corp.	3.000%	3/15/2032	200	186
	Progressive Corp.	6.250%	12/1/2032	253	281
	Progressive Corp.	3.700%	1/26/2045	45	36
	Progressive Corp.	4.125%	4/15/2047	225	187
	Progressive Corp.	4.200%	3/15/2048	110	91
	Progressive Corp.	3.950%	3/26/2050	365	287
	Progressive Corp.	3.700%	3/15/2052	265	199
	Prudential Financial Inc.	5.200%	3/14/2035	205	210
[1]	Prudential Financial Inc.	4.600%	5/15/2044	315	280
	Prudential Financial Inc.	3.905%	12/7/2047	345	270
[1]	Prudential Financial Inc.	4.418%	3/27/2048	100	84
[1]	Prudential Financial Inc.	5.700%	9/15/2048	281	284
	Prudential Financial Inc.	3.935%	12/7/2049	560	432
[1]	Prudential Financial Inc.	4.350%	2/25/2050	302	246
[1]	Prudential Financial Inc.	3.700%	10/1/2050	440	411
	Prudential Financial Inc.	5.125%	3/1/2052	220	217
	Prudential Financial Inc.	6.000%	9/1/2052	273	283
	Prudential Financial Inc.	6.750%	3/1/2053	200	214
	Prudential Financial Inc.	6.500%	3/15/2054	50	53
	Prudential Funding Asia plc	3.625%	3/24/2032	250	242
	Radian Group Inc.	4.875%	3/15/2027	575	577
	Raymond James Financial Inc.	4.900%	9/11/2035	50	50
	Raymond James Financial Inc.	4.950%	7/15/2046	399	367
	Raymond James Financial Inc.	3.750%	4/1/2051	35	26
[1]	Regions Banks	6.450%	6/26/2037	235	257
	Regions Financial Corp.	1.800%	8/12/2028	515	488
	Regions Financial Corp.	5.502%	9/6/2035	400	414
	Reinsurance Group of America Inc.	3.900%	5/15/2029	395	392
	Reinsurance Group of America Inc.	5.750%	9/15/2034	400	418
[3]	Reinsurance Group of America Inc.	6.375%	9/15/2056	68	68
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	405	427
	Royal Bank of Canada	3.625%	5/4/2027	355	355
[1]	Royal Bank of Canada	4.240%	8/3/2027	315	317
[1]	Royal Bank of Canada	4.900%	1/12/2028	315	322
[1]	Royal Bank of Canada	5.200%	8/1/2028	753	776
[1]	Royal Bank of Canada	4.965%	1/24/2029	70	71
[1]	Royal Bank of Canada	4.950%	2/1/2029	1,005	1,037
	Royal Bank of Canada	4.498%	8/6/2029	173	175
[1]	Royal Bank of Canada	4.650%	10/18/2030	300	306
[1]	Royal Bank of Canada	5.153%	2/4/2031	555	575
[1]	Royal Bank of Canada	4.970%	5/2/2031	395	408
	Royal Bank of Canada	4.696%	8/6/2031	328	335
[1]	Royal Bank of Canada	5.000%	2/1/2033	305	316
[1]	Royal Bank of Canada	5.000%	5/2/2033	250	259
[1]	Royal Bank of Canada	5.150%	2/1/2034	755	795
	Santander Holdings USA Inc.	6.499%	3/9/2029	750	781
	Santander Holdings USA Inc.	5.473%	3/20/2029	150	153
	Santander Holdings USA Inc.	6.342%	5/31/2035	200	215
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	675	672
	Santander UK Group Holdings plc	4.320%	9/22/2029	208	209
	Santander UK Group Holdings plc	4.858%	9/11/2030	665	677
	Santander UK Group Holdings plc	2.896%	3/15/2032	55	51
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	200
	SiriusPoint Ltd.	7.000%	4/5/2029	355	374
	Sixth Street Lending Partners	5.750%	1/15/2030	250	251
	Sixth Street Lending Partners	6.125%	7/15/2030	605	613
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	45	46
	SouthState Bank Corp.	7.000%	6/13/2035	50	53
	State Street Corp.	4.536%	2/28/2028	350	356
	State Street Corp.	4.543%	4/24/2028	100	101
	State Street Corp.	5.820%	11/4/2028	250	258

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.530%	2/20/2029	445	451
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.200%	3/3/2031	740	674
	State Street Corp.	2.623%	2/7/2033	241	219
	State Street Corp.	4.421%	5/13/2033	360	361
	State Street Corp.	4.164%	8/4/2033	300	296
[1]	State Street Corp.	3.031%	11/1/2034	50	48
	State Street Corp.	6.123%	11/21/2034	100	109
	State Street Corp.	5.146%	2/28/2036	315	324
	State Street Corp.	4.784%	10/23/2036	197	197
	Stewart Information Services Corp.	3.600%	11/15/2031	134	121
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	25	25
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	172	177
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	365	380
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	720	722
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	250	261
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	550	523
	Sumitomo Mitsui Financial Group Inc.	2.472%	1/14/2029	315	303
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	200	191
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	502	531
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	100	95
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	209
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	444	409
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	410	438
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	178
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	25	25
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	325	342
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	225	202
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	406	410
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	225	238
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	75	80
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	215
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	788	850
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	212
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	200	214
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	535	554
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	260	196
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	200	156
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	300	332
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	519	542
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	40	41
	Synchrony Financial	3.950%	12/1/2027	175	174
	Synchrony Financial	5.019%	7/29/2029	527	533
	Synchrony Financial	5.935%	8/2/2030	150	156
	Synchrony Financial	2.875%	10/28/2031	470	422
	Synchrony Financial	4.947%	2/25/2032	100	99
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	357	358
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	275	272
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	350	354
	Toronto-Dominion Bank	4.108%	6/8/2027	425	426
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	225	228
	Toronto-Dominion Bank	5.156%	1/10/2028	442	452
	Toronto-Dominion Bank	4.861%	1/31/2028	1,150	1,171
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	50	51
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	375	389
	Toronto-Dominion Bank	4.109%	10/13/2028	110	111
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	40	41
	Toronto-Dominion Bank	4.783%	12/17/2029	625	643
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	250	227
	Toronto-Dominion Bank	5.298%	1/30/2032	455	478
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	323	304
	Toronto-Dominion Bank	4.456%	6/8/2032	367	370
	Toronto-Dominion Bank	5.146%	9/10/2034	50	51
	Toronto-Dominion Bank	4.928%	10/15/2035	185	187
	TPG Operating Group II LP	4.875%	5/15/2031	200	201
	TPG Operating Group II LP	5.875%	3/5/2034	95	98
	TPG Operating Group II LP	5.375%	1/15/2036	295	292
	Travelers Cos. Inc.	5.050%	7/24/2035	255	262
	Travelers Cos. Inc.	5.350%	11/1/2040	498	508
	Travelers Cos. Inc.	4.600%	8/1/2043	225	208

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	3.750%	5/15/2046	275	219
	Travelers Cos. Inc.	4.050%	3/7/2048	60	49
	Travelers Cos. Inc.	2.550%	4/27/2050	225	139
	Travelers Cos. Inc.	5.450%	5/25/2053	275	272
	Travelers Cos. Inc.	5.700%	7/24/2055	75	77
[1]	Truist Bank	3.800%	10/30/2026	25	25
[1]	Truist Bank	4.420%	7/24/2028	285	287
[1]	Truist Bank	4.144%	1/27/2029	1,601	1,604
[1]	Truist Bank	4.136%	10/23/2029	165	165
[1]	Truist Financial Corp.	7.161%	10/30/2029	953	1,025
	Truist Financial Corp.	4.597%	1/27/2032	144	146
[1]	Truist Financial Corp.	4.916%	7/28/2033	250	252
[1]	Truist Financial Corp.	5.867%	6/8/2034	185	198
[1]	Truist Financial Corp.	5.711%	1/24/2035	930	985
[1]	Truist Financial Corp.	4.964%	10/23/2036	700	698
	UBS AG	7.500%	2/15/2028	715	766
	UBS AG	5.650%	9/11/2028	518	540
	UBS AG	4.500%	6/26/2048	435	383
	UBS Group AG	4.875%	5/15/2045	580	542
	Unum Group	5.250%	12/15/2035	129	128
	Unum Group	4.125%	6/15/2051	156	116
	Unum Group	6.000%	6/15/2054	210	205
[1]	US Bancorp	3.150%	4/27/2027	276	274
[1]	US Bancorp	3.900%	4/26/2028	720	723
[1]	US Bancorp	4.548%	7/22/2028	432	436
[1]	US Bancorp	1.375%	7/22/2030	910	814
	US Bancorp	5.100%	7/23/2030	780	806
	US Bancorp	5.046%	2/12/2031	550	568
	US Bancorp	5.083%	5/15/2031	480	496
	US Bancorp	4.481%	1/26/2032	227	230
[1]	US Bancorp	2.677%	1/27/2033	1,300	1,183
[1]	US Bancorp	4.967%	7/22/2033	295	300
	US Bancorp	5.850%	10/21/2033	275	296
	US Bancorp	4.839%	2/1/2034	495	502
	US Bancorp	5.836%	6/12/2034	40	43
	US Bancorp	2.491%	11/3/2036	315	279
	Visa Inc.	0.750%	8/15/2027	125	120
	Visa Inc.	3.800%	2/12/2029	150	151
	Visa Inc.	4.100%	2/12/2031	300	304
	Visa Inc.	1.100%	2/15/2031	715	629
	Visa Inc.	4.400%	2/12/2033	300	303
	Visa Inc.	4.150%	12/14/2035	250	245
	Visa Inc.	4.700%	2/12/2036	175	177
	Visa Inc.	2.700%	4/15/2040	1,355	1,057
	Visa Inc.	4.300%	12/14/2045	400	352
	Visa Inc.	3.650%	9/15/2047	316	250
	Voya Financial Inc.	5.000%	9/20/2034	250	248
[1]	Voya Financial Inc.	4.700%	1/23/2048	335	322
	W R Berkley Corp.	3.550%	3/30/2052	40	29
	Wachovia Corp.	5.500%	8/1/2035	637	663
	Webster Financial Corp.	5.784%	9/11/2035	110	113
[1]	Wells Fargo & Co.	3.526%	3/24/2028	200	199
[1]	Wells Fargo & Co.	5.707%	4/22/2028	2,180	2,220
[1]	Wells Fargo & Co.	3.584%	5/22/2028	295	293
[1]	Wells Fargo & Co.	2.393%	6/2/2028	980	961
[1]	Wells Fargo & Co.	4.808%	7/25/2028	375	379
[1]	Wells Fargo & Co.	4.150%	1/24/2029	861	866
	Wells Fargo & Co.	4.970%	4/23/2029	600	612
[1]	Wells Fargo & Co.	5.574%	7/25/2029	350	362
	Wells Fargo & Co.	6.303%	10/23/2029	200	211
	Wells Fargo & Co.	4.182%	1/23/2030	1,985	1,992
	Wells Fargo & Co.	5.198%	1/23/2030	45	46
[1]	Wells Fargo & Co.	2.879%	10/30/2030	400	383
	Wells Fargo & Co.	5.244%	1/24/2031	1,186	1,231
[1]	Wells Fargo & Co.	2.572%	2/11/2031	1,155	1,087
[1]	Wells Fargo & Co.	3.350%	3/2/2033	350	329
[1]	Wells Fargo & Co.	4.897%	7/25/2033	370	377
	Wells Fargo & Co.	5.389%	4/24/2034	295	307
[1]	Wells Fargo & Co.	5.557%	7/25/2034	440	463
	Wells Fargo & Co.	6.491%	10/23/2034	200	222

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.499%	1/23/2035	1,235	1,293
	Wells Fargo & Co.	5.211%	12/3/2035	1,105	1,134
	Wells Fargo & Co.	5.605%	4/23/2036	1,177	1,239
[1]	Wells Fargo & Co.	5.950%	12/15/2036	120	127
	Wells Fargo & Co.	4.960%	1/23/2037	125	125
[1]	Wells Fargo & Co.	3.068%	4/30/2041	1,375	1,073
	Wells Fargo & Co.	5.375%	11/2/2043	415	405
	Wells Fargo & Co.	5.606%	1/15/2044	370	368
[1]	Wells Fargo & Co.	4.650%	11/4/2044	135	119
	Wells Fargo & Co.	3.900%	5/1/2045	550	450
[1]	Wells Fargo & Co.	4.900%	11/17/2045	400	360
[1]	Wells Fargo & Co.	4.400%	6/14/2046	1,035	871
[1]	Wells Fargo & Co.	4.750%	12/7/2046	518	458
	Wells Fargo & Co.	5.433%	1/23/2047	332	329
[1]	Wells Fargo & Co.	5.013%	4/4/2051	699	639
[1]	Wells Fargo & Co.	4.611%	4/25/2053	734	633
	Wells Fargo Bank NA	5.950%	8/26/2036	423	456
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	730	777
	Westpac Banking Corp.	3.350%	3/8/2027	225	224
	Westpac Banking Corp.	5.457%	11/18/2027	250	257
	Westpac Banking Corp.	5.535%	11/17/2028	200	209
	Westpac Banking Corp.	1.953%	11/20/2028	297	283
	Westpac Banking Corp.	5.050%	4/16/2029	200	208
	Westpac Banking Corp.	2.650%	1/16/2030	65	62
	Westpac Banking Corp.	2.150%	6/3/2031	25	23
	Westpac Banking Corp.	5.405%	8/10/2033	200	209
	Westpac Banking Corp.	4.110%	7/24/2034	200	198
[1]	Westpac Banking Corp.	5.618%	11/20/2035	675	707
	Westpac Banking Corp.	2.963%	11/16/2040	110	86
	Westpac Banking Corp.	3.133%	11/18/2041	525	405
	Willis North America Inc.	4.650%	6/15/2027	565	569
	Willis North America Inc.	4.500%	9/15/2028	340	342
	Willis North America Inc.	2.950%	9/15/2029	200	191
	Willis North America Inc.	4.550%	3/15/2031	146	146
	Willis North America Inc.	5.150%	3/15/2036	75	75
	Willis North America Inc.	3.875%	9/15/2049	25	19
	Willis North America Inc.	5.900%	3/5/2054	465	461
	Zions Bancorp NA	4.704%	8/18/2028	500	503
					466,038
Health Care (11.3%)
	Abbott Laboratories	1.150%	1/30/2028	125	119
[3]	Abbott Laboratories	3.700%	3/9/2029	300	300
	Abbott Laboratories	1.400%	6/30/2030	50	45
[3]	Abbott Laboratories	4.000%	3/15/2031	400	400
[3]	Abbott Laboratories	4.300%	3/15/2033	300	300
[3]	Abbott Laboratories	4.650%	3/15/2036	425	425
	Abbott Laboratories	6.150%	11/30/2037	628	707
[3]	Abbott Laboratories	4.750%	3/15/2038	300	299
	Abbott Laboratories	6.000%	4/1/2039	50	55
	Abbott Laboratories	4.900%	11/30/2046	140	133
[3]	Abbott Laboratories	5.500%	3/15/2056	450	452
[3]	Abbott Laboratories	5.600%	3/15/2066	200	200
[3]	AbbVie Inc.	3.775%	3/3/2028	200	200
	AbbVie Inc.	4.650%	3/15/2028	140	142
	AbbVie Inc.	4.250%	11/14/2028	850	860
	AbbVie Inc.	4.800%	3/15/2029	1,210	1,243
	AbbVie Inc.	3.200%	11/21/2029	1,575	1,538
	AbbVie Inc.	4.875%	3/15/2030	360	372
[3]	AbbVie Inc.	4.125%	3/15/2031	200	201
	AbbVie Inc.	4.950%	3/15/2031	300	312
[3]	AbbVie Inc.	4.400%	3/15/2033	200	201
	AbbVie Inc.	5.050%	3/15/2034	680	706
	AbbVie Inc.	4.550%	3/15/2035	235	234
	AbbVie Inc.	5.200%	3/15/2035	27	28
	AbbVie Inc.	4.500%	5/14/2035	522	517
[3]	AbbVie Inc.	4.750%	3/15/2036	178	179
	AbbVie Inc.	4.300%	5/14/2036	1,480	1,434
	AbbVie Inc.	4.050%	11/21/2039	460	416
	AbbVie Inc.	4.625%	10/1/2042	975	911

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.400%	11/6/2042	355	322
	AbbVie Inc.	4.850%	6/15/2044	860	809
	AbbVie Inc.	4.750%	3/15/2045	210	195
	AbbVie Inc.	4.700%	5/14/2045	530	486
	AbbVie Inc.	4.450%	5/14/2046	535	474
	AbbVie Inc.	4.875%	11/14/2048	50	46
	AbbVie Inc.	4.250%	11/21/2049	1,315	1,106
	AbbVie Inc.	5.400%	3/15/2054	570	560
[3]	AbbVie Inc.	5.550%	3/15/2056	207	208
	AbbVie Inc.	5.500%	3/15/2064	725	714
[3]	AbbVie Inc.	5.650%	3/15/2066	200	201
[1]	AdventHealth Obligated Group	2.795%	11/15/2051	290	186
[1]	Adventist Health System	4.742%	12/1/2030	320	324
	Aetna Inc.	6.625%	6/15/2036	385	429
	Aetna Inc.	4.500%	5/15/2042	270	236
	Agilent Technologies Inc.	4.750%	9/9/2034	200	202
	AHS Hospital Corp.	5.024%	7/1/2045	545	522
[1]	AHS Hospital Corp.	2.780%	7/1/2051	90	58
	Amgen Inc.	3.200%	11/2/2027	225	223
	Amgen Inc.	5.150%	3/2/2028	1,396	1,430
	Amgen Inc.	3.000%	2/22/2029	476	464
	Amgen Inc.	4.050%	8/18/2029	216	217
	Amgen Inc.	2.450%	2/21/2030	830	783
	Amgen Inc.	5.250%	3/2/2030	515	537
	Amgen Inc.	4.200%	2/19/2031	94	94
	Amgen Inc.	2.300%	2/25/2031	247	227
	Amgen Inc.	2.000%	1/15/2032	240	212
	Amgen Inc.	5.250%	3/2/2033	190	199
	Amgen Inc.	4.850%	2/19/2036	128	129
	Amgen Inc.	6.375%	6/1/2037	225	253
	Amgen Inc.	6.400%	2/1/2039	227	254
	Amgen Inc.	3.150%	2/21/2040	315	253
	Amgen Inc.	5.750%	3/15/2040	200	212
	Amgen Inc.	2.800%	8/15/2041	55	41
	Amgen Inc.	4.950%	10/1/2041	200	192
	Amgen Inc.	5.150%	11/15/2041	265	260
	Amgen Inc.	5.650%	6/15/2042	265	274
	Amgen Inc.	5.600%	3/2/2043	495	506
	Amgen Inc.	4.400%	5/1/2045	370	323
	Amgen Inc.	5.500%	2/19/2046	200	199
	Amgen Inc.	4.563%	6/15/2048	280	244
	Amgen Inc.	3.375%	2/21/2050	25	18
	Amgen Inc.	4.663%	6/15/2051	430	376
	Amgen Inc.	4.200%	2/22/2052	170	137
	Amgen Inc.	4.875%	3/1/2053	250	223
	Amgen Inc.	5.650%	3/2/2053	1,466	1,463
	Amgen Inc.	2.770%	9/1/2053	235	143
	Amgen Inc.	5.650%	2/19/2056	100	100
	Amgen Inc.	4.400%	2/22/2062	395	316
	Amgen Inc.	5.750%	3/2/2063	605	599
[1]	Ascension Health	4.078%	11/15/2028	159	160
[1]	Ascension Health	4.294%	11/15/2030	218	220
[1]	Ascension Health	4.923%	11/15/2035	185	189
[1]	Ascension Health	3.106%	11/15/2039	310	253
	Ascension Health	3.945%	11/15/2046	110	92
[1]	Ascension Health	4.847%	11/15/2053	335	310
	AstraZeneca Finance LLC	1.750%	5/28/2028	225	215
	AstraZeneca Finance LLC	4.850%	2/26/2029	200	206
[3]	AstraZeneca Finance LLC	4.000%	3/2/2031	150	150
	AstraZeneca Finance LLC	2.250%	5/28/2031	125	115
[3]	AstraZeneca Finance LLC	4.300%	3/2/2033	200	201
[3]	AstraZeneca Finance LLC	4.600%	3/2/2036	200	200
	AstraZeneca plc	3.125%	6/12/2027	90	89
	AstraZeneca plc	4.000%	1/17/2029	780	785
	AstraZeneca plc	1.375%	8/6/2030	865	776
	AstraZeneca plc	6.450%	9/15/2037	331	379
	AstraZeneca plc	4.000%	9/18/2042	255	222
	AstraZeneca plc	4.375%	11/16/2045	330	294
	AstraZeneca plc	4.375%	8/17/2048	715	632
	AstraZeneca plc	2.125%	8/6/2050	368	210

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banner Health	1.897%	1/1/2031	230	209
	Banner Health	2.907%	1/1/2042	175	133
	Baxter International Inc.	2.272%	12/1/2028	321	304
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	722	630
	Baxter International Inc.	5.650%	12/15/2035	130	132
	Baxter International Inc.	3.132%	12/1/2051	270	168
	Baylor Scott & White Holdings	4.185%	11/15/2045	205	179
	Baylor Scott & White Holdings	3.967%	11/15/2046	225	189
	Becton Dickinson & Co.	3.700%	6/6/2027	230	229
	Becton Dickinson & Co.	4.693%	2/13/2028	25	25
	Becton Dickinson & Co.	2.823%	5/20/2030	315	300
	Becton Dickinson & Co.	4.298%	8/22/2032	330	330
	Becton Dickinson & Co.	5.110%	2/8/2034	225	232
	Biogen Inc.	2.250%	5/1/2030	625	580
	Biogen Inc.	5.750%	5/15/2035	275	293
	Biogen Inc.	3.150%	5/1/2050	580	382
	Biogen Inc.	6.450%	5/15/2055	140	150
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	175	172
	Boston Scientific Corp.	4.550%	3/1/2039	585	569
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,095	978
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	810	870
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	795	743
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	99	104
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	185	170
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	285	291
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	340	307
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	665	608
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	410	351
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	805	669
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	543	327
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	235	175
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	200	198
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	220	162
	Cardinal Health Inc.	3.410%	6/15/2027	375	373
	Cardinal Health Inc.	5.125%	2/15/2029	310	320
	Cardinal Health Inc.	5.000%	11/15/2029	200	206
	Cardinal Health Inc.	4.500%	9/15/2030	220	223
	Cardinal Health Inc.	5.150%	9/15/2035	180	184
	Cardinal Health Inc.	4.600%	3/15/2043	504	453
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	290	204
	Cencora Inc.	3.450%	12/15/2027	150	149
	Cencora Inc.	4.625%	12/15/2027	645	653
	Cencora Inc.	3.950%	2/13/2029	158	158
	Cencora Inc.	4.250%	11/15/2030	100	100
	Cencora Inc.	4.600%	2/13/2033	83	84
	Cencora Inc.	5.125%	2/15/2034	235	244
	Cencora Inc.	5.150%	2/15/2035	200	207
	Cencora Inc.	4.900%	2/13/2036	176	177
	Cencora Inc.	5.650%	2/13/2056	100	100
	Centene Corp.	4.250%	12/15/2027	65	65
	Centene Corp.	2.450%	7/15/2028	1,095	1,033
	Centene Corp.	4.625%	12/15/2029	259	253
	Centene Corp.	3.000%	10/15/2030	230	207
	Centene Corp.	2.500%	3/1/2031	375	325
[1]	Children's Hospital Corp.	4.115%	1/1/2047	200	173
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	305	197
[1]	CHRISTUS Health	4.341%	7/1/2028	480	483
[1]	Cigna Group	3.400%	3/1/2027	300	299
[1]	Cigna Group	3.050%	10/15/2027	50	49
	Cigna Group	4.375%	10/15/2028	480	485
	Cigna Group	5.000%	5/15/2029	430	443
	Cigna Group	4.500%	9/15/2030	136	138
	Cigna Group	4.875%	9/15/2032	761	778
	Cigna Group	5.400%	3/15/2033	260	273
	Cigna Group	5.250%	1/15/2036	380	390
	Cigna Group	4.800%	8/15/2038	1,035	1,002
[1]	Cigna Group	6.125%	11/15/2041	75	80
[1]	Cigna Group	4.800%	7/15/2046	200	179

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cigna Group	3.875%	10/15/2047	385	299
	Cigna Group	4.900%	12/15/2048	740	665
	Cigna Group	5.600%	2/15/2054	260	254
	Cigna Group	6.000%	1/15/2056	9	9
[1]	City of Hope	5.623%	11/15/2043	525	533
	CommonSpirit Health	6.073%	11/1/2027	535	551
	CommonSpirit Health	4.352%	9/1/2030	295	296
[1]	CommonSpirit Health	4.975%	9/1/2035	300	302
[1]	CommonSpirit Health	4.350%	11/1/2042	170	152
	CommonSpirit Health	5.580%	9/1/2045	150	151
	CommonSpirit Health	3.817%	10/1/2049	100	77
	CommonSpirit Health	4.187%	10/1/2049	115	94
	CommonSpirit Health	3.910%	10/1/2050	795	613
	CommonSpirit Health	5.662%	9/1/2055	143	143
[1]	Community Health Network Inc.	3.099%	5/1/2050	415	275
	CVS Health Corp.	3.625%	4/1/2027	200	199
	CVS Health Corp.	6.250%	6/1/2027	518	532
	CVS Health Corp.	1.300%	8/21/2027	724	697
	CVS Health Corp.	5.000%	1/30/2029	255	262
	CVS Health Corp.	5.400%	6/1/2029	489	508
	CVS Health Corp.	3.250%	8/15/2029	630	613
	CVS Health Corp.	5.125%	2/21/2030	520	536
	CVS Health Corp.	1.750%	8/21/2030	515	463
	CVS Health Corp.	5.250%	1/30/2031	235	245
	CVS Health Corp.	1.875%	2/28/2031	576	513
	CVS Health Corp.	5.550%	6/1/2031	370	390
	CVS Health Corp.	2.125%	9/15/2031	670	595
	CVS Health Corp.	5.300%	6/1/2033	235	243
	CVS Health Corp.	5.700%	6/1/2034	225	237
	CVS Health Corp.	4.875%	7/20/2035	225	223
	CVS Health Corp.	5.450%	9/15/2035	98	101
	CVS Health Corp.	4.780%	3/25/2038	1,022	975
	CVS Health Corp.	6.125%	9/15/2039	200	212
	CVS Health Corp.	4.125%	4/1/2040	889	772
	CVS Health Corp.	5.300%	12/5/2043	25	24
	CVS Health Corp.	5.125%	7/20/2045	430	393
	CVS Health Corp.	5.050%	3/25/2048	1,610	1,435
	CVS Health Corp.	5.625%	2/21/2053	445	423
	CVS Health Corp.	5.875%	6/1/2053	730	715
	CVS Health Corp.	6.050%	6/1/2054	50	50
	CVS Health Corp.	6.250%	9/15/2065	295	299
	Danaher Corp.	2.800%	12/10/2051	705	450
	Dignity Health	4.500%	11/1/2042	25	22
[1]	Duke University Health System Inc.	3.920%	6/1/2047	315	261
	Elevance Health Inc.	4.101%	3/1/2028	305	306
	Elevance Health Inc.	5.150%	6/15/2029	471	487
	Elevance Health Inc.	2.875%	9/15/2029	285	274
	Elevance Health Inc.	2.250%	5/15/2030	105	97
	Elevance Health Inc.	2.550%	3/15/2031	500	461
	Elevance Health Inc.	4.950%	11/1/2031	200	206
	Elevance Health Inc.	4.100%	5/15/2032	200	196
	Elevance Health Inc.	4.600%	9/15/2032	275	277
	Elevance Health Inc.	5.500%	10/15/2032	500	528
	Elevance Health Inc.	4.750%	2/15/2033	789	797
	Elevance Health Inc.	5.200%	2/15/2035	225	231
	Elevance Health Inc.	5.000%	1/15/2036	253	254
	Elevance Health Inc.	5.850%	1/15/2036	225	240
	Elevance Health Inc.	4.650%	8/15/2044	340	303
	Elevance Health Inc.	4.375%	12/1/2047	415	347
	Elevance Health Inc.	3.125%	5/15/2050	137	91
	Elevance Health Inc.	3.600%	3/15/2051	70	50
	Elevance Health Inc.	4.550%	5/15/2052	740	619
	Elevance Health Inc.	6.100%	10/15/2052	685	711
	Elevance Health Inc.	5.125%	2/15/2053	255	232
	Elevance Health Inc.	5.700%	9/15/2055	110	108
	Elevance Health Inc.	5.850%	11/1/2064	175	172
	Eli Lilly & Co.	4.000%	10/15/2028	863	870
	Eli Lilly & Co.	3.375%	3/15/2029	780	772
	Eli Lilly & Co.	4.750%	2/12/2030	350	361
	Eli Lilly & Co.	4.250%	3/15/2031	305	309

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.900%	2/12/2032	200	208
	Eli Lilly & Co.	4.550%	10/15/2032	339	346
	Eli Lilly & Co.	4.700%	2/27/2033	475	489
	Eli Lilly & Co.	4.700%	2/9/2034	200	205
	Eli Lilly & Co.	4.900%	10/15/2035	722	739
	Eli Lilly & Co.	5.550%	3/15/2037	380	412
	Eli Lilly & Co.	3.950%	3/15/2049	50	41
	Eli Lilly & Co.	4.875%	2/27/2053	225	207
	Eli Lilly & Co.	5.000%	2/9/2054	590	555
	Eli Lilly & Co.	5.050%	8/14/2054	435	410
	Eli Lilly & Co.	5.550%	10/15/2055	195	198
	Eli Lilly & Co.	4.150%	3/15/2059	447	360
	Eli Lilly & Co.	4.950%	2/27/2063	290	263
	Eli Lilly & Co.	5.100%	2/9/2064	613	569
	Eli Lilly & Co.	5.650%	10/15/2065	116	117
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	723	726
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	425	451
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	128
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	365	395
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	360	377
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	203	204
	Gilead Sciences Inc.	2.950%	3/1/2027	750	745
	Gilead Sciences Inc.	5.250%	10/15/2033	285	301
	Gilead Sciences Inc.	4.000%	9/1/2036	645	608
	Gilead Sciences Inc.	2.600%	10/1/2040	304	227
	Gilead Sciences Inc.	5.650%	12/1/2041	605	634
	Gilead Sciences Inc.	4.800%	4/1/2044	280	262
	Gilead Sciences Inc.	4.500%	2/1/2045	410	366
	Gilead Sciences Inc.	4.750%	3/1/2046	105	96
	Gilead Sciences Inc.	2.800%	10/1/2050	590	379
	Gilead Sciences Inc.	5.550%	10/15/2053	225	226
	Gilead Sciences Inc.	5.500%	11/15/2054	200	199
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	88	90
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	570	610
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	100	102
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	765	873
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	318	320
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	810	799
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	710	529
	HCA Inc.	5.200%	6/1/2028	604	619
	HCA Inc.	5.625%	9/1/2028	815	840
	HCA Inc.	5.875%	2/1/2029	300	312
	HCA Inc.	3.375%	3/15/2029	200	196
	HCA Inc.	4.125%	6/15/2029	505	506
	HCA Inc.	3.500%	9/1/2030	645	625
	HCA Inc.	4.300%	11/15/2030	71	71
	HCA Inc.	5.450%	4/1/2031	320	335
	HCA Inc.	2.375%	7/15/2031	865	781
	HCA Inc.	5.500%	3/1/2032	325	341
	HCA Inc.	3.625%	3/15/2032	300	286
	HCA Inc.	5.500%	6/1/2033	498	522
	HCA Inc.	5.600%	4/1/2034	550	577
	HCA Inc.	5.450%	9/15/2034	225	234
	HCA Inc.	5.750%	3/1/2035	530	561
	HCA Inc.	4.900%	11/15/2035	188	187
	HCA Inc.	4.375%	3/15/2042	55	48
	HCA Inc.	5.500%	6/15/2047	300	286
	HCA Inc.	5.250%	6/15/2049	626	572
	HCA Inc.	3.500%	7/15/2051	95	66
	HCA Inc.	4.625%	3/15/2052	980	813
	HCA Inc.	5.900%	6/1/2053	230	226
	HCA Inc.	6.000%	4/1/2054	210	210
	HCA Inc.	5.950%	9/15/2054	25	25
	HCA Inc.	6.200%	3/1/2055	200	205
	HCA Inc.	5.700%	11/15/2055	150	144
	HCA Inc.	6.100%	4/1/2064	235	235
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	25	20
	Humana Inc.	3.950%	3/15/2027	285	285
	Humana Inc.	5.750%	3/1/2028	50	51
	Humana Inc.	3.700%	3/23/2029	555	545

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.375%	4/15/2031	710	732
	Humana Inc.	2.150%	2/3/2032	200	175
	Humana Inc.	5.875%	3/1/2033	275	288
	Humana Inc.	5.950%	3/15/2034	270	283
	Humana Inc.	4.950%	10/1/2044	390	340
	Humana Inc.	5.750%	4/15/2054	420	391
	Icon Investments Six DAC	5.849%	5/8/2029	200	205
	Illumina Inc.	4.750%	12/12/2030	150	152
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	525	435
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	470	357
[1]	Iowa Health System	3.665%	2/15/2050	325	250
	IQVIA Inc.	6.250%	2/1/2029	480	505
	Johnson & Johnson	4.550%	3/1/2028	85	87
	Johnson & Johnson	4.375%	12/5/2033	210	214
	Johnson & Johnson	5.000%	3/1/2035	800	841
	Johnson & Johnson	3.400%	1/15/2038	105	94
	Johnson & Johnson	4.500%	9/1/2040	416	406
	Johnson & Johnson	4.500%	12/5/2043	1,350	1,277
	Johnson & Johnson	2.450%	9/1/2060	1,140	638
	Kaiser Foundation Hospitals	3.150%	5/1/2027	200	199
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	200	153
	Kaiser Foundation Hospitals	4.875%	4/1/2042	230	224
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	45	33
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,145	774
	Koninklijke Philips NV	6.875%	3/11/2038	390	445
	Koninklijke Philips NV	5.000%	3/15/2042	125	119
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	200	199
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	430	413
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	50	50
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	556	560
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	80	80
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	100	91
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	300	215
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	130	88
[1]	Mayo Clinic	4.128%	11/15/2052	440	368
	McKesson Corp.	4.650%	5/30/2030	240	246
	McKesson Corp.	4.950%	5/30/2032	505	525
	McKesson Corp.	5.250%	5/30/2035	370	388
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	415	360
	Medtronic Global Holdings SCA	4.250%	3/30/2028	330	333
	Medtronic Inc.	4.625%	3/15/2045	911	844
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	345	341
	Merck & Co. Inc.	3.850%	9/15/2027	225	226
	Merck & Co. Inc.	1.900%	12/10/2028	805	768
	Merck & Co. Inc.	3.400%	3/7/2029	385	381
	Merck & Co. Inc.	3.850%	3/15/2029	414	415
	Merck & Co. Inc.	1.450%	6/24/2030	450	407
	Merck & Co. Inc.	4.150%	9/15/2030	275	278
	Merck & Co. Inc.	4.150%	3/15/2031	254	256
	Merck & Co. Inc.	2.150%	12/10/2031	100	90
	Merck & Co. Inc.	4.550%	9/15/2032	575	588
	Merck & Co. Inc.	4.450%	12/4/2032	158	160
	Merck & Co. Inc.	4.950%	9/15/2035	275	282
	Merck & Co. Inc.	4.750%	12/4/2035	321	324
	Merck & Co. Inc.	3.900%	3/7/2039	340	309
	Merck & Co. Inc.	2.350%	6/24/2040	70	51
	Merck & Co. Inc.	3.600%	9/15/2042	165	136
	Merck & Co. Inc.	4.150%	5/18/2043	75	66
	Merck & Co. Inc.	4.900%	5/17/2044	200	190
	Merck & Co. Inc.	3.700%	2/10/2045	175	141
	Merck & Co. Inc.	5.500%	3/15/2046	143	145
	Merck & Co. Inc.	4.000%	3/7/2049	315	256
	Merck & Co. Inc.	2.450%	6/24/2050	540	324
	Merck & Co. Inc.	2.750%	12/10/2051	490	308
	Merck & Co. Inc.	5.000%	5/17/2053	343	319
	Merck & Co. Inc.	5.700%	9/15/2055	665	678
	Merck & Co. Inc.	5.550%	12/4/2055	549	550
	Merck & Co. Inc.	5.150%	5/17/2063	400	372
	Merck & Co. Inc.	5.700%	12/4/2065	313	314
	Merck Sharp & Dohme Corp.	5.950%	12/1/2028	25	26

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Methodist Hospital	2.705%	12/1/2050	400	254
[1]	Montefiore Obligated Group	5.246%	11/1/2048	135	115
	Mylan Inc.	4.550%	4/15/2028	530	533
[1]	MyMichigan Health	3.409%	6/1/2050	415	301
	Northwell Healthcare Inc.	4.260%	11/1/2047	320	271
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	289
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	475	302
	Novant Health Inc.	2.637%	11/1/2036	605	497
	Novant Health Inc.	3.168%	11/1/2051	155	106
	Novartis Capital Corp.	3.900%	11/5/2028	183	184
	Novartis Capital Corp.	3.800%	9/18/2029	430	430
	Novartis Capital Corp.	4.100%	11/5/2030	475	478
	Novartis Capital Corp.	4.000%	9/18/2031	616	618
	Novartis Capital Corp.	4.300%	11/5/2032	350	353
	Novartis Capital Corp.	4.200%	9/18/2034	200	198
	Novartis Capital Corp.	4.600%	11/5/2035	450	452
	Novartis Capital Corp.	5.200%	11/5/2045	400	396
	Novartis Capital Corp.	2.750%	8/14/2050	235	154
	Novartis Capital Corp.	4.700%	9/18/2054	476	430
	Novartis Capital Corp.	5.300%	11/5/2055	200	198
[1]	NYU Langone Hospitals	5.750%	7/1/2043	75	79
[1]	NYU Langone Hospitals	4.368%	7/1/2047	555	492
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	175	153
[1]	OhioHealth Corp.	3.042%	11/15/2050	25	18
	Orlando Health Obligated Group	3.327%	10/1/2050	35	26
	PeaceHealth Obligated Group	4.335%	11/15/2028	65	65
	PeaceHealth Obligated Group	4.855%	11/15/2032	58	59
	Pfizer Inc.	3.875%	11/15/2027	215	216
	Pfizer Inc.	3.600%	9/15/2028	422	422
	Pfizer Inc.	3.450%	3/15/2029	465	462
	Pfizer Inc.	2.625%	4/1/2030	187	178
	Pfizer Inc.	4.200%	11/15/2030	208	210
	Pfizer Inc.	1.750%	8/18/2031	745	665
	Pfizer Inc.	4.500%	11/15/2032	527	535
	Pfizer Inc.	4.875%	11/15/2035	240	245
	Pfizer Inc.	4.000%	12/15/2036	80	76
	Pfizer Inc.	3.900%	3/15/2039	425	382
	Pfizer Inc.	7.200%	3/15/2039	447	540
	Pfizer Inc.	2.550%	5/28/2040	178	133
	Pfizer Inc.	4.300%	6/15/2043	205	183
	Pfizer Inc.	4.125%	12/15/2046	673	565
	Pfizer Inc.	4.200%	9/15/2048	793	667
	Pfizer Inc.	4.000%	3/15/2049	220	178
	Pfizer Inc.	2.700%	5/28/2050	1,145	733
	Pfizer Inc.	5.600%	11/15/2055	275	277
	Pfizer Inc.	5.700%	11/15/2065	325	323
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	980	994
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	327	335
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	445	454
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	352	337
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	1,095	1,027
	Pharmacia LLC	6.600%	12/1/2028	340	364
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	335	318
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	250	261
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	200	156
	Quest Diagnostics Inc.	4.600%	12/15/2027	440	445
	Quest Diagnostics Inc.	4.200%	6/30/2029	35	35
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	204
	Quest Diagnostics Inc.	6.400%	11/30/2033	200	223
	Quest Diagnostics Inc.	5.000%	12/15/2034	200	205
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	165	102
	Revvity Inc.	3.300%	9/15/2029	325	315
	Revvity Inc.	3.625%	3/15/2051	185	136
	Royalty Pharma plc	4.450%	3/25/2031	125	126
	Royalty Pharma plc	2.150%	9/2/2031	250	223
	Royalty Pharma plc	3.300%	9/2/2040	200	158
	Royalty Pharma plc	3.550%	9/2/2050	55	39
	Royalty Pharma plc	3.350%	9/2/2051	235	159
	Royalty Pharma plc	5.900%	9/2/2054	240	241
	Sanofi SA	3.750%	11/3/2027	133	133

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sanofi SA	3.800%	11/3/2028	176	176
	Sanofi SA	4.200%	11/3/2032	150	150
	Smith & Nephew plc	2.032%	10/14/2030	425	386
	Solventum Corp.	5.400%	3/1/2029	185	192
	Solventum Corp.	5.600%	3/23/2034	350	366
	Solventum Corp.	5.900%	4/30/2054	140	140
[1]	SSM Health Care Corp.	3.823%	6/1/2027	235	235
[1]	Stanford Health Care	3.795%	11/15/2048	180	144
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	660	613
	Stryker Corp.	3.650%	3/7/2028	635	633
	Stryker Corp.	4.625%	9/11/2034	430	431
	Stryker Corp.	4.375%	5/15/2044	335	295
	Stryker Corp.	4.625%	3/15/2046	292	264
	Stryker Corp.	2.900%	6/15/2050	165	109
	Summa Health	3.511%	11/15/2051	385	297
	Sutter Health	5.164%	8/15/2033	325	338
[1]	Sutter Health	3.161%	8/15/2040	685	554
	Sutter Health	5.547%	8/15/2053	55	56
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	800	738
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	209
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	445	305
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	115	76
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	565	569
	Takeda US Financing Inc.	5.200%	7/7/2035	385	396
	Takeda US Financing Inc.	5.900%	7/7/2055	200	207
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	30	31
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	510	530
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	156	157
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	305	307
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	100	101
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	240	249
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	98	99
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	75	79
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	100	101
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	207	210
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	150	151
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	25	25
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	615	519
	Toledo Hospital	5.750%	11/15/2038	380	384
	Toledo Hospital	6.015%	11/15/2048	30	30
	Trinity Health Corp.	4.125%	12/1/2045	200	172
[1]	Trinity Health Corp.	3.434%	12/1/2048	385	297
	UnitedHealth Group Inc.	3.700%	5/15/2027	265	265
	UnitedHealth Group Inc.	2.950%	10/15/2027	100	99
	UnitedHealth Group Inc.	5.250%	2/15/2028	50	51
	UnitedHealth Group Inc.	4.400%	6/15/2028	50	51
	UnitedHealth Group Inc.	3.875%	12/15/2028	160	160
	UnitedHealth Group Inc.	4.250%	1/15/2029	412	416
	UnitedHealth Group Inc.	4.700%	4/15/2029	200	205
	UnitedHealth Group Inc.	4.000%	5/15/2029	273	274
	UnitedHealth Group Inc.	2.875%	8/15/2029	420	406
	UnitedHealth Group Inc.	5.300%	2/15/2030	276	289
	UnitedHealth Group Inc.	2.000%	5/15/2030	960	886
	UnitedHealth Group Inc.	4.650%	1/15/2031	100	102
	UnitedHealth Group Inc.	4.900%	4/15/2031	306	316
	UnitedHealth Group Inc.	2.300%	5/15/2031	355	324
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	206
	UnitedHealth Group Inc.	4.200%	5/15/2032	100	100
	UnitedHealth Group Inc.	5.350%	2/15/2033	300	315
	UnitedHealth Group Inc.	4.500%	4/15/2033	378	377
	UnitedHealth Group Inc.	5.000%	4/15/2034	200	205
	UnitedHealth Group Inc.	5.150%	7/15/2034	335	346
	UnitedHealth Group Inc.	5.300%	6/15/2035	341	356
	UnitedHealth Group Inc.	5.800%	3/15/2036	325	349
	UnitedHealth Group Inc.	6.625%	11/15/2037	425	483
	UnitedHealth Group Inc.	6.875%	2/15/2038	200	232
	UnitedHealth Group Inc.	3.500%	8/15/2039	75	63
	UnitedHealth Group Inc.	5.700%	10/15/2040	35	37
	UnitedHealth Group Inc.	5.950%	2/15/2041	631	670
	UnitedHealth Group Inc.	3.050%	5/15/2041	315	242

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.625%	11/15/2041	565	520
	UnitedHealth Group Inc.	4.375%	3/15/2042	265	237
	UnitedHealth Group Inc.	3.950%	10/15/2042	258	216
	UnitedHealth Group Inc.	4.250%	3/15/2043	25	22
	UnitedHealth Group Inc.	5.500%	7/15/2044	438	436
	UnitedHealth Group Inc.	4.750%	7/15/2045	200	181
	UnitedHealth Group Inc.	4.200%	1/15/2047	460	381
	UnitedHealth Group Inc.	4.250%	4/15/2047	515	428
	UnitedHealth Group Inc.	3.750%	10/15/2047	200	154
	UnitedHealth Group Inc.	4.450%	12/15/2048	950	804
	UnitedHealth Group Inc.	3.700%	8/15/2049	1,080	809
	UnitedHealth Group Inc.	5.875%	2/15/2053	85	86
	UnitedHealth Group Inc.	5.050%	4/15/2053	749	682
	UnitedHealth Group Inc.	5.625%	7/15/2054	95	94
	UnitedHealth Group Inc.	5.950%	6/15/2055	560	580
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,260	1,295
	UnitedHealth Group Inc.	5.500%	4/15/2064	190	180
	UnitedHealth Group Inc.	5.750%	7/15/2064	205	201
	Universal Health Services Inc.	2.650%	1/15/2032	70	63
	UPMC	5.035%	5/15/2033	280	289
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	200	169
	Viatris Inc.	2.700%	6/22/2030	435	402
	Viatris Inc.	3.850%	6/22/2040	251	198
	Viatris Inc.	4.000%	6/22/2050	350	240
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	225	150
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	85	55
	Wyeth LLC	6.000%	2/15/2036	754	829
	Wyeth LLC	5.950%	4/1/2037	305	334
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	165	101
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	530	484
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	200	206
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	197	206
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	30	27
	Zoetis Inc.	3.000%	9/12/2027	490	484
	Zoetis Inc.	4.150%	8/17/2028	143	144
	Zoetis Inc.	5.000%	8/17/2035	272	277
	Zoetis Inc.	4.700%	2/1/2043	245	228
	Zoetis Inc.	3.000%	5/15/2050	305	207
					186,165
Industrials (7.0%)
	3M Co.	2.875%	10/15/2027	335	330
[1]	3M Co.	3.625%	9/14/2028	515	513
	3M Co.	2.375%	8/26/2029	871	827
	3M Co.	4.800%	3/15/2030	200	206
	3M Co.	3.050%	4/15/2030	215	207
[1]	3M Co.	4.000%	9/14/2048	788	633
	3M Co.	3.250%	8/26/2049	50	35
	3M Co.	3.700%	4/15/2050	125	94
	ABB Finance USA Inc.	3.800%	4/3/2028	179	179
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	155	141
	AGCO Corp.	5.800%	3/21/2034	277	293
	Allegion plc	3.500%	10/1/2029	40	39
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	455	417
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	319	320
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	181	178
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	169	165
	Amphenol Corp.	5.050%	4/5/2027	495	501
	Amphenol Corp.	3.800%	11/15/2027	150	150
	Amphenol Corp.	4.375%	6/12/2028	300	304
	Amphenol Corp.	3.900%	11/15/2028	146	146
	Amphenol Corp.	5.050%	4/5/2029	75	78
	Amphenol Corp.	4.350%	6/1/2029	197	200
	Amphenol Corp.	4.125%	11/15/2030	267	268
	Amphenol Corp.	2.200%	9/15/2031	690	626
	Amphenol Corp.	4.400%	2/15/2033	302	303
	Amphenol Corp.	4.625%	2/15/2036	550	546
	Amphenol Corp.	5.375%	11/15/2054	225	222
	Amphenol Corp.	5.300%	11/15/2055	160	155
	Boeing Co.	5.040%	5/1/2027	550	556

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	6.259%	5/1/2027	485	497
	Boeing Co.	3.250%	2/1/2028	260	257
	Boeing Co.	3.200%	3/1/2029	500	489
	Boeing Co.	6.298%	5/1/2029	225	240
	Boeing Co.	3.625%	2/1/2031	451	438
	Boeing Co.	6.388%	5/1/2031	735	803
	Boeing Co.	3.600%	5/1/2034	250	231
	Boeing Co.	6.528%	5/1/2034	467	524
	Boeing Co.	3.250%	2/1/2035	430	383
	Boeing Co.	6.625%	2/15/2038	75	85
	Boeing Co.	3.550%	3/1/2038	350	301
	Boeing Co.	6.875%	3/15/2039	531	608
	Boeing Co.	5.705%	5/1/2040	517	538
	Boeing Co.	3.375%	6/15/2046	382	277
	Boeing Co.	3.850%	11/1/2048	240	183
	Boeing Co.	3.900%	5/1/2049	870	664
	Boeing Co.	3.750%	2/1/2050	444	330
	Boeing Co.	5.805%	5/1/2050	387	388
	Boeing Co.	6.858%	5/1/2054	585	671
	Boeing Co.	3.950%	8/1/2059	200	143
	Boeing Co.	5.930%	5/1/2060	380	381
	Boeing Co.	7.008%	5/1/2064	500	581
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	125
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	80	82
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	30	30
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	25	23
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	965	948
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	25	20
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	870	729
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	50	42
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	860	642
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	100	67
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	815	521
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	65	65
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	94	94
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	320	333
	Canadian National Railway Co.	4.200%	3/12/2031	300	302
	Canadian National Railway Co.	4.750%	11/12/2035	234	237
	Canadian National Railway Co.	4.450%	1/20/2049	555	484
	Canadian National Railway Co.	2.450%	5/1/2050	500	304
	Canadian Pacific Railway Co.	4.800%	3/30/2030	1,023	1,052
	Canadian Pacific Railway Co.	5.200%	3/30/2035	296	310
	Canadian Pacific Railway Co.	3.000%	12/2/2041	155	119
	Canadian Pacific Railway Co.	4.950%	8/15/2045	25	24
	Canadian Pacific Railway Co.	4.700%	5/1/2048	90	82
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,095	747
	Canadian Pacific Railway Co.	4.200%	11/15/2069	640	490
	Carrier Global Corp.	5.900%	3/15/2034	245	265
	Carrier Global Corp.	3.377%	4/5/2040	970	794
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	136	136
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	175	177
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	75
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	200	200
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	115	116
	Caterpillar Inc.	1.900%	3/12/2031	335	304
	Caterpillar Inc.	5.200%	5/15/2035	530	555
	Caterpillar Inc.	6.050%	8/15/2036	170	192
	Caterpillar Inc.	3.250%	4/9/2050	70	51
	Caterpillar Inc.	5.500%	5/15/2055	50	52
	Caterpillar Inc.	4.750%	5/15/2064	766	685
	CNH Industrial Capital LLC	4.500%	10/8/2027	300	302
	CNH Industrial Capital LLC	4.750%	3/21/2028	160	162
	CNH Industrial Capital LLC	4.550%	4/10/2028	130	131
	CNH Industrial Capital LLC	5.500%	1/12/2029	250	259
	CNH Industrial Capital LLC	5.100%	4/20/2029	95	98
	CNH Industrial Capital LLC	4.500%	10/16/2030	323	325
	CNH Industrial Capital LLC	4.375%	3/7/2031	240	240
[1]	CNH Industrial NV	3.850%	11/15/2027	645	644
	CSX Corp.	3.250%	6/1/2027	315	313
	CSX Corp.	4.250%	3/15/2029	361	366

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	2.400%	2/15/2030	500	472
	CSX Corp.	4.100%	11/15/2032	200	199
	CSX Corp.	5.050%	6/15/2035	205	211
	CSX Corp.	6.150%	5/1/2037	355	394
	CSX Corp.	3.800%	11/1/2046	500	399
	CSX Corp.	4.300%	3/1/2048	100	85
	CSX Corp.	3.950%	5/1/2050	50	40
	CSX Corp.	4.500%	11/15/2052	275	238
	CSX Corp.	4.900%	3/15/2055	755	691
	CSX Corp.	4.250%	11/1/2066	425	333
	CSX Corp.	4.650%	3/1/2068	50	42
	Cummins Inc.	4.250%	5/9/2028	75	76
	Cummins Inc.	4.900%	2/20/2029	530	547
	Cummins Inc.	4.700%	2/15/2031	320	329
	Cummins Inc.	5.150%	2/20/2034	200	209
	Cummins Inc.	5.300%	5/9/2035	200	210
	Cummins Inc.	4.875%	10/1/2043	499	485
[2]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	200	209
	Deere & Co.	7.125%	3/3/2031	100	115
	Deere & Co.	5.450%	1/16/2035	75	80
	Deere & Co.	5.700%	1/19/2055	395	418
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	185
	Delta Air Lines Inc.	4.950%	7/10/2028	140	142
[2]	Delta Air Lines Inc.	4.750%	10/20/2028	550	555
	Delta Air Lines Inc.	5.250%	7/10/2030	139	143
	Dover Corp.	5.375%	10/15/2035	200	214
	Eaton Corp.	4.000%	11/2/2032	200	199
	Eaton Corp.	4.150%	3/15/2033	600	598
	Embraer Netherlands Finance BV	5.980%	2/11/2035	287	308
	Embraer Netherlands Finance BV	5.400%	1/9/2038	260	260
	Emerson Electric Co.	1.800%	10/15/2027	95	92
	Emerson Electric Co.	2.200%	12/21/2031	270	244
	Emerson Electric Co.	5.000%	3/15/2035	550	569
[1]	FedEx Corp.	2.400%	5/15/2031	380	349
[1]	FedEx Corp.	4.900%	1/15/2034	335	343
[1]	FedEx Corp.	3.875%	8/1/2042	200	165
[1]	FedEx Corp.	4.100%	4/15/2043	200	168
[1]	FedEx Corp.	4.750%	11/15/2045	150	134
[1]	FedEx Corp.	4.550%	4/1/2046	200	174
[1]	FedEx Corp.	4.050%	2/15/2048	165	132
[1]	FedEx Corp.	4.950%	10/17/2048	290	264
[1]	FedEx Corp.	5.250%	5/15/2050	550	527
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	182	182
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	228	229
[2]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	123	123
[2]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	152	151
	Fortive Corp.	4.300%	6/15/2046	255	215
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	230	227
	GE Vernova Inc.	4.250%	2/4/2031	257	259
	GE Vernova Inc.	4.875%	2/4/2036	356	360
	GE Vernova Inc.	5.500%	2/4/2056	208	206
	General Dynamics Corp.	2.625%	11/15/2027	250	246
	General Dynamics Corp.	3.750%	5/15/2028	425	426
	General Dynamics Corp.	3.625%	4/1/2030	1,250	1,238
	General Dynamics Corp.	4.950%	8/15/2035	50	52
	General Dynamics Corp.	2.850%	6/1/2041	160	123
	General Electric Co.	4.300%	7/29/2030	390	396
	General Electric Co.	4.900%	1/29/2036	295	302
[1]	General Electric Co.	5.875%	1/14/2038	310	341
	General Electric Co.	4.350%	5/1/2050	295	258
	GXO Logistics Inc.	2.650%	7/15/2031	665	608
	HEICO Corp.	5.250%	8/1/2028	240	247
	HEICO Corp.	5.350%	8/1/2033	95	100
	Honeywell International Inc.	4.950%	2/15/2028	935	956
	Honeywell International Inc.	2.700%	8/15/2029	30	29
	Honeywell International Inc.	4.700%	2/1/2030	200	205
	Honeywell International Inc.	1.750%	9/1/2031	930	823
	Honeywell International Inc.	4.750%	2/1/2032	139	143
	Honeywell International Inc.	5.375%	3/1/2041	365	380
	Honeywell International Inc.	2.800%	6/1/2050	760	513

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.250%	3/1/2054	578	556
	Howmet Aerospace Inc.	4.850%	10/15/2031	610	633
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	155
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	470	488
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	400	428
	IDEX Corp.	3.000%	5/1/2030	80	77
	IDEX Corp.	2.625%	6/15/2031	565	518
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	74
	Illinois Tool Works Inc.	3.900%	9/1/2042	200	174
	Ingersoll Rand Inc.	5.176%	6/15/2029	350	363
	Ingersoll Rand Inc.	5.450%	6/15/2034	295	309
	Ingersoll Rand Inc.	5.700%	6/15/2054	260	264
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	200	211
[3]	Jacobs Solutions Inc.	4.750%	3/3/2031	100	100
[3]	Jacobs Solutions Inc.	5.375%	3/3/2036	100	100
[1]	John Deere Capital Corp.	4.850%	3/5/2027	270	273
[1]	John Deere Capital Corp.	2.350%	3/8/2027	265	261
[1]	John Deere Capital Corp.	1.750%	3/9/2027	250	245
[1]	John Deere Capital Corp.	4.900%	6/11/2027	315	320
[1]	John Deere Capital Corp.	4.750%	1/20/2028	490	500
[1]	John Deere Capital Corp.	4.900%	3/3/2028	241	247
[1]	John Deere Capital Corp.	4.250%	6/5/2028	493	500
[1]	John Deere Capital Corp.	4.950%	7/14/2028	200	206
[1]	John Deere Capital Corp.	3.450%	3/7/2029	200	198
[1]	John Deere Capital Corp.	2.800%	7/18/2029	345	334
[1]	John Deere Capital Corp.	2.450%	1/9/2030	236	225
[1]	John Deere Capital Corp.	4.550%	6/5/2030	220	225
[1]	John Deere Capital Corp.	4.375%	10/15/2030	420	427
	John Deere Capital Corp.	1.450%	1/15/2031	305	272
[1]	John Deere Capital Corp.	4.900%	3/7/2031	330	344
	John Deere Capital Corp.	4.400%	9/8/2031	570	581
[1]	John Deere Capital Corp.	3.900%	6/7/2032	170	168
[1]	John Deere Capital Corp.	5.150%	9/8/2033	210	222
[1]	John Deere Capital Corp.	5.100%	4/11/2034	25	26
[1]	John Deere Capital Corp.	5.050%	6/12/2034	200	208
[1]	Johnson Controls International plc	6.000%	1/15/2036	481	525
[1]	Johnson Controls International plc	4.950%	7/2/2064	195	174
	Keysight Technologies Inc.	4.950%	10/15/2034	455	464
	L3Harris Technologies Inc.	5.050%	6/1/2029	670	691
	L3Harris Technologies Inc.	5.250%	6/1/2031	725	759
	L3Harris Technologies Inc.	5.350%	6/1/2034	200	209
	L3Harris Technologies Inc.	5.600%	7/31/2053	190	191
	L3Harris Technologies Inc.	5.500%	8/15/2054	175	174
	Lockheed Martin Corp.	4.450%	5/15/2028	334	339
	Lockheed Martin Corp.	4.150%	8/15/2028	50	50
	Lockheed Martin Corp.	4.500%	2/15/2029	250	255
	Lockheed Martin Corp.	4.400%	8/15/2030	175	178
	Lockheed Martin Corp.	5.250%	1/15/2033	310	330
	Lockheed Martin Corp.	4.750%	2/15/2034	340	349
	Lockheed Martin Corp.	5.000%	8/15/2035	155	160
	Lockheed Martin Corp.	3.800%	3/1/2045	480	394
	Lockheed Martin Corp.	4.700%	5/15/2046	743	686
	Lockheed Martin Corp.	4.150%	6/15/2053	420	343
	Lockheed Martin Corp.	5.200%	2/15/2055	295	284
	Lockheed Martin Corp.	5.900%	11/15/2063	500	527
	Norfolk Southern Corp.	5.050%	8/1/2030	820	853
	Norfolk Southern Corp.	4.450%	3/1/2033	225	227
	Norfolk Southern Corp.	5.100%	5/1/2035	585	604
	Norfolk Southern Corp.	4.837%	10/1/2041	75	72
	Norfolk Southern Corp.	4.450%	6/15/2045	765	673
	Norfolk Southern Corp.	4.650%	1/15/2046	200	179
	Norfolk Southern Corp.	4.150%	2/28/2048	215	177
	Norfolk Southern Corp.	3.050%	5/15/2050	130	87
	Norfolk Southern Corp.	2.900%	8/25/2051	30	19
	Norfolk Southern Corp.	4.050%	8/15/2052	150	118
	Norfolk Southern Corp.	5.350%	8/1/2054	225	218
	Norfolk Southern Corp.	3.155%	5/15/2055	355	233
	Norfolk Southern Corp.	5.950%	3/15/2064	200	206
	Norfolk Southern Corp.	4.100%	5/15/2121	200	140
	Northrop Grumman Corp.	3.250%	1/15/2028	960	950

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	4.650%	7/15/2030	385	394
	Northrop Grumman Corp.	4.700%	3/15/2033	200	204
	Northrop Grumman Corp.	4.030%	10/15/2047	612	503
	Northrop Grumman Corp.	5.250%	5/1/2050	885	856
	nVent Finance Sarl	4.550%	4/15/2028	200	202
	Otis Worldwide Corp.	2.293%	4/5/2027	390	384
	Otis Worldwide Corp.	5.250%	8/16/2028	85	88
	Otis Worldwide Corp.	2.565%	2/15/2030	180	170
	Otis Worldwide Corp.	5.125%	11/19/2031	200	209
	Otis Worldwide Corp.	5.131%	9/4/2035	88	91
	Otis Worldwide Corp.	3.112%	2/15/2040	310	248
	PACCAR Financial Corp.	5.000%	5/13/2027	205	208
	PACCAR Financial Corp.	4.250%	6/23/2027	150	151
	PACCAR Financial Corp.	4.450%	8/6/2027	895	906
	PACCAR Financial Corp.	4.000%	8/8/2028	450	454
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	413	416
[1]	PACCAR Financial Corp.	3.900%	2/5/2029	153	154
	PACCAR Financial Corp.	4.000%	9/26/2029	35	35
	PACCAR Financial Corp.	4.550%	5/8/2030	75	77
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	215	223
	Parker-Hannifin Corp.	4.250%	9/15/2027	87	88
	Parker-Hannifin Corp.	3.250%	6/14/2029	25	25
	Parker-Hannifin Corp.	4.500%	9/15/2029	605	616
	Parker-Hannifin Corp.	4.000%	6/14/2049	560	460
	Pentair Finance Sarl	4.500%	7/1/2029	315	318
	Precision Castparts Corp.	4.375%	6/15/2045	100	89
	Regal Rexnord Corp.	6.050%	4/15/2028	220	228
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	795	849
	Regal Rexnord Corp.	6.400%	4/15/2033	456	497
	Republic Services Inc.	3.950%	5/15/2028	225	226
	Republic Services Inc.	4.875%	4/1/2029	235	241
	Republic Services Inc.	4.750%	7/15/2030	184	189
	Republic Services Inc.	1.450%	2/15/2031	50	44
	Republic Services Inc.	1.750%	2/15/2032	555	485
	Republic Services Inc.	2.375%	3/15/2033	125	111
	Republic Services Inc.	5.000%	12/15/2033	295	307
	Republic Services Inc.	5.000%	4/1/2034	50	52
	Republic Services Inc.	5.150%	3/15/2035	21	22
	Republic Services Inc.	6.200%	3/1/2040	195	220
	Republic Services Inc.	3.050%	3/1/2050	200	138
	Rockwell Automation Inc.	1.750%	8/15/2031	385	341
	Rockwell Automation Inc.	4.200%	3/1/2049	300	254
	RTX Corp.	3.500%	3/15/2027	890	887
	RTX Corp.	4.125%	11/16/2028	35	35
	RTX Corp.	6.000%	3/15/2031	665	721
	RTX Corp.	1.900%	9/1/2031	253	225
	RTX Corp.	5.150%	2/27/2033	509	533
	RTX Corp.	6.050%	6/1/2036	290	322
	RTX Corp.	6.125%	7/15/2038	290	322
	RTX Corp.	5.700%	4/15/2040	75	80
	RTX Corp.	4.875%	10/15/2040	271	266
	RTX Corp.	4.700%	12/15/2041	147	140
	RTX Corp.	4.500%	6/1/2042	523	481
	RTX Corp.	4.800%	12/15/2043	425	399
	RTX Corp.	4.150%	5/15/2045	340	290
	RTX Corp.	3.750%	11/1/2046	335	265
	RTX Corp.	4.350%	4/15/2047	285	247
	RTX Corp.	4.050%	5/4/2047	375	310
	RTX Corp.	4.625%	11/16/2048	620	552
	RTX Corp.	5.375%	2/27/2053	30	29
	RTX Corp.	6.400%	3/15/2054	315	352
[1]	Ryder System Inc.	5.250%	6/1/2028	540	555
	Ryder System Inc.	6.300%	12/1/2028	200	212
[1]	Ryder System Inc.	4.850%	6/15/2030	50	51
	Ryder System Inc.	4.300%	12/1/2030	100	100
	Ryder System Inc.	6.600%	12/1/2033	300	338
	Southwest Airlines Co.	5.125%	6/15/2027	725	733
	Southwest Airlines Co.	4.375%	11/15/2028	100	101
	Southwest Airlines Co.	5.250%	11/15/2035	150	149
	Teledyne Technologies Inc.	2.750%	4/1/2031	240	224

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Textron Inc.	2.450%	3/15/2031	625	573
	Textron Inc.	6.100%	11/15/2033	50	55
	Textron Inc.	4.950%	3/15/2036	50	50
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	430	430
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	325	287
	Trimble Inc.	4.900%	6/15/2028	465	470
	Triton Container International Ltd.	3.250%	3/15/2032	284	263
	Triton Container International Ltd.	5.150%	2/15/2033	200	200
	Tyco Electronics Group SA	4.500%	2/9/2031	100	102
	Tyco Electronics Group SA	4.875%	2/9/2036	188	191
	Tyco Electronics Group SA	7.125%	10/1/2037	130	155
	Union Pacific Corp.	2.400%	2/5/2030	45	43
	Union Pacific Corp.	2.375%	5/20/2031	344	318
	Union Pacific Corp.	2.800%	2/14/2032	625	581
	Union Pacific Corp.	4.500%	1/20/2033	75	76
	Union Pacific Corp.	5.100%	2/20/2035	114	119
	Union Pacific Corp.	2.891%	4/6/2036	1,020	876
	Union Pacific Corp.	3.600%	9/15/2037	400	361
[1]	Union Pacific Corp.	3.550%	8/15/2039	535	465
	Union Pacific Corp.	3.250%	2/5/2050	1,110	780
	Union Pacific Corp.	5.600%	12/1/2054	475	480
	Union Pacific Corp.	3.839%	3/20/2060	150	110
	Union Pacific Corp.	2.973%	9/16/2062	250	150
	Union Pacific Corp.	3.750%	2/5/2070	565	391
	Union Pacific Corp.	3.799%	4/6/2071	200	140
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	39	40
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	319	338
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	237	232
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	465	459
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	113	118
	United Parcel Service Inc.	3.050%	11/15/2027	545	540
	United Parcel Service Inc.	4.650%	10/15/2030	50	52
	United Parcel Service Inc.	4.875%	3/3/2033	275	287
	United Parcel Service Inc.	6.200%	1/15/2038	320	360
	United Parcel Service Inc.	4.875%	11/15/2040	60	59
	United Parcel Service Inc.	3.625%	10/1/2042	200	164
	United Parcel Service Inc.	3.750%	11/15/2047	250	196
	United Parcel Service Inc.	5.050%	3/3/2053	855	791
	United Parcel Service Inc.	5.500%	5/22/2054	375	371
	United Parcel Service Inc.	5.950%	5/14/2055	140	147
	United Parcel Service Inc.	5.600%	5/22/2064	115	113
	United Parcel Service Inc.	6.050%	5/14/2065	285	298
	Valmont Industries Inc.	5.000%	10/1/2044	475	442
[3]	Vertiv Holdings Co.	4.850%	3/15/2036	100	100
[3]	Vertiv Holdings Co.	5.650%	3/15/2046	100	99
[3]	Vertiv Holdings Co.	5.800%	3/15/2056	188	188
[3]	Vertiv Holdings Co.	5.950%	3/15/2066	50	50
	Waste Connections Inc.	2.600%	2/1/2030	510	486
	Waste Connections Inc.	3.200%	6/1/2032	220	208
	Waste Connections Inc.	4.200%	1/15/2033	395	390
	Waste Connections Inc.	5.250%	9/1/2035	104	109
	Waste Connections Inc.	2.950%	1/15/2052	240	158
	Waste Management Inc.	4.950%	7/3/2027	275	279
	Waste Management Inc.	1.150%	3/15/2028	755	717
	Waste Management Inc.	4.500%	3/15/2028	451	458
	Waste Management Inc.	4.875%	2/15/2029	450	463
	Waste Management Inc.	1.500%	3/15/2031	100	89
	Waste Management Inc.	4.800%	3/15/2032	350	362
	Waste Management Inc.	4.150%	4/15/2032	25	25
	Waste Management Inc.	4.875%	2/15/2034	50	52
	Waste Management Inc.	2.950%	6/1/2041	50	39
	Waste Management Inc.	5.350%	10/15/2054	780	769
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	105	111
	WW Grainger Inc.	3.750%	5/15/2046	460	375
	Xylem Inc.	1.950%	1/30/2028	382	369
					114,225
Materials (2.9%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	160	157

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products and Chemicals Inc.	4.900%	10/11/2032	50	52
	Air Products and Chemicals Inc.	4.800%	3/3/2033	530	546
	Air Products and Chemicals Inc.	2.700%	5/15/2040	20	15
	Air Products and Chemicals Inc.	2.800%	5/15/2050	140	91
	Albemarle Corp.	5.050%	6/1/2032	515	525
	Albemarle Corp.	5.450%	12/1/2044	25	24
	Albemarle Corp.	5.650%	6/1/2052	25	23
	Amcor Finance USA Inc.	4.500%	5/15/2028	255	257
	Amcor Finance USA Inc.	5.625%	5/26/2033	225	239
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	135	137
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	126	130
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	52	55
	Amcor Group Finance plc	5.450%	5/23/2029	200	208
	Amrize Finance US LLC	4.600%	4/7/2027	51	51
	Amrize Finance US LLC	4.700%	4/7/2028	87	88
	Amrize Finance US LLC	4.950%	4/7/2030	37	38
	Amrize Finance US LLC	5.400%	4/7/2035	800	836
	Amrize Finance US LLC	7.125%	7/15/2036	175	205
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	25	24
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	450	435
	AptarGroup Inc.	4.750%	3/30/2031	119	121
	AptarGroup Inc.	3.600%	3/15/2032	315	301
	ArcelorMittal SA	6.800%	11/29/2032	350	397
	ArcelorMittal SA	6.000%	6/17/2034	100	108
	ArcelorMittal SA	6.350%	6/17/2054	260	279
	Barrick North America Finance LLC	5.750%	5/1/2043	500	518
	Berry Global Inc.	5.500%	4/15/2028	200	206
	Berry Global Inc.	5.650%	1/15/2034	465	491
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	600	622
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	418	439
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	260	273
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	450	463
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	1,100	1,066
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	50	50
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	100	104
	Carlisle Cos. Inc.	2.750%	3/1/2030	256	243
	Carlisle Cos. Inc.	5.250%	9/15/2035	24	25
	Carlisle Cos. Inc.	5.550%	9/15/2040	220	227
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	85	84
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	70	63
	CF Industries Inc.	5.150%	3/15/2034	475	483
	CF Industries Inc.	5.300%	11/26/2035	100	102
	CF Industries Inc.	5.375%	3/15/2044	130	124
	CRH America Finance Inc.	4.400%	2/9/2031	207	208
	CRH America Finance Inc.	5.500%	1/9/2035	450	473
	CRH America Finance Inc.	5.000%	2/9/2036	250	253
	CRH America Finance Inc.	5.600%	2/9/2056	150	150
	CRH SMW Finance DAC	5.125%	1/9/2030	385	399
	Dow Chemical Co.	4.800%	11/30/2028	400	407
	Dow Chemical Co.	5.150%	2/15/2034	490	488
	Dow Chemical Co.	4.250%	10/1/2034	50	46
	Dow Chemical Co.	5.250%	11/15/2041	195	175
	Dow Chemical Co.	4.625%	10/1/2044	610	493
	Dow Chemical Co.	5.550%	11/30/2048	205	179
	Dow Chemical Co.	3.600%	11/15/2050	225	147
	Dow Chemical Co.	6.900%	5/15/2053	255	261
	Dow Chemical Co.	5.600%	2/15/2054	210	182
	Dow Chemical Co.	5.950%	3/15/2055	125	113
[2]	DuPont de Nemours Inc.	4.725%	11/15/2028	77	78
	DuPont de Nemours Inc.	5.319%	11/15/2038	50	51
	Eagle Materials Inc.	5.000%	3/15/2036	150	149
	Eastman Chemical Co.	5.000%	8/1/2029	500	513
	Eastman Chemical Co.	4.500%	2/20/2031	200	200
	Eastman Chemical Co.	5.625%	2/20/2034	580	605
	Eastman Chemical Co.	4.650%	10/15/2044	230	199
	Ecolab Inc.	1.300%	1/30/2031	350	308
	Ecolab Inc.	5.000%	9/1/2035	125	129
	Ecolab Inc.	3.950%	12/1/2047	65	54
	Ecolab Inc.	2.750%	8/18/2055	310	190
	EIDP Inc.	2.300%	7/15/2030	463	433

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EIDP Inc.	5.125%	5/15/2032	265	275
Freeport-McMoRan Inc.	4.250%	3/1/2030	465	466
Freeport-McMoRan Inc.	5.450%	3/15/2043	525	519
Georgia-Pacific LLC	7.750%	11/15/2029	45	51
Gerdau Trade Inc.	5.750%	6/9/2035	109	113
International Flavors & Fragrances Inc.	5.000%	9/26/2048	202	182
International Paper Co.	6.000%	11/15/2041	125	130
International Paper Co.	5.150%	5/15/2046	115	107
International Paper Co.	4.350%	8/15/2048	610	500
Linde Inc.	1.100%	8/10/2030	735	653
LYB International Finance III LLC	2.250%	10/1/2030	660	597
LYB International Finance III LLC	5.625%	5/15/2033	565	577
LYB International Finance III LLC	6.150%	5/15/2035	25	26
LYB International Finance III LLC	5.875%	1/15/2036	100	101
LYB International Finance III LLC	4.200%	10/15/2049	225	163
LYB International Finance III LLC	4.200%	5/1/2050	360	260
LYB International Finance III LLC	3.625%	4/1/2051	910	595
LYB International Finance III LLC	3.800%	10/1/2060	65	41
Martin Marietta Materials Inc.	3.500%	12/15/2027	35	35
Martin Marietta Materials Inc.	5.150%	12/1/2034	283	292
Martin Marietta Materials Inc.	3.200%	7/15/2051	515	350
Mosaic Co.	4.050%	11/15/2027	225	225
Mosaic Co.	5.375%	11/15/2028	35	36
Mosaic Co.	4.350%	1/15/2029	150	151
Mosaic Co.	4.600%	11/15/2030	150	152
Mosaic Co.	5.450%	11/15/2033	50	52
Mosaic Co.	5.625%	11/15/2043	215	210
Newmont Corp.	2.600%	7/15/2032	55	50
Newmont Corp.	5.350%	3/15/2034	902	953
Newmont Corp.	5.450%	6/9/2044	305	309
Nucor Corp.	4.300%	5/23/2027	571	575
Nucor Corp.	3.950%	5/1/2028	100	100
Nucor Corp.	3.125%	4/1/2032	200	188
Nucor Corp.	6.400%	12/1/2037	420	474
Nucor Corp.	4.400%	5/1/2048	270	233
Nutrien Ltd.	5.200%	6/21/2027	613	623
Nutrien Ltd.	4.200%	4/1/2029	502	504
Nutrien Ltd.	2.950%	5/13/2030	200	191
Nutrien Ltd.	5.250%	3/12/2032	89	93
Nutrien Ltd.	6.125%	1/15/2041	90	96
Nutrien Ltd.	5.250%	1/15/2045	412	396
Nutrien Ltd.	5.000%	4/1/2049	25	23
Nutrien Ltd.	5.800%	3/27/2053	655	668
Packaging Corp. of America	3.400%	12/15/2027	200	198
Packaging Corp. of America	5.700%	12/1/2033	295	314
Packaging Corp. of America	5.200%	8/15/2035	53	54
PPG Industries Inc.	3.750%	3/15/2028	425	424
PPG Industries Inc.	4.375%	3/15/2031	277	278
Rio Tinto Alcan Inc.	6.125%	12/15/2033	300	331
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	150	95
Rio Tinto Finance USA plc	4.375%	3/12/2027	16	16
Rio Tinto Finance USA plc	4.500%	3/14/2028	109	111
Rio Tinto Finance USA plc	4.875%	3/14/2030	125	129
Rio Tinto Finance USA plc	5.000%	3/14/2032	83	86
Rio Tinto Finance USA plc	5.000%	3/9/2033	235	244
Rio Tinto Finance USA plc	5.250%	3/14/2035	778	813
Rio Tinto Finance USA plc	5.125%	3/9/2053	275	261
Rio Tinto Finance USA plc	5.750%	3/14/2055	250	260
Rio Tinto Finance USA plc	5.875%	3/14/2065	321	335
RPM International Inc.	4.550%	3/1/2029	370	376
Sherwin-Williams Co.	3.450%	6/1/2027	610	607
Sherwin-Williams Co.	4.300%	8/15/2028	40	40
Sherwin-Williams Co.	2.950%	8/15/2029	50	48
Sherwin-Williams Co.	2.300%	5/15/2030	255	237
Sherwin-Williams Co.	4.500%	8/15/2030	60	61
Sherwin-Williams Co.	2.200%	3/15/2032	205	182
Sherwin-Williams Co.	5.150%	8/15/2035	300	308
Sherwin-Williams Co.	4.500%	6/1/2047	475	411
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	520	542
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	135	137

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	625	649
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	537	547
	Sonoco Products Co.	5.000%	9/1/2034	258	260
	Southern Copper Corp.	7.500%	7/27/2035	165	196
	Southern Copper Corp.	6.750%	4/16/2040	213	244
	Southern Copper Corp.	5.250%	11/8/2042	705	689
	Southern Copper Corp.	5.875%	4/23/2045	308	322
	Steel Dynamics Inc.	4.000%	12/15/2028	200	200
	Steel Dynamics Inc.	3.250%	1/15/2031	125	120
	Steel Dynamics Inc.	5.375%	8/15/2034	440	457
	Steel Dynamics Inc.	5.250%	5/15/2035	320	328
	Steel Dynamics Inc.	5.750%	5/15/2055	76	76
	Suzano Austria GmbH	6.000%	1/15/2029	810	840
	Suzano Austria GmbH	3.125%	1/15/2032	708	643
	Suzano Netherlands BV	5.500%	1/15/2036	207	209
	Vale Overseas Ltd.	3.750%	7/8/2030	406	394
	Vale Overseas Ltd.	6.400%	6/28/2054	630	660
	Vale SA	5.625%	9/11/2042	279	284
	Vulcan Materials Co.	4.950%	12/1/2029	370	381
	Vulcan Materials Co.	3.500%	6/1/2030	40	39
	Vulcan Materials Co.	5.350%	12/1/2034	340	354
	Vulcan Materials Co.	4.700%	3/1/2048	125	112
	Vulcan Materials Co.	5.700%	12/1/2054	345	347
	Westlake Corp.	3.375%	6/15/2030	125	121
	Westlake Corp.	5.550%	11/15/2035	161	163
	Westlake Corp.	5.000%	8/15/2046	170	149
	Westlake Corp.	3.125%	8/15/2051	170	106
	Westlake Corp.	6.375%	11/15/2055	316	317
	WRKCo Inc.	4.000%	3/15/2028	455	456
	WRKCo Inc.	3.900%	6/1/2028	250	250
	WRKCo Inc.	4.200%	6/1/2032	455	447
	WRKCo Inc.	3.000%	6/15/2033	390	352
					47,753
Real Estate (3.6%)
	Agree LP	2.000%	6/15/2028	200	192
	Agree LP	2.900%	10/1/2030	200	189
	Agree LP	5.625%	6/15/2034	225	238
	Agree LP	5.600%	6/15/2035	20	21
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	250	235
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	335	288
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	380	316
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	351	305
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	50	49
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	495	498
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	183	141
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	40	29
	American Homes 4 Rent LP	4.900%	2/15/2029	200	204
	American Homes 4 Rent LP	4.950%	6/15/2030	100	102
	American Homes 4 Rent LP	5.500%	2/1/2034	270	278
	American Homes 4 Rent LP	5.500%	7/15/2034	275	283
	American Homes 4 Rent LP	5.250%	3/15/2035	230	232
	American Tower Corp.	3.550%	7/15/2027	25	25
	American Tower Corp.	5.800%	11/15/2028	1,000	1,044
	American Tower Corp.	5.200%	2/15/2029	60	62
	American Tower Corp.	3.800%	8/15/2029	500	495
	American Tower Corp.	4.900%	3/15/2030	211	217
	American Tower Corp.	1.875%	10/15/2030	200	180
	American Tower Corp.	2.700%	4/15/2031	590	548
	American Tower Corp.	4.050%	3/15/2032	200	197
	American Tower Corp.	5.650%	3/15/2033	200	212
	American Tower Corp.	5.550%	7/15/2033	200	211
	American Tower Corp.	5.900%	11/15/2033	200	216
	American Tower Corp.	5.350%	3/15/2035	100	104
	American Tower Corp.	3.100%	6/15/2050	425	285
	American Tower Corp.	2.950%	1/15/2051	445	287
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	320	327
[1]	AvalonBay Communities Inc.	3.350%	5/15/2027	90	90
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	270	268
	AvalonBay Communities Inc.	4.350%	12/1/2030	224	226

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	200	185
	AvalonBay Communities Inc.	5.000%	2/15/2033	225	233
	AvalonBay Communities Inc.	5.300%	12/7/2033	335	353
	AvalonBay Communities Inc.	5.000%	8/1/2035	100	102
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	200	163
	Boston Properties LP	2.550%	4/1/2032	50	44
	Boston Properties LP	6.500%	1/15/2034	630	675
	Brixmor Operating Partnership LP	5.750%	2/15/2035	225	238
	Broadstone Net Lease LLC	2.600%	9/15/2031	200	179
	Camden Property Trust	3.150%	7/1/2029	705	686
	Camden Property Trust	4.900%	1/15/2034	280	286
	CBRE Services Inc.	4.800%	6/15/2030	425	433
	CBRE Services Inc.	4.900%	1/15/2033	223	226
	CBRE Services Inc.	5.950%	8/15/2034	200	214
	CBRE Services Inc.	5.500%	6/15/2035	100	103
	COPT Defense Properties LP	4.500%	10/15/2030	296	297
	COPT Defense Properties LP	2.900%	12/1/2033	278	241
	Cousins Properties LP	4.875%	3/1/2033	163	162
	Cousins Properties LP	5.875%	10/1/2034	485	508
	Crown Castle Inc.	2.900%	3/15/2027	200	198
	Crown Castle Inc.	3.650%	9/1/2027	375	373
	Crown Castle Inc.	3.800%	2/15/2028	500	498
	Crown Castle Inc.	4.900%	9/1/2029	575	586
	Crown Castle Inc.	2.500%	7/15/2031	260	235
	Crown Castle Inc.	5.100%	5/1/2033	730	744
	Crown Castle Inc.	4.750%	5/15/2047	60	53
	Crown Castle Inc.	3.250%	1/15/2051	850	572
	CubeSmart LP	2.250%	12/15/2028	110	105
	Digital Realty Trust LP	3.700%	8/15/2027	275	274
	Digital Realty Trust LP	4.450%	7/15/2028	207	209
	Digital Realty Trust LP	3.600%	7/1/2029	300	296
	DOC DR LLC	4.300%	3/15/2027	240	241
	DOC DR LLC	2.625%	11/1/2031	200	182
	EPR Properties	3.750%	8/15/2029	240	234
[3]	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	148	148
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	300	303
[3]	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	300	301
	Equinix Inc.	3.200%	11/18/2029	50	48
	Equinix Inc.	2.150%	7/15/2030	925	846
	Equinix Inc.	2.500%	5/15/2031	255	233
	Equinix Inc.	3.900%	4/15/2032	200	194
	Equinix Inc.	3.000%	7/15/2050	510	330
	ERP Operating LP	3.250%	8/1/2027	340	338
	ERP Operating LP	3.500%	3/1/2028	50	50
	ERP Operating LP	4.150%	12/1/2028	202	203
	ERP Operating LP	3.000%	7/1/2029	200	194
	ERP Operating LP	4.950%	6/15/2032	40	41
	ERP Operating LP	4.650%	9/15/2034	200	200
	ERP Operating LP	4.500%	7/1/2044	125	114
	Essential Properties LP	2.950%	7/15/2031	342	315
	Essential Properties LP	5.400%	12/1/2035	215	219
	Essex Portfolio LP	3.625%	5/1/2027	75	75
	Essex Portfolio LP	3.000%	1/15/2030	300	287
	Essex Portfolio LP	5.500%	4/1/2034	623	648
	Essex Portfolio LP	4.875%	2/15/2036	580	574
	Extra Space Storage LP	3.875%	12/15/2027	135	135
	Extra Space Storage LP	5.700%	4/1/2028	466	481
	Extra Space Storage LP	3.900%	4/1/2029	300	298
	Extra Space Storage LP	4.000%	6/15/2029	200	199
	Extra Space Storage LP	2.200%	10/15/2030	220	201
	Extra Space Storage LP	5.900%	1/15/2031	110	117
	Extra Space Storage LP	2.350%	3/15/2032	200	177
	Extra Space Storage LP	4.950%	1/15/2033	131	133
	Extra Space Storage LP	5.400%	6/15/2035	200	207
	Federal Realty OP LP	3.250%	7/15/2027	251	249
	Federal Realty OP LP	3.200%	6/15/2029	275	268
	Federal Realty OP LP	4.500%	12/1/2044	130	115
	GLP Capital LP	4.000%	1/15/2030	100	98
	GLP Capital LP	4.000%	1/15/2031	730	703
	GLP Capital LP	5.250%	2/15/2033	145	147

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	5.625%	9/15/2034	220	224
	GLP Capital LP	5.750%	11/1/2037	325	323
	GLP Capital LP	6.250%	9/15/2054	102	102
	Healthpeak OP LLC	2.125%	12/1/2028	225	214
	Healthpeak OP LLC	3.500%	7/15/2029	233	228
	Healthpeak OP LLC	3.000%	1/15/2030	577	552
	Healthpeak OP LLC	2.875%	1/15/2031	313	293
	Highwoods Realty LP	4.200%	4/15/2029	340	337
	Highwoods Realty LP	3.050%	2/15/2030	570	537
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	450	436
	Host Hotels & Resorts LP	5.700%	7/1/2034	200	208
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	310	323
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	115	116
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	125	124
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	615	658
	Kimco Realty OP LLC	1.900%	3/1/2028	210	202
	Kimco Realty OP LLC	2.700%	10/1/2030	480	455
	Kimco Realty OP LLC	4.850%	3/1/2035	200	202
	Kimco Realty OP LLC	4.250%	4/1/2045	215	185
	Kimco Realty OP LLC	4.450%	9/1/2047	265	231
	Kite Realty Group LP	5.200%	8/15/2032	50	51
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	166	170
	LXP Industrial Trust	2.375%	10/1/2031	200	177
	Mid-America Apartments LP	3.600%	6/1/2027	500	499
	Mid-America Apartments LP	3.950%	3/15/2029	345	345
	Mid-America Apartments LP	5.300%	2/15/2032	195	205
	Mid-America Apartments LP	4.650%	1/15/2033	167	168
	Mid-America Apartments LP	5.000%	3/15/2034	295	300
	Mid-America Apartments LP	4.950%	3/1/2035	95	96
	NNN REIT Inc.	3.500%	10/15/2027	399	397
	NNN REIT Inc.	4.300%	10/15/2028	70	71
	NNN REIT Inc.	2.500%	4/15/2030	50	47
	NNN REIT Inc.	4.600%	2/15/2031	175	177
	NNN REIT Inc.	3.000%	4/15/2052	545	350
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	370	371
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	85	87
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	230	217
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	160	165
	Piedmont Operating Partnership LP	5.625%	1/15/2033	215	216
	Prologis LP	3.375%	12/15/2027	325	323
	Prologis LP	4.000%	9/15/2028	239	240
	Prologis LP	1.250%	10/15/2030	525	464
	Prologis LP	1.750%	2/1/2031	225	201
	Prologis LP	4.625%	1/15/2033	200	203
	Prologis LP	4.750%	6/15/2033	349	355
	Prologis LP	5.125%	1/15/2034	75	78
	Prologis LP	5.000%	1/31/2035	200	204
	Prologis LP	3.050%	3/1/2050	30	20
	Prologis LP	3.000%	4/15/2050	335	224
	Prologis LP	2.125%	10/15/2050	130	71
	Prologis LP	5.250%	3/15/2054	355	342
	Public Storage Operating Co.	1.950%	11/9/2028	125	119
	Public Storage Operating Co.	5.125%	1/15/2029	460	477
	Public Storage Operating Co.	4.375%	7/1/2030	300	305
	Public Storage Operating Co.	2.300%	5/1/2031	455	417
	Public Storage Operating Co.	5.100%	8/1/2033	290	302
	Public Storage Operating Co.	5.000%	7/1/2035	175	180
	Rayonier LP	2.750%	5/17/2031	340	311
	Realty Income Corp.	2.100%	3/15/2028	695	671
	Realty Income Corp.	4.700%	12/15/2028	150	153
	Realty Income Corp.	3.100%	12/15/2029	130	126
	Realty Income Corp.	5.625%	10/13/2032	200	214
	Realty Income Corp.	2.850%	12/15/2032	200	182
	Realty Income Corp.	4.500%	2/1/2033	426	427
	Realty Income Corp.	4.900%	7/15/2033	360	368
	Realty Income Corp.	5.125%	2/15/2034	100	103
	Realty Income Corp.	4.650%	3/15/2047	30	27
	Realty Income Corp.	5.375%	9/1/2054	160	157
	Regency Centers LP	5.000%	7/15/2032	50	51
	Regency Centers LP	4.500%	3/15/2033	88	88

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regency Centers LP	5.250%	1/15/2034	200	207
	Regency Centers LP	5.100%	1/15/2035	225	230
	Regency Centers LP	4.400%	2/1/2047	320	279
	Rexford Industrial Realty LP	2.125%	12/1/2030	55	50
	Rexford Industrial Realty LP	2.150%	9/1/2031	225	200
	Sabra Health Care LP	3.200%	12/1/2031	400	370
	Safehold GL Holdings LLC	2.800%	6/15/2031	30	28
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	183
	Safehold GL Holdings LLC	5.650%	1/15/2035	100	104
	Simon Property Group LP	2.450%	9/13/2029	309	294
	Simon Property Group LP	4.375%	10/1/2030	520	526
	Simon Property Group LP	4.300%	1/15/2031	275	277
	Simon Property Group LP	2.250%	1/15/2032	150	134
	Simon Property Group LP	2.650%	2/1/2032	200	182
	Simon Property Group LP	5.500%	3/8/2033	200	212
	Simon Property Group LP	6.250%	1/15/2034	295	326
	Simon Property Group LP	5.125%	10/1/2035	31	32
	Simon Property Group LP	4.750%	3/15/2042	75	70
	Simon Property Group LP	3.250%	9/13/2049	240	169
	Simon Property Group LP	3.800%	7/15/2050	295	227
	Simon Property Group LP	5.850%	3/8/2053	415	430
	Simon Property Group LP	6.650%	1/15/2054	410	465
[1]	Store Capital LLC	5.400%	4/30/2030	345	354
	Store Capital LLC	2.750%	11/18/2030	200	184
	Sun Communities Operating LP	4.200%	4/15/2032	200	196
	Tanger Properties LP	2.750%	9/1/2031	40	37
[1]	UDR Inc.	3.500%	7/1/2027	77	77
	Ventas Realty LP	4.750%	11/15/2030	255	260
	Ventas Realty LP	2.500%	9/1/2031	395	359
	Ventas Realty LP	5.100%	7/15/2032	565	584
	Ventas Realty LP	5.000%	1/15/2035	140	141
	Ventas Realty LP	5.000%	2/15/2036	150	150
	VICI Properties LP	4.750%	2/15/2028	775	782
	VICI Properties LP	4.750%	4/1/2028	360	364
	VICI Properties LP	4.950%	2/15/2030	385	391
	VICI Properties LP	5.125%	11/15/2031	260	265
	VICI Properties LP	5.125%	5/15/2032	90	91
	VICI Properties LP	5.750%	4/1/2034	305	317
	VICI Properties LP	5.625%	4/1/2035	112	115
	Welltower OP LLC	2.050%	1/15/2029	600	570
	Welltower OP LLC	4.500%	7/1/2030	200	204
	Welltower OP LLC	2.750%	1/15/2031	200	188
	Welltower OP LLC	2.800%	6/1/2031	269	251
	Welltower OP LLC	3.850%	6/15/2032	125	122
	Welltower OP LLC	5.125%	7/1/2035	340	350
	Welltower OP LLC	4.950%	9/1/2048	525	496
	Weyerhaeuser Co.	4.000%	11/15/2029	35	35
	Weyerhaeuser Co.	4.000%	4/15/2030	694	689
	Weyerhaeuser Co.	3.375%	3/9/2033	215	199
	WP Carey Inc.	3.850%	7/15/2029	655	650
	WP Carey Inc.	2.450%	2/1/2032	730	653
					59,442
Technology (8.3%)
	Accenture Capital Inc.	3.900%	10/4/2027	175	176
	Accenture Capital Inc.	4.050%	10/4/2029	540	543
	Accenture Capital Inc.	4.250%	10/4/2031	825	828
	Adobe Inc.	4.750%	1/17/2028	710	724
[4]	Adobe Inc.	4.950%	4/4/2034	529	541
	Advanced Micro Devices Inc.	4.319%	3/24/2028	60	61
	Advanced Micro Devices Inc.	4.393%	6/1/2052	30	26
	Analog Devices Inc.	4.250%	6/15/2028	410	414
	Analog Devices Inc.	4.500%	6/15/2030	360	368
	Analog Devices Inc.	2.100%	10/1/2031	525	473
	Analog Devices Inc.	2.800%	10/1/2041	585	439
	Analog Devices Inc.	2.950%	10/1/2051	50	33
	Apple Inc.	3.200%	5/11/2027	499	497
	Apple Inc.	3.000%	6/20/2027	110	109
	Apple Inc.	1.200%	2/8/2028	830	794
	Apple Inc.	4.000%	5/10/2028	600	605

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.000%	5/12/2028	643	649
	Apple Inc.	3.250%	8/8/2029	545	538
	Apple Inc.	1.650%	5/11/2030	275	253
	Apple Inc.	4.200%	5/12/2030	449	456
	Apple Inc.	1.650%	2/8/2031	575	520
	Apple Inc.	4.500%	5/12/2032	220	227
	Apple Inc.	3.350%	8/8/2032	453	439
	Apple Inc.	4.300%	5/10/2033	715	731
	Apple Inc.	4.750%	5/12/2035	702	725
	Apple Inc.	4.500%	2/23/2036	333	341
	Apple Inc.	3.850%	5/4/2043	408	350
	Apple Inc.	4.375%	5/13/2045	1,070	966
	Apple Inc.	4.650%	2/23/2046	630	587
	Apple Inc.	3.750%	9/12/2047	85	68
	Apple Inc.	3.750%	11/13/2047	967	776
	Apple Inc.	2.950%	9/11/2049	1,269	867
	Apple Inc.	2.650%	5/11/2050	1,174	746
	Apple Inc.	2.400%	8/20/2050	25	15
	Apple Inc.	2.650%	2/8/2051	225	142
	Apple Inc.	3.950%	8/8/2052	1,140	917
	Apple Inc.	2.550%	8/20/2060	220	124
	Apple Inc.	4.100%	8/8/2062	270	215
	Applied Materials Inc.	1.750%	6/1/2030	665	607
	Applied Materials Inc.	5.100%	10/1/2035	252	262
	Applied Materials Inc.	4.600%	1/15/2036	125	124
	Applied Materials Inc.	5.850%	6/15/2041	285	309
	Autodesk Inc.	5.300%	6/15/2035	225	229
	Automatic Data Processing Inc.	1.700%	5/15/2028	205	196
	Automatic Data Processing Inc.	1.250%	9/1/2030	425	379
	Automatic Data Processing Inc.	4.750%	5/8/2032	140	144
	Automatic Data Processing Inc.	4.450%	9/9/2034	575	574
	Avnet Inc.	6.250%	3/15/2028	200	207
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	30	31
	Broadcom Corp.	3.500%	1/15/2028	67	67
	Broadcom Inc.	5.050%	7/12/2027	172	175
	Broadcom Inc.	4.800%	4/15/2028	225	230
	Broadcom Inc.	5.050%	7/12/2029	1,405	1,453
	Broadcom Inc.	5.000%	4/15/2030	65	67
	Broadcom Inc.	5.050%	4/15/2030	395	409
	Broadcom Inc.	4.600%	7/15/2030	175	179
	Broadcom Inc.	4.200%	10/15/2030	134	135
	Broadcom Inc.	4.150%	11/15/2030	1,235	1,239
	Broadcom Inc.	4.300%	1/15/2031	136	137
	Broadcom Inc.	2.450%	2/15/2031	500	462
	Broadcom Inc.	5.150%	11/15/2031	230	241
[1]	Broadcom Inc.	4.550%	2/15/2032	200	203
[2]	Broadcom Inc.	4.150%	4/15/2032	350	346
	Broadcom Inc.	5.200%	4/15/2032	230	240
	Broadcom Inc.	4.900%	7/15/2032	545	561
	Broadcom Inc.	4.300%	11/15/2032	385	384
	Broadcom Inc.	4.600%	1/15/2033	377	381
	Broadcom Inc.	3.419%	4/15/2033	345	323
	Broadcom Inc.	3.469%	4/15/2034	560	517
	Broadcom Inc.	4.800%	10/15/2034	918	927
	Broadcom Inc.	5.200%	7/15/2035	1,085	1,121
[2]	Broadcom Inc.	3.137%	11/15/2035	1,515	1,323
	Broadcom Inc.	4.950%	1/15/2036	331	335
	Broadcom Inc.	4.800%	2/15/2036	997	1,000
[2]	Broadcom Inc.	3.187%	11/15/2036	350	302
	Broadcom Inc.	4.900%	2/15/2038	1,032	1,027
	Broadcom Inc.	3.500%	2/15/2041	500	414
	Broadcom Inc.	3.750%	2/15/2051	390	301
	Broadcom Inc.	5.700%	1/15/2056	104	107
	Cadence Design Systems Inc.	4.200%	9/10/2027	720	723
	Cadence Design Systems Inc.	4.700%	9/10/2034	760	766
	CDW LLC	3.276%	12/1/2028	115	112
	CDW LLC	5.100%	3/1/2030	150	152
	CDW LLC	3.569%	12/1/2031	95	89
	CDW LLC	5.550%	8/22/2034	200	201
	CGI Inc.	4.950%	3/14/2030	480	487

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cintas Corp. No. 2	3.700%	4/1/2027	135	135
Cintas Corp. No. 2	4.200%	5/1/2028	260	262
Cisco Systems Inc.	4.850%	2/26/2029	1,060	1,092
Cisco Systems Inc.	5.050%	2/26/2034	1,050	1,091
Cisco Systems Inc.	5.900%	2/15/2039	325	355
Cisco Systems Inc.	5.500%	1/15/2040	1,205	1,265
Cisco Systems Inc.	5.300%	2/26/2054	425	414
Concentrix Corp.	6.600%	8/2/2028	621	623
Concentrix Corp.	6.500%	3/1/2029	100	99
Concentrix Corp.	6.850%	8/2/2033	200	193
Corning Inc.	5.350%	11/15/2048	200	198
Corning Inc.	3.900%	11/15/2049	235	186
Corning Inc.	4.375%	11/15/2057	480	401
Corning Inc.	5.450%	11/15/2079	25	24
Dell International LLC	6.100%	7/15/2027	50	51
Dell International LLC	4.750%	4/1/2028	251	255
Dell International LLC	4.150%	2/15/2029	269	270
Dell International LLC	5.300%	10/1/2029	150	156
Dell International LLC	4.350%	2/1/2030	495	498
Dell International LLC	6.200%	7/15/2030	50	54
Dell International LLC	4.500%	2/15/2031	544	547
Dell International LLC	5.300%	4/1/2032	228	237
Dell International LLC	4.750%	10/6/2032	229	231
Dell International LLC	5.750%	2/1/2033	576	612
Dell International LLC	5.400%	4/15/2034	650	673
Dell International LLC	4.850%	2/1/2035	200	199
Dell International LLC	5.500%	4/1/2035	231	240
Dell International LLC	5.100%	2/15/2036	299	300
Dell International LLC	8.100%	7/15/2036	105	128
Dell International LLC	8.350%	7/15/2046	350	448
Dell International LLC	3.450%	12/15/2051	155	109
Equifax Inc.	5.100%	12/15/2027	690	703
Equifax Inc.	2.350%	9/15/2031	200	179
Fidelity National Information Services Inc.	1.650%	3/1/2028	460	439
Fidelity National Information Services Inc.	3.750%	5/21/2029	65	64
Fidelity National Information Services Inc.	2.250%	3/1/2031	550	495
Fidelity National Information Services Inc.	5.100%	7/15/2032	250	254
Fiserv Inc.	2.250%	6/1/2027	150	147
Fiserv Inc.	5.450%	3/2/2028	65	66
Fiserv Inc.	3.500%	7/1/2029	1,200	1,166
Fiserv Inc.	2.650%	6/1/2030	230	213
Fiserv Inc.	4.550%	2/15/2031	143	143
Fiserv Inc.	5.350%	3/15/2031	1,130	1,164
Fiserv Inc.	5.625%	8/21/2033	200	207
Fiserv Inc.	5.150%	8/12/2034	50	50
Fiserv Inc.	5.250%	8/11/2035	209	209
Flex Ltd.	4.875%	6/15/2029	437	445
Flex Ltd.	5.250%	1/15/2032	54	55
Flex Ltd.	5.375%	11/13/2035	258	261
Gartner Inc.	4.950%	3/20/2031	200	197
Gartner Inc.	5.600%	11/20/2035	270	259
Genpact Luxembourg Sarl	6.000%	6/4/2029	25	26
Genpact UK Finco plc	4.950%	11/18/2030	360	356
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	151	151
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	175	180
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	145	145
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	165	167
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	255	255
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	345	341
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	630	647
HP Inc.	3.000%	6/17/2027	115	114
HP Inc.	4.750%	1/15/2028	50	51
HP Inc.	4.000%	4/15/2029	235	233
HP Inc.	3.400%	6/17/2030	548	527
HP Inc.	2.650%	6/17/2031	740	670
HP Inc.	4.200%	4/15/2032	490	475
HP Inc.	6.100%	4/25/2035	75	80
Hubbell Inc.	4.800%	11/15/2035	105	106
IBM International Capital Pte. Ltd.	4.600%	2/5/2029	510	519
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	300	304

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	1,010	971
	Intel Corp.	3.750%	3/25/2027	225	225
	Intel Corp.	3.150%	5/11/2027	570	564
	Intel Corp.	3.750%	8/5/2027	769	766
	Intel Corp.	4.150%	8/5/2032	820	802
	Intel Corp.	4.000%	12/15/2032	450	435
	Intel Corp.	5.200%	2/10/2033	460	474
	Intel Corp.	4.600%	3/25/2040	315	286
	Intel Corp.	4.800%	10/1/2041	465	420
	Intel Corp.	5.625%	2/10/2043	615	603
	Intel Corp.	4.900%	7/29/2045	200	175
	Intel Corp.	4.100%	5/11/2047	25	19
	Intel Corp.	3.734%	12/8/2047	200	145
	Intel Corp.	3.250%	11/15/2049	710	464
	Intel Corp.	4.750%	3/25/2050	740	616
	Intel Corp.	4.900%	8/5/2052	799	674
	Intel Corp.	5.700%	2/10/2053	447	424
	Intel Corp.	5.600%	2/21/2054	402	379
	Intel Corp.	4.950%	3/25/2060	325	269
	Intel Corp.	3.200%	8/12/2061	200	116
	Intel Corp.	5.050%	8/5/2062	355	295
	International Business Machines Corp.	4.150%	7/27/2027	345	347
	International Business Machines Corp.	6.220%	8/1/2027	632	653
	International Business Machines Corp.	4.500%	2/6/2028	1,565	1,585
	International Business Machines Corp.	4.000%	2/3/2029	107	107
	International Business Machines Corp.	3.500%	5/15/2029	315	310
	International Business Machines Corp.	5.875%	11/29/2032	80	87
	International Business Machines Corp.	4.600%	2/3/2033	102	103
	International Business Machines Corp.	4.750%	2/6/2033	210	214
	International Business Machines Corp.	4.950%	2/3/2036	387	386
	International Business Machines Corp.	5.600%	11/30/2039	125	130
	International Business Machines Corp.	4.000%	6/20/2042	30	25
	International Business Machines Corp.	4.700%	2/19/2046	95	84
	International Business Machines Corp.	4.250%	5/15/2049	780	630
	International Business Machines Corp.	3.430%	2/9/2052	975	671
	International Business Machines Corp.	5.800%	2/3/2056	519	520
	Intuit Inc.	1.650%	7/15/2030	400	361
	Intuit Inc.	5.500%	9/15/2053	420	397
	J Paul Getty Trust	4.905%	4/1/2035	55	57
	Jabil Inc.	4.250%	5/15/2027	555	557
	Jabil Inc.	4.200%	2/1/2029	125	125
	Jabil Inc.	4.750%	2/1/2033	109	109
	Juniper Networks Inc.	3.750%	8/15/2029	400	393
	KLA Corp.	5.250%	7/15/2062	639	602
	Kyndryl Holdings Inc.	6.350%	2/20/2034	495	471
	Lam Research Corp.	1.900%	6/15/2030	25	23
	Lam Research Corp.	4.875%	3/15/2049	220	205
	Lam Research Corp.	2.875%	6/15/2050	445	293
[3]	Leidos Inc.	4.100%	3/15/2029	100	100
	Leidos Inc.	2.300%	2/15/2031	200	182
	Leidos Inc.	5.500%	3/15/2035	25	26
[3]	Leidos Inc.	5.000%	3/15/2036	461	460
[1]	Marvell Technology Inc.	4.875%	6/22/2028	30	31
	Marvell Technology Inc.	4.750%	7/15/2030	105	107
	Marvell Technology Inc.	2.950%	4/15/2031	650	608
	Microchip Technology Inc.	4.900%	3/15/2028	425	432
	Microchip Technology Inc.	5.050%	2/15/2030	340	349
	Micron Technology Inc.	5.300%	1/15/2031	515	541
	Micron Technology Inc.	5.875%	2/9/2033	300	323
	Micron Technology Inc.	5.875%	9/15/2033	243	261
	Micron Technology Inc.	5.800%	1/15/2035	200	214
	Micron Technology Inc.	6.050%	11/1/2035	315	342
	Microsoft Corp.	3.450%	8/8/2036	795	734
	Microsoft Corp.	5.300%	2/8/2041	130	136
	Microsoft Corp.	3.750%	2/12/2045	315	263
	Microsoft Corp.	4.250%	2/6/2047	40	35
	Microsoft Corp.	2.525%	6/1/2050	2,585	1,603
	Microsoft Corp.	2.500%	9/15/2050	915	566
	Microsoft Corp.	2.675%	6/1/2060	359	208
	Moody's Corp.	4.250%	2/1/2029	25	25

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	2.000%	8/19/2031	305	274
	Moody's Corp.	2.750%	8/19/2041	750	552
	Moody's Corp.	4.875%	12/17/2048	260	234
	Moody's Corp.	3.750%	2/25/2052	150	114
	Moody's Corp.	3.100%	11/29/2061	25	15
	Motorola Solutions Inc.	4.850%	8/15/2030	100	103
	Motorola Solutions Inc.	2.300%	11/15/2030	200	184
	Motorola Solutions Inc.	5.600%	6/1/2032	257	273
	Motorola Solutions Inc.	5.400%	4/15/2034	200	209
	Motorola Solutions Inc.	5.550%	8/15/2035	545	574
	MSCI Inc.	5.250%	9/1/2035	240	240
	NetApp Inc.	2.375%	6/22/2027	290	284
	NetApp Inc.	5.500%	3/17/2032	57	59
	Nokia OYJ	4.375%	6/12/2027	335	335
	Nokia OYJ	6.625%	5/15/2039	230	249
	NVIDIA Corp.	2.850%	4/1/2030	500	481
	NVIDIA Corp.	2.000%	6/15/2031	340	310
	NVIDIA Corp.	3.500%	4/1/2050	220	168
	NVIDIA Corp.	3.700%	4/1/2060	715	535
	NXP BV	3.400%	5/1/2030	215	208
	NXP BV	2.500%	5/11/2031	405	371
	NXP BV	3.250%	11/30/2051	285	191
	Oracle Corp.	3.250%	11/15/2027	750	737
	Oracle Corp.	2.300%	3/25/2028	416	399
	Oracle Corp.	4.500%	5/6/2028	45	45
	Oracle Corp.	4.550%	2/4/2029	1,073	1,075
[1]	Oracle Corp.	4.200%	9/27/2029	505	498
	Oracle Corp.	6.150%	11/9/2029	176	184
	Oracle Corp.	2.950%	4/1/2030	1,183	1,101
	Oracle Corp.	4.650%	5/6/2030	30	30
	Oracle Corp.	4.450%	9/26/2030	678	665
	Oracle Corp.	4.950%	2/4/2031	786	784
	Oracle Corp.	2.875%	3/25/2031	500	454
	Oracle Corp.	4.800%	9/26/2032	475	464
	Oracle Corp.	6.250%	11/9/2032	335	354
	Oracle Corp.	4.900%	2/6/2033	245	239
	Oracle Corp.	5.350%	5/4/2033	648	651
	Oracle Corp.	4.300%	7/8/2034	780	713
	Oracle Corp.	4.700%	9/27/2034	700	658
	Oracle Corp.	3.900%	5/15/2035	165	145
	Oracle Corp.	5.200%	9/26/2035	663	641
	Oracle Corp.	5.700%	2/4/2036	1,354	1,354
	Oracle Corp.	3.850%	7/15/2036	25	21
	Oracle Corp.	6.500%	4/15/2038	840	870
	Oracle Corp.	6.125%	7/8/2039	815	806
	Oracle Corp.	3.600%	4/1/2040	225	169
	Oracle Corp.	3.650%	3/25/2041	150	111
	Oracle Corp.	4.500%	7/8/2044	16	12
	Oracle Corp.	4.125%	5/15/2045	765	553
	Oracle Corp.	5.875%	9/26/2045	1,000	904
	Oracle Corp.	6.550%	2/4/2046	395	385
	Oracle Corp.	4.000%	7/15/2046	1,515	1,058
	Oracle Corp.	4.000%	11/15/2047	435	300
	Oracle Corp.	3.600%	4/1/2050	150	94
	Oracle Corp.	3.950%	3/25/2051	1,385	915
	Oracle Corp.	6.900%	11/9/2052	590	583
	Oracle Corp.	5.550%	2/6/2053	14	12
	Oracle Corp.	5.375%	9/27/2054	910	734
	Oracle Corp.	4.375%	5/15/2055	350	242
	Oracle Corp.	6.000%	8/3/2055	41	36
	Oracle Corp.	5.950%	9/26/2055	640	563
	Oracle Corp.	6.700%	2/4/2056	845	819
	Oracle Corp.	3.850%	4/1/2060	792	482
	Oracle Corp.	4.100%	3/25/2061	60	38
	Oracle Corp.	5.500%	9/27/2064	900	714
	Oracle Corp.	6.125%	8/3/2065	38	33
	Oracle Corp.	6.100%	9/26/2065	433	375
	Oracle Corp.	6.850%	2/4/2066	532	510
	Paychex Inc.	5.100%	4/15/2030	60	61
	Paychex Inc.	5.350%	4/15/2032	60	62

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paychex Inc.	5.600%	4/15/2035	360	369
	QUALCOMM Inc.	1.300%	5/20/2028	725	688
	QUALCOMM Inc.	4.250%	5/20/2032	585	589
	QUALCOMM Inc.	4.750%	5/20/2032	110	113
	QUALCOMM Inc.	5.400%	5/20/2033	375	399
	QUALCOMM Inc.	4.300%	5/20/2047	110	93
	QUALCOMM Inc.	4.500%	5/20/2052	925	782
	QUALCOMM Inc.	6.000%	5/20/2053	50	53
	Quanta Services Inc.	4.300%	8/9/2028	455	459
	Quanta Services Inc.	4.500%	1/15/2031	400	405
	Quanta Services Inc.	2.350%	1/15/2032	745	665
	Quanta Services Inc.	5.100%	8/9/2035	325	331
	RELX Capital Inc.	4.750%	3/27/2030	50	51
	RELX Capital Inc.	5.250%	3/27/2035	65	67
	Roper Technologies Inc.	4.500%	10/15/2029	25	25
	Roper Technologies Inc.	2.000%	6/30/2030	750	681
	Roper Technologies Inc.	4.450%	9/15/2030	100	101
	Roper Technologies Inc.	1.750%	2/15/2031	430	378
	Roper Technologies Inc.	4.750%	2/15/2032	205	207
	Roper Technologies Inc.	4.900%	10/15/2034	125	124
	Roper Technologies Inc.	5.100%	9/15/2035	75	75
	S&P Global Inc.	2.450%	3/1/2027	415	409
	S&P Global Inc.	1.250%	8/15/2030	1,260	1,117
[2]	S&P Global Inc.	4.250%	1/15/2031	137	137
	S&P Global Inc.	2.900%	3/1/2032	200	186
[2]	S&P Global Inc.	4.800%	12/4/2035	46	46
	S&P Global Inc.	3.250%	12/1/2049	390	276
	S&P Global Inc.	2.300%	8/15/2060	90	46
	S&P Global Inc.	3.900%	3/1/2062	410	309
	Salesforce Inc.	3.700%	4/11/2028	700	698
	Salesforce Inc.	3.050%	7/15/2061	974	567
	Skyworks Solutions Inc.	3.000%	6/1/2031	80	73
	Synopsys Inc.	5.000%	4/1/2032	705	727
	Synopsys Inc.	5.150%	4/1/2035	525	536
	Synopsys Inc.	5.700%	4/1/2055	330	330
	TD SYNNEX Corp.	4.300%	1/17/2029	273	273
	TD SYNNEX Corp.	6.100%	4/12/2034	460	487
	TD SYNNEX Corp.	5.300%	10/10/2035	290	288
	Texas Instruments Inc.	4.600%	2/8/2029	50	51
	Texas Instruments Inc.	2.250%	9/4/2029	140	133
	Texas Instruments Inc.	1.750%	5/4/2030	600	551
	Texas Instruments Inc.	4.500%	5/23/2030	120	123
	Texas Instruments Inc.	1.900%	9/15/2031	410	368
	Texas Instruments Inc.	4.900%	3/14/2033	305	317
	Texas Instruments Inc.	4.850%	2/8/2034	594	613
	Texas Instruments Inc.	5.100%	5/23/2035	25	26
	Texas Instruments Inc.	2.700%	9/15/2051	50	31
	Texas Instruments Inc.	5.150%	2/8/2054	145	139
	Texas Instruments Inc.	5.050%	5/18/2063	665	608
[1]	TR Finance LLC	5.850%	4/15/2040	50	51
	TSMC Arizona Corp.	3.875%	4/22/2027	375	375
	TSMC Arizona Corp.	4.250%	4/22/2032	782	792
	TSMC Arizona Corp.	3.125%	10/25/2041	505	425
	TSMC Arizona Corp.	3.250%	10/25/2051	205	161
	Verisk Analytics Inc.	4.125%	3/15/2029	420	421
	Verisk Analytics Inc.	4.450%	3/15/2031	115	115
	Verisk Analytics Inc.	5.750%	4/1/2033	200	212
	Verisk Analytics Inc.	5.250%	6/5/2034	235	239
	Verisk Analytics Inc.	5.250%	3/15/2035	315	320
	Verisk Analytics Inc.	5.125%	3/15/2036	200	200
	VMware LLC	1.800%	8/15/2028	715	680
	Workday Inc.	3.500%	4/1/2027	712	708
	Xilinx Inc.	2.375%	6/1/2030	265	249
					136,687
Utilities (9.8%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	125	115
	AEP Texas Inc.	4.700%	5/15/2032	485	491
	AEP Texas Inc.	5.700%	5/15/2034	335	354
	AEP Texas Inc.	3.450%	5/15/2051	245	169

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Texas Inc.	5.850%	10/15/2055	180	180
	AEP Transmission Co. LLC	5.150%	4/1/2034	220	227
	AEP Transmission Co. LLC	3.750%	12/1/2047	205	160
	AEP Transmission Co. LLC	4.250%	9/15/2048	230	192
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	100	75
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	200	172
	AES Corp.	5.800%	3/15/2032	163	170
	Alabama Power Co.	3.750%	9/1/2027	325	325
[1]	Alabama Power Co.	1.450%	9/15/2030	575	515
[1]	Alabama Power Co.	4.300%	3/15/2031	50	50
	Alabama Power Co.	3.940%	9/1/2032	100	98
	Alabama Power Co.	5.100%	4/2/2035	20	21
	Alabama Power Co.	6.125%	5/15/2038	75	84
	Alabama Power Co.	3.850%	12/1/2042	348	293
	Alabama Power Co.	4.150%	8/15/2044	780	667
[1]	Alabama Power Co.	3.700%	12/1/2047	35	27
[1]	Alabama Power Co.	4.300%	7/15/2048	200	168
	Alabama Power Co.	3.125%	7/15/2051	200	135
	Alliant Energy Corp.	5.750%	4/1/2056	293	291
	Ameren Corp.	5.000%	1/15/2029	225	231
	Ameren Corp.	5.375%	3/15/2035	640	661
[3]	Ameren Corp.	5.000%	5/15/2036	150	150
	Ameren Illinois Co.	3.850%	9/1/2032	350	341
	Ameren Illinois Co.	4.950%	6/1/2033	382	394
	Ameren Illinois Co.	5.625%	3/1/2055	319	323
	American Electric Power Co. Inc.	5.200%	1/15/2029	275	284
	American Electric Power Co. Inc.	2.300%	3/1/2030	550	513
	American Electric Power Co. Inc.	6.950%	12/15/2054	265	286
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	75	79
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	278	279
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	475	477
	American Water Capital Corp.	2.950%	9/1/2027	30	30
	American Water Capital Corp.	4.450%	6/1/2032	565	570
	American Water Capital Corp.	5.250%	3/1/2035	665	691
	American Water Capital Corp.	4.300%	9/1/2045	25	22
	American Water Capital Corp.	3.750%	9/1/2047	355	277
	American Water Capital Corp.	4.200%	9/1/2048	400	331
	American Water Capital Corp.	5.450%	3/1/2054	75	74
	American Water Capital Corp.	5.700%	9/1/2055	233	236
[1]	Appalachian Power Co.	3.300%	6/1/2027	200	198
[1]	Appalachian Power Co.	2.700%	4/1/2031	200	185
[1]	Appalachian Power Co.	4.500%	8/1/2032	100	100
	Appalachian Power Co.	5.650%	4/1/2034	230	243
	Appalachian Power Co.	4.450%	6/1/2045	200	170
[1]	Appalachian Power Co.	3.700%	5/1/2050	100	74
	Arizona Public Service Co.	3.350%	5/15/2050	805	558
	Arizona Public Service Co.	5.900%	8/15/2055	185	190
	Atlantic City Electric Co.	4.000%	10/15/2028	50	50
	Atmos Energy Corp.	1.500%	1/15/2031	25	22
	Atmos Energy Corp.	5.900%	11/15/2033	402	439
	Atmos Energy Corp.	4.125%	10/15/2044	35	30
	Atmos Energy Corp.	4.300%	10/1/2048	395	334
	Atmos Energy Corp.	2.850%	2/15/2052	75	48
	Atmos Energy Corp.	5.750%	10/15/2052	410	421
	Atmos Energy Corp.	6.200%	11/15/2053	105	116
	Atmos Energy Corp.	5.000%	12/15/2054	210	193
	Atmos Energy Corp.	5.450%	1/15/2056	100	99
	Avangrid Inc.	3.800%	6/1/2029	200	198
	Avista Corp.	4.000%	4/1/2052	250	194
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	200	183
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	200	209
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	285	299
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	50	34
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	115	99
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	175	171
[2]	Basin Electric Power Cooperative	5.850%	10/15/2055	200	201
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	220	218
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	566	621
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	135	147
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	496	481

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	39
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	468	295
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	480	407
	Black Hills Corp.	5.950%	3/15/2028	255	264
	Black Hills Corp.	2.500%	6/15/2030	435	405
	Black Hills Corp.	4.550%	1/31/2031	100	101
	Black Hills Corp.	6.150%	5/15/2034	223	242
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	75	77
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	255	262
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	200	208
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	66	67
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	119	119
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	274	245
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	870	619
	CenterPoint Energy Inc.	5.400%	6/1/2029	379	394
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	135	142
	CenterPoint Energy Inc.	6.700%	5/15/2055	25	26
	CenterPoint Energy Inc.	5.950%	4/1/2056	163	164
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	105	108
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	85	77
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	110	111
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	18	19
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	430	449
[1]	CMS Energy Corp.	4.750%	6/1/2050	100	99
	CMS Energy Corp.	3.750%	12/1/2050	320	299
	CMS Energy Corp.	6.500%	6/1/2055	220	229
	Commonwealth Edison Co.	3.700%	8/15/2028	335	335
	Commonwealth Edison Co.	4.600%	8/15/2043	200	182
	Commonwealth Edison Co.	3.650%	6/15/2046	50	39
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	338	263
	Commonwealth Edison Co.	4.000%	3/1/2048	477	387
	Commonwealth Edison Co.	4.000%	3/1/2049	200	161
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	420	283
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	200	124
[1]	Commonwealth Edison Co.	3.850%	3/15/2052	435	331
	Commonwealth Edison Co.	5.300%	2/1/2053	40	38
	Commonwealth Edison Co.	5.650%	6/1/2054	550	554
	Commonwealth Edison Co.	5.950%	6/1/2055	75	78
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	435	391
[1]	Connecticut Light & Power Co.	4.150%	6/1/2045	295	251
	Connecticut Light & Power Co.	5.250%	1/15/2053	200	192
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	225	223
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	200	201
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	310	329
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	624	690
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	200	224
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	361	418
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	325	343
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	80	70
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	245	216
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	300	264
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	100	79
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	610	412
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	25	26
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	200	203
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	179	182
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	505	408
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	340	282
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	215	152
	Constellation Energy Generation LLC	3.900%	1/8/2028	116	116
	Constellation Energy Generation LLC	4.400%	1/15/2031	74	74
	Constellation Energy Generation LLC	5.800%	3/1/2033	100	107
	Constellation Energy Generation LLC	6.250%	10/1/2039	375	411
	Constellation Energy Generation LLC	5.600%	6/15/2042	299	304
	Constellation Energy Generation LLC	6.500%	10/1/2053	200	220
	Constellation Energy Generation LLC	5.750%	3/15/2054	30	30
	Constellation Energy Generation LLC	5.875%	1/15/2066	83	83
	Consumers Energy Co.	4.600%	5/30/2029	225	230
	Consumers Energy Co.	4.700%	1/15/2030	200	205
	Consumers Energy Co.	4.500%	1/15/2031	450	459

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	5.050%	5/15/2035	155	160
	Consumers Energy Co.	3.950%	5/15/2043	60	51
	Consumers Energy Co.	3.250%	8/15/2046	440	324
	Consumers Energy Co.	4.050%	5/15/2048	750	610
	Dayton Power & Light Co.	4.550%	8/15/2030	270	272
	Delmarva Power & Light Co.	4.150%	5/15/2045	50	43
	Dominion Energy Inc.	4.600%	5/15/2028	100	101
	Dominion Energy Inc.	4.250%	6/1/2028	579	582
[1]	Dominion Energy Inc.	3.375%	4/1/2030	105	102
	Dominion Energy Inc.	5.000%	6/15/2030	60	62
[1]	Dominion Energy Inc.	4.350%	8/15/2032	245	243
	Dominion Energy Inc.	5.375%	11/15/2032	600	629
[1]	Dominion Energy Inc.	6.300%	3/15/2033	35	38
	Dominion Energy Inc.	5.450%	3/15/2035	186	192
[1]	Dominion Energy Inc.	5.950%	6/15/2035	325	349
	Dominion Energy Inc.	7.000%	6/15/2038	425	484
[1]	Dominion Energy Inc.	4.050%	9/15/2042	410	336
	Dominion Energy Inc.	4.700%	12/1/2044	240	214
[1]	Dominion Energy Inc.	7.000%	6/1/2054	225	244
[1]	Dominion Energy Inc.	6.875%	2/1/2055	622	653
[1]	Dominion Energy Inc.	6.000%	2/15/2056	175	178
	Dominion Energy Inc.	6.200%	2/15/2056	275	280
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	25	26
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	330	301
	DTE Electric Co.	4.250%	5/14/2027	25	25
[1]	DTE Electric Co.	1.900%	4/1/2028	60	58
[1]	DTE Electric Co.	2.625%	3/1/2031	525	492
	DTE Electric Co.	5.200%	4/1/2033	114	119
	DTE Electric Co.	5.200%	3/1/2034	70	73
	DTE Electric Co.	5.250%	5/15/2035	250	260
[1]	DTE Electric Co.	4.850%	3/1/2036	113	114
[1]	DTE Electric Co.	4.000%	4/1/2043	460	391
	DTE Electric Co.	3.700%	3/15/2045	346	277
	DTE Electric Co.	3.750%	8/15/2047	345	272
	DTE Electric Co.	3.950%	3/1/2049	50	40
	DTE Electric Co.	2.950%	3/1/2050	350	236
	DTE Electric Co.	5.850%	5/15/2055	130	135
[1]	DTE Electric Co.	5.550%	3/1/2056	179	179
	DTE Energy Co.	4.950%	7/1/2027	200	202
	DTE Energy Co.	4.875%	6/1/2028	50	51
	DTE Energy Co.	5.100%	3/1/2029	200	206
[1]	DTE Energy Co.	3.400%	6/15/2029	200	196
	DTE Energy Co.	5.850%	6/1/2034	234	252
	DTE Energy Co.	5.050%	10/1/2035	212	214
[1]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	316
	Duke Energy Carolinas LLC	2.550%	4/15/2031	225	210
	Duke Energy Carolinas LLC	6.450%	10/15/2032	200	223
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	210	219
	Duke Energy Carolinas LLC	6.050%	4/15/2038	341	373
	Duke Energy Carolinas LLC	4.000%	9/30/2042	189	161
	Duke Energy Carolinas LLC	3.875%	3/15/2046	200	161
	Duke Energy Carolinas LLC	3.700%	12/1/2047	305	235
	Duke Energy Carolinas LLC	3.450%	4/15/2051	700	499
	Duke Energy Carolinas LLC	5.350%	1/15/2053	365	355
	Duke Energy Corp.	3.150%	8/15/2027	200	198
	Duke Energy Corp.	5.000%	12/8/2027	200	204
	Duke Energy Corp.	3.400%	6/15/2029	384	377
	Duke Energy Corp.	2.450%	6/1/2030	350	328
	Duke Energy Corp.	2.550%	6/15/2031	310	285
	Duke Energy Corp.	5.750%	9/15/2033	200	214
	Duke Energy Corp.	5.450%	6/15/2034	210	220
	Duke Energy Corp.	4.950%	9/15/2035	111	111
	Duke Energy Corp.	4.800%	12/15/2045	200	178
	Duke Energy Corp.	3.750%	9/1/2046	286	219
	Duke Energy Corp.	3.950%	8/15/2047	25	19
	Duke Energy Corp.	4.200%	6/15/2049	195	155
	Duke Energy Corp.	5.000%	8/15/2052	545	484
	Duke Energy Corp.	5.800%	6/15/2054	490	486
	Duke Energy Florida LLC	2.500%	12/1/2029	200	190
	Duke Energy Florida LLC	1.750%	6/15/2030	360	328

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	4.200%	12/1/2030	15	15
	Duke Energy Florida LLC	2.400%	12/15/2031	418	382
	Duke Energy Florida LLC	5.875%	11/15/2033	200	217
	Duke Energy Florida LLC	4.850%	12/1/2035	10	10
	Duke Energy Florida LLC	6.400%	6/15/2038	200	224
	Duke Energy Florida LLC	3.850%	11/15/2042	200	166
	Duke Energy Florida LLC	3.400%	10/1/2046	482	360
	Duke Energy Florida LLC	3.000%	12/15/2051	205	134
	Duke Energy Florida LLC	6.200%	11/15/2053	460	500
	Duke Energy Indiana LLC	6.450%	4/1/2039	342	383
	Duke Energy Indiana LLC	3.750%	5/15/2046	200	159
	Duke Energy Indiana LLC	2.750%	4/1/2050	360	228
	Duke Energy Indiana LLC	5.400%	4/1/2053	240	232
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	26
	Duke Energy Ohio Inc.	5.300%	6/15/2035	50	52
	Duke Energy Ohio Inc.	3.700%	6/15/2046	110	85
	Duke Energy Ohio Inc.	5.650%	4/1/2053	184	185
	Duke Energy Ohio Inc.	5.550%	3/15/2054	50	50
	Duke Energy Progress LLC	3.700%	9/1/2028	450	449
	Duke Energy Progress LLC	3.400%	4/1/2032	70	67
	Duke Energy Progress LLC	5.100%	3/15/2034	250	260
	Duke Energy Progress LLC	6.300%	4/1/2038	200	222
	Duke Energy Progress LLC	4.100%	3/15/2043	615	531
	Duke Energy Progress LLC	4.375%	3/30/2044	200	176
	Duke Energy Progress LLC	3.600%	9/15/2047	215	164
	Duke Energy Progress LLC	2.900%	8/15/2051	310	198
	Edison International	5.250%	11/15/2028	365	372
	Edison International	5.450%	6/15/2029	200	205
	Edison International	6.950%	11/15/2029	200	215
	Edison International	4.800%	3/15/2031	200	200
	Edison International	5.250%	3/15/2032	235	239
	Emera US Finance LP	2.639%	6/15/2031	235	215
	Enel Chile SA	4.875%	6/12/2028	343	348
	Entergy Arkansas LLC	4.000%	6/1/2028	200	201
	Entergy Arkansas LLC	5.450%	6/1/2034	250	264
	Entergy Arkansas LLC	4.950%	1/15/2036	71	72
	Entergy Arkansas LLC	2.650%	6/15/2051	445	269
	Entergy Arkansas LLC	5.750%	6/1/2054	220	223
	Entergy Arkansas LLC	5.750%	1/15/2056	238	240
	Entergy Corp.	2.400%	6/15/2031	200	182
	Entergy Corp.	3.750%	6/15/2050	290	214
	Entergy Corp.	7.125%	12/1/2054	140	147
[1]	Entergy Corp.	5.875%	6/15/2056	175	176
	Entergy Corp.	6.100%	6/15/2056	155	156
	Entergy Louisiana LLC	2.350%	6/15/2032	200	179
	Entergy Louisiana LLC	5.150%	9/15/2034	365	377
	Entergy Louisiana LLC	4.900%	4/15/2036	152	152
	Entergy Louisiana LLC	3.100%	6/15/2041	75	58
	Entergy Louisiana LLC	4.950%	1/15/2045	60	56
	Entergy Louisiana LLC	4.200%	9/1/2048	272	222
	Entergy Louisiana LLC	5.700%	3/15/2054	280	281
	Entergy Louisiana LLC	5.800%	3/15/2055	200	203
	Entergy Louisiana LLC	5.650%	4/15/2056	250	248
	Entergy Mississippi LLC	3.850%	6/1/2049	325	253
	Entergy Mississippi LLC	3.500%	6/1/2051	155	111
	Entergy Mississippi LLC	5.800%	4/15/2055	93	95
	Entergy Texas Inc.	1.750%	3/15/2031	655	584
	Entergy Texas Inc.	4.500%	3/30/2039	310	293
	Essential Utilities Inc.	4.800%	8/15/2027	275	278
	Essential Utilities Inc.	3.566%	5/1/2029	35	34
	Essential Utilities Inc.	2.704%	4/15/2030	50	47
	Essential Utilities Inc.	2.400%	5/1/2031	635	580
	Essential Utilities Inc.	5.375%	1/15/2034	25	26
	Essential Utilities Inc.	5.300%	5/1/2052	254	240
	Evergy Kansas Central Inc.	5.250%	3/15/2035	65	67
	Evergy Kansas Central Inc.	3.250%	9/1/2049	25	17
	Evergy Kansas Central Inc.	3.450%	4/15/2050	300	218
	Evergy Metro Inc.	5.125%	8/15/2035	136	138
	Evergy Metro Inc.	5.300%	10/1/2041	479	483
	Eversource Energy	2.900%	3/1/2027	245	242

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	4.600%	7/1/2027	305	307
[1]	Eversource Energy	3.300%	1/15/2028	200	197
	Eversource Energy	5.450%	3/1/2028	610	626
[1]	Eversource Energy	1.650%	8/15/2030	230	205
	Eversource Energy	4.450%	12/15/2030	410	413
	Eversource Energy	3.375%	3/1/2032	240	225
	Eversource Energy	5.125%	5/15/2033	28	29
	Eversource Energy	5.500%	1/1/2034	280	291
	Eversource Energy	5.950%	7/15/2034	200	214
	Eversource Energy	3.450%	1/15/2050	25	18
[1]	Eversource Energy	6.100%	8/15/2056	68	68
[1]	Eversource Energy	6.350%	8/15/2056	71	71
	Exelon Corp.	5.150%	3/15/2029	235	243
	Exelon Corp.	3.350%	3/15/2032	200	189
	Exelon Corp.	5.300%	3/15/2033	200	209
	Exelon Corp.	5.625%	6/15/2035	380	401
	Exelon Corp.	4.950%	3/15/2036	167	166
	Exelon Corp.	5.100%	6/15/2045	705	657
	Exelon Corp.	4.450%	4/15/2046	100	85
	Exelon Corp.	4.100%	3/15/2052	185	144
	FirstEnergy Corp.	2.650%	3/1/2030	340	321
[1]	FirstEnergy Corp.	2.250%	9/1/2030	200	184
	FirstEnergy Transmission LLC	4.750%	1/15/2033	275	277
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	304
	Florida Power & Light Co.	5.050%	4/1/2028	245	251
	Florida Power & Light Co.	4.400%	5/15/2028	200	203
	Florida Power & Light Co.	5.150%	6/15/2029	595	619
	Florida Power & Light Co.	2.450%	2/3/2032	290	265
	Florida Power & Light Co.	5.100%	4/1/2033	200	208
	Florida Power & Light Co.	4.800%	5/15/2033	235	241
	Florida Power & Light Co.	5.300%	6/15/2034	695	733
	Florida Power & Light Co.	4.700%	2/15/2036	143	143
	Florida Power & Light Co.	5.650%	2/1/2037	540	583
	Florida Power & Light Co.	5.950%	2/1/2038	200	220
	Florida Power & Light Co.	5.960%	4/1/2039	260	284
	Florida Power & Light Co.	4.125%	2/1/2042	206	182
	Florida Power & Light Co.	4.050%	6/1/2042	55	48
	Florida Power & Light Co.	3.800%	12/15/2042	240	200
	Florida Power & Light Co.	4.125%	6/1/2048	245	203
	Florida Power & Light Co.	3.150%	10/1/2049	303	213
	Florida Power & Light Co.	2.875%	12/4/2051	25	16
	Florida Power & Light Co.	5.300%	4/1/2053	89	87
	Florida Power & Light Co.	5.600%	6/15/2054	450	458
	Florida Power & Light Co.	5.600%	2/15/2066	208	207
	Georgia Power Co.	4.000%	10/1/2028	192	193
[1]	Georgia Power Co.	2.650%	9/15/2029	420	403
	Georgia Power Co.	4.850%	3/15/2031	253	261
	Georgia Power Co.	5.250%	3/15/2034	225	235
[1]	Georgia Power Co.	4.750%	9/1/2040	370	357
	Georgia Power Co.	4.300%	3/15/2043	205	182
[1]	Georgia Power Co.	3.700%	1/30/2050	540	411
	Georgia Power Co.	5.500%	10/1/2055	150	148
	Iberdrola International BV	6.750%	7/15/2036	312	362
	Idaho Power Co.	4.850%	3/1/2036	98	98
[1]	Idaho Power Co.	5.500%	3/15/2053	140	139
[1]	Idaho Power Co.	5.800%	4/1/2054	200	206
	Indiana Michigan Power Co.	6.050%	3/15/2037	255	280
	Indiana Michigan Power Co.	3.250%	5/1/2051	310	211
	Indiana Michigan Power Co.	5.600%	3/15/2056	75	75
	Interstate Power & Light Co.	4.950%	9/30/2034	355	359
	Interstate Power & Light Co.	5.600%	6/29/2035	65	68
	Interstate Power & Light Co.	6.250%	7/15/2039	100	109
	Interstate Power & Light Co.	3.700%	9/15/2046	25	19
	IPALCO Enterprises Inc.	5.750%	4/1/2034	200	206
[2]	Jersey Central Power & Light Co.	4.150%	1/15/2029	101	101
[2]	Jersey Central Power & Light Co.	4.400%	1/15/2031	340	342
[2]	Jersey Central Power & Light Co.	5.150%	1/15/2036	50	51
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	200	212
	Kentucky Utilities Co.	5.125%	11/1/2040	400	397
	Kentucky Utilities Co.	5.850%	8/15/2055	88	91

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	217	223
	MidAmerican Energy Co.	3.100%	5/1/2027	270	268
	MidAmerican Energy Co.	6.750%	12/30/2031	550	624
[1]	MidAmerican Energy Co.	5.800%	10/15/2036	400	435
	MidAmerican Energy Co.	4.800%	9/15/2043	260	242
	MidAmerican Energy Co.	4.400%	10/15/2044	475	418
	MidAmerican Energy Co.	4.250%	7/15/2049	150	126
	MidAmerican Energy Co.	5.850%	9/15/2054	215	224
	MidAmerican Energy Co.	5.300%	2/1/2055	210	203
[1]	Mississippi Power Co.	4.250%	3/15/2042	180	158
[1]	Mississippi Power Co.	3.100%	7/30/2051	397	269
	National Fuel Gas Co.	5.500%	3/15/2030	50	52
	National Grid plc	5.602%	6/12/2028	200	207
	National Grid plc	5.809%	6/12/2033	445	476
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	50	50
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	140	140
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	555	551
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	75	76
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	100	101
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	200	205
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	167	168
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	417	420
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	30	26
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	75	90
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	765	755
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	200	198
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	420	359
[1]	Nevada Power Co.	6.650%	4/1/2036	344	392
[1]	Nevada Power Co.	6.750%	7/1/2037	441	506
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	200	202
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	108	109
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	30	29
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	154
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	695	685
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	895	858
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	180	167
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	300	303
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	205	185
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	280	289
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	720	743
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	250	259
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	135	126
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	470	457
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	485	516
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	283	294
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	424	441
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	150	151
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	500	496
	NiSource Inc.	5.200%	7/1/2029	200	207
	NiSource Inc.	2.950%	9/1/2029	620	599
	NiSource Inc.	3.600%	5/1/2030	125	123
	NiSource Inc.	5.400%	6/30/2033	250	262
	NiSource Inc.	5.350%	4/1/2034	375	391
	NiSource Inc.	5.350%	7/15/2035	434	448
	NiSource Inc.	5.650%	2/1/2045	50	50
	NiSource Inc.	4.375%	5/15/2047	400	338
	NiSource Inc.	3.950%	3/30/2048	735	579
	NiSource Inc.	5.000%	6/15/2052	95	84
	NiSource Inc.	6.375%	3/31/2055	25	26
	NiSource Inc.	5.850%	4/1/2055	80	81
	NiSource Inc.	5.750%	7/15/2056	140	141
	Northern States Power Co.	2.250%	4/1/2031	562	515
	Northern States Power Co.	5.050%	5/15/2035	50	51
	Northern States Power Co.	6.250%	6/1/2036	266	297
	Northern States Power Co.	6.200%	7/1/2037	327	363
	Northern States Power Co.	3.600%	9/15/2047	335	259
	Northern States Power Co.	2.900%	3/1/2050	25	17
	Northern States Power Co.	2.600%	6/1/2051	65	40
	Northern States Power Co.	5.100%	5/15/2053	390	366
	Northern States Power Co.	5.650%	5/15/2055	150	153

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northwest Natural Holding Co.	7.000%	9/15/2055	100	104
	NorthWestern Corp.	4.176%	11/15/2044	200	169
	NSTAR Electric Co.	3.950%	4/1/2030	55	55
	NSTAR Electric Co.	5.200%	3/1/2035	75	77
	NSTAR Electric Co.	4.550%	6/1/2052	670	575
	Oglethorpe Power Corp.	5.950%	11/1/2039	230	246
	Oglethorpe Power Corp.	5.375%	11/1/2040	315	318
	Oglethorpe Power Corp.	6.200%	12/1/2053	420	443
	Oglethorpe Power Corp.	5.800%	6/1/2054	25	25
	Ohio Edison Co.	6.875%	7/15/2036	200	232
	Ohio Power Co.	5.000%	6/1/2033	280	286
	Ohio Power Co.	4.150%	4/1/2048	250	204
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	200	194
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	55	55
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	254	261
[2]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	137	138
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	665	680
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	200	202
[2]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	111	116
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	80	73
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	170	169
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	100	78
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	905	684
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	25	15
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	182
[2]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	46	47
	ONE Gas Inc.	5.100%	4/1/2029	265	274
	ONE Gas Inc.	4.500%	11/1/2048	200	177
	Pacific Gas & Electric Co.	5.450%	6/15/2027	310	315
	Pacific Gas & Electric Co.	3.300%	12/1/2027	30	30
	Pacific Gas & Electric Co.	5.000%	6/4/2028	95	97
	Pacific Gas & Electric Co.	3.000%	6/15/2028	447	437
	Pacific Gas & Electric Co.	6.100%	1/15/2029	392	412
	Pacific Gas & Electric Co.	4.550%	7/1/2030	443	445
	Pacific Gas & Electric Co.	2.500%	2/1/2031	275	251
	Pacific Gas & Electric Co.	3.250%	6/1/2031	715	674
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	212
	Pacific Gas & Electric Co.	5.050%	10/15/2032	640	652
	Pacific Gas & Electric Co.	6.150%	1/15/2033	125	134
	Pacific Gas & Electric Co.	6.400%	6/15/2033	285	310
	Pacific Gas & Electric Co.	5.800%	5/15/2034	375	395
	Pacific Gas & Electric Co.	5.200%	5/1/2036	96	96
	Pacific Gas & Electric Co.	4.500%	7/1/2040	455	405
	Pacific Gas & Electric Co.	3.300%	8/1/2040	461	358
	Pacific Gas & Electric Co.	3.950%	12/1/2047	505	384
	Pacific Gas & Electric Co.	4.950%	7/1/2050	720	621
	Pacific Gas & Electric Co.	3.500%	8/1/2050	630	433
	Pacific Gas & Electric Co.	6.750%	1/15/2053	390	422
	Pacific Gas & Electric Co.	6.700%	4/1/2053	375	404
	Pacific Gas & Electric Co.	6.100%	10/15/2055	476	477
	Pacific Gas & Electric Co.	6.000%	5/1/2056	167	165
	PacifiCorp	5.450%	2/15/2034	530	544
	PacifiCorp	6.100%	8/1/2036	380	403
	PacifiCorp	6.250%	10/15/2037	225	239
	PacifiCorp	6.000%	1/15/2039	200	205
	PacifiCorp	4.125%	1/15/2049	390	300
	PacifiCorp	4.150%	2/15/2050	65	49
	PacifiCorp	5.500%	5/15/2054	193	177
	PacifiCorp	5.800%	1/15/2055	275	262
	PECO Energy Co.	4.900%	6/15/2033	200	206
	PECO Energy Co.	4.875%	9/15/2035	75	76
	PECO Energy Co.	3.050%	3/15/2051	320	213
	PECO Energy Co.	2.850%	9/15/2051	380	242
	PECO Energy Co.	4.600%	5/15/2052	105	91
	PECO Energy Co.	5.650%	9/15/2055	210	212
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	805	794
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	275	253
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	195	200
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	175	122
	Pinnacle West Capital Corp.	4.900%	5/15/2028	450	458

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	5.200%	3/15/2034	490	511
	Potomac Electric Power Co.	4.150%	3/15/2043	100	86
	PPL Electric Utilities Corp.	4.850%	2/15/2034	200	205
	PPL Electric Utilities Corp.	4.750%	7/15/2043	400	373
	PPL Electric Utilities Corp.	3.000%	10/1/2049	205	138
	PPL Electric Utilities Corp.	5.250%	5/15/2053	200	192
	PPL Electric Utilities Corp.	5.550%	8/15/2055	152	153
	Progress Energy Inc.	7.750%	3/1/2031	260	300
	Progress Energy Inc.	6.000%	12/1/2039	200	214
	Public Service Co. of Colorado	3.700%	6/15/2028	145	145
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	150	135
	Public Service Co. of Colorado	5.350%	5/15/2034	475	495
	Public Service Co. of Colorado	5.150%	9/15/2035	165	169
	Public Service Co. of Colorado	3.600%	9/15/2042	25	20
	Public Service Co. of Colorado	3.800%	6/15/2047	75	59
	Public Service Co. of Colorado	4.100%	6/15/2048	330	268
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	237	145
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	250	212
	Public Service Co. of Colorado	5.850%	5/15/2055	150	153
	Public Service Co. of Oklahoma	5.250%	1/15/2033	200	207
	Public Service Co. of Oklahoma	5.450%	1/15/2036	75	78
[1]	Public Service Co. of Oklahoma	3.150%	8/15/2051	200	134
[1]	Public Service Electric & Gas Co.	3.000%	5/15/2027	70	69
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	160	160
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	50	49
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	66	62
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	137	138
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	200	207
	Public Service Electric & Gas Co.	5.200%	8/1/2033	350	366
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	221
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	50	41
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	285	229
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	35	27
[1]	Public Service Electric & Gas Co.	4.050%	5/1/2048	50	41
	Public Service Electric & Gas Co.	5.450%	8/1/2053	50	49
	Public Service Electric & Gas Co.	5.300%	8/1/2054	670	648
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	156	159
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	934	963
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	287	297
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	200	209
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	30	31
	Puget Energy Inc.	2.379%	6/15/2028	255	246
	Puget Energy Inc.	4.224%	3/15/2032	421	410
	Puget Energy Inc.	5.725%	3/15/2035	124	128
	Puget Sound Energy Inc.	5.795%	3/15/2040	100	105
	Puget Sound Energy Inc.	4.300%	5/20/2045	211	179
	Puget Sound Energy Inc.	5.448%	6/1/2053	190	186
	Puget Sound Energy Inc.	5.685%	6/15/2054	200	202
	Puget Sound Energy Inc.	5.598%	9/15/2055	143	143
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	186
	San Diego Gas & Electric Co.	5.400%	4/15/2035	318	332
	San Diego Gas & Electric Co.	6.000%	6/1/2039	50	54
	San Diego Gas & Electric Co.	4.500%	8/15/2040	60	56
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	520	404
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	65	43
	San Diego Gas & Electric Co.	5.550%	4/15/2054	252	247
	Sempra	3.250%	6/15/2027	570	565
	Sempra	3.400%	2/1/2028	80	79
	Sempra	3.800%	2/1/2038	105	92
	Sempra	6.000%	10/15/2039	55	58
	Sempra	4.000%	2/1/2048	470	364
	Sempra	4.125%	4/1/2052	665	657
	Sempra	6.400%	10/1/2054	250	255
	Sempra	6.875%	10/1/2054	377	389
	Sempra	6.375%	4/1/2056	148	152
	Sierra Pacific Power Co.	5.900%	3/15/2054	170	173
	Sierra Pacific Power Co.	6.200%	12/15/2055	125	124
[1]	Southern California Edison Co.	4.700%	6/1/2027	200	201
	Southern California Edison Co.	5.850%	11/1/2027	400	411
[1]	Southern California Edison Co.	3.650%	3/1/2028	50	50

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.650%	10/1/2028	275	285
[1]	Southern California Edison Co.	4.200%	3/1/2029	225	225
	Southern California Edison Co.	6.650%	4/1/2029	225	238
	Southern California Edison Co.	5.150%	6/1/2029	100	103
[1]	Southern California Edison Co.	2.500%	6/1/2031	625	571
[3]	Southern California Edison Co.	4.800%	3/15/2033	200	201
	Southern California Edison Co.	5.200%	6/1/2034	80	81
	Southern California Edison Co.	5.625%	2/1/2036	350	361
	Southern California Edison Co.	6.050%	3/15/2039	430	450
	Southern California Edison Co.	4.050%	3/15/2042	155	126
	Southern California Edison Co.	4.650%	10/1/2043	335	291
[1]	Southern California Edison Co.	3.600%	2/1/2045	120	89
	Southern California Edison Co.	4.000%	4/1/2047	800	616
[1]	Southern California Edison Co.	4.875%	3/1/2049	785	676
	Southern California Edison Co.	5.700%	3/1/2053	315	300
	Southern California Edison Co.	5.750%	4/15/2054	25	24
	Southern California Edison Co.	6.200%	9/15/2055	140	144
	Southern California Gas Co.	5.050%	9/1/2034	435	447
	Southern California Gas Co.	5.450%	6/15/2035	75	79
	Southern California Gas Co.	3.750%	9/15/2042	480	389
[1]	Southern California Gas Co.	3.950%	2/15/2050	90	69
	Southern California Gas Co.	5.600%	4/1/2054	105	103
	Southern California Gas Co.	6.000%	6/15/2055	195	202
	Southern Co.	5.500%	3/15/2029	721	751
[1]	Southern Co.	3.700%	4/30/2030	325	320
	Southern Co.	5.700%	10/15/2032	200	214
	Southern Co.	5.200%	6/15/2033	225	233
	Southern Co.	5.700%	3/15/2034	225	239
	Southern Co.	4.850%	3/15/2035	25	25
	Southern Co.	4.400%	7/1/2046	293	251
[1]	Southern Co.	6.375%	3/15/2055	314	329
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	82	82
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	50	45
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	30	31
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	60	61
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	107	109
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	306	322
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	346	304
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	30	24
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	60	51
[1]	Southern Power Co.	4.250%	10/1/2030	44	44
	Southern Power Co.	5.150%	9/15/2041	108	106
[1]	Southern Power Co.	4.950%	12/15/2046	343	311
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	210	210
	Southwestern Electric Power Co.	6.200%	3/15/2040	200	215
	Southwestern Public Service Co.	4.500%	8/15/2041	310	279
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	354	239
	Southwestern Public Service Co.	6.000%	6/1/2054	205	213
	Spire Inc.	4.600%	9/1/2031	100	101
	Spire Inc.	6.250%	6/1/2056	172	173
	Spire Inc.	6.450%	6/1/2056	100	102
[1]	Spire Missouri Inc.	5.150%	8/15/2034	330	342
	System Energy Resources Inc.	6.000%	4/15/2028	35	36
	Tampa Electric Co.	4.300%	6/15/2048	425	359
	Tampa Electric Co.	3.450%	3/15/2051	74	53
	Tucson Electric Power Co.	5.200%	9/15/2034	465	480
	Tucson Electric Power Co.	3.250%	5/1/2051	515	351
	Union Electric Co.	2.950%	6/15/2027	200	198
	Union Electric Co.	3.500%	3/15/2029	25	25
	Union Electric Co.	5.200%	4/1/2034	150	157
	Union Electric Co.	5.250%	4/15/2035	85	88
	Union Electric Co.	4.800%	3/15/2036	70	70
	Union Electric Co.	3.250%	10/1/2049	100	70
	Union Electric Co.	3.900%	4/1/2052	180	140
	Union Electric Co.	5.250%	1/15/2054	300	287
	Union Electric Co.	5.125%	3/15/2055	450	422
	Union Electric Co.	5.550%	3/15/2056	107	106
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	225	224
[1]	Virginia Electric & Power Co.	3.750%	5/15/2027	350	350
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	507	506

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.300%	11/15/2031	540	487
	Virginia Electric & Power Co.	2.400%	3/30/2032	250	225
	Virginia Electric & Power Co.	5.000%	4/1/2033	210	216
	Virginia Electric & Power Co.	5.300%	8/15/2033	360	377
	Virginia Electric & Power Co.	5.050%	8/15/2034	180	184
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	246	247
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	315	340
[3]	Virginia Electric & Power Co.	4.950%	3/15/2036	300	299
	Virginia Electric & Power Co.	8.875%	11/15/2038	260	348
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	200	167
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	100	81
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	345	268
	Virginia Electric & Power Co.	4.600%	12/1/2048	403	347
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	435	371
	Virginia Electric & Power Co.	5.650%	3/15/2055	275	272
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	107	105
[3]	Virginia Electric & Power Co.	5.700%	3/15/2056	300	298
[1]	Washington Gas Light Co.	3.650%	9/15/2049	40	30
	WEC Energy Group Inc.	4.750%	1/15/2028	100	102
	WEC Energy Group Inc.	5.625%	5/15/2056	56	57
	Wisconsin Electric Power Co.	3.950%	3/1/2029	50	50
	Wisconsin Electric Power Co.	4.150%	10/15/2030	345	347
	Wisconsin Electric Power Co.	5.625%	5/15/2033	270	291
	Wisconsin Power & Light Co.	3.000%	7/1/2029	355	345
	Wisconsin Power & Light Co.	3.950%	9/1/2032	245	239
	Wisconsin Power & Light Co.	5.700%	12/15/2055	35	35
	Wisconsin Public Service Corp.	4.250%	1/15/2031	45	45
	Wisconsin Public Service Corp.	2.850%	12/1/2051	545	351
	Xcel Energy Inc.	4.750%	3/21/2028	40	41
	Xcel Energy Inc.	2.600%	12/1/2029	654	620
	Xcel Energy Inc.	5.500%	3/15/2034	300	313
	Xcel Energy Inc.	5.600%	4/15/2035	68	71
	Xcel Energy Inc.	3.500%	12/1/2049	680	496
[3]	Xcel Energy Inc.	5.750%	12/3/2056	72	72
					160,197
Total Corporate Bonds (Cost $1,595,604)					1,617,264
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $7,280)	3.693%		72,809	7,280
Total Investments (98.9%) (Cost $1,602,889)					1,624,549
Other Assets and Liabilities—Net (1.1%)					17,739
Net Assets (100%)					1,642,288
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $11,227, representing 0.7% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	Securities with a value of $772 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Total Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	18	2,049	12
Ultra Long U.S. Treasury Bond	June 2026	44	5,350	18
				30

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(105)	(11,565)	(37)
Ultra 10-Year U.S. Treasury Note	June 2026	(93)	(10,856)	(70)
				(107)
				(77)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	15,000	(1.000)	(319)	(6)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,595,609)	1,617,269
Affiliated Issuers (Cost $7,280)	7,280
Total Investments in Securities	1,624,549
Investment in Vanguard	37
Cash	65
Receivables for Investment Securities Sold	14,676
Receivables for Accrued Income	20,136
Variation Margin Receivable—Centrally Cleared Swap Contracts	21
Total Assets	1,659,484
Liabilities
Payables for Investment Securities Purchased	17,065
Payables to Vanguard	17
Variation Margin Payable—Futures Contracts	114
Total Liabilities	17,196
Net Assets	1,642,288
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,725,269
Total Distributable Earnings (Loss)	(82,981)
Net Assets	1,642,288

Net Assets
Applicable to 20,910,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,642,288
Net Asset Value Per Share	$78.54
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	35,378
Total Income	35,378
Expenses
The Vanguard Group—Note C
Investment Advisory Services	25
Management and Administrative	134
Marketing and Distribution	25
Custodian Fees	5
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	215
Net Investment Income	35,163
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,979
Futures Contracts	(321)
Swap Contracts	28
Realized Net Gain (Loss)	1,686
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	16,682
Futures Contracts	(101)
Swap Contracts	(6)
Change in Unrealized Appreciation (Depreciation)	16,575
Net Increase (Decrease) in Net Assets Resulting from Operations	53,424
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $103, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $677 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,163	58,408
Realized Net Gain (Loss)	1,686	(90,983)
Change in Unrealized Appreciation (Depreciation)	16,575	77,667
Net Increase (Decrease) in Net Assets Resulting from Operations	53,424	45,092
Distributions
Total Distributions	(34,233)	(53,323)
Capital Share Transactions
Issued	433,188	341,665
Issued in Lieu of Cash Distributions	—	—
Redeemed	(54,622)	(162,096)
Net Increase (Decrease) from Capital Share Transactions	378,566	179,569
Total Increase (Decrease)	397,757	171,338
Net Assets
Beginning of Period	1,244,531	1,073,193
End of Period	1,642,288	1,244,531
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.49	$78.22	$74.74	$76.60	$92.55	$92.62
Investment Operations
Net Investment Income[1]	1.898	3.920	3.223	2.644	2.141	2.229
Capital Gain Distributions Received[1]	—	—	.000[2]	—	.237	.053
Net Realized and Unrealized Gain (Loss) on Investments	1.043	(1.041)	3.489	(1.806)	(16.168)	(.131)
Total from Investment Operations	2.941	2.879	6.712	.838	(13.790)	2.151
Distributions
Dividends from Net Investment Income	(1.891)	(3.609)	(3.232)	(2.698)	(2.148)	(2.221)
Distributions from Realized Capital Gains	—	—	—	—	(.012)	—
Total Distributions	(1.891)	(3.609)	(3.232)	(2.698)	(2.160)	(2.221)
Net Asset Value, End of Period	$78.54	$77.49	$78.22	$74.74	$76.60	$92.55
Total Return	3.85%	3.82%	9.25%	1.13%	-15.11%	2.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,642	$1,245	$1,073	$1,183	$579	$695
Ratio of Total Expenses to Average Net Assets	0.03%	0.01%[3]	—	—	—	—
Acquired Fund Fees and Expenses	—	0.02%[4]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.90%	5.11%	4.27%	3.52%	2.52%	2.43%
Portfolio Turnover Rate[5]	29%	133%[6]	8%	10%	14%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Calculated based on the period the fund was invested in bonds, beginning March 4, 2025. If annualized, the expense ratio would have been 0.03%.
4	Calculated based on the period the fund was invested in underlying Vanguard Funds.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Includes trading activity related to the change in the fund’s investment strategy in March 2025, to directly invest in bonds.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total Corporate Bond ETF
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended February 28, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Corporate Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5	—	5
Corporate Bonds	—	1,617,264	—	1,617,264
Temporary Cash Investments	7,280	—	—	7,280
Total	7,280	1,617,269	—	1,624,549

Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Liabilities
Futures Contracts[1]	(107)	—	—	(107)
Swap Contracts[1]	—	(6)	—	(6)
Total	(107)	(6)	—	(113)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	30	—	30
Total Assets	30	—	30

Unrealized Depreciation—Futures Contracts[1]	(107)	—	(107)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	(6)	(6)
Total Liabilities	(107)	(6)	(113)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(321)	—	(321)
Swap Contracts	—	28	28
Realized Net Gain (Loss) on Derivatives	(321)	28	(293)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(101)	—	(101)
Swap Contracts	—	(6)	(6)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(101)	(6)	(107)
F.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,602,913
Gross Unrealized Appreciation	25,517
Gross Unrealized Depreciation	(3,964)
Net Unrealized Appreciation (Depreciation)	21,553
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $112,258,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

Total Corporate Bond ETF
losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 28, 2026, the fund purchased $189,004,000 of investment securities and sold $173,428,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $227,556,000 and $235,125,000, respectively. In addition, the fund purchased and sold investment securities of $417,762,000 and $52,896,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	Shares (000)	Shares (000)
Issued	5,550	4,445
Issued in Lieu of Cash Distributions	—	—
Redeemed	(700)	(2,105)
Net Increase (Decrease) in Shares Outstanding	4,850	2,340
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9852 042026

Financial Statements
For the six-months ended February 28, 2026
Vanguard Total World Bond ETF

Contents
Financial Statements	1

Total World Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (50.8%)
Vanguard Total Bond Market ETF	10,820,182	813,353
International Bond Fund (49.2%)
Vanguard Total International Bond ETF	15,988,666	786,642
Total Investment Companies (Cost $1,643,853)		1,599,995
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.693% (Cost $40)	402	40
Total Investments (100.0%) (Cost $1,643,893)		1,600,035
Other Assets and Liabilities—Net (0.0%)		(5)
Net Assets (100%)		1,600,030
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total World Bond ETF
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,643,893)	1,600,035
Receivables for Investment Securities Sold	3,543
Total Assets	1,603,578
Liabilities
Payables for Investment Securities Purchased	3,548
Total Liabilities	3,548
Net Assets	1,600,030
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,675,508
Total Distributable Earnings (Loss)	(75,478)
Net Assets	1,600,030

Net Assets
Applicable to 22,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,600,030
Net Asset Value Per Share	$69.87
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total World Bond ETF
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	37,785
Interest	5
Net Investment Income—Note C	37,790
Realized Net Gain (Loss) on Affiliated Funds Sold[1]	(2,324)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	14,563
Net Increase (Decrease) in Net Assets Resulting from Operations	50,029
1	Includes $1,432 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total World Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,790	43,424
Realized Net Gain (Loss)	(2,324)	(11,801)
Change in Unrealized Appreciation (Depreciation)	14,563	5,276
Net Increase (Decrease) in Net Assets Resulting from Operations	50,029	36,899
Distributions
Total Distributions	(37,842)	(43,399)
Capital Share Transactions
Issued	303,924	697,622
Issued in Lieu of Cash Distributions	—	—
Redeemed	(99,788)	(111,343)
Net Increase (Decrease) from Capital Share Transactions	204,136	586,279
Total Increase (Decrease)	216,323	579,779
Net Assets
Beginning of Period	1,383,707	803,928
End of Period	1,600,030	1,383,707
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.29	$69.85	$67.90	$69.58	$80.76	$81.56
Investment Operations
Net Investment Income[1]	1.739	2.751	2.745	1.623	1.912	1.108
Capital Gain Distributions Received[1]	—	—	.000[2]	—	.327	.146
Net Realized and Unrealized Gain (Loss) on Investments	.574	(.524)	2.004	(1.668)	(11.356)	(.929)
Total from Investment Operations	2.313	2.227	4.749	(.045)	(9.117)	.325
Distributions
Dividends from Net Investment Income	(1.733)	(2.787)	(2.799)	(1.635)	(1.984)	(1.125)
Distributions from Realized Capital Gains	—	—	—	—	(.079)	—
Total Distributions	(1.733)	(2.787)	(2.799)	(1.635)	(2.063)	(1.125)
Net Asset Value, End of Period	$69.87	$69.29	$69.85	$67.90	$69.58	$80.76
Total Return	3.39%	3.28%	7.17%	-0.03%	-11.51%	0.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,600	$1,384	$804	$678	$570	$581
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	5.05%	3.99%	4.03%	2.38%	2.55%	1.37%
Portfolio Turnover Rate[3]	3%	12%	10%	14%	13%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 28, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Total World Bond ETF
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,648,132
Gross Unrealized Appreciation	13,840
Gross Unrealized Depreciation	(61,937)
Net Unrealized Appreciation (Depreciation)	(48,097)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $24,590,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	Shares (000)	Shares (000)
Issued	4,380	10,090
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,450)	(1,630)
Net Increase (Decrease) in Shares Outstanding	2,930	8,460
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	134	NA3	NA3	—	—	1	—	40
Vanguard Total Bond Market ETF	690,052	182,042	72,480	(112)	13,851	14,913	—	813,353
Vanguard Total International Bond ETF	693,538	170,468	75,864	(2,212)	712	22,871	—	786,642
Total	1,383,724	352,510	148,344	(2,324)	14,563	37,785	—	1,600,035
1	Includes $303,894 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $99,769 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q30612 042026
7

Financial Statements
For the six-months ended February 28, 2026
Vanguard Short-Term Treasury Index Fund

Contents
Financial Statements	1

Short-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	4.250%	3/15/2027	359,244	361,910
	United States Treasury Note/Bond	0.625%	3/31/2027	148,514	144,035
	United States Treasury Note/Bond	2.500%	3/31/2027	359,580	355,760
	United States Treasury Note/Bond	3.875%	3/31/2027	356,430	357,794
	United States Treasury Note/Bond	4.500%	4/15/2027	410,367	414,807
	United States Treasury Note/Bond	0.500%	4/30/2027	229,202	221,484
	United States Treasury Note/Bond	2.750%	4/30/2027	354,747	351,754
	United States Treasury Note/Bond	3.750%	4/30/2027	404,174	405,327
	United States Treasury Note/Bond	2.375%	5/15/2027	392,941	387,753
	United States Treasury Note/Bond	4.500%	5/15/2027	402,532	407,249
	United States Treasury Note/Bond	0.500%	5/31/2027	253,649	244,504
	United States Treasury Note/Bond	2.625%	5/31/2027	339,090	335,514
	United States Treasury Note/Bond	3.875%	5/31/2027	353,328	354,984
	United States Treasury Note/Bond	4.625%	6/15/2027	410,822	416,728
	United States Treasury Note/Bond	0.500%	6/30/2027	291,508	280,349
	United States Treasury Note/Bond	3.250%	6/30/2027	340,228	339,284
	United States Treasury Note/Bond	3.750%	6/30/2027	330,130	331,342
	United States Treasury Note/Bond	4.375%	7/15/2027	394,120	398,954
	United States Treasury Note/Bond	0.375%	7/31/2027	333,722	319,656
	United States Treasury Note/Bond	2.750%	7/31/2027	332,921	329,709
	United States Treasury Note/Bond	3.875%	7/31/2027	437,722	440,253
	United States Treasury Note/Bond	2.250%	8/15/2027	327,752	322,208
	United States Treasury Note/Bond	3.750%	8/15/2027	409,573	411,301
	United States Treasury Note/Bond	0.500%	8/31/2027	252,718	241,997
	United States Treasury Note/Bond	3.125%	8/31/2027	303,163	301,766
	United States Treasury Note/Bond	3.625%	8/31/2027	356,093	357,039
	United States Treasury Note/Bond	3.375%	9/15/2027	393,149	392,780
	United States Treasury Note/Bond	0.375%	9/30/2027	328,162	312,895
	United States Treasury Note/Bond	3.500%	9/30/2027	362,716	363,099
	United States Treasury Note/Bond	4.125%	9/30/2027	312,326	315,620
	United States Treasury Note/Bond	3.875%	10/15/2027	384,757	387,447
	United States Treasury Note/Bond	0.500%	10/31/2027	301,447	287,317
	United States Treasury Note/Bond	3.500%	10/31/2027	338,231	338,627
	United States Treasury Note/Bond	4.125%	10/31/2027	282,701	285,859
	United States Treasury Note/Bond	2.250%	11/15/2027	299,415	293,649
	United States Treasury Note/Bond	4.125%	11/15/2027	385,287	389,742
	United States Treasury Note/Bond	0.625%	11/30/2027	346,771	330,543
	United States Treasury Note/Bond	3.375%	11/30/2027	263,663	263,509
	United States Treasury Note/Bond	3.875%	11/30/2027	294,299	296,552
	United States Treasury Note/Bond	4.000%	12/15/2027	377,127	380,972
	United States Treasury Note/Bond	0.625%	12/31/2027	386,582	367,676
	United States Treasury Note/Bond	3.375%	12/31/2027	353,133	352,954
	United States Treasury Note/Bond	3.875%	12/31/2027	282,690	285,009
	United States Treasury Note/Bond	4.250%	1/15/2028	399,506	405,561
	United States Treasury Note/Bond	0.750%	1/31/2028	405,313	385,602
	United States Treasury Note/Bond	3.500%	1/31/2028	725,102	726,518
	United States Treasury Note/Bond	2.750%	2/15/2028	387,504	382,857
	United States Treasury Note/Bond	4.250%	2/15/2028	384,198	390,366
	United States Treasury Note/Bond	1.125%	2/29/2028	413,765	395,808
[1]	United States Treasury Note/Bond	3.375%	2/29/2028	400,000	399,906
	United States Treasury Note/Bond	4.000%	2/29/2028	276,664	279,852
	United States Treasury Note/Bond	3.875%	3/15/2028	375,771	379,367
	United States Treasury Note/Bond	1.250%	3/31/2028	373,786	357,856
	United States Treasury Note/Bond	3.625%	3/31/2028	278,611	279,895
	United States Treasury Note/Bond	3.750%	4/15/2028	375,773	378,503
	United States Treasury Note/Bond	1.250%	4/30/2028	398,561	380,922
	United States Treasury Note/Bond	3.500%	4/30/2028	278,524	279,122
	United States Treasury Note/Bond	2.875%	5/15/2028	423,146	418,501
	United States Treasury Note/Bond	3.750%	5/15/2028	392,977	395,955
	United States Treasury Note/Bond	1.250%	5/31/2028	422,045	402,674
1

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.625%	5/31/2028	277,216	278,602
	United States Treasury Note/Bond	3.875%	6/15/2028	400,147	404,492
	United States Treasury Note/Bond	1.250%	6/30/2028	383,009	364,816
	United States Treasury Note/Bond	4.000%	6/30/2028	293,663	297,712
	United States Treasury Note/Bond	3.875%	7/15/2028	403,004	407,443
	United States Treasury Note/Bond	1.000%	7/31/2028	423,213	400,036
	United States Treasury Note/Bond	4.125%	7/31/2028	295,428	300,483
	United States Treasury Note/Bond	2.875%	8/15/2028	421,266	416,198
	United States Treasury Note/Bond	3.625%	8/15/2028	396,335	398,611
	United States Treasury Note/Bond	1.125%	8/31/2028	398,849	377,442
	United States Treasury Note/Bond	4.375%	8/31/2028	312,657	319,961
	United States Treasury Note/Bond	3.375%	9/15/2028	385,558	385,422
	United States Treasury Note/Bond	1.250%	9/30/2028	398,456	377,522
	United States Treasury Note/Bond	4.625%	9/30/2028	325,251	335,123
	United States Treasury Note/Bond	3.500%	10/15/2028	374,947	375,958
	United States Treasury Note/Bond	1.375%	10/31/2028	370,809	351,906
	United States Treasury Note/Bond	4.875%	10/31/2028	335,556	348,087
	United States Treasury Note/Bond	3.125%	11/15/2028	395,925	393,203
	United States Treasury Note/Bond	3.500%	11/15/2028	384,428	385,509
	United States Treasury Note/Bond	1.500%	11/30/2028	381,726	362,938
	United States Treasury Note/Bond	4.375%	11/30/2028	363,287	372,540
	United States Treasury Note/Bond	3.500%	12/15/2028	383,087	384,224
	United States Treasury Note/Bond	1.375%	12/31/2028	362,142	342,606
	United States Treasury Note/Bond	3.750%	12/31/2028	368,501	372,057
	United States Treasury Note/Bond	3.500%	1/15/2029	379,480	380,636
	United States Treasury Note/Bond	1.750%	1/31/2029	328,123	313,229
	United States Treasury Note/Bond	4.000%	1/31/2029	380,298	386,626
	United States Treasury Note/Bond	2.625%	2/15/2029	336,268	328,965
	United States Treasury Note/Bond	3.500%	2/15/2029	375,548	376,736
	United States Treasury Note/Bond	1.875%	2/28/2029	315,349	301,750
	United States Treasury Note/Bond	4.250%	2/28/2029	412,427	422,351
Total U.S. Government and Agency Obligations (Cost $32,167,083)					32,380,160
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $38,507)	3.693%		385,108	38,507
Total Investments (99.2%) (Cost $32,205,590)					32,418,667
Other Assets and Liabilities—Net (0.8%)					256,221
Net Assets (100%)					32,674,888
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,167,083)	32,380,160
Affiliated Issuers (Cost $38,507)	38,507
Total Investments in Securities	32,418,667
Investment in Vanguard	732
Cash	5
Receivables for Investment Securities Sold	2,882,988
Receivables for Accrued Income	254,586
Receivables for Capital Shares Issued	4,562
Total Assets	35,561,540
Liabilities
Payables for Investment Securities Purchased	2,884,957
Payables for Capital Shares Redeemed	1,315
Payables to Vanguard	380
Total Liabilities	2,886,652
Net Assets	32,674,888
At February 28, 2026, net assets consisted of:

Paid-in Capital	33,186,571
Total Distributable Earnings (Loss)	(511,683)
Net Assets	32,674,888

ETF Shares—Net Assets
Applicable to 476,031,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,072,315
Net Asset Value Per Share—ETF Shares	$58.97

Admiral™ Shares—Net Assets
Applicable to 152,394,356 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,998,158
Net Asset Value Per Share—Admiral Shares	$19.67

Institutional Shares—Net Assets
Applicable to 64,911,740 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,604,415
Net Asset Value Per Share—Institutional Shares	$24.72
See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	573,274
Total Income	573,274
Expenses
The Vanguard Group—Note C
Investment Advisory Services	500
Management and Administrative—ETF Shares	2,462
Management and Administrative—Admiral Shares	736
Management and Administrative—Institutional Shares	256
Marketing and Distribution—ETF Shares	590
Marketing and Distribution—Admiral Shares	73
Marketing and Distribution—Institutional Shares	29
Custodian Fees	54
Shareholders’ Reports—ETF Shares	206
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	8
Other Expenses	8
Total Expenses	4,935
Net Investment Income	568,339
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	47,061
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	26,168
Net Increase (Decrease) in Net Assets Resulting from Operations	641,568
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $859, $9, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $5,740 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	568,339	1,074,233
Realized Net Gain (Loss)	47,061	53,773
Change in Unrealized Appreciation (Depreciation)	26,168	3,468
Net Increase (Decrease) in Net Assets Resulting from Operations	641,568	1,131,474
Distributions
ETF Shares	(479,114)	(883,140)
Admiral Shares	(46,306)	(112,902)
Institutional Shares	(26,263)	(72,580)
Total Distributions	(551,683)	(1,068,622)
Capital Share Transactions
ETF Shares	5,216,945	2,716,089
Admiral Shares	69,396	82,024
Institutional Shares	(54,157)	(410,853)
Net Increase (Decrease) from Capital Share Transactions	5,232,184	2,387,260
Total Increase (Decrease)	5,322,069	2,450,112
Net Assets
Beginning of Period	27,352,819	24,902,707
End of Period	32,674,888	27,352,819
See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.85	$58.76	$57.77	$58.51	$61.50	$62.13
Investment Operations
Net Investment Income[1]	1.123	2.418	2.343	1.625	.368	.288
Net Realized and Unrealized Gain (Loss) on Investments	.135	.098	.973	(.919)	(2.860)	(.220)
Total from Investment Operations	1.258	2.516	3.316	.706	(2.492)	.068
Distributions
Dividends from Net Investment Income	(1.138)	(2.426)	(2.326)	(1.446)	(.310)	(.325)
Distributions from Realized Capital Gains	—	—	—	—	(.188)	(.373)
Total Distributions	(1.138)	(2.426)	(2.326)	(1.446)	(.498)	(.698)
Net Asset Value, End of Period	$58.97	$58.85	$58.76	$57.77	$58.51	$61.50
Total Return	2.16%	4.39%	5.88%	1.23%	-4.07%	0.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,072	$22,791	$20,022	$22,488	$15,565	$13,394
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	3.85%	4.13%	4.04%	2.81%	0.61%	0.47%
Portfolio Turnover Rate[3]	45%	93%	89%	81%	59%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.57	$19.53	$19.22	$19.50	$20.51	$20.71
Investment Operations
Net Investment Income[1]	.372	.801	.777	.529	.114	.095
Net Realized and Unrealized Gain (Loss) on Investments	.039	.039	.315	(.294)	(.949)	(.078)
Total from Investment Operations	.411	.840	1.092	.235	(.835)	.017
Distributions
Dividends from Net Investment Income	(.311)	(.800)	(.782)	(.515)	(.112)	(.093)
Distributions from Realized Capital Gains	—	—	—	—	(.063)	(.124)
Total Distributions	(.311)	(.800)	(.782)	(.515)	(.175)	(.217)
Net Asset Value, End of Period	$19.67	$19.57	$19.53	$19.22	$19.50	$20.51
Total Return[2]	2.12%	4.39%	5.81%	1.22%	-4.09%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,998	$2,913	$2,824	$2,925	$2,506	$2,430
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.83%	4.10%	4.02%	2.74%	0.57%	0.46%
Portfolio Turnover Rate[4]	45%	93%	89%	81%	59%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.58	$24.54	$24.14	$24.50	$25.77	$26.02
Investment Operations
Net Investment Income[1]	.470	1.012	.986	.680	.145	.120
Net Realized and Unrealized Gain (Loss) on Investments	.063	.038	.402	(.389)	(1.191)	(.092)
Total from Investment Operations	.533	1.050	1.388	.291	(1.046)	.028
Distributions
Dividends from Net Investment Income	(.393)	(1.010)	(.988)	(.651)	(.145)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	(.079)	(.156)
Total Distributions	(.393)	(1.010)	(.988)	(.651)	(.224)	(.278)
Net Asset Value, End of Period	$24.72	$24.58	$24.54	$24.14	$24.50	$25.77
Total Return	2.19%	4.37%	5.87%	1.21%	-4.08%	0.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,604	$1,650	$2,056	$1,586	$1,092	$1,138
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.85%	4.13%	4.06%	2.80%	0.58%	0.47%
Portfolio Turnover Rate[3]	45%	93%	89%	81%	59%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $732,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
9

Short-Term Treasury Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	32,380,160	—	32,380,160
Temporary Cash Investments	38,507	—	—	38,507
Total	38,507	32,380,160	—	32,418,667
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,208,360
Gross Unrealized Appreciation	210,354
Gross Unrealized Depreciation	(47)
Net Unrealized Appreciation (Depreciation)	210,307
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $862,284,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $13,417,489,000 of investment securities and sold $13,397,564,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,799,990,000 and $721,895,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,945,818	101,141	7,728,818	132,136
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(728,873)	(12,400)	(5,012,729)	(85,600)
Net Increase (Decrease)—ETF Shares	5,216,945	88,741	2,716,089	46,536
Admiral Shares
Issued	553,870	28,252	1,103,020	56,546
Issued in Lieu of Cash Distributions	35,653	1,822	87,843	4,507
Redeemed	(520,127)	(26,533)	(1,108,839)	(56,799)
Net Increase (Decrease)—Admiral Shares	69,396	3,541	82,024	4,254
Institutional Shares
Issued	175,330	7,121	494,436	20,199
Issued in Lieu of Cash Distributions	24,711	1,005	68,443	2,795
Redeemed	(254,198)	(10,320)	(973,732)	(39,695)
Net Increase (Decrease)—Institutional Shares	(54,157)	(2,194)	(410,853)	(16,701)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
10

Short-Term Treasury Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16422 042026
11

Financial Statements
For the six-months ended February 28, 2026
Vanguard Intermediate-Term Treasury Index Fund

Contents
Financial Statements	1

Intermediate-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	2.375%	3/31/2029	345,248	334,918
	United States Treasury Note/Bond	4.125%	3/31/2029	507,573	518,240
	United States Treasury Note/Bond	2.875%	4/30/2029	322,029	316,897
	United States Treasury Note/Bond	4.625%	4/30/2029	532,870	552,145
	United States Treasury Note/Bond	2.375%	5/15/2029	369,906	358,346
	United States Treasury Note/Bond	2.750%	5/31/2029	313,335	306,970
	United States Treasury Note/Bond	4.500%	5/31/2029	531,557	549,165
	United States Treasury Note/Bond	3.250%	6/30/2029	304,472	302,854
	United States Treasury Note/Bond	4.250%	6/30/2029	544,601	558,727
	United States Treasury Note/Bond	2.625%	7/31/2029	285,522	278,228
	United States Treasury Note/Bond	4.000%	7/31/2029	521,430	531,044
	United States Treasury Note/Bond	1.625%	8/15/2029	345,560	325,609
	United States Treasury Note/Bond	6.125%	8/15/2029	38,622	41,893
	United States Treasury Note/Bond	3.125%	8/31/2029	276,925	274,134
	United States Treasury Note/Bond	3.625%	8/31/2029	528,767	532,072
	United States Treasury Note/Bond	3.500%	9/30/2029	511,571	512,650
	United States Treasury Note/Bond	3.875%	9/30/2029	272,667	276,587
	United States Treasury Note/Bond	4.000%	10/31/2029	270,345	275,456
	United States Treasury Note/Bond	4.125%	10/31/2029	541,916	554,575
	United States Treasury Note/Bond	1.750%	11/15/2029	243,477	229,382
	United States Treasury Note/Bond	3.875%	11/30/2029	275,747	279,797
	United States Treasury Note/Bond	4.125%	11/30/2029	542,173	554,923
	United States Treasury Note/Bond	3.875%	12/31/2029	273,344	277,423
	United States Treasury Note/Bond	4.375%	12/31/2029	510,537	527,289
	United States Treasury Note/Bond	3.500%	1/31/2030	261,922	262,311
	United States Treasury Note/Bond	4.250%	1/31/2030	520,255	535,212
	United States Treasury Note/Bond	1.500%	2/15/2030	404,765	375,799
	United States Treasury Note/Bond	4.000%	2/28/2030	795,608	811,334
	United States Treasury Note/Bond	3.625%	3/31/2030	267,076	268,641
	United States Treasury Note/Bond	4.000%	3/31/2030	530,668	541,323
	United States Treasury Note/Bond	3.500%	4/30/2030	262,938	263,164
	United States Treasury Note/Bond	3.875%	4/30/2030	539,848	548,157
	United States Treasury Note/Bond	0.625%	5/15/2030	615,168	546,971
	United States Treasury Note/Bond	6.250%	5/15/2030	47,740	52,768
	United States Treasury Note/Bond	3.750%	5/31/2030	269,038	271,812
	United States Treasury Note/Bond	4.000%	5/31/2030	536,059	546,990
	United States Treasury Note/Bond	3.750%	6/30/2030	274,332	277,182
	United States Treasury Note/Bond	3.875%	6/30/2030	492,147	499,798
	United States Treasury Note/Bond	3.875%	7/31/2030	500,626	508,448
	United States Treasury Note/Bond	4.000%	7/31/2030	274,957	280,639
	United States Treasury Note/Bond	0.625%	8/15/2030	774,094	683,138
	United States Treasury Note/Bond	3.625%	8/31/2030	534,695	537,494
	United States Treasury Note/Bond	4.125%	8/31/2030	278,238	285,368
	United States Treasury Note/Bond	3.625%	9/30/2030	538,106	540,923
	United States Treasury Note/Bond	4.625%	9/30/2030	280,050	293,199
	United States Treasury Note/Bond	3.625%	10/31/2030	531,675	534,333
	United States Treasury Note/Bond	4.875%	10/31/2030	289,491	306,340
	United States Treasury Note/Bond	0.875%	11/15/2030	831,591	737,192
	United States Treasury Note/Bond	3.500%	11/30/2030	576,046	575,821
	United States Treasury Note/Bond	4.375%	11/30/2030	295,501	306,467
	United States Treasury Note/Bond	3.625%	12/31/2030	515,398	517,814
	United States Treasury Note/Bond	3.750%	12/31/2030	315,991	319,126
	United States Treasury Note/Bond	3.750%	1/31/2031	515,825	521,144
	United States Treasury Note/Bond	4.000%	1/31/2031	310,395	316,918
	United States Treasury Note/Bond	1.125%	2/15/2031	778,220	694,470
	United States Treasury Note/Bond	5.375%	2/15/2031	46,935	50,704
[1]	United States Treasury Note/Bond	3.500%	2/28/2031	533,527	533,027
	United States Treasury Note/Bond	4.250%	2/28/2031	311,277	321,393
	United States Treasury Note/Bond	4.125%	3/31/2031	317,459	325,966
	United States Treasury Note/Bond	4.625%	4/30/2031	344,478	361,810
1

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	5/15/2031	794,012	721,558
	United States Treasury Note/Bond	4.625%	5/31/2031	345,153	362,626
	United States Treasury Note/Bond	4.250%	6/30/2031	307,572	317,736
	United States Treasury Note/Bond	4.125%	7/31/2031	305,962	314,280
	United States Treasury Note/Bond	1.250%	8/15/2031	906,427	802,259
	United States Treasury Note/Bond	3.750%	8/31/2031	336,941	339,679
	United States Treasury Note/Bond	3.625%	9/30/2031	341,156	341,702
	United States Treasury Note/Bond	4.125%	10/31/2031	344,668	353,837
	United States Treasury Note/Bond	1.375%	11/15/2031	863,489	764,458
	United States Treasury Note/Bond	4.125%	11/30/2031	339,397	348,412
	United States Treasury Note/Bond	4.500%	12/31/2031	316,299	330,940
	United States Treasury Note/Bond	4.375%	1/31/2032	313,194	325,599
	United States Treasury Note/Bond	1.875%	2/15/2032	791,977	717,544
	United States Treasury Note/Bond	4.125%	2/29/2032	345,518	354,588
	United States Treasury Note/Bond	4.125%	3/31/2032	304,655	312,652
	United States Treasury Note/Bond	4.000%	4/30/2032	343,564	350,167
	United States Treasury Note/Bond	2.875%	5/15/2032	808,544	773,360
	United States Treasury Note/Bond	4.125%	5/31/2032	341,789	350,654
	United States Treasury Note/Bond	4.000%	6/30/2032	335,353	341,680
	United States Treasury Note/Bond	4.000%	7/31/2032	309,431	315,160
	United States Treasury Note/Bond	2.750%	8/15/2032	767,672	726,649
	United States Treasury Note/Bond	3.875%	8/31/2032	332,152	335,863
	United States Treasury Note/Bond	3.875%	9/30/2032	293,918	297,041
	United States Treasury Note/Bond	3.750%	10/31/2032	318,027	318,946
	United States Treasury Note/Bond	4.125%	11/15/2032	752,386	771,196
	United States Treasury Note/Bond	3.750%	11/30/2032	335,214	336,131
	United States Treasury Note/Bond	3.875%	12/31/2032	334,116	337,405
	United States Treasury Note/Bond	4.000%	1/31/2033	294,083	299,126
	United States Treasury Note/Bond	3.500%	2/15/2033	754,811	744,373
[1]	United States Treasury Note/Bond	3.750%	2/28/2033	335,358	335,934
	United States Treasury Note/Bond	3.375%	5/15/2033	770,111	752,152
	United States Treasury Note/Bond	3.875%	8/15/2033	837,075	843,124
	United States Treasury Note/Bond	4.500%	11/15/2033	878,837	920,581
	United States Treasury Note/Bond	4.000%	2/15/2034	926,351	938,509
	United States Treasury Note/Bond	4.375%	5/15/2034	929,200	964,735
	United States Treasury Note/Bond	3.875%	8/15/2034	917,987	919,350
	United States Treasury Note/Bond	4.250%	11/15/2034	908,699	933,688
	United States Treasury Note/Bond	4.625%	2/15/2035	904,442	954,151
	United States Treasury Note/Bond	4.250%	5/15/2035	907,053	930,296
	United States Treasury Note/Bond	4.250%	8/15/2035	907,972	930,494
	United States Treasury Note/Bond	4.000%	11/15/2035	893,479	896,795
	United States Treasury Note/Bond	4.125%	2/15/2036	355,867	360,538
	United States Treasury Note/Bond	4.500%	2/15/2036	35,000	36,708
Total U.S. Government and Agency Obligations (Cost $47,679,520)					48,345,196
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $204,976)	3.693%		2,049,965	204,976
Total Investments (99.5%) (Cost $47,884,496)					48,550,172
Other Assets and Liabilities—Net (0.5%)					248,304
Net Assets (100%)					48,798,476
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $47,679,520)	48,345,196
Affiliated Issuers (Cost $204,976)	204,976
Total Investments in Securities	48,550,172
Investment in Vanguard	1,093
Cash	5
Receivables for Investment Securities Sold	2,598,622
Receivables for Accrued Income	416,925
Receivables for Capital Shares Issued	5,648
Total Assets	51,572,465
Liabilities
Payables for Investment Securities Purchased	2,770,240
Payables for Capital Shares Redeemed	3,178
Payables to Vanguard	571
Total Liabilities	2,773,989
Net Assets	48,798,476
At February 28, 2026, net assets consisted of:

Paid-in Capital	49,249,987
Total Distributable Earnings (Loss)	(451,511)
Net Assets	48,798,476

ETF Shares—Net Assets
Applicable to 664,041,126 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,311,069
Net Asset Value Per Share—ETF Shares	$60.71

Admiral™ Shares—Net Assets
Applicable to 247,034,592 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,066,303
Net Asset Value Per Share—Admiral Shares	$20.51

Institutional Shares—Net Assets
Applicable to 134,419,743 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,421,104
Net Asset Value Per Share—Institutional Shares	$25.45
See accompanying Notes, which are an integral part of the Financial Statements.
3

Intermediate-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	840,624
Total Income	840,624
Expenses
The Vanguard Group—Note C
Investment Advisory Services	740
Management and Administrative—ETF Shares	3,504
Management and Administrative—Admiral Shares	1,229
Management and Administrative—Institutional Shares	491
Marketing and Distribution—ETF Shares	866
Marketing and Distribution—Admiral Shares	123
Marketing and Distribution—Institutional Shares	57
Custodian Fees	60
Shareholders’ Reports—ETF Shares	309
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	13
Trustees’ Fees and Expenses	12
Other Expenses	8
Total Expenses	7,431
Net Investment Income	833,193
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	33,398
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	483,839
Net Increase (Decrease) in Net Assets Resulting from Operations	1,350,430
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,087, $16, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $31,301 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	833,193	1,482,615
Realized Net Gain (Loss)	33,398	(110,960)
Change in Unrealized Appreciation (Depreciation)	483,839	214,137
Net Increase (Decrease) in Net Assets Resulting from Operations	1,350,430	1,585,792
Distributions
ETF Shares	(671,535)	(1,182,620)
Admiral Shares	(76,212)	(171,860)
Institutional Shares	(50,602)	(116,030)
Total Distributions	(798,349)	(1,470,510)
Capital Share Transactions
ETF Shares	6,872,543	2,596,746
Admiral Shares	246,599	288,580
Institutional Shares	270,982	544,805
Net Increase (Decrease) from Capital Share Transactions	7,390,124	3,430,131
Total Increase (Decrease)	7,942,205	3,545,413
Net Assets
Beginning of Period	40,856,271	37,310,858
End of Period	48,798,476	40,856,271
See accompanying Notes, which are an integral part of the Financial Statements.
5

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.05	$59.93	$58.20	$60.34	$68.27	$70.46
Investment Operations
Net Investment Income[1]	1.135	2.257	2.071	1.473	.858	.809
Net Realized and Unrealized Gain (Loss) on Investments	.664	.108	1.615	(2.221)	(7.617)	(1.692)
Total from Investment Operations	1.799	2.365	3.686	(.748)	(6.759)	(.883)
Distributions
Dividends from Net Investment Income	(1.139)	(2.245)	(1.956)	(1.392)	(.805)	(.820)
Distributions from Realized Capital Gains	—	—	—	—	(.366)	(.487)
Total Distributions	(1.139)	(2.245)	(1.956)	(1.392)	(1.171)	(1.307)
Net Asset Value, End of Period	$60.71	$60.05	$59.93	$58.20	$60.34	$68.27
Total Return	3.04%	4.07%	6.49%	-1.25%	-10.01%	-1.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,311	$33,003	$30,317	$16,995	$11,726	$8,147
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	3.81%	3.82%	3.55%	2.50%	1.34%	1.18%
Portfolio Turnover Rate[3]	27%	55%	52%	36%	36%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.22	$20.18	$19.62	$20.35	$23.04	$23.78
Investment Operations
Net Investment Income[1]	.380	.757	.691	.490	.283	.267
Net Realized and Unrealized Gain (Loss) on Investments	.227	.038	.541	(.741)	(2.575)	(.577)
Total from Investment Operations	.607	.795	1.232	(.251)	(2.292)	(.310)
Distributions
Dividends from Net Investment Income	(.317)	(.755)	(.672)	(.479)	(.274)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	(.124)	(.165)
Total Distributions	(.317)	(.755)	(.672)	(.479)	(.398)	(.430)
Net Asset Value, End of Period	$20.51	$20.22	$20.18	$19.62	$20.35	$23.04
Total Return[2]	3.03%	4.05%	6.43%	-1.24%	-10.05%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,066	$4,750	$4,450	$3,165	$2,886	$2,646
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.79%	3.51%	2.46%	1.31%	1.15%
Portfolio Turnover Rate[4]	27%	55%	52%	36%	36%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.10	$25.05	$24.34	$25.26	$28.60	$29.51
Investment Operations
Net Investment Income[1]	.475	.944	.859	.615	.355	.337
Net Realized and Unrealized Gain (Loss) on Investments	.270	.048	.690	(.935)	(3.195)	(.709)
Total from Investment Operations	.745	.992	1.549	(.320)	(2.840)	(.372)
Distributions
Dividends from Net Investment Income	(.395)	(.942)	(.839)	(.600)	(.346)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	(.154)	(.204)
Total Distributions	(.395)	(.942)	(.839)	(.600)	(.500)	(.538)
Net Asset Value, End of Period	$25.45	$25.10	$25.05	$24.34	$25.26	$28.60
Total Return	3.00%	4.08%	6.51%	-1.27%	-10.03%	-1.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,421	$3,104	$2,544	$2,203	$1,700	$1,725
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.82%	3.52%	2.49%	1.32%	1.17%
Portfolio Turnover Rate[3]	27%	55%	52%	36%	36%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $1,093,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
9

Intermediate-Term Treasury Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	48,345,196	—	48,345,196
Temporary Cash Investments	204,976	—	—	204,976
Total	204,976	48,345,196	—	48,550,172
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	47,885,786
Gross Unrealized Appreciation	828,500
Gross Unrealized Depreciation	(164,114)
Net Unrealized Appreciation (Depreciation)	664,386
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,287,671,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $12,556,207,000 of investment securities and sold $12,061,465,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,092,850,000 and $1,300,736,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,186,567	136,352	8,464,431	143,053
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,314,024)	(21,875)	(5,867,685)	(99,350)
Net Increase (Decrease)—ETF Shares	6,872,543	114,477	2,596,746	43,703
Admiral Shares
Issued	793,066	39,096	1,263,365	63,399
Issued in Lieu of Cash Distributions	66,908	3,305	151,148	7,571
Redeemed	(613,375)	(30,230)	(1,125,933)	(56,568)
Net Increase (Decrease)—Admiral Shares	246,599	12,171	288,580	14,402
Institutional Shares
Issued	663,103	26,326	1,437,607	58,199
Issued in Lieu of Cash Distributions	48,570	1,934	108,812	4,393
Redeemed	(440,691)	(17,523)	(1,001,614)	(40,476)
Net Increase (Decrease)—Institutional Shares	270,982	10,737	544,805	22,116
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
10

Intermediate-Term Treasury Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16432 042026
11

Financial Statements
For the six-months ended February 28, 2026
Vanguard Long-Term Treasury Index Fund

Contents
Financial Statements	1

Long-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	4.500%	2/15/2036	11	12
	United States Treasury Note/Bond	4.750%	2/15/2037	18,967	20,242
	United States Treasury Note/Bond	5.000%	5/15/2037	25,892	28,222
	United States Treasury Note/Bond	4.375%	2/15/2038	30,350	31,259
	United States Treasury Note/Bond	4.500%	5/15/2038	34,276	35,640
	United States Treasury Note/Bond	3.500%	2/15/2039	40,214	37,548
	United States Treasury Note/Bond	4.250%	5/15/2039	59,924	60,149
	United States Treasury Note/Bond	4.500%	8/15/2039	64,552	66,218
	United States Treasury Note/Bond	4.375%	11/15/2039	67,699	68,442
	United States Treasury Note/Bond	4.625%	2/15/2040	69,364	71,835
	United States Treasury Note/Bond	1.125%	5/15/2040	190,395	124,895
	United States Treasury Note/Bond	4.375%	5/15/2040	64,802	65,298
	United States Treasury Note/Bond	1.125%	8/15/2040	247,757	160,974
	United States Treasury Note/Bond	3.875%	8/15/2040	67,437	64,128
	United States Treasury Note/Bond	1.375%	11/15/2040	282,315	189,504
	United States Treasury Note/Bond	4.250%	11/15/2040	67,842	67,142
	United States Treasury Note/Bond	1.875%	2/15/2041	311,439	224,711
	United States Treasury Note/Bond	4.750%	2/15/2041	71,349	74,445
	United States Treasury Note/Bond	2.250%	5/15/2041	241,740	183,562
	United States Treasury Note/Bond	4.375%	5/15/2041	62,858	62,895
	United States Treasury Note/Bond	1.750%	8/15/2041	360,438	251,589
	United States Treasury Note/Bond	3.750%	8/15/2041	67,294	62,417
	United States Treasury Note/Bond	2.000%	11/15/2041	322,771	232,887
	United States Treasury Note/Bond	3.125%	11/15/2041	70,296	59,884
	United States Treasury Note/Bond	2.375%	2/15/2042	248,359	188,801
	United States Treasury Note/Bond	3.125%	2/15/2042	74,859	63,486
	United States Treasury Note/Bond	3.000%	5/15/2042	69,071	57,359
	United States Treasury Note/Bond	3.250%	5/15/2042	215,258	185,021
	United States Treasury Note/Bond	2.750%	8/15/2042	78,682	62,746
	United States Treasury Note/Bond	3.375%	8/15/2042	199,622	173,921
	United States Treasury Note/Bond	2.750%	11/15/2042	116,529	92,463
	United States Treasury Note/Bond	4.000%	11/15/2042	201,966	190,479
	United States Treasury Note/Bond	3.125%	2/15/2043	99,176	82,816
	United States Treasury Note/Bond	3.875%	2/15/2043	203,555	188,575
	United States Treasury Note/Bond	2.875%	5/15/2043	157,233	126,038
	United States Treasury Note/Bond	3.875%	5/15/2043	200,645	185,479
	United States Treasury Note/Bond	3.625%	8/15/2043	113,373	100,995
	United States Treasury Note/Bond	4.375%	8/15/2043	216,406	212,898
	United States Treasury Note/Bond	3.750%	11/15/2043	115,308	104,209
	United States Treasury Note/Bond	4.750%	11/15/2043	218,182	224,591
	United States Treasury Note/Bond	3.625%	2/15/2044	121,039	107,304
	United States Treasury Note/Bond	4.500%	2/15/2044	217,099	216,429
	United States Treasury Note/Bond	3.375%	5/15/2044	113,830	97,111
	United States Treasury Note/Bond	4.625%	5/15/2044	217,844	220,321
	United States Treasury Note/Bond	3.125%	8/15/2044	145,969	119,552
	United States Treasury Note/Bond	4.125%	8/15/2044	216,057	204,613
	United States Treasury Note/Bond	3.000%	11/15/2044	126,248	101,072
	United States Treasury Note/Bond	4.625%	11/15/2044	216,854	218,870
	United States Treasury Note/Bond	2.500%	2/15/2045	169,213	124,193
	United States Treasury Note/Bond	4.750%	2/15/2045	216,738	222,148
	United States Treasury Note/Bond	3.000%	5/15/2045	78,246	62,288
	United States Treasury Note/Bond	5.000%	5/15/2045	216,840	229,232
	United States Treasury Note/Bond	2.875%	8/15/2045	98,455	76,514
	United States Treasury Note/Bond	4.875%	8/15/2045	215,298	223,952
	United States Treasury Note/Bond	3.000%	11/15/2045	61,424	48,599
	United States Treasury Note/Bond	4.625%	11/15/2045	213,735	215,179
	United States Treasury Note/Bond	2.500%	2/15/2046	123,139	88,964
[1]	United States Treasury Note/Bond	4.625%	2/15/2046	82,385	82,961
	United States Treasury Note/Bond	2.500%	5/15/2046	125,101	90,053
	United States Treasury Note/Bond	2.250%	8/15/2046	161,545	110,456
1

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	11/15/2046	60,054	45,997
	United States Treasury Note/Bond	3.000%	2/15/2047	114,149	89,112
	United States Treasury Note/Bond	3.000%	5/15/2047	99,193	77,181
	United States Treasury Note/Bond	2.750%	8/15/2047	165,303	122,524
	United States Treasury Note/Bond	2.750%	11/15/2047	168,785	124,769
	United States Treasury Note/Bond	3.000%	2/15/2048	188,662	145,653
	United States Treasury Note/Bond	3.125%	5/15/2048	202,777	159,679
	United States Treasury Note/Bond	3.000%	8/15/2048	226,784	174,198
	United States Treasury Note/Bond	3.375%	11/15/2048	223,250	182,987
	United States Treasury Note/Bond	3.000%	2/15/2049	239,178	182,831
	United States Treasury Note/Bond	2.875%	5/15/2049	229,302	170,767
	United States Treasury Note/Bond	2.250%	8/15/2049	225,359	147,047
	United States Treasury Note/Bond	2.375%	11/15/2049	209,615	140,090
	United States Treasury Note/Bond	2.000%	2/15/2050	262,243	160,348
	United States Treasury Note/Bond	1.250%	5/15/2050	301,413	150,954
	United States Treasury Note/Bond	1.375%	8/15/2050	342,816	176,430
	United States Treasury Note/Bond	1.625%	11/15/2050	341,397	187,355
	United States Treasury Note/Bond	1.875%	2/15/2051	382,407	223,096
	United States Treasury Note/Bond	2.375%	5/15/2051	384,123	252,066
	United States Treasury Note/Bond	2.000%	8/15/2051	381,051	227,812
	United States Treasury Note/Bond	1.875%	11/15/2051	357,675	206,432
	United States Treasury Note/Bond	2.250%	2/15/2052	326,108	206,251
	United States Treasury Note/Bond	2.875%	5/15/2052	306,728	222,869
	United States Treasury Note/Bond	3.000%	8/15/2052	292,809	218,017
	United States Treasury Note/Bond	4.000%	11/15/2052	294,091	264,222
	United States Treasury Note/Bond	3.625%	2/15/2053	292,729	245,698
	United States Treasury Note/Bond	3.625%	5/15/2053	293,791	246,486
	United States Treasury Note/Bond	4.125%	8/15/2053	325,046	298,204
	United States Treasury Note/Bond	4.750%	11/15/2053	339,140	344,638
	United States Treasury Note/Bond	4.250%	2/15/2054	354,845	332,390
	United States Treasury Note/Bond	4.625%	5/15/2054	354,815	353,679
	United States Treasury Note/Bond	4.250%	8/15/2054	354,500	332,191
	United States Treasury Note/Bond	4.500%	11/15/2054	354,463	346,280
	United States Treasury Note/Bond	4.625%	2/15/2055	356,376	355,471
	United States Treasury Note/Bond	4.750%	5/15/2055	356,164	362,480
	United States Treasury Note/Bond	4.750%	8/15/2055	355,558	362,086
	United States Treasury Note/Bond	4.625%	11/15/2055	355,529	354,987
	United States Treasury Note/Bond	4.750%	2/15/2056	128,724	131,148
Total U.S. Government and Agency Obligations (Cost $16,588,171)					15,668,011
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund (Cost $155,224)	3.693%		1,552,392	155,224
Total Investments (100.1%) (Cost $16,743,395)					15,823,235
Other Assets and Liabilities—Net (-0.1%)					(9,850)
Net Assets (100%)					15,813,385
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,588,171)	15,668,011
Affiliated Issuers (Cost $155,224)	155,224
Total Investments in Securities	15,823,235
Investment in Vanguard	334
Cash	5
Receivables for Investment Securities Sold	138,182
Receivables for Accrued Income	103,731
Receivables for Capital Shares Issued	1,166
Total Assets	16,066,653
Liabilities
Payables for Investment Securities Purchased	251,751
Payables for Capital Shares Redeemed	1,338
Payables to Vanguard	179
Total Liabilities	253,268
Net Assets	15,813,385
At February 28, 2026, net assets consisted of:

Paid-in Capital	19,769,663
Total Distributable Earnings (Loss)	(3,956,278)
Net Assets	15,813,385

ETF Shares—Net Assets
Applicable to 194,189,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,227,186
Net Asset Value Per Share—ETF Shares	$57.82

Admiral™ Shares—Net Assets
Applicable to 71,550,201 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,391,655
Net Asset Value Per Share—Admiral Shares	$19.45

Institutional Shares—Net Assets
Applicable to 129,401,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,194,544
Net Asset Value Per Share—Institutional Shares	$24.69
See accompanying Notes, which are an integral part of the Financial Statements.
3

Long-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	320,441
Total Income	320,441
Expenses
The Vanguard Group—Note C
Investment Advisory Services	234
Management and Administrative—ETF Shares	1,025
Management and Administrative—Admiral Shares	334
Management and Administrative—Institutional Shares	465
Marketing and Distribution—ETF Shares	241
Marketing and Distribution—Admiral Shares	34
Marketing and Distribution—Institutional Shares	53
Custodian Fees	26
Shareholders’ Reports—ETF Shares	46
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	2,482
Net Investment Income	317,959
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(224,172)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	875,952
Net Increase (Decrease) in Net Assets Resulting from Operations	969,739
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $598, $8, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $14,994 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	317,959	655,674
Realized Net Gain (Loss)	(224,172)	(927,936)
Change in Unrealized Appreciation (Depreciation)	875,952	(518,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	969,739	(790,931)
Distributions
ETF Shares	(224,640)	(472,494)
Admiral Shares	(24,741)	(60,419)
Institutional Shares	(55,317)	(132,873)
Total Distributions	(304,698)	(665,786)
Capital Share Transactions
ETF Shares	940,990	(3,361,315)
Admiral Shares	(9,555)	(49,221)
Institutional Shares	212,103	(238,670)
Net Increase (Decrease) from Capital Share Transactions	1,143,538	(3,649,206)
Total Increase (Decrease)	1,808,579	(5,105,923)
Net Assets
Beginning of Period	14,004,806	19,110,729
End of Period	15,813,385	14,004,806
See accompanying Notes, which are an integral part of the Financial Statements.
5

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.33	$60.50	$59.98	$68.45	$90.37	$98.93
Investment Operations
Net Investment Income[1]	1.243	2.450	2.348	2.008	1.718	1.645
Net Realized and Unrealized Gain (Loss) on Investments	2.510	(5.150)	.434	(8.567)	(21.974)	(8.289)
Total from Investment Operations	3.753	(2.700)	2.782	(6.559)	(20.256)	(6.644)
Distributions
Dividends from Net Investment Income	(1.263)	(2.470)	(2.262)	(1.911)	(1.664)	(1.625)
Distributions from Realized Capital Gains	—	—	—	—	—	(.291)
Total Distributions	(1.263)	(2.470)	(2.262)	(1.911)	(1.664)	(1.916)
Net Asset Value, End of Period	$57.82	$55.33	$60.50	$59.98	$68.45	$90.37
Total Return	6.88%	-4.52%	4.89%	-9.70%	-22.69%	-6.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,227	$9,832	$14,243	$7,322	$3,813	$2,366
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.43%	4.30%	4.04%	3.19%	2.19%	1.81%
Portfolio Turnover Rate[3]	8%	20%	21%	20%	19%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.54	$20.28	$20.12	$22.98	$30.35	$33.24
Investment Operations
Net Investment Income[1]	.415	.819	.781	.659	.565	.545
Net Realized and Unrealized Gain (Loss) on Investments	.846	(1.731)	.142	(2.873)	(7.380)	(2.799)
Total from Investment Operations	1.261	(.912)	.923	(2.214)	(6.815)	(2.254)
Distributions
Dividends from Net Investment Income	(.351)	(.828)	(.763)	(.646)	(.555)	(.538)
Distributions from Realized Capital Gains	—	—	—	—	—	(.098)
Total Distributions	(.351)	(.828)	(.763)	(.646)	(.555)	(.636)
Net Asset Value, End of Period	$19.45	$18.54	$20.28	$20.12	$22.98	$30.35
Total Return[2]	6.87%	-4.53%	4.83%	-9.73%	-22.69%	-6.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,392	$1,336	$1,515	$1,089	$1,369	$1,947
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.40%	4.29%	4.00%	3.10%	2.09%	1.79%
Portfolio Turnover Rate[4]	8%	20%	21%	20%	19%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.54	$25.74	$25.54	$29.16	$38.52	$42.19
Investment Operations
Net Investment Income[1]	.530	1.045	.995	.847	.727	.699
Net Realized and Unrealized Gain (Loss) on Investments	1.068	(2.190)	.178	(3.641)	(9.376)	(3.554)
Total from Investment Operations	1.598	(1.145)	1.173	(2.794)	(8.649)	(2.855)
Distributions
Dividends from Net Investment Income	(.448)	(1.055)	(.973)	(.826)	(.711)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	—	(.124)
Total Distributions	(.448)	(1.055)	(.973)	(.826)	(.711)	(.815)
Net Asset Value, End of Period	$24.69	$23.54	$25.74	$25.54	$29.16	$38.52
Total Return	6.85%	-4.48%	4.84%	-9.68%	-22.69%	-6.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,195	$2,838	$3,352	$3,026	$2,586	$2,038
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.42%	4.31%	4.02%	3.14%	2.15%	1.82%
Portfolio Turnover Rate[3]	8%	20%	21%	20%	19%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $334,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
9

Long-Term Treasury Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	15,668,011	—	15,668,011
Temporary Cash Investments	155,224	—	—	155,224
Total	155,224	15,668,011	—	15,823,235
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,779,357
Gross Unrealized Appreciation	88,754
Gross Unrealized Depreciation	(1,044,876)
Net Unrealized Appreciation (Depreciation)	(956,122)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $2,812,388,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $1,346,684,000 of investment securities and sold $1,147,504,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,843,286,000 and $919,694,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,872,379	32,949	2,856,584	49,925
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(931,389)	(16,450)	(6,217,899)	(107,675)
Net Increase (Decrease)—ETF Shares	940,990	16,499	(3,361,315)	(57,750)
Admiral Shares
Issued	211,593	11,122	434,841	22,732
Issued in Lieu of Cash Distributions	21,165	1,115	51,440	2,696
Redeemed	(242,313)	(12,707)	(535,502)	(28,107)
Net Increase (Decrease)—Admiral Shares	(9,555)	(470)	(49,221)	(2,679)
Institutional Shares
Issued	256,265	10,633	597,744	24,808
Issued in Lieu of Cash Distributions	55,100	2,289	132,370	5,468
Redeemed	(99,262)	(4,082)	(968,784)	(39,914)
Net Increase (Decrease)—Institutional Shares	212,103	8,840	(238,670)	(9,638)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
10

Long-Term Treasury Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16442 042026
11

Financial Statements
For the six-months ended February 28, 2026
Vanguard Short-Term Corporate Bond Index Fund

Contents
Financial Statements	1

Short-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
[1]	United States Treasury Note/Bond (Cost $131,899)	3.500%	2/28/2031	132,000	131,876
Corporate Bonds (98.4%)
Communications (5.0%)
	Alphabet Inc.	0.800%	8/15/2027	453	436
	Alphabet Inc.	3.875%	11/15/2028	12,653	12,743
	Alphabet Inc.	3.700%	2/15/2029	24,295	24,314
	Alphabet Inc.	4.000%	5/15/2030	31,284	31,500
	Alphabet Inc.	1.100%	8/15/2030	1,045	931
	Alphabet Inc.	4.100%	11/15/2030	59,875	60,403
	Alphabet Inc.	4.100%	2/15/2031	49,503	49,843
	America Movil SAB de CV	3.625%	4/22/2029	14,452	14,253
	America Movil SAB de CV	2.875%	5/7/2030	18,189	17,277
	AppLovin Corp.	5.125%	12/1/2029	32,300	32,988
	AT&T Inc.	4.250%	3/1/2027	16,389	16,430
	AT&T Inc.	2.300%	6/1/2027	57,174	56,081
	AT&T Inc.	1.650%	2/1/2028	50,630	48,544
[2]	AT&T Inc.	4.100%	2/15/2028	17,688	17,740
	AT&T Inc.	4.350%	3/1/2029	42,151	42,621
[2]	AT&T Inc.	4.300%	2/15/2030	41,771	42,130
	AT&T Inc.	4.700%	8/15/2030	18,815	19,293
	AT&T Inc.	4.400%	4/30/2031	17,100	17,256
	Baidu Inc.	3.625%	7/6/2027	8,255	8,232
	Baidu Inc.	4.375%	3/29/2028	7,842	7,914
	Baidu Inc.	3.425%	4/7/2030	5,014	4,912
	Baidu Inc.	2.375%	10/9/2030	5,000	4,670
	Booking Holdings Inc.	3.550%	3/15/2028	1,695	1,684
	British Telecommunications plc	9.625%	12/15/2030	24,121	29,503
	Charter Communications Operating LLC	3.750%	2/15/2028	31,261	30,978
	Charter Communications Operating LLC	2.250%	1/15/2029	25,416	23,990
	Charter Communications Operating LLC	5.050%	3/30/2029	37,048	37,611
	Charter Communications Operating LLC	6.100%	6/1/2029	42,431	44,459
	Comcast Corp.	3.300%	4/1/2027	23,404	23,279
	Comcast Corp.	3.150%	2/15/2028	21,234	20,991
	Comcast Corp.	3.550%	5/1/2028	7,438	7,400
	Comcast Corp.	4.150%	10/15/2028	71,796	72,330
	Comcast Corp.	4.550%	1/15/2029	18,341	18,705
	Comcast Corp.	5.100%	6/1/2029	23,129	23,990
	Comcast Corp.	2.650%	2/1/2030	32,280	30,704
	Comcast Corp.	3.400%	4/1/2030	15,371	15,028
	Comcast Corp.	4.250%	10/15/2030	7,576	7,640
	Comcast Corp.	1.950%	1/15/2031	19,950	18,032
	Comcast Corp.	1.500%	2/15/2031	26,050	22,990
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	36,041	42,247
	Electronic Arts Inc.	1.850%	2/15/2031	12,400	11,707
	Expedia Group Inc.	4.625%	8/1/2027	21,681	21,826
	Expedia Group Inc.	3.800%	2/15/2028	445	443
	Expedia Group Inc.	3.250%	2/15/2030	20,261	19,441
	Expedia Group Inc.	2.950%	3/15/2031	3,750	3,486
	Fox Corp.	4.709%	1/25/2029	51,912	52,696
	Koninklijke KPN NV	8.375%	10/1/2030	6,494	7,619
	Meta Platforms Inc.	3.500%	8/15/2027	51,837	51,794
	Meta Platforms Inc.	4.600%	5/15/2028	31,927	32,560
	Meta Platforms Inc.	4.300%	8/15/2029	31,021	31,513
	Meta Platforms Inc.	4.800%	5/15/2030	1,259	1,301
	Meta Platforms Inc.	4.200%	11/15/2030	67,642	68,272
	Netflix Inc.	4.875%	4/15/2028	29,054	29,700
	Netflix Inc.	5.875%	11/15/2028	36,625	38,506
	Netflix Inc.	6.375%	5/15/2029	7,745	8,320
	Omnicom Group Inc.	4.650%	10/1/2028	19,455	19,666
1

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	4.750%	3/30/2030	12,894	13,138
	Omnicom Group Inc.	2.450%	4/30/2030	1,889	1,759
	Omnicom Group Inc.	4.200%	6/1/2030	8,115	8,111
	Paramount Global	3.700%	6/1/2028	14,501	14,069
	Paramount Global	4.200%	6/1/2029	22,350	21,504
	Paramount Global	7.875%	7/30/2030	4,760	5,013
	Paramount Global	4.950%	1/15/2031	12,000	11,224
	Rogers Communications Inc.	3.200%	3/15/2027	12,804	12,708
	Rogers Communications Inc.	5.000%	2/15/2029	39,860	40,754
	Sprint Capital Corp.	6.875%	11/15/2028	55,912	60,047
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	5,029	5,016
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	15,556	15,824
	Telefonica Emisiones SA	4.103%	3/8/2027	23,875	23,892
	Telefonica Europe BV	8.250%	9/15/2030	7,125	8,225
	TELUS Corp.	3.700%	9/15/2027	1,800	1,790
	Tencent Music Entertainment Group	2.000%	9/3/2030	8,505	7,816
	T-Mobile USA Inc.	3.750%	4/15/2027	80,927	80,829
	T-Mobile USA Inc.	2.050%	2/15/2028	44,736	43,193
	T-Mobile USA Inc.	4.950%	3/15/2028	775	791
	T-Mobile USA Inc.	4.800%	7/15/2028	3,083	3,143
	T-Mobile USA Inc.	4.850%	1/15/2029	373	382
	T-Mobile USA Inc.	2.625%	2/15/2029	19,270	18,542
	T-Mobile USA Inc.	2.400%	3/15/2029	13,134	12,543
	T-Mobile USA Inc.	3.375%	4/15/2029	37,610	36,923
	T-Mobile USA Inc.	4.200%	10/1/2029	21,616	21,783
	T-Mobile USA Inc.	3.875%	4/15/2030	94,887	94,149
	T-Mobile USA Inc.	2.550%	2/15/2031	41,250	38,173
	T-Mobile USA Inc.	2.875%	2/15/2031	16,500	15,492
	T-Mobile USA Inc.	3.500%	4/15/2031	10,000	9,655
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	29,875	29,628
	Uber Technologies Inc.	4.300%	1/15/2030	19,012	19,127
	Uber Technologies Inc.	4.150%	1/15/2031	17,193	17,127
	Verizon Communications Inc.	2.100%	3/22/2028	50,181	48,458
	Verizon Communications Inc.	4.329%	9/21/2028	522	528
	Verizon Communications Inc.	4.016%	12/3/2029	74,371	74,440
	Verizon Communications Inc.	3.150%	3/22/2030	37,326	36,120
	Verizon Communications Inc.	1.500%	9/18/2030	20,454	18,276
	Verizon Communications Inc.	7.750%	12/1/2030	3,745	4,315
	Verizon Communications Inc.	1.750%	1/20/2031	37,015	33,097
	Vodafone Group plc	7.875%	2/15/2030	1,966	2,243
	Walt Disney Co.	2.200%	1/13/2028	10,379	10,130
	Walt Disney Co.	3.750%	3/14/2029	18,100	18,110
	Walt Disney Co.	2.000%	9/1/2029	17,671	16,662
	Walt Disney Co.	3.800%	3/22/2030	12,389	12,374
	Walt Disney Co.	2.650%	1/13/2031	17,221	16,307
	Walt Disney Co.	4.000%	3/14/2031	10,050	10,070
	Weibo Corp.	3.375%	7/8/2030	12,256	11,771
					2,406,193
Consumer Discretionary (7.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	38,915	38,666
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	16,272	16,897
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	19,600	17,997
	Amazon.com Inc.	1.200%	6/3/2027	4,586	4,452
	Amazon.com Inc.	3.150%	8/22/2027	72,397	72,000
	Amazon.com Inc.	4.550%	12/1/2027	38,875	39,478
	Amazon.com Inc.	1.650%	5/12/2028	46,508	44,593
	Amazon.com Inc.	3.900%	11/20/2028	57,760	58,080
	Amazon.com Inc.	3.450%	4/13/2029	7,520	7,465
	Amazon.com Inc.	4.650%	12/1/2029	19,358	19,918
	Amazon.com Inc.	1.500%	6/3/2030	28,863	26,163
	Amazon.com Inc.	4.100%	11/20/2030	36,049	36,312
	Amazon.com Inc.	2.100%	5/12/2031	21,550	19,624
	American Honda Finance Corp.	4.550%	7/9/2027	28,274	28,543
[2]	American Honda Finance Corp.	4.450%	10/22/2027	19,546	19,730
	American Honda Finance Corp.	4.700%	1/12/2028	17,123	17,380
[2]	American Honda Finance Corp.	3.500%	2/15/2028	150	149
	American Honda Finance Corp.	4.550%	3/3/2028	3,896	3,945
[2]	American Honda Finance Corp.	2.000%	3/24/2028	20,735	19,965
[2]	American Honda Finance Corp.	5.125%	7/7/2028	4,230	4,342
2

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	4.250%	9/1/2028	24,950	25,139
	American Honda Finance Corp.	5.650%	11/15/2028	3,932	4,102
	American Honda Finance Corp.	4.150%	1/8/2029	17,814	17,906
[2]	American Honda Finance Corp.	4.400%	9/5/2029	10,364	10,500
	American Honda Finance Corp.	4.800%	3/5/2030	6,233	6,385
	American Honda Finance Corp.	4.600%	4/17/2030	11,423	11,620
[2]	American Honda Finance Corp.	4.500%	9/4/2030	7,059	7,142
[2]	American Honda Finance Corp.	5.850%	10/4/2030	6,320	6,751
	American Honda Finance Corp.	4.450%	1/8/2031	8,814	8,900
[2]	American Honda Finance Corp.	1.800%	1/13/2031	8,000	7,152
[2]	American Honda Finance Corp.	5.050%	7/10/2031	9,350	9,688
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/2029	4,055	4,154
	AutoNation Inc.	3.800%	11/15/2027	1,908	1,901
	AutoNation Inc.	1.950%	8/1/2028	100	95
	AutoNation Inc.	4.450%	1/15/2029	8,750	8,812
	AutoNation Inc.	4.750%	6/1/2030	12,328	12,506
	AutoZone Inc.	3.750%	6/1/2027	19,765	19,722
	AutoZone Inc.	4.500%	2/1/2028	9,780	9,881
	AutoZone Inc.	6.250%	11/1/2028	8,431	8,904
	AutoZone Inc.	3.750%	4/18/2029	9,846	9,771
	AutoZone Inc.	5.100%	7/15/2029	13,972	14,407
	AutoZone Inc.	4.000%	4/15/2030	2,387	2,376
	AutoZone Inc.	5.125%	6/15/2030	9,017	9,344
	AutoZone Inc.	1.650%	1/15/2031	10,000	8,860
	Best Buy Co. Inc.	4.450%	10/1/2028	8,866	8,961
	Best Buy Co. Inc.	1.950%	10/1/2030	7,865	7,109
	Block Financial LLC	2.500%	7/15/2028	13,617	12,980
	BorgWarner Inc.	2.650%	7/1/2027	18,458	18,134
	Brunswick Corp.	5.850%	3/18/2029	2,051	2,132
	Choice Hotels International Inc.	3.700%	12/1/2029	9,197	8,992
	Choice Hotels International Inc.	3.700%	1/15/2031	8,445	8,136
[2]	Cornell University	4.169%	6/15/2030	6,758	6,845
	Darden Restaurants Inc.	3.850%	5/1/2027	6,545	6,533
	Darden Restaurants Inc.	4.350%	10/15/2027	5,604	5,634
	Darden Restaurants Inc.	4.550%	10/15/2029	4,185	4,240
	DR Horton Inc.	1.400%	10/15/2027	949	913
	DR Horton Inc.	4.850%	10/15/2030	5,000	5,153
	eBay Inc.	3.600%	6/5/2027	3,831	3,817
	eBay Inc.	5.950%	11/22/2027	3,911	4,038
	eBay Inc.	4.250%	3/6/2029	6,904	6,952
	eBay Inc.	2.700%	3/11/2030	15,841	15,012
	Ford Motor Co.	6.625%	10/1/2028	1,705	1,802
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	20,174	20,503
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	36,834	37,099
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	31,506	31,390
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	21,860	21,682
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	8,624	9,000
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	19,493	18,915
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	31,968	33,435
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	31,208	32,869
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,035	6,695
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	8,351	8,600
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	15,141	15,240
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	14,328	14,465
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	25,160	25,522
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	34,307	35,463
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	1,183	1,276
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	19,553	20,116
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	29,815	28,555
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	8,400	8,735
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	18,047	17,482
	General Motors Co.	4.200%	10/1/2027	27,714	27,771
	General Motors Co.	6.800%	10/1/2027	11,280	11,699
	General Motors Co.	5.350%	4/15/2028	1,716	1,758
	General Motors Co.	5.000%	10/1/2028	4,482	4,571
	General Motors Co.	5.400%	10/15/2029	17,065	17,737
	General Motors Co.	5.625%	4/15/2030	19,685	20,633
	General Motors Financial Co. Inc.	5.000%	4/9/2027	35,297	35,660
	General Motors Financial Co. Inc.	5.400%	5/8/2027	37,317	37,903
	General Motors Financial Co. Inc.	5.000%	7/15/2027	18,163	18,398
3

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.350%	7/15/2027	15,068	15,325
	General Motors Financial Co. Inc.	2.700%	8/20/2027	29,101	28,571
	General Motors Financial Co. Inc.	3.850%	1/5/2028	1,668	1,663
	General Motors Financial Co. Inc.	5.050%	4/4/2028	15,225	15,520
	General Motors Financial Co. Inc.	2.400%	4/10/2028	35,682	34,522
	General Motors Financial Co. Inc.	5.800%	6/23/2028	33,659	34,871
	General Motors Financial Co. Inc.	2.400%	10/15/2028	160	153
	General Motors Financial Co. Inc.	4.200%	10/27/2028	7,537	7,565
	General Motors Financial Co. Inc.	5.800%	1/7/2029	30,823	32,192
	General Motors Financial Co. Inc.	5.650%	1/17/2029	150	156
	General Motors Financial Co. Inc.	4.300%	4/6/2029	5,564	5,589
	General Motors Financial Co. Inc.	5.550%	7/15/2029	38,574	40,165
	General Motors Financial Co. Inc.	4.900%	10/6/2029	30,058	30,733
	General Motors Financial Co. Inc.	5.350%	1/7/2030	25,663	26,636
	General Motors Financial Co. Inc.	5.850%	4/6/2030	5,489	5,797
	General Motors Financial Co. Inc.	3.600%	6/21/2030	22,027	21,402
	General Motors Financial Co. Inc.	5.450%	7/15/2030	6,307	6,590
	General Motors Financial Co. Inc.	2.350%	1/8/2031	17,000	15,468
	General Motors Financial Co. Inc.	4.600%	1/8/2031	27,285	27,536
	General Motors Financial Co. Inc.	2.700%	6/10/2031	9,250	8,493
	General Motors Financial Co. Inc.	5.600%	6/18/2031	11,845	12,441
	Genuine Parts Co.	6.500%	11/1/2028	137	144
	Genuine Parts Co.	4.950%	8/15/2029	21,599	21,878
	Genuine Parts Co.	1.875%	11/1/2030	14,018	12,378
	Hasbro Inc.	3.500%	9/15/2027	19,347	19,213
	Hasbro Inc.	3.900%	11/19/2029	7,653	7,587
	Home Depot Inc.	2.500%	4/15/2027	18,175	17,949
	Home Depot Inc.	2.875%	4/15/2027	24,668	24,455
	Home Depot Inc.	4.875%	6/25/2027	760	771
	Home Depot Inc.	2.800%	9/14/2027	25,279	24,978
	Home Depot Inc.	3.750%	9/15/2028	8,007	8,047
	Home Depot Inc.	3.900%	12/6/2028	18,983	19,081
	Home Depot Inc.	4.900%	4/15/2029	17,057	17,605
	Home Depot Inc.	2.950%	6/15/2029	18,497	18,010
	Home Depot Inc.	4.750%	6/25/2029	30,114	31,004
	Home Depot Inc.	2.700%	4/15/2030	32,568	31,111
	Home Depot Inc.	3.950%	9/15/2030	902	905
	Home Depot Inc.	1.375%	3/15/2031	13,500	11,888
	Honda Motor Co. Ltd.	2.534%	3/10/2027	23,495	23,192
	Honda Motor Co. Ltd.	4.436%	7/8/2028	28,964	29,292
	Honda Motor Co. Ltd.	4.688%	7/8/2030	15,947	16,257
	Hyatt Hotels Corp.	5.050%	3/30/2028	274	279
	Hyatt Hotels Corp.	4.375%	9/15/2028	907	912
	Hyatt Hotels Corp.	5.250%	6/30/2029	5,685	5,873
	Hyatt Hotels Corp.	5.750%	4/23/2030	12,743	13,388
	JD.com Inc.	3.375%	1/14/2030	11,773	11,551
	Las Vegas Sands Corp.	5.900%	6/1/2027	2,449	2,491
	Las Vegas Sands Corp.	5.625%	6/15/2028	11,715	11,999
	Las Vegas Sands Corp.	3.900%	8/8/2029	6,034	5,907
	Las Vegas Sands Corp.	6.000%	8/15/2029	1,640	1,716
	Las Vegas Sands Corp.	6.000%	6/14/2030	9,192	9,651
	Lear Corp.	3.800%	9/15/2027	5,987	5,974
	Lear Corp.	4.250%	5/15/2029	13,397	13,396
	Lear Corp.	3.500%	5/30/2030	9,660	9,369
	Leggett & Platt Inc.	3.500%	11/15/2027	1,050	1,037
	Leggett & Platt Inc.	4.400%	3/15/2029	11,171	11,127
	Leland Stanford Junior University	1.289%	6/1/2027	7,258	7,060
[2]	Leland Stanford Junior University	4.146%	8/1/2030	36	37
	Lennar Corp.	5.000%	6/15/2027	3,229	3,251
	Lennar Corp.	4.750%	11/29/2027	1,978	1,995
	Lennar Corp.	5.200%	7/30/2030	22,875	23,702
	Lowe's Cos. Inc.	3.350%	4/1/2027	9,606	9,551
	Lowe's Cos. Inc.	3.100%	5/3/2027	14,395	14,265
	Lowe's Cos. Inc.	3.950%	10/15/2027	16,212	16,263
	Lowe's Cos. Inc.	1.300%	4/15/2028	31,059	29,447
	Lowe's Cos. Inc.	1.700%	9/15/2028	20,371	19,292
	Lowe's Cos. Inc.	4.000%	10/15/2028	17,791	17,838
	Lowe's Cos. Inc.	3.650%	4/5/2029	12,007	11,905
	Lowe's Cos. Inc.	4.500%	4/15/2030	25,008	25,425
	Lowe's Cos. Inc.	1.700%	10/15/2030	18,472	16,594
4

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.250%	3/15/2031	21,550	21,614
	Magna International Inc.	5.050%	3/14/2029	1,690	1,741
	Magna International Inc.	2.450%	6/15/2030	7,727	7,240
	Marriott International Inc.	4.200%	7/15/2027	1,985	1,994
	Marriott International Inc.	5.000%	10/15/2027	7,962	8,091
[2]	Marriott International Inc.	4.000%	4/15/2028	9,692	9,711
	Marriott International Inc.	5.550%	10/15/2028	16,692	17,328
[2]	Marriott International Inc.	4.650%	12/1/2028	3,622	3,679
	Marriott International Inc.	4.900%	4/15/2029	18,672	19,129
	Marriott International Inc.	4.875%	5/15/2029	15,603	16,002
[2]	Marriott International Inc.	4.625%	6/15/2030	20,721	21,103
	Masco Corp.	3.500%	11/15/2027	3,164	3,144
	Masco Corp.	1.500%	2/15/2028	1,941	1,852
	Masco Corp.	2.000%	2/15/2031	15,000	13,489
	Mattel Inc.	5.000%	11/17/2030	1,650	1,674
[2]	McDonald's Corp.	3.500%	3/1/2027	12,377	12,338
[2]	McDonald's Corp.	3.500%	7/1/2027	19,317	19,243
[2]	McDonald's Corp.	3.800%	4/1/2028	22,942	22,953
	McDonald's Corp.	4.800%	8/14/2028	7,899	8,081
[2]	McDonald's Corp.	5.000%	5/17/2029	18,618	19,251
[2]	McDonald's Corp.	2.625%	9/1/2029	6,466	6,206
[2]	McDonald's Corp.	2.125%	3/1/2030	5,659	5,282
	McDonald's Corp.	4.600%	5/15/2030	9,333	9,559
[2]	McDonald's Corp.	3.600%	7/1/2030	8,350	8,252
	McDonald's Corp.	4.400%	2/12/2031	9,000	9,145
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	13,280	15,764
	Meritage Homes Corp.	5.125%	6/6/2027	5,870	5,910
	Mohawk Industries Inc.	5.850%	9/18/2028	12,604	13,122
	Mohawk Industries Inc.	3.625%	5/15/2030	10,245	10,021
	NIKE Inc.	2.750%	3/27/2027	21,085	20,879
	NIKE Inc.	2.850%	3/27/2030	24,274	23,337
	NVR Inc.	3.000%	5/15/2030	18,975	18,131
	O'Reilly Automotive Inc.	3.600%	9/1/2027	18,201	18,112
	O'Reilly Automotive Inc.	3.900%	6/1/2029	20,697	20,637
	O'Reilly Automotive Inc.	4.200%	4/1/2030	7,750	7,776
	Owens Corning	5.500%	6/15/2027	23,155	23,580
	Owens Corning	3.950%	8/15/2029	4,530	4,514
	Owens Corning	3.500%	2/15/2030	505	494
	Owens Corning	3.875%	6/1/2030	6,100	6,034
	Polaris Inc.	6.950%	3/15/2029	7,336	7,779
	President & Fellows of Harvard College	4.887%	3/15/2030	7,363	7,666
	PulteGroup Inc.	4.250%	3/1/2031	7,850	7,842
	PVH Corp.	5.500%	6/13/2030	19,611	20,130
	Ralph Lauren Corp.	2.950%	6/15/2030	16,174	15,497
	Ross Stores Inc.	1.875%	4/15/2031	12,426	11,079
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,456	4,693
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	5,000	4,969
	Sands China Ltd.	2.300%	3/8/2027	3,951	3,878
	Sands China Ltd.	5.400%	8/8/2028	26,455	27,009
	Sands China Ltd.	2.850%	3/8/2029	10,146	9,703
	Sands China Ltd.	4.375%	6/18/2030	11,375	11,250
	Sekisui House US Inc.	3.850%	1/15/2030	7,604	7,401
	Snap-on Inc.	3.250%	3/1/2027	5,581	5,551
	Stanley Black & Decker Inc.	6.000%	3/6/2028	235	244
	Stanley Black & Decker Inc.	4.250%	11/15/2028	12,358	12,411
	Stanley Black & Decker Inc.	2.300%	3/15/2030	865	802
	Starbucks Corp.	3.500%	3/1/2028	15,367	15,261
	Starbucks Corp.	4.500%	5/15/2028	24,267	24,547
	Starbucks Corp.	4.000%	11/15/2028	16,420	16,463
	Starbucks Corp.	3.550%	8/15/2029	9,130	9,030
	Starbucks Corp.	2.250%	3/12/2030	13,807	12,877
	Starbucks Corp.	4.800%	5/15/2030	9,601	9,885
	Starbucks Corp.	2.550%	11/15/2030	24,595	22,988
	Starbucks Corp.	4.900%	2/15/2031	10,000	10,353
[2]	Tapestry Inc.	4.125%	7/15/2027	7,214	7,217
	Tapestry Inc.	5.100%	3/11/2030	13,199	13,617
	TJX Cos. Inc.	3.875%	4/15/2030	11,626	11,629
	Toll Brothers Finance Corp.	4.350%	2/15/2028	10,418	10,482
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,391	5,336
	Toyota Motor Corp.	4.186%	6/30/2027	13,371	13,458
5

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	5.118%	7/13/2028	3,220	3,317
	Toyota Motor Corp.	3.669%	7/20/2028	5,635	5,641
	Toyota Motor Corp.	2.760%	7/2/2029	239	231
	Toyota Motor Corp.	4.450%	6/30/2030	15,422	15,714
[2]	Toyota Motor Credit Corp.	5.000%	3/19/2027	31,232	31,654
[2]	Toyota Motor Credit Corp.	3.050%	3/22/2027	40,638	40,376
	Toyota Motor Credit Corp.	4.500%	5/14/2027	11,910	12,024
[2]	Toyota Motor Credit Corp.	1.150%	8/13/2027	7,979	7,706
[2]	Toyota Motor Credit Corp.	4.550%	9/20/2027	32,630	33,061
[2]	Toyota Motor Credit Corp.	4.350%	10/8/2027	6,371	6,437
	Toyota Motor Credit Corp.	5.450%	11/10/2027	16,272	16,747
[2]	Toyota Motor Credit Corp.	3.050%	1/11/2028	474	469
[2]	Toyota Motor Credit Corp.	3.750%	1/12/2028	12,685	12,707
	Toyota Motor Credit Corp.	4.625%	1/12/2028	197	200
[2]	Toyota Motor Credit Corp.	1.900%	4/6/2028	19,501	18,832
	Toyota Motor Credit Corp.	4.050%	9/5/2028	23,405	23,594
[2]	Toyota Motor Credit Corp.	5.250%	9/11/2028	2,452	2,540
	Toyota Motor Credit Corp.	3.650%	1/8/2029	1,010	1,008
[2]	Toyota Motor Credit Corp.	4.450%	6/29/2029	9,907	10,093
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,017	17,389
	Toyota Motor Credit Corp.	4.950%	1/9/2030	17,019	17,641
[2]	Toyota Motor Credit Corp.	2.150%	2/13/2030	2,300	2,153
[2]	Toyota Motor Credit Corp.	3.375%	4/1/2030	17,851	17,456
	Toyota Motor Credit Corp.	4.800%	5/15/2030	26,029	26,856
[2]	Toyota Motor Credit Corp.	4.550%	5/17/2030	11,683	11,960
	Toyota Motor Credit Corp.	5.550%	11/20/2030	9,805	10,439
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	10,000	8,949
[2]	Toyota Motor Credit Corp.	4.200%	1/10/2031	23,232	23,399
	Toyota Motor Credit Corp.	5.100%	3/21/2031	9,560	10,002
	Tractor Supply Co.	1.750%	11/1/2030	19,583	17,534
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,566
					3,628,854
Consumer Staples (5.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	8,300	9,005
	Altria Group Inc.	4.875%	2/4/2028	8,752	8,911
	Altria Group Inc.	6.200%	11/1/2028	11,013	11,620
	Altria Group Inc.	4.800%	2/14/2029	27,940	28,550
	Altria Group Inc.	3.400%	5/6/2030	180	175
	Altria Group Inc.	4.500%	8/6/2030	5,807	5,901
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	73,825	75,575
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	32,085	31,618
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	6,194	6,026
	Avery Dennison Corp.	4.875%	12/6/2028	15,110	15,418
	Avery Dennison Corp.	2.650%	4/30/2030	11,406	10,755
	BAT Capital Corp.	3.557%	8/15/2027	44,556	44,327
	BAT Capital Corp.	2.259%	3/25/2028	31,311	30,287
	BAT Capital Corp.	3.462%	9/6/2029	21,848	21,434
	BAT Capital Corp.	4.906%	4/2/2030	20,999	21,562
	BAT Capital Corp.	6.343%	8/2/2030	21,198	23,036
	BAT Capital Corp.	5.834%	2/20/2031	8,000	8,552
	BAT Capital Corp.	2.726%	3/25/2031	8,000	7,448
	BAT International Finance plc	4.448%	3/16/2028	26,601	26,844
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	200
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	2,364	2,376
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	28,817	28,997
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	5,200	4,948
	Campbell's Co.	5.200%	3/19/2027	15,197	15,390
	Campbell's Co.	4.150%	3/15/2028	8,098	8,121
	Campbell's Co.	5.200%	3/21/2029	21,917	22,540
	Church & Dwight Co. Inc.	3.150%	8/1/2027	8,419	8,345
	Clorox Co.	3.100%	10/1/2027	8,364	8,269
	Clorox Co.	4.400%	5/1/2029	20,041	20,277
	Clorox Co.	1.800%	5/15/2030	8,660	7,885
	Coca-Cola Co.	3.375%	3/25/2027	16,264	16,241
	Coca-Cola Co.	2.900%	5/25/2027	4,089	4,055
	Coca-Cola Co.	1.450%	6/1/2027	39,827	38,796
	Coca-Cola Co.	1.500%	3/5/2028	3,425	3,292
	Coca-Cola Co.	1.000%	3/15/2028	20,444	19,443
	Coca-Cola Co.	2.125%	9/6/2029	17,474	16,596
6

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	3.450%	3/25/2030	1,347	1,332
	Coca-Cola Co.	1.650%	6/1/2030	19,420	17,793
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	12,818	13,297
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	22,926	21,886
	Colgate-Palmolive Co.	3.100%	8/15/2027	1,725	1,713
	Colgate-Palmolive Co.	4.600%	3/1/2028	449	457
	Colgate-Palmolive Co.	4.200%	5/1/2030	11,176	11,347
	Conagra Brands Inc.	1.375%	11/1/2027	17,571	16,817
	Conagra Brands Inc.	4.850%	11/1/2028	22,949	23,271
	Conagra Brands Inc.	5.000%	8/1/2030	21,377	21,803
	Constellation Brands Inc.	3.500%	5/9/2027	17,700	17,611
	Constellation Brands Inc.	4.350%	5/9/2027	15,313	15,384
	Constellation Brands Inc.	3.600%	2/15/2028	235	234
	Constellation Brands Inc.	4.650%	11/15/2028	13,837	14,050
	Constellation Brands Inc.	4.800%	1/15/2029	3,331	3,400
	Constellation Brands Inc.	3.150%	8/1/2029	18,030	17,527
	Constellation Brands Inc.	2.875%	5/1/2030	527	501
	Constellation Brands Inc.	4.800%	5/1/2030	206	211
	Constellation Brands Inc.	2.250%	8/1/2031	4,500	4,047
	Costco Wholesale Corp.	3.000%	5/18/2027	24,178	24,024
	Costco Wholesale Corp.	1.375%	6/20/2027	20,534	19,954
	Costco Wholesale Corp.	1.600%	4/20/2030	25,781	23,604
	Diageo Capital plc	5.300%	10/24/2027	19,254	19,706
	Diageo Capital plc	3.875%	5/18/2028	210	210
	Diageo Capital plc	2.375%	10/24/2029	23,493	22,245
	Diageo Capital plc	2.000%	4/29/2030	2,395	2,206
	Diageo Investment Corp.	5.125%	8/15/2030	22,346	23,257
	Dollar General Corp.	4.125%	5/1/2028	18,884	18,948
	Dollar General Corp.	5.200%	7/5/2028	14,598	14,977
	Dollar General Corp.	3.500%	4/3/2030	8,743	8,503
	Dollar Tree Inc.	4.200%	5/15/2028	19,507	19,573
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	8,912	8,852
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	8,042	8,132
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	4,060	3,830
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	2,830	2,682
	General Mills Inc.	4.200%	4/17/2028	29,357	29,466
	General Mills Inc.	5.500%	10/17/2028	14,121	14,646
	General Mills Inc.	4.875%	1/30/2030	13,672	14,026
	General Mills Inc.	2.875%	4/15/2030	2,770	2,633
	Haleon US Capital LLC	3.375%	3/24/2027	44,799	44,585
	Haleon US Capital LLC	3.375%	3/24/2029	26,802	26,350
	Hershey Co.	4.550%	2/24/2028	3,811	3,875
	Hershey Co.	4.250%	5/4/2028	9,676	9,775
	Hershey Co.	4.750%	2/24/2030	13,967	14,410
	Hershey Co.	1.700%	6/1/2030	224	205
	Hormel Foods Corp.	4.800%	3/30/2027	3,407	3,440
	Hormel Foods Corp.	1.700%	6/3/2028	5,898	5,634
	Hormel Foods Corp.	1.800%	6/11/2030	18,275	16,679
	Ingredion Inc.	2.900%	6/1/2030	8,917	8,513
	J M Smucker Co.	3.375%	12/15/2027	21,030	20,847
	J M Smucker Co.	5.900%	11/15/2028	14,848	15,564
	J M Smucker Co.	2.375%	3/15/2030	2,097	1,964
	JBS NV	3.000%	2/2/2029	3,436	3,337
	JBS NV	3.750%	12/1/2031	5,000	4,777
	Kellanova	3.400%	11/15/2027	1,407	1,399
	Kellanova	4.300%	5/15/2028	14,695	14,830
	Kellanova	2.100%	6/1/2030	5,997	5,557
	Kenvue Inc.	5.050%	3/22/2028	32,949	33,727
	Kenvue Inc.	5.000%	3/22/2030	15,813	16,389
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	17,657	17,843
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	19,494	19,687
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	25,711	26,353
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	9,593	9,532
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	2,172	2,079
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	18,178	18,356
	Kimberly-Clark Corp.	3.950%	11/1/2028	5,946	5,974
	Kimberly-Clark Corp.	3.200%	4/25/2029	9,006	8,851
	Kimberly-Clark Corp.	3.100%	3/26/2030	14,974	14,515
	Kraft Heinz Foods Co.	3.875%	5/15/2027	32,538	32,476
	Kraft Heinz Foods Co.	3.750%	4/1/2030	12,629	12,436
7

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	3.700%	8/1/2027	12,449	12,426
Kroger Co.	4.500%	1/15/2029	6,311	6,417
Kroger Co.	2.200%	5/1/2030	4,550	4,236
Kroger Co.	1.700%	1/15/2031	12,715	11,319
McCormick & Co. Inc.	3.400%	8/15/2027	20,676	20,576
McCormick & Co. Inc.	4.150%	2/15/2029	3,225	3,247
McCormick & Co. Inc.	1.850%	2/15/2031	8,275	7,392
Mondelez International Inc.	2.625%	3/17/2027	20,417	20,163
Mondelez International Inc.	4.250%	5/6/2028	16,107	16,218
Mondelez International Inc.	4.125%	5/7/2028	205	206
Mondelez International Inc.	4.750%	2/20/2029	1,406	1,438
Mondelez International Inc.	2.750%	4/13/2030	10,762	10,205
Mondelez International Inc.	4.500%	5/6/2030	12,184	12,364
Mondelez International Inc.	1.500%	2/4/2031	7,425	6,538
PepsiCo Inc.	2.625%	3/19/2027	7,575	7,490
PepsiCo Inc.	3.000%	10/15/2027	19,704	19,537
PepsiCo Inc.	4.450%	2/7/2028	9,328	9,469
PepsiCo Inc.	3.600%	2/18/2028	20,134	20,137
PepsiCo Inc.	4.450%	5/15/2028	14,739	14,973
PepsiCo Inc.	4.100%	1/15/2029	24,981	25,245
PepsiCo Inc.	7.000%	3/1/2029	8,807	9,621
PepsiCo Inc.	4.500%	7/17/2029	500	512
PepsiCo Inc.	2.625%	7/29/2029	17,644	17,007
PepsiCo Inc.	2.750%	3/19/2030	42,149	40,399
PepsiCo Inc.	1.625%	5/1/2030	18,447	16,865
PepsiCo Inc.	4.300%	7/23/2030	12,245	12,490
Philip Morris International Inc.	3.125%	8/17/2027	387	384
Philip Morris International Inc.	4.375%	11/1/2027	16,910	17,078
Philip Morris International Inc.	5.125%	11/17/2027	12,414	12,667
Philip Morris International Inc.	4.875%	2/15/2028	39,202	39,952
Philip Morris International Inc.	3.125%	3/2/2028	300	296
Philip Morris International Inc.	4.125%	4/28/2028	20,434	20,570
Philip Morris International Inc.	3.875%	10/27/2028	3,522	3,527
Philip Morris International Inc.	4.875%	2/13/2029	28,657	29,458
Philip Morris International Inc.	3.375%	8/15/2029	972	955
Philip Morris International Inc.	4.625%	11/1/2029	20,090	20,562
Philip Morris International Inc.	5.625%	11/17/2029	35,366	37,364
Philip Morris International Inc.	5.125%	2/15/2030	30,944	32,137
Philip Morris International Inc.	4.375%	4/30/2030	24,418	24,720
Philip Morris International Inc.	2.100%	5/1/2030	3,764	3,483
Philip Morris International Inc.	5.500%	9/7/2030	6,027	6,369
Philip Morris International Inc.	4.000%	10/29/2030	13,011	12,979
Philip Morris International Inc.	1.750%	11/1/2030	23,089	20,798
Philip Morris International Inc.	5.125%	2/13/2031	21,000	21,914
Pilgrim's Pride Corp.	4.250%	4/15/2031	8,000	7,844
Procter & Gamble Co.	2.850%	8/11/2027	18,393	18,226
Procter & Gamble Co.	3.950%	1/26/2028	16,063	16,196
Procter & Gamble Co.	4.350%	1/29/2029	19,296	19,766
Procter & Gamble Co.	4.150%	10/24/2029	750	764
Procter & Gamble Co.	3.000%	3/25/2030	25,254	24,544
Procter & Gamble Co.	4.050%	5/1/2030	29,354	29,701
Procter & Gamble Co.	1.200%	10/29/2030	1,940	1,725
Sysco Corp.	3.250%	7/15/2027	8,820	8,752
Sysco Corp.	5.750%	1/17/2029	18,466	19,359
Sysco Corp.	2.400%	2/15/2030	1,425	1,340
Sysco Corp.	5.100%	9/23/2030	18,932	19,650
Sysco Corp.	4.400%	7/25/2031	4,150	4,165
Target Corp.	4.350%	6/15/2028	10,331	10,474
Target Corp.	3.375%	4/15/2029	22,192	21,949
Target Corp.	2.350%	2/15/2030	3,508	3,312
Target Corp.	2.650%	9/15/2030	7,663	7,244
Tyson Foods Inc.	3.550%	6/2/2027	23,973	23,861
Tyson Foods Inc.	4.350%	3/1/2029	34,130	34,424
Tyson Foods Inc.	5.400%	3/15/2029	19,765	20,497
Unilever Capital Corp.	2.900%	5/5/2027	17,019	16,886
Unilever Capital Corp.	4.250%	8/12/2027	2,883	2,907
Unilever Capital Corp.	3.500%	3/22/2028	22,411	22,344
Unilever Capital Corp.	4.875%	9/8/2028	21,819	22,422
Unilever Capital Corp.	2.125%	9/6/2029	14,981	14,197
Walmart Inc.	4.100%	4/28/2027	12,836	12,916
8

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.950%	9/9/2027	23,609	23,738
	Walmart Inc.	3.900%	4/15/2028	20,009	20,125
	Walmart Inc.	3.700%	6/26/2028	29,000	29,062
	Walmart Inc.	1.500%	9/22/2028	27,039	25,694
	Walmart Inc.	3.250%	7/8/2029	4,532	4,489
	Walmart Inc.	2.375%	9/24/2029	1,480	1,419
	Walmart Inc.	7.550%	2/15/2030	251	287
	Walmart Inc.	4.000%	4/15/2030	7,257	7,356
	Walmart Inc.	4.350%	4/28/2030	20,172	20,596
					2,666,863
Energy (5.9%)
[2]	APA Corp.	4.250%	1/15/2030	10,981	10,907
	Baker Hughes Holdings LLC	3.337%	12/15/2027	26,903	26,682
	Baker Hughes Holdings LLC	3.138%	11/7/2029	17,285	16,844
	Boardwalk Pipelines LP	4.450%	7/15/2027	2,327	2,337
	Boardwalk Pipelines LP	4.800%	5/3/2029	7,555	7,697
	BP Capital Markets America Inc.	3.543%	4/6/2027	15,650	15,613
[2]	BP Capital Markets America Inc.	3.588%	4/14/2027	17,749	17,726
	BP Capital Markets America Inc.	5.017%	11/17/2027	36,902	37,650
	BP Capital Markets America Inc.	3.937%	9/21/2028	19,978	20,047
	BP Capital Markets America Inc.	4.234%	11/6/2028	38,090	38,480
	BP Capital Markets America Inc.	4.699%	4/10/2029	10,115	10,364
	BP Capital Markets America Inc.	4.970%	10/17/2029	22,556	23,353
	BP Capital Markets America Inc.	4.868%	11/25/2029	23,625	24,389
	BP Capital Markets America Inc.	3.633%	4/6/2030	31,817	31,476
	BP Capital Markets America Inc.	1.749%	8/10/2030	188	171
	BP Capital Markets plc	3.279%	9/19/2027	1,796	1,786
	BP Capital Markets plc	3.723%	11/28/2028	16,535	16,505
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	30,685	30,643
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	17,567	18,111
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	20,823	21,022
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	40,214	39,643
	Cheniere Energy Inc.	4.625%	10/15/2028	22,463	22,454
	Cheniere Energy Partners LP	4.500%	10/1/2029	47,300	47,553
	Chevron Corp.	1.995%	5/11/2027	28,352	27,825
	Chevron Corp.	2.236%	5/11/2030	2,733	2,565
	Chevron USA Inc.	1.018%	8/12/2027	6,180	5,958
	Chevron USA Inc.	3.950%	8/13/2027	19,517	19,620
	Chevron USA Inc.	3.850%	1/15/2028	18,295	18,370
	Chevron USA Inc.	4.475%	2/26/2028	13,241	13,453
	Chevron USA Inc.	4.050%	8/13/2028	25,293	25,547
	Chevron USA Inc.	4.687%	4/15/2030	22,046	22,723
	Chevron USA Inc.	4.300%	10/15/2030	22,054	22,458
	ConocoPhillips Co.	6.950%	4/15/2029	276	301
	ConocoPhillips Co.	4.700%	1/15/2030	41,574	42,616
	Continental Resources Inc.	4.375%	1/15/2028	12,580	12,598
	Coterra Energy Inc.	3.900%	5/15/2027	19,946	19,919
	DCP Midstream Operating LP	5.625%	7/15/2027	12,705	12,940
	DCP Midstream Operating LP	5.125%	5/15/2029	13,648	14,035
	Diamondback Energy Inc.	5.200%	4/18/2027	17,303	17,521
	Diamondback Energy Inc.	3.500%	12/1/2029	25,961	25,404
	Diamondback Energy Inc.	5.150%	1/30/2030	27,123	28,130
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	3,049	2,945
	Enbridge Inc.	5.250%	4/5/2027	19,591	19,855
	Enbridge Inc.	3.700%	7/15/2027	6,253	6,236
	Enbridge Inc.	6.000%	11/15/2028	295	311
	Enbridge Inc.	4.200%	11/20/2028	4,481	4,506
	Enbridge Inc.	5.300%	4/5/2029	18,751	19,428
	Enbridge Inc.	3.125%	11/15/2029	26,263	25,392
	Enbridge Inc.	4.900%	6/20/2030	22,045	22,684
	Enbridge Inc.	6.200%	11/15/2030	414	448
	Enbridge Inc.	4.500%	2/15/2031	8,250	8,330
	Enbridge Inc.	7.375%	3/15/2055	7,763	8,284
	Energy Transfer LP	4.200%	4/15/2027	20,095	20,143
[2]	Energy Transfer LP	5.500%	6/1/2027	30,607	31,072
	Energy Transfer LP	4.000%	10/1/2027	350	350
	Energy Transfer LP	5.550%	2/15/2028	26,101	26,862
	Energy Transfer LP	4.950%	5/15/2028	20,207	20,588
	Energy Transfer LP	4.950%	6/15/2028	21,705	22,131
9

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.100%	12/1/2028	1,420	1,495
	Energy Transfer LP	5.250%	4/15/2029	42,035	43,407
	Energy Transfer LP	5.250%	7/1/2029	25,168	26,101
	Energy Transfer LP	4.150%	9/15/2029	550	551
	Energy Transfer LP	5.200%	4/1/2030	1,410	1,466
	Energy Transfer LP	3.750%	5/15/2030	15,304	15,051
	Energy Transfer LP	6.400%	12/1/2030	4,295	4,679
	Energy Transfer LP	4.550%	1/15/2031	23,965	24,202
	Eni USA Inc.	7.300%	11/15/2027	3,950	4,168
	Enterprise Products Operating LLC	4.300%	6/20/2028	10,700	10,811
	Enterprise Products Operating LLC	4.150%	10/16/2028	14,828	14,948
	Enterprise Products Operating LLC	3.125%	7/31/2029	29,453	28,746
	Enterprise Products Operating LLC	2.800%	1/31/2030	34,480	33,037
	Enterprise Products Operating LLC	4.600%	1/15/2031	19,875	20,307
[2]	Enterprise Products Operating LLC	5.250%	8/16/2077	2,272	2,278
[2]	Enterprise Products Operating LLC	5.375%	2/15/2078	12,627	12,659
	EOG Resources Inc.	4.400%	7/15/2028	6,466	6,550
	EOG Resources Inc.	4.375%	4/15/2030	13,652	13,842
	EOG Resources Inc.	4.400%	1/15/2031	17,100	17,302
	EQT Corp.	3.900%	10/1/2027	29,848	29,788
	EQT Corp.	4.500%	1/15/2029	19,015	19,179
	EQT Corp.	5.000%	1/15/2029	150	153
	EQT Corp.	6.375%	4/1/2029	6,920	7,153
	EQT Corp.	7.000%	2/1/2030	7,490	8,196
	EQT Corp.	7.500%	6/1/2030	20,440	22,685
	EQT Corp.	4.750%	1/15/2031	6,820	6,917
	Expand Energy Corp.	5.375%	2/1/2029	13,057	13,038
	Expand Energy Corp.	5.375%	3/15/2030	17,300	17,571
	Exxon Mobil Corp.	2.440%	8/16/2029	12,933	12,449
	Exxon Mobil Corp.	3.482%	3/19/2030	50,961	50,301
	Exxon Mobil Corp.	2.610%	10/15/2030	17,439	16,539
	Halliburton Co.	2.920%	3/1/2030	18,088	17,329
	Helmerich & Payne Inc.	4.650%	12/1/2027	654	660
	Helmerich & Payne Inc.	4.850%	12/1/2029	6,750	6,872
	Hess Corp.	4.300%	4/1/2027	31,849	31,968
	HF Sinclair Corp.	5.000%	2/1/2028	11,181	11,179
	HF Sinclair Corp.	4.500%	10/1/2030	5,125	5,103
	HF Sinclair Corp.	5.750%	1/15/2031	9,550	9,909
	Kinder Morgan Inc.	4.300%	3/1/2028	37,608	37,921
	Kinder Morgan Inc.	5.000%	2/1/2029	18,857	19,425
	Kinder Morgan Inc.	5.100%	8/1/2029	11,530	11,938
	Kinder Morgan Inc.	5.150%	6/1/2030	20,940	21,787
	Marathon Petroleum Corp.	3.800%	4/1/2028	1,411	1,407
	Marathon Petroleum Corp.	5.150%	3/1/2030	28,584	29,623
	MPLX LP	4.250%	12/1/2027	13,233	13,291
	MPLX LP	4.000%	3/15/2028	120	120
	MPLX LP	4.800%	2/15/2029	14,448	14,728
	MPLX LP	2.650%	8/15/2030	28,460	26,656
	MPLX LP	4.800%	2/15/2031	15,755	16,084
	NOV Inc.	3.600%	12/1/2029	9,528	9,342
	Occidental Petroleum Corp.	8.875%	7/15/2030	267	310
	Occidental Petroleum Corp.	6.625%	9/1/2030	29,349	31,778
	Occidental Petroleum Corp.	6.125%	1/1/2031	28,400	30,549
	ONEOK Inc.	4.000%	7/13/2027	22,076	22,093
	ONEOK Inc.	4.250%	9/24/2027	9,046	9,088
	ONEOK Inc.	4.550%	7/15/2028	4,492	4,541
	ONEOK Inc.	5.650%	11/1/2028	14,133	14,693
	ONEOK Inc.	4.350%	3/15/2029	15,782	15,880
	ONEOK Inc.	5.375%	6/1/2029	21,511	22,285
	ONEOK Inc.	3.400%	9/1/2029	1,004	982
	ONEOK Inc.	4.400%	10/15/2029	28,677	28,908
	ONEOK Inc.	3.250%	6/1/2030	6,785	6,513
	ONEOK Inc.	6.350%	1/15/2031	9,970	10,797
	Ovintiv Inc.	5.650%	5/15/2028	16,976	17,586
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	20,076	19,922
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	835	849
	Phillips 66	3.900%	3/15/2028	18,315	18,296
	Phillips 66	2.150%	12/15/2030	12,685	11,575
	Phillips 66 Co.	4.950%	12/1/2027	19,375	19,703
	Phillips 66 Co.	3.750%	3/1/2028	13,774	13,746
10

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	3.150%	12/15/2029	614	595
	Pioneer Natural Resources Co.	1.900%	8/15/2030	1,185	1,087
	Pioneer Natural Resources Co.	2.150%	1/15/2031	5,000	4,599
	Plains All American Pipeline LP	3.550%	12/15/2029	20,632	20,221
	Plains All American Pipeline LP	3.800%	9/15/2030	1,057	1,037
	Plains All American Pipeline LP	4.700%	1/15/2031	24,443	24,820
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,163	21,243
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	51,251	51,814
	Schlumberger Investment SA	2.650%	6/26/2030	2,451	2,335
[3]	Shell Finance US Inc.	3.875%	11/13/2028	31,859	32,011
[2]	Shell Finance US Inc.	2.375%	11/7/2029	38,900	36,987
[2]	Shell Finance US Inc.	2.750%	4/6/2030	26,129	24,981
	Shell Finance US Inc.	4.125%	11/6/2030	13,570	13,672
	Shell International Finance BV	2.375%	11/7/2029	1,960	1,862
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	4,065	4,107
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,904	12,166
	Targa Resources Corp.	5.200%	7/1/2027	5,420	5,507
	Targa Resources Corp.	4.350%	1/15/2029	12,956	13,054
	Targa Resources Corp.	6.150%	3/1/2029	12,545	13,266
	Targa Resources Corp.	4.900%	9/15/2030	17,605	18,066
	Targa Resources Partners LP	5.500%	3/1/2030	15,790	16,065
	TC PipeLines LP	3.900%	5/25/2027	7,914	7,900
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	272	293
	TotalEnergies Capital International SA	3.455%	2/19/2029	28,245	28,009
	TotalEnergies Capital International SA	2.829%	1/10/2030	29,886	28,881
	TotalEnergies Capital SA	3.883%	10/11/2028	26,066	26,200
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	22,602	22,798
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	37,539	37,745
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	16,960	16,932
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	12,836	13,352
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	550	551
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	3,836	3,712
	Valero Energy Corp.	2.150%	9/15/2027	6,292	6,125
	Valero Energy Corp.	4.350%	6/1/2028	833	839
	Valero Energy Corp.	4.000%	4/1/2029	11,483	11,486
	Valero Energy Corp.	5.150%	2/15/2030	8,428	8,736
	Valero Energy Partners LP	4.500%	3/15/2028	9,063	9,146
	Viper Energy Partners LLC	4.900%	8/1/2030	9,516	9,720
	Western Midstream Operating LP	4.500%	3/1/2028	316	318
	Western Midstream Operating LP	6.350%	1/15/2029	10,866	11,478
	Western Midstream Operating LP	4.050%	2/1/2030	18,203	17,979
	Williams Cos. Inc.	3.750%	6/15/2027	27,049	26,988
	Williams Cos. Inc.	5.300%	8/15/2028	219	226
	Williams Cos. Inc.	4.900%	3/15/2029	23,772	24,381
	Williams Cos. Inc.	4.800%	11/15/2029	150	154
	Williams Cos. Inc.	4.625%	6/30/2030	30,067	30,594
	Williams Cos. Inc.	3.500%	11/15/2030	8,910	8,633
	Woodside Finance Ltd.	4.900%	5/19/2028	5,394	5,486
	Woodside Finance Ltd.	5.400%	5/19/2030	23,516	24,398
					2,826,561
Financials (37.3%)
	ACE Capital Trust II	9.700%	4/1/2030	4,500	5,380
[2]	Aegon Ltd.	5.500%	4/11/2048	13,019	13,181
	AerCap Ireland Capital DAC	6.450%	4/15/2027	29,446	30,184
	AerCap Ireland Capital DAC	3.650%	7/21/2027	33,457	33,328
	AerCap Ireland Capital DAC	4.625%	10/15/2027	229	231
	AerCap Ireland Capital DAC	3.875%	1/23/2028	17,403	17,360
	AerCap Ireland Capital DAC	4.875%	4/1/2028	5,075	5,160
	AerCap Ireland Capital DAC	5.750%	6/6/2028	1,515	1,569
	AerCap Ireland Capital DAC	3.000%	10/29/2028	81,580	79,328
	AerCap Ireland Capital DAC	5.100%	1/19/2029	18,296	18,777
	AerCap Ireland Capital DAC	4.125%	2/28/2029	4,903	4,905
	AerCap Ireland Capital DAC	4.625%	9/10/2029	14,842	15,044
	AerCap Ireland Capital DAC	6.150%	9/30/2030	31,976	34,309
	AerCap Ireland Capital DAC	6.950%	3/10/2055	12,690	13,390
	AerCap Ireland Capital DAC	6.500%	1/31/2056	7,795	8,077
	Affiliated Managers Group Inc.	3.300%	6/15/2030	5,540	5,325
	Aflac Inc.	3.600%	4/1/2030	18,520	18,246
	Air Lease Corp.	3.625%	4/1/2027	8,176	8,142
11

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	3.625%	12/1/2027	3,949	3,922
	Air Lease Corp.	5.850%	12/15/2027	6,127	6,311
	Air Lease Corp.	5.300%	2/1/2028	17,797	18,170
	Air Lease Corp.	2.100%	9/1/2028	8,055	7,649
	Air Lease Corp.	5.100%	3/1/2029	7,241	7,404
	Air Lease Corp.	3.250%	10/1/2029	12,292	11,858
[2]	Air Lease Corp.	3.000%	2/1/2030	11,070	10,480
	Air Lease Corp.	3.125%	12/1/2030	14,031	13,175
	Alleghany Corp.	3.625%	5/15/2030	17,293	17,078
	Allstate Corp.	5.050%	6/24/2029	8,565	8,848
	Allstate Corp.	1.450%	12/15/2030	14,204	12,543
	Ally Financial Inc.	7.100%	11/15/2027	27,525	28,825
	Ally Financial Inc.	2.200%	11/2/2028	18,516	17,632
	Ally Financial Inc.	5.737%	5/15/2029	23,651	24,289
	Ally Financial Inc.	6.992%	6/13/2029	14,265	15,023
	Ally Financial Inc.	6.848%	1/3/2030	10,974	11,606
	Ally Financial Inc.	5.543%	1/17/2031	730	750
	American Express Co.	3.300%	5/3/2027	200	199
	American Express Co.	5.850%	11/5/2027	12,769	13,175
	American Express Co.	5.043%	7/26/2028	20,973	21,291
	American Express Co.	4.731%	4/25/2029	19,677	19,997
	American Express Co.	4.050%	5/3/2029	19,087	19,240
	American Express Co.	4.351%	7/20/2029	28,901	29,159
	American Express Co.	5.282%	7/27/2029	35,712	36,788
	American Express Co.	5.532%	4/25/2030	23,071	24,100
	American Express Co.	5.085%	1/30/2031	38,509	39,795
	American Express Co.	5.016%	4/25/2031	38,535	39,754
	American Express Co.	6.489%	10/30/2031	12,914	14,135
[2]	American Express Credit Corp.	3.300%	5/3/2027	946	941
	American Financial Group Inc.	5.250%	4/2/2030	4,500	4,703
	American International Group Inc.	4.850%	5/7/2030	9,473	9,726
	American International Group Inc.	3.400%	6/30/2030	2,789	2,717
	American National Group Inc.	5.000%	6/15/2027	30	30
	American National Group Inc.	5.750%	10/1/2029	19,944	20,344
	Ameriprise Financial Inc.	5.700%	12/15/2028	13,799	14,437
	Aon Corp.	2.850%	5/28/2027	8,666	8,546
	Aon Corp.	3.750%	5/2/2029	21,676	21,496
	Aon Corp.	2.800%	5/15/2030	7,783	7,381
	Aon North America Inc.	5.125%	3/1/2027	18,200	18,386
	Aon North America Inc.	5.150%	3/1/2029	22,933	23,647
[3]	Apollo Debt Solutions BDC	5.200%	12/8/2028	1,100	1,096
	Apollo Debt Solutions BDC	6.900%	4/13/2029	15,493	16,106
	Apollo Debt Solutions BDC	5.875%	8/30/2030	3,685	3,706
[3]	Apollo Debt Solutions BDC	5.700%	1/23/2031	21,850	21,678
	Apollo Global Management Inc.	4.600%	1/15/2031	8,955	9,014
	Ares Capital Corp.	2.875%	6/15/2028	34,235	32,659
	Ares Capital Corp.	5.875%	3/1/2029	13,855	14,110
	Ares Capital Corp.	5.950%	7/15/2029	14,631	14,950
	Ares Capital Corp.	5.500%	9/1/2030	14,470	14,316
	Ares Capital Corp.	5.250%	4/12/2031	6,767	6,628
	Ares Management Corp.	6.375%	11/10/2028	4,479	4,705
	Ares Strategic Income Fund	5.700%	3/15/2028	12,568	12,659
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	8,275	8,273
[3]	Ares Strategic Income Fund	4.850%	1/15/2029	15,046	14,795
	Ares Strategic Income Fund	6.350%	8/15/2029	9,580	9,771
	Ares Strategic Income Fund	5.600%	2/15/2030	24,023	23,748
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	15,503	15,443
[3]	Ares Strategic Income Fund	5.550%	4/15/2031	4,843	4,762
	Arthur J Gallagher & Co.	4.600%	12/15/2027	16,053	16,200
	Arthur J Gallagher & Co.	4.850%	12/15/2029	10,748	11,010
	Associated Banc-Corp.	6.455%	8/29/2030	2,793	2,917
	Assurant Inc.	4.900%	3/27/2028	3,196	3,237
	Assurant Inc.	3.700%	2/22/2030	10,674	10,445
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	5,323	5,575
	Athene Holding Ltd.	4.125%	1/12/2028	30,319	30,173
	Athene Holding Ltd.	6.150%	4/3/2030	22,071	23,153
	Athene Holding Ltd.	3.500%	1/15/2031	9,860	9,288
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	4,205	4,273
[2]	Australia & New Zealand Banking Group Ltd.	3.919%	12/8/2028	15,145	15,219
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	19,149	19,695
12

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AXA SA	8.600%	12/15/2030	13,866	16,309
[2]	AXIS Specialty Finance LLC	4.900%	1/15/2040	5,736	5,650
	AXIS Specialty Finance plc	4.000%	12/6/2027	725	724
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	6,034	6,005
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	20,446	21,090
[1]	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	8,600	8,600
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	33,305	34,639
	Banco Santander SA	4.250%	4/11/2027	30,327	30,381
	Banco Santander SA	5.294%	8/18/2027	38,723	39,413
	Banco Santander SA	6.527%	11/7/2027	8,895	9,046
	Banco Santander SA	3.800%	2/23/2028	155	154
	Banco Santander SA	4.175%	3/24/2028	34,470	34,487
	Banco Santander SA	4.379%	4/12/2028	8,614	8,664
[2]	Banco Santander SA	5.365%	7/15/2028	19,717	20,064
	Banco Santander SA	5.588%	8/8/2028	32,252	33,400
	Banco Santander SA	6.607%	11/7/2028	2,921	3,110
	Banco Santander SA	3.306%	6/27/2029	30,269	29,558
	Banco Santander SA	5.565%	1/17/2030	30,866	32,328
	Banco Santander SA	5.538%	3/14/2030	22,940	23,812
	Banco Santander SA	3.490%	5/28/2030	18,519	17,979
	Banco Santander SA	4.551%	11/6/2030	22,105	22,279
	Banco Santander SA	2.749%	12/3/2030	6,365	5,854
[2]	Bank of America Corp.	4.183%	11/25/2027	38,979	39,026
[2]	Bank of America Corp.	3.705%	4/24/2028	32,209	32,103
	Bank of America Corp.	4.376%	4/27/2028	53,445	53,679
[2]	Bank of America Corp.	3.593%	7/21/2028	50,460	50,165
[2]	Bank of America Corp.	4.948%	7/22/2028	66,658	67,482
	Bank of America Corp.	6.204%	11/10/2028	32,966	34,141
[2]	Bank of America Corp.	3.419%	12/20/2028	118,679	117,467
	Bank of America Corp.	4.979%	1/24/2029	31,500	32,053
[2]	Bank of America Corp.	3.970%	3/5/2029	59,561	59,518
	Bank of America Corp.	5.202%	4/25/2029	75,480	77,328
	Bank of America Corp.	4.623%	5/9/2029	1,635	1,658
[2]	Bank of America Corp.	2.087%	6/14/2029	61,187	58,611
[2]	Bank of America Corp.	4.271%	7/23/2029	65,307	65,666
	Bank of America Corp.	5.819%	9/15/2029	53,591	55,884
[2]	Bank of America Corp.	3.974%	2/7/2030	65,503	65,402
[2]	Bank of America Corp.	2.884%	10/22/2030	48,152	46,123
	Bank of America Corp.	5.162%	1/24/2031	58,863	61,085
[2]	Bank of America Corp.	2.496%	2/13/2031	72,967	68,501
[2]	Bank of America Corp.	2.592%	4/29/2031	23,881	22,438
[2]	Bank of America Corp.	1.922%	10/24/2031	46,485	41,899
	Bank of America Corp.	4.456%	2/6/2032	24,120	24,295
[2]	Bank of Montreal	2.650%	3/8/2027	36,223	35,835
	Bank of Montreal	5.370%	6/4/2027	1,201	1,224
	Bank of Montreal	5.203%	2/1/2028	21,287	21,821
	Bank of Montreal	4.062%	9/22/2028	13,646	13,678
	Bank of Montreal	5.717%	9/25/2028	11,047	11,515
	Bank of Montreal	5.004%	1/27/2029	75	76
	Bank of Montreal	4.640%	9/10/2030	17,365	17,678
	Bank of Montreal	4.350%	9/22/2031	135	136
[2]	Bank of Montreal	4.439%	1/14/2032	18,947	19,053
[2]	Bank of Montreal	3.803%	12/15/2032	17,944	17,787
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	6,521	6,493
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	600	597
[2]	Bank of New York Mellon Corp.	3.850%	4/28/2028	700	703
	Bank of New York Mellon Corp.	4.441%	6/9/2028	26,376	26,567
[2]	Bank of New York Mellon Corp.	3.992%	6/13/2028	3,404	3,410
[2]	Bank of New York Mellon Corp.	1.650%	7/14/2028	253	242
	Bank of New York Mellon Corp.	4.890%	7/21/2028	14,583	14,794
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	29,700	30,622
[2]	Bank of New York Mellon Corp.	3.000%	10/30/2028	15,438	15,066
	Bank of New York Mellon Corp.	4.543%	2/1/2029	20,192	20,419
	Bank of New York Mellon Corp.	4.729%	4/20/2029	15,218	15,470
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	21,194	20,715
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	18,222	19,284
	Bank of New York Mellon Corp.	4.026%	1/22/2030	6,038	6,047
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	26,577	27,351
	Bank of New York Mellon Corp.	4.596%	7/26/2030	665	678
	Bank of New York Mellon Corp.	4.942%	2/11/2031	25,861	26,668
13

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	2.951%	3/11/2027	15,564	15,444
[2]	Bank of Nova Scotia	5.400%	6/4/2027	19,001	19,379
	Bank of Nova Scotia	5.250%	6/12/2028	1,258	1,296
	Bank of Nova Scotia	4.404%	9/8/2028	9,412	9,471
	Bank of Nova Scotia	4.043%	9/15/2028	31,620	31,654
	Bank of Nova Scotia	4.932%	2/14/2029	3,233	3,291
[2]	Bank of Nova Scotia	5.450%	8/1/2029	15,947	16,697
	Bank of Nova Scotia	4.850%	2/1/2030	14,518	14,940
	Bank of Nova Scotia	4.247%	2/2/2030	9,158	9,207
	Bank of Nova Scotia	5.130%	2/14/2031	7,088	7,341
	Bank of Nova Scotia	4.338%	9/15/2031	30,607	30,694
	BankUnited Inc.	5.125%	6/11/2030	2,320	2,346
	Barclays plc	2.279%	11/24/2027	28,642	28,267
	Barclays plc	4.337%	1/10/2028	17,586	17,626
	Barclays plc	5.674%	3/12/2028	2,697	2,739
	Barclays plc	4.836%	5/9/2028	45,384	45,726
	Barclays plc	5.501%	8/9/2028	29,733	30,303
	Barclays plc	4.837%	9/10/2028	9,398	9,497
	Barclays plc	7.385%	11/2/2028	42,760	44,995
	Barclays plc	5.086%	2/25/2029	30,879	31,446
[2]	Barclays plc	4.972%	5/16/2029	13,983	14,223
	Barclays plc	6.490%	9/13/2029	36,228	38,240
	Barclays plc	4.476%	11/11/2029	24,785	24,973
	Barclays plc	5.690%	3/12/2030	44,822	46,706
	Barclays plc	4.219%	5/24/2030	6,959	6,959
[2]	Barclays plc	5.088%	6/20/2030	6,929	7,064
	Barclays plc	4.942%	9/10/2030	43,053	43,995
	Barclays plc	5.367%	2/25/2031	43,559	45,203
	Barclays plc	2.645%	6/24/2031	4,089	3,819
	Barclays plc	4.521%	2/24/2032	12,190	12,204
	Barclays plc	3.564%	9/23/2035	16,282	15,497
	Barings BDC Inc.	5.200%	9/15/2028	2,650	2,622
	Barings BDC Inc.	7.000%	2/15/2029	4,096	4,209
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	4,760	4,723
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	8,790	8,670
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	20,037	18,084
	BGC Group Inc.	8.000%	5/25/2028	1,025	1,096
	BGC Group Inc.	6.600%	6/10/2029	5,946	6,244
	BGC Group Inc.	6.150%	4/2/2030	11,558	12,027
	BlackRock Funding Inc.	4.600%	7/26/2027	17,204	17,419
	BlackRock Funding Inc.	4.700%	3/14/2029	5,020	5,152
	Blackrock Inc.	3.250%	4/30/2029	17,683	17,425
	Blackrock Inc.	2.400%	4/30/2030	11,621	10,970
	Blackrock Inc.	1.900%	1/28/2031	20,825	18,971
	Blackstone Private Credit Fund	3.250%	3/15/2027	12,691	12,515
	Blackstone Private Credit Fund	4.950%	9/26/2027	11,275	11,257
	Blackstone Private Credit Fund	7.300%	11/27/2028	6,867	7,178
	Blackstone Private Credit Fund	5.950%	7/16/2029	24,118	24,317
	Blackstone Private Credit Fund	5.600%	11/22/2029	11,336	11,262
	Blackstone Private Credit Fund	5.250%	4/1/2030	135	132
	Blackstone Private Credit Fund	5.050%	9/10/2030	3,042	2,909
	Blackstone Private Credit Fund	5.350%	3/12/2031	11,500	11,150
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	6,067	6,054
	Blackstone Secured Lending Fund	5.875%	11/15/2027	4,324	4,388
	Blackstone Secured Lending Fund	5.350%	4/13/2028	16,641	16,651
	Blackstone Secured Lending Fund	5.300%	6/30/2030	2,455	2,414
	Blackstone Secured Lending Fund	5.125%	1/31/2031	17,355	16,825
	Blue Owl Capital Corp.	2.875%	6/11/2028	12,906	12,082
	Blue Owl Capital Corp.	5.950%	3/15/2029	21,249	21,164
	Blue Owl Capital Corp.	6.200%	7/15/2030	8,350	8,325
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	5,830	5,946
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	1,325	1,375
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	700	727
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	20,940	21,155
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	23,041	22,594
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,804	10,757
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	17,397	17,332
	Brighthouse Financial Inc.	5.625%	5/15/2030	84	85
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	8,272	8,377
	Brookfield Finance Inc.	3.900%	1/25/2028	30,173	30,117
14

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	4.850%	3/29/2029	21,594	21,973
	Brookfield Finance Inc.	4.350%	4/15/2030	6,177	6,182
	Brown & Brown Inc.	4.500%	3/15/2029	2,258	2,270
	Brown & Brown Inc.	4.900%	6/23/2030	18,358	18,646
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	35,016	34,903
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	34,642	35,275
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	30,116	30,809
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	41,536	42,262
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	20,591	21,355
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	8,737	8,789
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	813	827
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	23,313	24,191
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	10,501	10,655
	Capital One Financial Corp.	3.750%	3/9/2027	20,441	20,405
	Capital One Financial Corp.	3.650%	5/11/2027	16,332	16,277
	Capital One Financial Corp.	3.800%	1/31/2028	11,791	11,753
	Capital One Financial Corp.	4.927%	5/10/2028	31,817	32,132
	Capital One Financial Corp.	5.468%	2/1/2029	14,015	14,369
	Capital One Financial Corp.	6.312%	6/8/2029	26,832	28,056
	Capital One Financial Corp.	5.700%	2/1/2030	357	372
	Capital One Financial Corp.	3.273%	3/1/2030	34,489	33,638
	Capital One Financial Corp.	5.247%	7/26/2030	4,235	4,372
	Capital One Financial Corp.	5.463%	7/26/2030	31,199	32,362
	Capital One Financial Corp.	4.493%	9/11/2031	21,163	21,172
[2]	Capital One Financial Corp.	7.624%	10/30/2031	26,700	30,163
	Capital One Financial Corp.	4.722%	1/30/2032	17,039	17,171
[2]	Capital One NA	4.650%	9/13/2028	24,786	25,173
[2]	Capital One NA	2.700%	2/6/2030	12,219	11,616
	Capital Southwest Corp.	5.950%	9/18/2030	7,425	7,397
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	5,500	5,573
	Charles Schwab Corp.	3.200%	3/2/2027	13,033	12,962
	Charles Schwab Corp.	2.450%	3/3/2027	42,604	42,062
	Charles Schwab Corp.	3.300%	4/1/2027	29,590	29,435
	Charles Schwab Corp.	3.200%	1/25/2028	23,614	23,411
	Charles Schwab Corp.	2.000%	3/20/2028	15,316	14,791
	Charles Schwab Corp.	4.000%	2/1/2029	1,150	1,158
	Charles Schwab Corp.	5.643%	5/19/2029	30,298	31,441
	Charles Schwab Corp.	3.250%	5/22/2029	20,156	19,816
	Charles Schwab Corp.	2.750%	10/1/2029	8,034	7,725
	Charles Schwab Corp.	6.196%	11/17/2029	2,004	2,122
	Charles Schwab Corp.	4.343%	11/14/2031	18,580	18,676
	Chubb INA Holdings LLC	4.650%	8/15/2029	12,880	13,209
	Chubb INA Holdings LLC	1.375%	9/15/2030	27,115	24,165
	Citibank NA	4.576%	5/29/2027	12,882	12,996
	Citibank NA	5.803%	9/29/2028	50,795	53,175
	Citibank NA	4.838%	8/6/2029	5,657	5,811
[2]	Citibank NA	4.914%	5/29/2030	55,729	57,510
	Citigroup Inc.	4.600%	3/9/2026	1	1
	Citigroup Inc.	4.450%	9/29/2027	50,601	50,899
	Citigroup Inc.	6.625%	1/15/2028	575	604
	Citigroup Inc.	4.643%	5/7/2028	34,147	34,385
	Citigroup Inc.	4.658%	5/24/2028	40,606	40,898
[2]	Citigroup Inc.	3.668%	7/24/2028	54,473	54,209
	Citigroup Inc.	4.125%	7/25/2028	50,582	50,645
[2]	Citigroup Inc.	3.520%	10/27/2028	28,274	28,055
	Citigroup Inc.	4.786%	3/4/2029	1,186	1,203
[2]	Citigroup Inc.	4.075%	4/23/2029	19,099	19,109
	Citigroup Inc.	5.174%	2/13/2030	65,683	67,664
[2]	Citigroup Inc.	3.980%	3/20/2030	43,135	42,990
	Citigroup Inc.	4.542%	9/19/2030	68,643	69,439
[2]	Citigroup Inc.	2.976%	11/5/2030	29,116	27,902
[2]	Citigroup Inc.	2.666%	1/29/2031	20,490	19,340
[2]	Citigroup Inc.	4.412%	3/31/2031	75,881	76,254
	Citigroup Inc.	4.952%	5/7/2031	15,960	16,391
[2]	Citigroup Inc.	2.572%	6/3/2031	39,599	37,013
	Citigroup Inc.	4.503%	9/11/2031	18,125	18,269
	Citigroup Inc.	5.592%	11/19/2034	40,957	42,225
	Citizens Bank NA	4.575%	8/9/2028	8,190	8,256
	Citizens Bank NA	4.192%	1/29/2029	7,360	7,368
	Citizens Financial Group Inc.	5.841%	1/23/2030	36,983	38,660
15

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	3.250%	4/30/2030	8,295	7,975
	Citizens Financial Group Inc.	5.253%	3/5/2031	15,186	15,661
	Citizens Financial Group Inc.	5.299%	1/29/2036	6,754	6,838
	CME Group Inc.	3.750%	6/15/2028	1,325	1,326
	CME Group Inc.	4.400%	3/15/2030	14,119	14,377
	CNA Financial Corp.	3.450%	8/15/2027	3,254	3,227
	CNA Financial Corp.	3.900%	5/1/2029	4,850	4,814
	CNA Financial Corp.	2.050%	8/15/2030	9,989	9,102
	CNO Financial Group Inc.	5.250%	5/30/2029	14,657	14,900
	Commonwealth Bank of Australia	4.577%	11/27/2026	27,191	27,356
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,764	9,906
[2]	Commonwealth Bank of Australia	4.150%	10/1/2030	7,070	7,140
	Cooperatieve Rabobank UA	4.883%	1/21/2028	13,806	14,121
	Cooperatieve Rabobank UA	4.800%	1/9/2029	7,543	7,748
	Cooperatieve Rabobank UA	4.494%	10/17/2029	25,728	26,304
	Corebridge Financial Inc.	3.650%	4/5/2027	20,107	20,003
	Corebridge Financial Inc.	3.850%	4/5/2029	31,024	30,660
	Corebridge Financial Inc.	6.875%	12/15/2052	18,233	18,680
	Deutsche Bank AG	5.371%	9/9/2027	268	275
	Deutsche Bank AG	2.311%	11/16/2027	35,207	34,776
[2]	Deutsche Bank AG	5.373%	1/10/2029	25,925	26,489
	Deutsche Bank AG	6.720%	1/18/2029	31,614	33,048
	Deutsche Bank AG	5.414%	5/10/2029	30,664	31,969
	Deutsche Bank AG	6.819%	11/20/2029	19,544	20,813
	Deutsche Bank AG	4.999%	9/11/2030	35,229	35,973
	Deutsche Bank AG	5.297%	5/9/2031	42,591	43,981
	Deutsche Bank AG	4.950%	8/4/2031	29,502	30,046
[2]	Deutsche Bank AG	3.547%	9/18/2031	21,048	20,214
	Deutsche Bank AG	4.469%	12/10/2031	8,055	8,102
	Deutsche Bank AG	3.729%	1/14/2032	20,644	19,647
	Deutsche Bank AG	4.725%	2/6/2032	8,077	8,144
	Deutsche Bank AG	4.875%	12/1/2032	21,064	21,127
	Enact Holdings Inc.	6.250%	5/28/2029	18,729	19,654
	Enstar Group Ltd.	4.950%	6/1/2029	8,946	9,074
	Equitable Holdings Inc.	4.350%	4/20/2028	22,477	22,578
	Essent Group Ltd.	6.250%	7/1/2029	3,505	3,676
	F&G Annuities & Life Inc.	7.400%	1/13/2028	250	259
	F&G Annuities & Life Inc.	6.500%	6/4/2029	11,580	11,910
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	7,507	7,624
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	16,308	16,496
	Fidelity National Financial Inc.	4.500%	8/15/2028	3,871	3,899
	Fidelity National Financial Inc.	3.400%	6/15/2030	8,848	8,440
	Fifth Third Bancorp	6.361%	10/27/2028	29,590	30,710
	Fifth Third Bancorp	6.339%	7/27/2029	28,017	29,461
	Fifth Third Bancorp	4.772%	7/28/2030	34,177	34,733
	Fifth Third Bancorp	4.895%	9/6/2030	29,525	30,135
	Fifth Third Bancorp	5.631%	1/29/2032	16,515	17,404
	Fifth Third Financial Corp.	4.000%	2/1/2029	4,458	4,455
	Fifth Third Financial Corp.	5.982%	1/30/2030	19,940	20,900
	First American Financial Corp.	4.000%	5/15/2030	6,440	6,261
	First Citizens BancShares Inc.	5.600%	9/5/2035	17,337	17,428
[2]	First Horizon Bank	5.750%	5/1/2030	4,164	4,329
	First Horizon Corp.	5.514%	3/7/2031	6,938	7,181
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	9,003	9,308
	FNB Corp.	5.722%	12/11/2030	9,343	9,608
	Franklin BSP Capital Corp.	7.200%	6/15/2029	2,828	2,892
[3]	Franklin BSP Capital Corp.	6.000%	10/2/2030	5,050	4,909
	Franklin Resources Inc.	1.600%	10/30/2030	13,400	12,036
	FS KKR Capital Corp.	3.125%	10/12/2028	7,632	6,951
	FS KKR Capital Corp.	7.875%	1/15/2029	601	613
	FS KKR Capital Corp.	6.875%	8/15/2029	12,071	11,916
	FS KKR Capital Corp.	6.125%	1/15/2030	8,190	7,850
	GATX Corp.	5.400%	3/15/2027	4,703	4,770
	GATX Corp.	3.850%	3/30/2027	3,570	3,564
	GATX Corp.	3.500%	3/15/2028	2	2
	GATX Corp.	4.550%	11/7/2028	6,864	6,953
	GATX Corp.	4.700%	4/1/2029	6,192	6,303
	GATX Corp.	4.000%	6/30/2030	13,911	13,807
	Global Payments Inc.	4.950%	8/15/2027	96	97
	Global Payments Inc.	4.450%	6/1/2028	410	411
16

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	4.500%	11/15/2028	35,020	35,141
	Global Payments Inc.	3.200%	8/15/2029	75	72
	Global Payments Inc.	5.300%	8/15/2029	295	303
	Global Payments Inc.	2.900%	5/15/2030	23,997	22,344
	Global Payments Inc.	4.875%	11/15/2030	40,758	40,705
	Globe Life Inc.	4.550%	9/15/2028	8,551	8,619
	Globe Life Inc.	2.150%	8/15/2030	11,270	10,301
	Goldman Sachs BDC Inc.	6.375%	3/11/2027	14,224	14,465
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	6,528	6,370
	Goldman Sachs Group Inc.	3.615%	3/15/2028	68,733	68,402
	Goldman Sachs Group Inc.	4.937%	4/23/2028	49,396	49,868
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	44,800	44,605
	Goldman Sachs Group Inc.	4.482%	8/23/2028	55,366	55,717
	Goldman Sachs Group Inc.	4.148%	1/21/2029	16,892	16,897
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	25,818	25,668
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	42,762	42,869
	Goldman Sachs Group Inc.	4.153%	10/21/2029	1,586	1,587
	Goldman Sachs Group Inc.	6.484%	10/24/2029	27,255	28,854
	Goldman Sachs Group Inc.	2.600%	2/7/2030	46,472	43,936
	Goldman Sachs Group Inc.	3.800%	3/15/2030	25,604	25,341
	Goldman Sachs Group Inc.	5.727%	4/25/2030	54,438	56,869
	Goldman Sachs Group Inc.	5.049%	7/23/2030	61,528	63,102
	Goldman Sachs Group Inc.	4.692%	10/23/2030	30,717	31,194
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	50,995	52,808
	Goldman Sachs Group Inc.	5.218%	4/23/2031	67,151	69,527
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	34,025	34,025
	Goldman Sachs Group Inc.	4.516%	1/21/2032	67,803	68,215
	Goldman Sachs Group Inc.	1.992%	1/27/2032	41,153	36,816
	Goldman Sachs Group Inc.	2.615%	4/22/2032	20,000	18,364
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	2,995	3,030
[3]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	7,871	7,865
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	11,627	11,652
[3]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	8,930	8,777
	Golub Capital BDC Inc.	7.050%	12/5/2028	9,510	9,894
	Golub Capital BDC Inc.	6.000%	7/15/2029	27,113	27,196
[3]	Golub Capital Private Credit Fund	5.450%	8/15/2028	27,569	27,578
	Golub Capital Private Credit Fund	5.800%	9/12/2029	3,587	3,602
	Golub Capital Private Credit Fund	5.875%	5/1/2030	12,144	12,145
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	10,249	10,633
	Hanover Insurance Group Inc.	2.500%	9/1/2030	5,000	4,623
	Hercules Capital Inc.	6.000%	6/16/2030	15,566	15,503
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,400	3,640
	Horace Mann Educators Corp.	4.700%	10/1/2030	5,780	5,807
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	7,320	7,348
	HPS Corporate Lending Fund	5.450%	1/14/2028	11,258	11,302
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	5,336	5,271
	HPS Corporate Lending Fund	6.750%	1/30/2029	11,816	12,244
[3]	HPS Corporate Lending Fund	5.150%	4/2/2029	7,690	7,630
	HPS Corporate Lending Fund	6.250%	9/30/2029	1,065	1,088
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	14,070	14,080
[3]	HPS Corporate Lending Fund	5.450%	11/15/2030	11,116	10,945
[3]	HPS Corporate Lending Fund	5.650%	4/2/2031	10,305	10,209
	HSBC Holdings plc	2.251%	11/22/2027	29,396	29,042
[2]	HSBC Holdings plc	4.041%	3/13/2028	57,959	57,978
	HSBC Holdings plc	5.597%	5/17/2028	13,102	13,337
	HSBC Holdings plc	4.755%	6/9/2028	42,678	43,043
	HSBC Holdings plc	5.210%	8/11/2028	44,161	44,845
[2]	HSBC Holdings plc	2.013%	9/22/2028	20,057	19,450
	HSBC Holdings plc	7.390%	11/3/2028	47,277	49,798
	HSBC Holdings plc	5.130%	11/19/2028	2,050	2,087
	HSBC Holdings plc	4.899%	3/3/2029	31,883	32,381
	HSBC Holdings plc	6.161%	3/9/2029	34,503	35,886
[2]	HSBC Holdings plc	4.583%	6/19/2029	60,483	61,063
	HSBC Holdings plc	2.206%	8/17/2029	44,429	42,445
	HSBC Holdings plc	5.546%	3/4/2030	11,212	11,650
	HSBC Holdings plc	4.950%	3/31/2030	43,186	44,522
[2]	HSBC Holdings plc	3.973%	5/22/2030	65,429	64,985
	HSBC Holdings plc	5.286%	11/19/2030	27,091	28,077
	HSBC Holdings plc	5.130%	3/3/2031	20,016	20,641
	HSBC Holdings plc	5.240%	5/13/2031	37,794	39,146
17

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	HSBC Holdings plc	2.848%	6/4/2031	5,170	4,877
[2]	HSBC Holdings plc	2.357%	8/18/2031	21,832	20,095
	HSBC Holdings plc	4.619%	11/6/2031	50,957	51,529
	HSBC USA Inc.	5.294%	3/4/2027	31,435	31,894
	Huntington Bancshares Inc.	4.443%	8/4/2028	13,024	13,105
	Huntington Bancshares Inc.	6.208%	8/21/2029	27,431	28,807
	Huntington Bancshares Inc.	2.550%	2/4/2030	30,334	28,555
	Huntington Bancshares Inc.	5.272%	1/15/2031	37,257	38,564
	Huntington Bancshares Inc.	4.623%	1/28/2032	25,590	25,840
	Huntington National Bank	4.871%	4/12/2028	18,445	18,598
	Huntington National Bank	5.650%	1/10/2030	350	369
	ING Groep NV	3.950%	3/29/2027	37,207	37,242
	ING Groep NV	4.017%	3/28/2028	31,552	31,563
	ING Groep NV	4.550%	10/2/2028	21,255	21,534
	ING Groep NV	4.858%	3/25/2029	900	915
	ING Groep NV	4.050%	4/9/2029	31,975	31,998
	ING Groep NV	5.335%	3/19/2030	24,920	25,794
	ING Groep NV	5.066%	3/25/2031	7,837	8,079
	Intercontinental Exchange Inc.	3.100%	9/15/2027	12,090	11,970
	Intercontinental Exchange Inc.	4.000%	9/15/2027	43,347	43,479
	Intercontinental Exchange Inc.	3.625%	9/1/2028	34,632	34,419
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,250	4,235
	Intercontinental Exchange Inc.	3.950%	12/1/2028	10,656	10,680
	Intercontinental Exchange Inc.	4.350%	6/15/2029	33,357	33,784
	Intercontinental Exchange Inc.	2.100%	6/15/2030	25,635	23,701
	Intercontinental Exchange Inc.	4.200%	3/15/2031	10,738	10,808
	Jackson Financial Inc.	5.170%	6/8/2027	175	177
	Jefferies Financial Group Inc.	6.450%	6/8/2027	1,137	1,167
	Jefferies Financial Group Inc.	5.875%	7/21/2028	17,732	18,331
	Jefferies Financial Group Inc.	4.150%	1/23/2030	12,963	12,771
	JPMorgan Chase & Co.	8.000%	4/29/2027	13,365	13,985
	JPMorgan Chase & Co.	4.250%	10/1/2027	38,238	38,506
	JPMorgan Chase & Co.	5.571%	4/22/2028	24,169	24,585
	JPMorgan Chase & Co.	4.323%	4/26/2028	36,105	36,231
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	58,592	58,242
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	25,439	24,888
	JPMorgan Chase & Co.	4.979%	7/22/2028	43,173	43,708
	JPMorgan Chase & Co.	4.851%	7/25/2028	77,493	78,390
	JPMorgan Chase & Co.	4.505%	10/22/2028	26,185	26,410
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	56,724	56,244
	JPMorgan Chase & Co.	4.915%	1/24/2029	44,602	45,395
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	54,879	54,881
	JPMorgan Chase & Co.	2.069%	6/1/2029	49,917	47,855
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	25,848	25,956
	JPMorgan Chase & Co.	5.299%	7/24/2029	58,843	60,557
	JPMorgan Chase & Co.	6.087%	10/23/2029	57,104	59,975
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	14,417	14,567
	JPMorgan Chase & Co.	5.012%	1/23/2030	52,256	53,696
	JPMorgan Chase & Co.	5.581%	4/22/2030	61,963	64,715
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	49,005	48,502
	JPMorgan Chase & Co.	4.565%	6/14/2030	27,116	27,531
	JPMorgan Chase & Co.	4.995%	7/22/2030	61,037	62,879
[2]	JPMorgan Chase & Co.	8.750%	9/1/2030	1,350	1,594
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	64,554	61,713
	JPMorgan Chase & Co.	4.603%	10/22/2030	58,803	59,871
	JPMorgan Chase & Co.	5.140%	1/24/2031	53,006	54,998
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	22,824	23,139
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	27,878	26,155
	JPMorgan Chase & Co.	5.103%	4/22/2031	8,282	8,587
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	37,838	35,974
	JPMorgan Chase & Co.	4.255%	10/22/2031	18,403	18,450
	JPMorgan Chase & Co.	1.764%	11/19/2031	32,699	29,291
	JPMorgan Chase & Co.	4.347%	1/22/2032	73,246	73,586
	JPMorgan Chase & Co.	1.953%	2/4/2032	28,000	25,110
	JPMorgan Chase & Co.	2.580%	4/22/2032	23,000	21,200
	Kemper Corp.	2.400%	9/30/2030	9,119	8,027
[2]	Keybank National Association	5.850%	11/15/2027	27,297	28,110
[2]	Keybank National Association	6.950%	2/1/2028	4,025	4,220
[2]	Keybank National Association	3.900%	4/13/2029	3,676	3,637
[2]	KeyCorp	2.250%	4/6/2027	15,000	14,725
18

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	KeyCorp	2.550%	10/1/2029	31,634	30,035
[2]	KeyCorp	5.121%	4/4/2031	15,208	15,599
	Kilroy Realty LP	4.750%	12/15/2028	2,636	2,649
	Kilroy Realty LP	4.250%	8/15/2029	5,337	5,243
	Kilroy Realty LP	3.050%	2/15/2030	9,206	8,557
	Lazard Group LLC	4.500%	9/19/2028	2,967	2,984
	Lazard Group LLC	4.375%	3/11/2029	21,878	21,941
	Lincoln National Corp.	3.050%	1/15/2030	2,700	2,570
	Lincoln National Corp.	3.400%	1/15/2031	11,403	10,732
	Lloyds Banking Group plc	3.750%	3/18/2028	27,005	26,948
	Lloyds Banking Group plc	4.375%	3/22/2028	42,487	42,827
	Lloyds Banking Group plc	4.550%	8/16/2028	19,509	19,779
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	31,929	31,717
	Lloyds Banking Group plc	5.087%	11/26/2028	5,921	6,032
	Lloyds Banking Group plc	5.871%	3/6/2029	21,760	22,545
	Lloyds Banking Group plc	4.818%	6/13/2029	16,360	16,629
	Lloyds Banking Group plc	4.241%	2/10/2030	5,107	5,132
	Lloyds Banking Group plc	5.721%	6/5/2030	35,947	37,710
	Lloyds Banking Group plc	4.425%	11/4/2031	5,882	5,906
	Loews Corp.	3.200%	5/15/2030	10,747	10,370
	LPL Holdings Inc.	4.900%	4/3/2028	2,084	2,108
	LPL Holdings Inc.	6.750%	11/17/2028	12,385	13,136
	LPL Holdings Inc.	5.200%	3/15/2030	13,642	13,952
	LPL Holdings Inc.	5.150%	6/15/2030	15,403	15,716
	M&T Bank Corp.	4.553%	8/16/2028	234	236
	M&T Bank Corp.	7.413%	10/30/2029	17,397	18,867
	M&T Bank Corp.	5.179%	7/8/2031	19,650	20,291
	M&T Bank Corp.	6.082%	3/13/2032	14,145	15,130
	M&T Bank Corp.	5.400%	7/30/2035	20,830	21,137
	Main Street Capital Corp.	6.500%	6/4/2027	2,270	2,308
	Main Street Capital Corp.	5.400%	8/15/2028	4,123	4,142
	Main Street Capital Corp.	6.950%	3/1/2029	8,721	9,055
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	3,800	3,769
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	7,583	7,691
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	3,593	3,626
	Manulife Financial Corp.	2.484%	5/19/2027	2,526	2,487
	Marex Group plc	5.829%	5/8/2028	213	217
	Marex Group plc	6.404%	11/4/2029	14,997	15,694
	Markel Group Inc.	3.500%	11/1/2027	5,552	5,505
	Markel Group Inc.	3.350%	9/17/2029	4,520	4,397
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	15,645	15,790
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	25,011	25,271
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	24,701	25,189
	Mastercard Inc.	4.100%	1/15/2028	20,524	20,695
	Mastercard Inc.	4.875%	3/9/2028	29,473	30,131
	Mastercard Inc.	4.550%	3/15/2028	9,104	9,255
	Mastercard Inc.	2.950%	6/1/2029	18,508	18,027
	Mastercard Inc.	3.350%	3/26/2030	34,991	34,378
	Mercury General Corp.	4.400%	3/15/2027	5,510	5,506
	MetLife Inc.	4.550%	3/23/2030	9,507	9,711
	MGIC Investment Corp.	5.250%	8/15/2028	8,850	8,847
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	17,789	17,676
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	32,317	32,395
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	2,127	2,130
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	9,993	10,141
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	3,007	3,021
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	815	832
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	32,708	33,603
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	12,881	12,829
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	42,862	41,727
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	19,970	18,862
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	30,539	31,597
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	21,153	21,938
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	2,114	2,214
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	17,863	18,523
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	18,184	18,407
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	33,715	34,038
	Mizuho Financial Group Inc.	3.170%	9/11/2027	100	99
	Mizuho Financial Group Inc.	4.018%	3/5/2028	590	593
	Mizuho Financial Group Inc.	5.414%	9/13/2028	28,175	28,806
19

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	5.667%	5/27/2029	19,629	20,335
	Mizuho Financial Group Inc.	5.778%	7/6/2029	40,985	42,621
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	22,574	22,692
	Mizuho Financial Group Inc.	3.261%	5/22/2030	14,289	13,936
	Mizuho Financial Group Inc.	5.376%	5/26/2030	18,297	18,993
	Mizuho Financial Group Inc.	5.382%	7/10/2030	288	299
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	2,400	2,327
[2]	Mizuho Financial Group Inc.	2.869%	9/13/2030	665	638
	Mizuho Financial Group Inc.	5.098%	5/13/2031	4,220	4,366
[2]	Mizuho Financial Group Inc.	2.591%	5/25/2031	65	61
	Mizuho Financial Group Inc.	5.739%	5/27/2031	6,941	7,353
	Mizuho Financial Group Inc.	4.711%	7/8/2031	34,598	35,282
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	19,957	18,364
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	14,720	13,365
	Mizuho Financial Group Inc.	4.438%	5/12/2032	11,790	11,853
	Morgan Stanley	3.950%	4/23/2027	29,221	29,209
[2]	Morgan Stanley	5.652%	4/13/2028	39,718	40,426
	Morgan Stanley	4.210%	4/20/2028	44,080	44,163
[2]	Morgan Stanley	3.591%	7/22/2028	64,272	63,895
	Morgan Stanley	6.296%	10/18/2028	19,840	20,556
[2]	Morgan Stanley	3.772%	1/24/2029	57,261	57,027
	Morgan Stanley	5.123%	2/1/2029	58,165	59,361
[2]	Morgan Stanley	4.994%	4/12/2029	24,982	25,434
[2]	Morgan Stanley	5.164%	4/20/2029	63,898	65,333
	Morgan Stanley	5.449%	7/20/2029	33,100	34,131
[2]	Morgan Stanley	4.133%	10/18/2029	13,355	13,374
	Morgan Stanley	6.407%	11/1/2029	4,020	4,252
	Morgan Stanley	4.238%	1/9/2030	18,912	18,973
	Morgan Stanley	5.173%	1/16/2030	52,366	53,816
[2]	Morgan Stanley	4.431%	1/23/2030	36,376	36,693
	Morgan Stanley	5.656%	4/18/2030	50,477	52,720
	Morgan Stanley	5.042%	7/19/2030	54,048	55,553
	Morgan Stanley	4.654%	10/18/2030	62,494	63,498
	Morgan Stanley	5.230%	1/15/2031	33,166	34,337
[2]	Morgan Stanley	2.699%	1/22/2031	73,331	69,337
[2]	Morgan Stanley	3.622%	4/1/2031	50,838	49,696
	Morgan Stanley	5.192%	4/17/2031	42,516	44,025
[2]	Morgan Stanley	4.356%	10/22/2031	36,660	36,706
	Morgan Stanley	4.493%	1/16/2032	24,097	24,221
[2]	Morgan Stanley	2.239%	7/21/2032	29,500	26,452
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	49,681	50,574
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	47,160	47,767
	Morgan Stanley Bank NA	5.016%	1/12/2029	25,301	25,780
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	8,909	9,095
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	10,301	10,324
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	41,856	42,118
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	19,825	19,894
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	60,805	61,897
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	61,163	61,512
[3]	MSD Investment Corp.	6.250%	5/31/2030	7,398	7,403
[3]	MSD Investment Corp.	6.125%	2/5/2031	7,000	6,914
	Nasdaq Inc.	5.350%	6/28/2028	12,154	12,507
	National Australia Bank Ltd.	3.905%	6/9/2027	14,526	14,571
	National Australia Bank Ltd.	5.087%	6/11/2027	1,209	1,230
	National Australia Bank Ltd.	4.500%	10/26/2027	10	10
	National Australia Bank Ltd.	4.944%	1/12/2028	10,720	10,963
	National Australia Bank Ltd.	4.308%	6/13/2028	12,912	13,075
	National Australia Bank Ltd.	4.900%	6/13/2028	20,945	21,469
	National Australia Bank Ltd.	4.787%	1/10/2029	19,943	20,517
	National Australia Bank Ltd.	4.901%	1/14/2030	15,335	15,901
	National Australia Bank Ltd.	4.534%	6/13/2030	17,063	17,484
	National Bank of Canada	5.600%	12/18/2028	24,365	25,423
	National Bank of Canada	4.166%	1/20/2029	2,455	2,464
	National Bank of Canada	4.500%	10/10/2029	26,614	27,034
	NatWest Group plc	5.583%	3/1/2028	1,279	1,299
[2]	NatWest Group plc	3.073%	5/22/2028	3,276	3,242
	NatWest Group plc	5.516%	9/30/2028	21,560	22,064
[2]	NatWest Group plc	4.892%	5/18/2029	47,910	48,743
	NatWest Group plc	5.808%	9/13/2029	24,620	25,645
[2]	NatWest Group plc	5.076%	1/27/2030	9,749	9,997
20

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	NatWest Group plc	4.445%	5/8/2030	15,999	16,121
	NatWest Group plc	4.964%	8/15/2030	27,712	28,384
	NatWest Group plc	5.115%	5/23/2031	26,694	27,519
	NatWest Group plc	6.475%	6/1/2034	16,078	16,953
[2]	NatWest Group plc	3.032%	11/28/2035	14,071	13,102
	NMI Holdings Inc.	6.000%	8/15/2029	1,000	1,040
	Nomura Holdings Inc.	5.594%	7/2/2027	13,013	13,275
	Nomura Holdings Inc.	5.386%	7/6/2027	1,550	1,577
	Nomura Holdings Inc.	5.842%	1/18/2028	600	619
	Nomura Holdings Inc.	6.070%	7/12/2028	9,537	9,959
	Nomura Holdings Inc.	2.172%	7/14/2028	11,294	10,806
	Nomura Holdings Inc.	2.710%	1/22/2029	651	626
	Nomura Holdings Inc.	5.605%	7/6/2029	1,328	1,387
	Nomura Holdings Inc.	3.103%	1/16/2030	42,129	40,399
	Nomura Holdings Inc.	4.904%	7/1/2030	17,462	17,860
	Nomura Holdings Inc.	2.679%	7/16/2030	11,510	10,760
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	6,486	6,417
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,425	1,406
	Northern Trust Corp.	4.000%	5/10/2027	34,213	34,316
	Northern Trust Corp.	3.650%	8/3/2028	7,033	7,033
	Northern Trust Corp.	3.150%	5/3/2029	10,688	10,489
	Northern Trust Corp.	1.950%	5/1/2030	17,431	16,099
	Northern Trust Corp.	4.150%	11/19/2030	4,369	4,402
[2]	Northern Trust Corp.	3.375%	5/8/2032	11,083	10,971
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	2,675	2,736
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	929	999
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	5,600	5,733
[3]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	9,888	9,828
	Old National Bancorp	5.768%	2/15/2036	7,439	7,542
	ORIX Corp.	3.700%	7/18/2027	4,827	4,815
	ORIX Corp.	5.000%	9/13/2027	8,183	8,315
	ORIX Corp.	4.650%	9/10/2029	10,778	11,033
	ORIX Corp.	4.450%	9/9/2030	12,159	12,297
	PartnerRe Finance B LLC	3.700%	7/2/2029	6,984	6,877
	PartnerRe Finance B LLC	4.500%	10/1/2050	5,000	4,835
	PayPal Holdings Inc.	4.450%	3/6/2028	7,712	7,799
	PayPal Holdings Inc.	2.850%	10/1/2029	35,997	34,712
	PayPal Holdings Inc.	2.300%	6/1/2030	16,275	15,205
	Pinnacle Bank	5.625%	2/15/2028	8,669	8,847
	Pinnacle Bank	5.957%	1/15/2036	8,825	8,962
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	11,524	12,064
[2]	PNC Bank NA	3.100%	10/25/2027	315	312
	PNC Bank NA	4.429%	7/21/2028	290	292
[2]	PNC Bank NA	4.050%	7/26/2028	39,008	39,050
[2]	PNC Bank NA	2.700%	10/22/2029	1,554	1,481
	PNC Financial Services Group Inc.	3.150%	5/19/2027	167	166
	PNC Financial Services Group Inc.	5.354%	12/2/2028	19,705	20,201
	PNC Financial Services Group Inc.	4.075%	1/26/2029	2,845	2,853
	PNC Financial Services Group Inc.	3.450%	4/23/2029	41,714	41,273
	PNC Financial Services Group Inc.	5.582%	6/12/2029	50,984	52,796
	PNC Financial Services Group Inc.	2.550%	1/22/2030	45,341	42,982
	PNC Financial Services Group Inc.	5.492%	5/14/2030	39,565	41,310
	PNC Financial Services Group Inc.	5.222%	1/29/2031	7,714	8,008
	PNC Financial Services Group Inc.	4.899%	5/13/2031	28,736	29,503
	Principal Financial Group Inc.	3.700%	5/15/2029	150	148
	Principal Financial Group Inc.	2.125%	6/15/2030	14,195	13,000
	Progressive Corp.	2.500%	3/15/2027	10,894	10,756
	Progressive Corp.	4.000%	3/1/2029	14,052	14,122
	Progressive Corp.	3.200%	3/26/2030	10,195	9,896
[2]	Prudential Financial Inc.	3.878%	3/27/2028	405	405
[2]	Prudential Financial Inc.	2.100%	3/10/2030	18,700	17,476
[2]	Prudential Financial Inc.	4.500%	9/15/2047	21,347	21,058
[2]	Prudential Financial Inc.	5.700%	9/15/2048	4,434	4,479
[2]	Prudential Financial Inc.	3.700%	10/1/2050	14,854	13,882
	Prudential Funding Asia plc	3.125%	4/14/2030	26,756	25,827
	Radian Group Inc.	6.200%	5/15/2029	11,061	11,596
	Raymond James Financial Inc.	4.650%	4/1/2030	50	51
	Regions Financial Corp.	1.800%	8/12/2028	19,292	18,292
	Regions Financial Corp.	5.722%	6/6/2030	21,369	22,381
	Reinsurance Group of America Inc.	3.900%	5/15/2029	3,974	3,947
21

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reinsurance Group of America Inc.	3.150%	6/15/2030	13,432	12,818
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,582	3,550
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	12,776	12,558
	Royal Bank of Canada	3.625%	5/4/2027	35,900	35,849
[2]	Royal Bank of Canada	4.240%	8/3/2027	30,954	31,153
[2]	Royal Bank of Canada	6.000%	11/1/2027	18,799	19,464
[2]	Royal Bank of Canada	4.900%	1/12/2028	19,199	19,603
[2]	Royal Bank of Canada	5.200%	8/1/2028	175	180
[2]	Royal Bank of Canada	4.522%	10/18/2028	18,387	18,570
[2]	Royal Bank of Canada	4.965%	1/24/2029	44,699	45,591
[2]	Royal Bank of Canada	4.950%	2/1/2029	21,908	22,601
	Royal Bank of Canada	4.498%	8/6/2029	12,893	13,050
[2]	Royal Bank of Canada	4.969%	8/2/2030	38,162	39,239
[2]	Royal Bank of Canada	4.650%	10/18/2030	24,589	25,058
[2]	Royal Bank of Canada	5.153%	2/4/2031	46,537	48,245
[2]	Royal Bank of Canada	4.970%	5/2/2031	21,461	22,143
	Royal Bank of Canada	4.696%	8/6/2031	11,240	11,482
	Royal Bank of Canada	4.305%	11/3/2031	8,115	8,163
	Santander Holdings USA Inc.	4.400%	7/13/2027	31,772	31,822
	Santander Holdings USA Inc.	6.499%	3/9/2029	3,677	3,829
	Santander Holdings USA Inc.	6.174%	1/9/2030	23,359	24,379
	Santander Holdings USA Inc.	5.353%	9/6/2030	32,785	33,728
	Santander Holdings USA Inc.	5.741%	3/20/2031	18,598	19,341
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	21,276	21,182
	Santander UK Group Holdings plc	6.534%	1/10/2029	30,363	31,672
	Santander UK Group Holdings plc	4.320%	9/22/2029	7,256	7,280
	Santander UK Group Holdings plc	4.858%	9/11/2030	16,877	17,178
	Santander UK Group Holdings plc	5.694%	4/15/2031	28,313	29,708
	Sixth Street Lending Partners	6.500%	3/11/2029	12,339	12,745
	Sixth Street Lending Partners	5.750%	1/15/2030	18,784	18,844
	Sixth Street Lending Partners	6.125%	7/15/2030	6,334	6,415
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	7,776	8,002
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	7,199	7,301
[2]	Standard Chartered Bank	4.853%	12/3/2027	135	137
	State Street Bank & Trust Co.	4.782%	11/23/2029	20,556	21,226
	State Street Corp.	4.993%	3/18/2027	5,345	5,410
	State Street Corp.	4.330%	10/22/2027	783	790
	State Street Corp.	4.536%	2/28/2028	12,582	12,781
	State Street Corp.	4.543%	4/24/2028	8,510	8,572
	State Street Corp.	5.820%	11/4/2028	583	601
	State Street Corp.	4.530%	2/20/2029	32,273	32,684
	State Street Corp.	5.684%	11/21/2029	23,462	24,525
	State Street Corp.	2.400%	1/24/2030	21,569	20,507
	State Street Corp.	4.729%	2/28/2030	21,461	22,055
	State Street Corp.	4.834%	4/24/2030	22,333	23,011
[2]	State Street Corp.	3.031%	11/1/2034	1,325	1,265
	Stifel Financial Corp.	4.000%	5/15/2030	2,775	2,733
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	8,761	8,710
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	5,553	5,522
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	48,509	49,980
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	750	746
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	20,317	21,162
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	1,000	1,002
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	7,113	7,413
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	52,154	49,557
	Sumitomo Mitsui Financial Group Inc.	2.472%	1/14/2029	445	428
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	2,985	2,997
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	23,056	23,975
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	61,325	59,371
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	800	765
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	9,433	9,973
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	35,370	33,686
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	11,601	12,106
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	18,628	17,143
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	10,385	9,505
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	9,000	8,023
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	30,664	31,205
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	12,442	12,572
	Synchrony Bank	5.625%	8/23/2027	11,378	11,591
	Synchrony Financial	3.950%	12/1/2027	10,432	10,387
22

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synchrony Financial	5.150%	3/19/2029	8,767	8,909
	Synchrony Financial	5.019%	7/29/2029	5,198	5,260
	Synchrony Financial	5.935%	8/2/2030	19,921	20,673
	Synchrony Financial	5.450%	3/6/2031	13,800	14,104
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	5,714	5,726
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	18,293	18,517
	Toronto-Dominion Bank	4.108%	6/8/2027	12,055	12,093
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	42,513	43,069
	Toronto-Dominion Bank	5.156%	1/10/2028	1,128	1,153
	Toronto-Dominion Bank	4.861%	1/31/2028	34,330	34,943
[2]	Toronto-Dominion Bank	4.574%	6/2/2028	22,104	22,410
	Toronto-Dominion Bank	4.109%	10/13/2028	20,122	20,213
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	31,601	32,532
	Toronto-Dominion Bank	4.783%	12/17/2029	20,174	20,757
[2]	Toronto-Dominion Bank	4.808%	6/3/2030	27,093	27,846
	Toronto-Dominion Bank	5.146%	9/10/2034	28,182	28,764
[2]	Truist Bank	4.420%	7/24/2028	26,972	27,132
[2]	Truist Bank	4.144%	1/27/2029	16,399	16,431
[2]	Truist Bank	4.136%	10/23/2029	325	325
[2]	Truist Bank	2.250%	3/11/2030	13,655	12,620
[2]	Truist Financial Corp.	1.125%	8/3/2027	7,751	7,467
[2]	Truist Financial Corp.	4.123%	6/6/2028	26,065	26,121
[2]	Truist Financial Corp.	4.873%	1/26/2029	41,383	42,014
[2]	Truist Financial Corp.	3.875%	3/19/2029	15,390	15,302
[2]	Truist Financial Corp.	1.887%	6/7/2029	24,559	23,458
[2]	Truist Financial Corp.	7.161%	10/30/2029	13,378	14,392
[2]	Truist Financial Corp.	5.435%	1/24/2030	1,773	1,839
[2]	Truist Financial Corp.	5.071%	5/20/2031	32,338	33,349
	Truist Financial Corp.	4.597%	1/27/2032	36,002	36,385
	UBS AG	5.000%	7/9/2027	465	473
	UBS AG	7.500%	2/15/2028	16,214	17,365
	UBS AG	5.650%	9/11/2028	315	328
	Unum Group	4.000%	6/15/2029	1,000	993
[2]	US Bancorp	3.150%	4/27/2027	22,121	21,991
[2]	US Bancorp	3.900%	4/26/2028	869	872
[2]	US Bancorp	4.548%	7/22/2028	46,219	46,603
	US Bancorp	4.653%	2/1/2029	45,566	46,159
	US Bancorp	5.775%	6/12/2029	47,631	49,491
	US Bancorp	5.384%	1/23/2030	36,851	38,218
[2]	US Bancorp	1.375%	7/22/2030	79	71
	US Bancorp	5.100%	7/23/2030	30,585	31,618
	US Bancorp	5.046%	2/12/2031	11,308	11,675
	US Bancorp	5.083%	5/15/2031	36,907	38,159
	US Bancorp	4.481%	1/26/2032	42,981	43,472
	US Bank NA	4.730%	5/15/2028	1,296	1,308
	Visa Inc.	0.750%	8/15/2027	561	539
	Visa Inc.	2.750%	9/15/2027	1,272	1,256
	Visa Inc.	3.800%	2/12/2029	23,450	23,567
	Visa Inc.	2.050%	4/15/2030	17,318	16,187
	Visa Inc.	4.100%	2/12/2031	14,800	14,972
	Visa Inc.	1.100%	2/15/2031	15,650	13,764
[2]	Voya Financial Inc.	4.700%	1/23/2048	5,496	5,287
	Webster Financial Corp.	4.100%	3/25/2029	4,960	4,938
	Webster Financial Corp.	5.784%	9/11/2035	3,000	3,093
[2]	Wells Fargo & Co.	4.300%	7/22/2027	60,635	60,858
[2]	Wells Fargo & Co.	3.526%	3/24/2028	75,751	75,348
[2]	Wells Fargo & Co.	5.707%	4/22/2028	64,208	65,387
[2]	Wells Fargo & Co.	3.584%	5/22/2028	65,343	65,003
[2]	Wells Fargo & Co.	2.393%	6/2/2028	74,106	72,641
[2]	Wells Fargo & Co.	4.808%	7/25/2028	59,403	60,031
[2]	Wells Fargo & Co.	4.150%	1/24/2029	54,382	54,703
	Wells Fargo & Co.	4.970%	4/23/2029	6,196	6,316
[2]	Wells Fargo & Co.	5.574%	7/25/2029	85,451	88,430
	Wells Fargo & Co.	4.078%	9/15/2029	1,116	1,116
	Wells Fargo & Co.	6.303%	10/23/2029	22,591	23,830
	Wells Fargo & Co.	5.198%	1/23/2030	42,360	43,641
[2]	Wells Fargo & Co.	2.879%	10/30/2030	62,357	59,655
	Wells Fargo & Co.	5.244%	1/24/2031	66,787	69,319
[2]	Wells Fargo & Co.	2.572%	2/11/2031	67,177	63,222
[2]	Wells Fargo & Co.	4.478%	4/4/2031	30,517	30,823
23

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.150%	4/23/2031	52,779	54,629
	Westpac Banking Corp.	3.350%	3/8/2027	15,608	15,559
	Westpac Banking Corp.	4.043%	8/26/2027	830	835
	Westpac Banking Corp.	5.457%	11/18/2027	29,337	30,213
	Westpac Banking Corp.	3.400%	1/25/2028	245	244
	Westpac Banking Corp.	5.535%	11/17/2028	30,620	32,022
	Westpac Banking Corp.	5.050%	4/16/2029	16,027	16,647
	Westpac Banking Corp.	2.650%	1/16/2030	2,785	2,666
[2]	Westpac Banking Corp.	4.322%	11/23/2031	27,168	27,179
	Westpac Banking Corp.	4.110%	7/24/2034	20,807	20,628
	Westpac Banking Corp.	2.668%	11/15/2035	22,025	20,235
	Willis North America Inc.	4.650%	6/15/2027	28,103	28,282
	Willis North America Inc.	4.500%	9/15/2028	8,672	8,727
	Willis North America Inc.	2.950%	9/15/2029	21,845	20,899
	Willis North America Inc.	4.550%	3/15/2031	4,190	4,194
	Wintrust Financial Corp.	4.850%	6/6/2029	4,888	4,886
	Zions Bancorp NA	4.704%	8/18/2028	1,920	1,930
	Zions Bancorp NA	3.250%	10/29/2029	14,866	14,145
					18,026,295
Health Care (8.8%)
	Abbott Laboratories	1.150%	1/30/2028	14,431	13,792
[1]	Abbott Laboratories	3.700%	3/9/2029	30,100	30,108
	Abbott Laboratories	1.400%	6/30/2030	5,448	4,917
[1]	Abbott Laboratories	4.000%	3/15/2031	57,600	57,560
	AbbVie Inc.	4.800%	3/15/2027	53,605	54,101
[1]	AbbVie Inc.	3.775%	3/3/2028	6,100	6,108
	AbbVie Inc.	4.650%	3/15/2028	18,742	19,063
	AbbVie Inc.	4.250%	11/14/2028	3,635	3,679
	AbbVie Inc.	4.800%	3/15/2029	32,670	33,562
[4]	AbbVie Inc.	3.200%	11/21/2029	104,729	102,293
	AbbVie Inc.	4.875%	3/15/2030	18,421	19,048
[1]	AbbVie Inc.	4.125%	3/15/2031	8,100	8,125
	AbbVie Inc.	4.950%	3/15/2031	10,000	10,407
[2]	Adventist Health System	4.742%	12/1/2030	10,010	10,133
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	1,167	1,169
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,000	3,724
	Agilent Technologies Inc.	4.200%	9/9/2027	200	201
	Agilent Technologies Inc.	2.750%	9/15/2029	10,470	10,040
	Agilent Technologies Inc.	2.300%	3/12/2031	6,970	6,367
	Amgen Inc.	3.200%	11/2/2027	2,220	2,199
	Amgen Inc.	5.150%	3/2/2028	80,281	82,209
	Amgen Inc.	1.650%	8/15/2028	30,225	28,714
	Amgen Inc.	3.000%	2/22/2029	16,697	16,290
	Amgen Inc.	4.050%	8/18/2029	4,696	4,716
	Amgen Inc.	2.450%	2/21/2030	5,886	5,552
	Amgen Inc.	5.250%	3/2/2030	55,479	57,890
	Amgen Inc.	4.200%	2/19/2031	5,070	5,085
[2]	Ascension Health	4.078%	11/15/2028	4,166	4,192
[2]	Ascension Health	2.532%	11/15/2029	16,047	15,318
[2]	Ascension Health	4.294%	11/15/2030	14,762	14,919
	AstraZeneca Finance LLC	4.875%	3/3/2028	21,199	21,666
	AstraZeneca Finance LLC	1.750%	5/28/2028	28,470	27,256
	AstraZeneca Finance LLC	4.850%	2/26/2029	16,188	16,675
	AstraZeneca Finance LLC	4.900%	2/26/2031	15,150	15,742
[1]	AstraZeneca Finance LLC	4.000%	3/2/2031	8,525	8,538
	AstraZeneca plc	3.125%	6/12/2027	27,195	27,032
	AstraZeneca plc	4.000%	1/17/2029	10	10
	AstraZeneca plc	1.375%	8/6/2030	30,336	27,217
	Baxter International Inc.	2.272%	12/1/2028	22,237	21,028
	Baxter International Inc.	4.450%	2/15/2029	2,766	2,778
	Baxter International Inc.	3.950%	4/1/2030	3,679	3,597
	Baxter International Inc.	4.900%	12/15/2030	15,200	15,288
	Becton Dickinson & Co.	3.700%	6/6/2027	37,225	37,098
	Becton Dickinson & Co.	4.693%	2/13/2028	16,743	16,960
	Becton Dickinson & Co.	4.874%	2/8/2029	4,811	4,929
	Becton Dickinson & Co.	2.823%	5/20/2030	5,500	5,232
	Biogen Inc.	2.250%	5/1/2030	21,342	19,791
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	4,170	4,137
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	7,744	7,618
24

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Scientific Corp.	4.000%	3/1/2028	1,087	1,091
	Boston Scientific Corp.	2.650%	6/1/2030	21,763	20,590
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	18,794	18,752
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	20,175	18,024
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	23,232	24,940
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	22,905	23,948
	Cardinal Health Inc.	3.410%	6/15/2027	26,916	26,746
	Cardinal Health Inc.	5.125%	2/15/2029	12,589	12,984
	Cardinal Health Inc.	5.000%	11/15/2029	9,605	9,897
	Cardinal Health Inc.	4.500%	9/15/2030	9,971	10,110
	Cencora Inc.	3.450%	12/15/2027	31,299	31,064
	Cencora Inc.	4.625%	12/15/2027	6,627	6,708
	Cencora Inc.	3.950%	2/13/2029	7,382	7,386
	Cencora Inc.	4.850%	12/15/2029	23,036	23,701
	Cencora Inc.	2.800%	5/15/2030	10,073	9,567
	Cencora Inc.	4.250%	11/15/2030	5,250	5,270
	Cencora Inc.	2.700%	3/15/2031	7,360	6,860
	Centene Corp.	4.250%	12/15/2027	36,580	36,358
	Centene Corp.	2.450%	7/15/2028	47,369	44,670
	Centene Corp.	4.625%	12/15/2029	54,468	53,135
	Centene Corp.	3.375%	2/15/2030	25,700	23,845
[2]	Cigna Group	3.400%	3/1/2027	18,231	18,146
	Cigna Group	4.375%	10/15/2028	78,285	79,058
	Cigna Group	5.000%	5/15/2029	24,151	24,881
	Cigna Group	2.400%	3/15/2030	2,369	2,225
	Cigna Group	4.500%	9/15/2030	17,070	17,302
	Cigna Group	2.375%	3/15/2031	4,500	4,127
	CommonSpirit Health	6.073%	11/1/2027	1,533	1,580
	CommonSpirit Health	3.347%	10/1/2029	10,772	10,489
	CommonSpirit Health	4.352%	9/1/2030	24,480	24,585
	CommonSpirit Health	2.782%	10/1/2030	340	320
	CVS Health Corp.	3.625%	4/1/2027	5,383	5,365
	CVS Health Corp.	6.250%	6/1/2027	5,928	6,093
	CVS Health Corp.	1.300%	8/21/2027	56,977	54,862
	CVS Health Corp.	4.300%	3/25/2028	100,856	101,430
	CVS Health Corp.	5.000%	1/30/2029	380	390
	CVS Health Corp.	5.400%	6/1/2029	18,762	19,500
	CVS Health Corp.	3.250%	8/15/2029	47,314	46,006
	CVS Health Corp.	5.125%	2/21/2030	32,155	33,153
	CVS Health Corp.	3.750%	4/1/2030	5,952	5,857
	CVS Health Corp.	1.750%	8/21/2030	19,081	17,147
	CVS Health Corp.	1.875%	2/28/2031	20,905	18,625
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	11,548	10,833
	DH Europe Finance II Sarl	2.600%	11/15/2029	16,418	15,655
	Edwards Lifesciences Corp.	4.300%	6/15/2028	13,605	13,686
	Elevance Health Inc.	3.650%	12/1/2027	37,256	37,111
	Elevance Health Inc.	4.101%	3/1/2028	16,624	16,661
	Elevance Health Inc.	4.000%	9/15/2028	6,775	6,787
	Elevance Health Inc.	5.150%	6/15/2029	10,424	10,775
	Elevance Health Inc.	2.875%	9/15/2029	16,790	16,133
	Elevance Health Inc.	4.750%	2/15/2030	16,137	16,518
	Elevance Health Inc.	2.250%	5/15/2030	32,176	29,788
	Eli Lilly & Co.	5.500%	3/15/2027	66	67
	Eli Lilly & Co.	4.150%	8/14/2027	5,441	5,481
	Eli Lilly & Co.	4.550%	2/12/2028	5,230	5,317
	Eli Lilly & Co.	4.000%	10/15/2028	6,779	6,836
	Eli Lilly & Co.	4.500%	2/9/2029	24,643	25,199
	Eli Lilly & Co.	3.375%	3/15/2029	13,629	13,493
	Eli Lilly & Co.	4.200%	8/14/2029	28,580	28,966
	Eli Lilly & Co.	4.750%	2/12/2030	25,599	26,440
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	40,498	41,608
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	2,291	2,301
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	15,174	15,550
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	28,138	29,882
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	5,500	5,634
	Gilead Sciences Inc.	2.950%	3/1/2027	23,146	22,978
	Gilead Sciences Inc.	1.200%	10/1/2027	28,239	27,162
	Gilead Sciences Inc.	4.800%	11/15/2029	14,905	15,360
	Gilead Sciences Inc.	1.650%	10/1/2030	15,225	13,764
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	42,792	42,982
25

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	14,129	14,460
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	5,144	5,175
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	26,108	25,745
	HCA Inc.	3.125%	3/15/2027	17,100	16,955
	HCA Inc.	5.000%	3/1/2028	2,637	2,691
	HCA Inc.	5.200%	6/1/2028	3,688	3,779
	HCA Inc.	5.625%	9/1/2028	30,560	31,514
	HCA Inc.	5.875%	2/1/2029	406	423
	HCA Inc.	3.375%	3/15/2029	11,328	11,125
	HCA Inc.	4.125%	6/15/2029	51,542	51,607
	HCA Inc.	5.250%	3/1/2030	17,133	17,768
	HCA Inc.	3.500%	9/1/2030	55,204	53,476
	HCA Inc.	4.300%	11/15/2030	3,720	3,726
	HCA Inc.	5.450%	4/1/2031	5,000	5,234
	Humana Inc.	3.950%	3/15/2027	626	625
	Humana Inc.	5.750%	3/1/2028	3,199	3,286
	Humana Inc.	5.750%	12/1/2028	4,837	5,008
	Humana Inc.	3.700%	3/23/2029	18,642	18,314
	Humana Inc.	3.125%	8/15/2029	1,425	1,370
	Humana Inc.	4.875%	4/1/2030	13,910	14,107
	Icon Investments Six DAC	5.809%	5/8/2027	8,390	8,467
	Icon Investments Six DAC	5.849%	5/8/2029	1,770	1,812
	Illumina Inc.	5.750%	12/13/2027	2,296	2,362
	Illumina Inc.	4.750%	12/12/2030	8,035	8,154
	IQVIA Inc.	5.700%	5/15/2028	10,588	10,897
	IQVIA Inc.	6.250%	2/1/2029	12,098	12,716
	Johnson & Johnson	4.500%	3/1/2027	7,336	7,410
	Johnson & Johnson	2.950%	3/3/2027	6,459	6,422
	Johnson & Johnson	0.950%	9/1/2027	2,390	2,302
	Johnson & Johnson	2.900%	1/15/2028	41,600	41,181
	Johnson & Johnson	4.550%	3/1/2028	13,687	13,939
	Johnson & Johnson	4.800%	6/1/2029	26,899	27,850
	Johnson & Johnson	6.950%	9/1/2029	300	332
	Johnson & Johnson	4.700%	3/1/2030	22,335	23,151
	Johnson & Johnson	4.900%	6/1/2031	6,000	6,294
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	3,000	2,989
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	5,222	5,021
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	11,337	11,431
	McKesson Corp.	3.950%	2/16/2028	325	326
	McKesson Corp.	4.900%	7/15/2028	654	670
	McKesson Corp.	4.250%	9/15/2029	12,606	12,734
	McKesson Corp.	4.650%	5/30/2030	27,946	28,599
	Medtronic Global Holdings SCA	4.250%	3/30/2028	20,328	20,525
	Merck & Co. Inc.	1.700%	6/10/2027	27,532	26,897
	Merck & Co. Inc.	3.850%	9/15/2027	350	352
	Merck & Co. Inc.	4.050%	5/17/2028	18,449	18,597
	Merck & Co. Inc.	1.900%	12/10/2028	2,689	2,566
	Merck & Co. Inc.	3.400%	3/7/2029	48,210	47,755
	Merck & Co. Inc.	3.850%	3/15/2029	13,529	13,575
	Merck & Co. Inc.	1.450%	6/24/2030	21,200	19,197
	Merck & Co. Inc.	4.150%	9/15/2030	13,743	13,884
	Merck & Co. Inc.	4.150%	3/15/2031	16,205	16,326
	Merck Sharp & Dohme Corp.	5.950%	12/1/2028	100	106
	Mylan Inc.	4.550%	4/15/2028	13,730	13,795
	Novartis Capital Corp.	3.100%	5/17/2027	23,830	23,694
	Novartis Capital Corp.	3.900%	11/5/2028	1,986	1,995
	Novartis Capital Corp.	3.800%	9/18/2029	32,727	32,749
	Novartis Capital Corp.	2.200%	8/14/2030	18,935	17,653
	Novartis Capital Corp.	4.100%	11/5/2030	24,514	24,665
	PeaceHealth Obligated Group	4.335%	11/15/2028	6,711	6,759
	Pfizer Inc.	3.875%	11/15/2027	18,035	18,118
	Pfizer Inc.	3.600%	9/15/2028	3,283	3,281
	Pfizer Inc.	3.450%	3/15/2029	25,299	25,118
	Pfizer Inc.	2.625%	4/1/2030	19,866	18,890
	Pfizer Inc.	1.700%	5/28/2030	26,100	23,877
	Pfizer Inc.	4.200%	11/15/2030	26,320	26,578
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	82,915	84,079
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	37,549	38,467
	Pharmacia LLC	6.600%	12/1/2028	7,367	7,892
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	4,735	4,488
26

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	4.600%	12/15/2027	891	902
	Quest Diagnostics Inc.	4.200%	6/30/2029	4,107	4,136
	Quest Diagnostics Inc.	4.625%	12/15/2029	18,028	18,405
	Quest Diagnostics Inc.	2.950%	6/30/2030	17,349	16,544
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	19,051	17,172
	Revvity Inc.	1.900%	9/15/2028	10,569	10,009
	Revvity Inc.	3.300%	9/15/2029	15,530	15,059
	Royalty Pharma plc	1.750%	9/2/2027	34,767	33,646
	Royalty Pharma plc	5.150%	9/2/2029	1,235	1,276
	Royalty Pharma plc	2.200%	9/2/2030	7,750	7,110
[2]	Rush System for Health Obligated Group	3.922%	11/15/2029	3,800	3,787
	Sanofi SA	3.750%	11/3/2027	13,027	13,055
	Sanofi SA	3.625%	6/19/2028	11,722	11,712
	Sanofi SA	3.800%	11/3/2028	12,227	12,241
	Smith & Nephew plc	5.150%	3/20/2027	1,762	1,782
	Smith & Nephew plc	2.032%	10/14/2030	3,910	3,547
	Solventum Corp.	5.400%	3/1/2029	6,933	7,192
	SSM Health Care Corp.	4.894%	6/1/2028	1,715	1,744
	Stryker Corp.	4.700%	2/10/2028	22,133	22,460
	Stryker Corp.	3.650%	3/7/2028	11,538	11,502
	Stryker Corp.	4.850%	12/8/2028	15,220	15,615
	Stryker Corp.	4.250%	9/11/2029	14,354	14,507
	Stryker Corp.	4.850%	2/10/2030	16,967	17,485
	Stryker Corp.	1.950%	6/15/2030	19,099	17,526
[2]	Sutter Health	2.294%	8/15/2030	1,811	1,681
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	34,979	35,805
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	40,975	37,815
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	15,402	15,665
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	26,172	24,873
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	470	486
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	18,468	17,682
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	6,128	6,366
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	5,470	5,514
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	5,000	5,037
	UnitedHealth Group Inc.	3.375%	4/15/2027	15,516	15,440
	UnitedHealth Group Inc.	4.600%	4/15/2027	12,949	13,051
	UnitedHealth Group Inc.	3.700%	5/15/2027	12,008	11,993
	UnitedHealth Group Inc.	2.950%	10/15/2027	7,663	7,573
	UnitedHealth Group Inc.	5.250%	2/15/2028	25,562	26,232
	UnitedHealth Group Inc.	3.850%	6/15/2028	14,837	14,842
	UnitedHealth Group Inc.	4.400%	6/15/2028	5,970	6,040
	UnitedHealth Group Inc.	3.875%	12/15/2028	26,357	26,369
	UnitedHealth Group Inc.	4.250%	1/15/2029	21,877	22,104
	UnitedHealth Group Inc.	4.700%	4/15/2029	6,734	6,888
	UnitedHealth Group Inc.	4.000%	5/15/2029	20,058	20,123
	UnitedHealth Group Inc.	2.875%	8/15/2029	18,542	17,914
	UnitedHealth Group Inc.	4.800%	1/15/2030	5,746	5,911
	UnitedHealth Group Inc.	5.300%	2/15/2030	24,139	25,237
	UnitedHealth Group Inc.	2.000%	5/15/2030	26,785	24,733
	UnitedHealth Group Inc.	4.650%	1/15/2031	20,000	20,426
	Universal Health Services Inc.	4.625%	10/15/2029	10,581	10,702
	Universal Health Services Inc.	2.650%	10/15/2030	12,990	11,932
	Viatris Inc.	2.300%	6/22/2027	18,183	17,730
	Viatris Inc.	2.700%	6/22/2030	18,602	17,180
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	11,001	11,385
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	27,460	28,392
	Zoetis Inc.	3.000%	9/12/2027	24,696	24,416
	Zoetis Inc.	4.150%	8/17/2028	14,328	14,436
	Zoetis Inc.	3.900%	8/20/2028	10,957	10,968
	Zoetis Inc.	2.000%	5/15/2030	10,256	9,466
					4,247,973
Industrials (6.5%)
	3M Co.	2.875%	10/15/2027	19,329	19,067
[2]	3M Co.	3.625%	9/14/2028	7,371	7,335
	3M Co.	2.375%	8/26/2029	15,800	15,000
	3M Co.	4.800%	3/15/2030	24,472	25,157
	AGCO Corp.	5.450%	3/21/2027	3,897	3,943
	Allegion plc	3.500%	10/1/2029	7,559	7,401
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	100	99
27

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/2027	320	316
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	2,581	2,560
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	58	57
	Amphenol Corp.	5.050%	4/5/2027	17,748	17,975
	Amphenol Corp.	3.800%	11/15/2027	1,715	1,717
	Amphenol Corp.	4.375%	6/12/2028	13,815	13,991
	Amphenol Corp.	3.900%	11/15/2028	7,809	7,828
	Amphenol Corp.	5.050%	4/5/2029	3,336	3,448
	Amphenol Corp.	4.350%	6/1/2029	9,265	9,411
	Amphenol Corp.	2.800%	2/15/2030	11,439	10,951
	Amphenol Corp.	4.125%	11/15/2030	54,528	54,782
	Boeing Co.	2.800%	3/1/2027	8,257	8,157
	Boeing Co.	5.040%	5/1/2027	37,046	37,437
	Boeing Co.	6.259%	5/1/2027	6,467	6,625
	Boeing Co.	3.250%	2/1/2028	37,537	37,092
	Boeing Co.	3.250%	3/1/2028	70	69
	Boeing Co.	3.450%	11/1/2028	386	381
	Boeing Co.	3.200%	3/1/2029	13,726	13,413
	Boeing Co.	6.298%	5/1/2029	7,622	8,122
	Boeing Co.	2.950%	2/1/2030	13,495	12,931
	Boeing Co.	5.150%	5/1/2030	87,387	90,500
	Boeing Co.	3.625%	2/1/2031	24,304	23,603
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	12,852	12,790
	Canadian National Railway Co.	6.900%	7/15/2028	750	802
	Canadian Pacific Railway Co.	4.000%	6/1/2028	1,060	1,063
	Canadian Pacific Railway Co.	2.050%	3/5/2030	8,420	7,813
	Canadian Pacific Railway Co.	4.800%	3/30/2030	24,783	25,495
	Carrier Global Corp.	2.722%	2/15/2030	40,892	38,857
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	11,521	11,701
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	19,692	19,686
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	18,261	17,585
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	12,209	12,348
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	15,196	15,427
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	5,039	5,050
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	8,687	8,808
[2]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	6,914	6,975
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	765	769
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	9,100	9,106
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	18,835	19,446
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	5,972	6,084
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	31,235	32,181
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	3,347	3,475
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	5,646	5,692
	Caterpillar Inc.	2.600%	9/19/2029	50	48
	Caterpillar Inc.	2.600%	4/9/2030	7,086	6,757
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	16,040	16,083
	CNH Industrial Capital LLC	4.500%	10/8/2027	3,052	3,073
	CNH Industrial Capital LLC	4.750%	3/21/2028	14,621	14,817
	CNH Industrial Capital LLC	4.550%	4/10/2028	27,178	27,441
	CNH Industrial Capital LLC	5.100%	4/20/2029	11,100	11,415
	CNH Industrial Capital LLC	4.500%	10/16/2030	11,475	11,561
[2]	CNH Industrial NV	3.850%	11/15/2027	6,663	6,648
	CSX Corp.	3.250%	6/1/2027	22,540	22,399
	CSX Corp.	3.800%	3/1/2028	262	262
	CSX Corp.	4.250%	3/15/2029	21,938	22,215
	CSX Corp.	2.400%	2/15/2030	10,320	9,739
	Cummins Inc.	4.250%	5/9/2028	4,475	4,523
	Cummins Inc.	4.900%	2/20/2029	7,792	8,039
	Cummins Inc.	1.500%	9/1/2030	16,780	15,144
	Cummins Inc.	4.700%	2/15/2031	10,000	10,289
	Deere & Co.	5.375%	10/16/2029	107	113
	Deere & Co.	3.100%	4/15/2030	16,781	16,290
	Deere Funding Canada Corp.	4.150%	10/9/2030	11,158	11,227
	Delta Air Lines Inc.	4.375%	4/19/2028	15,691	15,756
	Delta Air Lines Inc.	4.950%	7/10/2028	29,386	29,870
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	191	192
	Delta Air Lines Inc.	3.750%	10/28/2029	24,365	23,935
	Delta Air Lines Inc.	5.250%	7/10/2030	25,808	26,612
	Eaton Capital ULC	4.450%	5/9/2030	8,137	8,274
	Eaton Corp.	3.103%	9/15/2027	20,234	20,059
28

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	4.350%	5/18/2028	1,210	1,225
	Emerson Electric Co.	1.800%	10/15/2027	3,674	3,567
	Emerson Electric Co.	2.000%	12/21/2028	6,065	5,793
[2]	FedEx Corp.	3.100%	8/5/2029	18,257	17,778
[2]	FedEx Corp.	4.250%	5/15/2030	8,022	8,088
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	8,048	8,066
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	11,311	11,372
	Flowserve Corp.	3.500%	10/1/2030	8,878	8,570
	GE Vernova Inc.	4.250%	2/4/2031	7,479	7,532
	General Dynamics Corp.	3.500%	4/1/2027	20,438	20,398
	General Dynamics Corp.	2.625%	11/15/2027	21,912	21,567
	General Dynamics Corp.	3.750%	5/15/2028	31,918	32,008
	General Dynamics Corp.	3.625%	4/1/2030	6,322	6,260
	General Electric Co.	4.300%	7/29/2030	11,141	11,322
	GXO Logistics Inc.	6.250%	5/6/2029	1,302	1,376
	HEICO Corp.	5.250%	8/1/2028	1,898	1,953
	Honeywell International Inc.	1.100%	3/1/2027	4,704	4,581
	Honeywell International Inc.	4.650%	7/30/2027	10,525	10,652
	Honeywell International Inc.	4.950%	2/15/2028	50	51
	Honeywell International Inc.	4.250%	1/15/2029	19,673	19,906
	Honeywell International Inc.	2.700%	8/15/2029	8,247	7,942
	Honeywell International Inc.	4.875%	9/1/2029	11,031	11,386
	Honeywell International Inc.	4.700%	2/1/2030	60,014	61,643
	Honeywell International Inc.	1.950%	6/1/2030	96	89
	Howmet Aerospace Inc.	6.750%	1/15/2028	1,035	1,089
	Howmet Aerospace Inc.	3.000%	1/15/2029	16,156	15,770
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	22,744	22,547
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	5,608	5,351
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	22,575	23,428
	IDEX Corp.	4.950%	9/1/2029	10,082	10,354
	Ingersoll Rand Inc.	5.197%	6/15/2027	19,621	19,900
	Ingersoll Rand Inc.	5.176%	6/15/2029	12,165	12,607
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	22,340	23,471
[1]	Jacobs Solutions Inc.	4.750%	3/3/2031	10,750	10,764
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	2,046	2,103
[2]	John Deere Capital Corp.	4.850%	3/5/2027	7,486	7,571
[2]	John Deere Capital Corp.	2.350%	3/8/2027	24,713	24,385
[2]	John Deere Capital Corp.	4.900%	6/11/2027	7,610	7,729
	John Deere Capital Corp.	4.200%	7/15/2027	126	127
[2]	John Deere Capital Corp.	4.150%	9/15/2027	21,179	21,338
[2]	John Deere Capital Corp.	3.050%	1/6/2028	140	139
	John Deere Capital Corp.	4.650%	1/7/2028	610	621
[2]	John Deere Capital Corp.	4.750%	1/20/2028	24,215	24,715
[2]	John Deere Capital Corp.	4.900%	3/3/2028	20,285	20,783
[2]	John Deere Capital Corp.	4.250%	6/5/2028	19,309	19,564
[2]	John Deere Capital Corp.	4.950%	7/14/2028	38,718	39,790
[2]	John Deere Capital Corp.	3.450%	3/7/2029	40	40
[2]	John Deere Capital Corp.	3.350%	4/18/2029	14,973	14,779
[2]	John Deere Capital Corp.	4.850%	6/11/2029	7,490	7,732
[2]	John Deere Capital Corp.	2.800%	7/18/2029	300	291
[2]	John Deere Capital Corp.	2.450%	1/9/2030	25,097	23,937
[2]	John Deere Capital Corp.	4.550%	6/5/2030	31,100	31,865
[2]	John Deere Capital Corp.	4.700%	6/10/2030	9,982	10,294
	Johnson Controls International plc	5.500%	4/19/2029	12,789	13,375
	Johnson Controls International plc	1.750%	9/15/2030	614	555
	Kennametal Inc.	4.625%	6/15/2028	4,955	5,012
	Keysight Technologies Inc.	4.600%	4/6/2027	13,591	13,663
	Keysight Technologies Inc.	3.000%	10/30/2029	3,437	3,319
	Keysight Technologies Inc.	5.350%	7/30/2030	7,415	7,768
	Kirby Corp.	4.200%	3/1/2028	405	406
	L3Harris Technologies Inc.	4.400%	6/15/2028	214	216
[2]	L3Harris Technologies Inc.	4.400%	6/15/2028	20,503	20,700
	L3Harris Technologies Inc.	5.050%	6/1/2029	23,247	23,961
	L3Harris Technologies Inc.	2.900%	12/15/2029	3,863	3,710
	Lennox International Inc.	1.700%	8/1/2027	5,100	4,944
	Lennox International Inc.	5.500%	9/15/2028	21,130	21,861
	LKQ Corp.	5.750%	6/15/2028	9,540	9,799
	Lockheed Martin Corp.	5.100%	11/15/2027	21,869	22,385
	Lockheed Martin Corp.	4.450%	5/15/2028	150	152
	Lockheed Martin Corp.	4.150%	8/15/2028	13,239	13,368
29

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.500%	2/15/2029	14,037	14,319
	Lockheed Martin Corp.	4.400%	8/15/2030	8,761	8,920
	MasTec Inc.	5.900%	6/15/2029	13,500	14,170
	Nordson Corp.	5.600%	9/15/2028	7,223	7,474
	Nordson Corp.	4.500%	12/15/2029	11,990	12,154
	Norfolk Southern Corp.	7.800%	5/15/2027	8,355	8,746
	Norfolk Southern Corp.	3.150%	6/1/2027	8,373	8,303
	Norfolk Southern Corp.	3.800%	8/1/2028	22,711	22,700
	Norfolk Southern Corp.	2.550%	11/1/2029	7,523	7,171
	Northrop Grumman Corp.	3.250%	1/15/2028	42,578	42,156
	Northrop Grumman Corp.	4.400%	5/1/2030	15,948	16,177
	Northrop Grumman Corp.	4.650%	7/15/2030	20,017	20,503
	nVent Finance Sarl	4.550%	4/15/2028	5,321	5,363
	Oshkosh Corp.	4.600%	5/15/2028	4,807	4,854
	Oshkosh Corp.	3.100%	3/1/2030	4,400	4,229
	Otis Worldwide Corp.	2.293%	4/5/2027	10,609	10,439
	Otis Worldwide Corp.	5.250%	8/16/2028	13,563	13,988
	Otis Worldwide Corp.	2.565%	2/15/2030	35,532	33,577
	PACCAR Financial Corp.	5.000%	5/13/2027	91	93
	PACCAR Financial Corp.	4.250%	6/23/2027	12,273	12,365
	PACCAR Financial Corp.	4.450%	8/6/2027	5,839	5,910
	PACCAR Financial Corp.	4.600%	1/10/2028	9,347	9,514
	PACCAR Financial Corp.	4.550%	3/3/2028	5,102	5,196
	PACCAR Financial Corp.	4.000%	8/8/2028	10,476	10,566
[2]	PACCAR Financial Corp.	4.950%	8/10/2028	7,964	8,191
[2]	PACCAR Financial Corp.	4.000%	11/7/2028	3,406	3,430
[2]	PACCAR Financial Corp.	4.600%	1/31/2029	10,545	10,799
[2]	PACCAR Financial Corp.	3.900%	2/5/2029	8,698	8,759
	PACCAR Financial Corp.	4.550%	5/8/2030	6,949	7,113
	Parker-Hannifin Corp.	4.250%	9/15/2027	35,194	35,414
	Parker-Hannifin Corp.	4.500%	9/15/2029	27,583	28,081
	Regal Rexnord Corp.	6.050%	4/15/2028	26,248	27,217
[2]	Regal Rexnord Corp.	6.300%	2/15/2030	21,832	23,321
	Republic Services Inc.	3.375%	11/15/2027	6,779	6,739
	Republic Services Inc.	3.950%	5/15/2028	17,543	17,595
	Republic Services Inc.	4.875%	4/1/2029	16,438	16,890
	Republic Services Inc.	5.000%	11/15/2029	335	347
	Republic Services Inc.	2.300%	3/1/2030	18,365	17,226
	Republic Services Inc.	4.750%	7/15/2030	2,546	2,616
	Republic Services Inc.	1.450%	2/15/2031	25	22
	Rockwell Automation Inc.	3.500%	3/1/2029	5,901	5,835
	RTX Corp.	3.500%	3/15/2027	32,939	32,842
	RTX Corp.	3.125%	5/4/2027	36,621	36,336
	RTX Corp.	7.200%	8/15/2027	1,155	1,210
	RTX Corp.	4.125%	11/16/2028	45,986	46,261
	RTX Corp.	5.750%	1/15/2029	14,618	15,359
	RTX Corp.	7.500%	9/15/2029	578	646
	RTX Corp.	2.250%	7/1/2030	17,701	16,495
[2]	Ryder System Inc.	5.300%	3/15/2027	10,383	10,519
[2]	Ryder System Inc.	5.650%	3/1/2028	13,679	14,097
[2]	Ryder System Inc.	5.250%	6/1/2028	20,503	21,068
	Ryder System Inc.	6.300%	12/1/2028	508	538
[2]	Ryder System Inc.	5.375%	3/15/2029	15,580	16,157
[2]	Ryder System Inc.	5.500%	6/1/2029	3,730	3,887
[2]	Ryder System Inc.	4.950%	9/1/2029	4,290	4,402
[2]	Ryder System Inc.	4.900%	12/1/2029	4,500	4,622
	Ryder System Inc.	5.000%	3/15/2030	4,904	5,050
[2]	Ryder System Inc.	4.850%	6/15/2030	4,300	4,415
	Ryder System Inc.	4.300%	12/1/2030	13,875	13,929
	Southwest Airlines Co.	5.125%	6/15/2027	40,870	41,345
	Southwest Airlines Co.	3.450%	11/16/2027	3,291	3,260
	Southwest Airlines Co.	4.375%	11/15/2028	5,650	5,691
	Southwest Airlines Co.	2.625%	2/10/2030	10,313	9,666
	Teledyne Technologies Inc.	2.250%	4/1/2028	14,666	14,188
	Textron Inc.	3.650%	3/15/2027	2,466	2,458
	Textron Inc.	3.900%	9/17/2029	4,860	4,832
	Textron Inc.	3.000%	6/1/2030	11,922	11,411
	Timken Co.	4.500%	12/15/2028	5,456	5,503
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	10,122	10,126
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	13,110	13,137
30

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trimble Inc.	4.900%	6/15/2028	11,798	11,919
	Tyco Electronics Group SA	3.125%	8/15/2027	6,614	6,565
	Tyco Electronics Group SA	4.500%	2/9/2031	5,094	5,184
	Union Pacific Corp.	3.950%	9/10/2028	11,866	11,918
	Union Pacific Corp.	3.700%	3/1/2029	15,460	15,415
	Union Pacific Corp.	2.400%	2/5/2030	2,828	2,675
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	17,597	18,020
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	274	266
	United Parcel Service Inc.	3.050%	11/15/2027	29,017	28,754
	United Parcel Service Inc.	3.400%	3/15/2029	22,885	22,679
	United Parcel Service Inc.	4.450%	4/1/2030	12,915	13,212
	Veralto Corp.	5.350%	9/18/2028	30,269	31,248
	Vontier Corp.	2.400%	4/1/2028	983	949
	Waste Connections Inc.	4.250%	12/1/2028	21,993	22,190
	Waste Connections Inc.	3.500%	5/1/2029	11,168	11,081
	Waste Connections Inc.	2.600%	2/1/2030	6,655	6,339
	Waste Management Inc.	4.950%	7/3/2027	15,850	16,093
	Waste Management Inc.	3.150%	11/15/2027	20,975	20,798
	Waste Management Inc.	1.150%	3/15/2028	1,042	990
	Waste Management Inc.	4.500%	3/15/2028	6,220	6,314
	Waste Management Inc.	3.875%	1/15/2029	135	135
	Waste Management Inc.	4.875%	2/15/2029	26,165	26,931
	Waste Management Inc.	2.000%	6/1/2029	8,214	7,753
	Waste Management Inc.	4.625%	2/15/2030	23,883	24,450
	Waste Management Inc.	4.650%	3/15/2030	175	180
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	20,694	21,016
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	6,112	6,293
	Xylem Inc.	1.950%	1/30/2028	8,869	8,561
					3,130,565
Materials (2.5%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	17,243	16,887
	Air Products and Chemicals Inc.	4.600%	2/8/2029	19,048	19,488
	Air Products and Chemicals Inc.	2.050%	5/15/2030	12,305	11,407
	Albemarle Corp.	4.650%	6/1/2027	1,519	1,530
	Amcor Finance USA Inc.	4.500%	5/15/2028	12,678	12,800
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	126	128
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	38,185	39,512
	Amcor Group Finance plc	5.450%	5/23/2029	300	312
	Amrize Finance US LLC	4.700%	4/7/2028	440	447
	Amrize Finance US LLC	4.950%	4/7/2030	34,420	35,392
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	13,396	13,037
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	8,322	8,044
	ArcelorMittal SA	6.550%	11/29/2027	30,942	32,153
	ArcelorMittal SA	4.250%	7/16/2029	700	704
	Berry Global Inc.	5.500%	4/15/2028	20,720	21,375
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	23,427	23,861
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	15,219	15,775
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	10,992	11,533
	Cabot Corp.	4.000%	7/1/2029	4,442	4,441
	Carlisle Cos. Inc.	3.750%	12/1/2027	15,643	15,593
	Carlisle Cos. Inc.	2.750%	3/1/2030	12,556	11,916
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	7,934	7,860
	CRH America Finance Inc.	4.400%	2/9/2031	8,600	8,661
	CRH SMW Finance DAC	5.200%	5/21/2029	23,896	24,752
	CRH SMW Finance DAC	5.125%	1/9/2030	25,372	26,261
	Dow Chemical Co.	4.800%	11/30/2028	1,245	1,265
	Dow Chemical Co.	7.375%	11/1/2029	11,668	12,822
	Dow Chemical Co.	2.100%	11/15/2030	1,521	1,356
	DuPont de Nemours Inc.	4.725%	11/15/2028	180	183
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	18,343	18,593
	Eastman Chemical Co.	4.500%	12/1/2028	720	728
	Eastman Chemical Co.	5.000%	8/1/2029	23,385	24,003
	Eastman Chemical Co.	4.500%	2/20/2031	9,600	9,606
	Ecolab Inc.	3.250%	12/1/2027	175	174
	Ecolab Inc.	5.250%	1/15/2028	16,163	16,606
	Ecolab Inc.	4.300%	6/15/2028	12,099	12,242
	EIDP Inc.	2.300%	7/15/2030	22,006	20,588
	Freeport-McMoRan Inc.	5.000%	9/1/2027	12,252	12,263
	Freeport-McMoRan Inc.	4.125%	3/1/2028	10,474	10,466
31

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,049	5,056
	Freeport-McMoRan Inc.	5.250%	9/1/2029	2,416	2,452
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,325	12,343
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	1,875	1,889
	Linde Inc.	1.100%	8/10/2030	14,381	12,775
	LYB International Finance II BV	3.500%	3/2/2027	11,200	11,136
	LYB International Finance III LLC	2.250%	10/1/2030	668	604
	LYB International Finance III LLC	5.125%	1/15/2031	2,567	2,610
	Martin Marietta Materials Inc.	3.450%	6/1/2027	5,634	5,604
	Martin Marietta Materials Inc.	3.500%	12/15/2027	14,300	14,205
[2]	Martin Marietta Materials Inc.	2.500%	3/15/2030	6,082	5,731
	Mosaic Co.	4.050%	11/15/2027	19,616	19,635
	Mosaic Co.	5.375%	11/15/2028	10,035	10,359
	Mosaic Co.	4.350%	1/15/2029	912	919
	Mosaic Co.	4.600%	11/15/2030	22,324	22,601
	Newmont Corp.	3.250%	5/13/2030	9,509	9,253
	Nucor Corp.	4.300%	5/23/2027	25,502	25,661
	Nucor Corp.	3.950%	5/1/2028	24,947	25,008
	Nucor Corp.	2.700%	6/1/2030	3,719	3,527
	Nucor Corp.	4.650%	6/1/2030	10,882	11,136
	Nutrien Ltd.	4.900%	3/27/2028	22,142	22,538
	Nutrien Ltd.	4.200%	4/1/2029	22,078	22,163
	Nutrien Ltd.	2.950%	5/13/2030	22,640	21,588
	Packaging Corp. of America	3.400%	12/15/2027	3,307	3,280
	Packaging Corp. of America	3.000%	12/15/2029	5,057	4,872
	PPG Industries Inc.	3.750%	3/15/2028	20,270	20,234
	Reliance Inc.	2.150%	8/15/2030	377	345
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	834	896
	Rio Tinto Finance USA plc	4.375%	3/12/2027	11,069	11,151
	Rio Tinto Finance USA plc	4.500%	3/14/2028	17,497	17,741
	Rio Tinto Finance USA plc	4.875%	3/14/2030	31,638	32,673
	RPM International Inc.	3.750%	3/15/2027	4,782	4,772
	RPM International Inc.	4.550%	3/1/2029	2,211	2,245
	Sherwin-Williams Co.	3.450%	6/1/2027	43,279	43,072
[2]	Sherwin-Williams Co.	4.550%	3/1/2028	26	26
	Sherwin-Williams Co.	4.300%	8/15/2028	18,518	18,674
	Sherwin-Williams Co.	2.950%	8/15/2029	250	242
	Sherwin-Williams Co.	2.300%	5/15/2030	4,649	4,321
	Sherwin-Williams Co.	4.500%	8/15/2030	19,855	20,154
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	28,296	29,330
	Sonoco Products Co.	4.600%	9/1/2029	12,428	12,600
	Steel Dynamics Inc.	1.650%	10/15/2027	9,084	8,762
	Steel Dynamics Inc.	3.450%	4/15/2030	28,033	27,265
	Steel Dynamics Inc.	3.250%	1/15/2031	14,500	13,875
	Suzano Austria GmbH	2.500%	9/15/2028	967	926
	Suzano Austria GmbH	6.000%	1/15/2029	27,030	28,028
	Suzano Austria GmbH	5.000%	1/15/2030	20,875	20,987
	Suzano Austria GmbH	3.750%	1/15/2031	21,199	20,216
	Vale Overseas Ltd.	3.750%	7/8/2030	26,868	26,042
	Vulcan Materials Co.	3.900%	4/1/2027	8,801	8,798
	Vulcan Materials Co.	4.950%	12/1/2029	7,609	7,841
	Vulcan Materials Co.	3.500%	6/1/2030	12,690	12,405
	Westlake Corp.	3.375%	6/15/2030	15,000	14,503
	WestRock MWV LLC	8.200%	1/15/2030	22,168	25,378
	WRKCo Inc.	4.000%	3/15/2028	3,050	3,054
	WRKCo Inc.	3.900%	6/1/2028	247	247
	WRKCo Inc.	4.900%	3/15/2029	703	719
					1,219,231
Real Estate (4.5%)
	Agree LP	2.000%	6/15/2028	1,467	1,407
	Agree LP	2.900%	10/1/2030	9,310	8,804
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	13,307	13,278
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	7,219	6,852
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	1,609	1,632
	American Homes 4 Rent LP	4.250%	2/15/2028	4,701	4,710
	American Homes 4 Rent LP	4.900%	2/15/2029	4,204	4,280
	American Homes 4 Rent LP	4.950%	6/15/2030	15,556	15,860
	American Tower Corp.	3.650%	3/15/2027	271	270
	American Tower Corp.	3.550%	7/15/2027	30,066	29,897
32

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.600%	1/15/2028	17,020	16,897
	American Tower Corp.	1.500%	1/31/2028	118	113
	American Tower Corp.	5.500%	3/15/2028	29,348	30,168
	American Tower Corp.	5.250%	7/15/2028	19,000	19,537
	American Tower Corp.	5.800%	11/15/2028	15,439	16,121
	American Tower Corp.	3.950%	3/15/2029	11,286	11,246
	American Tower Corp.	3.800%	8/15/2029	36,902	36,550
	American Tower Corp.	2.900%	1/15/2030	75	72
	American Tower Corp.	5.000%	1/31/2030	17,059	17,562
	American Tower Corp.	4.900%	3/15/2030	18,185	18,687
	American Tower Corp.	2.100%	6/15/2030	2,181	2,001
	American Tower Corp.	1.875%	10/15/2030	9,765	8,809
[2]	AvalonBay Communities Inc.	3.350%	5/15/2027	114	113
[2]	AvalonBay Communities Inc.	3.200%	1/15/2028	6,148	6,100
[2]	AvalonBay Communities Inc.	3.300%	6/1/2029	12,170	11,943
[2]	AvalonBay Communities Inc.	2.300%	3/1/2030	16,201	15,179
	AvalonBay Communities Inc.	4.350%	12/1/2030	1,670	1,686
[2]	AvalonBay Communities Inc.	2.450%	1/15/2031	10,000	9,268
	Boston Properties LP	6.750%	12/1/2027	15,780	16,468
	Boston Properties LP	4.500%	12/1/2028	33,891	34,176
	Boston Properties LP	3.400%	6/21/2029	12,456	12,133
	Boston Properties LP	2.900%	3/15/2030	15,212	14,357
	Brixmor Operating Partnership LP	3.900%	3/15/2027	8,109	8,099
	Brixmor Operating Partnership LP	4.125%	5/15/2029	15,196	15,217
	Brixmor Operating Partnership LP	4.050%	7/1/2030	13,766	13,643
	Camden Property Trust	4.100%	10/15/2028	1,210	1,217
	Camden Property Trust	3.150%	7/1/2029	17,398	16,932
	Camden Property Trust	2.800%	5/15/2030	8,318	7,906
	CBRE Services Inc.	5.500%	4/1/2029	16,594	17,234
	CBRE Services Inc.	4.800%	6/15/2030	14,430	14,709
	COPT Defense Properties LP	2.000%	1/15/2029	11,360	10,725
	COPT Defense Properties LP	4.500%	10/15/2030	23,846	23,951
	Cousins Properties LP	5.250%	7/15/2030	7,062	7,300
	Crown Castle Inc.	2.900%	3/15/2027	19,545	19,329
	Crown Castle Inc.	3.650%	9/1/2027	2,022	2,013
	Crown Castle Inc.	5.000%	1/11/2028	34,607	35,188
	Crown Castle Inc.	3.800%	2/15/2028	20,108	20,026
	Crown Castle Inc.	4.800%	9/1/2028	225	229
	Crown Castle Inc.	4.300%	2/15/2029	14,765	14,828
	Crown Castle Inc.	5.600%	6/1/2029	21,958	22,875
	Crown Castle Inc.	4.900%	9/1/2029	27,201	27,730
	Crown Castle Inc.	3.100%	11/15/2029	5,061	4,859
	Crown Castle Inc.	3.300%	7/1/2030	17,053	16,327
	Crown Castle Inc.	2.250%	1/15/2031	10,000	9,040
	CubeSmart LP	2.250%	12/15/2028	7,573	7,219
	CubeSmart LP	4.375%	2/15/2029	13,093	13,200
	CubeSmart LP	2.000%	2/15/2031	7,500	6,710
	Digital Realty Trust LP	3.700%	8/15/2027	29,642	29,533
	Digital Realty Trust LP	5.550%	1/15/2028	26,059	26,802
	Digital Realty Trust LP	4.450%	7/15/2028	2,604	2,630
	Digital Realty Trust LP	3.600%	7/1/2029	18,862	18,619
	DOC DR LLC	4.300%	3/15/2027	2,989	2,996
	DOC DR LLC	3.950%	1/15/2028	8,721	8,711
	EPR Properties	4.500%	6/1/2027	9,853	9,864
	EPR Properties	3.750%	8/15/2029	13,616	13,280
	EPR Properties	4.750%	11/15/2030	7,549	7,565
[1]	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	10,963	10,954
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	13,060	13,203
	Equinix Inc.	1.800%	7/15/2027	11,486	11,157
	Equinix Inc.	1.550%	3/15/2028	19,491	18,575
	Equinix Inc.	2.000%	5/15/2028	385	369
	Equinix Inc.	3.200%	11/18/2029	21,178	20,464
	Equinix Inc.	2.150%	7/15/2030	25,460	23,291
	ERP Operating LP	3.250%	8/1/2027	4,060	4,030
	ERP Operating LP	3.500%	3/1/2028	2,731	2,713
	ERP Operating LP	4.150%	12/1/2028	16,513	16,624
	ERP Operating LP	3.000%	7/1/2029	20,222	19,653
	ERP Operating LP	2.500%	2/15/2030	11,462	10,854
	Essex Portfolio LP	3.625%	5/1/2027	9,089	9,067
	Essex Portfolio LP	1.700%	3/1/2028	9,562	9,157
33

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	4.000%	3/1/2029	15,554	15,522
	Essex Portfolio LP	3.000%	1/15/2030	9,358	8,965
	Essex Portfolio LP	1.650%	1/15/2031	5,000	4,412
	Extra Space Storage LP	3.875%	12/15/2027	175	175
	Extra Space Storage LP	5.700%	4/1/2028	15,455	15,955
	Extra Space Storage LP	3.900%	4/1/2029	4,386	4,361
	Extra Space Storage LP	4.000%	6/15/2029	77	77
	Extra Space Storage LP	5.500%	7/1/2030	30,826	32,231
	Extra Space Storage LP	2.200%	10/15/2030	3,336	3,049
	Extra Space Storage LP	5.900%	1/15/2031	15,285	16,274
	Federal Realty OP LP	3.250%	7/15/2027	5,666	5,613
	Federal Realty OP LP	5.375%	5/1/2028	3,629	3,728
	Federal Realty OP LP	3.200%	6/15/2029	1,095	1,066
	Federal Realty OP LP	3.500%	6/1/2030	19,338	18,789
	GLP Capital LP	5.750%	6/1/2028	8,437	8,650
	GLP Capital LP	5.300%	1/15/2029	5,621	5,736
	GLP Capital LP	4.000%	1/15/2030	24,577	23,991
	GLP Capital LP	4.000%	1/15/2031	8,814	8,491
	Healthcare Realty Holdings LP	3.750%	7/1/2027	242	241
	Healthcare Realty Holdings LP	3.100%	2/15/2030	6,811	6,520
	Healthpeak OP LLC	2.125%	12/1/2028	12,432	11,822
	Healthpeak OP LLC	3.500%	7/15/2029	20,823	20,416
	Healthpeak OP LLC	3.000%	1/15/2030	7,628	7,297
	Healthpeak OP LLC	2.875%	1/15/2031	9,500	8,898
	Highwoods Realty LP	3.875%	3/1/2027	1,071	1,066
	Highwoods Realty LP	4.125%	3/15/2028	235	234
	Highwoods Realty LP	4.200%	4/15/2029	14,984	14,830
	Highwoods Realty LP	3.050%	2/15/2030	4,784	4,506
	Highwoods Realty LP	2.600%	2/1/2031	7,000	6,297
	Host Hotels & Resorts LP	4.250%	12/15/2028	10,964	11,013
[2]	Host Hotels & Resorts LP	3.375%	12/15/2029	6,411	6,210
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	15,508	14,872
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	15,499	14,745
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	4,775	4,975
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	973	1,040
	Kimco Realty OP LLC	2.700%	10/1/2030	6,815	6,461
	Kite Realty Group Trust	4.750%	9/15/2030	5,050	5,154
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	4,350	4,464
	Mid-America Apartments LP	3.600%	6/1/2027	10,325	10,295
	Mid-America Apartments LP	4.200%	6/15/2028	429	432
	Mid-America Apartments LP	3.950%	3/15/2029	8,476	8,479
	Mid-America Apartments LP	2.750%	3/15/2030	8,000	7,633
	Mid-America Apartments LP	1.700%	2/15/2031	7,500	6,664
	National Health Investors Inc.	3.000%	2/1/2031	7,000	6,422
	NNN REIT Inc.	3.500%	10/15/2027	5,654	5,620
	NNN REIT Inc.	4.300%	10/15/2028	9,019	9,080
	NNN REIT Inc.	4.600%	2/15/2031	9,000	9,118
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	9,014	9,101
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,293	1,260
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	12,560	12,874
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	12,000	11,320
	Piedmont Operating Partnership LP	6.875%	7/15/2029	1,045	1,110
	Piedmont Operating Partnership LP	3.150%	8/15/2030	5,000	4,640
	Prologis LP	2.125%	4/15/2027	11,329	11,127
	Prologis LP	3.375%	12/15/2027	12,902	12,819
	Prologis LP	4.875%	6/15/2028	27,845	28,490
	Prologis LP	3.875%	9/15/2028	2,763	2,764
	Prologis LP	4.000%	9/15/2028	10,099	10,133
	Prologis LP	2.875%	11/15/2029	317	305
	Prologis LP	2.250%	4/15/2030	24,573	23,009
	Prologis LP	1.250%	10/15/2030	14,985	13,253
	Prologis LP	4.750%	1/15/2031	13,959	14,381
	Prologis LP	1.750%	2/1/2031	8,000	7,157
	Public Storage Operating Co.	3.094%	9/15/2027	1,125	1,117
	Public Storage Operating Co.	1.850%	5/1/2028	6,001	5,758
	Public Storage Operating Co.	1.950%	11/9/2028	3,784	3,606
	Public Storage Operating Co.	5.125%	1/15/2029	8,070	8,362
	Public Storage Operating Co.	3.385%	5/1/2029	11,041	10,899
	Public Storage Operating Co.	4.375%	7/1/2030	11,653	11,834
	Realty Income Corp.	3.950%	8/15/2027	15,811	15,835
34

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.400%	1/15/2028	19,052	18,889
	Realty Income Corp.	3.650%	1/15/2028	150	149
	Realty Income Corp.	2.100%	3/15/2028	4,356	4,203
	Realty Income Corp.	2.200%	6/15/2028	1,082	1,043
	Realty Income Corp.	4.700%	12/15/2028	2,620	2,672
	Realty Income Corp.	3.950%	2/1/2029	830	832
	Realty Income Corp.	4.750%	2/15/2029	17,258	17,649
	Realty Income Corp.	3.250%	6/15/2029	21,062	20,630
	Realty Income Corp.	4.000%	7/15/2029	13,276	13,288
	Realty Income Corp.	3.100%	12/15/2029	14,084	13,661
	Realty Income Corp.	3.400%	1/15/2030	700	684
	Realty Income Corp.	4.850%	3/15/2030	15,581	16,064
	Realty Income Corp.	3.250%	1/15/2031	16,000	15,350
	Realty Income Corp.	3.200%	2/15/2031	7,500	7,171
	Regency Centers LP	4.125%	3/15/2028	3,052	3,068
	Regency Centers LP	2.950%	9/15/2029	8,145	7,874
	Regency Centers LP	3.700%	6/15/2030	3,426	3,382
	Rexford Industrial Realty LP	5.000%	6/15/2028	4,164	4,235
	Sabra Health Care LP	3.900%	10/15/2029	271	267
	Simon Property Group LP	3.375%	6/15/2027	9,198	9,153
	Simon Property Group LP	3.375%	12/1/2027	24,237	24,077
	Simon Property Group LP	1.750%	2/1/2028	21,584	20,783
	Simon Property Group LP	2.450%	9/13/2029	38,481	36,574
	Simon Property Group LP	2.650%	7/15/2030	16,167	15,277
	Simon Property Group LP	4.375%	10/1/2030	9,962	10,084
	Simon Property Group LP	4.300%	1/15/2031	21,375	21,500
	Simon Property Group LP	2.200%	2/1/2031	12,000	10,951
	Store Capital LLC	4.500%	3/15/2028	1,094	1,099
[2]	Store Capital LLC	5.400%	4/30/2030	9,679	9,944
	Sun Communities Operating LP	2.300%	11/1/2028	11,912	11,378
	Tanger Properties LP	3.875%	7/15/2027	2,243	2,237
[2]	UDR Inc.	4.400%	1/26/2029	7,714	7,795
[2]	UDR Inc.	3.200%	1/15/2030	12,718	12,335
	Ventas Realty LP	3.850%	4/1/2027	8,948	8,934
	Ventas Realty LP	4.000%	3/1/2028	17,949	17,946
	Ventas Realty LP	4.400%	1/15/2029	22,870	23,089
	Ventas Realty LP	3.000%	1/15/2030	13,364	12,796
	VICI Properties LP	4.750%	2/15/2028	420	424
	VICI Properties LP	4.950%	2/15/2030	19,042	19,361
	Welltower OP LLC	4.250%	4/15/2028	20,738	20,900
	Welltower OP LLC	2.050%	1/15/2029	1,050	998
	Welltower OP LLC	4.125%	3/15/2029	16,826	16,920
	Welltower OP LLC	3.100%	1/15/2030	19,607	18,956
	Welltower OP LLC	4.500%	7/1/2030	23,763	24,179
	Welltower OP LLC	2.750%	1/15/2031	15,000	14,103
	Weyerhaeuser Co.	4.000%	11/15/2029	19,746	19,654
	Weyerhaeuser Co.	4.000%	4/15/2030	8,664	8,597
	WP Carey Inc.	3.850%	7/15/2029	1,747	1,734
	WP Carey Inc.	4.650%	7/15/2030	9,729	9,865
	WP Carey Inc.	2.400%	2/1/2031	8,500	7,751
					2,196,341
Technology (8.0%)
	Accenture Capital Inc.	3.900%	10/4/2027	26,602	26,711
	Accenture Capital Inc.	4.050%	10/4/2029	36,860	37,074
	Adobe Inc.	4.850%	4/4/2027	7,457	7,542
	Adobe Inc.	4.750%	1/17/2028	12,413	12,657
	Adobe Inc.	4.800%	4/4/2029	19,639	20,159
	Adobe Inc.	4.950%	1/17/2030	16,544	17,104
	Adobe Inc.	2.300%	2/1/2030	8,180	7,669
	Advanced Micro Devices Inc.	4.319%	3/24/2028	11,891	12,031
	Amdocs Ltd.	2.538%	6/15/2030	800	730
	Analog Devices Inc.	3.450%	6/15/2027	270	269
	Analog Devices Inc.	4.250%	6/15/2028	9,569	9,674
	Analog Devices Inc.	4.500%	6/15/2030	18,717	19,131
	Apple Inc.	3.000%	6/20/2027	9,143	9,086
	Apple Inc.	2.900%	9/12/2027	47,096	46,638
	Apple Inc.	3.000%	11/13/2027	17,520	17,383
	Apple Inc.	1.200%	2/8/2028	40,460	38,693
	Apple Inc.	4.000%	5/10/2028	29,894	30,144
35

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.000%	5/12/2028	10,322	10,415
	Apple Inc.	1.400%	8/5/2028	50,195	47,712
	Apple Inc.	3.250%	8/8/2029	8,516	8,413
	Apple Inc.	2.200%	9/11/2029	43,256	41,211
	Apple Inc.	4.150%	5/10/2030	157	159
	Apple Inc.	1.650%	5/11/2030	25,636	23,539
	Apple Inc.	4.200%	5/12/2030	25,929	26,338
	Apple Inc.	1.250%	8/20/2030	1,089	977
	Applied Materials Inc.	3.300%	4/1/2027	4,022	4,006
	Applied Materials Inc.	4.800%	6/15/2029	14,182	14,607
	Applied Materials Inc.	1.750%	6/1/2030	11,931	10,882
	Applied Materials Inc.	4.000%	1/15/2031	9,250	9,252
	Arrow Electronics Inc.	3.875%	1/12/2028	1,521	1,513
	Arrow Electronics Inc.	5.150%	8/21/2029	9,684	9,928
	Atlassian Corp.	5.250%	5/15/2029	8,967	9,123
	Autodesk Inc.	3.500%	6/15/2027	8,396	8,346
	Autodesk Inc.	2.850%	1/15/2030	3,055	2,911
	Automatic Data Processing Inc.	1.700%	5/15/2028	23,257	22,279
	Automatic Data Processing Inc.	1.250%	9/1/2030	4,586	4,093
	Avnet Inc.	6.250%	3/15/2028	1,163	1,206
	Broadcom Corp.	3.500%	1/15/2028	86	86
	Broadcom Inc.	5.050%	7/12/2027	14,230	14,467
	Broadcom Inc.	1.950%	2/15/2028	11,783	11,386
	Broadcom Inc.	4.800%	4/15/2028	25,585	26,100
[3]	Broadcom Inc.	4.000%	4/15/2029	24,354	24,407
	Broadcom Inc.	4.750%	4/15/2029	34,892	35,691
	Broadcom Inc.	5.050%	7/12/2029	48,350	49,994
	Broadcom Inc.	4.350%	2/15/2030	3,384	3,426
	Broadcom Inc.	5.050%	4/15/2030	29,108	30,171
	Broadcom Inc.	4.600%	7/15/2030	29,671	30,314
	Broadcom Inc.	4.200%	10/15/2030	12,725	12,787
	Broadcom Inc.	4.150%	11/15/2030	30,453	30,558
	Broadcom Inc.	4.300%	1/15/2031	20,546	20,726
	Broadcom Inc.	2.450%	2/15/2031	43,225	39,951
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	32,564	30,833
	Cadence Design Systems Inc.	4.200%	9/10/2027	2,262	2,273
	Cadence Design Systems Inc.	4.300%	9/10/2029	18,603	18,804
	CDW LLC	4.250%	4/1/2028	4,670	4,652
	CDW LLC	3.250%	2/15/2029	17,206	16,618
	CDW LLC	5.100%	3/1/2030	1,615	1,642
	CGI Inc.	4.950%	3/14/2030	17,457	17,722
	Cintas Corp. No. 2	3.700%	4/1/2027	29,616	29,588
	Cintas Corp. No. 2	4.200%	5/1/2028	9,129	9,209
	Cisco Systems Inc.	4.550%	2/24/2028	8,879	9,026
	Cisco Systems Inc.	4.850%	2/26/2029	56,422	58,109
	Cisco Systems Inc.	4.750%	2/24/2030	27,394	28,249
	Cisco Systems Inc.	4.950%	2/26/2031	39,200	40,792
	Concentrix Corp.	6.600%	8/2/2028	943	946
	Concentrix Corp.	6.500%	3/1/2029	3,550	3,508
	Dell International LLC	6.100%	7/15/2027	47	48
	Dell International LLC	5.250%	2/1/2028	33,756	34,523
	Dell International LLC	4.750%	4/1/2028	26,593	27,009
	Dell International LLC	4.150%	2/15/2029	12,002	12,040
	Dell International LLC	5.300%	10/1/2029	45,270	46,933
	Dell International LLC	4.350%	2/1/2030	18,005	18,098
	Dell International LLC	5.000%	4/1/2030	22,814	23,458
	Dell International LLC	6.200%	7/15/2030	25,560	27,438
	DXC Technology Co.	2.375%	9/15/2028	19,358	18,256
	Equifax Inc.	5.100%	12/15/2027	362	369
	Equifax Inc.	5.100%	6/1/2028	25,091	25,614
	Equifax Inc.	4.800%	9/15/2029	14,885	15,155
	Fidelity National Information Services Inc.	1.650%	3/1/2028	19,435	18,542
	Fidelity National Information Services Inc.	3.750%	5/21/2029	70	69
	Fiserv Inc.	2.250%	6/1/2027	26,229	25,622
	Fiserv Inc.	5.450%	3/2/2028	26,391	26,999
	Fiserv Inc.	5.375%	8/21/2028	4,423	4,533
	Fiserv Inc.	4.200%	10/1/2028	21,105	21,108
	Fiserv Inc.	3.500%	7/1/2029	64,176	62,346
	Fiserv Inc.	4.750%	3/15/2030	10,473	10,557
	Fiserv Inc.	2.650%	6/1/2030	6,320	5,863
36

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fiserv Inc.	4.550%	2/15/2031	16,500	16,453
	Flex Ltd.	4.875%	6/15/2029	4,330	4,410
	Flex Ltd.	4.875%	5/12/2030	8,542	8,698
	Genpact Luxembourg Sarl	6.000%	6/4/2029	1,760	1,827
	Genpact UK Finco plc	4.950%	11/18/2030	5,535	5,469
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	9,764	9,780
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	19,405	19,519
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	16,171	16,599
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	12,824	12,853
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	46,959	47,527
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	13,154	13,171
	HP Inc.	3.000%	6/17/2027	32,002	31,600
	HP Inc.	4.750%	1/15/2028	24,473	24,772
	HP Inc.	4.000%	4/15/2029	20,109	19,979
	HP Inc.	5.400%	4/25/2030	8,130	8,428
	Hubbell Inc.	3.150%	8/15/2027	5,235	5,177
	Hubbell Inc.	3.500%	2/15/2028	8,360	8,307
	Intel Corp.	3.750%	3/25/2027	31,994	31,932
	Intel Corp.	3.150%	5/11/2027	33,726	33,394
	Intel Corp.	3.750%	8/5/2027	12,398	12,356
	Intel Corp.	4.875%	2/10/2028	6,442	6,543
	Intel Corp.	1.600%	8/12/2028	24,280	22,953
	Intel Corp.	4.000%	8/5/2029	24,664	24,597
	Intel Corp.	2.450%	11/15/2029	52,115	49,129
	Intel Corp.	5.125%	2/10/2030	6,317	6,514
	Intel Corp.	3.900%	3/25/2030	3,946	3,899
	Intel Corp.	5.000%	2/21/2031	8,200	8,439
	International Business Machines Corp.	1.700%	5/15/2027	38,314	37,355
	International Business Machines Corp.	4.150%	7/27/2027	6,687	6,725
	International Business Machines Corp.	6.220%	8/1/2027	1,564	1,616
	International Business Machines Corp.	6.500%	1/15/2028	1,592	1,668
	International Business Machines Corp.	4.500%	2/6/2028	35,071	35,511
	International Business Machines Corp.	4.650%	2/10/2028	910	924
	International Business Machines Corp.	4.000%	2/3/2029	8,705	8,736
	International Business Machines Corp.	3.500%	5/15/2029	61,454	60,554
[2]	International Business Machines Corp.	4.800%	2/10/2030	15,989	16,379
	International Business Machines Corp.	1.950%	5/15/2030	14,306	13,122
[2]	International Business Machines Corp.	4.300%	2/3/2031	14,100	14,181
	Intuit Inc.	1.350%	7/15/2027	185	179
	Intuit Inc.	5.125%	9/15/2028	17,753	18,268
	Intuit Inc.	1.650%	7/15/2030	11,625	10,494
	Jabil Inc.	3.950%	1/12/2028	7,938	7,923
	Jabil Inc.	4.200%	2/1/2029	8,221	8,233
	Jabil Inc.	5.450%	2/1/2029	6,707	6,947
	Jabil Inc.	3.000%	1/15/2031	9,900	9,283
	Juniper Networks Inc.	3.750%	8/15/2029	8,774	8,622
	Juniper Networks Inc.	2.000%	12/10/2030	5,170	4,644
	KLA Corp.	4.100%	3/15/2029	26,831	26,985
	Kyndryl Holdings Inc.	2.700%	10/15/2028	7,586	6,984
	Lam Research Corp.	4.000%	3/15/2029	25,525	25,638
	Lam Research Corp.	1.900%	6/15/2030	350	321
[1]	Leidos Inc.	4.100%	3/15/2029	9,850	9,872
	Leidos Inc.	4.375%	5/15/2030	6,944	6,967
	Leidos Inc.	2.300%	2/15/2031	16,500	14,982
	Marvell Technology Inc.	2.450%	4/15/2028	17,665	17,101
	Marvell Technology Inc.	5.750%	2/15/2029	11,477	11,986
	Marvell Technology Inc.	4.750%	7/15/2030	5,732	5,844
	Microchip Technology Inc.	4.900%	3/15/2028	19,800	20,127
	Microchip Technology Inc.	5.050%	3/15/2029	33,040	33,921
	Microchip Technology Inc.	5.050%	2/15/2030	7,428	7,627
	Micron Technology Inc.	5.300%	1/15/2031	16,500	17,332
	Microsoft Corp.	1.350%	9/15/2030	4,850	4,381
	Moody's Corp.	3.250%	1/15/2028	5,543	5,480
	Moody's Corp.	4.250%	2/1/2029	9,641	9,740
	Motorola Solutions Inc.	4.600%	2/23/2028	9,848	9,957
	Motorola Solutions Inc.	5.000%	4/15/2029	14,383	14,785
	Motorola Solutions Inc.	4.600%	5/23/2029	500	508
	Motorola Solutions Inc.	4.850%	8/15/2030	5,000	5,134
	Motorola Solutions Inc.	2.300%	11/15/2030	7,500	6,896
	NetApp Inc.	2.375%	6/22/2027	5,042	4,938
37

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NetApp Inc.	2.700%	6/22/2030	6,914	6,484
	Nokia OYJ	4.375%	6/12/2027	2,761	2,759
	NVIDIA Corp.	1.550%	6/15/2028	35,039	33,451
	NVIDIA Corp.	2.850%	4/1/2030	10,681	10,274
	NXP BV	3.150%	5/1/2027	14,742	14,609
	NXP BV	4.400%	6/1/2027	500	503
	NXP BV	5.550%	12/1/2028	375	388
	NXP BV	4.300%	6/18/2029	14,159	14,243
	NXP BV	3.400%	5/1/2030	11,642	11,280
	Oracle Corp.	2.800%	4/1/2027	38,384	37,802
	Oracle Corp.	3.250%	11/15/2027	43,879	43,102
	Oracle Corp.	2.300%	3/25/2028	50,335	48,253
	Oracle Corp.	4.800%	8/3/2028	25,703	25,985
	Oracle Corp.	4.550%	2/4/2029	49,442	49,516
[2]	Oracle Corp.	4.200%	9/27/2029	37,991	37,500
	Oracle Corp.	6.150%	11/9/2029	870	912
	Oracle Corp.	2.950%	4/1/2030	49,909	46,429
	Oracle Corp.	3.250%	5/15/2030	115	108
	Oracle Corp.	4.450%	9/26/2030	62,168	60,934
	Oracle Corp.	4.950%	2/4/2031	63,354	63,221
	Oracle Corp.	2.875%	3/25/2031	9,955	9,049
	Paychex Inc.	5.100%	4/15/2030	42,634	43,541
	Qorvo Inc.	4.375%	10/15/2029	7,383	7,269
	QUALCOMM Inc.	3.250%	5/20/2027	24,589	24,468
	QUALCOMM Inc.	1.300%	5/20/2028	2,540	2,411
	QUALCOMM Inc.	2.150%	5/20/2030	36,597	34,092
	Quanta Services Inc.	4.750%	8/9/2027	17,822	18,014
	Quanta Services Inc.	4.300%	8/9/2028	7,508	7,567
	Quanta Services Inc.	2.900%	10/1/2030	13,274	12,548
	Quanta Services Inc.	4.500%	1/15/2031	12,500	12,646
	RELX Capital Inc.	4.000%	3/18/2029	17,500	17,484
	RELX Capital Inc.	4.750%	3/27/2030	5,413	5,523
	Roper Technologies Inc.	4.200%	9/15/2028	25,067	25,119
	Roper Technologies Inc.	4.250%	9/15/2028	45	45
	Roper Technologies Inc.	2.950%	9/15/2029	4,316	4,135
	Roper Technologies Inc.	4.500%	10/15/2029	4,385	4,442
	Roper Technologies Inc.	2.000%	6/30/2030	17,200	15,612
	Roper Technologies Inc.	4.450%	9/15/2030	11,500	11,558
	Roper Technologies Inc.	1.750%	2/15/2031	16,500	14,498
	S&P Global Inc.	2.450%	3/1/2027	28,112	27,724
	S&P Global Inc.	4.750%	8/1/2028	15,580	15,910
	S&P Global Inc.	2.700%	3/1/2029	19,969	19,304
	S&P Global Inc.	4.250%	5/1/2029	27,404	27,641
[3]	S&P Global Inc.	4.250%	1/15/2031	11,967	12,008
	Salesforce Inc.	3.700%	4/11/2028	36,581	36,485
	Salesforce Inc.	1.500%	7/15/2028	31,763	30,085
	ServiceNow Inc.	1.400%	9/1/2030	29,389	26,030
	Synopsys Inc.	4.550%	4/1/2027	17,495	17,628
	Synopsys Inc.	4.650%	4/1/2028	16,650	16,862
	Synopsys Inc.	4.850%	4/1/2030	33,906	34,725
	TD SYNNEX Corp.	4.300%	1/17/2029	10,425	10,428
	Texas Instruments Inc.	4.600%	2/15/2028	17,423	17,718
	Texas Instruments Inc.	4.600%	2/8/2029	18,867	19,331
	Texas Instruments Inc.	2.250%	9/4/2029	16,476	15,670
	Texas Instruments Inc.	1.750%	5/4/2030	350	321
	Texas Instruments Inc.	4.500%	5/23/2030	24,035	24,536
	TSMC Arizona Corp.	3.875%	4/22/2027	12,877	12,880
	TSMC Arizona Corp.	4.125%	4/22/2029	15,098	15,199
	Verisk Analytics Inc.	4.125%	3/15/2029	16,542	16,590
	Verisk Analytics Inc.	4.450%	3/15/2031	3,693	3,707
	VMware LLC	1.800%	8/15/2028	21,732	20,663
	VMware LLC	4.700%	5/15/2030	10,093	10,308
	Workday Inc.	3.500%	4/1/2027	13,715	13,644
	Workday Inc.	3.700%	4/1/2029	14,431	14,192
	Xilinx Inc.	2.375%	6/1/2030	17,450	16,369
					3,843,147
Utilities (6.9%)
	AEP Texas Inc.	3.950%	6/1/2028	250	250
	AEP Texas Inc.	5.450%	5/15/2029	11,979	12,475
38

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AEP Texas Inc.	2.100%	7/1/2030	11,643	10,741
	AES Corp.	5.450%	6/1/2028	32,180	32,911
	AES Corp.	2.450%	1/15/2031	4,012	3,718
[2]	Alabama Power Co.	1.450%	9/15/2030	14,650	13,121
[2]	Alabama Power Co.	4.300%	3/15/2031	5,000	5,049
	Ameren Corp.	1.950%	3/15/2027	4,948	4,849
	Ameren Corp.	5.000%	1/15/2029	25,663	26,386
	Ameren Corp.	3.500%	1/15/2031	11,720	11,357
	Ameren Illinois Co.	3.800%	5/15/2028	328	328
	American Electric Power Co. Inc.	5.750%	11/1/2027	12,985	13,354
	American Electric Power Co. Inc.	3.200%	11/13/2027	243	240
[2]	American Electric Power Co. Inc.	4.300%	12/1/2028	14,833	14,966
	American Electric Power Co. Inc.	5.200%	1/15/2029	30,266	31,292
[2]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,260	9,773
	American Water Capital Corp.	2.950%	9/1/2027	17,378	17,175
	American Water Capital Corp.	3.750%	9/1/2028	11,228	11,215
	American Water Capital Corp.	3.450%	6/1/2029	5,640	5,566
	American Water Capital Corp.	2.800%	5/1/2030	2,142	2,048
[2]	Appalachian Power Co.	3.300%	6/1/2027	16,205	16,056
	Arizona Public Service Co.	2.600%	8/15/2029	13,202	12,577
	Atlantic City Electric Co.	4.000%	10/15/2028	400	401
	Atmos Energy Corp.	3.000%	6/15/2027	16,996	16,859
	Atmos Energy Corp.	2.625%	9/15/2029	10,651	10,227
	Atmos Energy Corp.	1.500%	1/15/2031	10,017	8,914
	Avangrid Inc.	3.800%	6/1/2029	4,082	4,050
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	14,336	14,185
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	19,016	18,828
	Black Hills Corp.	3.050%	10/15/2029	6,885	6,635
	Black Hills Corp.	4.550%	1/31/2031	8,250	8,331
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	15,807	16,329
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	23,118	23,831
	CenterPoint Energy Inc.	5.400%	6/1/2029	15,601	16,226
	CenterPoint Energy Inc.	2.950%	3/1/2030	5,211	4,994
[2]	CenterPoint Energy Inc.	7.000%	2/15/2055	8,214	8,638
	CenterPoint Energy Inc.	6.700%	5/15/2055	12,519	12,918
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	23,819	24,448
[2]	CMS Energy Corp.	4.750%	6/1/2050	8,058	7,973
[2]	Commonwealth Edison Co.	2.950%	8/15/2027	515	510
	Commonwealth Edison Co.	3.700%	8/15/2028	8,117	8,106
	Connecticut Light & Power Co.	4.950%	1/15/2030	10,064	10,397
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	5,858	5,803
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	15,911	16,015
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	9,116	8,896
	Constellation Energy Generation LLC	3.900%	1/8/2028	5,000	5,001
	Constellation Energy Generation LLC	5.600%	3/1/2028	13,162	13,573
	Constellation Energy Generation LLC	4.400%	1/15/2031	18,736	18,857
	Consumers Energy Co.	4.650%	3/1/2028	23,517	23,902
	Consumers Energy Co.	4.900%	2/15/2029	11,128	11,457
	Consumers Energy Co.	4.600%	5/30/2029	8,043	8,225
	Consumers Energy Co.	4.700%	1/15/2030	24,924	25,584
	Dayton Power & Light Co.	4.550%	8/15/2030	9,090	9,165
	Dominion Energy Inc.	4.600%	5/15/2028	32,546	33,005
	Dominion Energy Inc.	4.250%	6/1/2028	7,890	7,937
[2]	Dominion Energy Inc.	3.375%	4/1/2030	26,687	25,969
	Dominion Energy Inc.	5.000%	6/15/2030	28,973	29,855
[2]	Dominion Energy Inc.	6.875%	2/1/2055	15,129	15,872
[2]	Dominion Energy Inc.	6.000%	2/15/2056	19,860	20,165
	DTE Electric Co.	4.250%	5/14/2027	2,960	2,980
	DTE Electric Co.	2.250%	3/1/2030	6,166	5,785
	DTE Energy Co.	4.950%	7/1/2027	4,986	5,045
	DTE Energy Co.	4.875%	6/1/2028	26,755	27,272
	DTE Energy Co.	5.100%	3/1/2029	33,616	34,587
[2]	DTE Energy Co.	3.400%	6/15/2029	4,375	4,288
	DTE Energy Co.	5.200%	4/1/2030	34,900	36,213
	Duke Energy Carolinas LLC	3.950%	11/15/2028	2,950	2,961
	Duke Energy Carolinas LLC	2.450%	8/15/2029	20,853	19,880
	Duke Energy Carolinas LLC	2.450%	2/1/2030	1,800	1,701
	Duke Energy Carolinas LLC	4.850%	3/15/2030	20,284	20,975
	Duke Energy Corp.	3.150%	8/15/2027	255	252
	Duke Energy Corp.	5.000%	12/8/2027	25,649	26,143
39

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	4.300%	3/15/2028	26,237	26,440
	Duke Energy Corp.	4.850%	1/5/2029	19,418	19,899
	Duke Energy Corp.	3.400%	6/15/2029	7,252	7,129
	Duke Energy Corp.	2.450%	6/1/2030	12,240	11,467
	Duke Energy Florida LLC	3.800%	7/15/2028	1,775	1,777
	Duke Energy Florida LLC	2.500%	12/1/2029	8,372	7,972
	Duke Energy Florida LLC	1.750%	6/15/2030	15,022	13,682
	Duke Energy Florida LLC	4.200%	12/1/2030	6,391	6,432
	Duke Energy Ohio Inc.	2.125%	6/1/2030	21,443	19,853
	Duke Energy Progress LLC	4.350%	3/6/2027	18,677	18,797
	Duke Energy Progress LLC	3.450%	3/15/2029	4,886	4,831
	Edison International	4.125%	3/15/2028	1,051	1,046
	Edison International	5.250%	11/15/2028	20,477	20,863
	Edison International	5.450%	6/15/2029	10,299	10,575
	Edison International	6.950%	11/15/2029	13,417	14,434
	Edison International	4.800%	3/15/2031	14,600	14,592
	Enel Chile SA	4.875%	6/12/2028	14,720	14,948
	Entergy Arkansas LLC	4.000%	6/1/2028	15,306	15,369
	Entergy Corp.	1.900%	6/15/2028	6,237	5,959
	Entergy Corp.	2.800%	6/15/2030	16,100	15,218
	Entergy Corp.	7.125%	12/1/2054	27,136	28,403
	Entergy Louisiana LLC	3.120%	9/1/2027	28	28
	Entergy Mississippi LLC	2.850%	6/1/2028	440	431
	Entergy Texas Inc.	4.000%	3/30/2029	997	1,000
	Essential Utilities Inc.	4.800%	8/15/2027	17,530	17,725
	Essential Utilities Inc.	3.566%	5/1/2029	9,285	9,149
	Evergy Inc.	2.900%	9/15/2029	18,981	18,241
	Evergy Inc.	6.650%	6/1/2055	8,791	9,064
	Evergy Kansas Central Inc.	3.100%	4/1/2027	3,537	3,510
[2]	Evergy Metro Inc.	2.250%	6/1/2030	3,609	3,364
	Eversource Energy	2.900%	3/1/2027	16,384	16,213
	Eversource Energy	4.600%	7/1/2027	6,312	6,357
[2]	Eversource Energy	3.300%	1/15/2028	7,685	7,586
	Eversource Energy	5.450%	3/1/2028	37,622	38,612
	Eversource Energy	5.950%	2/1/2029	24,283	25,475
[2]	Eversource Energy	4.250%	4/1/2029	10,501	10,540
	Eversource Energy	2.550%	3/15/2031	5,615	5,152
	Eversource Energy	5.850%	4/15/2031	4,350	4,626
	Exelon Corp.	2.750%	3/15/2027	26,591	26,278
	Exelon Corp.	5.150%	3/15/2028	32,025	32,765
	Exelon Corp.	5.150%	3/15/2029	3,372	3,483
	Exelon Corp.	4.050%	4/15/2030	36,182	36,079
[2]	FirstEnergy Corp.	3.900%	7/15/2027	30,030	30,094
	FirstEnergy Corp.	2.650%	3/1/2030	16,383	15,476
	FirstEnergy Transmission LLC	4.550%	1/15/2030	1,078	1,094
[2]	Florida Power & Light Co.	3.300%	5/30/2027	4	4
	Florida Power & Light Co.	5.050%	4/1/2028	8,927	9,151
	Florida Power & Light Co.	4.400%	5/15/2028	30,224	30,614
	Florida Power & Light Co.	5.150%	6/15/2029	2,520	2,622
	Florida Power & Light Co.	4.625%	5/15/2030	5,844	5,992
	Georgia Power Co.	3.250%	3/30/2027	9,396	9,347
	Georgia Power Co.	4.650%	5/16/2028	28,451	28,918
	Georgia Power Co.	4.000%	10/1/2028	5,100	5,127
[2]	Georgia Power Co.	2.650%	9/15/2029	9,510	9,115
	Georgia Power Co.	4.550%	3/15/2030	23,090	23,547
	Georgia Power Co.	4.850%	3/15/2031	5,000	5,164
	Interstate Power & Light Co.	4.100%	9/26/2028	2,653	2,663
	Interstate Power & Light Co.	3.600%	4/1/2029	12,000	11,889
	Interstate Power & Light Co.	2.300%	6/1/2030	250	233
	IPALCO Enterprises Inc.	4.250%	5/1/2030	114	113
	ITC Holdings Corp.	3.350%	11/15/2027	10,357	10,251
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	7,401	7,418
	MidAmerican Energy Co.	3.100%	5/1/2027	8,778	8,728
	MidAmerican Energy Co.	3.650%	4/15/2029	20,496	20,397
	Mississippi Power Co.	3.950%	3/30/2028	2	2
	National Fuel Gas Co.	3.950%	9/15/2027	8,300	8,283
	National Fuel Gas Co.	4.750%	9/1/2028	8,440	8,562
	National Fuel Gas Co.	5.500%	3/15/2030	13,117	13,656
	National Grid plc	5.602%	6/12/2028	20,954	21,672
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	8,160	8,095
40

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	12,061	12,226
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	19,869	19,956
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	8,363	8,390
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	23,476	23,313
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	505	514
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	16,501	16,813
[2]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	11,275	11,353
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	6,844	7,026
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	8,087	8,301
[2]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	7,707	7,744
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	4,293	4,269
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	407	422
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	6,229	6,448
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	1,145	1,076
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	14,772	14,896
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	3,572	3,747
[2]	Nevada Power Co.	3.700%	5/1/2029	1,080	1,072
	Nevada Power Co.	6.250%	5/15/2055	3,000	3,039
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	42,037	41,880
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	41,883	42,275
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	23,694	23,964
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	23,052	23,473
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	28,416	28,925
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	6,394	6,120
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	550	565
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	8,764	8,642
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	21,447	20,558
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	550	569
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	5,499	5,700
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	36,516	33,863
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	14,300	14,453
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	19,865	20,602
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	24,434	25,403
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	7,745	7,679
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5,173	5,237
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/2082	18,675	18,417
	NiSource Inc.	3.490%	5/15/2027	32,695	32,526
	NiSource Inc.	5.250%	3/30/2028	31,086	31,861
	NiSource Inc.	5.200%	7/1/2029	8,141	8,425
	NiSource Inc.	2.950%	9/1/2029	9,397	9,075
	NiSource Inc.	3.600%	5/1/2030	24,631	24,166
	NiSource Inc.	6.950%	11/30/2054	12,145	12,692
	NSTAR Electric Co.	3.200%	5/15/2027	15,119	15,024
	NSTAR Electric Co.	3.250%	5/15/2029	824	807
	NSTAR Electric Co.	4.850%	3/1/2030	5,006	5,153
	OGE Energy Corp.	5.450%	5/15/2029	8,016	8,351
[2]	Ohio Power Co.	1.625%	1/15/2031	7,940	7,036
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	2,600	2,621
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	6,604	6,663
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	25	25
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	294	309
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	20,620	21,088
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	11,558	11,029
	ONE Gas Inc.	5.100%	4/1/2029	10,716	11,074
	Pacific Gas & Electric Co.	3.300%	3/15/2027	11,563	11,475
	Pacific Gas & Electric Co.	5.450%	6/15/2027	350	356
	Pacific Gas & Electric Co.	2.100%	8/1/2027	25,167	24,521
	Pacific Gas & Electric Co.	3.300%	12/1/2027	37,566	37,101
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,302	1,326
	Pacific Gas & Electric Co.	3.000%	6/15/2028	24,025	23,468
	Pacific Gas & Electric Co.	3.750%	7/1/2028	3,138	3,117
	Pacific Gas & Electric Co.	6.100%	1/15/2029	13,946	14,654
	Pacific Gas & Electric Co.	5.550%	5/15/2029	24,330	25,298
	Pacific Gas & Electric Co.	4.550%	7/1/2030	38,385	38,561
	Pacific Gas & Electric Co.	2.500%	2/1/2031	36,000	32,916
	PacifiCorp	3.500%	6/15/2029	250	245
	PacifiCorp	2.700%	9/15/2030	100	93
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	8,401	8,288
	Pinnacle West Capital Corp.	5.150%	5/15/2030	3,589	3,717
[2]	Public Service Electric & Gas Co.	3.000%	5/15/2027	283	281
41

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Public Service Electric & Gas Co.	3.700%	5/1/2028	409	408
[2]	Public Service Electric & Gas Co.	3.650%	9/1/2028	804	802
[2]	Public Service Electric & Gas Co.	3.200%	5/15/2029	11,274	11,056
[2]	Public Service Electric & Gas Co.	2.450%	1/15/2030	8,467	8,013
[2]	Public Service Electric & Gas Co.	4.200%	1/1/2031	14,494	14,592
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	955	985
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	14,391	15,034
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	20,221	20,896
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	20,913	21,517
	Puget Energy Inc.	4.100%	6/15/2030	7,729	7,631
	San Diego Gas & Electric Co.	4.950%	8/15/2028	10,919	11,205
[2]	San Diego Gas & Electric Co.	1.700%	10/1/2030	6,353	5,723
	Sempra	3.250%	6/15/2027	2,200	2,180
	Sempra	3.400%	2/1/2028	11,045	10,928
	Sempra	3.700%	4/1/2029	472	467
	Sempra	4.125%	4/1/2052	15,906	15,707
	Sempra	6.875%	10/1/2054	20,140	20,756
	Sempra	6.625%	4/1/2055	7,715	7,842
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,000	4,973
[2]	Southern California Edison Co.	4.700%	6/1/2027	22,522	22,690
	Southern California Edison Co.	5.850%	11/1/2027	1,230	1,264
	Southern California Edison Co.	5.300%	3/1/2028	16,640	17,026
	Southern California Edison Co.	5.650%	10/1/2028	20,193	20,947
[2]	Southern California Edison Co.	4.200%	3/1/2029	26,373	26,391
	Southern California Edison Co.	5.150%	6/1/2029	18,322	18,846
	Southern California Edison Co.	2.850%	8/1/2029	314	301
	Southern California Edison Co.	5.250%	3/15/2030	7,340	7,592
	Southern California Edison Co.	2.250%	6/1/2030	4,415	4,060
	Southern California Gas Co.	2.950%	4/15/2027	1,872	1,854
[2]	Southern California Gas Co.	2.550%	2/1/2030	4,120	3,909
	Southern Co.	5.113%	8/1/2027	5,639	5,730
	Southern Co.	4.850%	6/15/2028	20,561	20,975
	Southern Co.	5.500%	3/15/2029	23,365	24,337
[2]	Southern Co.	3.700%	4/30/2030	27,844	27,415
[2]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	6,213	6,230
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	8,405	7,518
[2]	Southern Power Co.	4.250%	10/1/2030	5,310	5,334
	Southwest Gas Corp.	5.800%	12/1/2027	1,493	1,537
	Southwest Gas Corp.	5.450%	3/23/2028	8,535	8,769
[2]	Southwestern Electric Power Co.	4.100%	9/15/2028	11,461	11,479
	System Energy Resources Inc.	6.000%	4/15/2028	300	311
	Tampa Electric Co.	4.900%	3/1/2029	5,032	5,166
	Union Electric Co.	2.950%	6/15/2027	11,664	11,556
	Union Electric Co.	3.500%	3/15/2029	7,867	7,782
	Union Electric Co.	2.950%	3/15/2030	2,025	1,946
	United Utilities plc	6.875%	8/15/2028	3,739	3,978
[2]	Virginia Electric & Power Co.	3.500%	3/15/2027	16,839	16,779
[2]	Virginia Electric & Power Co.	3.750%	5/15/2027	3,890	3,887
[2]	Virginia Electric & Power Co.	3.800%	4/1/2028	2,449	2,446
	WEC Energy Group Inc.	5.150%	10/1/2027	11,850	12,055
	WEC Energy Group Inc.	1.375%	10/15/2027	65	62
	WEC Energy Group Inc.	4.750%	1/15/2028	15,157	15,394
	Wisconsin Electric Power Co.	3.950%	3/1/2029	5,550	5,563
	Wisconsin Electric Power Co.	5.000%	5/15/2029	4,157	4,289
	Wisconsin Electric Power Co.	4.150%	10/15/2030	21,055	21,168
	Wisconsin Power & Light Co.	3.050%	10/15/2027	337	333
	Wisconsin Power & Light Co.	3.000%	7/1/2029	290	282
	Wisconsin Public Service Corp.	4.550%	12/1/2029	4,675	4,773
	Wisconsin Public Service Corp.	4.250%	1/15/2031	12,410	12,518
	Xcel Energy Inc.	1.750%	3/15/2027	16,562	16,199
	Xcel Energy Inc.	4.750%	3/21/2028	19,097	19,391
	Xcel Energy Inc.	4.000%	6/15/2028	187	187
	Xcel Energy Inc.	2.600%	12/1/2029	25,070	23,780
	Xcel Energy Inc.	3.400%	6/1/2030	12,642	12,273
					3,338,510
Total Corporate Bonds (Cost $46,946,806)					47,530,533
42

Short-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5]	Vanguard Market Liquidity Fund (Cost $413,842)	3.693%	4,138,827	413,841
Total Investments (99.5%) (Cost $47,492,547)				48,076,250
Other Assets and Liabilities—Net (0.5%)				221,263
Net Assets (100%)				48,297,513
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $337,314, representing 0.7% of net assets.
4	Securities with a value of $12,789 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $47,078,705)	47,662,409
Affiliated Issuers (Cost $413,842)	413,841
Total Investments in Securities	48,076,250
Investment in Vanguard	1,106
Cash	2,238
Receivables for Investment Securities Sold	475,751
Receivables for Accrued Income	530,772
Receivables for Capital Shares Issued	5,479
Total Assets	49,091,596
Liabilities
Payables for Investment Securities Purchased	789,285
Payables for Capital Shares Redeemed	2,098
Payables to Vanguard	562
Variation Margin Payable—Futures Contracts	2,138
Total Liabilities	794,083
Net Assets	48,297,513
At February 28, 2026, net assets consisted of:

Paid-in Capital	48,758,061
Total Distributable Earnings (Loss)	(460,548)
Net Assets	48,297,513

ETF Shares—Net Assets
Applicable to 513,588,234 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,188,649
Net Asset Value Per Share—ETF Shares	$80.20

Admiral™ Shares—Net Assets
Applicable to 204,311,619 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,462,380
Net Asset Value Per Share—Admiral Shares	$21.84

Institutional Shares—Net Assets
Applicable to 98,978,538 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,646,484
Net Asset Value Per Share—Institutional Shares	$26.74
See accompanying Notes, which are an integral part of the Financial Statements.
44

Short-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	1,037,898
Total Income	1,037,898
Expenses
The Vanguard Group—Note C
Investment Advisory Services	782
Management and Administrative—ETF Shares	3,993
Management and Administrative—Admiral Shares	1,102
Management and Administrative—Institutional Shares	393
Marketing and Distribution—ETF Shares	961
Marketing and Distribution—Admiral Shares	110
Marketing and Distribution—Institutional Shares	39
Custodian Fees	3
Shareholders’ Reports—ETF Shares	326
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	13
Other Expenses	9
Total Expenses	7,754
Net Investment Income	1,030,144
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	185,222
Futures Contracts	(8,453)
Realized Net Gain (Loss)	176,769
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	35,731
Futures Contracts	19
Change in Unrealized Appreciation (Depreciation)	35,750
Net Increase (Decrease) in Net Assets Resulting from Operations	1,242,663
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,498, ($30), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $187,685 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,030,144	1,796,676
Realized Net Gain (Loss)	176,769	(53,123)
Change in Unrealized Appreciation (Depreciation)	35,750	574,206
Net Increase (Decrease) in Net Assets Resulting from Operations	1,242,663	2,317,759
Distributions
ETF Shares	(884,700)	(1,489,912)
Admiral Shares	(80,197)	(176,999)
Institutional Shares	(45,847)	(104,826)
Total Distributions	(1,010,744)	(1,771,737)
Capital Share Transactions
ETF Shares	1,652,948	3,297,682
Admiral Shares	139,049	121,110
Institutional Shares	244,622	(87,638)
Net Increase (Decrease) from Capital Share Transactions	2,036,619	3,331,154
Total Increase (Decrease)	2,268,538	3,877,176
Net Assets
Beginning of Period	46,028,975	42,151,799
End of Period	48,297,513	46,028,975
See accompanying Notes, which are an integral part of the Financial Statements.
46

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$79.86	$78.83	$75.75	$76.14	$82.67	$82.95
Investment Operations
Net Investment Income[1]	1.749	3.382	2.876	2.094	1.319	1.433
Net Realized and Unrealized Gain (Loss) on Investments	.358	.994	3.043	(.441)	(6.388)	(.250)
Total from Investment Operations	2.107	4.376	5.919	1.653	(5.069)	1.183
Distributions
Dividends from Net Investment Income	(1.767)	(3.346)	(2.839)	(2.043)	(1.279)	(1.463)
Distributions from Realized Capital Gains	—	—	—	—	(.182)	—
Total Distributions	(1.767)	(3.346)	(2.839)	(2.043)	(1.461)	(1.463)
Net Asset Value, End of Period	$80.20	$79.86	$78.83	$75.75	$76.14	$82.67
Total Return	2.67%	5.70%	7.99%	2.23%	-6.19%	1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,189	$39,358	$35,599	$36,793	$43,723	$41,569
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.42%	4.30%	3.75%	2.78%	1.67%	1.73%
Portfolio Turnover Rate[3]	32%	73%	69%	63%	50%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.67	$21.40	$20.57	$20.70	$22.49	$22.55
Investment Operations
Net Investment Income[1]	.473	.915	.778	.566	.351	.385
Net Realized and Unrealized Gain (Loss) on Investments	.096	.267	.834	(.126)	(1.741)	(.063)
Total from Investment Operations	.569	1.182	1.612	.440	(1.390)	.322
Distributions
Dividends from Net Investment Income	(.399)	(.912)	(.782)	(.570)	(.350)	(.382)
Distributions from Realized Capital Gains	—	—	—	—	(.050)	—
Total Distributions	(.399)	(.912)	(.782)	(.570)	(.400)	(.382)
Net Asset Value, End of Period	$21.84	$21.67	$21.40	$20.57	$20.70	$22.49
Total Return[2]	2.65%	5.66%	7.99%	2.17%	-6.24%	1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,462	$4,289	$4,115	$4,060	$4,647	$5,435
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.39%	4.27%	3.72%	2.75%	1.63%	1.71%
Portfolio Turnover Rate[4]	32%	73%	69%	63%	50%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.53	$26.19	$25.19	$25.34	$27.53	$27.61
Investment Operations
Net Investment Income[1]	.582	1.125	.959	.702	.436	.473
Net Realized and Unrealized Gain (Loss) on Investments	.119	.337	1.003	(.149)	(2.131)	(.080)
Total from Investment Operations	.701	1.462	1.962	.553	(1.695)	.393
Distributions
Dividends from Net Investment Income	(.491)	(1.122)	(.962)	(.703)	(.434)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	(.061)	—
Total Distributions	(.491)	(1.122)	(.962)	(.703)	(.495)	(.473)
Net Asset Value, End of Period	$26.74	$26.53	$26.19	$25.19	$25.34	$27.53
Total Return	2.67%	5.72%	7.95%	2.22%	-6.21%	1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,646	$2,382	$2,438	$2,444	$2,239	$2,258
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.41%	4.29%	3.75%	2.79%	1.65%	1.72%
Portfolio Turnover Rate[3]	32%	73%	69%	63%	50%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2026.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
50

Short-Term Corporate Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $1,106,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	131,876	—	131,876
Corporate Bonds	—	47,530,533	—	47,530,533
Temporary Cash Investments	413,841	—	—	413,841
Total	413,841	47,662,409	—	48,076,250
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	47,496,761
Gross Unrealized Appreciation	597,300
Gross Unrealized Depreciation	(17,811)
Net Unrealized Appreciation (Depreciation)	579,489
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,378,637,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $7,881,973,000 of investment securities and sold $7,072,603,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,396,317,000 and $7,772,820,000, respectively. In addition, the fund purchased and sold investment securities of $12,320,963,000 and $10,748,804,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
51

Short-Term Corporate Bond Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	12,753,208	159,735	17,729,310	224,664
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,100,260)	(139,000)	(14,431,628)	(183,400)
Net Increase (Decrease)—ETF Shares	1,652,948	20,735	3,297,682	41,264
Admiral Shares
Issued	634,373	29,182	1,052,160	49,097
Issued in Lieu of Cash Distributions	68,632	3,164	150,009	6,999
Redeemed	(563,956)	(25,942)	(1,081,059)	(50,477)
Net Increase (Decrease)—Admiral Shares	139,049	6,404	121,110	5,619
Institutional Shares
Issued	390,977	14,692	300,821	11,506
Issued in Lieu of Cash Distributions	45,338	1,708	102,245	3,898
Redeemed	(191,693)	(7,218)	(490,704)	(18,687)
Net Increase (Decrease)—Institutional Shares	244,622	9,182	(87,638)	(3,283)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16452 042026
52

Financial Statements
For the six-months ended February 28, 2026
Vanguard Intermediate-Term Corporate Bond Index Fund

Contents
Financial Statements	1

Intermediate-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond (Cost $690)	4.125%	2/15/2036	682	691
Corporate Bonds (98.5%)
Communications (6.8%)
Alphabet Inc.	4.375%	11/15/2032	40,810	41,359
Alphabet Inc.	4.400%	2/15/2033	55,061	55,535
Alphabet Inc.	4.500%	5/15/2035	34,662	34,879
Alphabet Inc.	4.700%	11/15/2035	112,658	114,045
Alphabet Inc.	4.800%	2/15/2036	118,507	120,435
America Movil SAB de CV	4.700%	7/21/2032	23,514	23,869
America Movil SAB de CV	5.000%	1/20/2033	16,881	17,426
America Movil SAB de CV	6.375%	3/1/2035	29,240	32,774
AppLovin Corp.	5.375%	12/1/2031	55,484	57,146
AppLovin Corp.	5.500%	12/1/2034	36,343	37,038
AT&T Inc.	2.750%	6/1/2031	91,736	85,449
AT&T Inc.	2.250%	2/1/2032	94,334	84,262
AT&T Inc.	4.550%	11/1/2032	43,091	43,354
AT&T Inc.	4.750%	4/30/2033	38,841	39,379
AT&T Inc.	2.550%	12/1/2033	115,925	100,432
AT&T Inc.	5.400%	2/15/2034	99,620	104,362
AT&T Inc.	4.500%	5/15/2035	60,153	58,651
AT&T Inc.	5.375%	8/15/2035	31,443	32,632
AT&T Inc.	4.900%	11/1/2035	25,971	26,028
AT&T Inc.	5.125%	4/30/2036	24,979	25,329
Baidu Inc.	2.375%	8/23/2031	19,962	18,400
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	46,599	47,896
Charter Communications Operating LLC	2.800%	4/1/2031	18,466	16,788
Charter Communications Operating LLC	2.300%	2/1/2032	48,298	42,145
Charter Communications Operating LLC	4.400%	4/1/2033	41,774	39,760
Charter Communications Operating LLC	6.650%	2/1/2034	42,116	44,753
Charter Communications Operating LLC	6.550%	6/1/2034	49,547	52,670
Charter Communications Operating LLC	6.384%	10/23/2035	68,530	71,552
Charter Communications Operating LLC	5.850%	12/1/2035	26,925	27,092
Comcast Corp.	4.950%	5/15/2032	22,120	22,869
Comcast Corp.	5.500%	11/15/2032	51,591	55,056
Comcast Corp.	4.250%	1/15/2033	74,114	73,359
Comcast Corp.	4.650%	2/15/2033	39,644	40,265
Comcast Corp.	7.050%	3/15/2033	22,891	26,421
Comcast Corp.	4.800%	5/15/2033	42,198	43,047
Comcast Corp.	5.300%	6/1/2034	62,765	65,532
Comcast Corp.	4.200%	8/15/2034	15,392	14,921
Comcast Corp.	5.300%	5/15/2035	29,244	30,588
Comcast Corp.	5.650%	6/15/2035	29,703	31,636
Comcast Corp.	4.400%	8/15/2035	1,624	1,575
Comcast Corp.	6.500%	11/15/2035	11,659	13,146
Deutsche Telekom International Finance BV	9.250%	6/1/2032	28,406	35,792
Electronic Arts Inc.	1.850%	2/15/2031	21,834	20,613
Expedia Group Inc.	5.400%	2/15/2035	35,758	36,097
FactSet Research Systems Inc.	3.450%	3/1/2032	31,331	28,703
Fox Corp.	6.500%	10/13/2033	47,128	51,669
MercadoLibre Inc.	4.900%	1/15/2033	28,111	28,013
Meta Platforms Inc.	4.550%	8/15/2031	30,563	31,290
Meta Platforms Inc.	3.850%	8/15/2032	110,169	107,978
Meta Platforms Inc.	4.600%	11/15/2032	96,758	98,374
Meta Platforms Inc.	4.950%	5/15/2033	61,784	63,889
Meta Platforms Inc.	4.750%	8/15/2034	93,114	94,599
Meta Platforms Inc.	4.875%	11/15/2035	203,819	205,703
Netflix Inc.	4.900%	8/15/2034	27,148	27,987
Omnicom Group Inc.	2.600%	8/1/2031	42,870	39,071
Omnicom Group Inc.	5.300%	11/1/2034	15,165	15,298
1

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange SA	9.000%	3/1/2031	75,922	91,599
	Paramount Global	4.200%	5/19/2032	38,308	33,735
	Paramount Global	5.500%	5/15/2033	2,573	2,318
	Rogers Communications Inc.	3.800%	3/15/2032	68,555	65,481
	Rogers Communications Inc.	5.300%	2/15/2034	42,765	43,649
	Sprint Capital Corp.	8.750%	3/15/2032	64,290	78,501
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	10,034	9,786
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	10,178	10,596
	TELUS Corp.	3.400%	5/13/2032	29,678	27,736
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	21,954	25,714
	T-Mobile USA Inc.	2.550%	2/15/2031	21,813	20,186
	T-Mobile USA Inc.	3.500%	4/15/2031	55,444	53,529
	T-Mobile USA Inc.	2.250%	11/15/2031	18,756	16,832
	T-Mobile USA Inc.	2.700%	3/15/2032	29,409	26,776
	T-Mobile USA Inc.	5.125%	5/15/2032	59,180	61,421
	T-Mobile USA Inc.	4.625%	1/15/2033	14,943	15,040
	T-Mobile USA Inc.	5.200%	1/15/2033	51,929	54,014
	T-Mobile USA Inc.	5.050%	7/15/2033	79,963	82,454
	T-Mobile USA Inc.	6.700%	12/15/2033	4,790	5,420
	T-Mobile USA Inc.	5.750%	1/15/2034	19,468	20,796
	T-Mobile USA Inc.	5.150%	4/15/2034	55,414	57,181
	T-Mobile USA Inc.	4.700%	1/15/2035	39,509	39,268
	T-Mobile USA Inc.	5.300%	5/15/2035	25,639	26,538
	T-Mobile USA Inc.	4.950%	11/15/2035	27,629	27,883
	T-Mobile USA Inc.	5.000%	2/15/2036	36,324	36,547
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	40,462	46,383
	Uber Technologies Inc.	4.800%	9/15/2034	74,067	74,266
	Uber Technologies Inc.	4.800%	9/15/2035	25,501	25,329
	VeriSign Inc.	2.700%	6/15/2031	16,625	15,145
	VeriSign Inc.	5.250%	6/1/2032	22,384	22,882
	Verizon Communications Inc.	2.550%	3/21/2031	103,985	96,190
	Verizon Communications Inc.	2.355%	3/15/2032	175,975	157,014
	Verizon Communications Inc.	4.750%	1/15/2033	48,483	49,168
	Verizon Communications Inc.	5.050%	5/9/2033	20,609	21,356
	Verizon Communications Inc.	4.500%	8/10/2033	90,407	90,131
	Verizon Communications Inc.	4.400%	11/1/2034	50,902	49,814
	Verizon Communications Inc.	4.780%	2/15/2035	88,968	88,575
	Verizon Communications Inc.	5.250%	4/2/2035	71,639	73,767
	Verizon Communications Inc.	5.850%	9/15/2035	2,350	2,545
	Verizon Communications Inc.	4.272%	1/15/2036	2,315	2,198
	Verizon Communications Inc.	5.000%	1/15/2036	79,954	80,308
	Vodafone Group plc	6.250%	11/30/2032	200	220
	Walt Disney Co.	6.550%	3/15/2033	8,284	9,429
	Walt Disney Co.	6.200%	12/15/2034	2,113	2,389
	Walt Disney Co.	6.400%	12/15/2035	19,135	21,750
	Walt Disney Co.	4.625%	3/14/2036	15,035	14,986
					4,675,776
Consumer Discretionary (5.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	16,700	16,722
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	34,296	36,061
	Amazon.com Inc.	2.100%	5/12/2031	85,254	77,633
	Amazon.com Inc.	3.600%	4/13/2032	88,069	85,741
	Amazon.com Inc.	4.700%	12/1/2032	58,793	60,790
	Amazon.com Inc.	4.350%	3/20/2033	71,761	72,324
	Amazon.com Inc.	4.800%	12/5/2034	22,104	22,908
	Amazon.com Inc.	4.650%	11/20/2035	85,515	85,915
[1]	American Honda Finance Corp.	5.050%	7/10/2031	45,173	46,805
[1]	American Honda Finance Corp.	4.850%	10/23/2031	4,675	4,804
	American Honda Finance Corp.	5.150%	7/9/2032	38,993	40,455
[1]	American Honda Finance Corp.	4.900%	1/10/2034	995	1,010
	American Honda Finance Corp.	5.200%	3/5/2035	20,818	21,295
	American Honda Finance Corp.	5.100%	1/8/2036	18,215	18,370
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	27,923	26,406
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	16,985	17,421
	AutoNation Inc.	2.400%	8/1/2031	7,729	6,949
	AutoNation Inc.	3.850%	3/1/2032	23,188	22,122
	AutoNation Inc.	5.890%	3/15/2035	20,892	21,793
	AutoZone Inc.	4.750%	8/1/2032	35,120	35,642
	AutoZone Inc.	4.750%	2/1/2033	33,499	33,894
2

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	5.200%	8/1/2033	9,021	9,360
	AutoZone Inc.	6.550%	11/1/2033	6,205	6,933
	AutoZone Inc.	5.400%	7/15/2034	17,012	17,764
	Block Financial LLC	5.375%	9/15/2032	28,235	27,770
	BorgWarner Inc.	2.650%	7/1/2027	1	—
	BorgWarner Inc.	5.400%	8/15/2034	17,498	18,177
	Brunswick Corp.	2.400%	8/18/2031	500	444
	Brunswick Corp.	4.400%	9/15/2032	22,856	22,213
	Choice Hotels International Inc.	5.850%	8/1/2034	24,538	25,440
	Cornell University	4.835%	6/15/2034	13,000	13,413
[1]	Cornell University	4.733%	6/15/2035	15,672	16,035
	Darden Restaurants Inc.	6.300%	10/10/2033	880	965
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	14,299	13,282
	DR Horton Inc.	5.000%	10/15/2034	19,151	19,611
	DR Horton Inc.	5.500%	10/15/2035	7,906	8,308
	eBay Inc.	2.600%	5/10/2031	39,239	36,114
	eBay Inc.	6.300%	11/22/2032	11,431	12,558
	eBay Inc.	5.125%	11/6/2035	24,445	24,681
	Ferguson Enterprises Inc.	4.350%	3/15/2031	8,775	8,799
	Ferguson Enterprises Inc.	5.000%	10/3/2034	20,028	20,338
	Ford Motor Co.	7.450%	7/16/2031	50,245	56,113
	Ford Motor Co.	3.250%	2/12/2032	107,417	96,599
	Ford Motor Co.	6.100%	8/19/2032	39,388	41,174
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	1	—
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	32,962	34,279
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	16,834	15,684
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	44,821	46,576
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	42,613	45,314
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	19,213	19,576
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	31,901	34,779
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	51,488	53,240
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	28,160	29,554
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	12,683	12,725
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	10,669	10,364
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	20,029	21,429
	General Motors Co.	5.600%	10/15/2032	46,088	48,560
	General Motors Co.	5.000%	4/1/2035	1,815	1,802
	General Motors Co.	6.250%	4/15/2035	43,605	46,771
	General Motors Financial Co. Inc.	2.700%	6/10/2031	43,629	40,058
	General Motors Financial Co. Inc.	5.600%	6/18/2031	41,273	43,348
	General Motors Financial Co. Inc.	3.100%	1/12/2032	17,848	16,497
	General Motors Financial Co. Inc.	5.625%	4/4/2032	42,340	44,494
	General Motors Financial Co. Inc.	6.400%	1/9/2033	27,248	29,654
	General Motors Financial Co. Inc.	6.100%	1/7/2034	13,291	14,230
	General Motors Financial Co. Inc.	5.950%	4/4/2034	49,095	52,095
	General Motors Financial Co. Inc.	5.450%	9/6/2034	42,011	43,134
	General Motors Financial Co. Inc.	5.900%	1/7/2035	54,131	56,882
	General Motors Financial Co. Inc.	6.150%	7/15/2035	41,142	44,013
	General Motors Financial Co. Inc.	5.450%	1/8/2036	19,278	19,613
	Genuine Parts Co.	2.750%	2/1/2032	20,165	17,866
	Genuine Parts Co.	6.875%	11/1/2033	6,301	6,957
	Hasbro Inc.	6.050%	5/14/2034	11,029	11,844
	Home Depot Inc.	1.375%	3/15/2031	38,988	34,333
	Home Depot Inc.	4.850%	6/25/2031	38,568	40,206
	Home Depot Inc.	1.875%	9/15/2031	49,493	44,186
	Home Depot Inc.	3.250%	4/15/2032	54,144	51,663
	Home Depot Inc.	4.500%	9/15/2032	29,822	30,421
	Home Depot Inc.	4.950%	6/25/2034	44,906	46,381
	Home Depot Inc.	4.650%	9/15/2035	27,723	27,710
	Honda Motor Co. Ltd.	2.967%	3/10/2032	9,778	9,058
	Honda Motor Co. Ltd.	5.337%	7/8/2035	31,134	32,227
	Hyatt Hotels Corp.	5.375%	12/15/2031	31,494	32,617
	Hyatt Hotels Corp.	5.750%	3/30/2032	32,902	34,713
	Hyatt Hotels Corp.	5.400%	12/15/2035	12,343	12,595
[1]	Johns Hopkins University	4.705%	7/1/2032	7,885	8,165
	Las Vegas Sands Corp.	6.200%	8/15/2034	15,428	16,292
	Lear Corp.	2.600%	1/15/2032	24,783	22,499
	Lennar Corp.	5.200%	7/30/2030	211	219
	Lowe's Cos. Inc.	4.250%	3/15/2031	43,052	43,180
	Lowe's Cos. Inc.	2.625%	4/1/2031	48,449	44,933
3

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.750%	4/1/2032	48,407	46,864
	Lowe's Cos. Inc.	4.500%	10/15/2032	56,637	56,903
	Lowe's Cos. Inc.	5.000%	4/15/2033	34,608	35,695
	Lowe's Cos. Inc.	5.150%	7/1/2033	32,100	33,328
	Lowe's Cos. Inc.	4.850%	10/15/2035	62,340	62,265
	Lowe's Cos. Inc.	5.500%	10/15/2035	370	390
	Magna International Inc.	5.500%	3/21/2033	14,583	15,336
	Magna International Inc.	5.875%	6/1/2035	8,579	9,190
[1]	Marriott International Inc.	2.850%	4/15/2031	16,796	15,721
	Marriott International Inc.	4.500%	10/15/2031	6,146	6,210
	Marriott International Inc.	5.100%	4/15/2032	24,504	25,463
[1]	Marriott International Inc.	3.500%	10/15/2032	19,077	17,996
	Marriott International Inc.	4.500%	5/1/2033	7,511	7,490
[1]	Marriott International Inc.	2.750%	10/15/2033	190	168
	Marriott International Inc.	5.300%	5/15/2034	37,987	39,437
	Marriott International Inc.	5.350%	3/15/2035	14,367	14,896
	Marriott International Inc.	5.250%	10/15/2035	8,390	8,597
	Marriott International Inc.	5.500%	4/15/2037	10,000	10,329
[1]	McDonald's Corp.	4.600%	9/9/2032	27,469	28,194
	McDonald's Corp.	4.950%	8/14/2033	100	104
[1]	McDonald's Corp.	5.200%	5/17/2034	2,125	2,231
	McDonald's Corp.	4.950%	3/3/2035	48,078	49,266
[1]	McDonald's Corp.	4.700%	12/9/2035	11,100	11,213
	McDonald's Corp.	5.000%	2/13/2036	16,210	16,611
	Meritage Homes Corp.	5.650%	3/15/2035	20,236	20,891
	Northwestern University	4.940%	12/1/2035	20,150	20,849
	O'Reilly Automotive Inc.	1.750%	3/15/2031	1,073	953
	O'Reilly Automotive Inc.	4.700%	6/15/2032	12,738	12,950
	O'Reilly Automotive Inc.	5.000%	8/19/2034	27,240	27,678
	Owens Corning	5.700%	6/15/2034	35,679	37,832
	Polaris Inc.	5.600%	3/1/2031	4,688	4,770
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	9,380	9,619
	President & Fellows of Harvard College	5.259%	3/15/2036	4,950	5,298
	PulteGroup Inc.	7.875%	6/15/2032	12,990	15,333
	PulteGroup Inc.	6.375%	5/15/2033	10,171	11,318
	PulteGroup Inc.	6.000%	2/15/2035	1,523	1,649
	PulteGroup Inc.	4.900%	3/1/2036	5,850	5,854
	Ralph Lauren Corp.	5.000%	6/15/2032	40,442	42,091
	Rollins Inc.	5.250%	2/24/2035	12,193	12,536
	Ross Stores Inc.	1.875%	4/15/2031	11,008	9,815
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	46,300	46,638
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	29,341	29,954
	Sands China Ltd.	3.250%	8/8/2031	17,381	16,173
	Stanley Black & Decker Inc.	3.000%	5/15/2032	15,804	14,530
	Starbucks Corp.	3.000%	2/14/2032	43,521	40,630
	Starbucks Corp.	4.800%	2/15/2033	15,892	16,286
	Starbucks Corp.	5.000%	2/15/2034	615	635
	Starbucks Corp.	5.400%	5/15/2035	4,565	4,810
	Tapestry Inc.	3.050%	3/15/2032	23,505	21,820
	Tapestry Inc.	5.500%	3/11/2035	13,837	14,346
	TJX Cos. Inc.	1.600%	5/15/2031	17,532	15,606
	Toll Brothers Finance Corp.	5.600%	6/15/2035	19,057	20,171
	Toyota Motor Corp.	5.053%	6/30/2035	26,128	27,193
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	6	5
	Toyota Motor Credit Corp.	1.900%	9/12/2031	39,269	34,987
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	41,581	42,510
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	6,763	6,145
	Toyota Motor Credit Corp.	4.650%	9/3/2032	39,894	40,706
	Toyota Motor Credit Corp.	4.700%	1/12/2033	4,256	4,352
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	13,396	13,721
	Toyota Motor Credit Corp.	5.350%	1/9/2035	34,161	36,160
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	21,197	21,384
	Tractor Supply Co.	5.250%	5/15/2033	21,358	22,183
[1]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	10,000	9,960
[1]	Yale University	1.482%	4/15/2030	12,875	11,760
[1]	Yale University	4.701%	4/15/2032	3,214	3,339
					3,913,224
Consumer Staples (5.8%)
	Altria Group Inc.	2.450%	2/4/2032	50,549	45,357
4

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	6.875%	11/1/2033	3,756	4,275
	Altria Group Inc.	5.625%	2/6/2035	24,194	25,421
	Altria Group Inc.	5.250%	8/6/2035	26,852	27,510
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	129,264	129,536
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	7,273	7,299
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	18,852	19,615
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	47,294	43,970
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	24,604	26,945
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	1,348	1,363
	Avery Dennison Corp.	2.250%	2/15/2032	14,709	13,104
	Avery Dennison Corp.	5.750%	3/15/2033	17,852	19,074
	BAT Capital Corp.	2.726%	3/25/2031	24,857	23,142
	BAT Capital Corp.	4.742%	3/16/2032	41,917	42,638
	BAT Capital Corp.	5.350%	8/15/2032	50,868	53,403
	BAT Capital Corp.	7.750%	10/19/2032	211	249
	BAT Capital Corp.	4.625%	3/22/2033	22,469	22,552
	BAT Capital Corp.	6.421%	8/2/2033	24,518	27,229
	BAT Capital Corp.	6.000%	2/20/2034	24,649	26,704
	BAT Capital Corp.	5.625%	8/15/2035	19,891	20,970
	Brown-Forman Corp.	4.750%	4/15/2033	14,967	15,346
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	300	285
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	36,916	34,349
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	37,323	37,126
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	9,627	9,869
	Campbell's Co.	4.550%	3/21/2031	11,046	11,050
	Campbell's Co.	5.400%	3/21/2034	38,631	39,494
	Campbell's Co.	4.750%	3/23/2035	23,641	22,951
	Church & Dwight Co. Inc.	2.300%	12/15/2031	9,205	8,363
	Church & Dwight Co. Inc.	5.600%	11/15/2032	21,925	23,601
	Clorox Co.	4.600%	5/1/2032	35,525	36,044
	Coca-Cola Co.	2.000%	3/5/2031	33,989	31,139
	Coca-Cola Co.	1.375%	3/15/2031	53,158	47,150
	Coca-Cola Co.	2.250%	1/5/2032	63,102	57,515
	Coca-Cola Co.	5.000%	5/13/2034	2,424	2,551
	Coca-Cola Co.	4.650%	8/14/2034	19,840	20,510
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	18,137	19,224
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	15,949	13,691
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	15,449	15,904
	Colgate-Palmolive Co.	3.250%	8/15/2032	16,836	16,119
	Colgate-Palmolive Co.	4.600%	3/1/2033	10,657	11,007
	Conagra Brands Inc.	5.750%	8/1/2035	14,536	15,001
	Constellation Brands Inc.	2.250%	8/1/2031	52,352	47,078
	Constellation Brands Inc.	4.750%	5/9/2032	23,124	23,514
	Constellation Brands Inc.	4.900%	5/1/2033	19,963	20,331
	Constellation Brands Inc.	4.950%	11/1/2035	8,590	8,597
	Costco Wholesale Corp.	1.750%	4/20/2032	31,426	27,601
	Diageo Capital plc	2.125%	4/29/2032	10,343	9,110
	Diageo Capital plc	5.500%	1/24/2033	22,670	24,022
	Diageo Capital plc	5.625%	10/5/2033	17,380	18,629
	Diageo Investment Corp.	5.625%	4/15/2035	36,404	38,720
	Diageo Investment Corp.	7.450%	4/15/2035	2,340	2,836
	Dollar General Corp.	5.000%	11/1/2032	43,700	44,824
	Dollar General Corp.	5.450%	7/5/2033	18,101	18,973
	Dollar Tree Inc.	2.650%	12/1/2031	34,181	31,251
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	26,075	23,533
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	25,036	25,389
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	14,486	14,969
	Flowers Foods Inc.	5.750%	3/15/2035	25,126	24,868
	General Mills Inc.	2.250%	10/14/2031	25,561	22,923
	General Mills Inc.	4.950%	3/29/2033	22,062	22,543
	General Mills Inc.	5.250%	1/30/2035	22,375	22,964
	Haleon US Capital LLC	3.625%	3/24/2032	82,144	79,132
	Hershey Co.	4.950%	2/24/2032	34,439	35,997
	Hershey Co.	4.500%	5/4/2033	11,689	11,897
	Hershey Co.	5.100%	2/24/2035	5,480	5,751
	J M Smucker Co.	2.125%	3/15/2032	10,216	8,972
	J M Smucker Co.	6.200%	11/15/2033	43,382	47,546
	J M Smucker Co.	4.250%	3/15/2035	3,380	3,238
	JBS NV	3.750%	12/1/2031	11,470	10,959
	JBS NV	3.625%	1/15/2032	18,466	17,486
5

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS NV	3.000%	5/15/2032	3,642	3,315
	JBS NV	5.750%	4/1/2033	58,289	61,260
	JBS NV	6.750%	3/15/2034	48,951	54,523
	JBS NV	5.950%	4/20/2035	40,190	42,664
	JBS NV	5.500%	1/15/2036	19,397	19,919
[1]	Kellanova	7.450%	4/1/2031	4,897	5,641
	Kellanova	5.250%	3/1/2033	8,767	9,207
	Kenvue Inc.	4.850%	5/22/2032	39,424	40,760
	Kenvue Inc.	4.900%	3/22/2033	26,044	26,880
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	2,916	2,632
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	31,096	32,137
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	40,134	39,031
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	21,567	22,193
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	5,135	5,200
	Kimberly-Clark Corp.	2.000%	11/2/2031	34,827	31,531
	Kimberly-Clark Corp.	4.500%	2/16/2033	2,661	2,720
	Kraft Heinz Foods Co.	4.250%	3/1/2031	6,383	6,376
	Kraft Heinz Foods Co.	5.200%	3/15/2032	9,494	9,835
	Kraft Heinz Foods Co.	6.750%	3/15/2032	8,838	9,850
	Kraft Heinz Foods Co.	5.400%	3/15/2035	25,450	26,251
	Kraft Heinz Foods Co.	5.000%	7/15/2035	5,413	5,422
	Kroger Co.	7.500%	4/1/2031	13,437	15,431
	Kroger Co.	5.000%	9/15/2034	70,253	71,383
	McCormick & Co. Inc.	4.950%	4/15/2033	19,295	19,783
	McCormick & Co. Inc.	4.700%	10/15/2034	11,483	11,475
	Mondelez International Inc.	3.000%	3/17/2032	52,326	48,541
	Mondelez International Inc.	1.875%	10/15/2032	750	651
	Mondelez International Inc.	4.750%	8/28/2034	1,320	1,330
	Mondelez International Inc.	5.125%	5/6/2035	16,198	16,716
	PepsiCo Inc.	1.625%	5/1/2030	20,296	18,556
	PepsiCo Inc.	1.400%	2/25/2031	10,772	9,578
	PepsiCo Inc.	1.950%	10/21/2031	52,240	46,908
	PepsiCo Inc.	3.900%	7/18/2032	12,648	12,551
	PepsiCo Inc.	4.650%	7/23/2032	52,715	54,336
	PepsiCo Inc.	4.800%	7/17/2034	9,105	9,414
	PepsiCo Inc.	5.000%	2/7/2035	44,027	45,597
	PepsiCo Inc.	5.000%	7/23/2035	59,343	61,472
	Pepsico Singapore Financing I Pte. Ltd.	4.700%	2/16/2034	500	508
	Philip Morris International Inc.	1.750%	11/1/2030	10,671	9,612
	Philip Morris International Inc.	4.750%	11/1/2031	38,783	39,873
	Philip Morris International Inc.	4.250%	10/29/2032	54,867	54,710
	Philip Morris International Inc.	5.750%	11/17/2032	40,326	43,487
	Philip Morris International Inc.	5.375%	2/15/2033	75,570	79,717
	Philip Morris International Inc.	5.625%	9/7/2033	40,160	43,074
	Philip Morris International Inc.	5.250%	2/13/2034	79,703	83,460
	Philip Morris International Inc.	4.900%	11/1/2034	11,481	11,704
	Philip Morris International Inc.	4.875%	4/30/2035	2,000	2,031
	Philip Morris International Inc.	4.625%	10/29/2035	23,245	22,999
	Pilgrim's Pride Corp.	4.250%	4/15/2031	26,554	26,037
	Pilgrim's Pride Corp.	3.500%	3/1/2032	31,473	29,368
	Pilgrim's Pride Corp.	6.250%	7/1/2033	28,974	31,210
	Pilgrim's Pride Corp.	6.875%	5/15/2034	19,935	22,337
	Procter & Gamble Co.	1.200%	10/29/2030	14,175	12,606
	Procter & Gamble Co.	1.950%	4/23/2031	26,691	24,387
	Procter & Gamble Co.	2.300%	2/1/2032	2,300	2,123
	Procter & Gamble Co.	4.100%	11/3/2032	48,045	48,312
	Procter & Gamble Co.	4.050%	1/26/2033	294	296
	Procter & Gamble Co.	4.550%	1/29/2034	27,908	28,607
	Procter & Gamble Co.	5.800%	8/15/2034	28,407	31,439
	Procter & Gamble Co.	4.600%	5/1/2035	5,412	5,527
	Procter & Gamble Co.	4.350%	11/3/2035	14,780	14,722
	Reynolds American Inc.	5.700%	8/15/2035	43,393	45,767
	Sysco Corp.	2.450%	12/14/2031	26,475	24,025
	Sysco Corp.	6.000%	1/17/2034	12,938	14,105
	Sysco Corp.	5.400%	3/23/2035	15,204	15,878
	Sysco Corp.	4.950%	3/25/2036	11,999	12,027
	Target Corp.	4.500%	9/15/2032	28,145	28,790
	Target Corp.	6.350%	11/1/2032	12,881	14,400
	Target Corp.	4.400%	1/15/2033	10,308	10,437
	Target Corp.	4.500%	9/15/2034	33,352	33,346
6

Intermediate-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Target Corp.	5.000%	4/15/2035	18,609	19,102
Target Corp.	5.250%	2/15/2036	6,590	6,845
Tyson Foods Inc.	5.700%	3/15/2034	46,154	49,119
Tyson Foods Inc.	4.875%	8/15/2034	11,943	12,087
Unilever Capital Corp.	1.750%	8/12/2031	11,324	10,089
Unilever Capital Corp.	5.900%	11/15/2032	50,382	55,643
Unilever Capital Corp.	5.000%	12/8/2033	24,074	25,255
Unilever Capital Corp.	4.625%	8/12/2034	40,163	40,800
Walmart Inc.	7.550%	2/15/2030	4	5
Walmart Inc.	1.800%	9/22/2031	62,755	56,579
Walmart Inc.	4.150%	9/9/2032	35,735	36,241
Walmart Inc.	4.100%	4/15/2033	23,287	23,416
Walmart Inc.	4.900%	4/28/2035	59,920	62,158
Walmart Inc.	5.250%	9/1/2035	34,752	37,110
				3,964,737
Energy (6.6%)
Antero Resources Corp.	5.400%	2/1/2036	19,150	19,169
APA Corp.	6.100%	2/15/2035	12,810	13,406
Boardwalk Pipelines LP	3.600%	9/1/2032	1,400	1,324
Boardwalk Pipelines LP	5.625%	8/1/2034	26,764	28,319
Boardwalk Pipelines LP	5.375%	2/15/2036	14,875	15,103
BP Capital Markets America Inc.	2.721%	1/12/2032	43,561	40,283
BP Capital Markets America Inc.	4.812%	2/13/2033	72,499	74,293
BP Capital Markets America Inc.	4.893%	9/11/2033	60,881	62,505
BP Capital Markets America Inc.	4.989%	4/10/2034	51,987	53,682
BP Capital Markets America Inc.	5.227%	11/17/2034	77,173	80,761
Burlington Resources LLC	7.200%	8/15/2031	500	573
Canadian Natural Resources Ltd.	7.200%	1/15/2032	26,418	29,870
Canadian Natural Resources Ltd.	5.400%	12/15/2034	14,885	15,420
Canadian Natural Resources Ltd.	5.850%	2/1/2035	14,180	15,170
Cenovus Energy Inc.	4.650%	3/20/2031	4,250	4,302
Cenovus Energy Inc.	2.650%	1/15/2032	4,235	3,844
Cheniere Energy Inc.	5.650%	4/15/2034	51,358	54,005
Cheniere Energy Partners LP	4.000%	3/1/2031	47,719	46,798
Cheniere Energy Partners LP	3.250%	1/31/2032	35,447	33,059
Cheniere Energy Partners LP	5.950%	6/30/2033	52,738	56,540
Cheniere Energy Partners LP	5.750%	8/15/2034	55,687	58,813
Cheniere Energy Partners LP	5.550%	10/30/2035	37,775	39,286
Chevron USA Inc.	4.819%	4/15/2032	37,008	38,489
Chevron USA Inc.	4.500%	10/15/2032	52,549	53,799
Chevron USA Inc.	4.980%	4/15/2035	2,852	2,960
Chevron USA Inc.	4.850%	10/15/2035	35,689	36,655
ConocoPhillips	2.400%	2/15/2031	6,222	5,767
ConocoPhillips	5.900%	10/15/2032	27,041	29,699
ConocoPhillips Co.	4.850%	1/15/2032	44,835	46,494
ConocoPhillips Co.	5.050%	9/15/2033	22,284	23,185
ConocoPhillips Co.	5.000%	1/15/2035	46,597	47,910
Coterra Energy Inc.	5.600%	3/15/2034	20,624	21,607
Coterra Energy Inc.	5.400%	2/15/2035	25,489	26,288
Devon Energy Corp.	7.875%	9/30/2031	34,523	40,381
Devon Energy Corp.	7.950%	4/15/2032	4,731	5,572
Devon Energy Corp.	5.200%	9/15/2034	21,678	22,229
Diamondback Energy Inc.	3.125%	3/24/2031	28,606	27,132
Diamondback Energy Inc.	6.250%	3/15/2033	14,875	16,254
Diamondback Energy Inc.	5.400%	4/18/2034	44,067	45,827
Diamondback Energy Inc.	5.550%	4/1/2035	47,630	49,841
Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	38,251	40,986
Enbridge Inc.	4.500%	2/15/2031	5,050	5,099
Enbridge Inc.	5.700%	3/8/2033	92,569	98,368
Enbridge Inc.	2.500%	8/1/2033	13,905	12,132
Enbridge Inc.	5.625%	4/5/2034	46,288	48,952
Enbridge Inc.	5.550%	6/20/2035	2,490	2,609
Enbridge Inc.	5.200%	11/20/2035	34,967	35,657
Enbridge Inc.	7.200%	6/27/2054	17,392	18,740
Energy Transfer LP	5.750%	2/15/2033	34,587	36,719
Energy Transfer LP	6.550%	12/1/2033	50,936	56,416
Energy Transfer LP	5.550%	5/15/2034	42,886	44,680
Energy Transfer LP	5.600%	9/1/2034	48,221	50,405
Energy Transfer LP	5.700%	4/1/2035	30,844	32,409
7

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.350%	1/15/2036	36,441	37,023
	Enterprise Products Operating LLC	5.350%	1/31/2033	5,810	6,138
[1]	Enterprise Products Operating LLC	6.875%	3/1/2033	10,152	11,662
	Enterprise Products Operating LLC	4.850%	1/31/2034	42,530	43,453
[1]	Enterprise Products Operating LLC	6.650%	10/15/2034	4,239	4,807
	Enterprise Products Operating LLC	4.950%	2/15/2035	52,258	53,506
	EOG Resources Inc.	5.000%	7/15/2032	63,919	66,316
	EOG Resources Inc.	5.350%	1/15/2036	31,530	32,756
	EQT Corp.	5.750%	2/1/2034	46,811	49,592
	Expand Energy Corp.	4.750%	2/1/2032	25,408	25,370
	Expand Energy Corp.	5.700%	1/15/2035	20,333	21,292
	Halliburton Co.	4.850%	11/15/2035	45,521	45,509
	Helmerich & Payne Inc.	2.900%	9/29/2031	47,733	43,734
	Helmerich & Payne Inc.	5.500%	12/1/2034	9,255	9,323
	Hess Corp.	7.300%	8/15/2031	25,267	29,180
	Hess Corp.	7.125%	3/15/2033	12,756	14,904
	HF Sinclair Corp.	5.500%	9/1/2032	5,941	6,079
	HF Sinclair Corp.	6.250%	1/15/2035	29,102	30,650
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	2,544	2,908
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	1,935	2,067
	Kinder Morgan Inc.	2.000%	2/15/2031	9,101	8,245
[1]	Kinder Morgan Inc.	7.750%	1/15/2032	30,696	36,071
	Kinder Morgan Inc.	4.800%	2/1/2033	15,825	16,105
	Kinder Morgan Inc.	5.200%	6/1/2033	73,373	76,568
	Kinder Morgan Inc.	5.400%	2/1/2034	41,596	43,682
	Kinder Morgan Inc.	5.300%	12/1/2034	26,501	27,486
	Kinder Morgan Inc.	5.850%	6/1/2035	42,362	45,508
	Marathon Petroleum Corp.	5.700%	3/1/2035	49,023	51,628
	MPLX LP	4.950%	9/1/2032	40,054	40,809
	MPLX LP	5.000%	1/15/2033	370	376
	MPLX LP	5.000%	3/1/2033	38,711	39,349
	MPLX LP	5.500%	6/1/2034	36,215	37,531
	MPLX LP	5.400%	4/1/2035	40,025	40,947
	MPLX LP	5.400%	9/15/2035	59,294	60,532
	Occidental Petroleum Corp.	7.500%	5/1/2031	34,867	39,728
	Occidental Petroleum Corp.	7.875%	9/15/2031	37,085	43,159
	Occidental Petroleum Corp.	5.375%	1/1/2032	31,046	32,319
	Occidental Petroleum Corp.	5.550%	10/1/2034	26,325	27,457
	ONEOK Inc.	4.750%	10/15/2031	34,217	34,691
	ONEOK Inc.	4.950%	10/15/2032	23,860	24,259
	ONEOK Inc.	6.100%	11/15/2032	16,345	17,644
	ONEOK Inc.	6.050%	9/1/2033	57,103	61,326
	ONEOK Inc.	5.650%	9/1/2034	21,412	22,355
	ONEOK Inc.	5.050%	11/1/2034	60,105	60,319
	ONEOK Inc.	6.000%	6/15/2035	855	911
	ONEOK Inc.	5.400%	10/15/2035	23,250	23,697
	Ovintiv Inc.	7.200%	11/1/2031	16,865	18,898
	Ovintiv Inc.	7.375%	11/1/2031	6,070	6,852
	Ovintiv Inc.	6.250%	7/15/2033	9,676	10,437
	Ovintiv Inc.	6.500%	8/15/2034	21,185	23,222
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	7,206	7,895
	Phillips 66	4.650%	11/15/2034	6,796	6,744
	Phillips 66 Co.	5.250%	6/15/2031	49,407	51,621
	Phillips 66 Co.	5.300%	6/30/2033	51,034	53,028
	Phillips 66 Co.	4.950%	3/15/2035	19,972	20,210
[1]	Phillips 66 Co.	5.875%	3/15/2056	15,413	15,500
	Plains All American Pipeline LP	5.700%	9/15/2034	16,554	17,279
	Plains All American Pipeline LP	5.950%	6/15/2035	48,108	50,785
	Plains All American Pipeline LP	5.600%	1/15/2036	20,835	21,379
[1]	Shell Finance US Inc.	4.125%	5/11/2035	26,906	26,213
	Shell Finance US Inc.	4.750%	1/6/2036	24,485	24,770
	Shell International Finance BV	4.125%	5/11/2035	1,141	1,147
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	40,972	41,744
	Suncor Energy Inc.	7.150%	2/1/2032	9,315	10,545
	Suncor Energy Inc.	5.950%	12/1/2034	17,610	18,911
	Targa Resources Corp.	4.200%	2/1/2033	1,861	1,808
	Targa Resources Corp.	6.500%	3/30/2034	45,236	50,084
	Targa Resources Corp.	5.500%	2/15/2035	46,174	47,772
	Targa Resources Corp.	5.550%	8/15/2035	31,400	32,542
	Targa Resources Corp.	5.650%	2/15/2036	19,915	20,713
8

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	4.875%	2/1/2031	8,444	8,550
	Targa Resources Partners LP	4.000%	1/15/2032	50,478	49,017
	Texas Eastern Transmission LP	7.000%	7/15/2032	7,999	9,097
	TotalEnergies Capital SA	5.150%	4/5/2034	43,630	45,706
	TotalEnergies Capital SA	4.724%	9/10/2034	23,311	23,772
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	38,465	38,981
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	39,974	40,402
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	45,786	45,481
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	25	27
	Valero Energy Corp.	2.800%	12/1/2031	13,210	12,209
	Valero Energy Corp.	7.500%	4/15/2032	23,989	27,853
	Viper Energy Partners LLC	5.700%	8/1/2035	27,911	28,911
	Western Midstream Operating LP	4.800%	3/1/2031	24,943	25,160
	Western Midstream Operating LP	5.450%	11/15/2034	33,159	33,716
	Western Midstream Operating LP	5.500%	12/15/2035	22,319	22,517
	Williams Cos. Inc.	2.600%	3/15/2031	52,771	48,801
	Williams Cos. Inc.	8.750%	3/15/2032	6,452	7,866
	Williams Cos. Inc.	4.650%	8/15/2032	51,935	52,560
	Williams Cos. Inc.	5.650%	3/15/2033	34,518	36,512
	Williams Cos. Inc.	5.150%	3/15/2034	45,603	46,734
	Williams Cos. Inc.	5.600%	3/15/2035	39,383	41,372
	Williams Cos. Inc.	5.300%	9/30/2035	6,605	6,780
	Woodside Finance Ltd.	5.100%	9/12/2034	28,991	29,102
	Woodside Finance Ltd.	6.000%	5/19/2035	51,035	54,040
					4,534,022
Financials (32.6%)
	AerCap Ireland Capital DAC	5.375%	12/15/2031	9,295	9,695
	AerCap Ireland Capital DAC	3.300%	1/30/2032	148,598	138,811
	AerCap Ireland Capital DAC	4.750%	1/15/2033	14,640	14,669
	AerCap Ireland Capital DAC	3.400%	10/29/2033	54,185	49,439
	AerCap Ireland Capital DAC	5.300%	1/19/2034	23,696	24,380
	AerCap Ireland Capital DAC	4.950%	9/10/2034	42,986	43,087
	AerCap Ireland Capital DAC	5.000%	11/15/2035	16,334	16,300
	Affiliated Managers Group Inc.	5.500%	8/20/2034	10,460	10,742
	Affiliated Managers Group Inc.	5.500%	2/15/2036	12,232	12,344
[1]	Air Lease Corp.	5.200%	7/15/2031	27,760	28,468
[1]	Air Lease Corp.	2.875%	1/15/2032	5,351	4,853
	Allstate Corp.	5.250%	3/30/2033	20,401	21,296
	Allstate Corp.	5.350%	6/1/2033	7,139	7,503
	Allstate Corp.	5.550%	5/9/2035	15,672	16,654
[1]	Ally Financial Inc.	8.000%	11/1/2031	85,483	96,990
	Ally Financial Inc.	8.000%	11/1/2031	9,720	11,042
	Ally Financial Inc.	5.548%	7/31/2033	613	618
	Ally Financial Inc.	6.184%	7/26/2035	25,712	26,521
	American Express Co.	4.989%	5/26/2033	59,252	60,494
	American Express Co.	4.918%	7/20/2033	74,389	76,071
	American Express Co.	4.420%	8/3/2033	25,962	25,924
	American Express Co.	5.043%	5/1/2034	13,302	13,650
	American Express Co.	5.625%	7/28/2034	6,081	6,379
	American Express Co.	5.915%	4/25/2035	22,382	23,905
	American Express Co.	5.284%	7/26/2035	34,498	35,768
	American Express Co.	5.442%	1/30/2036	42,355	44,124
	American Express Co.	5.667%	4/25/2036	61,157	64,727
	American Express Co.	4.804%	10/24/2036	80,917	80,154
	American Financial Group Inc.	5.000%	9/23/2035	15,299	15,146
	American International Group Inc.	5.125%	3/27/2033	40,050	41,328
	American International Group Inc.	3.875%	1/15/2035	1,350	1,264
	American International Group Inc.	5.450%	5/7/2035	30,195	31,492
	American National Group Inc.	6.000%	7/15/2035	29,596	29,390
	Ameriprise Financial Inc.	4.500%	5/13/2032	7,787	7,864
	Ameriprise Financial Inc.	5.150%	5/15/2033	12,866	13,340
	Ameriprise Financial Inc.	5.200%	4/15/2035	46,248	47,117
	Aon Corp.	2.050%	8/23/2031	12,694	11,331
	Aon Corp.	2.600%	12/2/2031	8,579	7,818
	Aon Corp.	5.000%	9/12/2032	21,279	21,903
	Aon Corp.	5.350%	2/28/2033	23,383	24,428
	Aon North America Inc.	5.300%	3/1/2031	24,357	25,430
	Aon North America Inc.	5.450%	3/1/2034	51,368	53,623
	Apollo Debt Solutions BDC	6.700%	7/29/2031	46,655	48,206
9

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apollo Debt Solutions BDC	6.550%	3/15/2032	12,683	12,963
	Apollo Global Management Inc.	6.375%	11/15/2033	15,895	17,299
	Apollo Global Management Inc.	5.150%	8/12/2035	38,662	38,290
	Apollo Global Management Inc.	6.000%	12/15/2054	16,913	16,256
	Ares Capital Corp.	5.250%	4/12/2031	38,656	37,861
	Ares Capital Corp.	3.200%	11/15/2031	9,664	8,503
	Ares Capital Corp.	5.800%	3/8/2032	29,476	29,359
[2]	Ares Strategic Income Fund	5.550%	4/15/2031	17,286	16,995
	Ares Strategic Income Fund	6.200%	3/21/2032	35,218	35,368
	Arthur J Gallagher & Co.	2.400%	11/9/2031	7,196	6,448
	Arthur J Gallagher & Co.	5.000%	2/15/2032	21,354	21,791
	Arthur J Gallagher & Co.	5.500%	3/2/2033	2,426	2,531
	Arthur J Gallagher & Co.	6.500%	2/15/2034	8,399	9,262
	Arthur J Gallagher & Co.	5.450%	7/15/2034	13,128	13,615
	Arthur J Gallagher & Co.	5.150%	2/15/2035	59,894	60,726
	Assurant Inc.	4.900%	3/27/2028	1	1
	Assurant Inc.	2.650%	1/15/2032	3,520	3,159
	Athene Holding Ltd.	6.650%	2/1/2033	33,311	35,601
	Athene Holding Ltd.	5.875%	1/15/2034	25,762	26,242
	Athene Holding Ltd.	6.625%	10/15/2054	12,210	11,824
	Athene Holding Ltd.	6.875%	6/28/2055	19,210	18,504
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	4,550	4,434
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	29,870	34,816
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	37,572	40,179
	Banco Santander SA	2.749%	12/3/2030	11,135	10,241
	Banco Santander SA	5.439%	7/15/2031	70,572	74,572
	Banco Santander SA	3.225%	11/22/2032	6,410	5,907
	Banco Santander SA	6.921%	8/8/2033	57,822	64,219
	Banco Santander SA	6.938%	11/7/2033	47,246	54,445
	Banco Santander SA	6.350%	3/14/2034	41,609	44,918
	Banco Santander SA	6.033%	1/17/2035	42,148	45,396
	Banco Santander SA	5.127%	11/6/2035	36,761	36,967
[1]	Bank of America Corp.	3.419%	12/20/2028	1	1
[1]	Bank of America Corp.	2.651%	3/11/2032	56,730	52,630
	Bank of America Corp.	2.687%	4/22/2032	79,208	73,365
	Bank of America Corp.	2.299%	7/21/2032	111,581	100,569
	Bank of America Corp.	2.572%	10/20/2032	109,740	99,863
[1]	Bank of America Corp.	2.972%	2/4/2033	108,989	100,689
	Bank of America Corp.	4.571%	4/27/2033	137,007	137,634
[1]	Bank of America Corp.	5.015%	7/22/2033	173,797	178,685
	Bank of America Corp.	5.288%	4/25/2034	119,812	124,386
	Bank of America Corp.	5.872%	9/15/2034	121,981	130,866
	Bank of America Corp.	5.468%	1/23/2035	141,575	148,375
[1]	Bank of America Corp.	5.425%	8/15/2035	70,711	72,395
	Bank of America Corp.	5.518%	10/25/2035	130,746	134,258
	Bank of America Corp.	5.511%	1/24/2036	107,586	112,776
	Bank of America Corp.	5.744%	2/12/2036	103,429	108,077
	Bank of America Corp.	5.464%	5/9/2036	66,329	69,480
	Bank of America Corp.	2.482%	9/21/2036	75,066	66,317
	Bank of America Corp.	5.045%	2/6/2037	44,270	44,895
	Bank of America Corp.	3.846%	3/8/2037	39,339	37,222
	Bank of Montreal	5.511%	6/4/2031	15,163	16,058
	Bank of Montreal	3.088%	1/10/2037	41,341	37,732
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	10,920	9,707
	Bank of New York Mellon Corp.	2.500%	1/26/2032	2,404	2,202
	Bank of New York Mellon Corp.	5.060%	7/22/2032	44,390	46,176
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	40,583	40,275
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	58,989	63,858
	Bank of New York Mellon Corp.	4.706%	2/1/2034	27,346	27,680
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,982	30,753
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	28,234	31,663
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	52,719	54,848
	Bank of New York Mellon Corp.	5.225%	11/20/2035	11,808	12,278
	Bank of New York Mellon Corp.	5.316%	6/6/2036	36,120	37,642
	Bank of New York Mellon Corp.	5.606%	7/21/2039	15,162	15,967
	Bank of Nova Scotia	2.150%	8/1/2031	18,848	17,016
	Bank of Nova Scotia	2.450%	2/2/2032	23,425	21,199
	Bank of Nova Scotia	4.740%	11/10/2032	21,682	22,050
	Bank of Nova Scotia	5.650%	2/1/2034	37,539	40,141
	Bank of Nova Scotia	4.813%	2/2/2034	11,768	11,904
10

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	4.588%	5/4/2037	30,665	30,136
	Barclays plc	2.667%	3/10/2032	30,548	28,096
	Barclays plc	2.894%	11/24/2032	26,186	23,987
	Barclays plc	5.746%	8/9/2033	41,998	44,433
	Barclays plc	7.437%	11/2/2033	83,804	96,163
	Barclays plc	6.224%	5/9/2034	71,086	76,826
	Barclays plc	7.119%	6/27/2034	62,792	70,471
	Barclays plc	6.692%	9/13/2034	58,230	64,640
	Barclays plc	5.335%	9/10/2035	36,398	37,215
	Barclays plc	5.785%	2/25/2036	79,026	82,761
	Barclays plc	5.207%	2/24/2037	13,065	13,043
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	9,587	9,025
	BlackRock Funding Inc.	5.000%	3/14/2034	23,239	24,147
	BlackRock Funding Inc.	4.900%	1/8/2035	16,012	16,492
	Blackrock Inc.	2.100%	2/25/2032	37,270	33,244
	Blackrock Inc.	4.750%	5/25/2033	45,205	46,518
	Blackstone Private Credit Fund	5.350%	3/12/2031	16,100	15,610
	Blackstone Private Credit Fund	6.000%	1/29/2032	48,176	47,738
	Blackstone Private Credit Fund	6.000%	11/22/2034	14,785	14,315
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	16,959	16,980
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	22,225	22,001
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	19,795	19,899
	Blue Owl Finance LLC	3.125%	6/10/2031	21,124	18,783
	Blue Owl Finance LLC	4.375%	2/15/2032	10,615	9,943
	Blue Owl Finance LLC	6.250%	4/18/2034	33,577	33,558
	BOKF NA	6.108%	11/6/2040	11,285	11,806
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	25,835	26,823
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	27,290	27,158
	Brookfield Capital Finance LLC	6.087%	6/14/2033	11,165	11,846
	Brookfield Finance I UK plc	2.340%	1/30/2032	10,643	9,388
	Brookfield Finance Inc.	2.724%	4/15/2031	9,019	8,304
	Brookfield Finance Inc.	6.350%	1/5/2034	23,592	25,561
	Brookfield Finance Inc.	5.675%	1/15/2035	6,930	7,151
	Brookfield Finance Inc.	5.330%	1/15/2036	22,215	22,159
	Brown & Brown Inc.	2.375%	3/15/2031	16,027	14,401
	Brown & Brown Inc.	4.200%	3/17/2032	20,004	19,326
	Brown & Brown Inc.	5.250%	6/23/2032	24,042	24,491
	Brown & Brown Inc.	5.650%	6/11/2034	17,221	17,698
	Brown & Brown Inc.	5.550%	6/23/2035	29,695	30,321
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	19,882	19,133
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	29,766	32,622
	Capital One Financial Corp.	2.359%	7/29/2032	37,120	32,713
	Capital One Financial Corp.	2.618%	11/2/2032	10,594	9,598
	Capital One Financial Corp.	6.700%	11/29/2032	45,225	50,296
	Capital One Financial Corp.	5.268%	5/10/2033	13,357	13,696
	Capital One Financial Corp.	5.817%	2/1/2034	53,722	56,692
	Capital One Financial Corp.	6.377%	6/8/2034	79,109	85,782
	Capital One Financial Corp.	7.964%	11/2/2034	40,689	47,884
	Capital One Financial Corp.	6.051%	2/1/2035	19,986	21,236
	Capital One Financial Corp.	5.884%	7/26/2035	42,415	44,679
	Capital One Financial Corp.	6.183%	1/30/2036	53,844	56,000
	Capital One Financial Corp.	5.197%	9/11/2036	46,290	46,178
	Capital One Financial Corp.	5.399%	1/30/2037	20,000	20,176
	Carlyle Group Inc.	5.050%	9/19/2035	40,373	39,810
	Cboe Global Markets Inc.	3.000%	3/16/2032	9,198	8,600
	Charles Schwab Corp.	1.650%	3/11/2031	30,443	26,974
	Charles Schwab Corp.	2.300%	5/13/2031	37,945	34,687
	Charles Schwab Corp.	1.950%	12/1/2031	28,063	24,864
	Charles Schwab Corp.	2.900%	3/3/2032	58,067	53,650
	Charles Schwab Corp.	5.853%	5/19/2034	60,384	64,832
	Charles Schwab Corp.	6.136%	8/24/2034	9,280	10,127
	Charles Schwab Corp.	4.914%	11/14/2036	25,564	25,566
	Chubb INA Holdings LLC	5.000%	3/15/2034	47,681	49,061
	Chubb INA Holdings LLC	4.900%	8/15/2035	59,391	60,306
	Cincinnati Financial Corp.	6.125%	11/1/2034	755	816
[1]	Citibank NA	5.570%	4/30/2034	70,387	74,807
	Citigroup Inc.	2.561%	5/1/2032	66,036	60,474
	Citigroup Inc.	6.625%	6/15/2032	55,277	61,487
	Citigroup Inc.	2.520%	11/3/2032	105	95
	Citigroup Inc.	3.057%	1/25/2033	123,157	113,922
11

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.785%	3/17/2033	120,956	116,162
	Citigroup Inc.	4.910%	5/24/2033	52,073	53,029
	Citigroup Inc.	6.000%	10/31/2033	29,393	31,654
	Citigroup Inc.	6.270%	11/17/2033	95,183	104,412
	Citigroup Inc.	6.174%	5/25/2034	124,713	133,138
	Citigroup Inc.	5.827%	2/13/2035	77,850	81,065
	Citigroup Inc.	5.449%	6/11/2035	48,081	50,082
	Citigroup Inc.	6.020%	1/24/2036	116,520	122,274
[1]	Citigroup Inc.	5.333%	3/27/2036	89,678	92,393
	Citigroup Inc.	5.174%	9/11/2036	89,804	91,317
	Citigroup Inc.	5.411%	9/19/2039	4,405	4,430
	Citizens Financial Group Inc.	5.718%	7/23/2032	58,712	61,852
	Citizens Financial Group Inc.	2.638%	9/30/2032	3,158	2,776
	Citizens Financial Group Inc.	6.645%	4/25/2035	13,599	15,040
	Citizens Financial Group Inc.	5.641%	5/21/2037	14,122	14,504
	CME Group Inc.	2.650%	3/15/2032	23,251	21,500
	CNA Financial Corp.	5.500%	6/15/2033	13,807	14,452
	CNA Financial Corp.	5.125%	2/15/2034	8,655	8,796
	CNA Financial Corp.	5.200%	8/15/2035	22,652	22,795
	CNO Financial Group Inc.	6.450%	6/15/2034	21,830	22,785
	Corebridge Financial Inc.	3.900%	4/5/2032	35,909	34,107
	Corebridge Financial Inc.	6.050%	9/15/2033	10,351	11,078
	Corebridge Financial Inc.	5.750%	1/15/2034	30,515	31,540
	Corebridge Financial Inc.	6.375%	9/15/2054	22,865	22,951
	Deutsche Bank AG	3.035%	5/28/2032	18,664	17,298
	Deutsche Bank AG	3.742%	1/7/2033	66,034	61,818
	Deutsche Bank AG	7.079%	2/10/2034	46,969	51,668
	Deutsche Bank AG	5.403%	9/11/2035	32,149	32,945
	Enstar Group Ltd.	4.950%	6/1/2029	1	1
	Enstar Group Ltd.	3.100%	9/1/2031	26,473	23,822
	Equitable Holdings Inc.	5.594%	1/11/2033	20,694	21,536
	Equitable Holdings Inc.	6.700%	3/28/2055	9,950	10,358
	F&G Annuities & Life Inc.	6.250%	10/4/2034	20,829	19,888
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	12,949	12,342
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	29,784	31,198
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	25,962	27,729
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	8,730	9,120
	Fidelity National Financial Inc.	2.450%	3/15/2031	5,986	5,364
	Fifth Third Bancorp	4.566%	4/29/2032	31,014	31,188
	Fifth Third Bancorp	4.337%	4/25/2033	24,082	23,800
	Fifth Third Bancorp	5.141%	1/29/2037	27,319	27,371
	Fifth Third Bank NA	5.332%	8/25/2033	15,280	15,705
	First American Financial Corp.	2.400%	8/15/2031	28,231	24,886
	First American Financial Corp.	5.450%	9/30/2034	9,871	9,928
	First Citizens BancShares Inc.	6.254%	3/12/2040	25,371	25,830
	GATX Corp.	3.500%	6/1/2032	12,636	11,959
	GATX Corp.	4.900%	3/15/2033	10,987	11,171
	GATX Corp.	5.450%	9/15/2033	10,035	10,523
	GATX Corp.	6.050%	3/15/2034	17,210	18,668
	GATX Corp.	6.900%	5/1/2034	14,267	16,200
	GATX Corp.	5.500%	6/15/2035	20,733	21,543
	Global Payments Inc.	2.900%	11/15/2031	16,813	15,143
	Global Payments Inc.	5.400%	8/15/2032	19,627	19,980
	Global Payments Inc.	5.200%	11/15/2032	36,243	36,394
	Global Payments Inc.	5.550%	11/15/2035	57,012	56,701
	Globe Life Inc.	5.850%	9/15/2034	7,480	7,859
	Goldman Sachs Capital I	6.345%	2/15/2034	600	645
	Goldman Sachs Group Inc.	2.615%	4/22/2032	112,384	103,191
	Goldman Sachs Group Inc.	2.383%	7/21/2032	154,309	139,145
	Goldman Sachs Group Inc.	2.650%	10/21/2032	96,869	88,155
	Goldman Sachs Group Inc.	6.125%	2/15/2033	51,675	56,600
	Goldman Sachs Group Inc.	3.102%	2/24/2033	142,178	131,825
	Goldman Sachs Group Inc.	6.561%	10/24/2034	168	187
	Goldman Sachs Group Inc.	5.851%	4/25/2035	105,482	112,538
	Goldman Sachs Group Inc.	5.330%	7/23/2035	93,605	96,400
	Goldman Sachs Group Inc.	5.016%	10/23/2035	95,238	96,316
	Goldman Sachs Group Inc.	5.536%	1/28/2036	107,499	112,460
	Goldman Sachs Group Inc.	4.939%	10/21/2036	119,359	118,830
	Goldman Sachs Group Inc.	5.065%	1/21/2037	141,368	142,322
	Goldman Sachs Group Inc.	5.387%	2/2/2041	30,848	30,622
12

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Golub Capital Private Credit Fund	5.600%	4/15/2031	15,467	15,073
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	28,271	29,217
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	17,162	18,024
[3]	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	3,179	3,160
	Hanover Insurance Group Inc.	5.500%	9/1/2035	13,265	13,568
[2]	HPS Corporate Lending Fund	5.650%	4/2/2031	13,200	13,077
	HPS Corporate Lending Fund	5.950%	4/14/2032	15,180	15,169
[1]	HSBC Bank USA NA	5.875%	11/1/2034	1,635	1,751
[1]	HSBC Bank USA NA	5.625%	8/15/2035	885	930
	HSBC Holdings plc	5.733%	5/17/2032	49,131	52,060
	HSBC Holdings plc	2.804%	5/24/2032	105,308	97,170
	HSBC Holdings plc	2.871%	11/22/2032	47,211	43,440
	HSBC Holdings plc	4.762%	3/29/2033	70,226	70,351
	HSBC Holdings plc	5.402%	8/11/2033	76,515	79,903
	HSBC Holdings plc	8.113%	11/3/2033	69,419	81,873
	HSBC Holdings plc	6.254%	3/9/2034	72,257	78,922
	HSBC Holdings plc	6.547%	6/20/2034	78,730	85,436
	HSBC Holdings plc	7.399%	11/13/2034	58,253	66,635
	HSBC Holdings plc	5.719%	3/4/2035	24,014	25,500
	HSBC Holdings plc	5.874%	11/18/2035	53,403	56,046
	HSBC Holdings plc	5.450%	3/3/2036	72,231	74,939
	HSBC Holdings plc	5.790%	5/13/2036	60,230	64,043
	HSBC Holdings plc	5.741%	9/10/2036	59,757	61,886
	HSBC Holdings plc	5.133%	11/6/2036	55,306	55,862
	Huntington Bancshares Inc.	5.023%	5/17/2033	18,616	18,995
	Huntington Bancshares Inc.	5.709%	2/2/2035	37,319	39,251
	Huntington Bancshares Inc.	2.487%	8/15/2036	22,411	19,776
	Huntington Bancshares Inc.	6.141%	11/18/2039	22,270	23,411
	Huntington Bancshares Inc.	5.605%	1/28/2041	23,719	23,826
	ING Groep NV	4.252%	3/28/2033	31,628	31,296
	ING Groep NV	6.114%	9/11/2034	23,642	25,734
	ING Groep NV	5.550%	3/19/2035	63,243	66,245
	ING Groep NV	5.525%	3/25/2036	32,464	33,981
	Intercontinental Exchange Inc.	1.850%	9/15/2032	66,647	57,398
	Intercontinental Exchange Inc.	4.600%	3/15/2033	74,361	75,415
	Jackson Financial Inc.	3.125%	11/23/2031	12,459	11,371
	Jackson Financial Inc.	5.670%	6/8/2032	17,051	17,496
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	13,765	13,961
	Jefferies Financial Group Inc.	2.625%	10/15/2031	52,393	46,560
	Jefferies Financial Group Inc.	6.200%	4/14/2034	36,306	38,018
	Jefferies Financial Group Inc.	5.500%	2/15/2036	55,000	53,959
	JPMorgan Chase & Co.	2.580%	4/22/2032	102,559	94,533
	JPMorgan Chase & Co.	2.545%	11/8/2032	55,027	50,107
	JPMorgan Chase & Co.	2.963%	1/25/2033	135,225	125,310
	JPMorgan Chase & Co.	4.586%	4/26/2033	56,660	57,173
	JPMorgan Chase & Co.	4.912%	7/25/2033	159,307	163,385
	JPMorgan Chase & Co.	5.717%	9/14/2033	89,868	95,268
	JPMorgan Chase & Co.	5.350%	6/1/2034	152,170	159,247
	JPMorgan Chase & Co.	6.254%	10/23/2034	114,890	126,288
	JPMorgan Chase & Co.	5.336%	1/23/2035	89,676	93,382
	JPMorgan Chase & Co.	5.766%	4/22/2035	65,872	70,454
	JPMorgan Chase & Co.	5.294%	7/22/2035	123,567	128,198
	JPMorgan Chase & Co.	4.946%	10/22/2035	53,149	53,915
	JPMorgan Chase & Co.	5.502%	1/24/2036	66,474	69,879
	JPMorgan Chase & Co.	5.572%	4/22/2036	131,342	138,645
	JPMorgan Chase & Co.	5.576%	7/23/2036	147,104	152,889
	JPMorgan Chase & Co.	4.810%	10/22/2036	122,285	121,930
	JPMorgan Chase & Co.	4.898%	1/22/2037	123,897	124,567
	JPMorgan Chase & Co.	5.193%	2/5/2037	54,786	55,363
	Kemper Corp.	3.800%	2/23/2032	31,230	28,685
[1]	Keybank National Association	4.900%	8/8/2032	30,769	30,877
	Keybank National Association	5.000%	1/26/2033	17,646	17,826
[1]	KeyCorp	4.789%	6/1/2033	18,059	18,153
	KeyCorp	6.401%	3/6/2035	38,010	41,397
	KeyCorp	5.305%	1/28/2037	29,080	29,317
	Kilroy Realty LP	2.500%	11/15/2032	8,705	7,307
	Kilroy Realty LP	2.650%	11/15/2033	10,189	8,327
	Kilroy Realty LP	5.875%	10/15/2035	2,940	2,898
	KKR & Co. Inc.	5.100%	8/7/2035	37,307	36,809
	Lazard Group LLC	6.000%	3/15/2031	8,085	8,615
13

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lazard Group LLC	5.625%	8/1/2035	8,000	8,282
	Lincoln National Corp.	3.400%	3/1/2032	4,416	4,069
	Lincoln National Corp.	5.852%	3/15/2034	3,534	3,657
	Lincoln National Corp.	5.350%	11/15/2035	20,240	19,758
	Lloyds Banking Group plc	4.976%	8/11/2033	34,142	34,948
	Lloyds Banking Group plc	7.953%	11/15/2033	24,478	28,735
	Lloyds Banking Group plc	5.679%	1/5/2035	61,616	65,206
	Lloyds Banking Group plc	5.590%	11/26/2035	31,260	32,871
	Lloyds Banking Group plc	6.068%	6/13/2036	58,210	61,291
	Lloyds Banking Group plc	4.943%	11/4/2036	20,700	20,570
	Loews Corp.	4.940%	4/1/2036	6,400	6,379
	LPL Holdings Inc.	6.000%	5/20/2034	14,019	14,653
	LPL Holdings Inc.	5.650%	3/15/2035	17,405	17,684
	LPL Holdings Inc.	5.750%	6/15/2035	14,331	14,634
	M&T Bank Corp.	6.082%	3/13/2032	35,814	38,309
	M&T Bank Corp.	5.053%	1/27/2034	45,240	45,890
[1]	M&T Bank Corp.	5.385%	1/16/2036	17,898	18,345
	Manulife Financial Corp.	3.703%	3/16/2032	21,671	20,920
	Manulife Financial Corp.	4.986%	12/11/2035	32,491	32,580
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	58,528	60,232
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	8,956	8,086
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	16,354	17,236
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	9,001	9,306
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	77,539	78,902
	Mastercard Inc.	1.900%	3/15/2031	7,940	7,206
	Mastercard Inc.	2.000%	11/18/2031	23,441	21,089
	Mastercard Inc.	4.350%	1/15/2032	35,651	36,140
	Mastercard Inc.	4.950%	3/15/2032	33,412	34,894
	Mastercard Inc.	4.850%	3/9/2033	14,732	15,229
	Mastercard Inc.	4.875%	5/9/2034	34,758	35,830
	Mastercard Inc.	4.550%	1/15/2035	41,838	42,110
	MetLife Inc.	6.500%	12/15/2032	13,330	14,982
	MetLife Inc.	5.375%	7/15/2033	39,491	41,561
	MetLife Inc.	5.300%	12/15/2034	44,676	46,453
	MetLife Inc.	5.700%	6/15/2035	28,807	30,739
[1]	MetLife Inc.	6.350%	3/15/2055	29,149	30,360
[1]	MetLife Inc.	5.850%	3/15/2056	8,500	8,439
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	83,924	75,969
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	13,451	12,219
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	15,970	14,694
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	7,694	7,650
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	54,417	56,432
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	18,171	19,198
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	20,169	21,249
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	8,670	9,123
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	61,844	64,941
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	34,837	36,802
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	58,284	61,683
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	29,295	29,989
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	49,207	49,811
	Mizuho Financial Group Inc.	2.564%	9/13/2031	27,686	25,118
	Mizuho Financial Group Inc.	4.438%	5/12/2032	14,738	14,817
	Mizuho Financial Group Inc.	2.260%	7/9/2032	2,422	2,182
	Mizuho Financial Group Inc.	5.669%	9/13/2033	24,263	25,936
	Mizuho Financial Group Inc.	5.754%	5/27/2034	29,823	31,859
	Mizuho Financial Group Inc.	5.748%	7/6/2034	25,101	26,816
	Mizuho Financial Group Inc.	5.579%	5/26/2035	25,146	26,603
	Mizuho Financial Group Inc.	5.594%	7/10/2035	14,627	15,483
	Mizuho Financial Group Inc.	5.422%	5/13/2036	4,800	5,018
	Mizuho Financial Group Inc.	5.323%	7/8/2036	58,090	60,191
	Mizuho Financial Group Inc.	5.050%	5/12/2037	22,617	22,912
	Morgan Stanley	7.250%	4/1/2032	40,379	46,751
[1]	Morgan Stanley	1.928%	4/28/2032	95,301	84,549
[1]	Morgan Stanley	2.239%	7/21/2032	139,519	125,103
[1]	Morgan Stanley	2.511%	10/20/2032	84,907	76,958
	Morgan Stanley	2.943%	1/21/2033	84,078	77,416
	Morgan Stanley	4.889%	7/20/2033	77,028	78,458
	Morgan Stanley	6.342%	10/18/2033	99,219	109,055
[1]	Morgan Stanley	5.250%	4/21/2034	126,686	131,117
[1]	Morgan Stanley	5.424%	7/21/2034	57,518	60,057
14

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	6.627%	11/1/2034	68,093	76,385
	Morgan Stanley	5.466%	1/18/2035	89,275	93,292
	Morgan Stanley	5.831%	4/19/2035	98,730	105,424
	Morgan Stanley	5.320%	7/19/2035	101,046	104,550
	Morgan Stanley	5.587%	1/18/2036	77,188	81,121
	Morgan Stanley	5.664%	4/17/2036	110,537	116,812
	Morgan Stanley	2.484%	9/16/2036	133,654	118,263
[1]	Morgan Stanley	4.892%	10/22/2036	70,549	70,180
	Morgan Stanley	5.073%	1/30/2037	86,053	86,779
	Morgan Stanley	5.297%	4/20/2037	45,692	46,811
	Morgan Stanley	5.948%	1/19/2038	81,713	86,198
	Morgan Stanley	5.942%	2/7/2039	37,538	39,511
	Morgan Stanley	5.314%	1/18/2041	12,397	12,334
	Nasdaq Inc.	5.550%	2/15/2034	32,119	33,841
	NatWest Group plc	6.016%	3/2/2034	23,819	25,663
	NatWest Group plc	5.778%	3/1/2035	44,347	47,144
	Nomura Holdings Inc.	2.608%	7/14/2031	35,120	32,037
	Nomura Holdings Inc.	2.999%	1/22/2032	175	161
	Nomura Holdings Inc.	6.181%	1/18/2033	33,438	36,378
	Nomura Holdings Inc.	6.087%	7/12/2033	897	974
	Nomura Holdings Inc.	5.783%	7/3/2034	31,022	32,963
	Nomura Holdings Inc.	5.491%	6/29/2035	25,558	26,638
	Nomura Holdings Inc.	5.043%	6/10/2036	30,860	30,937
	Northern Trust Corp.	6.125%	11/2/2032	1,581	1,730
	Northern Trust Corp.	5.117%	11/19/2040	29,178	29,238
	Old National Bancorp	5.768%	2/15/2036	6,458	6,548
	Old Republic International Corp.	5.750%	3/28/2034	17,546	18,394
	ORIX Corp.	3.700%	7/18/2027	1	1
	ORIX Corp.	2.250%	3/9/2031	14,744	13,438
	ORIX Corp.	4.000%	4/13/2032	5,598	5,513
	ORIX Corp.	5.200%	9/13/2032	9,006	9,420
	ORIX Corp.	5.400%	2/25/2035	15,990	16,701
	PayPal Holdings Inc.	4.400%	6/1/2032	50,597	50,716
	PayPal Holdings Inc.	5.150%	6/1/2034	18,895	19,236
	PayPal Holdings Inc.	5.100%	4/1/2035	20,379	20,554
	PNC Financial Services Group Inc.	2.307%	4/23/2032	46,948	42,765
	PNC Financial Services Group Inc.	4.812%	10/21/2032	73,772	75,387
	PNC Financial Services Group Inc.	4.626%	6/6/2033	49,070	48,962
	PNC Financial Services Group Inc.	6.037%	10/28/2033	37,511	40,717
	PNC Financial Services Group Inc.	5.068%	1/24/2034	21,390	22,068
	PNC Financial Services Group Inc.	5.939%	8/18/2034	30,608	33,049
	PNC Financial Services Group Inc.	6.875%	10/20/2034	92,073	104,519
	PNC Financial Services Group Inc.	5.676%	1/22/2035	66,216	70,211
	PNC Financial Services Group Inc.	5.401%	7/23/2035	29,447	30,668
	PNC Financial Services Group Inc.	5.575%	1/29/2036	78,952	83,160
	PNC Financial Services Group Inc.	5.373%	7/21/2036	4,445	4,604
	PNC Financial Services Group Inc.	5.423%	1/25/2041	42,619	43,035
	Primerica Inc.	2.800%	11/19/2031	31,411	28,723
	Principal Financial Group Inc.	5.375%	3/15/2033	15,188	15,901
	Progressive Corp.	3.000%	3/15/2032	34,764	32,256
	Progressive Corp.	6.250%	12/1/2032	8,339	9,263
	Progressive Corp.	4.950%	6/15/2033	10,892	11,226
[1]	Prudential Financial Inc.	5.750%	7/15/2033	13,579	14,852
	Prudential Financial Inc.	5.200%	3/14/2035	8,874	9,095
	Prudential Financial Inc.	5.125%	3/1/2052	48,723	47,970
	Prudential Financial Inc.	6.000%	9/1/2052	36,793	38,114
	Prudential Financial Inc.	6.750%	3/1/2053	6,380	6,838
	Prudential Financial Inc.	6.500%	3/15/2054	35,970	37,917
	Prudential Funding Asia plc	3.625%	3/24/2032	21,322	20,642
	Raymond James Financial Inc.	4.900%	9/11/2035	20,721	20,669
	Regions Financial Corp.	5.502%	9/6/2035	23,599	24,407
	Reinsurance Group of America Inc.	6.000%	9/15/2033	6,647	7,106
	Reinsurance Group of America Inc.	5.750%	9/15/2034	21,540	22,518
	Reinsurance Group of America Inc.	6.650%	9/15/2055	21,110	21,835
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	16,354	17,242
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	25,920	27,142
[1]	Royal Bank of Canada	2.300%	11/3/2031	68,739	62,749
	Royal Bank of Canada	3.875%	5/4/2032	37,581	36,911
[1]	Royal Bank of Canada	5.000%	2/1/2033	67,737	70,245
[1]	Royal Bank of Canada	5.000%	5/2/2033	17,760	18,429
15

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Royal Bank of Canada	5.150%	2/1/2034	38,232	40,234
	Santander Holdings USA Inc.	6.342%	5/31/2035	23,555	25,376
	Santander UK Group Holdings plc	2.896%	3/15/2032	6,796	6,308
	Santander UK Group Holdings plc	5.136%	9/22/2036	30,252	30,274
	Selective Insurance Group Inc.	5.900%	4/15/2035	13,635	14,434
	State Street Corp.	2.200%	3/3/2031	23,384	21,285
	State Street Corp.	4.675%	10/22/2032	41,969	42,885
	State Street Corp.	2.623%	2/7/2033	870	792
	State Street Corp.	4.421%	5/13/2033	3,559	3,571
	State Street Corp.	4.164%	8/4/2033	16,655	16,434
	State Street Corp.	4.821%	1/26/2034	18,635	18,998
	State Street Corp.	5.159%	5/18/2034	29,719	30,838
	State Street Corp.	6.123%	11/21/2034	14,808	16,072
	State Street Corp.	5.146%	2/28/2036	18,434	18,974
	State Street Corp.	4.784%	10/23/2036	29,799	29,749
	Stewart Information Services Corp.	3.600%	11/15/2031	12,612	11,403
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	31,752	33,443
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	40,822	36,663
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	23,220	24,527
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	62,224	66,760
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	8,703	8,947
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	26,460	28,493
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	7,532	8,126
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	67,826	71,775
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	35,673	38,082
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	14,769	15,279
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	38,493	38,944
	Synchrony Financial	2.875%	10/28/2031	24,927	22,369
	Synchrony Financial	4.947%	2/25/2032	3,650	3,626
	Synchrony Financial	6.000%	7/29/2036	4,915	5,008
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	39,764	35,859
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	19,401	17,596
	Toronto-Dominion Bank	5.298%	1/30/2032	35,542	37,373
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	48,247	45,445
	Toronto-Dominion Bank	4.456%	6/8/2032	50,160	50,534
	Toronto-Dominion Bank	4.928%	10/15/2035	39,571	39,913
	TPG Operating Group II LP	4.875%	5/15/2031	5,921	5,946
	TPG Operating Group II LP	5.875%	3/5/2034	23,141	23,945
	TPG Operating Group II LP	5.375%	1/15/2036	6,903	6,828
	Travelers Cos. Inc.	5.050%	7/24/2035	13,517	13,874
	Travelers Property Casualty Corp.	6.375%	3/15/2033	20,008	22,660
[1]	Truist Financial Corp.	5.153%	8/5/2032	23,686	24,579
[1]	Truist Financial Corp.	4.916%	7/28/2033	51,735	52,175
[1]	Truist Financial Corp.	6.123%	10/28/2033	32,032	34,742
[1]	Truist Financial Corp.	5.122%	1/26/2034	30,396	31,165
[1]	Truist Financial Corp.	5.867%	6/8/2034	68,098	72,857
[1]	Truist Financial Corp.	5.711%	1/24/2035	57,815	61,214
[1]	Truist Financial Corp.	4.964%	10/23/2036	33,650	33,550
	UBS Americas Inc.	7.125%	7/15/2032	39,673	45,720
	Unum Group	5.250%	12/15/2035	5,580	5,531
[1]	US Bancorp	2.677%	1/27/2033	4,435	4,035
[1]	US Bancorp	4.967%	7/22/2033	46,578	47,401
	US Bancorp	5.850%	10/21/2033	13,928	15,007
	US Bancorp	4.839%	2/1/2034	36,665	37,194
	US Bancorp	5.836%	6/12/2034	76,842	82,351
	US Bancorp	5.678%	1/23/2035	107,505	114,227
	US Bancorp	5.424%	2/12/2036	32,506	34,094
	US Bancorp	2.491%	11/3/2036	44,101	39,033
	US Bancorp	5.033%	1/26/2037	32,940	33,257
	Visa Inc.	4.400%	2/12/2033	22,300	22,547
	Visa Inc.	4.150%	12/14/2035	40,810	39,955
	Visa Inc.	4.700%	2/12/2036	22,950	23,182
	Voya Financial Inc.	5.000%	9/20/2034	23,649	23,453
	Wachovia Corp.	5.500%	8/1/2035	1,145	1,191
[1]	Wells Fargo & Co.	3.350%	3/2/2033	152,207	142,932
[1]	Wells Fargo & Co.	4.897%	7/25/2033	88,902	90,645
	Wells Fargo & Co.	5.389%	4/24/2034	113,168	117,877
[1]	Wells Fargo & Co.	5.557%	7/25/2034	138,554	145,718
	Wells Fargo & Co.	6.491%	10/23/2034	122,712	136,243
	Wells Fargo & Co.	5.499%	1/23/2035	117,883	123,414
16

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.375%	2/7/2035	2,765	2,906
	Wells Fargo & Co.	5.211%	12/3/2035	69,703	71,501
	Wells Fargo & Co.	5.605%	4/23/2036	116,186	122,259
	Wells Fargo & Co.	4.892%	9/15/2036	56,132	56,168
	Wells Fargo & Co.	4.960%	1/23/2037	115,925	116,325
	Western Union Co.	2.750%	3/15/2031	3,642	3,324
	Westpac Banking Corp.	2.150%	6/3/2031	46,455	42,525
	Westpac Banking Corp.	5.405%	8/10/2033	28,987	30,236
	Westpac Banking Corp.	6.820%	11/17/2033	15,199	17,136
[1]	Westpac Banking Corp.	5.618%	11/20/2035	45,011	47,116
	Westpac Banking Corp.	3.020%	11/18/2036	50,516	46,252
	Willis North America Inc.	4.550%	3/15/2031	9,000	9,008
	Willis North America Inc.	5.350%	5/15/2033	32,269	33,240
	Zions Bancorp NA	6.816%	11/19/2035	14,181	15,076
					22,337,425
Health Care (9.1%)
[3]	Abbott Laboratories	4.300%	3/15/2033	76,800	76,730
[3]	Abbott Laboratories	4.650%	3/15/2036	97,556	97,502
	AbbVie Inc.	4.950%	3/15/2031	44,825	46,651
[3]	AbbVie Inc.	4.400%	3/15/2033	16,300	16,371
	AbbVie Inc.	5.050%	3/15/2034	111,323	115,551
[4]	AbbVie Inc.	4.550%	3/15/2035	78,961	78,582
	AbbVie Inc.	5.200%	3/15/2035	30,951	32,240
	AbbVie Inc.	4.500%	5/14/2035	74,328	73,654
[3]	AbbVie Inc.	4.750%	3/15/2036	16,431	16,521
	Adventist Health System	5.430%	3/1/2032	18,268	19,017
	Adventist Health System	5.757%	12/1/2034	13,497	14,236
	Agilent Technologies Inc.	2.300%	3/12/2031	8,838	8,073
	Agilent Technologies Inc.	4.750%	9/9/2034	24,091	24,275
	Amgen Inc.	2.000%	1/15/2032	61,616	54,423
	Amgen Inc.	3.350%	2/22/2032	32,530	30,975
	Amgen Inc.	4.200%	3/1/2033	1,145	1,130
	Amgen Inc.	5.250%	3/2/2033	150,960	157,990
	Amgen Inc.	4.850%	2/19/2036	12,829	12,898
[1]	Ascension Health	4.923%	11/15/2035	45,850	46,812
	AstraZeneca Finance LLC	2.250%	5/28/2031	18,345	16,813
[3]	AstraZeneca Finance LLC	4.300%	3/2/2033	13,125	13,159
	AstraZeneca Finance LLC	4.875%	3/3/2033	24,198	25,149
	AstraZeneca Finance LLC	5.000%	2/26/2034	34,559	35,954
[3]	AstraZeneca Finance LLC	4.600%	3/2/2036	19,125	19,122
	Banner Health	1.897%	1/1/2031	4,860	4,408
	Baxter International Inc.	1.730%	4/1/2031	4,514	3,891
	Baxter International Inc.	2.539%	2/1/2032	78,168	68,249
	Baxter International Inc.	5.650%	12/15/2035	15,230	15,490
	Becton Dickinson & Co.	4.298%	8/22/2032	21,856	21,832
	Becton Dickinson & Co.	5.110%	2/8/2034	8,049	8,285
	Biogen Inc.	5.750%	5/15/2035	21,405	22,817
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	19,802	18,847
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	62,677	58,552
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	2,209	2,423
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	96,298	100,744
	Cardinal Health Inc.	5.450%	2/15/2034	16,801	17,670
	Cardinal Health Inc.	5.350%	11/15/2034	33,466	34,781
	Cardinal Health Inc.	5.150%	9/15/2035	6,095	6,237
[1]	Cedars-Sinai Health System	2.288%	8/15/2031	6,155	5,626
	Cencora Inc.	2.700%	3/15/2031	20,357	18,975
	Cencora Inc.	4.600%	2/13/2033	5,515	5,554
	Cencora Inc.	5.125%	2/15/2034	6,714	6,959
	Cencora Inc.	5.150%	2/15/2035	29,643	30,633
	Cencora Inc.	4.900%	2/13/2036	11,549	11,628
	Centene Corp.	2.500%	3/1/2031	51,853	44,984
	Centene Corp.	2.625%	8/1/2031	6,744	5,849
	Cigna Group	2.375%	3/15/2031	41,068	37,660
	Cigna Group	5.125%	5/15/2031	33,415	34,762
	Cigna Group	4.875%	9/15/2032	65,854	67,332
	Cigna Group	5.400%	3/15/2033	31,948	33,569
	Cigna Group	5.250%	2/15/2034	17,485	18,115
	Cigna Group	5.250%	1/15/2036	16,541	16,981
	CommonSpirit Health	5.205%	12/1/2031	39,407	41,084
17

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	5.318%	12/1/2034	11,927	12,319
	CommonSpirit Health	4.825%	9/1/2035	6,571	6,582
[1]	CommonSpirit Health	4.975%	9/1/2035	18,670	18,787
	CVS Health Corp.	1.750%	8/21/2030	6,292	5,654
	CVS Health Corp.	1.875%	2/28/2031	57,704	51,410
	CVS Health Corp.	2.125%	9/15/2031	30,767	27,306
	CVS Health Corp.	5.000%	9/15/2032	20,855	21,393
	CVS Health Corp.	5.250%	2/21/2033	40,582	42,096
	CVS Health Corp.	5.300%	6/1/2033	13,647	14,138
	CVS Health Corp.	5.700%	6/1/2034	58,196	61,375
	CVS Health Corp.	4.875%	7/20/2035	6,568	6,518
	CVS Health Corp.	5.450%	9/15/2035	63,366	65,333
	Elevance Health Inc.	4.101%	3/1/2028	1	—
	Elevance Health Inc.	2.550%	3/15/2031	8,135	7,493
	Elevance Health Inc.	4.950%	11/1/2031	26,657	27,435
	Elevance Health Inc.	4.100%	5/15/2032	5,499	5,397
	Elevance Health Inc.	4.600%	9/15/2032	24,624	24,837
	Elevance Health Inc.	5.500%	10/15/2032	28,133	29,683
	Elevance Health Inc.	4.750%	2/15/2033	39,286	39,707
	Elevance Health Inc.	5.375%	6/15/2034	46,019	47,871
	Elevance Health Inc.	5.950%	12/15/2034	21,217	22,903
	Elevance Health Inc.	5.200%	2/15/2035	38,176	39,200
	Elevance Health Inc.	5.000%	1/15/2036	30,700	30,837
	Eli Lilly & Co.	4.250%	3/15/2031	22,650	22,964
	Eli Lilly & Co.	4.900%	2/12/2032	35,811	37,286
	Eli Lilly & Co.	4.550%	10/15/2032	57,109	58,269
	Eli Lilly & Co.	4.700%	2/27/2033	8,061	8,293
	Eli Lilly & Co.	4.700%	2/9/2034	46,273	47,439
	Eli Lilly & Co.	4.600%	8/14/2034	38,241	38,826
	Eli Lilly & Co.	5.100%	2/12/2035	46,402	48,387
	Eli Lilly & Co.	4.900%	10/15/2035	45,113	46,201
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	10,540	10,796
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	44,048	47,652
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	39,744	41,624
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	29,674	29,840
	Gilead Sciences Inc.	5.250%	10/15/2033	2,310	2,438
	Gilead Sciences Inc.	5.100%	6/15/2035	50,126	51,867
	Gilead Sciences Inc.	4.600%	9/1/2035	34,538	34,490
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	1	—
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,741	4,005
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	30,309	30,913
	HCA Inc.	5.450%	4/1/2031	51,597	54,015
	HCA Inc.	2.375%	7/15/2031	11,270	10,174
	HCA Inc.	5.500%	3/1/2032	19,068	20,002
	HCA Inc.	3.625%	3/15/2032	74,499	70,901
	HCA Inc.	4.600%	11/15/2032	44,975	45,005
	HCA Inc.	5.500%	6/1/2033	26,656	27,915
	HCA Inc.	5.600%	4/1/2034	48,158	50,536
	HCA Inc.	5.450%	9/15/2034	55,531	57,669
	HCA Inc.	5.750%	3/1/2035	65,983	69,858
	HCA Inc.	4.900%	11/15/2035	30,872	30,734
	Humana Inc.	5.375%	4/15/2031	26,747	27,565
	Humana Inc.	2.150%	2/3/2032	33,727	29,447
	Humana Inc.	5.875%	3/1/2033	37,838	39,602
	Humana Inc.	5.950%	3/15/2034	39,807	41,726
	Humana Inc.	5.550%	5/1/2035	4,056	4,130
	Icon Investments Six DAC	6.000%	5/8/2034	13,761	14,123
	Johnson & Johnson	4.900%	6/1/2031	25,669	26,929
	Johnson & Johnson	4.850%	3/1/2032	62,468	65,506
	Johnson & Johnson	4.950%	5/15/2033	5,380	5,705
	Johnson & Johnson	4.375%	12/5/2033	11,050	11,252
	Johnson & Johnson	4.950%	6/1/2034	1,405	1,487
	Johnson & Johnson	5.000%	3/1/2035	40,993	43,120
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	21,500	19,897
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	35,496	35,770
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	17,605	17,619
	McKesson Corp.	4.950%	5/30/2032	30,613	31,825
	McKesson Corp.	5.100%	7/15/2033	3,834	4,003
	McKesson Corp.	5.250%	5/30/2035	31,313	32,849
	Medtronic Global Holdings SCA	4.500%	3/30/2033	37,757	38,115
18

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medtronic Inc.	4.375%	3/15/2035	55,879	55,268
	Merck & Co. Inc.	4.150%	3/15/2031	24,675	24,859
	Merck & Co. Inc.	2.150%	12/10/2031	91,957	83,129
	Merck & Co. Inc.	4.550%	9/15/2032	32,035	32,783
	Merck & Co. Inc.	4.450%	12/4/2032	36,461	36,942
	Merck & Co. Inc.	4.500%	5/17/2033	29,450	29,967
	Merck & Co. Inc.	6.500%	12/1/2033	6,534	7,446
	Merck & Co. Inc.	4.950%	9/15/2035	76,296	78,219
	Merck & Co. Inc.	4.750%	12/4/2035	61,036	61,627
	Novartis Capital Corp.	2.200%	8/14/2030	16,862	15,721
	Novartis Capital Corp.	4.000%	9/18/2031	11,610	11,647
	Novartis Capital Corp.	4.300%	11/5/2032	36,774	37,062
	Novartis Capital Corp.	4.200%	9/18/2034	8,825	8,753
	Novartis Capital Corp.	4.600%	11/5/2035	44,110	44,336
	OhioHealth Corp.	2.297%	11/15/2031	5,220	4,764
	Orlando Health Obligated Group	5.475%	10/1/2035	17,945	19,089
	PeaceHealth Obligated Group	4.855%	11/15/2032	3,190	3,257
	Pfizer Inc.	1.750%	8/18/2031	60,681	54,151
	Pfizer Inc.	4.500%	11/15/2032	36,039	36,600
	Pfizer Inc.	4.875%	11/15/2035	67,033	68,316
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	175,833	179,479
[1]	Piedmont Healthcare Inc.	2.044%	1/1/2032	4,513	4,020
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	37,469	39,259
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	3,565	3,729
	Quest Diagnostics Inc.	2.800%	6/30/2031	39,619	36,919
	Quest Diagnostics Inc.	6.400%	11/30/2033	10,193	11,388
	Quest Diagnostics Inc.	5.000%	12/15/2034	24,058	24,617
	Revvity Inc.	2.250%	9/15/2031	8,608	7,658
	Royalty Pharma plc	2.200%	9/2/2030	26,019	23,872
	Royalty Pharma plc	2.150%	9/2/2031	23,424	20,927
	Royalty Pharma plc	5.200%	9/25/2035	22,443	22,795
	Sanofi SA	4.200%	11/3/2032	40,935	41,049
	Smith & Nephew plc	5.400%	3/20/2034	25,630	26,674
	Solventum Corp.	5.450%	3/13/2031	20,645	21,644
	Solventum Corp.	5.600%	3/23/2034	63,476	66,317
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	11,175	10,377
	Stryker Corp.	4.625%	9/11/2034	14,746	14,786
	Stryker Corp.	5.200%	2/10/2035	47,609	49,389
[1]	Sutter Health	2.294%	8/15/2030	4,599	4,270
[1]	Sutter Health	5.213%	8/15/2032	14,631	15,351
	Sutter Health	5.164%	8/15/2033	4,933	5,134
[1]	Sutter Health	5.537%	8/15/2035	49,333	52,420
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	30,038	31,324
	Takeda US Financing Inc.	5.200%	7/7/2035	54,467	56,005
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	7,550	7,606
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	66,468	59,729
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	31,503	31,846
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	13,774	14,292
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	8,098	8,192
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	26,676	27,836
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	2,725	2,860
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	37,940	38,276
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	11,931	12,130
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,838	12,231
	UnitedHealth Group Inc.	2.300%	5/15/2031	50,271	45,856
	UnitedHealth Group Inc.	4.950%	1/15/2032	71,654	73,900
	UnitedHealth Group Inc.	4.200%	5/15/2032	56,430	56,166
	UnitedHealth Group Inc.	5.350%	2/15/2033	69,130	72,568
	UnitedHealth Group Inc.	4.500%	4/15/2033	60,954	60,843
	UnitedHealth Group Inc.	5.000%	4/15/2034	53,152	54,529
	UnitedHealth Group Inc.	5.150%	7/15/2034	60,136	62,110
	UnitedHealth Group Inc.	5.300%	6/15/2035	49,802	51,937
	UnitedHealth Group Inc.	4.625%	7/15/2035	5,483	5,450
	Universal Health Services Inc.	2.650%	1/15/2032	10,454	9,355
	Universal Health Services Inc.	5.050%	10/15/2034	21,424	21,230
	UPMC	5.035%	5/15/2033	6,629	6,834
	Wyeth LLC	6.500%	2/1/2034	2,445	2,766
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	40,672	37,147
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	30,195	31,055
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	8,085	8,460
19

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	5.600%	11/16/2032	34,056	36,469
	Zoetis Inc.	5.000%	8/17/2035	34,353	35,026
					6,264,846
Industrials (5.9%)
	3M Co.	5.150%	3/15/2035	23,072	23,829
	AGCO Corp.	5.800%	3/21/2034	22,837	24,142
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	22,350	23,346
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	15,360	16,203
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	20,311	18,620
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	11,350	11,389
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	18,903	18,088
	Amphenol Corp.	2.200%	9/15/2031	6,873	6,231
	Amphenol Corp.	4.400%	2/15/2033	45,630	45,734
	Amphenol Corp.	5.250%	4/5/2034	32,034	33,532
	Amphenol Corp.	5.000%	1/15/2035	34,738	35,626
	Amphenol Corp.	4.625%	2/15/2036	47,945	47,628
	Boeing Co.	6.388%	5/1/2031	15,800	17,260
	Boeing Co.	3.600%	5/1/2034	1,510	1,393
	Boeing Co.	6.528%	5/1/2034	143,881	161,438
	Boeing Co.	3.250%	2/1/2035	2,533	2,256
	Canadian National Railway Co.	4.200%	3/12/2031	8,500	8,555
	Canadian National Railway Co.	3.850%	8/5/2032	29,878	29,242
	Canadian National Railway Co.	5.850%	11/1/2033	7,907	8,619
	Canadian National Railway Co.	6.250%	8/1/2034	14,206	15,903
	Canadian National Railway Co.	4.375%	9/18/2034	1,178	1,171
	Canadian National Railway Co.	4.750%	11/12/2035	9,901	10,048
	Canadian Pacific Railway Co.	7.125%	10/15/2031	16,562	18,903
	Canadian Pacific Railway Co.	2.450%	12/2/2031	65,208	59,356
	Canadian Pacific Railway Co.	5.200%	3/30/2035	20,697	21,657
	Carrier Global Corp.	5.900%	3/15/2034	25,001	27,021
	Caterpillar Inc.	5.200%	5/15/2035	65,547	68,667
	Caterpillar Inc.	5.300%	9/15/2035	820	876
	CNH Industrial Capital LLC	4.375%	3/7/2031	13,500	13,483
	CSX Corp.	4.100%	11/15/2032	28,357	28,245
	CSX Corp.	5.200%	11/15/2033	7,533	7,918
	CSX Corp.	5.050%	6/15/2035	35,601	36,689
	Cummins Inc.	5.150%	2/20/2034	6,708	7,003
	Cummins Inc.	5.300%	5/9/2035	42,435	44,660
	Deere & Co.	7.125%	3/3/2031	740	848
	Deere & Co.	5.450%	1/16/2035	31,607	33,743
	Delta Air Lines Inc.	5.250%	7/10/2030	4,706	4,853
	Dover Corp.	5.375%	10/15/2035	8,600	9,196
	Eaton Corp.	4.000%	11/2/2032	34,542	34,287
	Eaton Corp.	4.150%	3/15/2033	28,706	28,605
	Embraer Netherlands Finance BV	5.980%	2/11/2035	23,837	25,581
	Emerson Electric Co.	2.200%	12/21/2031	46,370	41,938
	Emerson Electric Co.	5.000%	3/15/2035	8,845	9,151
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	5,388	4,789
[1]	FedEx Corp.	4.250%	5/15/2030	20,755	20,925
[1]	FedEx Corp.	2.400%	5/15/2031	31,560	28,996
[1]	FedEx Corp.	4.900%	1/15/2034	12,540	12,825
[1]	FedEx Corp.	3.900%	2/1/2035	94	90
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	10,467	10,524
[2]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	27,469	27,452
[2]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	14,158	14,110
	Flowserve Corp.	2.800%	1/15/2032	40	36
	GE Capital Funding LLC	4.550%	5/15/2032	24,482	24,940
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	19,327	19,069
	GE Vernova Inc.	4.875%	2/4/2036	16,199	16,402
	General Dynamics Corp.	2.250%	6/1/2031	13,753	12,627
	General Dynamics Corp.	4.950%	8/15/2035	2,274	2,351
[1]	General Electric Co.	6.750%	3/15/2032	62,840	71,805
	General Electric Co.	4.900%	1/29/2036	1,880	1,927
	GXO Logistics Inc.	6.500%	5/6/2034	18,164	19,799
	HEICO Corp.	5.350%	8/1/2033	17,664	18,551
	Hexcel Corp.	5.875%	2/26/2035	7,862	8,375
	Honeywell International Inc.	1.750%	9/1/2031	25,204	22,304
	Honeywell International Inc.	4.950%	9/1/2031	40,247	42,033
	Honeywell International Inc.	4.750%	2/1/2032	34,247	35,250
20

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.000%	2/15/2033	33,276	34,690
	Honeywell International Inc.	4.500%	1/15/2034	34,186	34,331
	Honeywell International Inc.	5.000%	3/1/2035	34,279	35,295
	Howmet Aerospace Inc.	4.850%	10/15/2031	13,010	13,490
	Howmet Aerospace Inc.	4.550%	11/15/2032	18,520	18,875
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	28,373	30,326
	IDEX Corp.	2.625%	6/15/2031	14,709	13,497
	Ingersoll Rand Inc.	5.314%	6/15/2031	7,750	8,139
	Ingersoll Rand Inc.	5.700%	8/14/2033	35,795	38,244
	Ingersoll Rand Inc.	5.450%	6/15/2034	25,802	27,054
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	17,464	18,406
[3]	Jacobs Solutions Inc.	5.375%	3/3/2036	13,750	13,734
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	2,749	2,655
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	10,867	9,856
[1]	John Deere Capital Corp.	4.900%	3/7/2031	43,112	44,907
[1]	John Deere Capital Corp.	2.000%	6/17/2031	2,754	2,491
	John Deere Capital Corp.	4.400%	9/8/2031	15,181	15,474
[1]	John Deere Capital Corp.	3.900%	6/7/2032	537	532
[1]	John Deere Capital Corp.	4.350%	9/15/2032	44,602	45,148
[1]	John Deere Capital Corp.	5.100%	4/11/2034	40,654	42,496
[1]	John Deere Capital Corp.	5.050%	6/12/2034	40,614	42,328
	Johnson Controls International plc	2.000%	9/16/2031	17,386	15,496
	Johnson Controls International plc	4.900%	12/1/2032	21,414	22,003
	Kennametal Inc.	2.800%	3/1/2031	9,361	8,714
	Keysight Technologies Inc.	4.950%	10/15/2034	11,446	11,672
	L3Harris Technologies Inc.	5.250%	6/1/2031	19,522	20,444
	L3Harris Technologies Inc.	5.400%	7/31/2033	53,524	56,372
	L3Harris Technologies Inc.	5.350%	6/1/2034	31,572	32,966
	LKQ Corp.	6.250%	6/15/2033	13,781	14,607
	Lockheed Martin Corp.	4.700%	12/15/2031	41,710	43,182
	Lockheed Martin Corp.	3.900%	6/15/2032	36,477	36,220
	Lockheed Martin Corp.	5.250%	1/15/2033	45,409	48,293
	Lockheed Martin Corp.	4.750%	2/15/2034	1,201	1,232
	Lockheed Martin Corp.	4.800%	8/15/2034	27,700	28,348
	Lockheed Martin Corp.	3.600%	3/1/2035	1,358	1,270
	Lockheed Martin Corp.	5.000%	8/15/2035	27,392	28,307
	Nordson Corp.	5.800%	9/15/2033	15,942	17,043
	Norfolk Southern Corp.	5.050%	8/1/2030	11,898	12,373
	Norfolk Southern Corp.	2.300%	5/15/2031	27,735	25,332
	Norfolk Southern Corp.	3.000%	3/15/2032	26,430	24,675
	Norfolk Southern Corp.	4.450%	3/1/2033	15,503	15,608
	Norfolk Southern Corp.	5.550%	3/15/2034	25,533	27,140
	Norfolk Southern Corp.	5.100%	5/1/2035	3,175	3,276
	Northrop Grumman Corp.	4.700%	3/15/2033	53,562	54,704
	Northrop Grumman Corp.	4.900%	6/1/2034	36,667	37,631
	Northrop Grumman Corp.	5.250%	7/15/2035	3,221	3,373
	nVent Finance Sarl	2.750%	11/15/2031	7,796	7,074
	nVent Finance Sarl	5.650%	5/15/2033	18,660	19,690
	Otis Worldwide Corp.	5.125%	11/19/2031	30,839	32,251
	Otis Worldwide Corp.	5.131%	9/4/2035	16,965	17,455
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	10,258	10,649
[1]	Parker-Hannifin Corp.	4.200%	11/21/2034	6,623	6,537
	Pentair Finance Sarl	5.900%	7/15/2032	17,999	19,291
	Regal Rexnord Corp.	6.400%	4/15/2033	39,872	43,415
	Republic Services Inc.	1.750%	2/15/2032	30,771	26,872
	Republic Services Inc.	2.375%	3/15/2033	5,518	4,880
	Republic Services Inc.	5.000%	12/15/2033	856	891
	Republic Services Inc.	5.000%	4/1/2034	30,996	32,112
	Republic Services Inc.	5.200%	11/15/2034	23,078	24,137
	Republic Services Inc.	5.150%	3/15/2035	38,435	40,082
	Rockwell Automation Inc.	1.750%	8/15/2031	27,388	24,258
	RTX Corp.	6.000%	3/15/2031	10,512	11,399
	RTX Corp.	1.900%	9/1/2031	38,845	34,552
	RTX Corp.	2.375%	3/15/2032	58,432	52,677
	RTX Corp.	5.150%	2/27/2033	51,742	54,141
	RTX Corp.	6.100%	3/15/2034	60,208	66,539
	RTX Corp.	5.400%	5/1/2035	6,573	7,002
	Ryder System Inc.	6.600%	12/1/2033	13,705	15,438
	Southwest Airlines Co.	5.250%	11/15/2035	23,626	23,438
	Teledyne Technologies Inc.	2.750%	4/1/2031	31,358	29,307
21

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Textron Inc.	6.100%	11/15/2033	21,119	23,096
	Textron Inc.	5.500%	5/15/2035	16,463	17,303
	Timken Co.	4.125%	4/1/2032	12,113	11,800
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	21,690	22,820
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	16,598	17,296
	Trimble Inc.	6.100%	3/15/2033	31,742	33,875
	Triton Container International Ltd.	3.250%	3/15/2032	14,088	13,052
	Triton Container International Ltd.	5.150%	2/15/2033	14,587	14,590
	Tyco Electronics Group SA	2.500%	2/4/2032	18,024	16,403
	Tyco Electronics Group SA	4.875%	2/9/2036	8,202	8,326
	Union Pacific Corp.	2.375%	5/20/2031	44,259	40,896
	Union Pacific Corp.	2.800%	2/14/2032	23,623	21,979
	Union Pacific Corp.	4.500%	1/20/2033	26,804	27,314
	Union Pacific Corp.	3.375%	2/1/2035	1,949	1,786
	Union Pacific Corp.	5.100%	2/20/2035	46,622	48,618
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	20,524	21,777
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	1,982	1,972
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	10,006	9,377
	United Parcel Service Inc.	4.875%	3/3/2033	23,079	24,065
	United Parcel Service Inc.	5.150%	5/22/2034	6,522	6,868
	United Parcel Service Inc.	5.250%	5/14/2035	58,412	61,366
	Veralto Corp.	5.450%	9/18/2033	29,298	30,867
[3]	Vertiv Holdings Co.	4.850%	3/15/2036	9,500	9,463
	Vontier Corp.	2.950%	4/1/2031	17,147	15,924
	Waste Connections Inc.	2.200%	1/15/2032	10,088	9,046
	Waste Connections Inc.	3.200%	6/1/2032	15,202	14,350
	Waste Connections Inc.	4.200%	1/15/2033	23,378	23,096
	Waste Connections Inc.	5.000%	3/1/2034	23,170	23,922
	Waste Connections Inc.	5.250%	9/1/2035	29,470	30,837
	Waste Management Inc.	1.500%	3/15/2031	32,539	28,824
	Waste Management Inc.	4.950%	7/3/2031	41,333	43,116
	Waste Management Inc.	4.800%	3/15/2032	31,393	32,485
	Waste Management Inc.	4.150%	4/15/2032	46,045	46,089
	Waste Management Inc.	4.625%	2/15/2033	11,650	11,917
	Waste Management Inc.	4.875%	2/15/2034	11,960	12,381
	Waste Management Inc.	4.950%	3/15/2035	46,625	47,924
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	11,374	12,064
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	32,634	34,345
	WW Grainger Inc.	4.450%	9/15/2034	18,939	18,992
					4,074,670
Materials (3.0%)
	Air Products and Chemicals Inc.	4.750%	2/8/2031	10,400	10,739
	Air Products and Chemicals Inc.	4.900%	10/11/2032	276	286
	Air Products and Chemicals Inc.	4.800%	3/3/2033	23,524	24,218
	Air Products and Chemicals Inc.	4.850%	2/8/2034	36,333	37,279
	Albemarle Corp.	5.050%	6/1/2032	29,486	30,063
	Amcor Finance USA Inc.	5.625%	5/26/2033	6,950	7,373
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	19,496	18,012
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	35,403	37,245
	Amrize Finance US LLC	5.400%	4/7/2035	50,268	52,551
	AptarGroup Inc.	4.750%	3/30/2031	6,815	6,916
	AptarGroup Inc.	3.600%	3/15/2032	7,205	6,874
	ArcelorMittal SA	6.800%	11/29/2032	20,074	22,763
	ArcelorMittal SA	6.000%	6/17/2034	23,360	25,295
	Berry Global Inc.	5.800%	6/15/2031	37,259	39,692
	Berry Global Inc.	5.650%	1/15/2034	41,885	44,253
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	43,403	45,386
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	2,165	2,227
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	23,786	24,940
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	61,850	64,862
	Cabot Corp.	5.000%	6/30/2032	13,171	13,482
	Carlisle Cos. Inc.	2.200%	3/1/2032	25,756	22,760
	Carlisle Cos. Inc.	5.250%	9/15/2035	16,170	16,687
	CF Industries Inc.	5.150%	3/15/2034	15,710	15,981
	CF Industries Inc.	5.300%	11/26/2035	45,930	46,707
	CRH America Finance Inc.	5.400%	5/21/2034	20,204	21,115
	CRH America Finance Inc.	5.500%	1/9/2035	47,687	50,165
	Dow Chemical Co.	6.300%	3/15/2033	28,567	30,377
	Dow Chemical Co.	5.150%	2/15/2034	698	695
22

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	4.250%	10/1/2034	8,925	8,251
	Dow Chemical Co.	5.350%	3/15/2035	20,055	19,927
	Eagle Materials Inc.	2.500%	7/1/2031	28,242	25,856
	Eastman Chemical Co.	5.750%	3/8/2033	2,255	2,398
	Eastman Chemical Co.	5.625%	2/20/2034	10,333	10,785
	Ecolab Inc.	2.125%	2/1/2032	30,435	27,292
	Ecolab Inc.	5.000%	9/1/2035	8,025	8,288
	EIDP Inc.	5.125%	5/15/2032	32,391	33,597
	EIDP Inc.	4.800%	5/15/2033	9,849	9,966
	Freeport-McMoRan Inc.	5.400%	11/14/2034	33,830	35,336
	Georgia-Pacific LLC	8.875%	5/15/2031	19,495	23,743
	Gerdau Trade Inc.	5.750%	6/9/2035	20,421	21,222
	International Paper Co.	5.000%	9/15/2035	3,830	3,866
	Kinross Gold Corp.	6.250%	7/15/2033	12,219	13,441
	Lubrizol Corp.	6.500%	10/1/2034	9,598	10,995
	LYB International Finance III LLC	5.625%	5/15/2033	20,996	21,442
	LYB International Finance III LLC	5.500%	3/1/2034	13,343	13,438
	LYB International Finance III LLC	6.150%	5/15/2035	16,292	16,927
	LYB International Finance III LLC	5.875%	1/15/2036	6,945	7,016
	Martin Marietta Materials Inc.	2.400%	7/15/2031	40,188	36,579
	Martin Marietta Materials Inc.	5.150%	12/1/2034	14,813	15,281
	Mosaic Co.	5.450%	11/15/2033	13,091	13,594
	NewMarket Corp.	2.700%	3/18/2031	3,546	3,266
	Newmont Corp.	2.600%	7/15/2032	32,877	30,174
	Newmont Corp.	5.350%	3/15/2034	45,982	48,601
[1]	Newmont Corp.	5.875%	4/1/2035	7,402	8,037
	Nucor Corp.	3.125%	4/1/2032	3,714	3,489
	Nucor Corp.	5.100%	6/1/2035	32,346	33,414
	Nutrien Ltd.	5.250%	3/12/2032	23,118	24,138
	Nutrien Ltd.	5.400%	6/21/2034	30,169	31,468
	Nutrien Ltd.	4.125%	3/15/2035	2,170	2,043
	Packaging Corp. of America	5.700%	12/1/2033	2,078	2,214
	Packaging Corp. of America	5.200%	8/15/2035	19,785	20,277
	PPG Industries Inc.	4.375%	3/15/2031	20,400	20,500
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	7,494	8,569
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	27,374	30,203
	Rio Tinto Finance USA plc	5.000%	3/14/2032	49,687	51,643
	Rio Tinto Finance USA plc	5.000%	3/9/2033	830	861
	Rio Tinto Finance USA plc	5.250%	3/14/2035	72,090	75,337
	RPM International Inc.	2.950%	1/15/2032	6,722	6,182
	Sherwin-Williams Co.	4.800%	9/1/2031	33,855	34,858
	Sherwin-Williams Co.	2.200%	3/15/2032	19,519	17,322
	Sherwin-Williams Co.	5.150%	8/15/2035	28,684	29,475
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	53,351	55,612
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	22,750	23,610
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	43,608	44,420
	Sonoco Products Co.	5.000%	9/1/2034	16,340	16,481
	Southern Copper Corp.	7.500%	7/27/2035	35,612	42,406
	Steel Dynamics Inc.	5.375%	8/15/2034	18,737	19,468
	Steel Dynamics Inc.	5.250%	5/15/2035	37,461	38,424
	Suzano Austria GmbH	3.125%	1/15/2032	38,131	34,605
	Suzano Netherlands BV	5.500%	1/15/2036	29,847	30,071
	Vale Overseas Ltd.	6.125%	6/12/2033	39,568	42,602
	Vale Overseas Ltd.	8.250%	1/17/2034	13,878	16,790
	Vulcan Materials Co.	5.350%	12/1/2034	20,581	21,454
	Westlake Corp.	5.550%	11/15/2035	24,733	25,108
	WRKCo Inc.	4.200%	6/1/2032	9,225	9,055
	WRKCo Inc.	3.000%	6/15/2033	22,193	20,027
	Yamana Gold Inc.	2.630%	8/15/2031	15,644	14,309
					2,034,696
Real Estate (5.0%)
	Agree LP	4.800%	10/1/2032	10,623	10,790
	Agree LP	5.625%	6/15/2034	8,717	9,206
	Agree LP	5.600%	6/15/2035	24,410	25,752
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1	1
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	42,932	40,434
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	31,500	27,037
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	17,494	14,534
23

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	29,159	25,373
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	3,627	3,533
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	14,534	14,924
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	7,499	7,497
	American Assets Trust LP	3.375%	2/1/2031	14,621	13,455
	American Assets Trust LP	6.150%	10/1/2034	9,349	9,560
	American Homes 4 Rent LP	2.375%	7/15/2031	9,320	8,392
	American Homes 4 Rent LP	3.625%	4/15/2032	17,462	16,569
	American Homes 4 Rent LP	5.500%	2/1/2034	23,419	24,145
	American Homes 4 Rent LP	5.500%	7/15/2034	16,269	16,741
	American Homes 4 Rent LP	5.250%	3/15/2035	14,402	14,522
	American Tower Corp.	2.700%	4/15/2031	35,654	33,097
	American Tower Corp.	2.300%	9/15/2031	29,766	26,774
	American Tower Corp.	4.050%	3/15/2032	46,702	45,962
	American Tower Corp.	4.700%	12/15/2032	8,400	8,484
	American Tower Corp.	5.650%	3/15/2033	26,916	28,578
	American Tower Corp.	5.550%	7/15/2033	31,113	32,828
	American Tower Corp.	5.900%	11/15/2033	54	58
	American Tower Corp.	5.450%	2/15/2034	12,572	13,153
	American Tower Corp.	5.400%	1/31/2035	27,897	28,995
	American Tower Corp.	5.350%	3/15/2035	24,185	25,082
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	24,105	24,651
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	22,724	22,525
	AvalonBay Communities Inc.	2.050%	1/15/2032	27,605	24,544
	AvalonBay Communities Inc.	5.000%	2/15/2033	23,773	24,611
	AvalonBay Communities Inc.	5.300%	12/7/2033	13,566	14,280
	AvalonBay Communities Inc.	5.350%	6/1/2034	17,389	18,271
	AvalonBay Communities Inc.	5.000%	8/1/2035	8,675	8,864
	Boston Properties LP	2.550%	4/1/2032	7,924	6,962
	Boston Properties LP	2.450%	10/1/2033	32,195	26,640
	Boston Properties LP	6.500%	1/15/2034	31,914	34,189
	Boston Properties LP	5.750%	1/15/2035	28,089	28,623
	Brixmor Operating Partnership LP	5.200%	4/1/2032	11,408	11,784
	Brixmor Operating Partnership LP	4.850%	2/15/2033	890	898
	Brixmor Operating Partnership LP	5.500%	2/15/2034	13,294	13,829
	Brixmor Operating Partnership LP	5.750%	2/15/2035	7,846	8,301
	Broadstone Net Lease LLC	2.600%	9/15/2031	1,895	1,700
	Camden Property Trust	4.900%	1/15/2034	10,550	10,772
	Camden Property Trust	4.900%	2/28/2036	15,600	15,604
	CBRE Services Inc.	2.500%	4/1/2031	535	489
	CBRE Services Inc.	4.900%	1/15/2033	21,821	22,077
	CBRE Services Inc.	5.950%	8/15/2034	30,210	32,294
	CBRE Services Inc.	5.500%	6/15/2035	12,920	13,368
	COPT Defense Properties LP	2.750%	4/15/2031	32,221	29,754
	COPT Defense Properties LP	2.900%	12/1/2033	9,000	7,811
	Cousins Properties LP	5.375%	2/15/2032	21,624	22,331
	Cousins Properties LP	4.875%	3/1/2033	15,786	15,646
	Cousins Properties LP	5.875%	10/1/2034	23,541	24,662
	Crown Castle Inc.	2.100%	4/1/2031	47,925	42,752
	Crown Castle Inc.	2.500%	7/15/2031	37,097	33,537
	Crown Castle Inc.	5.100%	5/1/2033	705	719
	Crown Castle Inc.	5.800%	3/1/2034	37,878	40,151
	Crown Castle Inc.	5.200%	9/1/2034	4,643	4,746
	CubeSmart LP	2.500%	2/15/2032	31,131	27,943
	CubeSmart LP	5.125%	11/1/2035	15,388	15,662
	DOC DR LLC	2.625%	11/1/2031	9,027	8,202
	EPR Properties	3.600%	11/15/2031	25,304	23,763
[3]	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	24,900	24,995
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	19,003	19,835
	Equinix Inc.	2.500%	5/15/2031	30,559	27,876
	Equinix Inc.	3.900%	4/15/2032	42,154	40,813
	ERP Operating LP	1.850%	8/1/2031	31,666	28,248
	ERP Operating LP	4.950%	6/15/2032	35,237	36,358
	ERP Operating LP	4.650%	9/15/2034	19,754	19,772
	Essential Properties LP	2.950%	7/15/2031	16,718	15,415
	Essential Properties LP	5.400%	12/1/2035	9,960	10,134
	Essex Portfolio LP	2.550%	6/15/2031	7,361	6,735
	Essex Portfolio LP	2.650%	3/15/2032	32,943	29,695
	Essex Portfolio LP	5.500%	4/1/2034	29,177	30,351
	Essex Portfolio LP	5.375%	4/1/2035	1,792	1,849
24

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	4.875%	2/15/2036	13,200	13,052
	Extra Space Storage LP	2.550%	6/1/2031	9,782	8,939
	Extra Space Storage LP	2.400%	10/15/2031	37,247	33,381
	Extra Space Storage LP	2.350%	3/15/2032	8,681	7,665
	Extra Space Storage LP	4.950%	1/15/2033	25,468	25,835
	Extra Space Storage LP	5.400%	2/1/2034	38,826	40,030
	Extra Space Storage LP	5.350%	1/15/2035	11,174	11,501
	Extra Space Storage LP	5.400%	6/15/2035	24,443	25,236
	GLP Capital LP	3.250%	1/15/2032	13,205	12,056
	GLP Capital LP	5.250%	2/15/2033	19,452	19,673
	GLP Capital LP	6.750%	12/1/2033	20,642	22,341
	GLP Capital LP	5.625%	9/15/2034	29,348	29,860
	Healthcare Realty Holdings LP	2.000%	3/15/2031	23,098	20,480
	Healthpeak OP LLC	2.875%	1/15/2031	1	1
	Healthpeak OP LLC	5.250%	12/15/2032	27,874	28,788
	Healthpeak OP LLC	5.375%	2/15/2035	20,219	20,833
	Highwoods Realty LP	5.350%	1/15/2033	18,509	18,583
	Highwoods Realty LP	7.650%	2/1/2034	8,284	9,439
[1]	Host Hotels & Resorts LP	2.900%	12/15/2031	34,503	31,517
	Host Hotels & Resorts LP	5.700%	6/15/2032	13,545	14,267
	Host Hotels & Resorts LP	5.700%	7/1/2034	25,806	26,853
	Host Hotels & Resorts LP	5.500%	4/15/2035	18,494	18,874
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	33,232	29,283
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	7,990	7,778
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	21,895	22,052
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	14,417	14,893
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	6,169	5,298
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	15,920	15,772
	Kimco Realty OP LLC	2.250%	12/1/2031	8,633	7,771
	Kimco Realty OP LLC	3.200%	4/1/2032	360	338
	Kimco Realty OP LLC	4.600%	2/1/2033	20,751	20,940
	Kimco Realty OP LLC	6.400%	3/1/2034	22,720	25,283
	Kimco Realty OP LLC	4.850%	3/1/2035	18,031	18,212
	Kimco Realty OP LLC	5.300%	2/1/2036	15,665	16,263
	Kite Realty Group LP	4.950%	12/15/2031	14,879	15,200
	Kite Realty Group LP	5.200%	8/15/2032	6,500	6,685
	Kite Realty Group LP	5.500%	3/1/2034	12,232	12,740
	LXP Industrial Trust	2.375%	10/1/2031	7,141	6,336
	Mid-America Apartments LP	5.300%	2/15/2032	22,233	23,373
	Mid-America Apartments LP	4.650%	1/15/2033	12,075	12,146
	Mid-America Apartments LP	5.000%	3/15/2034	3,257	3,314
	Mid-America Apartments LP	4.950%	3/1/2035	10,424	10,582
	National Health Investors Inc.	3.000%	2/1/2031	3,423	3,140
	National Health Investors Inc.	5.350%	2/1/2033	3,460	3,503
	NNN REIT Inc.	5.600%	10/15/2033	28,944	30,549
	NNN REIT Inc.	5.500%	6/15/2034	20,209	21,138
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	22,075	19,928
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	14,132	12,832
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	16,500	17,036
	Phillips Edison Grocery Center Operating Partnership I LP	5.750%	7/15/2034	805	852
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	15,224	15,232
	Piedmont Operating Partnership LP	2.750%	4/1/2032	5,373	4,683
	Piedmont Operating Partnership LP	5.625%	1/15/2033	3,887	3,904
	Prologis LP	3.875%	9/15/2028	1	1
	Prologis LP	2.250%	1/15/2032	14,356	12,917
	Prologis LP	4.625%	1/15/2033	5,505	5,585
	Prologis LP	4.750%	6/15/2033	35,590	36,238
	Prologis LP	5.125%	1/15/2034	29,469	30,521
	Prologis LP	5.000%	3/15/2034	20,029	20,548
	Prologis LP	5.000%	1/31/2035	24,140	24,673
	Prologis LP	5.250%	5/15/2035	34,504	35,898
	Public Storage Operating Co.	2.300%	5/1/2031	36,495	33,463
	Public Storage Operating Co.	2.250%	11/9/2031	18,975	17,171
	Public Storage Operating Co.	5.100%	8/1/2033	13,364	13,925
	Public Storage Operating Co.	5.000%	7/1/2035	9,630	9,894
	Rayonier LP	2.750%	5/17/2031	1,838	1,682
	Realty Income Corp.	2.700%	2/15/2032	505	462
	Realty Income Corp.	5.625%	10/13/2032	28,679	30,655
	Realty Income Corp.	2.850%	12/15/2032	24,486	22,279
	Realty Income Corp.	4.500%	2/1/2033	15,700	15,731
25

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	4.900%	7/15/2033	185	189
	Realty Income Corp.	5.125%	2/15/2034	19,421	20,090
	Realty Income Corp.	5.125%	4/15/2035	28,378	29,179
	Regency Centers LP	5.000%	7/15/2032	11,312	11,642
	Regency Centers LP	4.500%	3/15/2033	3,004	3,003
	Regency Centers LP	5.250%	1/15/2034	7,425	7,700
	Regency Centers LP	5.100%	1/15/2035	14,455	14,776
	Rexford Industrial Realty LP	2.150%	9/1/2031	19,829	17,600
	Sabra Health Care LP	3.200%	12/1/2031	45,799	42,362
	Safehold GL Holdings LLC	2.800%	6/15/2031	22,912	21,165
	Safehold GL Holdings LLC	2.850%	1/15/2032	360	329
	Safehold GL Holdings LLC	6.100%	4/1/2034	900	971
	Safehold GL Holdings LLC	5.650%	1/15/2035	8,327	8,688
	Simon Property Group LP	2.250%	1/15/2032	10,622	9,498
	Simon Property Group LP	2.650%	2/1/2032	30,747	28,030
	Simon Property Group LP	5.500%	3/8/2033	19,042	20,202
	Simon Property Group LP	6.250%	1/15/2034	13,662	15,098
	Simon Property Group LP	4.750%	9/26/2034	31,574	31,751
	Simon Property Group LP	5.125%	10/1/2035	29,787	30,507
	Store Capital LLC	2.700%	12/1/2031	6,864	6,145
	Sun Communities Operating LP	2.700%	7/15/2031	23,898	21,933
	Sun Communities Operating LP	4.200%	4/15/2032	20,637	20,237
	Tanger Properties LP	2.750%	9/1/2031	26,740	24,462
[1]	UDR Inc.	4.400%	1/26/2029	1	1
	UDR Inc.	3.000%	8/15/2031	38,747	36,267
[1]	UDR Inc.	1.900%	3/15/2033	455	381
[1]	UDR Inc.	2.100%	6/15/2033	8,024	6,766
	UDR Inc.	5.125%	9/1/2034	5,730	5,856
	Ventas Realty LP	2.500%	9/1/2031	3,093	2,810
	Ventas Realty LP	5.100%	7/15/2032	39,095	40,397
	Ventas Realty LP	5.625%	7/1/2034	14,297	15,046
	Ventas Realty LP	5.000%	1/15/2035	25,654	25,884
	Ventas Realty LP	5.000%	2/15/2036	15,574	15,561
	VICI Properties LP	5.125%	11/15/2031	27,485	27,968
	VICI Properties LP	5.125%	5/15/2032	47,022	47,614
	VICI Properties LP	5.750%	4/1/2034	17,423	18,114
	VICI Properties LP	5.625%	4/1/2035	35,311	36,346
	Welltower OP LLC	4.125%	3/15/2029	1	1
	Welltower OP LLC	2.800%	6/1/2031	2,733	2,555
	Welltower OP LLC	2.750%	1/15/2032	24,863	22,931
	Welltower OP LLC	3.850%	6/15/2032	20,006	19,551
	Welltower OP LLC	5.125%	7/1/2035	40,440	41,660
	Weyerhaeuser Co.	7.375%	3/15/2032	21,552	24,717
	Weyerhaeuser Co.	3.375%	3/9/2033	11,292	10,467
	WP Carey Inc.	2.450%	2/1/2032	6,520	5,836
	WP Carey Inc.	2.250%	4/1/2033	3,129	2,667
	WP Carey Inc.	5.375%	6/30/2034	1,230	1,279
					3,434,643
Technology (8.6%)
	Accenture Capital Inc.	4.250%	10/4/2031	46,140	46,294
	Accenture Capital Inc.	4.500%	10/4/2034	52,595	52,040
	Adobe Inc.	4.950%	4/4/2034	7,509	7,673
	Adobe Inc.	5.300%	1/17/2035	29,263	30,502
	Analog Devices Inc.	2.100%	10/1/2031	30,542	27,497
	Analog Devices Inc.	5.050%	4/1/2034	9,756	10,209
	Apple Inc.	1.700%	8/5/2031	1,005	901
	Apple Inc.	4.500%	5/12/2032	56,035	57,790
	Apple Inc.	3.350%	8/8/2032	45,842	44,424
	Apple Inc.	4.750%	5/12/2035	36,725	37,940
	Applied Materials Inc.	5.100%	10/1/2035	4,797	4,989
	Applied Materials Inc.	4.600%	1/15/2036	13,700	13,626
	Arrow Electronics Inc.	2.950%	2/15/2032	599	542
	Arrow Electronics Inc.	5.875%	4/10/2034	15,246	16,039
	Atlassian Corp.	5.500%	5/15/2034	15,719	15,669
	Autodesk Inc.	2.400%	12/15/2031	34,459	30,861
	Autodesk Inc.	5.300%	6/15/2035	14,025	14,277
	Automatic Data Processing Inc.	4.750%	5/8/2032	31,661	32,668
	Automatic Data Processing Inc.	4.450%	9/9/2034	22,635	22,597
	Avnet Inc.	3.000%	5/15/2031	7,662	7,062
26

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avnet Inc.	5.500%	6/1/2032	7,648	7,940
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	25,709	26,380
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	11,546	11,717
	Broadcom Inc.	2.450%	2/15/2031	38,754	35,818
	Broadcom Inc.	5.150%	11/15/2031	40,178	42,063
[1]	Broadcom Inc.	4.550%	2/15/2032	39,964	40,467
[2]	Broadcom Inc.	4.150%	4/15/2032	36,660	36,260
	Broadcom Inc.	5.200%	4/15/2032	51,407	53,710
	Broadcom Inc.	4.900%	7/15/2032	68,479	70,507
	Broadcom Inc.	4.300%	11/15/2032	94,020	93,693
	Broadcom Inc.	4.600%	1/15/2033	38,590	39,000
	Broadcom Inc.	2.600%	2/15/2033	42,441	37,782
	Broadcom Inc.	3.419%	4/15/2033	76,089	71,221
	Broadcom Inc.	3.469%	4/15/2034	111,934	103,424
	Broadcom Inc.	4.800%	10/15/2034	51,369	51,890
	Broadcom Inc.	5.200%	7/15/2035	104,508	108,012
[2]	Broadcom Inc.	3.137%	11/15/2035	105,710	92,345
	Broadcom Inc.	4.950%	1/15/2036	38,317	38,775
	Broadcom Inc.	4.800%	2/15/2036	30,771	30,851
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	28,207	25,569
	Cadence Design Systems Inc.	4.700%	9/10/2034	27,416	27,625
	CDW LLC	3.569%	12/1/2031	59,253	55,368
	CDW LLC	5.550%	8/22/2034	685	690
[2]	CGI Inc.	2.300%	9/14/2031	1	—
	CGI Inc.	2.300%	9/14/2031	6,400	5,695
	Cintas Corp. No. 2	4.000%	5/1/2032	26,738	26,475
	Cisco Systems Inc.	4.950%	2/24/2032	55,283	57,588
	Cisco Systems Inc.	5.050%	2/26/2034	65,227	67,762
	Cisco Systems Inc.	5.100%	2/24/2035	56,234	58,416
	Concentrix Corp.	6.850%	8/2/2033	10,744	10,349
	Dell International LLC	5.300%	4/1/2032	37,856	39,302
	Dell International LLC	4.750%	10/6/2032	43,088	43,425
	Dell International LLC	5.750%	2/1/2033	36,710	38,974
	Dell International LLC	5.400%	4/15/2034	48,979	50,721
	Dell International LLC	4.850%	2/1/2035	32,951	32,723
	Dell International LLC	5.500%	4/1/2035	3,000	3,115
	Dell International LLC	5.100%	2/15/2036	34,870	34,964
	Equifax Inc.	2.350%	9/15/2031	38,199	34,229
	Fidelity National Information Services Inc.	2.250%	3/1/2031	23,098	20,805
	Fidelity National Information Services Inc.	5.100%	7/15/2032	25,335	25,740
	Fiserv Inc.	5.350%	3/15/2031	9,692	9,981
	Fiserv Inc.	5.600%	3/2/2033	8,186	8,465
	Fiserv Inc.	5.625%	8/21/2033	42,006	43,486
	Fiserv Inc.	5.450%	3/15/2034	23,697	24,156
	Fiserv Inc.	5.150%	8/12/2034	39,554	39,392
	Fiserv Inc.	5.250%	8/11/2035	42,404	42,407
	Flex Ltd.	5.250%	1/15/2032	18,560	19,044
	Flex Ltd.	5.375%	11/13/2035	19,490	19,697
	Fortinet Inc.	2.200%	3/15/2031	18,634	16,883
	Gartner Inc.	4.950%	3/20/2031	12,250	12,079
	Gartner Inc.	5.600%	11/20/2035	16,210	15,527
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	57,812	58,639
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	65,592	64,867
	HP Inc.	2.650%	6/17/2031	32,014	28,997
	HP Inc.	4.200%	4/15/2032	43,990	42,668
	HP Inc.	5.500%	1/15/2033	3,279	3,369
	HP Inc.	6.100%	4/25/2035	26,001	27,782
	Hubbell Inc.	2.300%	3/15/2031	6,357	5,869
	Hubbell Inc.	4.800%	11/15/2035	14,971	15,045
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	23,870	24,162
	Intel Corp.	2.000%	8/12/2031	64,922	57,515
	Intel Corp.	4.150%	8/5/2032	23,164	22,643
	Intel Corp.	4.000%	12/15/2032	7,052	6,812
	Intel Corp.	5.200%	2/10/2033	85,936	88,512
	Intel Corp.	5.150%	2/21/2034	28,617	29,216
	International Business Machines Corp.	2.720%	2/9/2032	9,762	8,949
[1]	International Business Machines Corp.	5.000%	2/10/2032	47,952	49,366
	International Business Machines Corp.	4.400%	7/27/2032	33,303	33,302
	International Business Machines Corp.	5.875%	11/29/2032	34,903	37,822
	International Business Machines Corp.	4.600%	2/3/2033	8,730	8,798
27

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	4.750%	2/6/2033	12,314	12,537
	International Business Machines Corp.	4.950%	2/3/2036	31,025	30,960
	Intuit Inc.	5.200%	9/15/2033	33,094	34,241
	J Paul Getty Trust	4.905%	4/1/2035	7,161	7,422
	Jabil Inc.	4.750%	2/1/2033	5,662	5,643
	KLA Corp.	4.650%	7/15/2032	44,963	46,069
	KLA Corp.	4.700%	2/1/2034	13,173	13,356
	Kyndryl Holdings Inc.	3.150%	10/15/2031	19,756	16,720
	Kyndryl Holdings Inc.	6.350%	2/20/2034	15,489	14,731
	Leidos Inc.	5.400%	3/15/2032	11,244	11,722
	Leidos Inc.	5.750%	3/15/2033	25,884	27,517
	Leidos Inc.	5.500%	3/15/2035	10,753	11,212
[3]	Leidos Inc.	5.000%	3/15/2036	14,304	14,271
	Marvell Technology Inc.	2.950%	4/15/2031	10,572	9,881
	Marvell Technology Inc.	5.950%	9/15/2033	28,236	30,308
	Marvell Technology Inc.	5.450%	7/15/2035	16,810	17,460
	Micron Technology Inc.	2.703%	4/15/2032	52,128	47,647
	Micron Technology Inc.	5.650%	11/1/2032	3,207	3,419
	Micron Technology Inc.	5.875%	2/9/2033	28,381	30,521
	Micron Technology Inc.	5.875%	9/15/2033	6,275	6,740
	Micron Technology Inc.	5.800%	1/15/2035	46,550	49,844
	Micron Technology Inc.	6.050%	11/1/2035	30,811	33,495
	Microsoft Corp.	3.500%	2/12/2035	1,730	1,639
	Microsoft Corp.	4.200%	11/3/2035	6,325	6,363
	Moody's Corp.	2.000%	8/19/2031	18,280	16,411
	Moody's Corp.	4.250%	8/8/2032	32,700	32,607
	Moody's Corp.	5.000%	8/5/2034	15,735	16,199
	Motorola Solutions Inc.	2.750%	5/24/2031	4,154	3,854
	Motorola Solutions Inc.	5.600%	6/1/2032	26,806	28,469
	Motorola Solutions Inc.	5.200%	8/15/2032	13,532	14,108
	Motorola Solutions Inc.	5.400%	4/15/2034	30,934	32,286
	Motorola Solutions Inc.	5.550%	8/15/2035	29,754	31,315
	MSCI Inc.	5.250%	9/1/2035	40,055	40,066
	NetApp Inc.	5.500%	3/17/2032	17,760	18,510
	NetApp Inc.	5.700%	3/17/2035	28,307	29,497
	NVIDIA Corp.	2.000%	6/15/2031	8,509	7,746
	NXP BV	2.500%	5/11/2031	43,069	39,436
	NXP BV	2.650%	2/15/2032	37,173	33,546
	NXP BV	5.000%	1/15/2033	16,574	16,921
	NXP BV	5.250%	8/19/2035	12,911	13,187
	Oracle Corp.	2.875%	3/25/2031	96,435	87,654
	Oracle Corp.	5.250%	2/3/2032	42,287	42,441
	Oracle Corp.	4.800%	9/26/2032	97,068	94,882
	Oracle Corp.	6.250%	11/9/2032	63,278	66,831
	Oracle Corp.	4.900%	2/6/2033	61,713	60,307
	Oracle Corp.	5.350%	5/4/2033	93,514	93,885
	Oracle Corp.	4.300%	7/8/2034	26,254	23,998
	Oracle Corp.	4.700%	9/27/2034	65,340	61,382
	Oracle Corp.	3.900%	5/15/2035	50,765	44,463
	Oracle Corp.	5.500%	8/3/2035	11,472	11,334
	Oracle Corp.	5.200%	9/26/2035	139,379	134,699
	Oracle Corp.	5.700%	2/4/2036	191,679	191,742
	Paychex Inc.	5.350%	4/15/2032	52,630	53,964
	Paychex Inc.	5.600%	4/15/2035	36,783	37,693
	QUALCOMM Inc.	1.650%	5/20/2032	27,680	23,929
	QUALCOMM Inc.	4.250%	5/20/2032	9,165	9,230
	QUALCOMM Inc.	4.750%	5/20/2032	35,678	36,649
	QUALCOMM Inc.	5.400%	5/20/2033	9,673	10,294
	QUALCOMM Inc.	5.000%	5/20/2035	36,626	37,479
	Quanta Services Inc.	4.500%	1/15/2031	18,084	18,295
	Quanta Services Inc.	2.350%	1/15/2032	24,051	21,483
	Quanta Services Inc.	5.250%	8/9/2034	21,275	22,043
	Quanta Services Inc.	5.100%	8/9/2035	18,203	18,522
	RELX Capital Inc.	4.750%	5/20/2032	30,198	30,761
	RELX Capital Inc.	5.250%	3/27/2035	17,279	17,784
	Roper Technologies Inc.	1.750%	2/15/2031	17,448	15,331
	Roper Technologies Inc.	4.750%	2/15/2032	30,650	30,919
	Roper Technologies Inc.	4.900%	10/15/2034	28,227	28,005
	Roper Technologies Inc.	5.100%	9/15/2035	26,093	26,008
	S&P Global Inc.	2.900%	3/1/2032	62,880	58,507
28

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	5.250%	9/15/2033	14,199	14,976
[2]	S&P Global Inc.	4.800%	12/4/2035	8,802	8,818
	Salesforce Inc.	1.950%	7/15/2031	45,765	40,699
	Skyworks Solutions Inc.	3.000%	6/1/2031	22,977	20,918
	Synopsys Inc.	5.000%	4/1/2032	49,743	51,283
	Synopsys Inc.	5.150%	4/1/2035	74,747	76,330
	TD SYNNEX Corp.	2.650%	8/9/2031	3,487	3,162
	TD SYNNEX Corp.	6.100%	4/12/2034	10,605	11,229
	TD SYNNEX Corp.	5.300%	10/10/2035	37,256	37,050
	Texas Instruments Inc.	1.900%	9/15/2031	19,033	17,091
	Texas Instruments Inc.	3.650%	8/16/2032	9,473	9,206
	Texas Instruments Inc.	4.900%	3/14/2033	24,893	25,832
	Texas Instruments Inc.	4.850%	2/8/2034	36,042	37,208
	Texas Instruments Inc.	5.100%	5/23/2035	10,860	11,313
[1]	TR Finance LLC	5.500%	8/15/2035	1,765	1,836
	TSMC Arizona Corp.	2.500%	10/25/2031	42,613	39,402
	TSMC Arizona Corp.	4.250%	4/22/2032	22,620	22,921
	Verisk Analytics Inc.	5.750%	4/1/2033	21,550	22,830
	Verisk Analytics Inc.	5.250%	6/5/2034	16,938	17,243
	Verisk Analytics Inc.	5.250%	3/15/2035	24,575	24,963
	Verisk Analytics Inc.	5.125%	3/15/2036	15,200	15,170
	VMware LLC	2.200%	8/15/2031	53,234	47,686
[5]	Western Digital Corp.	3.100%	2/1/2032	1,360	1,360
	Workday Inc.	3.800%	4/1/2032	45,042	42,765
					5,860,121
Utilities (9.4%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	15,668	14,454
	AEP Texas Inc.	4.700%	5/15/2032	3,841	3,886
	AEP Texas Inc.	5.400%	6/1/2033	1,555	1,617
	AEP Texas Inc.	5.700%	5/15/2034	15,271	16,159
	AEP Transmission Co. LLC	5.150%	4/1/2034	11,630	12,016
	AEP Transmission Co. LLC	5.375%	6/15/2035	684	714
	AES Corp.	5.800%	3/15/2032	34,782	36,255
[1]	Alabama Power Co.	4.300%	3/15/2031	17,355	17,523
	Alabama Power Co.	3.050%	3/15/2032	100	94
	Alabama Power Co.	3.940%	9/1/2032	18,756	18,451
	Alabama Power Co.	5.850%	11/15/2033	1,894	2,051
	Alabama Power Co.	5.100%	4/2/2035	23,730	24,576
	Alliant Energy Corp.	5.750%	4/1/2056	17,423	17,326
	Ameren Corp.	3.500%	1/15/2031	14,543	14,093
	Ameren Corp.	5.375%	3/15/2035	30,997	32,011
	Ameren Illinois Co.	3.850%	9/1/2032	13,901	13,550
	Ameren Illinois Co.	4.950%	6/1/2033	15,033	15,501
	American Electric Power Co. Inc.	5.950%	11/1/2032	20,197	21,847
	American Electric Power Co. Inc.	5.625%	3/1/2033	49,669	52,654
	American Electric Power Co. Inc.	6.950%	12/15/2054	23,248	25,130
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	37,657	37,860
	American Water Capital Corp.	2.300%	6/1/2031	16,675	15,258
	American Water Capital Corp.	4.450%	6/1/2032	25,754	25,998
	American Water Capital Corp.	5.150%	3/1/2034	15,322	15,933
	American Water Capital Corp.	5.250%	3/1/2035	30,658	31,867
[1]	Appalachian Power Co.	2.700%	4/1/2031	29,825	27,636
[1]	Appalachian Power Co.	4.500%	8/1/2032	30,921	30,962
	Appalachian Power Co.	5.650%	4/1/2034	10,153	10,709
	Arizona Public Service Co.	2.200%	12/15/2031	520	463
	Arizona Public Service Co.	6.350%	12/15/2032	10,040	11,037
	Arizona Public Service Co.	5.550%	8/1/2033	28,045	29,460
	Arizona Public Service Co.	5.700%	8/15/2034	24,854	26,342
	Atmos Energy Corp.	5.450%	10/15/2032	7,611	8,137
	Atmos Energy Corp.	5.900%	11/15/2033	28,035	30,636
[1]	Atmos Energy Corp.	5.200%	8/15/2035	14,412	15,044
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	24,715	25,795
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	39,322	41,298
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	32,049	28,348
	Black Hills Corp.	4.350%	5/1/2033	16,073	15,753
	Black Hills Corp.	6.150%	5/15/2034	12,664	13,753
	Black Hills Corp.	6.000%	1/15/2035	13,049	14,059
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	15,564	14,257
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	10,724	9,986
29

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	19,849	20,004
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	21,224	21,791
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	20,773	21,571
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	18,126	18,545
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	17,934	18,220
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	7,263	7,289
[1]	CenterPoint Energy Inc.	6.850%	2/15/2055	13,385	14,257
	CenterPoint Energy Inc.	6.700%	5/15/2055	3,500	3,611
	CenterPoint Energy Inc.	5.950%	4/1/2056	19,925	20,055
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	10,109	9,114
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	5,945	5,972
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	2,024	2,126
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	4,326	4,520
[1]	CMS Energy Corp.	4.750%	6/1/2050	6,866	6,794
	CMS Energy Corp.	6.500%	6/1/2055	33,963	35,394
[1]	Commonwealth Edison Co.	3.150%	3/15/2032	9,925	9,376
	Commonwealth Edison Co.	4.900%	2/1/2033	4,077	4,195
	Commonwealth Edison Co.	5.300%	6/1/2034	18,083	19,023
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	7,853	7,057
	Connecticut Light & Power Co.	4.900%	7/1/2033	9,156	9,356
	Connecticut Light & Power Co.	4.950%	8/15/2034	6,265	6,386
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	1,201	1,107
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	21,387	22,419
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	34,275	36,339
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	305	321
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	9,420	9,819
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	16,208	16,720
	Constellation Energy Generation LLC	5.800%	3/1/2033	10,502	11,266
	Constellation Energy Generation LLC	6.125%	1/15/2034	18,619	20,362
	Consumers Energy Co.	3.600%	8/15/2032	17,244	16,608
	Consumers Energy Co.	4.625%	5/15/2033	12,870	13,042
	Consumers Energy Co.	5.050%	5/15/2035	27,710	28,532
[1]	Dominion Energy Inc.	2.250%	8/15/2031	39,436	35,613
[1]	Dominion Energy Inc.	4.350%	8/15/2032	13,683	13,572
	Dominion Energy Inc.	5.375%	11/15/2032	52,972	55,531
[1]	Dominion Energy Inc.	5.250%	8/1/2033	15,950	16,519
	Dominion Energy Inc.	5.450%	3/15/2035	25,427	26,268
[1]	Dominion Energy Inc.	7.000%	6/1/2054	27,253	29,588
	Dominion Energy Inc.	6.625%	5/15/2055	38,909	40,418
[1]	Dominion Energy Inc.	6.000%	2/15/2056	12,200	12,387
	Dominion Energy Inc.	6.200%	2/15/2056	34,300	34,865
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	15,161	13,740
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	3,095	3,479
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	699	737
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	31,053	32,435
[1]	DTE Electric Co.	2.625%	3/1/2031	24,673	23,103
[1]	DTE Electric Co.	3.000%	3/1/2032	26,646	24,981
	DTE Electric Co.	5.200%	4/1/2033	28,689	30,012
	DTE Electric Co.	5.200%	3/1/2034	20	21
	DTE Electric Co.	5.250%	5/15/2035	29,019	30,124
[1]	DTE Electric Co.	4.850%	3/1/2036	8,193	8,247
	DTE Energy Co.	5.850%	6/1/2034	23,792	25,584
	DTE Energy Co.	5.050%	10/1/2035	26,208	26,436
	Duke Energy Carolinas LLC	2.550%	4/15/2031	9,636	8,975
	Duke Energy Carolinas LLC	2.850%	3/15/2032	8,319	7,703
	Duke Energy Carolinas LLC	6.450%	10/15/2032	1,128	1,259
	Duke Energy Carolinas LLC	4.950%	1/15/2033	57,717	59,825
	Duke Energy Carolinas LLC	4.850%	1/15/2034	17,998	18,373
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	31,367	32,698
	Duke Energy Corp.	2.550%	6/15/2031	23,875	21,972
	Duke Energy Corp.	4.500%	8/15/2032	60,808	61,296
	Duke Energy Corp.	5.750%	9/15/2033	30,436	32,522
	Duke Energy Corp.	5.450%	6/15/2034	28,484	29,890
	Duke Energy Corp.	4.950%	9/15/2035	21,237	21,286
	Duke Energy Corp.	6.450%	9/1/2054	26,168	27,572
	Duke Energy Florida LLC	2.400%	12/15/2031	27,297	24,939
	Duke Energy Florida LLC	5.875%	11/15/2033	14,718	15,983
	Duke Energy Florida LLC	4.850%	12/1/2035	13,988	14,093
	Duke Energy Indiana LLC	5.250%	3/1/2034	7,320	7,696
	Duke Energy Indiana LLC	6.120%	10/15/2035	1,995	2,184
30

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	5.250%	4/1/2033	13,416	14,023
	Duke Energy Ohio Inc.	5.300%	6/15/2035	10,826	11,276
	Duke Energy Progress LLC	2.000%	8/15/2031	123	111
	Duke Energy Progress LLC	3.400%	4/1/2032	4,083	3,908
	Duke Energy Progress LLC	5.250%	3/15/2033	18,529	19,416
	Duke Energy Progress LLC	5.100%	3/15/2034	23,629	24,588
	Duke Energy Progress LLC	5.050%	3/15/2035	40,572	41,634
	Edison International	5.250%	3/15/2032	2,049	2,087
	El Paso Electric Co.	6.000%	5/15/2035	1,724	1,824
	Emera US Finance LP	2.639%	6/15/2031	9,804	8,984
	Entergy Arkansas LLC	5.150%	1/15/2033	16,700	17,388
	Entergy Arkansas LLC	5.300%	9/15/2033	3,804	3,989
	Entergy Arkansas LLC	5.450%	6/1/2034	16,245	17,186
	Entergy Arkansas LLC	4.950%	1/15/2036	7,059	7,125
	Entergy Corp.	2.400%	6/15/2031	20,816	18,893
[1]	Entergy Corp.	5.875%	6/15/2056	7,850	7,896
	Entergy Louisiana LLC	1.600%	12/15/2030	3,149	2,810
	Entergy Louisiana LLC	3.050%	6/1/2031	10,373	9,827
	Entergy Louisiana LLC	2.350%	6/15/2032	7,859	7,032
	Entergy Louisiana LLC	4.000%	3/15/2033	4,902	4,768
	Entergy Louisiana LLC	5.350%	3/15/2034	22,147	23,297
	Entergy Louisiana LLC	5.150%	9/15/2034	40,659	42,011
	Entergy Louisiana LLC	4.900%	4/15/2036	7,684	7,698
	Entergy Mississippi LLC	5.000%	9/1/2033	1,110	1,142
	Entergy Texas Inc.	1.750%	3/15/2031	11,111	9,907
	Entergy Texas Inc.	5.250%	4/15/2035	20,708	21,450
	Essential Utilities Inc.	2.400%	5/1/2031	10,552	9,633
	Essential Utilities Inc.	5.375%	1/15/2034	24,613	25,612
	Essential Utilities Inc.	5.250%	8/15/2035	16,232	16,654
	Evergy Kansas Central Inc.	5.900%	11/15/2033	4,366	4,723
	Evergy Kansas Central Inc.	5.250%	3/15/2035	20,036	20,564
	Evergy Metro Inc.	4.950%	4/15/2033	7,837	8,054
	Evergy Metro Inc.	5.400%	4/1/2034	8,435	8,910
	Evergy Metro Inc.	5.125%	8/15/2035	19,858	20,176
	Eversource Energy	2.550%	3/15/2031	19,060	17,488
	Eversource Energy	5.850%	4/15/2031	36,237	38,538
	Eversource Energy	3.375%	3/1/2032	40,287	37,766
	Eversource Energy	5.125%	5/15/2033	28,910	29,540
	Eversource Energy	5.500%	1/1/2034	27,216	28,242
	Eversource Energy	5.950%	7/15/2034	240	256
[1]	Eversource Energy	6.100%	8/15/2056	5,625	5,652
	Exelon Corp.	5.125%	3/15/2031	33,088	34,478
	Exelon Corp.	3.350%	3/15/2032	4,862	4,596
	Exelon Corp.	5.300%	3/15/2033	41,389	43,304
	Exelon Corp.	5.450%	3/15/2034	22,004	23,106
	Exelon Corp.	5.625%	6/15/2035	9,747	10,283
	Exelon Corp.	4.950%	3/15/2036	14,499	14,416
	Exelon Corp.	6.500%	3/15/2055	25,715	26,960
	FirstEnergy Transmission LLC	4.750%	1/15/2033	19,321	19,462
	FirstEnergy Transmission LLC	5.000%	1/15/2035	17,483	17,713
	Florida Power & Light Co.	2.450%	2/3/2032	67,900	61,987
	Florida Power & Light Co.	5.100%	4/1/2033	23,688	24,647
	Florida Power & Light Co.	4.800%	5/15/2033	30,867	31,668
	Florida Power & Light Co.	5.625%	4/1/2034	1,832	1,976
	Florida Power & Light Co.	5.300%	6/15/2034	43,039	45,370
	Florida Power & Light Co.	4.700%	2/15/2036	15,000	15,043
	Georgia Power Co.	4.850%	3/15/2031	22,363	23,098
	Georgia Power Co.	4.700%	5/15/2032	35,214	36,064
	Georgia Power Co.	4.950%	5/17/2033	33,487	34,536
	Georgia Power Co.	5.250%	3/15/2034	21,851	22,812
	Georgia Power Co.	5.200%	3/15/2035	15,368	15,957
	Idaho Power Co.	5.200%	8/15/2034	5,140	5,357
	Idaho Power Co.	4.850%	3/1/2036	4,191	4,195
	Interstate Power & Light Co.	5.700%	10/15/2033	8,499	9,040
	Interstate Power & Light Co.	4.950%	9/30/2034	16,375	16,546
	Interstate Power & Light Co.	5.600%	6/29/2035	20,336	21,406
	IPALCO Enterprises Inc.	5.750%	4/1/2034	9,859	10,168
	Jersey Central Power & Light Co.	5.100%	1/15/2035	28,168	28,934
[2]	Jersey Central Power & Light Co.	5.150%	1/15/2036	7,845	8,042
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	5,042	5,335
31

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	11,118	11,744
	MidAmerican Energy Co.	6.750%	12/30/2031	100	113
	National Fuel Gas Co.	2.950%	3/1/2031	6,361	5,904
	National Fuel Gas Co.	5.950%	3/15/2035	19,063	20,313
	National Grid plc	5.809%	6/12/2033	40,246	43,011
	National Grid plc	5.418%	1/11/2034	27,698	28,923
	National Grid USA	5.803%	4/1/2035	97	103
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	15,957	16,575
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	16,082	14,051
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	7,847	9,420
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	5,715	5,249
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	6,684	6,598
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	382	377
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	32,341	34,998
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	34,949	36,070
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	13,472	12,148
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	32,613	34,192
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	34,283	35,392
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	40,290	41,585
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	8,290	8,584
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	37,844	39,363
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	42,803	45,538
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	9,050	9,409
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	31,931	33,866
	NiSource Inc.	5.400%	6/30/2033	13,928	14,590
	NiSource Inc.	5.350%	4/1/2034	26,718	27,887
	NiSource Inc.	5.350%	7/15/2035	48,581	50,166
	NiSource Inc.	6.375%	3/31/2055	24,502	25,520
	NiSource Inc.	5.750%	7/15/2056	10,000	10,064
	Northern States Power Co.	5.050%	5/15/2035	26,111	26,818
	Northwest Natural Holding Co.	7.000%	9/15/2055	10,000	10,436
	NSTAR Electric Co.	5.400%	6/1/2034	17,834	18,660
	NSTAR Electric Co.	5.200%	3/1/2035	16,950	17,453
[1]	Ohio Power Co.	1.625%	1/15/2031	2,902	2,571
	Ohio Power Co.	5.000%	6/1/2033	3,210	3,278
	Ohio Power Co.	5.650%	6/1/2034	10,673	11,266
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	14,942	15,753
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	5,075	5,781
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	19,508	19,332
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	31,413	31,730
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	34,996	37,487
[2]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	28,694	29,857
	ONE Gas Inc.	4.250%	9/1/2032	8,305	8,312
	Pacific Gas & Electric Co.	2.500%	2/1/2031	22,525	20,595
	Pacific Gas & Electric Co.	3.250%	6/1/2031	39,950	37,639
	Pacific Gas & Electric Co.	4.400%	3/1/2032	30	30
	Pacific Gas & Electric Co.	5.900%	6/15/2032	19,805	20,974
	Pacific Gas & Electric Co.	5.050%	10/15/2032	32,165	32,784
	Pacific Gas & Electric Co.	6.150%	1/15/2033	28,345	30,457
	Pacific Gas & Electric Co.	6.400%	6/15/2033	41,113	44,780
	Pacific Gas & Electric Co.	6.950%	3/15/2034	35,546	39,989
	Pacific Gas & Electric Co.	5.800%	5/15/2034	250	263
	Pacific Gas & Electric Co.	5.700%	3/1/2035	52,678	54,915
	Pacific Gas & Electric Co.	6.000%	8/15/2035	21,551	22,926
	Pacific Gas & Electric Co.	5.200%	5/1/2036	7,692	7,715
	PacifiCorp	7.700%	11/15/2031	195	226
	PacifiCorp	5.450%	2/15/2034	48,980	50,295
	PECO Energy Co.	4.900%	6/15/2033	6,388	6,575
	PECO Energy Co.	4.875%	9/15/2035	22,550	22,874
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	6,573	6,908
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	23,286	23,844
	Potomac Electric Power Co.	5.200%	3/15/2034	125	130
	PPL Capital Funding Inc.	5.250%	9/1/2034	32,516	33,573
	PPL Electric Utilities Corp.	5.000%	5/15/2033	24,007	24,775
	PPL Electric Utilities Corp.	4.850%	2/15/2034	19,161	19,599
	Progress Energy Inc.	7.750%	3/1/2031	17,906	20,636
	Progress Energy Inc.	7.000%	10/30/2031	33,066	37,373
	Public Service Co. of Colorado	1.875%	6/15/2031	21,321	18,980
[1]	Public Service Co. of Colorado	4.100%	6/1/2032	2,471	2,455
	Public Service Co. of Colorado	5.350%	5/15/2034	16,993	17,694
32

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of Colorado	5.150%	9/15/2035	20,388	20,821
	Public Service Co. of New Hampshire	5.350%	10/1/2033	15,074	15,916
[1]	Public Service Co. of Oklahoma	2.200%	8/15/2031	1,041	933
	Public Service Co. of Oklahoma	5.250%	1/15/2033	8,112	8,399
	Public Service Co. of Oklahoma	5.200%	1/15/2035	25,616	26,119
	Public Service Co. of Oklahoma	5.450%	1/15/2036	881	913
[1]	Public Service Electric & Gas Co.	1.900%	8/15/2031	1,725	1,542
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	18,381	17,282
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	15,854	16,379
[1]	Public Service Electric & Gas Co.	4.650%	3/15/2033	23,198	23,467
	Public Service Electric & Gas Co.	5.200%	8/1/2033	12,361	12,919
[1]	Public Service Electric & Gas Co.	5.200%	3/1/2034	9,064	9,443
	Public Service Electric & Gas Co.	4.850%	8/1/2034	30,742	31,257
[1]	Public Service Electric & Gas Co.	5.050%	3/1/2035	36,668	37,856
	Public Service Electric & Gas Co.	4.900%	8/15/2035	6,037	6,149
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	33,644	30,488
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	3,561	3,863
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	12,883	13,465
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	13,829	14,356
	Puget Energy Inc.	5.725%	3/15/2035	26,603	27,511
	Puget Sound Energy Inc.	5.330%	6/15/2034	14,004	14,585
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	2,541	2,365
	San Diego Gas & Electric Co.	5.400%	4/15/2035	38,216	39,841
	Sempra	5.500%	8/1/2033	31,235	32,896
	Sempra	6.400%	10/1/2054	45,436	46,329
	Sempra	6.550%	4/1/2055	17,665	18,026
	Sempra	6.375%	4/1/2056	10,644	10,907
	Sierra Pacific Power Co.	6.200%	12/15/2055	3,600	3,581
[1]	Southern California Edison Co.	2.500%	6/1/2031	21,183	19,340
	Southern California Edison Co.	5.450%	6/1/2031	37,485	39,207
	Southern California Edison Co.	2.750%	2/1/2032	2,850	2,585
	Southern California Edison Co.	5.950%	11/1/2032	25,729	27,580
[3]	Southern California Edison Co.	4.800%	3/15/2033	18,600	18,678
	Southern California Edison Co.	6.000%	1/15/2034	22,696	24,194
	Southern California Edison Co.	5.200%	6/1/2034	6,995	7,106
	Southern California Edison Co.	5.450%	3/1/2035	50,962	52,391
[1]	Southern California Edison Co.	5.750%	4/1/2035	4,000	4,178
	Southern California Edison Co.	5.625%	2/1/2036	12,000	12,366
	Southern California Gas Co.	5.200%	6/1/2033	19,613	20,412
	Southern California Gas Co.	5.050%	9/1/2034	20,298	20,864
	Southern California Gas Co.	5.450%	6/15/2035	10,338	10,874
	Southern Co.	5.700%	10/15/2032	20,352	21,788
	Southern Co.	5.200%	6/15/2033	39,537	40,964
	Southern Co.	5.700%	3/15/2034	21,361	22,700
	Southern Co.	4.850%	3/15/2035	35,291	35,223
[1]	Southern Co.	6.375%	3/15/2055	57,631	60,339
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	5,486	5,687
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	27,279	29,110
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	18,785	19,076
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	395	402
[1]	Southern Power Co.	4.900%	10/1/2035	15,466	15,443
	Southwest Gas Corp.	4.050%	3/15/2032	27,801	27,211
	Southwestern Electric Power Co.	5.300%	4/1/2033	9,605	9,947
	Southwestern Public Service Co.	5.300%	5/15/2035	18,921	19,529
	Spire Inc.	4.600%	9/1/2031	3,200	3,225
	Spire Inc.	6.250%	6/1/2056	8,224	8,271
	Spire Missouri Inc.	4.800%	2/15/2033	10,439	10,676
[1]	Spire Missouri Inc.	5.150%	8/15/2034	9,273	9,599
	System Energy Resources Inc.	5.300%	12/15/2034	19,432	19,832
	Tampa Electric Co.	5.150%	3/1/2035	29,835	30,588
	Tucson Electric Power Co.	3.250%	5/15/2032	10,827	10,150
	Tucson Electric Power Co.	5.200%	9/15/2034	18,411	18,990
	Union Electric Co.	2.150%	3/15/2032	1,473	1,311
	Union Electric Co.	5.200%	4/1/2034	18,938	19,761
	Union Electric Co.	5.250%	4/15/2035	13,195	13,704
	Union Electric Co.	4.800%	3/15/2036	3,773	3,783
	Virginia Electric & Power Co.	2.300%	11/15/2031	23,809	21,476
	Virginia Electric & Power Co.	2.400%	3/30/2032	12,115	10,906
	Virginia Electric & Power Co.	5.000%	4/1/2033	34,844	35,798
	Virginia Electric & Power Co.	5.000%	1/15/2034	64	65
33

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.050%	8/15/2034	31,940	32,580
	Virginia Electric & Power Co.	5.150%	3/15/2035	39,553	40,492
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	11,140	11,172
[3]	Virginia Electric & Power Co.	4.950%	3/15/2036	13,300	13,268
	WEC Energy Group Inc.	5.625%	5/15/2056	9,443	9,535
	Wisconsin Electric Power Co.	4.750%	9/30/2032	16,456	16,936
	Wisconsin Electric Power Co.	5.625%	5/15/2033	3,968	4,280
	Wisconsin Electric Power Co.	4.600%	10/1/2034	6,860	6,904
	Wisconsin Power & Light Co.	1.950%	9/16/2031	7,697	6,849
	Wisconsin Power & Light Co.	3.950%	9/1/2032	32,922	32,153
	Wisconsin Power & Light Co.	4.950%	4/1/2033	8,177	8,403
	Wisconsin Power & Light Co.	5.375%	3/30/2034	8,366	8,721
	Xcel Energy Inc.	2.350%	11/15/2031	760	685
	Xcel Energy Inc.	4.600%	6/1/2032	27,300	27,496
	Xcel Energy Inc.	5.450%	8/15/2033	33,312	34,750
	Xcel Energy Inc.	5.500%	3/15/2034	34,306	35,784
	Xcel Energy Inc.	5.600%	4/15/2035	22,492	23,495
[3]	Xcel Energy Inc.	5.750%	12/3/2056	9,088	9,085
					6,407,209
Total Corporate Bonds (Cost $66,584,600)					67,501,369
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[6]	Vanguard Market Liquidity Fund (Cost $602,523)	3.693%		6,025,834	602,523
Total Investments (99.4%) (Cost $67,187,813)					68,104,583
Other Assets and Liabilities—Net (0.6%)					422,891
Net Assets (100%)					68,527,474
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $272,553, representing 0.4% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	Securities with a value of $17,354 have been segregated as initial margin for open futures contracts.
5	Security value determined using significant unobservable inputs.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2026	1,665	194,363	8
See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $66,585,290)	67,502,060
Affiliated Issuers (Cost $602,523)	602,523
Total Investments in Securities	68,104,583
Investment in Vanguard	1,516
Cash	2,671
Receivables for Investment Securities Sold	666,138
Receivables for Accrued Income	848,382
Receivables for Capital Shares Issued	5,240
Total Assets	69,628,530
Liabilities
Payables for Investment Securities Purchased	1,098,694
Payables to Vanguard	744
Variation Margin Payable—Futures Contracts	1,618
Total Liabilities	1,101,056
Net Assets	68,527,474
At February 28, 2026, net assets consisted of:

Paid-in Capital	71,455,581
Total Distributable Earnings (Loss)	(2,928,107)
Net Assets	68,527,474

ETF Shares—Net Assets
Applicable to 782,027,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,254,280
Net Asset Value Per Share—ETF Shares	$84.72

Admiral™ Shares—Net Assets
Applicable to 83,050,371 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,899,207
Net Asset Value Per Share—Admiral Shares	$22.87

Institutional Shares—Net Assets
Applicable to 13,235,021 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	373,987
Net Asset Value Per Share—Institutional Shares	$28.26
See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	1,454,718
Total Income	1,454,718
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,048
Management and Administrative—ETF Shares	5,612
Management and Administrative—Admiral Shares	460
Management and Administrative—Institutional Shares	59
Marketing and Distribution—ETF Shares	1,430
Marketing and Distribution—Admiral Shares	46
Marketing and Distribution—Institutional Shares	6
Custodian Fees	45
Shareholders’ Reports—ETF Shares	704
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	17
Other Expenses	10
Total Expenses	9,446
Net Investment Income	1,445,272
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	286,876
Futures Contracts	(3,899)
Realized Net Gain (Loss)	282,977
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	681,039
Futures Contracts	(1,968)
Change in Unrealized Appreciation (Depreciation)	679,071
Net Increase (Decrease) in Net Assets Resulting from Operations	2,407,320
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,724, ($4), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $417,120 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,445,272	2,464,230
Realized Net Gain (Loss)	282,977	(705,455)
Change in Unrealized Appreciation (Depreciation)	679,071	1,270,619
Net Increase (Decrease) in Net Assets Resulting from Operations	2,407,320	3,029,394
Distributions
ETF Shares	(1,383,396)	(2,337,618)
Admiral Shares	(35,568)	(69,960)
Institutional Shares	(7,471)	(15,684)
Total Distributions	(1,426,435)	(2,423,262)
Capital Share Transactions
ETF Shares	7,953,757	6,112,178
Admiral Shares	132,768	396,236
Institutional Shares	15,162	34,488
Net Increase (Decrease) from Capital Share Transactions	8,101,687	6,542,902
Total Increase (Decrease)	9,082,572	7,149,034
Net Assets
Beginning of Period	59,444,902	52,295,868
End of Period	68,527,474	59,444,902
See accompanying Notes, which are an integral part of the Financial Statements.
37

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$83.45	$82.65	$78.27	$79.83	$95.57	$95.98
Investment Operations
Net Investment Income[1]	1.972	3.794	3.429	2.808	2.171	2.163
Net Realized and Unrealized Gain (Loss) on Investments	1.274	.755	4.315	(1.605)	(15.176)	(.205)
Total from Investment Operations	3.246	4.549	7.744	1.203	(13.005)	1.958
Distributions
Dividends from Net Investment Income	(1.976)	(3.749)	(3.364)	(2.763)	(2.141)	(2.169)
Distributions from Realized Capital Gains	—	—	—	—	(.594)	(.199)
Total Distributions	(1.976)	(3.749)	(3.364)	(2.763)	(2.735)	(2.368)
Net Asset Value, End of Period	$84.72	$83.45	$82.65	$78.27	$79.83	$95.57
Total Return	3.95%	5.70%	10.19%	1.55%	-13.86%	2.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66,254	$57,360	$50,666	$40,262	$41,058	$46,873
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.73%	4.65%	4.32%	3.58%	2.48%	2.27%
Portfolio Turnover Rate[3]	34%	85%	72%	76%	58%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.44	$22.23	$21.06	$21.49	$25.75	$25.86
Investment Operations
Net Investment Income[1]	.529	1.020	.917	.752	.577	.578
Net Realized and Unrealized Gain (Loss) on Investments	.343	.203	1.166	(.429)	(4.098)	(.062)
Total from Investment Operations	.872	1.223	2.083	.323	(3.521)	.516
Distributions
Dividends from Net Investment Income	(.442)	(1.013)	(.913)	(.753)	(.579)	(.572)
Distributions from Realized Capital Gains	—	—	—	—	(.160)	(.054)
Total Distributions	(.442)	(1.013)	(.913)	(.753)	(.739)	(.626)
Net Asset Value, End of Period	$22.87	$22.44	$22.23	$21.06	$21.49	$25.75
Total Return[2]	3.93%	5.68%	10.16%	1.55%	-13.90%	2.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,899	$1,733	$1,316	$1,156	$1,139	$1,587
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.70%	4.63%	4.29%	3.56%	2.44%	2.25%
Portfolio Turnover Rate[4]	34%	85%	72%	76%	58%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.72	$27.46	$26.02	$26.56	$31.82	$31.95
Investment Operations
Net Investment Income[1]	.656	1.263	1.137	.934	.720	.720
Net Realized and Unrealized Gain (Loss) on Investments	.432	.254	1.437	(.538)	(5.061)	(.070)
Total from Investment Operations	1.088	1.517	2.574	.396	(4.341)	.650
Distributions
Dividends from Net Investment Income	(.548)	(1.257)	(1.134)	(.936)	(.721)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	(.198)	(.066)
Total Distributions	(.548)	(1.257)	(1.134)	(.936)	(.919)	(.780)
Net Asset Value, End of Period	$28.26	$27.72	$27.46	$26.02	$26.56	$31.82
Total Return[2]	3.97%	5.70%	10.16%	1.54%	-13.87%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$374	$352	$314	$298	$338	$443
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.72%	4.64%	4.31%	3.57%	2.46%	2.27%
Portfolio Turnover Rate[4]	34%	85%	72%	76%	58%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
41

Intermediate-Term Corporate Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $1,516,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	691	—	691
Corporate Bonds	—	67,500,009	1,360	67,501,369
Temporary Cash Investments	602,523	—	—	602,523
Total	602,523	67,500,700	1,360	68,104,583

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,197,353
Gross Unrealized Appreciation	1,277,953
Gross Unrealized Depreciation	(370,715)
Net Unrealized Appreciation (Depreciation)	907,238
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $4,354,513,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $9,967,975,000 of investment securities and sold $9,161,355,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,260,071,000 and $11,582,257,000, respectively. In addition, the fund purchased and sold investment securities of $22,932,745,000 and $15,304,376,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
42

Intermediate-Term Corporate Bond Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	23,698,159	282,040	27,095,727	330,733
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,744,402)	(187,400)	(20,983,549)	(256,400)
Net Increase (Decrease)—ETF Shares	7,953,757	94,640	6,112,178	74,333
Admiral Shares
Issued[1]	241,025	10,599	639,729	29,122
Issued in Lieu of Cash Distributions	29,551	1,307	57,374	2,600
Redeemed	(137,808)	(6,080)	(300,867)	(13,683)
Net Increase (Decrease)—Admiral Shares	132,768	5,826	396,236	18,039
Institutional Shares
Issued[1]	50,525	1,801	81,185	2,958
Issued in Lieu of Cash Distributions	5,718	205	11,485	421
Redeemed	(41,081)	(1,468)	(58,182)	(2,125)
Net Increase (Decrease)—Institutional Shares	15,162	538	34,488	1,254
1	Includes purchase fees for fiscal 2026 and 2025 of $714 and $1,797, respectively (fund totals).
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16462 042026
43

Financial Statements
For the six-months ended February 28, 2026
Vanguard Long-Term Corporate Bond Index Fund

Contents
Financial Statements	1

Long-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
[1]	United States Treasury Note/Bond	4.125%	2/15/2036	21,997	22,286
[2]	United States Treasury Note/Bond	4.625%	2/15/2046	780	785
	United States Treasury Note/Bond	4.625%	11/15/2055	29,760	29,715
	United States Treasury Note/Bond	4.750%	2/15/2056	12,650	12,888
Total U.S. Government and Agency Obligations (Cost $65,550)					65,674
Corporate Bonds (97.5%)
Communications (11.8%)
	Alphabet Inc.	1.900%	8/15/2040	7,729	5,336
	Alphabet Inc.	5.350%	11/15/2045	7,485	7,514
	Alphabet Inc.	5.500%	2/15/2046	4,771	4,864
	Alphabet Inc.	2.050%	8/15/2050	9,731	5,367
	Alphabet Inc.	5.450%	11/15/2055	15,148	15,050
	Alphabet Inc.	5.650%	2/15/2056	13,670	13,979
	Alphabet Inc.	2.250%	8/15/2060	3,915	2,056
	Alphabet Inc.	5.300%	5/15/2065	4,873	4,616
	Alphabet Inc.	5.750%	2/15/2066	5,400	5,498
	Alphabet Inc.	5.700%	11/15/2075	10,413	10,407
	America Movil SAB de CV	6.125%	11/15/2037	2,881	3,147
	America Movil SAB de CV	6.125%	3/30/2040	10,204	11,097
	America Movil SAB de CV	4.375%	7/16/2042	4,219	3,766
	AppLovin Corp.	5.950%	12/1/2054	1,201	1,151
	AT&T Inc.	5.250%	3/1/2037	3,826	3,912
	AT&T Inc.	6.550%	2/15/2039	165	185
	AT&T Inc.	4.850%	3/1/2039	4,083	3,926
	AT&T Inc.	6.000%	8/15/2040	29	31
	AT&T Inc.	5.350%	9/1/2040	5,252	5,228
	AT&T Inc.	6.375%	3/1/2041	1,167	1,267
	AT&T Inc.	3.500%	6/1/2041	8,736	7,010
	AT&T Inc.	5.550%	8/15/2041	209	209
	AT&T Inc.	5.150%	3/15/2042	95	92
	AT&T Inc.	4.300%	12/15/2042	7,476	6,436
	AT&T Inc.	4.650%	6/1/2044	75	66
	AT&T Inc.	4.800%	6/15/2044	715	642
	AT&T Inc.	4.350%	6/15/2045	4,983	4,186
	AT&T Inc.	4.850%	7/15/2045	1,285	1,161
	AT&T Inc.	5.550%	11/1/2045	6,630	6,523
	AT&T Inc.	5.850%	4/30/2046	3,850	3,884
	AT&T Inc.	4.750%	5/15/2046	10,142	8,904
[3]	AT&T Inc.	5.150%	11/15/2046	4,127	3,827
	AT&T Inc.	5.450%	3/1/2047	1,576	1,513
	AT&T Inc.	4.500%	3/9/2048	9,942	8,319
	AT&T Inc.	4.550%	3/9/2049	550	461
	AT&T Inc.	5.150%	2/15/2050	455	413
	AT&T Inc.	3.650%	6/1/2051	4,699	3,357
	AT&T Inc.	3.300%	2/1/2052	840	556
	AT&T Inc.	3.500%	9/15/2053	30,715	20,907
	AT&T Inc.	5.700%	11/1/2054	4,855	4,711
	AT&T Inc.	3.550%	9/15/2055	32,718	22,125
	AT&T Inc.	6.000%	4/30/2056	10,050	10,134
	AT&T Inc.	6.050%	8/15/2056	3,264	3,322
	AT&T Inc.	3.800%	12/1/2057	23,228	16,298
	AT&T Inc.	3.650%	9/15/2059	21,582	14,514
	AT&T Inc.	3.850%	6/1/2060	4,508	3,142
	AT&T Inc.	3.500%	2/1/2061	280	181
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	6,353	5,372
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	90	74
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/2052	25	18
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	5,042	4,940
1

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	5.375%	4/1/2038	6,425	5,966
	Charter Communications Operating LLC	3.500%	6/1/2041	584	421
	Charter Communications Operating LLC	3.500%	3/1/2042	7,700	5,441
	Charter Communications Operating LLC	6.484%	10/23/2045	15,667	14,902
	Charter Communications Operating LLC	5.375%	5/1/2047	3,460	2,888
	Charter Communications Operating LLC	5.750%	4/1/2048	11,900	10,332
	Charter Communications Operating LLC	5.125%	7/1/2049	625	497
	Charter Communications Operating LLC	4.800%	3/1/2050	14,156	10,793
	Charter Communications Operating LLC	3.700%	4/1/2051	8,353	5,407
	Charter Communications Operating LLC	3.900%	6/1/2052	6,119	4,020
	Charter Communications Operating LLC	5.250%	4/1/2053	7,773	6,279
	Charter Communications Operating LLC	6.834%	10/23/2055	100	98
	Charter Communications Operating LLC	6.700%	12/1/2055	109	106
	Charter Communications Operating LLC	3.850%	4/1/2061	10,780	6,513
	Charter Communications Operating LLC	4.400%	12/1/2061	8,611	5,770
	Charter Communications Operating LLC	3.950%	6/30/2062	6,697	4,093
	Charter Communications Operating LLC	5.500%	4/1/2063	2,620	2,085
	Comcast Corp.	3.200%	7/15/2036	1,680	1,458
[4]	Comcast Corp.	5.168%	1/15/2037	6,974	7,023
	Comcast Corp.	6.450%	3/15/2037	1,010	1,129
	Comcast Corp.	6.950%	8/15/2037	2,575	2,983
	Comcast Corp.	3.900%	3/1/2038	5,872	5,217
	Comcast Corp.	4.600%	10/15/2038	6,117	5,773
	Comcast Corp.	6.550%	7/1/2039	1,570	1,751
	Comcast Corp.	3.250%	11/1/2039	8,919	7,112
	Comcast Corp.	3.750%	4/1/2040	5,913	4,984
	Comcast Corp.	4.650%	7/15/2042	393	353
	Comcast Corp.	4.750%	3/1/2044	148	132
	Comcast Corp.	3.400%	7/15/2046	5,027	3,588
	Comcast Corp.	4.000%	8/15/2047	1,199	929
	Comcast Corp.	3.969%	11/1/2047	10,567	8,108
	Comcast Corp.	4.000%	3/1/2048	80	62
	Comcast Corp.	4.700%	10/15/2048	9,907	8,458
	Comcast Corp.	3.999%	11/1/2049	11,589	8,769
	Comcast Corp.	3.450%	2/1/2050	10,130	6,947
	Comcast Corp.	2.800%	1/15/2051	11,654	6,933
	Comcast Corp.	2.887%	11/1/2051	22,935	13,847
	Comcast Corp.	4.049%	11/1/2052	935	702
	Comcast Corp.	5.350%	5/15/2053	249	229
	Comcast Corp.	5.650%	6/1/2054	2,350	2,267
	Comcast Corp.	6.050%	5/15/2055	504	516
	Comcast Corp.	2.937%	11/1/2056	27,060	15,767
	Comcast Corp.	4.950%	10/15/2058	3,168	2,708
	Comcast Corp.	2.650%	8/15/2062	50	26
	Comcast Corp.	2.987%	11/1/2063	20,115	11,182
	Comcast Corp.	5.500%	5/15/2064	95	87
	Electronic Arts Inc.	2.950%	2/15/2051	2,889	2,497
	Fox Corp.	5.476%	1/25/2039	4,741	4,713
	Fox Corp.	5.576%	1/25/2049	4,082	3,867
	Meta Platforms Inc.	5.500%	11/15/2045	18,680	18,445
	Meta Platforms Inc.	4.450%	8/15/2052	10,597	8,694
	Meta Platforms Inc.	5.600%	5/15/2053	1,253	1,219
	Meta Platforms Inc.	5.400%	8/15/2054	15,252	14,393
[3]	Meta Platforms Inc.	5.625%	11/15/2055	21,322	20,870
	Meta Platforms Inc.	4.650%	8/15/2062	7,912	6,418
	Meta Platforms Inc.	5.750%	5/15/2063	4,443	4,318
	Meta Platforms Inc.	5.550%	8/15/2064	13,421	12,638
	Meta Platforms Inc.	5.750%	11/15/2065	17,644	17,176
	NBCUniversal Media LLC	6.400%	4/30/2040	315	347
	NBCUniversal Media LLC	5.950%	4/1/2041	3,635	3,783
	NBCUniversal Media LLC	4.450%	1/15/2043	6,617	5,734
	Netflix Inc.	5.400%	8/15/2054	2,694	2,673
	Omnicom Group Inc.	5.400%	10/1/2048	676	614
	Orange SA	5.375%	1/13/2042	2,960	2,942
	Paramount Global	5.900%	10/15/2040	400	327
	Paramount Global	4.850%	7/1/2042	5,120	3,473
	Paramount Global	4.375%	3/15/2043	4,571	2,867
	Paramount Global	5.850%	9/1/2043	1,500	1,111
	Paramount Global	4.900%	8/15/2044	235	151
	Paramount Global	4.600%	1/15/2045	4,432	2,793
2

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.950%	5/19/2050	4,042	2,553
	Rogers Communications Inc.	7.500%	8/15/2038	70	82
	Rogers Communications Inc.	4.500%	3/15/2042	5,321	4,640
	Rogers Communications Inc.	5.450%	10/1/2043	5,824	5,588
	Rogers Communications Inc.	5.000%	3/15/2044	865	786
	Rogers Communications Inc.	4.300%	2/15/2048	1,510	1,233
	Rogers Communications Inc.	3.700%	11/15/2049	10	8
	Rogers Communications Inc.	4.550%	3/15/2052	9,987	8,182
	Telefonica Emisiones SA	7.045%	6/20/2036	7,499	8,484
	Telefonica Emisiones SA	4.665%	3/6/2038	45	42
	Telefonica Emisiones SA	5.213%	3/8/2047	12,349	11,082
	Telefonica Emisiones SA	4.895%	3/6/2048	1,535	1,318
	Telefonica Emisiones SA	5.520%	3/1/2049	3,221	3,003
	TELUS Corp.	4.600%	11/16/2048	2,707	2,355
	Time Warner Cable LLC	6.550%	5/1/2037	4,870	5,018
	Time Warner Cable LLC	7.300%	7/1/2038	6,688	7,243
	Time Warner Cable LLC	6.750%	6/15/2039	5,306	5,441
	Time Warner Cable LLC	5.875%	11/15/2040	1,610	1,512
	Time Warner Cable LLC	5.500%	9/1/2041	8,085	7,242
	Time Warner Cable LLC	4.500%	9/15/2042	4,174	3,296
	T-Mobile USA Inc.	4.375%	4/15/2040	10,260	9,370
	T-Mobile USA Inc.	3.000%	2/15/2041	10,281	7,817
	T-Mobile USA Inc.	4.500%	4/15/2050	13,648	11,449
	T-Mobile USA Inc.	3.300%	2/15/2051	13,375	9,090
	T-Mobile USA Inc.	3.400%	10/15/2052	8,697	5,925
	T-Mobile USA Inc.	5.650%	1/15/2053	3,785	3,700
	T-Mobile USA Inc.	5.750%	1/15/2054	7,288	7,224
	T-Mobile USA Inc.	6.000%	6/15/2054	5,804	5,948
	T-Mobile USA Inc.	5.500%	1/15/2055	2,171	2,073
	T-Mobile USA Inc.	5.250%	6/15/2055	4,540	4,188
	T-Mobile USA Inc.	5.875%	11/15/2055	7,706	7,772
	T-Mobile USA Inc.	5.700%	1/15/2056	142	140
	T-Mobile USA Inc.	5.850%	2/15/2056	2,680	2,688
	T-Mobile USA Inc.	3.600%	11/15/2060	134	90
	T-Mobile USA Inc.	5.800%	9/15/2062	610	608
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	230	204
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	420	346
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	830	708
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	2,213	1,569
	Uber Technologies Inc.	5.350%	9/15/2054	7,954	7,585
	Verizon Communications Inc.	5.250%	3/16/2037	6,584	6,703
	Verizon Communications Inc.	5.401%	7/2/2037	9,060	9,305
	Verizon Communications Inc.	4.812%	3/15/2039	1,954	1,885
	Verizon Communications Inc.	2.650%	11/20/2040	14,561	10,605
	Verizon Communications Inc.	3.400%	3/22/2041	6,531	5,197
	Verizon Communications Inc.	2.850%	9/3/2041	5,494	4,020
	Verizon Communications Inc.	4.750%	11/1/2041	285	264
	Verizon Communications Inc.	3.850%	11/1/2042	3,705	3,051
	Verizon Communications Inc.	6.550%	9/15/2043	2,220	2,470
	Verizon Communications Inc.	5.750%	11/30/2045	8,693	8,786
	Verizon Communications Inc.	4.125%	8/15/2046	45	37
	Verizon Communications Inc.	4.862%	8/21/2046	11,749	10,573
	Verizon Communications Inc.	4.522%	9/15/2048	8,288	7,042
	Verizon Communications Inc.	5.012%	4/15/2049	5,107	4,657
	Verizon Communications Inc.	4.000%	3/22/2050	905	710
	Verizon Communications Inc.	2.875%	11/20/2050	3,725	2,357
	Verizon Communications Inc.	3.550%	3/22/2051	17,327	12,556
	Verizon Communications Inc.	3.875%	3/1/2052	1,095	825
	Verizon Communications Inc.	5.500%	2/23/2054	4,520	4,407
	Verizon Communications Inc.	4.672%	3/15/2055	59	50
	Verizon Communications Inc.	5.875%	11/30/2055	12,411	12,470
	Verizon Communications Inc.	2.987%	10/30/2056	16,817	10,240
	Verizon Communications Inc.	3.000%	11/20/2060	5,853	3,489
	Verizon Communications Inc.	3.700%	3/22/2061	15,400	10,630
	Verizon Communications Inc.	6.000%	11/30/2065	8,545	8,577
	Vodafone Group plc	6.150%	2/27/2037	80	88
	Vodafone Group plc	5.000%	5/30/2038	4,468	4,482
	Vodafone Group plc	4.375%	2/19/2043	2,680	2,334
	Vodafone Group plc	5.250%	5/30/2048	7,003	6,596
	Vodafone Group plc	4.875%	6/19/2049	7,118	6,353
3

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	4.250%	9/17/2050	4,975	3,992
	Vodafone Group plc	5.625%	2/10/2053	520	505
	Vodafone Group plc	5.750%	6/28/2054	3,673	3,618
	Vodafone Group plc	5.875%	6/28/2064	5,033	4,952
	Walt Disney Co.	6.150%	3/1/2037	255	286
	Walt Disney Co.	6.650%	11/15/2037	7,123	8,218
	Walt Disney Co.	4.625%	3/23/2040	1,600	1,547
	Walt Disney Co.	3.500%	5/13/2040	10,244	8,691
	Walt Disney Co.	6.150%	2/15/2041	1,930	2,123
	Walt Disney Co.	5.400%	10/1/2043	4,349	4,433
	Walt Disney Co.	4.750%	9/15/2044	5,591	5,186
	Walt Disney Co.	4.950%	10/15/2045	810	768
	Walt Disney Co.	7.750%	12/1/2045	408	523
	Walt Disney Co.	4.750%	11/15/2046	3,460	3,174
	Walt Disney Co.	2.750%	9/1/2049	11,927	7,671
	Walt Disney Co.	4.700%	3/23/2050	68	61
	Walt Disney Co.	3.600%	1/13/2051	12,421	9,334
	Walt Disney Co.	3.800%	5/13/2060	3,712	2,741
					1,024,592
Consumer Discretionary (5.5%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	4,065	3,794
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	10,099	8,545
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	1,025	709
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	1,768	1,817
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	4,532	3,827
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	4,907	3,237
	Amazon.com Inc.	3.875%	8/22/2037	13,338	12,374
	Amazon.com Inc.	2.875%	5/12/2041	8,467	6,496
	Amazon.com Inc.	4.950%	12/5/2044	8,528	8,270
	Amazon.com Inc.	4.050%	8/22/2047	15,734	12,999
	Amazon.com Inc.	2.500%	6/3/2050	14,493	8,774
	Amazon.com Inc.	3.100%	5/12/2051	16,423	11,158
	Amazon.com Inc.	3.950%	4/13/2052	75	59
	Amazon.com Inc.	5.450%	11/20/2055	9,498	9,344
	Amazon.com Inc.	4.250%	8/22/2057	1,565	1,262
	Amazon.com Inc.	2.700%	6/3/2060	4,065	2,297
	Amazon.com Inc.	3.250%	5/12/2061	11,350	7,300
	Amazon.com Inc.	4.100%	4/13/2062	3,845	2,959
	Amazon.com Inc.	5.550%	11/20/2065	6,775	6,627
[3]	American University	3.672%	4/1/2049	1,280	994
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	4,130	3,445
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	95	89
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	9,113	5,938
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	1,751	1,360
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	2,075	2,020
	BorgWarner Inc.	4.375%	3/15/2045	1,851	1,577
[3]	Brown University	2.924%	9/1/2050	2,549	1,738
	Brunswick Corp.	5.100%	4/1/2052	93	75
[3]	California Endowment	2.498%	4/1/2051	2,788	1,709
	California Institute of Technology	4.321%	8/1/2045	210	188
	California Institute of Technology	3.650%	9/1/2119	1,259	827
[3]	Case Western Reserve University	5.405%	6/1/2122	55	52
	Claremont Mckenna College	3.775%	1/1/2122	1,223	818
	Darden Restaurants Inc.	4.550%	2/15/2048	1,344	1,130
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	2,780	2,025
[3]	Duke University	2.682%	10/1/2044	45	34
[3]	Duke University	2.757%	10/1/2050	1,865	1,237
[3]	Duke University	2.832%	10/1/2055	145	95
	eBay Inc.	4.000%	7/15/2042	4,248	3,546
	eBay Inc.	3.650%	5/10/2051	1,882	1,399
[3]	Emory University	2.969%	9/1/2050	245	168
[3]	Ford Foundation	2.415%	6/1/2050	837	523
[3]	Ford Foundation	2.815%	6/1/2070	4,177	2,478
	Ford Motor Co.	4.750%	1/15/2043	9,912	7,972
	Ford Motor Co.	7.400%	11/1/2046	10	11
	General Motors Co.	6.600%	4/1/2036	1,456	1,598
	General Motors Co.	5.150%	4/1/2038	2,030	1,978
	General Motors Co.	6.250%	10/2/2043	8,142	8,353
	General Motors Co.	5.200%	4/1/2045	6,817	6,213
4

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	6.750%	4/1/2046	30	32
	General Motors Co.	5.400%	4/1/2048	3,272	3,015
	General Motors Co.	5.950%	4/1/2049	5,069	4,992
[3]	George Washington University	4.300%	9/15/2044	2,047	1,806
	George Washington University	4.868%	9/15/2045	655	620
[3]	George Washington University	4.126%	9/15/2048	4,260	3,576
[3]	Georgetown University	4.315%	4/1/2049	4,643	3,995
[3]	Georgetown University	2.943%	4/1/2050	1,010	676
	Georgetown University	5.115%	4/1/2053	1,165	1,118
	Harley-Davidson Inc.	4.625%	7/28/2045	1,382	1,106
	Hasbro Inc.	6.350%	3/15/2040	570	616
	Hasbro Inc.	5.100%	5/15/2044	2,119	1,954
	Home Depot Inc.	5.875%	12/16/2036	12,469	13,621
	Home Depot Inc.	3.300%	4/15/2040	7,565	6,270
	Home Depot Inc.	5.400%	9/15/2040	240	249
	Home Depot Inc.	4.200%	4/1/2043	1,910	1,682
	Home Depot Inc.	4.400%	3/15/2045	6,778	5,992
	Home Depot Inc.	4.250%	4/1/2046	8,070	6,937
	Home Depot Inc.	3.900%	6/15/2047	5,707	4,596
	Home Depot Inc.	4.500%	12/6/2048	8,081	7,065
	Home Depot Inc.	3.350%	4/15/2050	6,465	4,632
	Home Depot Inc.	2.375%	3/15/2051	15	9
	Home Depot Inc.	3.625%	4/15/2052	7,527	5,585
	Home Depot Inc.	4.950%	9/15/2052	4,833	4,459
	Home Depot Inc.	5.300%	6/25/2054	6,856	6,656
	Home Depot Inc.	3.500%	9/15/2056	75	53
	Home Depot Inc.	5.400%	6/25/2064	560	544
[3]	Howard University	5.209%	10/1/2052	1,806	1,557
	JD.com Inc.	4.125%	1/14/2050	1,382	1,169
[3]	Johns Hopkins University	4.083%	7/1/2053	1,380	1,149
[3]	Johns Hopkins University	2.813%	1/1/2060	10	6
	Lear Corp.	5.250%	5/15/2049	1,403	1,295
	Lear Corp.	3.550%	1/15/2052	395	276
	Leggett & Platt Inc.	3.500%	11/15/2051	1,587	1,043
	Leland Stanford Junior University	3.647%	5/1/2048	4,974	4,037
	Leland Stanford Junior University	2.413%	6/1/2050	1,400	872
	Lowe's Cos. Inc.	5.000%	4/15/2040	849	836
	Lowe's Cos. Inc.	2.800%	9/15/2041	1,973	1,448
	Lowe's Cos. Inc.	4.650%	4/15/2042	120	111
	Lowe's Cos. Inc.	4.250%	9/15/2044	272	225
	Lowe's Cos. Inc.	4.375%	9/15/2045	235	201
	Lowe's Cos. Inc.	3.700%	4/15/2046	8,151	6,292
	Lowe's Cos. Inc.	4.050%	5/3/2047	9,277	7,460
	Lowe's Cos. Inc.	4.550%	4/5/2049	426	364
	Lowe's Cos. Inc.	5.125%	4/15/2050	1,431	1,314
	Lowe's Cos. Inc.	3.000%	10/15/2050	10,730	6,957
	Lowe's Cos. Inc.	3.500%	4/1/2051	30	21
	Lowe's Cos. Inc.	4.250%	4/1/2052	9,345	7,475
	Lowe's Cos. Inc.	5.625%	4/15/2053	8,251	8,120
	Lowe's Cos. Inc.	4.450%	4/1/2062	1,284	1,017
	Lowe's Cos. Inc.	5.800%	9/15/2062	2,185	2,165
	Lowe's Cos. Inc.	5.850%	4/1/2063	488	486
	Marriott International Inc.	5.250%	10/15/2035	3	3
	Marriott International Inc.	5.500%	4/15/2037	6,227	6,432
	Marriott International Inc.	5.100%	5/1/2038	2,350	2,329
	Masco Corp.	4.500%	5/15/2047	95	82
	Masco Corp.	3.125%	2/15/2051	2,226	1,495
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	1,154	1,084
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	2,240	1,569
	Massachusetts Institute of Technology	3.067%	4/1/2052	677	474
	Massachusetts Institute of Technology	5.618%	6/1/2055	5,879	6,273
	Massachusetts Institute of Technology	5.600%	7/1/2111	5,478	5,641
	Massachusetts Institute of Technology	4.678%	7/1/2114	585	506
	Mattel Inc.	5.450%	11/1/2041	1,928	1,826
	McDonald's Corp.	5.000%	2/13/2036	734	752
[3]	McDonald's Corp.	6.300%	10/15/2037	20	23
[3]	McDonald's Corp.	6.300%	3/1/2038	3,236	3,629
[3]	McDonald's Corp.	5.700%	2/1/2039	25	27
[3]	McDonald's Corp.	4.875%	7/15/2040	2,561	2,507
[3]	McDonald's Corp.	4.600%	5/26/2045	87	78
5

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	4.875%	12/9/2045	5,335	4,946
[3]	McDonald's Corp.	4.450%	3/1/2047	5,890	5,140
[3]	McDonald's Corp.	4.450%	9/1/2048	6,226	5,393
[3]	McDonald's Corp.	3.625%	9/1/2049	10,151	7,635
[3]	McDonald's Corp.	4.200%	4/1/2050	4,351	3,585
[3]	McDonald's Corp.	5.150%	9/9/2052	2,270	2,139
	McDonald's Corp.	5.450%	8/14/2053	25	25
	NIKE Inc.	3.250%	3/27/2040	858	707
	NIKE Inc.	3.625%	5/1/2043	4,747	3,853
	NIKE Inc.	3.875%	11/1/2045	2,767	2,273
	NIKE Inc.	3.375%	3/27/2050	7,438	5,442
[3]	Northeastern University	2.894%	10/1/2050	1,645	1,127
[3]	Northwestern University	4.643%	12/1/2044	2,296	2,218
[3]	Northwestern University	2.640%	12/1/2050	2,820	1,824
[3]	Northwestern University	3.662%	12/1/2057	2,987	2,260
	Owens Corning	7.000%	12/1/2036	617	709
	Owens Corning	4.300%	7/15/2047	25	21
	Owens Corning	4.400%	1/30/2048	165	140
	Owens Corning	5.950%	6/15/2054	4,270	4,415
	President & Fellows of Harvard College	4.875%	10/15/2040	1,856	1,890
	President & Fellows of Harvard College	2.517%	10/15/2050	115	73
	President & Fellows of Harvard College	3.745%	11/15/2052	3,724	2,956
	President & Fellows of Harvard College	3.300%	7/15/2056	3,726	2,626
[3]	Rockefeller Foundation	2.492%	10/1/2050	295	184
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	5,450	5,458
	Sekisui House US Inc.	6.000%	1/15/2043	2,258	2,153
	Sekisui House US Inc.	3.966%	8/6/2061	25	17
	Snap-on Inc.	4.100%	3/1/2048	1,705	1,417
	Snap-on Inc.	3.100%	5/1/2050	3,136	2,163
	Stanley Black & Decker Inc.	2.750%	11/15/2050	7,548	4,563
	Starbucks Corp.	4.300%	6/15/2045	60	52
	Starbucks Corp.	4.500%	11/15/2048	7,343	6,313
	Starbucks Corp.	4.450%	8/15/2049	6,265	5,341
	Starbucks Corp.	3.350%	3/12/2050	455	320
	Starbucks Corp.	3.500%	11/15/2050	40	29
	Thomas Jefferson University	3.847%	11/1/2057	1,266	942
	TJX Cos. Inc.	4.500%	4/15/2050	2,756	2,432
[3]	Trustees of Boston College	3.129%	7/1/2052	3,452	2,454
	Trustees of Princeton University	5.700%	3/1/2039	4,695	5,136
	Trustees of Princeton University	4.201%	3/1/2052	1,079	925
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	2,153	1,819
[3]	University of Chicago	2.761%	4/1/2045	405	329
[3]	University of Chicago	2.547%	4/1/2050	2,063	1,372
[3]	University of Chicago	4.003%	10/1/2053	717	581
[3]	University of Miami	4.063%	4/1/2052	4,233	3,480
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	504	403
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	3,262	2,522
[3]	University of Southern California	3.028%	10/1/2039	1,019	865
[3]	University of Southern California	3.841%	10/1/2047	1,402	1,161
	University of Southern California	2.805%	10/1/2050	95	63
[3]	University of Southern California	2.945%	10/1/2051	30	20
	University of Southern California	4.976%	10/1/2053	75	72
	University of Southern California	5.250%	10/1/2111	2,614	2,517
[3]	Washington University	3.524%	4/15/2054	3,180	2,397
	Washington University	4.349%	4/15/2122	680	535
[3]	William Marsh Rice University	3.574%	5/15/2045	975	802
[3]	William Marsh Rice University	3.774%	5/15/2055	30	24
[3]	Yale University	2.402%	4/15/2050	2,763	1,723
					475,901
Consumer Staples (6.5%)
	Altria Group Inc.	5.800%	2/14/2039	10,167	10,571
	Altria Group Inc.	3.400%	2/4/2041	1,339	1,049
	Altria Group Inc.	4.250%	8/9/2042	296	251
	Altria Group Inc.	4.500%	5/2/2043	1,247	1,079
	Altria Group Inc.	5.375%	1/31/2044	7,137	6,896
	Altria Group Inc.	3.875%	9/16/2046	6,775	5,220
	Altria Group Inc.	5.950%	2/14/2049	11,875	12,018
	Altria Group Inc.	3.700%	2/4/2051	7,534	5,392
	Altria Group Inc.	6.200%	2/14/2059	35	35
6

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	34,991	32,904
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	8,243	7,708
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	855	823
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	5,880	7,661
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	5,183	5,434
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	359	465
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,827	8,570
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/2048	70	63
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	6,524	5,722
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	17,478	17,586
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/2058	200	178
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	8,379	8,696
	Archer-Daniels-Midland Co.	4.535%	3/26/2042	199	184
	Archer-Daniels-Midland Co.	4.016%	4/16/2043	1,610	1,385
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	840	672
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	227	199
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	7,762	4,861
	BAT Capital Corp.	4.390%	8/15/2037	12,240	11,447
	BAT Capital Corp.	3.734%	9/25/2040	60	50
	BAT Capital Corp.	7.079%	8/2/2043	5,611	6,381
	BAT Capital Corp.	4.540%	8/15/2047	1,489	1,254
	BAT Capital Corp.	4.758%	9/6/2049	2,951	2,529
	BAT Capital Corp.	5.282%	4/2/2050	385	353
	BAT Capital Corp.	5.650%	3/16/2052	5,456	5,228
	BAT Capital Corp.	7.081%	8/2/2053	6,336	7,256
	BAT Capital Corp.	6.250%	8/15/2055	120	125
	Brown-Forman Corp.	4.000%	4/15/2038	2,194	2,016
	Brown-Forman Corp.	4.500%	7/15/2045	410	365
	Campbell's Co.	4.800%	3/15/2048	4,052	3,509
	Campbell's Co.	3.125%	4/24/2050	808	531
	Church & Dwight Co. Inc.	5.000%	6/15/2052	2,233	2,087
	Coca-Cola Co.	2.500%	6/1/2040	7,977	6,053
	Coca-Cola Co.	2.875%	5/5/2041	10	8
	Coca-Cola Co.	2.600%	6/1/2050	10,404	6,602
	Coca-Cola Co.	3.000%	3/5/2051	2,127	1,448
	Coca-Cola Co.	2.500%	3/15/2051	8,834	5,436
	Coca-Cola Co.	5.300%	5/13/2054	2,239	2,224
	Coca-Cola Co.	5.200%	1/14/2055	822	806
	Coca-Cola Co.	2.750%	6/1/2060	3,444	2,060
	Coca-Cola Co.	5.400%	5/13/2064	9,094	8,994
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	1,423	1,438
[3]	Colgate-Palmolive Co.	4.000%	8/15/2045	440	385
[3]	Colgate-Palmolive Co.	3.700%	8/1/2047	1,953	1,575
	Conagra Brands Inc.	5.300%	11/1/2038	6,547	6,303
	Conagra Brands Inc.	5.400%	11/1/2048	195	175
	Constellation Brands Inc.	4.500%	5/9/2047	355	305
	Constellation Brands Inc.	4.100%	2/15/2048	6,140	4,945
	Diageo Capital plc	5.875%	9/30/2036	4,908	5,361
	Diageo Capital plc	3.875%	4/29/2043	2,739	2,289
	Dollar General Corp.	4.125%	4/3/2050	995	787
	Dollar General Corp.	5.500%	11/1/2052	2,500	2,452
	Dollar Tree Inc.	3.375%	12/1/2051	2,869	1,936
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	962	1,062
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	1,046	902
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	50	41
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	7,259	4,954
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	630	589
	Flowers Foods Inc.	6.200%	3/15/2055	1,125	967
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	1,520	1,370
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	5,104	3,868
	General Mills Inc.	4.150%	2/15/2043	85	72
	General Mills Inc.	4.700%	4/17/2048	625	556
	General Mills Inc.	3.000%	2/1/2051	5,670	3,706
	Haleon US Capital LLC	4.000%	3/24/2052	4,545	3,648
	Hershey Co.	3.375%	8/15/2046	877	669
	Hershey Co.	2.650%	6/1/2050	740	472
	Hormel Foods Corp.	3.050%	6/3/2051	3,645	2,443
	Ingredion Inc.	3.900%	6/1/2050	245	192
	J M Smucker Co.	6.500%	11/15/2043	4,190	4,568
	J M Smucker Co.	4.375%	3/15/2045	15	13
7

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
J M Smucker Co.	6.500%	11/15/2053	4,314	4,741
JBS NV	4.375%	2/2/2052	3,165	2,496
JBS NV	6.500%	12/1/2052	4,950	5,222
JBS NV	7.250%	11/15/2053	3,810	4,354
JBS NV	6.375%	2/25/2055	270	281
JBS NV	6.250%	3/1/2056	7,539	7,706
JBS NV	6.375%	4/15/2066	4,204	4,291
Kellanova	4.500%	4/1/2046	491	442
Kellanova	5.750%	5/16/2054	2,040	2,087
Kenvue Inc.	5.100%	3/22/2043	4,751	4,664
Kenvue Inc.	5.050%	3/22/2053	980	913
Kenvue Inc.	5.200%	3/22/2063	4,782	4,441
Keurig Dr Pepper Inc.	4.420%	12/15/2046	200	166
Keurig Dr Pepper Inc.	5.085%	5/25/2048	245	223
Keurig Dr Pepper Inc.	3.800%	5/1/2050	6,861	5,062
Keurig Dr Pepper Inc.	3.350%	3/15/2051	3,830	2,598
Keurig Dr Pepper Inc.	4.500%	4/15/2052	175	145
Kimberly-Clark Corp.	6.625%	8/1/2037	5,241	6,099
Kimberly-Clark Corp.	3.200%	7/30/2046	2,135	1,566
Kimberly-Clark Corp.	3.900%	5/4/2047	1,835	1,491
Kimberly-Clark Corp.	2.875%	2/7/2050	25	17
Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	3,136	3,317
Kraft Heinz Foods Co.	6.875%	1/26/2039	2,952	3,319
Kraft Heinz Foods Co.	4.625%	10/1/2039	895	818
Kraft Heinz Foods Co.	5.000%	6/4/2042	7,562	6,940
Kraft Heinz Foods Co.	5.200%	7/15/2045	9,232	8,450
Kraft Heinz Foods Co.	4.375%	6/1/2046	6,596	5,412
Kraft Heinz Foods Co.	4.875%	10/1/2049	7,392	6,372
Kroger Co.	5.400%	7/15/2040	1,817	1,845
Kroger Co.	3.875%	10/15/2046	455	359
Kroger Co.	4.450%	2/1/2047	479	409
Kroger Co.	5.400%	1/15/2049	3,284	3,179
Kroger Co.	3.950%	1/15/2050	4,133	3,206
Kroger Co.	5.500%	9/15/2054	7,821	7,546
Kroger Co.	5.650%	9/15/2064	8,638	8,353
McCormick & Co. Inc.	4.200%	8/15/2047	2,094	1,744
Mead Johnson Nutrition Co.	4.600%	6/1/2044	85	77
Molson Coors Beverage Co.	4.200%	7/15/2046	9,554	7,763
Mondelez International Inc.	2.625%	9/4/2050	3,503	2,138
PepsiCo Inc.	5.500%	1/15/2040	3,235	3,443
PepsiCo Inc.	3.500%	3/19/2040	30	26
PepsiCo Inc.	4.875%	11/1/2040	3,269	3,269
PepsiCo Inc.	2.625%	10/21/2041	1,640	1,220
PepsiCo Inc.	4.000%	3/5/2042	2,945	2,586
PepsiCo Inc.	3.600%	8/13/2042	85	71
PepsiCo Inc.	4.450%	4/14/2046	355	321
PepsiCo Inc.	3.450%	10/6/2046	1,328	1,032
PepsiCo Inc.	4.000%	5/2/2047	5,420	4,542
PepsiCo Inc.	3.375%	7/29/2049	4,743	3,505
PepsiCo Inc.	2.875%	10/15/2049	7,262	4,898
PepsiCo Inc.	3.625%	3/19/2050	4,455	3,434
PepsiCo Inc.	2.750%	10/21/2051	4,175	2,689
PepsiCo Inc.	4.200%	7/18/2052	600	504
PepsiCo Inc.	3.875%	3/19/2060	320	248
Philip Morris International Inc.	6.375%	5/16/2038	8,074	9,081
Philip Morris International Inc.	3.875%	8/21/2042	3,141	2,630
Philip Morris International Inc.	4.125%	3/4/2043	4,141	3,579
Philip Morris International Inc.	4.875%	11/15/2043	5,769	5,395
Philip Morris International Inc.	4.250%	11/10/2044	8,093	6,990
Procter & Gamble Co.	3.600%	3/25/2050	5,128	4,029
Reynolds American Inc.	6.150%	9/15/2043	4,185	4,351
Reynolds American Inc.	5.850%	8/15/2045	10,662	10,658
Sysco Corp.	6.600%	4/1/2040	1,294	1,464
Sysco Corp.	4.850%	10/1/2045	304	277
Sysco Corp.	4.500%	4/1/2046	3,374	2,943
Sysco Corp.	4.450%	3/15/2048	405	348
Sysco Corp.	6.600%	4/1/2050	6,549	7,332
Sysco Corp.	3.150%	12/14/2051	1,105	748
Target Corp.	5.250%	2/15/2036	949	986
Target Corp.	6.500%	10/15/2037	50	57
8

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	4.000%	7/1/2042	6,673	5,742
	Target Corp.	3.625%	4/15/2046	2,395	1,874
	Target Corp.	2.950%	1/15/2052	7,360	4,829
	Tyson Foods Inc.	5.150%	8/15/2044	35	34
	Tyson Foods Inc.	4.550%	6/2/2047	343	301
	Tyson Foods Inc.	5.100%	9/28/2048	8,779	8,265
[3]	Unilever Capital Corp.	2.625%	8/12/2051	2,362	1,504
	Walmart Inc.	6.500%	8/15/2037	6,611	7,757
	Walmart Inc.	6.200%	4/15/2038	605	690
	Walmart Inc.	3.950%	6/28/2038	5,541	5,239
	Walmart Inc.	5.625%	4/1/2040	4,113	4,475
	Walmart Inc.	5.625%	4/15/2041	2,265	2,442
	Walmart Inc.	2.500%	9/22/2041	180	134
	Walmart Inc.	4.050%	6/29/2048	8,896	7,520
	Walmart Inc.	2.650%	9/22/2051	290	186
	Walmart Inc.	4.500%	9/9/2052	5,842	5,202
	Walmart Inc.	4.500%	4/15/2053	4,212	3,763
					563,292
Energy (9.2%)
[3]	APA Corp.	5.100%	9/1/2040	1,625	1,492
[3]	APA Corp.	5.350%	7/1/2049	40	35
	APA Corp.	6.750%	2/15/2055	1,904	1,936
	Baker Hughes Holdings LLC	5.125%	9/15/2040	6,984	6,946
	Baker Hughes Holdings LLC	4.080%	12/15/2047	2,213	1,797
	BP Capital Markets America Inc.	3.060%	6/17/2041	9,552	7,454
	BP Capital Markets America Inc.	3.000%	2/24/2050	11,973	8,007
	BP Capital Markets America Inc.	2.772%	11/10/2050	9,377	5,955
	BP Capital Markets America Inc.	2.939%	6/4/2051	12,722	8,321
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,183	792
	Burlington Resources LLC	5.950%	10/15/2036	2,222	2,433
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	705	776
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	4,583	4,949
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	830	932
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	3,145	2,859
	Cenovus Energy Inc.	5.400%	3/20/2036	1,200	1,221
	Cenovus Energy Inc.	5.250%	6/15/2037	3,446	3,437
	Cenovus Energy Inc.	6.750%	11/15/2039	465	520
	Cenovus Energy Inc.	5.400%	6/15/2047	25	24
	Cenovus Energy Inc.	3.750%	2/15/2052	7,287	5,282
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	9,483	8,258
	Chevron Corp.	3.078%	5/11/2050	8,218	5,752
	Chevron USA Inc.	5.250%	11/15/2043	65	66
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	1,103	1,121
	ConocoPhillips	5.900%	5/15/2038	70	76
	ConocoPhillips	6.500%	2/1/2039	7,447	8,503
	ConocoPhillips	4.875%	10/1/2047	300	275
	ConocoPhillips Co.	4.300%	11/15/2044	5,049	4,379
	ConocoPhillips Co.	3.800%	3/15/2052	7,868	5,952
	ConocoPhillips Co.	5.300%	5/15/2053	5,603	5,316
	ConocoPhillips Co.	5.550%	3/15/2054	80	79
	ConocoPhillips Co.	5.500%	1/15/2055	4,604	4,517
	ConocoPhillips Co.	4.025%	3/15/2062	10,077	7,484
	ConocoPhillips Co.	5.700%	9/15/2063	75	75
	ConocoPhillips Co.	5.650%	1/15/2065	50	49
	Continental Resources Inc.	4.900%	6/1/2044	1,426	1,175
	Coterra Energy Inc.	5.900%	2/15/2055	3,975	3,953
	Devon Energy Corp.	5.600%	7/15/2041	855	857
	Devon Energy Corp.	5.000%	6/15/2045	6,122	5,567
	Devon Energy Corp.	5.750%	9/15/2054	5,079	4,942
	Diamondback Energy Inc.	4.400%	3/24/2051	485	401
	Diamondback Energy Inc.	4.250%	3/15/2052	6,869	5,504
	Diamondback Energy Inc.	6.250%	3/15/2053	10	10
	Diamondback Energy Inc.	5.750%	4/18/2054	7,941	7,747
	Diamondback Energy Inc.	5.900%	4/18/2064	6,801	6,663
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	6,615	6,528
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	25	30
	Enbridge Energy Partners LP	5.500%	9/15/2040	3,180	3,219
	Enbridge Energy Partners LP	7.375%	10/15/2045	2,545	3,010
	Enbridge Inc.	5.500%	12/1/2046	890	881
9

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	4.000%	11/15/2049	160	125
	Enbridge Inc.	3.400%	8/1/2051	5,596	3,911
	Enbridge Inc.	6.700%	11/15/2053	6,827	7,674
	Enbridge Inc.	5.950%	4/5/2054	175	180
[3]	Energy Transfer LP	5.800%	6/15/2038	4,776	4,966
	Energy Transfer LP	6.100%	2/15/2042	1,106	1,135
	Energy Transfer LP	5.150%	2/1/2043	380	349
	Energy Transfer LP	5.300%	4/1/2044	3,244	3,026
	Energy Transfer LP	5.150%	3/15/2045	7,114	6,446
	Energy Transfer LP	6.125%	12/15/2045	3,712	3,757
	Energy Transfer LP	5.300%	4/15/2047	6,841	6,240
	Energy Transfer LP	5.400%	10/1/2047	6,153	5,670
	Energy Transfer LP	6.000%	6/15/2048	6,632	6,543
	Energy Transfer LP	6.250%	4/15/2049	9,477	9,582
	Energy Transfer LP	5.000%	5/15/2050	9,529	8,144
	Energy Transfer LP	5.950%	5/15/2054	9,425	9,093
	Energy Transfer LP	6.050%	9/1/2054	5,311	5,201
	Energy Transfer LP	6.200%	4/1/2055	265	265
	Energy Transfer LP	6.300%	1/15/2056	1,120	1,132
	Enterprise Products Operating LLC	6.125%	10/15/2039	1,672	1,833
	Enterprise Products Operating LLC	5.950%	2/1/2041	225	240
	Enterprise Products Operating LLC	5.700%	2/15/2042	1,184	1,229
	Enterprise Products Operating LLC	4.850%	8/15/2042	4,048	3,819
	Enterprise Products Operating LLC	4.450%	2/15/2043	7,474	6,693
	Enterprise Products Operating LLC	4.850%	3/15/2044	7,605	7,084
	Enterprise Products Operating LLC	5.100%	2/15/2045	7,567	7,231
	Enterprise Products Operating LLC	4.900%	5/15/2046	75	69
	Enterprise Products Operating LLC	4.250%	2/15/2048	8,256	6,884
	Enterprise Products Operating LLC	4.800%	2/1/2049	6,599	5,932
	Enterprise Products Operating LLC	4.200%	1/31/2050	4,706	3,863
	Enterprise Products Operating LLC	3.700%	1/31/2051	469	351
	Enterprise Products Operating LLC	3.200%	2/15/2052	6,511	4,386
	Enterprise Products Operating LLC	3.300%	2/15/2053	5,056	3,442
	Enterprise Products Operating LLC	5.550%	2/16/2055	3,682	3,641
	Enterprise Products Operating LLC	3.950%	1/31/2060	265	197
	EOG Resources Inc.	4.950%	4/15/2050	4,905	4,457
	EOG Resources Inc.	5.650%	12/1/2054	345	345
	EOG Resources Inc.	5.950%	7/15/2055	3,445	3,595
	Exxon Mobil Corp.	2.995%	8/16/2039	1,065	870
	Exxon Mobil Corp.	4.227%	3/19/2040	10,467	9,752
	Exxon Mobil Corp.	3.567%	3/6/2045	6,444	5,168
	Exxon Mobil Corp.	4.114%	3/1/2046	11,166	9,521
	Exxon Mobil Corp.	3.095%	8/16/2049	750	525
	Exxon Mobil Corp.	4.327%	3/19/2050	13,566	11,628
	Exxon Mobil Corp.	3.452%	4/15/2051	115	84
	Halliburton Co.	6.700%	9/15/2038	4,725	5,389
	Halliburton Co.	7.450%	9/15/2039	1,710	2,066
	Halliburton Co.	5.000%	11/15/2045	9,192	8,437
	Hess Corp.	6.000%	1/15/2040	4,405	4,816
	Hess Corp.	5.600%	2/15/2041	6,693	7,035
	Hess Corp.	5.800%	4/1/2047	35	37
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	70	78
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	6,689	7,715
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	4,007	4,443
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	25	30
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	170	171
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	4,737	4,472
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	55	50
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	90	84
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	5,430	5,336
	Kinder Morgan Inc.	5.550%	6/1/2045	7,026	6,942
	Kinder Morgan Inc.	5.050%	2/15/2046	225	208
	Kinder Morgan Inc.	5.200%	3/1/2048	745	697
	Kinder Morgan Inc.	3.600%	2/15/2051	7,115	5,110
	Kinder Morgan Inc.	5.450%	8/1/2052	6,168	5,859
	Kinder Morgan Inc.	5.950%	8/1/2054	5,697	5,821
	Marathon Petroleum Corp.	6.500%	3/1/2041	7,312	7,992
	Marathon Petroleum Corp.	4.750%	9/15/2044	6,512	5,750
	Marathon Petroleum Corp.	4.500%	4/1/2048	1,820	1,502
	Marathon Petroleum Corp.	5.000%	9/15/2054	145	125
10

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	5.300%	4/1/2036	3,250	3,277
	MPLX LP	4.500%	4/15/2038	9,400	8,737
	MPLX LP	5.200%	3/1/2047	5,064	4,623
	MPLX LP	5.200%	12/1/2047	230	209
	MPLX LP	4.700%	4/15/2048	2,299	1,942
	MPLX LP	5.500%	2/15/2049	7,255	6,804
	MPLX LP	5.650%	3/1/2053	4,053	3,830
	MPLX LP	5.950%	4/1/2055	6,545	6,423
	MPLX LP	6.100%	4/1/2056	3,650	3,651
	MPLX LP	4.900%	4/15/2058	25	21
	NOV Inc.	3.950%	12/1/2042	3,681	2,975
	Occidental Petroleum Corp.	6.450%	9/15/2036	8,980	9,789
	Occidental Petroleum Corp.	7.950%	6/15/2039	35	42
	Occidental Petroleum Corp.	6.200%	3/15/2040	442	462
	Occidental Petroleum Corp.	6.600%	3/15/2046	1,050	1,116
	Occidental Petroleum Corp.	4.400%	4/15/2046	920	753
	Occidental Petroleum Corp.	4.200%	3/15/2048	1,032	800
	Occidental Petroleum Corp.	6.050%	10/1/2054	6,662	6,636
	ONEOK Inc.	5.150%	10/15/2043	4,243	3,928
	ONEOK Inc.	5.050%	4/1/2045	135	121
	ONEOK Inc.	4.250%	9/15/2046	813	649
	ONEOK Inc.	4.950%	7/13/2047	5,449	4,836
	ONEOK Inc.	4.200%	10/3/2047	320	252
	ONEOK Inc.	5.200%	7/15/2048	6,911	6,284
	ONEOK Inc.	4.850%	2/1/2049	1,005	864
	ONEOK Inc.	3.950%	3/1/2050	2,053	1,513
	ONEOK Inc.	4.500%	3/15/2050	1,270	1,052
	ONEOK Inc.	7.150%	1/15/2051	1,327	1,492
	ONEOK Inc.	6.625%	9/1/2053	8,040	8,524
	ONEOK Inc.	5.700%	11/1/2054	5,492	5,176
	ONEOK Inc.	6.250%	10/15/2055	2,012	2,035
	ONEOK Inc.	5.850%	11/1/2064	4,256	4,036
	ONEOK Partners LP	6.650%	10/1/2036	2,613	2,904
	ONEOK Partners LP	6.125%	2/1/2041	1,620	1,704
	ONEOK Partners LP	6.200%	9/15/2043	625	648
	Ovintiv Inc.	6.625%	8/15/2037	380	416
	Ovintiv Inc.	6.500%	2/1/2038	4,291	4,639
	Ovintiv Inc.	7.100%	7/15/2053	725	809
	Phillips 66	5.875%	5/1/2042	8,393	8,632
	Phillips 66	4.875%	11/15/2044	9,739	8,785
	Phillips 66	3.300%	3/15/2052	4,300	2,886
	Phillips 66 Co.	4.900%	10/1/2046	50	45
	Phillips 66 Co.	5.650%	6/15/2054	945	911
	Phillips 66 Co.	5.500%	3/15/2055	1,535	1,454
[3]	Phillips 66 Co.	6.200%	3/15/2056	1,866	1,890
	Plains All American Pipeline LP	4.700%	6/15/2044	6,162	5,375
	Plains All American Pipeline LP	4.900%	2/15/2045	3,731	3,331
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	2,047	2,183
[4]	Shell Finance US Inc.	6.375%	12/15/2038	9,753	11,060
[4]	Shell Finance US Inc.	5.500%	3/25/2040	5,951	6,202
[4]	Shell Finance US Inc.	5.125%	10/15/2041	25	25
[3]	Shell Finance US Inc.	4.550%	8/12/2043	4,166	3,811
[3]	Shell Finance US Inc.	4.375%	5/11/2045	12,484	10,935
[3]	Shell Finance US Inc.	4.000%	5/10/2046	4,353	3,599
[3]	Shell Finance US Inc.	3.750%	9/12/2046	7,731	6,134
[4]	Shell Finance US Inc.	3.125%	11/7/2049	1,792	1,237
[3]	Shell Finance US Inc.	3.250%	4/6/2050	3,147	2,218
	Shell International Finance BV	6.375%	12/15/2038	104	118
	Shell International Finance BV	2.875%	11/26/2041	6,150	4,626
	Shell International Finance BV	3.625%	8/21/2042	45	37
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	3,212	3,145
	Spectra Energy Partners LP	4.500%	3/15/2045	6,317	5,471
	Suncor Energy Inc.	6.800%	5/15/2038	25	28
	Suncor Energy Inc.	6.500%	6/15/2038	952	1,048
	Suncor Energy Inc.	6.850%	6/1/2039	5,474	6,159
	Suncor Energy Inc.	4.000%	11/15/2047	3,044	2,383
	Suncor Energy Inc.	3.750%	3/4/2051	755	552
	Targa Resources Corp.	5.400%	7/30/2036	1,325	1,349
	Targa Resources Corp.	4.950%	4/15/2052	5,556	4,797
	Targa Resources Corp.	6.250%	7/1/2052	2,611	2,673
11

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Corp.	6.500%	2/15/2053	6,122	6,494
	Targa Resources Corp.	6.125%	5/15/2055	90	91
	TotalEnergies Capital International SA	2.986%	6/29/2041	25	19
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,582	1,165
	TotalEnergies Capital International SA	3.127%	5/29/2050	13,220	9,068
	TotalEnergies Capital International SA	3.386%	6/29/2060	180	120
	TotalEnergies Capital SA	5.488%	4/5/2054	9,307	9,210
	TotalEnergies Capital SA	5.275%	9/10/2054	10	10
	TotalEnergies Capital SA	5.638%	4/5/2064	3,037	3,002
	TotalEnergies Capital SA	5.425%	9/10/2064	7,770	7,402
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	6,630	7,214
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	305	358
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	7,220	8,767
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	5,782	6,231
[4]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	1,379	1,404
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	870	868
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	4,086	3,665
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	2,500	2,189
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	2,773	2,185
[4]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	5,814	5,847
	Valero Energy Corp.	6.625%	6/15/2037	7,602	8,535
	Western Midstream Operating LP	5.450%	4/1/2044	224	207
	Western Midstream Operating LP	5.300%	3/1/2048	2,589	2,285
	Western Midstream Operating LP	5.250%	2/1/2050	5,015	4,357
	Williams Cos. Inc.	5.150%	3/15/2036	3,292	3,329
	Williams Cos. Inc.	6.300%	4/15/2040	6,171	6,729
	Williams Cos. Inc.	5.800%	11/15/2043	125	126
	Williams Cos. Inc.	5.400%	3/4/2044	645	627
	Williams Cos. Inc.	5.750%	6/24/2044	335	340
	Williams Cos. Inc.	4.900%	1/15/2045	2,351	2,148
	Williams Cos. Inc.	5.100%	9/15/2045	6,125	5,728
	Williams Cos. Inc.	4.850%	3/1/2048	630	559
	Williams Cos. Inc.	3.500%	10/15/2051	65	46
	Williams Cos. Inc.	5.300%	8/15/2052	5,880	5,484
	Williams Cos. Inc.	5.800%	11/15/2054	5,987	5,962
	Williams Cos. Inc.	5.950%	3/15/2056	3,009	3,055
	Woodside Finance Ltd.	5.700%	9/12/2054	3,317	3,198
					799,095
Financials (13.6%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	5,550	4,616
	Aflac Inc.	4.000%	10/15/2046	38	31
	Aflac Inc.	4.750%	1/15/2049	2,275	2,017
	Alleghany Corp.	4.900%	9/15/2044	2,177	2,036
	Alleghany Corp.	3.250%	8/15/2051	5,058	3,507
	Allstate Corp.	5.950%	4/1/2036	2,118	2,296
	Allstate Corp.	4.500%	6/15/2043	2,586	2,283
	Allstate Corp.	4.200%	12/15/2046	2,978	2,466
	Allstate Corp.	3.850%	8/10/2049	3,643	2,803
[3]	Allstate Corp.	6.500%	5/15/2057	685	720
	American Express Co.	4.050%	12/3/2042	3,292	2,873
	American Financial Group Inc.	4.500%	6/15/2047	763	652
	American International Group Inc.	4.500%	7/16/2044	65	58
	American International Group Inc.	4.800%	7/10/2045	720	656
	American International Group Inc.	4.750%	4/1/2048	4,583	4,110
	American International Group Inc.	4.375%	6/30/2050	5,378	4,487
	Aon Corp.	6.250%	9/30/2040	1,807	1,990
	Aon Corp.	2.900%	8/23/2051	940	585
	Aon Corp.	3.900%	2/28/2052	3,160	2,350
	Aon Global Ltd.	4.600%	6/14/2044	1,385	1,217
	Aon Global Ltd.	4.750%	5/15/2045	35	31
	Aon North America Inc.	5.750%	3/1/2054	9,386	9,291
	Apollo Global Management Inc.	5.800%	5/21/2054	3,396	3,227
	Arch Capital Finance LLC	5.031%	12/15/2046	1,150	1,087
	Arch Capital Group Ltd.	3.635%	6/30/2050	3,731	2,765
	Arch Capital Group US Inc.	5.144%	11/1/2043	25	24
	Ares Management Corp.	5.600%	10/11/2054	3,183	2,893
	Arthur J Gallagher & Co.	3.500%	5/20/2051	3,183	2,211
	Arthur J Gallagher & Co.	3.050%	3/9/2052	693	439
	Arthur J Gallagher & Co.	6.750%	2/15/2054	3,110	3,401
12

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	5.550%	2/15/2055	8,394	8,015
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	1,865	1,325
	Athene Holding Ltd.	3.950%	5/25/2051	25	17
	Athene Holding Ltd.	6.250%	4/1/2054	6,746	6,295
	Athene Holding Ltd.	6.625%	5/19/2055	2,494	2,440
[2]	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	3,000	2,982
	Bank of America Corp.	6.110%	1/29/2037	10,023	10,829
[3]	Bank of America Corp.	4.244%	4/24/2038	9,943	9,310
	Bank of America Corp.	7.750%	5/14/2038	4,530	5,551
[3]	Bank of America Corp.	4.078%	4/23/2040	8,842	7,947
[3]	Bank of America Corp.	2.676%	6/19/2041	22,118	16,424
[3]	Bank of America Corp.	5.875%	2/7/2042	2,856	3,072
	Bank of America Corp.	3.311%	4/22/2042	8,631	6,861
[3]	Bank of America Corp.	5.000%	1/21/2044	9,715	9,440
[3]	Bank of America Corp.	3.946%	1/23/2049	245	197
[3]	Bank of America Corp.	4.330%	3/15/2050	11,020	9,344
[3]	Bank of America Corp.	4.083%	3/20/2051	22,508	18,246
[3]	Bank of America Corp.	2.831%	10/24/2051	3,930	2,535
[3]	Bank of America Corp.	3.483%	3/13/2052	1,660	1,209
	Bank of America Corp.	2.972%	7/21/2052	11,338	7,490
[3]	Bank of America NA	6.000%	10/15/2036	623	676
	Barclays plc	3.811%	3/10/2042	11,643	9,452
	Barclays plc	3.330%	11/24/2042	695	541
	Barclays plc	5.250%	8/17/2045	4,063	3,962
	Barclays plc	5.860%	8/11/2046	485	499
	Barclays plc	4.950%	1/10/2047	7,971	7,434
	Barclays plc	6.036%	3/12/2055	28	30
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	4,147	3,841
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	11,242	9,464
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	9,298	7,848
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	10,685	6,906
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	10	6
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	4,000	3,105
	BlackRock Funding Inc.	5.250%	3/14/2054	7,510	7,216
	BlackRock Funding Inc.	5.350%	1/8/2055	2,335	2,266
	Blue Owl Finance LLC	4.125%	10/7/2051	650	433
	Brighthouse Financial Inc.	4.700%	6/22/2047	2,249	1,566
	Brighthouse Financial Inc.	3.850%	12/22/2051	1,430	833
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	4,409	4,472
	Brookfield Finance Inc.	4.700%	9/20/2047	4,063	3,486
	Brookfield Finance Inc.	3.500%	3/30/2051	1,810	1,241
	Brookfield Finance Inc.	3.625%	2/15/2052	190	133
	Brookfield Finance Inc.	5.968%	3/4/2054	5,854	5,829
	Brookfield Finance Inc.	5.813%	3/3/2055	2,770	2,702
	Brookfield Finance LLC	3.450%	4/15/2050	290	196
	Brown & Brown Inc.	6.250%	6/23/2055	5,230	5,315
	Chubb INA Holdings LLC	6.700%	5/15/2036	3,092	3,563
	Chubb INA Holdings LLC	6.000%	5/11/2037	5,529	6,050
	Chubb INA Holdings LLC	4.350%	11/3/2045	3,120	2,741
	Chubb INA Holdings LLC	3.050%	12/15/2061	7,624	4,785
	Citigroup Inc.	6.125%	8/25/2036	1,666	1,783
[3]	Citigroup Inc.	3.878%	1/24/2039	540	481
	Citigroup Inc.	8.125%	7/15/2039	9,250	11,907
[3]	Citigroup Inc.	5.316%	3/26/2041	2,705	2,715
	Citigroup Inc.	5.875%	1/30/2042	5,285	5,589
	Citigroup Inc.	2.904%	11/3/2042	1,125	837
	Citigroup Inc.	6.675%	9/13/2043	4,974	5,611
	Citigroup Inc.	5.300%	5/6/2044	1,112	1,079
	Citigroup Inc.	4.650%	7/30/2045	245	224
	Citigroup Inc.	4.750%	5/18/2046	10,238	9,111
[3]	Citigroup Inc.	4.281%	4/24/2048	4,757	4,076
	Citigroup Inc.	4.650%	7/23/2048	6,542	5,840
	Citigroup Inc.	5.612%	3/4/2056	10,190	10,233
	CME Group Inc.	5.300%	9/15/2043	180	184
	CME Group Inc.	4.150%	6/15/2048	3,326	2,852
[3]	Cooperatieve Rabobank UA	5.250%	5/24/2041	7,436	7,529
	Cooperatieve Rabobank UA	5.750%	12/1/2043	3,942	4,014
	Cooperatieve Rabobank UA	5.250%	8/4/2045	5,233	5,000
	Corebridge Financial Inc.	4.350%	4/5/2042	880	755
	Corebridge Financial Inc.	4.400%	4/5/2052	6,314	5,019
13

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	5.000%	4/20/2048	3,630	3,230
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	415	369
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	6,057	4,217
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	4,257	2,698
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	5,144	5,342
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	1,313	1,314
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	2,110	2,257
	Fidelity National Financial Inc.	3.200%	9/17/2051	2,695	1,703
	Fifth Third Bancorp	8.250%	3/1/2038	4,407	5,460
	GATX Corp.	5.200%	3/15/2044	998	960
	GATX Corp.	6.050%	6/5/2054	3,897	4,024
	Global Payments Inc.	4.150%	8/15/2049	1,595	1,187
	Global Payments Inc.	5.950%	8/15/2052	1,624	1,546
[5]	Goldman Sachs Group Inc.	6.750%	10/1/2037	14,269	15,991
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	895	809
	Goldman Sachs Group Inc.	6.250%	2/1/2041	10,813	11,823
	Goldman Sachs Group Inc.	5.387%	2/2/2041	10,115	10,041
	Goldman Sachs Group Inc.	3.210%	4/22/2042	11,710	9,022
	Goldman Sachs Group Inc.	2.908%	7/21/2042	5,755	4,256
	Goldman Sachs Group Inc.	3.436%	2/24/2043	10,109	7,926
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	2,025	1,870
	Goldman Sachs Group Inc.	5.150%	5/22/2045	5,340	5,023
	Goldman Sachs Group Inc.	4.750%	10/21/2045	8,765	7,943
	Goldman Sachs Group Inc.	5.561%	11/19/2045	13,574	13,595
	Goldman Sachs Group Inc.	5.541%	1/21/2047	9,809	9,758
	Goldman Sachs Group Inc.	5.734%	1/28/2056	9,807	9,945
[2]	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	731	727
	Hartford Insurance Group Inc.	5.950%	10/15/2036	2,295	2,486
	Hartford Insurance Group Inc.	4.300%	4/15/2043	2,132	1,883
	Hartford Insurance Group Inc.	4.400%	3/15/2048	4,126	3,528
	Hartford Insurance Group Inc.	3.600%	8/19/2049	3,145	2,337
	Hartford Insurance Group Inc.	2.900%	9/15/2051	25	16
[3]	HSBC Bank USA NA	7.000%	1/15/2039	3,434	4,040
[3]	HSBC Holdings plc	6.500%	5/2/2036	2,648	2,879
	HSBC Holdings plc	5.741%	9/10/2036	212	220
	HSBC Holdings plc	6.500%	9/15/2037	5,469	6,078
[3]	HSBC Holdings plc	6.500%	9/15/2037	4,050	4,425
	HSBC Holdings plc	6.800%	6/1/2038	880	1,006
[3]	HSBC Holdings plc	6.800%	6/1/2038	6,398	7,169
	HSBC Holdings plc	6.100%	1/14/2042	490	535
	HSBC Holdings plc	6.332%	3/9/2044	10,660	11,796
	HSBC Holdings plc	5.250%	3/14/2044	5,277	5,184
	Intercontinental Exchange Inc.	2.650%	9/15/2040	5,769	4,309
	Intercontinental Exchange Inc.	3.000%	6/15/2050	5,648	3,727
	Intercontinental Exchange Inc.	4.950%	6/15/2052	5,950	5,434
	Intercontinental Exchange Inc.	3.000%	9/15/2060	9,950	5,960
	Intercontinental Exchange Inc.	5.200%	6/15/2062	2,193	2,031
	Invesco Finance plc	5.375%	11/30/2043	330	324
	Jackson Financial Inc.	4.000%	11/23/2051	3,087	2,098
	JPMorgan Chase & Co.	6.400%	5/15/2038	11,909	13,552
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	235	213
	JPMorgan Chase & Co.	5.500%	10/15/2040	65	68
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	9,469	7,495
	JPMorgan Chase & Co.	5.600%	7/15/2041	9,262	9,686
	JPMorgan Chase & Co.	2.525%	11/19/2041	9,809	7,148
	JPMorgan Chase & Co.	5.400%	1/6/2042	713	730
	JPMorgan Chase & Co.	3.157%	4/22/2042	9,732	7,606
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,890	1,793
	JPMorgan Chase & Co.	5.534%	11/29/2045	11,004	11,237
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	10,461	8,987
[3]	JPMorgan Chase & Co.	4.032%	7/24/2048	7,132	5,900
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	11,422	9,308
[3]	JPMorgan Chase & Co.	3.897%	1/23/2049	10,404	8,359
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	11,532	7,907
	JPMorgan Chase & Co.	3.328%	4/22/2052	14,938	10,675
	Legg Mason Inc.	5.625%	1/15/2044	1,430	1,429
	Lincoln National Corp.	6.300%	10/9/2037	25	26
	Lincoln National Corp.	7.000%	6/15/2040	3,624	3,857
	Lloyds Banking Group plc	5.300%	12/1/2045	405	391
	Lloyds Banking Group plc	3.369%	12/14/2046	8,857	6,706
14

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.344%	1/9/2048	5,405	4,581
	Loews Corp.	4.940%	4/1/2036	1,500	1,495
	Manulife Financial Corp.	5.375%	3/4/2046	1,880	1,874
	Markel Group Inc.	4.300%	11/1/2047	2,194	1,806
	Markel Group Inc.	5.000%	5/20/2049	250	225
	Markel Group Inc.	3.450%	5/7/2052	1,333	921
	Markel Group Inc.	6.000%	5/16/2054	2,719	2,769
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	1,873	1,811
	Marsh & McLennan Cos. Inc.	5.350%	11/15/2044	25	24
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	25	21
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	5,603	4,607
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	7,212	6,526
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	303	193
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	520	558
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,871	2,765
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	2,285	2,270
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	8,360	8,031
	Mastercard Inc.	3.800%	11/21/2046	520	422
	Mastercard Inc.	3.950%	2/26/2048	2,540	2,067
	Mastercard Inc.	3.650%	6/1/2049	7,386	5,689
	Mastercard Inc.	3.850%	3/26/2050	5,608	4,437
[3]	MetLife Inc.	6.400%	12/15/2036	4,138	4,336
[3]	MetLife Inc.	10.750%	8/1/2039	1,671	2,220
	MetLife Inc.	5.875%	2/6/2041	4,602	4,845
	MetLife Inc.	4.125%	8/13/2042	771	656
	MetLife Inc.	4.875%	11/13/2043	310	287
	MetLife Inc.	4.721%	12/15/2044	5,010	4,496
	MetLife Inc.	4.050%	3/1/2045	2,898	2,395
	MetLife Inc.	4.600%	5/13/2046	6,186	5,489
	MetLife Inc.	5.000%	7/15/2052	6,058	5,477
	MetLife Inc.	5.250%	1/15/2054	920	866
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	717	674
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	8,438	7,486
	Mizuho Financial Group Inc.	5.050%	5/12/2037	2,591	2,625
[3]	Morgan Stanley	3.971%	7/22/2038	10,792	9,797
[3]	Morgan Stanley	4.457%	4/22/2039	4,354	4,124
	Morgan Stanley	3.217%	4/22/2042	2,890	2,278
	Morgan Stanley	6.375%	7/24/2042	10,114	11,292
	Morgan Stanley	4.300%	1/27/2045	8,771	7,645
[3]	Morgan Stanley	4.375%	1/22/2047	11,405	9,903
[3]	Morgan Stanley	5.597%	3/24/2051	3,964	4,008
[3]	Morgan Stanley	2.802%	1/25/2052	55	35
	Morgan Stanley	5.516%	11/19/2055	13,944	13,914
	Nasdaq Inc.	2.500%	12/21/2040	3,760	2,694
	Nasdaq Inc.	3.250%	4/28/2050	1,775	1,213
	Nasdaq Inc.	5.950%	8/15/2053	2,043	2,118
	Nasdaq Inc.	6.100%	6/28/2063	5,885	6,110
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	683	689
	Old Republic International Corp.	3.850%	6/11/2051	3,322	2,411
	PayPal Holdings Inc.	3.250%	6/1/2050	355	246
	PayPal Holdings Inc.	5.050%	6/1/2052	7,071	6,335
	Principal Financial Group Inc.	6.050%	10/15/2036	750	819
	Principal Financial Group Inc.	4.625%	9/15/2042	1,232	1,114
	Principal Financial Group Inc.	4.350%	5/15/2043	3,511	3,065
	Principal Financial Group Inc.	4.300%	11/15/2046	100	85
	Principal Financial Group Inc.	5.500%	3/15/2053	2,915	2,813
	Progressive Corp.	6.625%	3/1/2029	1	1
	Progressive Corp.	3.700%	1/26/2045	1,595	1,264
	Progressive Corp.	4.125%	4/15/2047	1,762	1,461
	Progressive Corp.	4.200%	3/15/2048	5,939	4,935
	Progressive Corp.	3.700%	3/15/2052	3,318	2,488
[3]	Prudential Financial Inc.	5.700%	12/14/2036	4,894	5,179
[3]	Prudential Financial Inc.	6.625%	12/1/2037	3,726	4,289
[3]	Prudential Financial Inc.	6.625%	6/21/2040	380	430
[3]	Prudential Financial Inc.	4.600%	5/15/2044	205	182
	Prudential Financial Inc.	3.905%	12/7/2047	6,610	5,169
[3]	Prudential Financial Inc.	4.418%	3/27/2048	670	565
	Prudential Financial Inc.	3.935%	12/7/2049	2,232	1,722
[3]	Prudential Financial Inc.	4.350%	2/25/2050	1,150	938
[3]	Prudential Financial Inc.	3.700%	3/13/2051	9,348	6,828
15

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raymond James Financial Inc.	4.950%	7/15/2046	6,394	5,887
	Raymond James Financial Inc.	3.750%	4/1/2051	2,110	1,562
	Raymond James Financial Inc.	5.650%	9/11/2055	995	971
[3]	Regions Banks	6.450%	6/26/2037	1,515	1,659
	Regions Financial Corp.	7.375%	12/10/2037	2,251	2,631
[2]	Reinsurance Group of America Inc.	6.375%	9/15/2056	500	501
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,123	2,015
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	612	461
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	393	434
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	6,355	6,637
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	9,138	9,351
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	2,229	2,271
	Transatlantic Holdings Inc.	8.000%	11/30/2039	30	38
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	10	11
	Travelers Cos. Inc.	5.350%	11/1/2040	4,408	4,493
	Travelers Cos. Inc.	3.750%	5/15/2046	1,785	1,419
	Travelers Cos. Inc.	4.000%	5/30/2047	1,860	1,521
	Travelers Cos. Inc.	4.050%	3/7/2048	5,435	4,453
	Travelers Cos. Inc.	3.050%	6/8/2051	1,080	724
	Travelers Cos. Inc.	5.450%	5/25/2053	4,498	4,447
	Travelers Cos. Inc.	5.700%	7/24/2055	1,782	1,831
	UBS AG	4.500%	6/26/2048	4,352	3,827
	UBS Group AG	4.875%	5/15/2045	7,623	7,117
	Unum Group	5.750%	8/15/2042	2,133	2,117
	Unum Group	4.500%	12/15/2049	1,550	1,217
	Unum Group	4.125%	6/15/2051	2,282	1,703
	Unum Group	6.000%	6/15/2054	1,040	1,015
	Visa Inc.	4.300%	12/14/2045	13,364	11,766
	Visa Inc.	2.000%	8/15/2050	6,925	3,811
	Voya Financial Inc.	5.700%	7/15/2043	1,355	1,326
	Voya Financial Inc.	4.800%	6/15/2046	2,420	2,155
	W R Berkley Corp.	4.750%	8/1/2044	1,950	1,784
	W R Berkley Corp.	4.000%	5/12/2050	5,172	4,101
	W R Berkley Corp.	3.550%	3/30/2052	874	629
	Wells Fargo & Co.	5.375%	2/7/2035	2,755	2,896
[3]	Wells Fargo & Co.	5.950%	12/15/2036	60	64
[3]	Wells Fargo & Co.	3.068%	4/30/2041	11,307	8,820
	Wells Fargo & Co.	5.375%	11/2/2043	8,098	7,903
	Wells Fargo & Co.	5.606%	1/15/2044	11,414	11,356
[3]	Wells Fargo & Co.	4.650%	11/4/2044	9,970	8,763
	Wells Fargo & Co.	3.900%	5/1/2045	269	220
[3]	Wells Fargo & Co.	4.900%	11/17/2045	10,790	9,718
[3]	Wells Fargo & Co.	4.400%	6/14/2046	4,896	4,118
	Wells Fargo & Co.	5.433%	1/23/2047	10,317	10,221
[3]	Wells Fargo & Co.	5.013%	4/4/2051	23,213	21,223
[3]	Wells Fargo & Co.	4.611%	4/25/2053	11,875	10,233
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	6,728	7,163
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	10	11
	Western Union Co.	6.200%	11/17/2036	2,549	2,651
	Westpac Banking Corp.	4.421%	7/24/2039	1,067	997
	Westpac Banking Corp.	2.963%	11/16/2040	3,777	2,941
	Westpac Banking Corp.	3.133%	11/18/2041	6,761	5,217
	Willis North America Inc.	5.150%	3/15/2036	1,000	1,002
	Willis North America Inc.	5.050%	9/15/2048	135	122
	Willis North America Inc.	3.875%	9/15/2049	5,782	4,310
	Willis North America Inc.	5.900%	3/5/2054	2,089	2,069
	XL Group Ltd.	5.250%	12/15/2043	2,060	1,981
					1,174,642
Health Care (16.1%)
[2]	Abbott Laboratories	4.650%	3/15/2036	4,373	4,371
	Abbott Laboratories	4.750%	11/30/2036	4,117	4,151
	Abbott Laboratories	6.150%	11/30/2037	850	957
[2]	Abbott Laboratories	4.750%	3/15/2038	8,700	8,670
	Abbott Laboratories	5.300%	5/27/2040	3,712	3,861
	Abbott Laboratories	4.750%	4/15/2043	3,105	2,953
	Abbott Laboratories	4.900%	11/30/2046	13,444	12,742
[2]	Abbott Laboratories	5.500%	3/15/2056	11,250	11,293
[2]	Abbott Laboratories	5.600%	3/15/2066	7,450	7,457
	AbbVie Inc.	4.050%	11/21/2039	17,239	15,596
16

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.625%	10/1/2042	705	659
	AbbVie Inc.	4.400%	11/6/2042	12,696	11,505
	AbbVie Inc.	5.350%	3/15/2044	83	83
	AbbVie Inc.	4.850%	6/15/2044	3,889	3,657
	AbbVie Inc.	4.750%	3/15/2045	225	209
	AbbVie Inc.	4.700%	5/14/2045	11,196	10,262
	AbbVie Inc.	4.450%	5/14/2046	10,054	8,910
	AbbVie Inc.	4.875%	11/14/2048	9,612	8,871
	AbbVie Inc.	4.250%	11/21/2049	21,790	18,326
	AbbVie Inc.	5.400%	3/15/2054	11,774	11,561
	AbbVie Inc.	5.600%	3/15/2055	860	869
[2]	AbbVie Inc.	5.550%	3/15/2056	2,276	2,289
	AbbVie Inc.	5.500%	3/15/2064	8,036	7,910
[2]	AbbVie Inc.	5.650%	3/15/2066	1,200	1,204
	Adventist Health System	3.630%	3/1/2049	2,053	1,443
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	967	835
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	1,772	1,218
	Aetna Inc.	6.625%	6/15/2036	4,693	5,226
	Aetna Inc.	6.750%	12/15/2037	1,288	1,436
	Aetna Inc.	4.500%	5/15/2042	1,810	1,579
	Aetna Inc.	4.750%	3/15/2044	544	479
[3]	AHS Hospital Corp.	2.780%	7/1/2051	2,712	1,749
[3]	Allina Health System	3.887%	4/15/2049	2,098	1,648
	Amgen Inc.	6.375%	6/1/2037	75	84
	Amgen Inc.	6.400%	2/1/2039	70	78
	Amgen Inc.	3.150%	2/21/2040	9,351	7,511
	Amgen Inc.	2.800%	8/15/2041	1,258	942
	Amgen Inc.	4.950%	10/1/2041	30	29
	Amgen Inc.	5.150%	11/15/2041	1,735	1,701
	Amgen Inc.	5.650%	6/15/2042	220	228
	Amgen Inc.	5.600%	3/2/2043	12,626	12,911
	Amgen Inc.	4.400%	5/1/2045	10,998	9,605
	Amgen Inc.	5.500%	2/19/2046	2,750	2,735
	Amgen Inc.	4.563%	6/15/2048	6,930	6,046
	Amgen Inc.	3.375%	2/21/2050	890	648
	Amgen Inc.	4.663%	6/15/2051	16,522	14,441
	Amgen Inc.	3.000%	1/15/2052	2,220	1,482
	Amgen Inc.	4.200%	2/22/2052	5,524	4,467
	Amgen Inc.	4.875%	3/1/2053	460	410
	Amgen Inc.	5.650%	3/2/2053	16,818	16,785
	Amgen Inc.	5.650%	2/19/2056	2,675	2,670
	Amgen Inc.	4.400%	2/22/2062	681	544
	Amgen Inc.	5.750%	3/2/2063	10,879	10,766
[3]	Ascension Health	3.106%	11/15/2039	960	784
	Ascension Health	3.945%	11/15/2046	6,373	5,313
	AstraZeneca plc	6.450%	9/15/2037	12,397	14,201
	AstraZeneca plc	4.000%	9/18/2042	304	265
	AstraZeneca plc	4.375%	11/16/2045	1,090	973
	AstraZeneca plc	4.375%	8/17/2048	6,424	5,681
	AstraZeneca plc	2.125%	8/6/2050	1,195	682
	AstraZeneca plc	3.000%	5/28/2051	1,683	1,157
	Banner Health	2.907%	1/1/2042	3,230	2,453
	Banner Health	2.913%	1/1/2051	35	24
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	1,665	999
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	850	634
	Baxalta Inc.	5.250%	6/23/2045	770	749
	Baxter International Inc.	3.500%	8/15/2046	25	18
	Baxter International Inc.	3.132%	12/1/2051	5,578	3,474
[3]	BayCare Health System Inc.	3.831%	11/15/2050	4,205	3,337
	Baylor Scott & White Holdings	4.185%	11/15/2045	240	209
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	2,657	1,748
	Becton Dickinson & Co.	3.794%	5/20/2050	1,285	989
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	1,313	883
	Biogen Inc.	3.150%	5/1/2050	6,872	4,522
	Biogen Inc.	3.250%	2/15/2051	402	267
	Biogen Inc.	6.450%	5/15/2055	4,725	5,049
	Boston Scientific Corp.	7.375%	1/15/2040	1,563	1,919
	Boston Scientific Corp.	4.700%	3/1/2049	5,541	5,092
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	10,739	9,876
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	4,238	3,059
17

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	8,330	6,841
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	315	247
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	1,020	920
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	4,324	3,952
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	225	214
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	1,522	1,303
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	40	35
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	14,426	11,996
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	10,726	6,469
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	8,984	6,702
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	13,054	12,948
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	130	144
	Cardinal Health Inc.	4.600%	3/15/2043	16	14
	Cardinal Health Inc.	4.500%	11/15/2044	1,020	890
	Cardinal Health Inc.	4.368%	6/15/2047	1,135	958
	Cardinal Health Inc.	5.750%	11/15/2054	5,104	5,145
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	40	28
	Cencora Inc.	4.300%	12/15/2047	4,549	3,916
	Cencora Inc.	5.650%	2/13/2056	750	753
[3]	Children's Hospital	2.928%	7/15/2050	1,547	1,035
[3]	Children's Hospital Corp.	4.115%	1/1/2047	75	65
[3]	Children's Hospital Corp.	2.585%	2/1/2050	1,977	1,250
	Children's Hospital Medical Center	4.268%	5/15/2044	2,431	2,174
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	1,987	1,284
	Cigna Group	4.800%	8/15/2038	11,244	10,888
	Cigna Group	3.200%	3/15/2040	1,860	1,483
[3]	Cigna Group	6.125%	11/15/2041	225	241
[3]	Cigna Group	4.800%	7/15/2046	5,633	5,053
[3]	Cigna Group	3.875%	10/15/2047	60	47
	Cigna Group	4.900%	12/15/2048	13,735	12,340
	Cigna Group	3.400%	3/15/2050	355	252
	Cigna Group	3.400%	3/15/2051	1,405	988
	Cigna Group	5.600%	2/15/2054	7,836	7,668
	Cigna Group	6.000%	1/15/2056	2,938	3,049
[3]	City of Hope	5.623%	11/15/2043	215	218
[3]	City of Hope	4.378%	8/15/2048	1,706	1,449
	CommonSpirit Health	5.580%	9/1/2045	1,689	1,697
	CommonSpirit Health	3.817%	10/1/2049	150	116
	CommonSpirit Health	4.187%	10/1/2049	3,592	2,926
	CommonSpirit Health	3.910%	10/1/2050	4,879	3,761
	CommonSpirit Health	6.461%	11/1/2052	2,000	2,202
	CommonSpirit Health	5.548%	12/1/2054	890	876
	CommonSpirit Health	5.662%	9/1/2055	2,152	2,150
[3]	Community Health Network Inc.	3.099%	5/1/2050	3,570	2,363
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	1,841	1,378
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	4,636	3,342
	CVS Health Corp.	4.780%	3/25/2038	21,334	20,359
	CVS Health Corp.	6.125%	9/15/2039	3,668	3,888
	CVS Health Corp.	4.125%	4/1/2040	25	22
	CVS Health Corp.	2.700%	8/21/2040	58	42
	CVS Health Corp.	5.300%	12/5/2043	300	283
	CVS Health Corp.	5.125%	7/20/2045	16,143	14,758
	CVS Health Corp.	5.050%	3/25/2048	32,037	28,557
	CVS Health Corp.	5.625%	2/21/2053	3,025	2,879
	CVS Health Corp.	5.875%	6/1/2053	5,848	5,726
	CVS Health Corp.	6.200%	9/15/2055	1,490	1,528
	CVS Health Corp.	6.000%	6/1/2063	5,671	5,541
	CVS Health Corp.	6.250%	9/15/2065	4,193	4,246
	Danaher Corp.	2.600%	10/1/2050	5,306	3,277
	Danaher Corp.	2.800%	12/10/2051	7,919	5,059
	DH Europe Finance II Sarl	3.250%	11/15/2039	4,085	3,376
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,470	1,068
	Dignity Health	4.500%	11/1/2042	1,662	1,492
	Dignity Health	5.267%	11/1/2064	1,666	1,554
	Elevance Health Inc.	4.625%	5/15/2042	1,571	1,432
	Elevance Health Inc.	4.650%	1/15/2043	7,183	6,488
	Elevance Health Inc.	5.100%	1/15/2044	972	923
	Elevance Health Inc.	4.650%	8/15/2044	179	159
	Elevance Health Inc.	4.375%	12/1/2047	7,486	6,251
	Elevance Health Inc.	3.700%	9/15/2049	540	401
18

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	3.600%	3/15/2051	7,038	5,068
	Elevance Health Inc.	4.550%	5/15/2052	592	495
	Elevance Health Inc.	6.100%	10/15/2052	5,920	6,144
	Elevance Health Inc.	5.125%	2/15/2053	1,095	995
	Elevance Health Inc.	5.650%	6/15/2054	6,782	6,619
	Elevance Health Inc.	5.700%	2/15/2055	4,786	4,699
	Elevance Health Inc.	5.700%	9/15/2055	1,960	1,930
	Elevance Health Inc.	5.850%	11/1/2064	4,646	4,578
	Eli Lilly & Co.	5.550%	3/15/2037	1,200	1,302
	Eli Lilly & Co.	3.700%	3/1/2045	3,438	2,793
	Eli Lilly & Co.	3.950%	5/15/2047	3,043	2,520
	Eli Lilly & Co.	3.950%	3/15/2049	315	257
	Eli Lilly & Co.	2.250%	5/15/2050	6,405	3,743
	Eli Lilly & Co.	4.875%	2/27/2053	2,280	2,099
	Eli Lilly & Co.	5.000%	2/9/2054	6,024	5,662
	Eli Lilly & Co.	5.050%	8/14/2054	6,304	5,945
	Eli Lilly & Co.	5.500%	2/12/2055	4,802	4,837
	Eli Lilly & Co.	5.550%	10/15/2055	5,351	5,436
	Eli Lilly & Co.	2.500%	9/15/2060	340	187
	Eli Lilly & Co.	4.950%	2/27/2063	25	23
	Eli Lilly & Co.	5.100%	2/9/2064	8,859	8,227
	Eli Lilly & Co.	5.600%	2/12/2065	4,369	4,408
	Eli Lilly & Co.	5.650%	10/15/2065	4,752	4,808
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	2,023	1,586
[3]	Fred Hutchinson Cancer Center	4.966%	1/1/2052	837	784
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	5,290	5,807
	Gilead Sciences Inc.	2.600%	10/1/2040	7,919	5,926
	Gilead Sciences Inc.	5.650%	12/1/2041	385	403
	Gilead Sciences Inc.	4.800%	4/1/2044	2,480	2,320
	Gilead Sciences Inc.	4.500%	2/1/2045	7,603	6,792
	Gilead Sciences Inc.	4.750%	3/1/2046	11,335	10,377
	Gilead Sciences Inc.	4.150%	3/1/2047	9,308	7,814
	Gilead Sciences Inc.	2.800%	10/1/2050	10,094	6,479
	Gilead Sciences Inc.	5.550%	10/15/2053	6,025	6,060
	Gilead Sciences Inc.	5.500%	11/15/2054	905	902
	Gilead Sciences Inc.	5.600%	11/15/2064	205	205
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	11,341	12,935
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	1,068	796
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	2,082	1,763
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	530	347
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,887	1,659
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	1,100	809
	HCA Inc.	5.125%	6/15/2039	6,751	6,575
	HCA Inc.	4.375%	3/15/2042	1,015	880
	HCA Inc.	5.500%	6/15/2047	8,664	8,255
	HCA Inc.	5.250%	6/15/2049	1,420	1,297
	HCA Inc.	3.500%	7/15/2051	8,427	5,816
	HCA Inc.	4.625%	3/15/2052	10,566	8,763
	HCA Inc.	5.900%	6/1/2053	6,891	6,775
	HCA Inc.	6.000%	4/1/2054	8,469	8,478
	HCA Inc.	5.950%	9/15/2054	4,993	4,962
	HCA Inc.	6.200%	3/1/2055	1,590	1,631
	HCA Inc.	5.700%	11/15/2055	1,243	1,197
	HCA Inc.	6.100%	4/1/2064	300	300
	Humana Inc.	4.625%	12/1/2042	765	657
	Humana Inc.	4.950%	10/1/2044	2,718	2,368
	Humana Inc.	4.800%	3/15/2047	55	46
	Humana Inc.	3.950%	8/15/2049	435	318
	Humana Inc.	5.500%	3/15/2053	2,287	2,056
	Humana Inc.	5.750%	4/15/2054	4,542	4,230
	Humana Inc.	6.000%	5/1/2055	2,120	2,043
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	845	700
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,395	908
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	37	28
[3]	Iowa Health System	3.665%	2/15/2050	80	62
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	2,398	1,974
	Johnson & Johnson	3.625%	3/3/2037	1,188	1,094
	Johnson & Johnson	5.950%	8/15/2037	258	289
	Johnson & Johnson	3.400%	1/15/2038	2,535	2,260
	Johnson & Johnson	5.850%	7/15/2038	2,672	2,976
19

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.100%	9/1/2040	790	569
	Johnson & Johnson	4.500%	9/1/2040	5,356	5,223
	Johnson & Johnson	4.850%	5/15/2041	2,980	2,989
	Johnson & Johnson	4.500%	12/5/2043	4,465	4,223
	Johnson & Johnson	3.700%	3/1/2046	11,208	9,205
	Johnson & Johnson	3.750%	3/3/2047	7,639	6,230
	Johnson & Johnson	3.500%	1/15/2048	5,516	4,313
	Johnson & Johnson	2.250%	9/1/2050	4,260	2,551
	Johnson & Johnson	2.450%	9/1/2060	210	117
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	6,948	5,301
	Kaiser Foundation Hospitals	4.875%	4/1/2042	25	24
	Kaiser Foundation Hospitals	4.150%	5/1/2047	7,076	6,055
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	5,461	3,961
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	705	477
	Koninklijke Philips NV	6.875%	3/11/2038	5,476	6,243
	Koninklijke Philips NV	5.000%	3/15/2042	40	38
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	3,347	3,043
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	495	395
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	3,215	2,302
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	263	221
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	315	214
[3]	Mayo Clinic	4.000%	11/15/2047	4,713	3,912
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	630	546
[3]	MedStar Health Inc.	3.626%	8/15/2049	2,736	2,048
	Medtronic Inc.	4.625%	3/15/2045	7,697	7,134
	Memorial Health Services	3.447%	11/1/2049	2,007	1,482
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	3,156	2,154
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	755	627
	Merck & Co. Inc.	3.900%	3/7/2039	1,515	1,377
	Merck & Co. Inc.	2.350%	6/24/2040	3,385	2,477
	Merck & Co. Inc.	3.600%	9/15/2042	497	410
	Merck & Co. Inc.	4.150%	5/18/2043	699	613
	Merck & Co. Inc.	4.900%	5/17/2044	3,678	3,500
	Merck & Co. Inc.	3.700%	2/10/2045	11,171	9,015
	Merck & Co. Inc.	5.500%	3/15/2046	5,529	5,595
	Merck & Co. Inc.	4.000%	3/7/2049	6,241	5,071
	Merck & Co. Inc.	2.450%	6/24/2050	2,095	1,256
	Merck & Co. Inc.	2.750%	12/10/2051	11,942	7,498
	Merck & Co. Inc.	5.000%	5/17/2053	7,800	7,251
	Merck & Co. Inc.	5.700%	9/15/2055	6,695	6,828
	Merck & Co. Inc.	5.550%	12/4/2055	8,064	8,080
	Merck & Co. Inc.	5.150%	5/17/2063	2,707	2,515
	Merck & Co. Inc.	5.700%	12/4/2065	4,300	4,318
[3]	Methodist Hospital	2.705%	12/1/2050	2,655	1,689
	Montefiore Obligated Group	4.287%	9/1/2050	81	59
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	2,400	1,837
[3]	MyMichigan Health	3.409%	6/1/2050	30	22
	Nationwide Children's Hospital Inc.	4.556%	11/1/2052	607	544
	New York & Presbyterian Hospital	2.256%	8/1/2040	1,847	1,333
	New York & Presbyterian Hospital	4.024%	8/1/2045	4,209	3,590
	New York & Presbyterian Hospital	4.063%	8/1/2056	45	37
	New York & Presbyterian Hospital	2.606%	8/1/2060	1,839	1,068
	Northwell Healthcare Inc.	4.260%	11/1/2047	735	622
	Northwell Healthcare Inc.	3.809%	11/1/2049	1,170	902
[3]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	80	51
	Novant Health Inc.	3.168%	11/1/2051	4,843	3,317
	Novant Health Inc.	3.318%	11/1/2061	3,547	2,352
	Novartis Capital Corp.	4.400%	5/6/2044	8,358	7,600
	Novartis Capital Corp.	5.200%	11/5/2045	1,815	1,797
	Novartis Capital Corp.	4.000%	11/20/2045	6,074	5,184
	Novartis Capital Corp.	2.750%	8/14/2050	3,954	2,590
	Novartis Capital Corp.	4.700%	9/18/2054	1,085	981
	Novartis Capital Corp.	5.300%	11/5/2055	275	272
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	10	6
[3]	NYU Langone Hospitals	5.750%	7/1/2043	2,033	2,142
	NYU Langone Hospitals	4.784%	7/1/2044	1,789	1,685
[3]	NYU Langone Hospitals	4.368%	7/1/2047	445	395
	OhioHealth Corp.	2.834%	11/15/2041	2,136	1,632
	Orlando Health Obligated Group	4.089%	10/1/2048	1,467	1,234
	Orlando Health Obligated Group	3.327%	10/1/2050	1,013	750
20

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	325	292
	Pfizer Inc.	4.000%	12/15/2036	3,344	3,170
	Pfizer Inc.	4.100%	9/15/2038	715	664
	Pfizer Inc.	3.900%	3/15/2039	6,370	5,731
	Pfizer Inc.	7.200%	3/15/2039	11,268	13,605
	Pfizer Inc.	2.550%	5/28/2040	27	20
	Pfizer Inc.	5.600%	9/15/2040	40	42
	Pfizer Inc.	4.300%	6/15/2043	887	791
	Pfizer Inc.	4.400%	5/15/2044	260	236
	Pfizer Inc.	4.125%	12/15/2046	5,535	4,643
	Pfizer Inc.	4.000%	3/15/2049	7,426	6,021
	Pfizer Inc.	5.700%	11/15/2065	4,660	4,631
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	13,405	13,032
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	19,726	18,897
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	17,549	16,458
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,620	1,188
	Presbyterian Healthcare Services	4.875%	8/1/2052	434	399
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	70	55
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,273	2,618
	Queen's Health Systems	4.810%	7/1/2052	1,490	1,367
	Quest Diagnostics Inc.	4.700%	3/30/2045	1,848	1,711
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	1,120	781
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	5,078	3,144
	Royalty Pharma plc	3.300%	9/2/2040	6,916	5,460
	Royalty Pharma plc	3.550%	9/2/2050	2,595	1,836
	Royalty Pharma plc	3.350%	9/2/2051	180	122
	Royalty Pharma plc	5.900%	9/2/2054	2,628	2,638
[3]	Seattle Children's Hospital	2.719%	10/1/2050	1,509	961
[3]	Sentara Health	2.927%	11/1/2051	1,247	828
[3]	Sharp HealthCare	2.680%	8/1/2050	1,213	770
	Solventum Corp.	5.900%	4/30/2054	5,953	5,952
[3]	Stanford Health Care	3.795%	11/15/2048	610	489
	Stanford Health Care	3.027%	8/15/2051	3,583	2,443
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	835	637
	Stryker Corp.	4.100%	4/1/2043	75	65
	Stryker Corp.	4.625%	3/15/2046	5,601	5,058
	Stryker Corp.	2.900%	6/15/2050	6,897	4,577
	Summa Health	3.511%	11/15/2051	447	345
[3]	Sutter Health	3.161%	8/15/2040	1,460	1,181
[3]	Sutter Health	4.091%	8/15/2048	55	46
[3]	Sutter Health	3.361%	8/15/2050	2,825	2,060
	Sutter Health	5.547%	8/15/2053	450	462
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	9,530	7,436
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	4,281	4,381
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	11,522	7,906
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	2,895	2,916
	Takeda US Financing Inc.	5.900%	7/7/2055	1,764	1,824
	Texas Health Resources	2.328%	11/15/2050	1,347	792
[3]	Texas Health Resources	4.330%	11/15/2055	1,276	1,068
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	4,028	4,060
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	6,147	4,614
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	1,000	1,019
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	5,323	4,496
	Toledo Hospital	6.015%	11/15/2048	2,100	2,087
[3]	Trinity Health Corp.	2.632%	12/1/2040	3,948	2,971
	Trinity Health Corp.	4.125%	12/1/2045	1,000	861
[3]	Trinity Health Corp.	3.434%	12/1/2048	95	73
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	1,781	1,709
	UnitedHealth Group Inc.	5.800%	3/15/2036	4,155	4,458
	UnitedHealth Group Inc.	6.500%	6/15/2037	1,983	2,230
	UnitedHealth Group Inc.	6.625%	11/15/2037	4,884	5,554
	UnitedHealth Group Inc.	6.875%	2/15/2038	6,788	7,883
	UnitedHealth Group Inc.	3.500%	8/15/2039	1,089	914
	UnitedHealth Group Inc.	5.700%	10/15/2040	2,957	3,094
	UnitedHealth Group Inc.	5.950%	2/15/2041	4,042	4,292
	UnitedHealth Group Inc.	3.050%	5/15/2041	4,003	3,075
	UnitedHealth Group Inc.	4.625%	11/15/2041	420	387
	UnitedHealth Group Inc.	3.950%	10/15/2042	3,211	2,688
	UnitedHealth Group Inc.	4.250%	3/15/2043	5,605	4,842
	UnitedHealth Group Inc.	5.500%	7/15/2044	8,187	8,151
21

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	7/15/2045	10,662	9,641
	UnitedHealth Group Inc.	4.200%	1/15/2047	735	609
	UnitedHealth Group Inc.	4.250%	4/15/2047	6,490	5,396
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,604	3,542
	UnitedHealth Group Inc.	4.250%	6/15/2048	6,690	5,521
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,465	1,240
	UnitedHealth Group Inc.	3.700%	8/15/2049	275	206
	UnitedHealth Group Inc.	3.250%	5/15/2051	9,651	6,579
	UnitedHealth Group Inc.	4.750%	5/15/2052	3,265	2,839
	UnitedHealth Group Inc.	5.875%	2/15/2053	9,041	9,199
	UnitedHealth Group Inc.	5.050%	4/15/2053	8,216	7,479
	UnitedHealth Group Inc.	5.375%	4/15/2054	9,405	8,918
	UnitedHealth Group Inc.	5.625%	7/15/2054	12,895	12,699
	UnitedHealth Group Inc.	5.950%	6/15/2055	1,699	1,759
	UnitedHealth Group Inc.	3.875%	8/15/2059	95	69
	UnitedHealth Group Inc.	6.050%	2/15/2063	5,212	5,358
	UnitedHealth Group Inc.	5.200%	4/15/2063	6,242	5,635
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,970	1,868
	UnitedHealth Group Inc.	5.750%	7/15/2064	8,866	8,715
	UPMC	5.377%	5/15/2043	2,245	2,251
	Viatris Inc.	3.850%	6/22/2040	7,871	6,199
	Viatris Inc.	4.000%	6/22/2050	13,066	8,941
[3]	WakeMed	3.286%	10/1/2052	1,997	1,424
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,381	2,136
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	1,670	1,088
	Wyeth LLC	5.950%	4/1/2037	10,032	10,974
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	3,184	1,944
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	164	172
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	80	72
	Zoetis Inc.	4.700%	2/1/2043	7,716	7,168
	Zoetis Inc.	3.950%	9/12/2047	510	420
	Zoetis Inc.	4.450%	8/20/2048	465	407
	Zoetis Inc.	3.000%	5/15/2050	665	450
					1,392,192
Industrials (8.1%)
[3]	3M Co.	5.700%	3/15/2037	4,589	4,902
[3]	3M Co.	3.125%	9/19/2046	415	294
[3]	3M Co.	4.000%	9/14/2048	7,707	6,191
	3M Co.	3.250%	8/26/2049	4,677	3,266
	3M Co.	3.700%	4/15/2050	820	617
	ABB Finance USA Inc.	4.375%	5/8/2042	2,196	1,998
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	2,149	2,156
	Amphenol Corp.	5.375%	11/15/2054	4,196	4,132
	Amphenol Corp.	5.300%	11/15/2055	2,522	2,441
	Boeing Co.	5.705%	5/1/2040	13,919	14,485
	Boeing Co.	3.650%	3/1/2047	219	163
	Boeing Co.	5.805%	5/1/2050	22,766	22,834
	Boeing Co.	6.858%	5/1/2054	11,706	13,432
	Boeing Co.	5.930%	5/1/2060	15,745	15,806
	Boeing Co.	7.008%	5/1/2064	10,121	11,758
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,412	1,580
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	208	233
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,825	1,950
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	3,342	3,342
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	45	46
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,145	4,088
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	3,747	3,372
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	5,453	4,914
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	5,158	5,067
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	105	100
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	1,451	1,311
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	7,217	6,147
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	5,655	4,616
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	4,855	4,071
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	3,211	2,638
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	185	154
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	260	194
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	380	255
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	965	617
22

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	1,045	895
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	8,405	8,021
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	7,667	7,637
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	3,240	3,252
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	2,716	2,825
	Canadian National Railway Co.	3.200%	8/2/2046	2,708	1,999
	Canadian National Railway Co.	3.650%	2/3/2048	6,306	4,888
	Canadian National Railway Co.	4.450%	1/20/2049	1,122	978
	Canadian National Railway Co.	2.450%	5/1/2050	150	91
	Canadian National Railway Co.	4.400%	8/5/2052	5,672	4,907
	Canadian Pacific Railway Co.	5.950%	5/15/2037	125	137
	Canadian Pacific Railway Co.	3.000%	12/2/2041	7,982	6,106
	Canadian Pacific Railway Co.	4.300%	5/15/2043	4,459	3,958
	Canadian Pacific Railway Co.	4.800%	8/1/2045	35	33
	Canadian Pacific Railway Co.	4.700%	5/1/2048	220	200
	Canadian Pacific Railway Co.	3.500%	5/1/2050	6,462	4,775
	Canadian Pacific Railway Co.	3.100%	12/2/2051	11,011	7,516
	Canadian Pacific Railway Co.	4.200%	11/15/2069	10	8
	Canadian Pacific Railway Co.	6.125%	9/15/2115	60	62
	Carrier Global Corp.	3.377%	4/5/2040	8,783	7,192
	Carrier Global Corp.	3.577%	4/5/2050	985	738
	Carrier Global Corp.	6.200%	3/15/2054	4,458	4,901
	Caterpillar Inc.	5.200%	5/27/2041	305	313
	Caterpillar Inc.	3.803%	8/15/2042	7,040	6,016
	Caterpillar Inc.	4.300%	5/15/2044	4,192	3,746
	Caterpillar Inc.	3.250%	9/19/2049	6,115	4,447
	Caterpillar Inc.	3.250%	4/9/2050	1,589	1,155
	Caterpillar Inc.	5.500%	5/15/2055	1,000	1,035
	Caterpillar Inc.	4.750%	5/15/2064	520	465
	CSX Corp.	6.000%	10/1/2036	2,065	2,266
	CSX Corp.	6.150%	5/1/2037	4,820	5,352
	CSX Corp.	6.220%	4/30/2040	150	167
	CSX Corp.	4.750%	5/30/2042	180	170
	CSX Corp.	4.400%	3/1/2043	2,438	2,210
	CSX Corp.	4.100%	3/15/2044	3,425	2,948
	CSX Corp.	3.800%	11/1/2046	5,723	4,572
	CSX Corp.	4.750%	11/15/2048	3,652	3,293
	CSX Corp.	4.500%	3/15/2049	4,344	3,781
	CSX Corp.	3.350%	9/15/2049	25	18
	CSX Corp.	3.950%	5/1/2050	5,677	4,496
	CSX Corp.	4.500%	11/15/2052	4,232	3,667
	CSX Corp.	4.250%	11/1/2066	585	458
	CSX Corp.	4.650%	3/1/2068	3,526	2,959
	Cummins Inc.	4.875%	10/1/2043	455	442
	Cummins Inc.	5.450%	2/20/2054	4,891	4,881
	Deere & Co.	3.900%	6/9/2042	8,196	7,191
	Deere & Co.	3.750%	4/15/2050	7,219	5,766
	Dover Corp.	5.375%	3/1/2041	720	749
	Eaton Corp.	4.150%	11/2/2042	6,968	6,170
	Eaton Corp.	4.700%	8/23/2052	445	406
	Embraer Netherlands Finance BV	5.400%	1/9/2038	3,035	3,039
	Emerson Electric Co.	2.750%	10/15/2050	3,735	2,427
	Emerson Electric Co.	2.800%	12/21/2051	2,040	1,318
[3]	FedEx Corp.	3.875%	8/1/2042	425	352
[3]	FedEx Corp.	4.100%	4/15/2043	40	34
[3]	FedEx Corp.	5.100%	1/15/2044	55	52
[3]	FedEx Corp.	4.100%	2/1/2045	80	66
[3]	FedEx Corp.	4.750%	11/15/2045	6,726	6,022
[3]	FedEx Corp.	4.550%	4/1/2046	7,593	6,599
[3]	FedEx Corp.	4.400%	1/15/2047	4,293	3,634
[3]	FedEx Corp.	4.050%	2/15/2048	935	747
[3]	FedEx Corp.	4.950%	10/17/2048	5,245	4,783
[3]	FedEx Corp.	5.250%	5/15/2050	751	719
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	1,687	1,681
	Fortive Corp.	4.300%	6/15/2046	3,778	3,189
	GE Vernova Inc.	5.500%	2/4/2056	1,625	1,612
	General Dynamics Corp.	4.250%	4/1/2040	65	60
	General Dynamics Corp.	4.250%	4/1/2050	860	744
[3]	General Electric Co.	5.875%	1/14/2038	5,885	6,466
[3]	General Electric Co.	6.875%	1/10/2039	2,300	2,737
23

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.700%	3/15/2036	1,710	1,847
	Honeywell International Inc.	5.700%	3/15/2037	458	495
	Honeywell International Inc.	5.375%	3/1/2041	1,888	1,967
	Honeywell International Inc.	3.812%	11/21/2047	575	459
	Honeywell International Inc.	5.250%	3/1/2054	9,597	9,235
	Honeywell International Inc.	5.350%	3/1/2064	1,145	1,107
	Howmet Aerospace Inc.	5.950%	2/1/2037	700	764
	Illinois Tool Works Inc.	4.875%	9/15/2041	3,371	3,307
	Illinois Tool Works Inc.	3.900%	9/1/2042	4,681	4,064
	Ingersoll Rand Inc.	5.700%	6/15/2054	4,455	4,528
[3]	Johnson Controls International plc	4.625%	7/2/2044	55	50
	Johnson Controls International plc	4.500%	2/15/2047	970	856
[3]	Johnson Controls International plc	4.950%	7/2/2064	1,505	1,341
	L3Harris Technologies Inc.	6.150%	12/15/2040	2,434	2,690
	L3Harris Technologies Inc.	5.054%	4/27/2045	475	462
	L3Harris Technologies Inc.	5.600%	7/31/2053	4,025	4,047
	L3Harris Technologies Inc.	5.500%	8/15/2054	325	322
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	999	1,122
	Lockheed Martin Corp.	4.070%	12/15/2042	8,176	7,150
	Lockheed Martin Corp.	3.800%	3/1/2045	6,895	5,654
	Lockheed Martin Corp.	4.700%	5/15/2046	148	137
	Lockheed Martin Corp.	4.090%	9/15/2052	9,327	7,566
	Lockheed Martin Corp.	5.700%	11/15/2054	3,791	3,915
	Lockheed Martin Corp.	5.200%	2/15/2055	90	87
	Lockheed Martin Corp.	4.300%	6/15/2062	485	392
	Lockheed Martin Corp.	5.900%	11/15/2063	5,629	5,931
	Lockheed Martin Corp.	5.200%	2/15/2064	4,297	4,047
[3]	Nature Conservancy	3.957%	3/1/2052	260	212
	Norfolk Southern Corp.	4.837%	10/1/2041	805	772
	Norfolk Southern Corp.	3.950%	10/1/2042	105	89
	Norfolk Southern Corp.	4.450%	6/15/2045	1,692	1,489
	Norfolk Southern Corp.	4.650%	1/15/2046	1,325	1,186
	Norfolk Southern Corp.	3.942%	11/1/2047	6,684	5,358
	Norfolk Southern Corp.	4.150%	2/28/2048	99	82
	Norfolk Southern Corp.	4.100%	5/15/2049	2,434	1,972
	Norfolk Southern Corp.	3.400%	11/1/2049	425	307
	Norfolk Southern Corp.	3.050%	5/15/2050	6,687	4,478
	Norfolk Southern Corp.	2.900%	8/25/2051	380	243
	Norfolk Southern Corp.	4.050%	8/15/2052	2,110	1,664
	Norfolk Southern Corp.	4.550%	6/1/2053	6,148	5,261
	Norfolk Southern Corp.	5.350%	8/1/2054	5,468	5,288
	Norfolk Southern Corp.	3.155%	5/15/2055	1,900	1,246
	Norfolk Southern Corp.	5.950%	3/15/2064	2,728	2,815
	Norfolk Southern Corp.	5.100%	8/1/2118	87	77
	Norfolk Southern Corp.	4.100%	5/15/2121	50	35
	Northrop Grumman Corp.	4.750%	6/1/2043	3,265	3,071
	Northrop Grumman Corp.	3.850%	4/15/2045	10	8
	Northrop Grumman Corp.	4.030%	10/15/2047	11,888	9,768
	Northrop Grumman Corp.	4.950%	3/15/2053	5,821	5,353
	Northrop Grumman Corp.	5.200%	6/1/2054	6,869	6,548
	Otis Worldwide Corp.	3.112%	2/15/2040	1,428	1,142
	Otis Worldwide Corp.	3.362%	2/15/2050	3,876	2,782
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	3,320	3,761
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	225	202
	Parker-Hannifin Corp.	4.100%	3/1/2047	3,986	3,373
	Parker-Hannifin Corp.	4.000%	6/14/2049	1,805	1,483
	Precision Castparts Corp.	4.375%	6/15/2045	1,287	1,151
	Republic Services Inc.	6.200%	3/1/2040	665	750
	Republic Services Inc.	5.700%	5/15/2041	445	475
	Republic Services Inc.	3.050%	3/1/2050	289	199
	Rockwell Automation Inc.	4.200%	3/1/2049	1,691	1,434
	Rockwell Automation Inc.	2.800%	8/15/2061	3,127	1,828
	RTX Corp.	6.125%	7/15/2038	4,738	5,260
	RTX Corp.	4.450%	11/16/2038	5,707	5,435
	RTX Corp.	5.700%	4/15/2040	1,227	1,304
	RTX Corp.	4.875%	10/15/2040	1,970	1,937
	RTX Corp.	4.500%	6/1/2042	15,972	14,684
	RTX Corp.	4.800%	12/15/2043	129	121
	RTX Corp.	4.150%	5/15/2045	5,882	5,010
	RTX Corp.	3.750%	11/1/2046	7,718	6,116
24

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.350%	4/15/2047	6,819	5,902
	RTX Corp.	4.050%	5/4/2047	700	579
	RTX Corp.	4.625%	11/16/2048	340	303
	RTX Corp.	3.125%	7/1/2050	1,090	749
	RTX Corp.	2.820%	9/1/2051	2,598	1,659
	RTX Corp.	3.030%	3/15/2052	2,743	1,823
	RTX Corp.	5.375%	2/27/2053	7,712	7,523
	RTX Corp.	6.400%	3/15/2054	9,237	10,327
	Textron Inc.	4.950%	3/15/2036	25	25
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	1,331	1,231
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	65	57
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	3,100	3,299
	Trane Technologies Holdco Inc.	4.300%	2/21/2048	1,674	1,453
	Tyco Electronics Group SA	7.125%	10/1/2037	1,193	1,425
	Union Pacific Corp.	2.891%	4/6/2036	5,920	5,084
	Union Pacific Corp.	3.600%	9/15/2037	3,953	3,570
[3]	Union Pacific Corp.	3.550%	8/15/2039	2,635	2,288
	Union Pacific Corp.	3.200%	5/20/2041	7,390	5,914
	Union Pacific Corp.	4.050%	11/15/2045	4,429	3,707
	Union Pacific Corp.	3.350%	8/15/2046	1,411	1,048
	Union Pacific Corp.	4.500%	9/10/2048	30	26
	Union Pacific Corp.	3.250%	2/5/2050	10,976	7,709
	Union Pacific Corp.	3.799%	10/1/2051	3,877	2,977
	Union Pacific Corp.	2.950%	3/10/2052	330	214
	Union Pacific Corp.	3.500%	2/14/2053	8,756	6,322
	Union Pacific Corp.	5.600%	12/1/2054	3,955	3,997
	Union Pacific Corp.	3.950%	8/15/2059	485	369
	Union Pacific Corp.	3.839%	3/20/2060	10,895	8,019
	Union Pacific Corp.	2.973%	9/16/2062	290	174
	Union Pacific Corp.	4.100%	9/15/2067	5,753	4,320
	Union Pacific Corp.	3.750%	2/5/2070	3,078	2,130
	Union Pacific Corp.	3.799%	4/6/2071	3,956	2,776
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	4,836	5,131
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	1,029	1,064
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	4,783	5,002
	United Parcel Service Inc.	6.200%	1/15/2038	8,386	9,425
	United Parcel Service Inc.	5.200%	4/1/2040	900	923
	United Parcel Service Inc.	4.875%	11/15/2040	889	876
	United Parcel Service Inc.	3.625%	10/1/2042	90	74
	United Parcel Service Inc.	3.400%	11/15/2046	40	30
	United Parcel Service Inc.	3.750%	11/15/2047	686	539
	United Parcel Service Inc.	4.250%	3/15/2049	218	182
	United Parcel Service Inc.	5.300%	4/1/2050	7,485	7,285
	United Parcel Service Inc.	5.050%	3/3/2053	65	60
	United Parcel Service Inc.	5.500%	5/22/2054	7,229	7,145
	United Parcel Service Inc.	5.950%	5/14/2055	6,195	6,496
	United Parcel Service Inc.	5.600%	5/22/2064	80	79
	United Parcel Service Inc.	6.050%	5/14/2065	6,446	6,747
	Valmont Industries Inc.	5.000%	10/1/2044	2,906	2,703
[2]	Vertiv Holdings Co.	4.850%	3/15/2036	1,250	1,245
[2]	Vertiv Holdings Co.	5.650%	3/15/2046	1,175	1,167
[2]	Vertiv Holdings Co.	5.800%	3/15/2056	1,387	1,389
[2]	Vertiv Holdings Co.	5.950%	3/15/2066	750	747
	Waste Connections Inc.	3.050%	4/1/2050	4,929	3,399
	Waste Connections Inc.	2.950%	1/15/2052	1,855	1,225
	Waste Management Inc.	2.950%	6/1/2041	460	357
	Waste Management Inc.	4.150%	7/15/2049	305	260
	Waste Management Inc.	5.350%	10/15/2054	7,603	7,498
	WW Grainger Inc.	4.600%	6/15/2045	2,718	2,510
	WW Grainger Inc.	3.750%	5/15/2046	410	334
	Xylem Inc.	4.375%	11/1/2046	30	26
					705,937
Materials (3.2%)
	Air Products and Chemicals Inc.	2.700%	5/15/2040	6,803	5,206
	Air Products and Chemicals Inc.	2.800%	5/15/2050	785	512
	Albemarle Corp.	5.450%	12/1/2044	1,737	1,635
	Albemarle Corp.	5.650%	6/1/2052	1,025	938
	Amrize Finance US LLC	7.125%	7/15/2036	915	1,072
	ArcelorMittal SA	7.000%	10/15/2039	4,575	5,284
25

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ArcelorMittal SA	6.750%	3/1/2041	90	100
Barrick North America Finance LLC	5.700%	5/30/2041	255	265
Barrick North America Finance LLC	5.750%	5/1/2043	5,361	5,558
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	2,932	3,140
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	2,095	1,846
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	11,735	11,368
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	1,730	1,744
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	1,443	1,506
Carlisle Cos. Inc.	5.550%	9/15/2040	2,345	2,419
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	1,410	1,269
CF Industries Inc.	4.950%	6/1/2043	1,010	927
CF Industries Inc.	5.375%	3/15/2044	4,543	4,342
CRH America Finance Inc.	5.875%	1/9/2055	110	114
CRH America Finance Inc.	5.600%	2/9/2056	4,930	4,929
Dow Chemical Co.	9.400%	5/15/2039	793	1,019
Dow Chemical Co.	5.250%	11/15/2041	6,251	5,611
Dow Chemical Co.	4.375%	11/15/2042	8,957	7,083
Dow Chemical Co.	4.625%	10/1/2044	25	20
Dow Chemical Co.	5.550%	11/30/2048	6,763	5,920
Dow Chemical Co.	4.800%	5/15/2049	440	343
Dow Chemical Co.	3.600%	11/15/2050	2,990	1,957
Dow Chemical Co.	5.600%	2/15/2054	2,134	1,845
Dow Chemical Co.	5.950%	3/15/2055	301	272
DuPont de Nemours Inc.	5.319%	11/15/2038	1,846	1,870
Eagle Materials Inc.	5.000%	3/15/2036	1,250	1,239
Eastman Chemical Co.	4.800%	9/1/2042	190	172
Eastman Chemical Co.	4.650%	10/15/2044	7,012	6,073
Ecolab Inc.	2.125%	8/15/2050	605	341
Ecolab Inc.	2.700%	12/15/2051	8,279	5,193
Ecolab Inc.	2.750%	8/18/2055	777	477
Freeport-McMoRan Inc.	5.450%	3/15/2043	6,161	6,092
International Flavors & Fragrances Inc.	5.000%	9/26/2048	2,645	2,389
International Paper Co.	7.300%	11/15/2039	340	400
International Paper Co.	6.000%	11/15/2041	2,821	2,930
International Paper Co.	4.800%	6/15/2044	6,057	5,390
International Paper Co.	5.150%	5/15/2046	330	306
International Paper Co.	4.400%	8/15/2047	4,366	3,632
International Paper Co.	4.350%	8/15/2048	170	139
Linde Inc.	3.550%	11/7/2042	5,368	4,409
Linde Inc.	2.000%	8/10/2050	1,754	954
LYB International Finance BV	5.250%	7/15/2043	703	616
LYB International Finance BV	4.875%	3/15/2044	7,107	5,956
LYB International Finance III LLC	3.375%	10/1/2040	2,143	1,587
LYB International Finance III LLC	4.200%	10/15/2049	320	232
LYB International Finance III LLC	4.200%	5/1/2050	7,339	5,293
LYB International Finance III LLC	3.625%	4/1/2051	7,362	4,811
LYB International Finance III LLC	3.800%	10/1/2060	45	28
Martin Marietta Materials Inc.	4.250%	12/15/2047	675	566
Martin Marietta Materials Inc.	3.200%	7/15/2051	540	367
Martin Marietta Materials Inc.	5.500%	12/1/2054	5,901	5,790
Mosaic Co.	4.875%	11/15/2041	1,910	1,757
Mosaic Co.	5.625%	11/15/2043	3,744	3,663
Newmont Corp.	4.875%	3/15/2042	5,447	5,290
Newmont Corp.	4.200%	5/13/2050	4,315	3,597
Nucor Corp.	6.400%	12/1/2037	2,099	2,369
Nucor Corp.	5.200%	8/1/2043	3,740	3,690
Nucor Corp.	3.850%	4/1/2052	2,946	2,282
Nutrien Ltd.	5.875%	12/1/2036	4,676	4,975
Nutrien Ltd.	5.625%	12/1/2040	70	71
Nutrien Ltd.	6.125%	1/15/2041	75	80
Nutrien Ltd.	4.900%	6/1/2043	4,317	3,988
Nutrien Ltd.	5.000%	4/1/2049	899	821
Nutrien Ltd.	5.800%	3/27/2053	4,749	4,841
Packaging Corp. of America	3.050%	10/1/2051	2,236	1,479
Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	7,040	7,128
Rio Tinto Finance USA plc	4.125%	8/21/2042	685	599
Rio Tinto Finance USA plc	5.125%	3/9/2053	35	33
Rio Tinto Finance USA plc	5.750%	3/14/2055	9,113	9,465
Rio Tinto Finance USA plc	5.875%	3/14/2065	5,888	6,146
RPM International Inc.	5.250%	6/1/2045	1,635	1,592
26

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RPM International Inc.	4.250%	1/15/2048	1,520	1,266
	Sherwin-Williams Co.	4.000%	12/15/2042	2,237	1,877
	Sherwin-Williams Co.	4.550%	8/1/2045	110	97
	Sherwin-Williams Co.	4.500%	6/1/2047	7,690	6,647
	Sherwin-Williams Co.	2.900%	3/15/2052	3,885	2,434
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	6,873	6,954
	Sonoco Products Co.	5.750%	11/1/2040	3,035	3,147
	Southern Copper Corp.	6.750%	4/16/2040	4,492	5,140
	Southern Copper Corp.	5.250%	11/8/2042	6,322	6,178
	Southern Copper Corp.	5.875%	4/23/2045	2,698	2,818
	Steel Dynamics Inc.	5.750%	5/15/2055	3,623	3,608
	Vale Overseas Ltd.	6.875%	11/21/2036	3,793	4,346
	Vale Overseas Ltd.	6.875%	11/10/2039	3,145	3,589
	Vale Overseas Ltd.	6.400%	6/28/2054	5,836	6,117
	Vale SA	5.625%	9/11/2042	2,107	2,147
	Vulcan Materials Co.	4.500%	6/15/2047	585	509
	Vulcan Materials Co.	4.700%	3/1/2048	375	336
	Vulcan Materials Co.	5.700%	12/1/2054	5,663	5,699
	Westlake Corp.	2.875%	8/15/2041	95	67
	Westlake Corp.	5.000%	8/15/2046	3,940	3,460
	Westlake Corp.	3.125%	8/15/2051	4,408	2,743
	Westlake Corp.	6.375%	11/15/2055	725	726
					279,267
Real Estate (1.2%)
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	1,313	1,313
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,586	1,386
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	3,809	2,734
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	2,205	1,994
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	4,439	4,294
	American Homes 4 Rent LP	3.375%	7/15/2051	1,815	1,220
	American Homes 4 Rent LP	4.300%	4/15/2052	1,087	857
	American Tower Corp.	3.700%	10/15/2049	495	374
	American Tower Corp.	3.100%	6/15/2050	3,705	2,486
	American Tower Corp.	2.950%	1/15/2051	5,923	3,826
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	197	160
[3]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,368	1,155
[3]	AvalonBay Communities Inc.	4.350%	4/15/2048	2,015	1,742
	Camden Property Trust	3.350%	11/1/2049	3,328	2,392
	Crown Castle Inc.	2.900%	4/1/2041	2,495	1,856
	Crown Castle Inc.	4.750%	5/15/2047	240	211
	Crown Castle Inc.	4.150%	7/1/2050	3,467	2,752
	Crown Castle Inc.	3.250%	1/15/2051	7,332	4,937
	Equinix Inc.	3.000%	7/15/2050	395	256
	Equinix Inc.	2.950%	9/15/2051	3,600	2,284
	Equinix Inc.	3.400%	2/15/2052	1,976	1,367
	ERP Operating LP	4.500%	6/1/2045	2,759	2,448
	ERP Operating LP	4.000%	8/1/2047	1,312	1,079
	Essex Portfolio LP	4.500%	3/15/2048	2,612	2,239
	Essex Portfolio LP	2.650%	9/1/2050	480	291
	Federal Realty OP LP	4.500%	12/1/2044	1,593	1,412
	GLP Capital LP	5.750%	11/1/2037	5,660	5,632
	Healthpeak OP LLC	6.750%	2/1/2041	2,126	2,365
	Kimco Realty OP LLC	4.125%	12/1/2046	65	55
	Kimco Realty OP LLC	4.450%	9/1/2047	1,790	1,558
	Kimco Realty OP LLC	3.700%	10/1/2049	2,130	1,631
	Mid-America Apartments LP	2.875%	9/15/2051	635	410
	NNN REIT Inc.	4.800%	10/15/2048	1,276	1,150
	NNN REIT Inc.	3.100%	4/15/2050	982	655
	NNN REIT Inc.	3.000%	4/15/2052	5,463	3,507
	Prologis LP	4.375%	9/15/2048	2,572	2,197
	Prologis LP	5.250%	6/15/2053	5,304	5,127
	Prologis LP	5.250%	3/15/2054	4,204	4,049
	Public Storage Operating Co.	5.350%	8/1/2053	590	578
	Realty Income Corp.	4.650%	3/15/2047	25	22
	Realty Income Corp.	5.375%	9/1/2054	4,955	4,855
	Regency Centers LP	4.650%	3/15/2049	2,363	2,098
	Simon Property Group LP	4.250%	10/1/2044	219	188
	Simon Property Group LP	4.250%	11/30/2046	600	510
	Simon Property Group LP	3.250%	9/13/2049	3,880	2,726
27

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.800%	7/15/2050	929	714
	Simon Property Group LP	5.850%	3/8/2053	4,114	4,261
	Simon Property Group LP	6.650%	1/15/2054	2,786	3,157
	Ventas Realty LP	5.700%	9/30/2043	3,879	3,969
	VICI Properties LP	5.625%	5/15/2052	5,238	4,926
	Welltower OP LLC	6.500%	3/15/2041	25	28
	Welltower OP LLC	4.950%	9/1/2048	3,147	2,974
	Weyerhaeuser Co.	4.000%	3/9/2052	1,555	1,200
					107,607
Technology (8.6%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	4,211	3,601
	Analog Devices Inc.	2.800%	10/1/2041	2,097	1,575
	Analog Devices Inc.	5.300%	12/15/2045	30	30
	Analog Devices Inc.	2.950%	10/1/2051	8,579	5,673
	Analog Devices Inc.	5.300%	4/1/2054	125	122
	Apple Inc.	2.375%	2/8/2041	1,631	1,195
	Apple Inc.	3.850%	5/4/2043	11,523	9,879
	Apple Inc.	4.450%	5/6/2044	30	28
	Apple Inc.	3.450%	2/9/2045	9,884	7,809
	Apple Inc.	4.375%	5/13/2045	9,777	8,831
	Apple Inc.	4.650%	2/23/2046	17,646	16,435
	Apple Inc.	3.850%	8/4/2046	9,805	8,076
	Apple Inc.	4.250%	2/9/2047	5,388	4,683
	Apple Inc.	3.750%	9/12/2047	90	72
	Apple Inc.	2.950%	9/11/2049	1,315	899
	Apple Inc.	2.650%	5/11/2050	14,031	8,918
	Apple Inc.	2.400%	8/20/2050	3,975	2,389
	Apple Inc.	2.650%	2/8/2051	13,456	8,467
	Apple Inc.	2.700%	8/5/2051	10,802	6,852
	Apple Inc.	3.950%	8/8/2052	6,354	5,112
	Apple Inc.	4.850%	5/10/2053	845	809
	Apple Inc.	2.550%	8/20/2060	11,740	6,601
	Apple Inc.	2.800%	2/8/2061	1,110	661
	Apple Inc.	2.850%	8/5/2061	5,886	3,539
	Apple Inc.	4.100%	8/8/2062	65	52
	Applied Materials Inc.	5.100%	10/1/2035	3,555	3,698
	Applied Materials Inc.	4.350%	4/1/2047	5,045	4,462
	Applied Materials Inc.	2.750%	6/1/2050	455	301
[4]	Broadcom Inc.	3.187%	11/15/2036	13,187	11,371
[4]	Broadcom Inc.	4.926%	5/15/2037	11,141	11,137
	Broadcom Inc.	4.900%	2/15/2038	9,678	9,627
	Broadcom Inc.	3.500%	2/15/2041	14,716	12,198
	Broadcom Inc.	3.750%	2/15/2051	1,590	1,227
	Broadcom Inc.	5.700%	1/15/2056	1,622	1,667
	Cisco Systems Inc.	5.900%	2/15/2039	9,927	10,854
	Cisco Systems Inc.	5.500%	1/15/2040	4,784	5,023
	Cisco Systems Inc.	5.300%	2/26/2054	8,994	8,752
	Cisco Systems Inc.	5.350%	2/26/2064	4,972	4,757
	Corning Inc.	4.700%	3/15/2037	2,654	2,616
	Corning Inc.	5.750%	8/15/2040	110	117
	Corning Inc.	4.750%	3/15/2042	165	155
	Corning Inc.	5.350%	11/15/2048	40	40
	Corning Inc.	3.900%	11/15/2049	45	36
	Corning Inc.	4.375%	11/15/2057	4,405	3,681
	Corning Inc.	5.850%	11/15/2068	2,152	2,149
	Corning Inc.	5.450%	11/15/2079	3,697	3,486
	Dell International LLC	3.375%	12/15/2041	5,583	4,319
	Dell International LLC	8.350%	7/15/2046	4,915	6,289
	Dell International LLC	3.450%	12/15/2051	25	17
	Fidelity National Information Services Inc.	3.100%	3/1/2041	4,607	3,399
	Fiserv Inc.	4.400%	7/1/2049	7,300	5,780
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	1,375	1,413
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	6,389	5,879
	HP Inc.	6.000%	9/15/2041	4,323	4,331
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	705	678
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	7,906	7,365
	Intel Corp.	4.600%	3/25/2040	6,037	5,486
	Intel Corp.	2.800%	8/12/2041	6,091	4,336
	Intel Corp.	4.800%	10/1/2041	210	190
28

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	5.625%	2/10/2043	6,492	6,368
Intel Corp.	4.900%	7/29/2045	685	601
Intel Corp.	4.100%	5/19/2046	8,758	6,799
Intel Corp.	4.100%	5/11/2047	5,865	4,522
Intel Corp.	3.734%	12/8/2047	15	11
Intel Corp.	3.250%	11/15/2049	11,703	7,654
Intel Corp.	4.750%	3/25/2050	11,520	9,589
Intel Corp.	4.900%	8/5/2052	9,845	8,305
Intel Corp.	5.700%	2/10/2053	2,192	2,079
Intel Corp.	5.600%	2/21/2054	4,412	4,157
Intel Corp.	3.100%	2/15/2060	8,080	4,617
Intel Corp.	4.950%	3/25/2060	115	95
Intel Corp.	3.200%	8/12/2061	518	300
Intel Corp.	5.050%	8/5/2062	3,455	2,872
Intel Corp.	5.900%	2/10/2063	4,983	4,782
International Business Machines Corp.	4.150%	5/15/2039	9,431	8,457
International Business Machines Corp.	5.600%	11/30/2039	455	473
International Business Machines Corp.	2.850%	5/15/2040	6,609	5,007
International Business Machines Corp.	4.000%	6/20/2042	5,219	4,394
International Business Machines Corp.	4.700%	2/19/2046	25	22
International Business Machines Corp.	4.250%	5/15/2049	14,130	11,420
International Business Machines Corp.	2.950%	5/15/2050	30	19
International Business Machines Corp.	3.430%	2/9/2052	4,551	3,133
International Business Machines Corp.	4.900%	7/27/2052	810	715
International Business Machines Corp.	5.100%	2/6/2053	420	381
International Business Machines Corp.	5.800%	2/3/2056	4,394	4,399
International Business Machines Corp.	7.125%	12/1/2096	1,464	1,715
Intuit Inc.	5.500%	9/15/2053	5,458	5,164
KLA Corp.	5.000%	3/15/2049	20	19
KLA Corp.	3.300%	3/1/2050	10	7
KLA Corp.	4.950%	7/15/2052	7,400	6,855
KLA Corp.	5.250%	7/15/2062	3,167	2,984
Kyndryl Holdings Inc.	4.100%	10/15/2041	2,171	1,541
Lam Research Corp.	4.875%	3/15/2049	640	596
Lam Research Corp.	2.875%	6/15/2050	7,029	4,630
Lam Research Corp.	3.125%	6/15/2060	28	18
Micron Technology Inc.	3.477%	11/1/2051	828	607
Microsoft Corp.	3.450%	8/8/2036	5,838	5,391
Microsoft Corp.	4.100%	2/6/2037	1,159	1,132
Microsoft Corp.	4.500%	10/1/2040	3,390	3,347
Microsoft Corp.	5.300%	2/8/2041	3,770	3,943
Microsoft Corp.	3.750%	2/12/2045	2,500	2,085
Microsoft Corp.	4.450%	11/3/2045	3,505	3,246
Microsoft Corp.	3.700%	8/8/2046	4,909	3,997
Microsoft Corp.	4.250%	2/6/2047	7,613	6,752
Microsoft Corp.	4.500%	6/15/2047	115	105
Microsoft Corp.	2.525%	6/1/2050	23,674	14,684
Microsoft Corp.	2.500%	9/15/2050	4,094	2,532
Microsoft Corp.	2.921%	3/17/2052	24,609	16,363
Microsoft Corp.	2.675%	6/1/2060	9,551	5,539
Microsoft Corp.	3.041%	3/17/2062	210	132
Moody's Corp.	2.750%	8/19/2041	585	430
Moody's Corp.	5.250%	7/15/2044	5,702	5,593
Moody's Corp.	4.875%	12/17/2048	1,133	1,019
Moody's Corp.	3.750%	2/25/2052	1,205	913
Moody's Corp.	3.100%	11/29/2061	1,442	893
Nokia OYJ	6.625%	5/15/2039	165	179
NVIDIA Corp.	3.500%	4/1/2040	3,015	2,602
NVIDIA Corp.	3.500%	4/1/2050	11,151	8,496
NXP BV	3.250%	5/11/2041	4,265	3,283
NXP BV	3.125%	2/15/2042	265	197
Oracle Corp.	3.800%	11/15/2037	7,266	5,982
Oracle Corp.	6.500%	4/15/2038	6,706	6,947
Oracle Corp.	6.125%	7/8/2039	3,627	3,588
Oracle Corp.	3.600%	4/1/2040	12,418	9,323
Oracle Corp.	5.375%	7/15/2040	10,411	9,516
Oracle Corp.	3.650%	3/25/2041	10,382	7,711
Oracle Corp.	4.500%	7/8/2044	7,819	6,023
Oracle Corp.	4.125%	5/15/2045	35	25
Oracle Corp.	5.875%	9/26/2045	12,184	11,017
29

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.550%	2/4/2046	7,195	7,020
	Oracle Corp.	4.000%	7/15/2046	13,149	9,183
	Oracle Corp.	4.000%	11/15/2047	1,120	772
	Oracle Corp.	3.600%	4/1/2050	20,802	13,007
	Oracle Corp.	3.950%	3/25/2051	16,209	10,711
	Oracle Corp.	6.900%	11/9/2052	6,140	6,064
	Oracle Corp.	5.550%	2/6/2053	10,819	9,031
	Oracle Corp.	5.375%	9/27/2054	6,612	5,333
	Oracle Corp.	6.000%	8/3/2055	5,793	5,095
	Oracle Corp.	5.950%	9/26/2055	16,167	14,216
	Oracle Corp.	6.700%	2/4/2056	18,433	17,864
	Oracle Corp.	3.850%	4/1/2060	15,490	9,421
	Oracle Corp.	4.100%	3/25/2061	3,573	2,288
	Oracle Corp.	5.500%	9/27/2064	1,870	1,483
	Oracle Corp.	6.125%	8/3/2065	3,488	3,017
	Oracle Corp.	6.100%	9/26/2065	6,498	5,628
	Oracle Corp.	6.850%	2/4/2066	12,490	11,978
	QUALCOMM Inc.	4.800%	5/20/2045	5,558	5,121
	QUALCOMM Inc.	4.300%	5/20/2047	8,212	6,960
	QUALCOMM Inc.	4.500%	5/20/2052	1,319	1,116
	QUALCOMM Inc.	6.000%	5/20/2053	4,755	5,027
	S&P Global Inc.	3.700%	3/1/2052	7,728	5,870
	S&P Global Inc.	2.300%	8/15/2060	767	394
	S&P Global Inc.	3.900%	3/1/2062	1,420	1,071
	Salesforce Inc.	2.700%	7/15/2041	3,337	2,372
	Salesforce Inc.	2.900%	7/15/2051	8,128	4,985
	Salesforce Inc.	3.050%	7/15/2061	4,378	2,551
	Synopsys Inc.	5.700%	4/1/2055	7,923	7,918
	Texas Instruments Inc.	3.875%	3/15/2039	670	606
	Texas Instruments Inc.	4.100%	8/16/2052	3,482	2,821
	Texas Instruments Inc.	5.000%	3/14/2053	4,608	4,306
	Texas Instruments Inc.	5.050%	5/18/2063	8,781	8,029
[3]	TR Finance LLC	5.850%	4/15/2040	4,615	4,713
	TSMC Arizona Corp.	3.125%	10/25/2041	3,295	2,775
	TSMC Arizona Corp.	3.250%	10/25/2051	2,587	2,030
	TSMC Arizona Corp.	4.500%	4/22/2052	1,851	1,794
	Verisk Analytics Inc.	5.500%	6/15/2045	857	829
					740,835
Utilities (13.7%)
	AEP Texas Inc.	3.800%	10/1/2047	1,327	991
[3]	AEP Texas Inc.	4.150%	5/1/2049	2,103	1,649
[3]	AEP Texas Inc.	3.450%	1/15/2050	247	173
	AEP Texas Inc.	5.250%	5/15/2052	540	498
	AEP Texas Inc.	5.850%	10/15/2055	4,600	4,592
	AEP Transmission Co. LLC	4.000%	12/1/2046	1,631	1,336
	AEP Transmission Co. LLC	3.750%	12/1/2047	440	343
	AEP Transmission Co. LLC	3.800%	6/15/2049	130	100
	AEP Transmission Co. LLC	3.150%	9/15/2049	195	134
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	5,933	4,469
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	5,796	4,970
	AEP Transmission Co. LLC	5.400%	3/15/2053	5,589	5,451
	Alabama Power Co.	6.125%	5/15/2038	1,615	1,798
	Alabama Power Co.	6.000%	3/1/2039	2,300	2,513
	Alabama Power Co.	4.150%	8/15/2044	150	128
	Alabama Power Co.	3.750%	3/1/2045	6,004	4,805
[3]	Alabama Power Co.	3.700%	12/1/2047	3,116	2,423
[3]	Alabama Power Co.	4.300%	7/15/2048	219	184
	Alabama Power Co.	3.125%	7/15/2051	5,341	3,610
	Alabama Power Co.	3.000%	3/15/2052	2,505	1,647
[2]	Ameren Corp.	5.000%	5/15/2036	1,425	1,428
	Ameren Illinois Co.	4.150%	3/15/2046	2,887	2,440
	Ameren Illinois Co.	3.700%	12/1/2047	175	135
	Ameren Illinois Co.	4.500%	3/15/2049	3,414	2,970
	Ameren Illinois Co.	3.250%	3/15/2050	2,217	1,547
	Ameren Illinois Co.	5.550%	7/1/2054	2,111	2,108
	Ameren Illinois Co.	5.625%	3/1/2055	5,813	5,880
	American Electric Power Co. Inc.	3.250%	3/1/2050	75	51
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	5,100	5,118
	American Water Capital Corp.	4.300%	9/1/2045	525	453
30

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	4.000%	12/1/2046	2,102	1,692
	American Water Capital Corp.	3.750%	9/1/2047	3,120	2,430
	American Water Capital Corp.	4.200%	9/1/2048	4,594	3,804
	American Water Capital Corp.	4.150%	6/1/2049	328	267
	American Water Capital Corp.	3.450%	5/1/2050	1,474	1,066
	American Water Capital Corp.	5.450%	3/1/2054	3,091	3,045
	American Water Capital Corp.	5.700%	9/1/2055	6,332	6,412
	Appalachian Power Co.	7.000%	4/1/2038	4,363	4,995
	Appalachian Power Co.	4.400%	5/15/2044	2,854	2,466
	Appalachian Power Co.	4.450%	6/1/2045	1,140	970
[3]	Appalachian Power Co.	4.500%	3/1/2049	40	34
[3]	Appalachian Power Co.	3.700%	5/1/2050	510	377
	Arizona Public Service Co.	5.050%	9/1/2041	2,120	2,064
	Arizona Public Service Co.	4.350%	11/15/2045	1,769	1,495
	Arizona Public Service Co.	4.200%	8/15/2048	1,677	1,377
	Arizona Public Service Co.	4.250%	3/1/2049	1,410	1,145
	Arizona Public Service Co.	3.500%	12/1/2049	2,364	1,697
	Arizona Public Service Co.	3.350%	5/15/2050	210	146
	Arizona Public Service Co.	2.650%	9/15/2050	75	45
	Arizona Public Service Co.	5.900%	8/15/2055	5,735	5,894
	Atmos Energy Corp.	4.150%	1/15/2043	4,190	3,669
	Atmos Energy Corp.	4.125%	10/15/2044	4,186	3,596
	Atmos Energy Corp.	4.300%	10/1/2048	50	42
	Atmos Energy Corp.	4.125%	3/15/2049	3,973	3,268
	Atmos Energy Corp.	2.850%	2/15/2052	338	217
	Atmos Energy Corp.	5.750%	10/15/2052	2,669	2,740
	Atmos Energy Corp.	6.200%	11/15/2053	1,500	1,654
	Atmos Energy Corp.	5.000%	12/15/2054	3,432	3,161
	Atmos Energy Corp.	5.450%	1/15/2056	3,255	3,212
	Avista Corp.	4.350%	6/1/2048	1,206	1,014
	Avista Corp.	4.000%	4/1/2052	3,582	2,786
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	910	1,019
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	4,228	3,198
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,136	883
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,041	1,711
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	2,018	1,734
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	35	34
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	1,465	1,476
[4]	Basin Electric Power Cooperative	5.850%	10/15/2055	3,742	3,767
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	7,285	7,989
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	3,852	4,194
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	2,014	1,953
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	6,249	5,466
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	2,256	1,739
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	7,485	6,313
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	315	260
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,065	1,929
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	2,576	2,184
	Black Hills Corp.	4.200%	9/15/2046	2,809	2,293
	Black Hills Corp.	3.875%	10/15/2049	2,758	2,104
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,429	1,434
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	430	348
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	1,827	1,632
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	3,382	2,217
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	6,315	4,496
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	950	709
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,828	1,665
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,755	1,703
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	2,172	2,296
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	25	22
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	2,326	2,471
	CMS Energy Corp.	4.875%	3/1/2044	2,114	1,926
	Commonwealth Edison Co.	5.900%	3/15/2036	2,053	2,237
	Commonwealth Edison Co.	6.450%	1/15/2038	85	96
	Commonwealth Edison Co.	3.800%	10/1/2042	60	49
	Commonwealth Edison Co.	4.700%	1/15/2044	587	537
	Commonwealth Edison Co.	3.650%	6/15/2046	5,845	4,551
	Commonwealth Edison Co.	4.000%	3/1/2048	6,312	5,123
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	2,578	1,775
[3]	Commonwealth Edison Co.	3.125%	3/15/2051	488	329
31

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth Edison Co.	2.750%	9/1/2051	235	146
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	10	8
	Commonwealth Edison Co.	5.300%	2/1/2053	4,811	4,611
	Commonwealth Edison Co.	5.650%	6/1/2054	330	333
	Commonwealth Edison Co.	5.950%	6/1/2055	4,777	4,989
	Connecticut Light & Power Co.	4.300%	4/15/2044	1,100	960
	Connecticut Light & Power Co.	4.000%	4/1/2048	6,438	5,229
	Connecticut Light & Power Co.	5.250%	1/15/2053	223	214
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	670	741
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	400	448
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	145	168
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	2,910	3,026
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	224	236
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,219	3,729
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	6,114	5,379
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	1,750	1,394
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	119	105
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	255	205
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	7,125	5,647
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	197	133
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	5,567	5,927
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	6,359	6,577
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	6,779	6,866
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	5,548	5,439
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	6,308	6,419
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	773	624
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	35	26
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	20	17
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	1,675	1,187
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	770	459
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	225	157
	Constellation Energy Generation LLC	6.250%	10/1/2039	90	99
	Constellation Energy Generation LLC	5.600%	6/15/2042	3,454	3,508
	Constellation Energy Generation LLC	6.500%	10/1/2053	4,838	5,323
	Constellation Energy Generation LLC	5.750%	3/15/2054	3,878	3,899
	Constellation Energy Generation LLC	5.875%	1/15/2066	3,817	3,813
	Consumers Energy Co.	3.250%	8/15/2046	5,006	3,687
	Consumers Energy Co.	4.050%	5/15/2048	835	679
	Consumers Energy Co.	3.750%	2/15/2050	2,534	1,939
	Consumers Energy Co.	3.100%	8/15/2050	4,339	2,982
	Consumers Energy Co.	3.500%	8/1/2051	5,608	4,141
	Consumers Energy Co.	2.650%	8/15/2052	2,011	1,263
	Consumers Energy Co.	4.200%	9/1/2052	200	164
	Dayton Power & Light Co.	3.950%	6/15/2049	90	69
	Delmarva Power & Light Co.	4.150%	5/15/2045	1,146	980
	Dominion Energy Inc.	7.000%	6/15/2038	3,524	4,012
[3]	Dominion Energy Inc.	3.300%	4/15/2041	5,803	4,456
[3]	Dominion Energy Inc.	4.900%	8/1/2041	175	163
[3]	Dominion Energy Inc.	4.050%	9/15/2042	2,260	1,853
	Dominion Energy Inc.	6.200%	2/15/2056	3,870	3,934
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	3,298	3,591
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	1,066	974
	DTE Electric Co.	3.700%	3/15/2045	2,808	2,247
	DTE Electric Co.	3.750%	8/15/2047	80	63
[3]	DTE Electric Co.	4.050%	5/15/2048	1,760	1,447
	DTE Electric Co.	3.950%	3/1/2049	4,199	3,388
	DTE Electric Co.	2.950%	3/1/2050	2,545	1,713
[3]	DTE Electric Co.	3.250%	4/1/2051	375	264
[3]	DTE Electric Co.	3.650%	3/1/2052	2,044	1,537
	DTE Electric Co.	5.400%	4/1/2053	3,979	3,914
	DTE Electric Co.	5.850%	5/15/2055	4,019	4,184
[3]	DTE Electric Co.	5.550%	3/1/2056	1,857	1,853
	Duke Energy Carolinas LLC	6.100%	6/1/2037	260	284
	Duke Energy Carolinas LLC	6.000%	1/15/2038	4,214	4,602
	Duke Energy Carolinas LLC	5.300%	2/15/2040	4,586	4,680
	Duke Energy Carolinas LLC	4.250%	12/15/2041	3,773	3,363
	Duke Energy Carolinas LLC	4.000%	9/30/2042	3,750	3,200
	Duke Energy Carolinas LLC	3.750%	6/1/2045	410	328
	Duke Energy Carolinas LLC	3.875%	3/15/2046	3,127	2,519
	Duke Energy Carolinas LLC	3.700%	12/1/2047	345	266
32

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.950%	3/15/2048	340	273
	Duke Energy Carolinas LLC	3.200%	8/15/2049	5,526	3,880
	Duke Energy Carolinas LLC	5.350%	1/15/2053	6,309	6,133
	Duke Energy Carolinas LLC	5.400%	1/15/2054	706	693
	Duke Energy Corp.	3.300%	6/15/2041	690	538
	Duke Energy Corp.	4.800%	12/15/2045	2,529	2,250
	Duke Energy Corp.	3.750%	9/1/2046	9,394	7,206
	Duke Energy Corp.	3.950%	8/15/2047	515	401
	Duke Energy Corp.	4.200%	6/15/2049	732	582
	Duke Energy Corp.	3.500%	6/15/2051	6,046	4,216
	Duke Energy Corp.	5.000%	8/15/2052	7,668	6,808
	Duke Energy Corp.	6.100%	9/15/2053	2,920	3,018
	Duke Energy Corp.	5.800%	6/15/2054	1,357	1,347
	Duke Energy Corp.	5.700%	9/15/2055	639	625
	Duke Energy Florida LLC	6.350%	9/15/2037	3,166	3,537
	Duke Energy Florida LLC	6.400%	6/15/2038	6,451	7,235
	Duke Energy Florida LLC	5.650%	4/1/2040	119	125
	Duke Energy Florida LLC	3.400%	10/1/2046	6,569	4,903
	Duke Energy Florida LLC	4.200%	7/15/2048	3,081	2,540
	Duke Energy Florida LLC	3.000%	12/15/2051	4,485	2,936
	Duke Energy Florida LLC	6.200%	11/15/2053	555	603
	Duke Energy Indiana LLC	6.350%	8/15/2038	92	103
	Duke Energy Indiana LLC	6.450%	4/1/2039	583	653
	Duke Energy Indiana LLC	3.750%	5/15/2046	492	390
[3]	Duke Energy Indiana LLC	3.250%	10/1/2049	5,533	3,888
	Duke Energy Indiana LLC	2.750%	4/1/2050	665	421
	Duke Energy Indiana LLC	5.400%	4/1/2053	2,723	2,636
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,750	1,807
	Duke Energy Ohio Inc.	3.700%	6/15/2046	17	13
	Duke Energy Ohio Inc.	4.300%	2/1/2049	890	745
	Duke Energy Ohio Inc.	5.650%	4/1/2053	2,169	2,183
	Duke Energy Ohio Inc.	5.550%	3/15/2054	3,884	3,857
	Duke Energy Progress LLC	6.300%	4/1/2038	1,041	1,157
	Duke Energy Progress LLC	4.375%	3/30/2044	3,407	3,002
	Duke Energy Progress LLC	4.200%	8/15/2045	6,238	5,283
	Duke Energy Progress LLC	2.500%	8/15/2050	565	339
	Duke Energy Progress LLC	2.900%	8/15/2051	637	408
	Duke Energy Progress LLC	4.000%	4/1/2052	57	45
	Duke Energy Progress LLC	5.350%	3/15/2053	4,661	4,499
	El Paso Electric Co.	5.000%	12/1/2044	641	584
	Emera US Finance LP	4.750%	6/15/2046	4,039	3,490
	Entergy Arkansas LLC	4.200%	4/1/2049	2,761	2,256
	Entergy Arkansas LLC	2.650%	6/15/2051	175	106
	Entergy Arkansas LLC	5.750%	6/1/2054	3,205	3,245
	Entergy Corp.	3.750%	6/15/2050	1,405	1,038
	Entergy Corp.	6.100%	6/15/2056	2,475	2,496
	Entergy Louisiana LLC	4.900%	4/15/2036	884	886
	Entergy Louisiana LLC	3.100%	6/15/2041	3,325	2,572
	Entergy Louisiana LLC	4.200%	9/1/2048	6,137	5,011
	Entergy Louisiana LLC	5.700%	3/15/2054	4,791	4,804
	Entergy Louisiana LLC	5.800%	3/15/2055	4,795	4,870
	Entergy Louisiana LLC	5.650%	4/15/2056	1,750	1,736
	Entergy Mississippi LLC	3.850%	6/1/2049	530	412
	Entergy Mississippi LLC	3.500%	6/1/2051	725	521
	Entergy Mississippi LLC	5.850%	6/1/2054	1,625	1,638
	Entergy Mississippi LLC	5.800%	4/15/2055	2,060	2,093
	Entergy Texas Inc.	4.500%	3/30/2039	2,556	2,412
	Entergy Texas Inc.	3.550%	9/30/2049	1,440	1,046
	Entergy Texas Inc.	5.000%	9/15/2052	1,040	935
	Entergy Texas Inc.	5.550%	9/15/2054	232	226
	Essential Utilities Inc.	4.276%	5/1/2049	885	729
	Essential Utilities Inc.	3.351%	4/15/2050	205	144
	Essential Utilities Inc.	5.300%	5/1/2052	4,955	4,673
	Evergy Kansas Central Inc.	4.250%	12/1/2045	2,167	1,836
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,514	1,052
	Evergy Kansas Central Inc.	3.450%	4/15/2050	865	628
	Evergy Kansas Central Inc.	5.700%	3/15/2053	1,120	1,130
	Evergy Metro Inc.	4.200%	6/15/2047	1,523	1,264
	Evergy Metro Inc.	4.200%	3/15/2048	1,613	1,334
	Eversource Energy	3.450%	1/15/2050	2,580	1,834
33

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Eversource Energy	6.350%	8/15/2056	929	935
	Exelon Corp.	5.100%	6/15/2045	5,671	5,285
	Exelon Corp.	4.700%	4/15/2050	4,662	4,019
	Exelon Corp.	5.600%	3/15/2053	6,803	6,615
[3]	FirstEnergy Corp.	3.400%	3/1/2050	4,090	2,863
	Florida Power & Light Co.	5.950%	2/1/2038	1,120	1,231
	Florida Power & Light Co.	5.690%	3/1/2040	4,952	5,228
	Florida Power & Light Co.	4.125%	2/1/2042	939	830
	Florida Power & Light Co.	4.050%	6/1/2042	4,646	4,059
	Florida Power & Light Co.	3.800%	12/15/2042	430	359
	Florida Power & Light Co.	4.050%	10/1/2044	1,287	1,094
	Florida Power & Light Co.	3.700%	12/1/2047	4,808	3,739
	Florida Power & Light Co.	3.950%	3/1/2048	7,191	5,821
	Florida Power & Light Co.	4.125%	6/1/2048	1,985	1,646
	Florida Power & Light Co.	3.990%	3/1/2049	4,297	3,470
	Florida Power & Light Co.	2.875%	12/4/2051	5,526	3,583
	Florida Power & Light Co.	5.300%	4/1/2053	990	966
	Florida Power & Light Co.	5.600%	6/15/2054	225	229
	Florida Power & Light Co.	5.700%	3/15/2055	105	108
	Florida Power & Light Co.	5.800%	3/15/2065	4,128	4,244
	Florida Power & Light Co.	5.600%	2/15/2066	4,587	4,559
[3]	Georgia Power Co.	4.750%	9/1/2040	844	814
	Georgia Power Co.	4.300%	3/15/2042	7,366	6,610
[3]	Georgia Power Co.	3.700%	1/30/2050	5,121	3,900
[3]	Georgia Power Co.	3.250%	3/15/2051	5,578	3,886
	Georgia Power Co.	5.125%	5/15/2052	1,153	1,088
	Georgia Power Co.	5.500%	10/1/2055	1,185	1,170
	Iberdrola International BV	6.750%	7/15/2036	2,950	3,423
[3]	Idaho Power Co.	4.200%	3/1/2048	3,400	2,838
[3]	Idaho Power Co.	5.700%	3/15/2055	250	253
	Indiana Michigan Power Co.	6.050%	3/15/2037	4,280	4,698
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	3,730	3,287
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,646	1,273
	Indiana Michigan Power Co.	4.250%	8/15/2048	240	198
	Indiana Michigan Power Co.	3.250%	5/1/2051	475	323
	Indiana Michigan Power Co.	5.625%	4/1/2053	1,330	1,336
	Indiana Michigan Power Co.	5.600%	3/15/2056	1,150	1,146
	Interstate Power & Light Co.	6.250%	7/15/2039	2,960	3,238
	Interstate Power & Light Co.	3.700%	9/15/2046	1,976	1,521
	Interstate Power & Light Co.	3.500%	9/30/2049	2,288	1,679
	Interstate Power & Light Co.	3.100%	11/30/2051	1,192	788
	ITC Holdings Corp.	5.300%	7/1/2043	1,078	1,041
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	1,020	995
	Kentucky Utilities Co.	5.125%	11/1/2040	400	397
	Kentucky Utilities Co.	4.375%	10/1/2045	2,738	2,364
	Kentucky Utilities Co.	3.300%	6/1/2050	2,125	1,481
	Kentucky Utilities Co.	5.850%	8/15/2055	3,281	3,378
	Louisville Gas & Electric Co.	4.250%	4/1/2049	3,105	2,574
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	3,003	3,080
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	410	445
	MidAmerican Energy Co.	4.800%	9/15/2043	2,758	2,571
	MidAmerican Energy Co.	3.650%	8/1/2048	5,217	3,993
	MidAmerican Energy Co.	4.250%	7/15/2049	6,512	5,457
	MidAmerican Energy Co.	3.150%	4/15/2050	6,699	4,632
	MidAmerican Energy Co.	5.850%	9/15/2054	6,790	7,078
	MidAmerican Energy Co.	5.300%	2/1/2055	3,030	2,936
[3]	Mississippi Power Co.	4.250%	3/15/2042	225	198
[3]	Mississippi Power Co.	3.100%	7/30/2051	3,502	2,374
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	3,497	3,014
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	1,446	1,235
[3]	Nevada Power Co.	6.750%	7/1/2037	10	11
[3]	Nevada Power Co.	3.125%	8/1/2050	2,726	1,830
	Nevada Power Co.	6.000%	3/15/2054	260	269
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/2052	7,019	4,519
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	625	584
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	4,609	4,480
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	1,922	1,953
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	1,100	1,106
	NiSource Inc.	5.250%	2/15/2043	630	612
	NiSource Inc.	4.800%	2/15/2044	3,284	2,994
34

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	4.375%	5/15/2047	5,313	4,492
	NiSource Inc.	3.950%	3/30/2048	6,708	5,288
	NiSource Inc.	5.000%	6/15/2052	2,610	2,315
	NiSource Inc.	5.850%	4/1/2055	4,621	4,662
	Northern States Power Co.	5.350%	11/1/2039	3,303	3,394
	Northern States Power Co.	3.600%	9/15/2047	185	143
	Northern States Power Co.	2.900%	3/1/2050	1,593	1,066
	Northern States Power Co.	3.200%	4/1/2052	685	477
	Northern States Power Co.	4.500%	6/1/2052	710	612
	Northern States Power Co.	5.100%	5/15/2053	6,225	5,846
	Northern States Power Co.	5.400%	3/15/2054	4,979	4,903
	Northern States Power Co.	5.650%	6/15/2054	95	97
	Northern States Power Co.	5.650%	5/15/2055	3,412	3,473
	NSTAR Electric Co.	5.500%	3/15/2040	2,957	3,051
	NSTAR Electric Co.	4.400%	3/1/2044	1,843	1,622
	NSTAR Electric Co.	4.550%	6/1/2052	50	43
	NSTAR Electric Co.	4.950%	9/15/2052	914	836
	Oglethorpe Power Corp.	5.950%	11/1/2039	1,270	1,360
	Oglethorpe Power Corp.	5.375%	11/1/2040	2,029	2,049
	Oglethorpe Power Corp.	4.500%	4/1/2047	265	225
	Oglethorpe Power Corp.	5.050%	10/1/2048	3,738	3,411
	Oglethorpe Power Corp.	5.250%	9/1/2050	1,962	1,816
	Oglethorpe Power Corp.	6.200%	12/1/2053	1,010	1,065
	Oglethorpe Power Corp.	5.800%	6/1/2054	90	90
	Oglethorpe Power Corp.	5.900%	2/1/2055	80	81
	Ohio Edison Co.	6.875%	7/15/2036	75	87
	Ohio Power Co.	4.150%	4/1/2048	390	318
	Ohio Power Co.	4.000%	6/1/2049	280	219
[3]	Ohio Power Co.	2.900%	10/1/2051	2,744	1,724
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,835	1,523
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	2,124	1,695
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	4,329	4,301
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	50	51
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	157	192
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,525	3,560
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	4,453	4,429
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	3,898	3,121
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	150	118
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	10	8
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	4,204	3,219
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	655	443
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	100	61
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	285	243
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	5,789	5,270
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	2,528	2,423
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	670	663
[4]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	600	616
	ONE Gas Inc.	4.658%	2/1/2044	645	589
	ONE Gas Inc.	4.500%	11/1/2048	25	22
	Pacific Gas & Electric Co.	5.200%	5/1/2036	1,202	1,206
	Pacific Gas & Electric Co.	4.500%	7/1/2040	10,670	9,488
	Pacific Gas & Electric Co.	3.300%	8/1/2040	4,004	3,109
	Pacific Gas & Electric Co.	4.200%	6/1/2041	2,370	1,989
	Pacific Gas & Electric Co.	4.600%	6/15/2043	530	455
	Pacific Gas & Electric Co.	4.300%	3/15/2045	5,187	4,201
	Pacific Gas & Electric Co.	4.250%	3/15/2046	170	136
	Pacific Gas & Electric Co.	3.950%	12/1/2047	1,341	1,020
	Pacific Gas & Electric Co.	4.950%	7/1/2050	14,583	12,587
	Pacific Gas & Electric Co.	3.500%	8/1/2050	10,848	7,458
	Pacific Gas & Electric Co.	5.250%	3/1/2052	290	258
	Pacific Gas & Electric Co.	6.750%	1/15/2053	8,495	9,184
	Pacific Gas & Electric Co.	5.900%	10/1/2054	564	549
	Pacific Gas & Electric Co.	6.150%	3/1/2055	4,210	4,232
	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,409	3,419
	Pacific Gas & Electric Co.	6.000%	5/1/2056	2,083	2,056
	PacifiCorp	5.750%	4/1/2037	5,064	5,173
	PacifiCorp	6.250%	10/15/2037	3,292	3,502
	PacifiCorp	6.350%	7/15/2038	2,215	2,374
	PacifiCorp	6.000%	1/15/2039	3,245	3,325
	PacifiCorp	4.100%	2/1/2042	1,469	1,201
35

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	4.125%	1/15/2049	70	54
	PacifiCorp	3.300%	3/15/2051	50	33
	PacifiCorp	2.900%	6/15/2052	30	18
	PacifiCorp	5.350%	12/1/2053	40	36
	PacifiCorp	5.500%	5/15/2054	6,194	5,665
	PacifiCorp	5.800%	1/15/2055	7,357	7,003
	PECO Energy Co.	5.950%	10/1/2036	1,726	1,899
	PECO Energy Co.	4.150%	10/1/2044	975	833
	PECO Energy Co.	3.700%	9/15/2047	4,625	3,591
	PECO Energy Co.	3.900%	3/1/2048	45	36
	PECO Energy Co.	3.000%	9/15/2049	30	20
	PECO Energy Co.	2.800%	6/15/2050	625	399
	PECO Energy Co.	4.600%	5/15/2052	120	104
	PECO Energy Co.	4.375%	8/15/2052	5,397	4,504
	PECO Energy Co.	5.250%	9/15/2054	3,087	2,929
	PECO Energy Co.	5.650%	9/15/2055	4,202	4,249
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	797	719
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	1,573	1,210
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	620	431
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	3,375	3,080
	Potomac Electric Power Co.	6.500%	11/15/2037	2,000	2,263
	Potomac Electric Power Co.	4.150%	3/15/2043	80	69
	Potomac Electric Power Co.	5.500%	3/15/2054	330	324
	PPL Electric Utilities Corp.	6.250%	5/15/2039	7,173	7,973
	PPL Electric Utilities Corp.	4.750%	7/15/2043	247	230
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,389	1,188
	PPL Electric Utilities Corp.	4.150%	10/1/2045	45	38
	PPL Electric Utilities Corp.	3.950%	6/1/2047	50	41
	PPL Electric Utilities Corp.	4.150%	6/15/2048	2,498	2,084
	PPL Electric Utilities Corp.	5.250%	5/15/2053	405	389
	PPL Electric Utilities Corp.	5.550%	8/15/2055	190	191
	Progress Energy Inc.	6.000%	12/1/2039	4,708	5,040
[3]	Public Service Co. of Colorado	6.250%	9/1/2037	2,751	3,035
	Public Service Co. of Colorado	6.500%	8/1/2038	722	813
	Public Service Co. of Colorado	3.600%	9/15/2042	385	309
	Public Service Co. of Colorado	4.300%	3/15/2044	3,104	2,684
	Public Service Co. of Colorado	4.100%	6/15/2048	10	8
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	34	23
[3]	Public Service Co. of Colorado	2.700%	1/15/2051	755	462
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	955	809
	Public Service Co. of Colorado	5.250%	4/1/2053	6,589	6,204
	Public Service Co. of Colorado	5.850%	5/15/2055	5,241	5,356
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,322	1,758
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,864	1,759
[3]	Public Service Electric & Gas Co.	5.800%	5/1/2037	685	741
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2040	1,861	1,928
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	4,570	3,469
[3]	Public Service Electric & Gas Co.	4.050%	5/1/2048	95	77
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	425	333
[3]	Public Service Electric & Gas Co.	3.200%	8/1/2049	20	14
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	1,152	790
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	233	155
	Public Service Electric & Gas Co.	5.450%	8/1/2053	2,703	2,666
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,579	4,535
	Public Service Electric & Gas Co.	5.300%	8/1/2054	4,863	4,705
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	4,618	4,578
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,275	4,758
	Puget Sound Energy Inc.	5.638%	4/15/2041	1,498	1,537
	Puget Sound Energy Inc.	4.223%	6/15/2048	852	713
	Puget Sound Energy Inc.	3.250%	9/15/2049	4,496	3,145
	Puget Sound Energy Inc.	5.448%	6/1/2053	2,789	2,731
	San Diego Gas & Electric Co.	6.000%	6/1/2039	2,470	2,655
	San Diego Gas & Electric Co.	4.500%	8/15/2040	5,114	4,734
[3]	San Diego Gas & Electric Co.	4.100%	6/15/2049	220	176
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	95	66
	San Diego Gas & Electric Co.	5.350%	4/1/2053	3,967	3,788
	San Diego Gas & Electric Co.	5.550%	4/15/2054	2,636	2,587
	Sempra	3.800%	2/1/2038	4,089	3,571
	Sempra	4.000%	2/1/2048	5,404	4,190
	Sierra Pacific Power Co.	5.900%	3/15/2054	100	102
36

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.625%	2/1/2036	200	206
[3]	Southern California Edison Co.	5.950%	2/1/2038	5,220	5,450
	Southern California Edison Co.	6.050%	3/15/2039	25	26
	Southern California Edison Co.	5.500%	3/15/2040	2,145	2,133
	Southern California Edison Co.	4.500%	9/1/2040	2,251	2,007
	Southern California Edison Co.	4.050%	3/15/2042	25	20
	Southern California Edison Co.	4.650%	10/1/2043	5,717	4,961
[3]	Southern California Edison Co.	3.600%	2/1/2045	345	256
	Southern California Edison Co.	4.000%	4/1/2047	7,202	5,549
[3]	Southern California Edison Co.	4.125%	3/1/2048	7,995	6,260
[3]	Southern California Edison Co.	4.875%	3/1/2049	14	12
	Southern California Edison Co.	3.650%	2/1/2050	8,387	5,995
[3]	Southern California Edison Co.	2.950%	2/1/2051	300	188
[3]	Southern California Edison Co.	3.650%	6/1/2051	620	436
	Southern California Edison Co.	3.450%	2/1/2052	25	17
	Southern California Edison Co.	5.700%	3/1/2053	2,960	2,821
	Southern California Edison Co.	5.875%	12/1/2053	3,170	3,113
	Southern California Edison Co.	5.900%	3/1/2055	3,814	3,754
	Southern California Edison Co.	6.200%	9/15/2055	60	62
	Southern California Gas Co.	5.125%	11/15/2040	2,385	2,362
	Southern California Gas Co.	3.750%	9/15/2042	400	324
[3]	Southern California Gas Co.	4.125%	6/1/2048	765	610
[3]	Southern California Gas Co.	4.300%	1/15/2049	50	41
[3]	Southern California Gas Co.	3.950%	2/15/2050	1,044	798
	Southern California Gas Co.	6.350%	11/15/2052	120	131
	Southern California Gas Co.	5.750%	6/1/2053	4,418	4,440
	Southern California Gas Co.	5.600%	4/1/2054	2,406	2,363
	Southern California Gas Co.	6.000%	6/15/2055	3,397	3,520
	Southern Co.	4.250%	7/1/2036	2,231	2,112
	Southern Co.	4.400%	7/1/2046	10,560	9,030
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	4,135	4,345
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	85	75
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	1,020	815
	Southern Power Co.	5.250%	7/15/2043	976	952
[3]	Southern Power Co.	4.950%	12/15/2046	10	9
	Southwest Gas Corp.	3.800%	9/29/2046	1,388	1,085
	Southwest Gas Corp.	4.150%	6/1/2049	1,988	1,587
	Southwestern Electric Power Co.	6.200%	3/15/2040	180	193
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	380	300
[3]	Southwestern Electric Power Co.	3.850%	2/1/2048	80	61
	Southwestern Electric Power Co.	3.250%	11/1/2051	6,263	4,180
	Southwestern Public Service Co.	4.500%	8/15/2041	1,435	1,291
	Southwestern Public Service Co.	3.400%	8/15/2046	1,982	1,438
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	2,154	1,811
	Southwestern Public Service Co.	3.750%	6/15/2049	1,052	804
	Southwestern Public Service Co.	6.000%	6/1/2054	2,015	2,090
	Spire Inc.	6.450%	6/1/2056	550	563
	Spire Missouri Inc.	3.300%	6/1/2051	1,982	1,383
	Tampa Electric Co.	4.100%	6/15/2042	2,338	2,023
	Tampa Electric Co.	4.300%	6/15/2048	545	460
	Tampa Electric Co.	4.450%	6/15/2049	1,869	1,584
	Tampa Electric Co.	3.625%	6/15/2050	2,239	1,667
	Tampa Electric Co.	3.450%	3/15/2051	1,770	1,272
	Tampa Electric Co.	5.000%	7/15/2052	2,230	2,063
	Toledo Edison Co.	6.150%	5/15/2037	2,029	2,243
	Tucson Electric Power Co.	4.850%	12/1/2048	703	634
	Tucson Electric Power Co.	3.250%	5/1/2051	95	65
	Tucson Electric Power Co.	5.500%	4/15/2053	660	638
	Tucson Electric Power Co.	5.900%	4/15/2055	3,594	3,682
	Union Electric Co.	4.800%	3/15/2036	691	693
	Union Electric Co.	5.300%	8/1/2037	2,188	2,276
	Union Electric Co.	4.000%	4/1/2048	1,095	886
	Union Electric Co.	3.250%	10/1/2049	4,125	2,868
	Union Electric Co.	3.900%	4/1/2052	1,721	1,341
	Union Electric Co.	5.450%	3/15/2053	3,700	3,655
	Union Electric Co.	5.550%	3/15/2056	1,143	1,136
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	4,967	5,359
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,270	1,413
	Virginia Electric & Power Co.	8.875%	11/15/2038	3,619	4,850
	Virginia Electric & Power Co.	4.000%	1/15/2043	12	10
37

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	4,815	4,342
	Virginia Electric & Power Co.	4.450%	2/15/2044	4,685	4,107
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	1,050	877
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	3,498	2,820
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	710	551
	Virginia Electric & Power Co.	4.600%	12/1/2048	15	13
	Virginia Electric & Power Co.	2.450%	12/15/2050	1,683	975
	Virginia Electric & Power Co.	2.950%	11/15/2051	8,549	5,428
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	4,848	4,132
	Virginia Electric & Power Co.	5.450%	4/1/2053	1,683	1,617
	Virginia Electric & Power Co.	5.550%	8/15/2054	810	788
	Virginia Electric & Power Co.	5.650%	3/15/2055	3,195	3,154
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	5,818	5,699
[2]	Virginia Electric & Power Co.	5.700%	3/15/2056	1,950	1,939
[3]	Washington Gas Light Co.	3.796%	9/15/2046	215	171
[3]	Washington Gas Light Co.	3.650%	9/15/2049	380	283
	Wisconsin Electric Power Co.	5.700%	12/1/2036	2,111	2,283
	Wisconsin Electric Power Co.	4.300%	10/15/2048	1,681	1,422
	Wisconsin Electric Power Co.	5.050%	10/1/2054	2,135	1,996
	Wisconsin Power & Light Co.	6.375%	8/15/2037	1,199	1,332
	Wisconsin Power & Light Co.	3.650%	4/1/2050	435	323
	Wisconsin Power & Light Co.	5.700%	12/15/2055	525	525
	Wisconsin Public Service Corp.	3.671%	12/1/2042	1,856	1,519
	Wisconsin Public Service Corp.	4.752%	11/1/2044	168	154
	Wisconsin Public Service Corp.	3.300%	9/1/2049	2,272	1,606
	Xcel Energy Inc.	6.500%	7/1/2036	1,569	1,737
	Xcel Energy Inc.	3.500%	12/1/2049	5,400	3,935
					1,188,964
Total Corporate Bonds (Cost $8,883,384)					8,452,324
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6]	Vanguard Market Liquidity Fund (Cost $61,087)	3.693%		610,929	61,087
Total Investments (99.0%) (Cost $9,010,021)					8,579,085
Other Assets and Liabilities—Net (1.0%)					86,384
Net Assets (100%)					8,665,469
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $830 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $61,370, representing 0.7% of net assets.
5	Securities with a value of $1,256 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
38

Long-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2026	113	13,387	55
Ultra 10-Year U.S. Treasury Note	June 2026	143	16,693	—
				55

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2026	(188)	(22,860)	(32)
				23
See accompanying Notes, which are an integral part of the Financial Statements.
39

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,948,934)	8,517,998
Affiliated Issuers (Cost $61,087)	61,087
Total Investments in Securities	8,579,085
Investment in Vanguard	196
Cash	148
Cash Collateral Received for ETF Capital Activity	71,334
Receivables for Investment Securities Sold	103,637
Receivables for Accrued Income	126,082
Variation Margin Receivable—Centrally Cleared Swap Contracts	85
Total Assets	8,880,567
Liabilities
Payables for Investment Securities Purchased	143,139
Collateral for ETF Capital Activity	71,334
Payables for Capital Shares Redeemed	473
Payables to Vanguard	97
Variation Margin Payable—Futures Contracts	55
Total Liabilities	215,098
Net Assets	8,665,469
At February 28, 2026, net assets consisted of:

Paid-in Capital	9,947,395
Total Distributable Earnings (Loss)	(1,281,926)
Net Assets	8,665,469

ETF Shares—Net Assets
Applicable to 101,502,027 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,847,222
Net Asset Value Per Share—ETF Shares	$77.31

Admiral™ Shares—Net Assets
Applicable to 17,940,727 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	372,673
Net Asset Value Per Share—Admiral Shares	$20.77

Institutional Shares—Net Assets
Applicable to 17,286,873 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	445,574
Net Asset Value Per Share—Institutional Shares	$25.78
40

Long-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	228,429
Total Income	228,429
Expenses
The Vanguard Group—Note C
Investment Advisory Services	145
Management and Administrative—ETF Shares	748
Management and Administrative—Admiral Shares	92
Management and Administrative—Institutional Shares	70
Marketing and Distribution—ETF Shares	188
Marketing and Distribution—Admiral Shares	9
Marketing and Distribution—Institutional Shares	6
Custodian Fees	4
Shareholders’ Reports—ETF Shares	80
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	1,357
Net Investment Income	227,072
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(63,563)
Futures Contracts	680
Swap Contracts	82
Realized Net Gain (Loss)	(62,801)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	242,694
Futures Contracts	(31)
Change in Unrealized Appreciation (Depreciation)	242,663
Net Increase (Decrease) in Net Assets Resulting from Operations	406,934
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $509, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($198) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	227,072	701,965
Realized Net Gain (Loss)	(62,801)	(876,462)
Change in Unrealized Appreciation (Depreciation)	242,663	(61,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	406,934	(235,846)
Distributions
ETF Shares	(205,530)	(682,660)
Admiral Shares	(8,158)	(20,168)
Institutional Shares	(9,764)	(20,422)
Total Distributions	(223,452)	(723,250)
Capital Share Transactions
ETF Shares	486,729	(4,890,888)
Admiral Shares	5,017	(19,941)
Institutional Shares	8,928	(3,413)
Net Increase (Decrease) from Capital Share Transactions	500,674	(4,914,242)
Total Increase (Decrease)	684,156	(5,873,338)
Net Assets
Beginning of Period	7,981,313	13,854,651
End of Period	8,665,469	7,981,313
See accompanying Notes, which are an integral part of the Financial Statements.
42

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$75.54	$79.31	$75.91	$80.54	$108.31	$107.01
Investment Operations
Net Investment Income[1]	2.029	4.077	3.941	3.692	3.286	3.294
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.773	(3.691)	3.283	(4.727)	(27.794)	1.288
Total from Investment Operations	3.802	.386	7.224	(1.035)	(24.508)	4.582
Distributions
Dividends from Net Investment Income	(2.032)	(4.156)	(3.824)	(3.595)	(3.262)	(3.282)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.032)	(4.156)	(3.824)	(3.595)	(3.262)	(3.282)
Net Asset Value, End of Period	$77.31	$75.54	$79.31	$75.91	$80.54	$108.31
Total Return	5.10%	0.57%	9.90%	-1.27%	-23.06%	4.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,847	$7,198	$13,012	$6,252	$4,545	$5,517
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[3]	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	5.31%	5.35%	5.17%	4.79%	3.47%	3.10%
Portfolio Turnover Rate[4]	25%	44%	33%	33%	31%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.05, $.01, and $.03.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.21	$21.22	$20.32	$21.56	$29.03	$28.68
Investment Operations
Net Investment Income[1]	.542	1.089	1.050	.984	.875	.877
Net Realized and Unrealized Gain (Loss) on Investments[2]	.472	(.986)	.878	(1.260)	(7.473)	.345
Total from Investment Operations	1.014	.103	1.928	(.276)	(6.598)	1.222
Distributions
Dividends from Net Investment Income	(.454)	(1.113)	(1.028)	(.964)	(.872)	(.872)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.454)	(1.113)	(1.028)	(.964)	(.872)	(.872)
Net Asset Value, End of Period	$20.77	$20.21	$21.22	$20.32	$21.56	$29.03
Total Return[3]	5.06%	0.57%	9.84%	-1.25%	-23.10%	4.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$373	$358	$398	$319	$272	$314
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[4]	0.07%[4]	0.07%
Ratio of Net Investment Income to Average Net Assets	5.28%	5.33%	5.14%	4.75%	3.44%	3.08%
Portfolio Turnover Rate[5]	25%	44%	33%	33%	31%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.01, $.00, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.07	$26.34	$25.21	$26.76	$36.02	$35.59
Investment Operations
Net Investment Income[1]	.675	1.356	1.307	1.227	1.092	1.095
Net Realized and Unrealized Gain (Loss) on Investments[2]	.600	(1.240)	1.103	(1.575)	(9.264)	.425
Total from Investment Operations	1.275	.116	2.410	(.348)	(8.172)	1.520
Distributions
Dividends from Net Investment Income	(.565)	(1.386)	(1.280)	(1.202)	(1.088)	(1.090)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.565)	(1.386)	(1.280)	(1.202)	(1.088)	(1.090)
Net Asset Value, End of Period	$25.78	$25.07	$26.34	$25.21	$26.76	$36.02
Total Return[3]	5.13%	0.53%	9.92%	-1.28%	-23.05%	4.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$446	$425	$446	$414	$264	$340
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%[4]	0.05%[4]	0.05%
Ratio of Net Investment Income to Average Net Assets	5.30%	5.36%	5.16%	4.78%	3.46%	3.09%
Portfolio Turnover Rate[5]	25%	44%	33%	33%	31%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.02, $.00, and $.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as
46

Long-Term Corporate Bond Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended February 28, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at February 28, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash.  Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
47

Long-Term Corporate Bond Index Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $196,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	65,674	—	65,674
Corporate Bonds	—	8,452,324	—	8,452,324
Temporary Cash Investments	61,087	—	—	61,087
Total	61,087	8,517,998	—	8,579,085

Derivative Financial Instruments
Assets
Futures Contracts[1]	55	—	—	55
Liabilities
Futures Contracts[1]	(32)	—	—	(32)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	548	132	680
Swap Contracts	—	82	82
Realized Net Gain (Loss) on Derivatives	548	214	762

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(31)	—	(31)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(31)	—	(31)
F.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,013,976
Gross Unrealized Appreciation	35,206
Gross Unrealized Depreciation	(470,074)
Net Unrealized Appreciation (Depreciation)	(434,868)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $816,288,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
48

Long-Term Corporate Bond Index Fund
G.  During the six months ended February 28, 2026, the fund purchased $1,092,489,000 of investment securities and sold $1,062,602,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,055,506,000 and $1,008,134,000, respectively. In addition, the fund purchased and sold investment securities of $9,072,951,000 and $8,656,909,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	9,332,339	121,312	12,856,542	168,035
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,845,610)	(115,100)	(17,747,430)	(236,800)
Net Increase (Decrease)—ETF Shares	486,729	6,212	(4,890,888)	(68,765)
Admiral Shares
Issued[1]	33,757	1,615	55,162	2,653
Issued in Lieu of Cash Distributions	5,405	263	13,380	656
Redeemed	(34,145)	(1,654)	(88,483)	(4,322)
Net Increase (Decrease)—Admiral Shares	5,017	224	(19,941)	(1,013)
Institutional Shares
Issued[1]	56,235	2,173	93,843	3,672
Issued in Lieu of Cash Distributions	9,764	382	20,405	808
Redeemed	(57,071)	(2,238)	(117,661)	(4,427)
Net Increase (Decrease)—Institutional Shares	8,928	317	(3,413)	53
1	Includes purchase fees for fiscal 2026 and 2025 of $827 and $1,493, respectively (fund totals).
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16472 042026
49

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of the Total World Bond ETF, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for the Total World Bond ETF are borne by the underlying Vanguard funds in which it invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Sector Bond Index Funds

A majority of independent trustees of the board of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund and Vanguard Mortgage-Backed Securities Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Total Corporate Bond ETF

A majority of independent trustees of the board of Vanguard Total Corporate Bond ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total World Bond ETF

A majority of independent trustees of the board of Vanguard Total World Bond ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.